    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2012

                                                 FILE NOS. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                      PRE-EFFECTIVE AMENDMENT NO.                          [_]
                      POST-EFFECTIVE AMENDMENT NO. 42                      [X]

                                 AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                            AMENDMENT NO. 121                              [X]
                    (CHECK APPROPRIATE BOX OR BOXES)


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)
Invesco Van Kampen V.I. Comstock Fund -- Series II shares
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 (formerly,
  Columbia Marsico Growth Fund, Variable Series -- Class A)
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series -- Class B)


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2

VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares



JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:

Wells Fargo Advantage VT Omega Growth Fund -- Class 2


THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Growth Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. American Franchise Fund -- Series II shares (formerly,
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares (formerly,
  Invesco V.I. Basic Value Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  8

FEE TABLES................................................. 10
   Examples................................................ 13

SYNOPSIS................................................... 14

CONDENSED FINANCIAL INFORMATION............................ 17

THE COMPANY................................................ 18

FINANCIAL CONDITION OF THE COMPANY......................... 18

THE SEPARATE ACCOUNT....................................... 19
   The Portfolios.......................................... 19
   Subaccounts............................................. 21
   Voting Rights........................................... 30
   Asset Allocation Program................................ 30

THE GUARANTEE ACCOUNT...................................... 39

CHARGES AND OTHER DEDUCTIONS............................... 40
   Transaction Expenses.................................... 40
       Surrender Charge.................................... 40
       Exceptions to the Surrender Charge.................. 41
   Deductions from the Separate Account.................... 41
   Charges for the Living Benefit Rider Options............ 42
   Charges for the Death Benefit Rider Options............. 44
   Other Charges........................................... 44

THE CONTRACT............................................... 45
   Purchase of the Contract................................ 45
   Ownership............................................... 46
   Assignment.............................................. 46
   Purchase Payments....................................... 47
   Valuation Day and Valuation Period...................... 47
   Allocation of Purchase Payments......................... 47
   Enhanced Payment Benefit Option......................... 48
   Valuation of Accumulation Units......................... 48

TRANSFERS.................................................. 49
   Transfers Before the Annuity Commencement Date.......... 49
   Transfers from the Guarantee Account to the Subaccounts. 49
   Transfers from the Subaccounts to the Guarantee Account. 49
   Transfers Among the Subaccounts......................... 49
   Telephone/Internet Transactions......................... 50
   Confirmation of Transactions............................ 51
   Special Note on Reliability............................. 51
   Transfers by Third Parties.............................. 51
   Special Note on Frequent Transfers...................... 51
   Dollar Cost Averaging Program........................... 53
   Defined Dollar Cost Averaging Program................... 54
   Portfolio Rebalancing Program........................... 54
   Guarantee Account Interest Sweep Program................ 55

SURRENDERS AND PARTIAL WITHDRAWALS....................................................  55
   Surrenders and Partial Withdrawals.................................................  55
   Restrictions on Distributions from Certain Contracts...............................  56
   Systematic Withdrawal Program......................................................  57
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options......................  57
       Lifetime Income Plus Solution..................................................  58
       Lifetime Income Plus 2008......................................................  70
       Lifetime Income Plus 2007......................................................  82
       Lifetime Income Plus...........................................................  90
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007..... 101

DEATH OF OWNER AND/OR ANNUITANT....................................................... 102
   Distribution Provisions Upon Death of Owner or Joint Owner......................... 102
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date........... 102
   Basic Death Benefit................................................................ 102
   Annual Step-Up Death Benefit Rider Option.......................................... 102
   Termination of Death Benefit Rider Option When Contract Assigned or Sold........... 103
   How to Claim Proceeds and/or Death Benefit Payments................................ 103
   Distribution Rules................................................................. 105

INCOME PAYMENTS....................................................................... 106
   Optional Payment Plans............................................................. 108
   Variable Income Payments........................................................... 109
   Transfers After the Annuity Commencement Date...................................... 109
   Payment Protection Rider Options................................................... 109
       Payment Optimizer Plus......................................................... 109
       Principal Protection Advantage................................................. 119

TAX MATTERS........................................................................... 126
   Introduction....................................................................... 126
   Taxation of Non-Qualified Contracts................................................ 126
   Section 1035 Exchanges............................................................. 129
   Qualified Retirement Plans......................................................... 129
   Federal Income Tax Withholding..................................................... 133
   State Income Tax Withholding....................................................... 133
   Tax Status of the Company.......................................................... 133
   Federal Estate, Gift and Generation-Skipping Transfer Taxes........................ 133
   Federal Defense of Marriage Act.................................................... 134
   Annuity Purchases by Residents of Puerto Rico...................................... 134
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................... 134
   Foreign Tax Credits................................................................ 134
   Changes in the Law................................................................. 134

REQUESTING PAYMENTS................................................................... 134

SALE OF THE CONTRACTS................................................................. 135

ADDITIONAL INFORMATION................................................................ 136
   Owner Questions.................................................................... 136
   Return Privilege................................................................... 136
   State Regulation................................................................... 137
   Evidence of Death, Age, Gender, Marital Status or Survival......................... 137
   Records and Reports................................................................ 137
   Other Information.................................................................. 137

   Exemption to File Periodic Reports.................... 137
   Legal Proceedings..................................... 137

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION............ B-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase
 payments partially withdrawn or surrendered)      Maximum of 8%/1,2/
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
OPTIONAL BENEFIT (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Enhanced Payment Benefit Option                     0.15%                        0.15%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3,8/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                              Current Charge/9/           Maximum Charge/2,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE
 AT THE TIME THE CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                               Current Charge               Maximum Charge
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,234      $2,632      $3,963       $7,249


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $591       $2,011      $3,446       $7,109


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $707       $2,131      $3,571       $7,249


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE ENHANCED PAYMENT BENEFIT OPTION. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

THE "LIVING BENEFIT RIDER OPTIONS." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus

2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD
STREET, RICHMOND, VIRGINIA 23230.   You may also obtain copies of the
prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                                    ADVISER (AND SUB-ADVISER(S),
                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                 AS APPLICABLE)
                          -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.           Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE   SERIES I SHARES
INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.           Invesco Advisers, Inc.
                          FUND -- SERIES II SHARES
                          -------------------------------------------------------------------------------------------------------
                          INVESCO VAN KAMPEN                 to seek capital growth.                Invesco Advisers, Inc.
                          V.I. AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY,
                          INVESCO V.I. CAPITAL APPRECIATION
                          FUND -- SERIES I SHARES)
                          -------------------------------------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.            Seeks capital growth and income        Invesco Advisers, Inc.
                          COMSTOCK FUND -- SERIES II SHARES  through investments in equity securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                          -------------------------------------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY     Seeks both capital appreciation and    Invesco Advisers, Inc.
                          AND INCOME FUND -- SERIES II       current income.
                          SHARES
                          -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
FUND, INC.                CLASS B                            determination of reasonable risk.
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.           AllianceBernstein, L.P.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.           AllianceBernstein, L.P.
                          INCOME PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.           AllianceBernstein, L.P.
                          VALUE PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.           AllianceBernstein, L.P.
                          GROWTH PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.           AllianceBernstein, L.P.
                          GROWTH PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    The fund pursues long-term total       American Century Investment
VARIABLE PORTFOLIOS II,   CLASS II                           return using a strategy that seeks to  Management, Inc.
INC.                                                         protect against U.S. inflation.
                          -------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and        BlackRock Advisors, LLC
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.                   (subadvised by BlackRock
                                                                                                    Investment Management, LLC)
                          -------------------------------------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high yield, lower-rated corporate
                                                            bonds, commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                            consistent with reasonable risk.
FUND










                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------


                            SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
                            VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                            SERVICE CLASS 2

                            ------------------------------------------------------------------------------
                            VIP GROWTH & INCOME                Seeks high total return through a
                            PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                               capital appreciation.
                            ------------------------------------------------------------------------------
                            VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                            PORTFOLIO -- SERVICE CLASS 2       growth.




                            ------------------------------------------------------------------------------
                            VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                            SERVICE CLASS 2
                            ------------------------------------------------------------------------------
                            VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                            PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                               capital.
                            ------------------------------------------------------------------------------
                            VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                            SERVICE CLASS 2

                            ------------------------------------------------------------------------------
                            VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                            SERVICE CLASS 2

                            ------------------------------------------------------------------------------
FRANKLIN TEMPLETON          MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE          CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                                 normally invests primarily in U.S. and
                                                               foreign equity securities that the
                                                               manager believes are undervalued.
                            ------------------------------------------------------------------------------
                            TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                            FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                               equity securities of companies located
                                                               anywhere in the world, including those
                                                               in the U.S. and in emerging markets.
                            ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.  CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
                            CLASS 1 SHARES                     future income.
                            ------------------------------------------------------------------------------
                            MONEY MARKET FUND/1/               Seeks a high level of current income
                                                               consistent with the preservation of
                                                               capital and the maintenance of
                                                               liquidity.
                            ------------------------------------------------------------------------------
                            REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                            CLASS 1 SHARES                     current income and capital
                                                               appreciation.
                            ------------------------------------------------------------------------------
                            SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                            CLASS 1 SHARES






                            ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-----------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
                      TOTAL RETURN FUND/2/                Seeks the highest total return,
                                                          composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.



                      -------------------------------------------------------------------------------
                      U.S. EQUITY FUND --                 Seeks long-term growth of capital.
                      CLASS 1 SHARES
                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                      SHARES                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                      SERVICE CLASS SHARES                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                      CLASS SHARES                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED                The Fund seeks a high total investment
ACCOUNT FUNDS         FUND/VA -- SERVICE SHARES           return, which includes current income
                                                          and capital appreciation.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                      APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                      SHARES                              established companies.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                      FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                          portion of its assets in securities of
                                                          foreign issuers, "growth-type"
                                                          companies, cyclical industries and
                                                          special situations that are considered to
                                                          have appreciation possibilities.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/       The Fund seeks high total return.
                      VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL-      The Fund seeks capital appreciation.
                      & MID- CAP FUND(R)/VA -- SERVICE
                      SHARES
                      -------------------------------------------------------------------------------
PIMCO VARIABLE        ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST       CLASS SHARES                        with preservation of real capital and
                                                          prudent investment management.
                      -------------------------------------------------------------------------------
                      HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                          and prudent investment management.
                      -------------------------------------------------------------------------------
                      LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                      PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                      SHARES                              and prudent investment management.
                      -------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
-----------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
-----------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


-----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                            SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                            ---------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --         Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                              and prudent investment management.
                            ---------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --         Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                              and prudent investment management.
                            ---------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND  JENNISON PORTFOLIO -- CLASS II    Seeks long-term growth of capital.
                            SHARES

                            ---------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO -- Seeks long-term growth of capital.
                            CLASS II SHARES

                            ---------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --    Seeks long-term growth of capital.
                            CLASS II SHARES

                            ---------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA    The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2            appreciation.

                            ---------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------




The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                           SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                           -----------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS FUND    PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long term by allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                           -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           -----------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES           seek capital appreciation.
                           -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.              to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)         SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER                Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                secondary objective.
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:



                         SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I. VALUE    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  OPPORTUNITIES FUND -- SERIES II
INSURANCE FUNDS)         SHARES (FORMERLY, INVESCO V.I.
                         BASIC VALUE FUND -- SERIES II
                         SHARES)
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
INC.                                                      with prudent investment management
                                                          and the preservation of capital.
                         --------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                         SHARES/1/                        future income.
                         --------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                         FUND -- CLASS 1 SHARES           future income rather than current
                                                          income.
                         --------------------------------------------------------------------------
                         S&P 500(R) INDEX FUND/2/         Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Composite Stock Index.
                         --------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation.
VARIABLE EQUITY TRUST    AGGRESSIVE GROWTH PORTFOLIO --
                         CLASS II
                         --------------------------------------------------------------------------
                         LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth.
                         FUNDAMENTAL ALL CAP VALUE        Current income is a secondary
                         PORTFOLIO -- CLASS I             consideration.
                         --------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST          SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                         --------------------------------------------------------------------------
OPPENHEIMER VARIABLE     OPPENHEIMER SMALL- & MID-CAP     The Fund seeks capital appreciation by
ACCOUNT FUNDS            GROWTH FUND/VA -- SERVICE        investing in "growth type" companies.
                         SHARES
                         --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.

---------------------------------------------------------------------------


                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                     ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN          INVESTMENT OBJECTIVE                AS APPLICABLE)
                      --------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) FUND/2/    Seeks to provide investment results     Guggenheim Investments
                                               that correspond to a benchmark for
                                               over-the-counter securities. The
                                               portfolio's current benchmark is the
                                               NASDAQ 100 Index(TM).
                      --------------------------------------------------------------------------------------------




The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/3/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------



                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /3/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.



PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the

Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares



PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Wells Fargo Variable Trust:

  Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.


In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.



BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL




                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1 (formerly, Columbia Marsico Growth Fund,           American Century VP Inflation             Shares
 Variable Series -- Class A)                                 Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Balanced Portfolio -- Service Class 2          BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2     Columbia Variable Portfolio -- Marsico    Shares
Fidelity VIP Growth & Income Portfolio -- Service Class 2    International Opportunities Fund --     PIMCO VIT Total Return
Franklin Templeton VIP Mutual Shares Securities Fund --      Class 2 (formerly, Columbia Marsico      Portfolio --
 Class 2 Shares                                              International Opportunities Fund,        Administrative Class
Franklin Templeton VIP Templeton Growth Securities           Variable Series -- Class B)              Shares
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --
 Class 1 Shares                                              Service Shares
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Dynamic Capital
Invesco V.I. International Growth Fund -- Series II shares   Appreciation Portfolio -- Service
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Class 2
Invesco Van Kampen V.I. Equity and Income Fund --           Fidelity VIP Growth Portfolio --
 Series II shares                                            Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Growth Opportunities
MFS(R) Total Return Series -- Service Class Shares           Portfolio -- Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares              Fidelity VIP Growth Stock Portfolio --
Oppenheimer Capital Appreciation Fund/VA -- Service          Service Class 2
 Shares                                                     Fidelity VIP Mid Cap Portfolio --
Oppenheimer Global Securities Fund/VA -- Service Shares      Service Class 2
Oppenheimer Main Street Fund/VA -- Service Shares           Fidelity VIP Value Strategies Portfolio
                                                             -- Service Class 2
                                                            GE Investments Funds Real Estate
                                                             Securities Fund -- Class 1 Shares
                                                            GE Investments Funds Small-Cap Equity
                                                             Fund -- Class 1 Shares
                                                            Invesco Van Kampen V.I. American
                                                             Franchise Fund -- Series I shares
                                                             (formerly, Invesco V.I. Capital
                                                             Appreciation Fund -- Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/ VA -- Service Shares
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract              0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract               0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

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Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free

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exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must

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approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

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You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net

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investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG
THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

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We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;


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   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY
THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

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The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios.

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In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the

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Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are
allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of

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assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

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We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

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SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to

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protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated

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Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base

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


multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base.

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


For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR SERVICE CENTER AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits

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


provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

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If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal

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


Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68            27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69            14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70             1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68            25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69            12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-

Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER

THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) PLUS (b) PLUS (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

     MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.


                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

                      RESTORE PROVISION                                                 RESET PROVISION
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $5,500        $96,420       $100,000     $94,500
   66        96,420         5,500         88,992        100,000      89,000
   67        88,992         5,500         81,712        100,000      83,500
   68        81,712         5,500         74,578        100,000      78,000
   69        74,578         5,500         67,586        100,000      72,500
   70        67,586         5,500         60,734        100,000      67,000
   71        60,734         5,500         54,020        100,000      61,500
   72        54,020         5,500         47,439        100,000      56,000
   73        47,439         5,500         40,990        100,000      50,500
   74        40,990         5,500         34,641        100,000      45,000
   75        34,641         5,500         28,418        100,000      39,500
   76        28,418         5,500         22,319        100,000      34,000
   77        22,319         5,500         16,343        100,000      28,500
   78        16,343         5,500         10,486        100,000      23,000
   79        10,486         5,500          4,746        100,000      17,500
   80         4,746         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $ 5,500       $106,820      $100,000     $94,500
   66       106,820          5,875        109,491       106,820      88,625
   67       109,491          6,022        112,228       109,491      82,603
   68       112,228          6,173        115,033       112,228      76,430
   69       115,033          6,327        117,909       115,033      70,104
   70       117,909          6,485        120,857       117,909      63,619
   71       120,857          6,647        123,878       120,857      56,971
   72       123,878          6,813        126,975       123,878      50,158
   73       126,975          6,984        130,150       126,975      43,174
   74       130,150          7,158        133,404       130,150      36,016
   75       133,404          7,337        136,739       133,404      28,679
   76       136,739          7,521        140,157       136,739      21,158
   77       140,157          7,709        143,661       140,157      13,450
   78       143,661          7,901        147,253       143,661       5,548
   79       147,253          8,099        150,934       147,253           0
   80       150,934          8,301        154,707       150,934           0
   81       154,707          8,509        158,575       154,707           0
   82       158,575          8,722        162,539       158,575           0
   83       162,539          8,940        166,603       162,539           0
   84       166,603          9,163        170,768       166,603           0
   85       170,768          9,392        175,037       170,768           0
   86       175,037          9,627        179,413       175,037           0
   87       179,413          9,868        183,898       179,413           0
   88       183,898         10,114        188,496       183,898           0
   89       188,496         10,367        193,208       188,496           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                    WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE - LIMIT - BEFORE   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR      WITHDRAWAL   END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000         $5,500      $ 93,000     $93,000
66       101,000         7,000         102,080          5,555        94,000      86,000
67       102,080         7,000         103,246          5,614        95,080      79,000
68       103,246         7,000         104,506          5,679        96,246      72,000
69       104,506         7,000         105,867          5,748        97,506      65,000
70       105,867         7,000         107,336          5,823        98,867      58,000
71       107,336         7,000         108,923          5,903       100,336      51,000
72       108,923         7,000         110,637          5,991       101,923      44,000
73       110,637         7,000         112,488          6,085       103,637      37,000
74       112,488         7,000         114,487          6,187       105,488      30,000
75       114,487         7,000         116,645          6,297       107,487      23,000
76       116,645         7,000         118,977          6,416       109,645      16,000
77       118,977         7,000         121,495          6,544       111,977       9,000
78       121,495         7,000         124,215          6,682       114,495       2,000
79       124,215         7,000         127,152          6,832       117,215           0
80       127,152         7,000         130,324          6,993       120,152           0
81       130,324         7,000         133,750          7,168       123,324           0
82       133,750         7,000         137,450          7,356       126,750           0
83       137,450         7,000         141,446          7,560       130,450           0
84       141,446         7,000         145,762          7,780       134,446           0
85       145,762         7,000         150,423          8,017       138,762           0
86       150,423         7,000         155,457          8,273       143,423           0
87       155,457         7,000         160,893          8,550       148,457           0
88       160,893         7,000         166,765          8,849       153,893           0
89       166,765         7,000         173,106          9,172       159,765           0
-----------------------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      WITHDRAWALS                    WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE - LIMIT - BEFORE   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR      WITHDRAWAL   END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------
65      $104,000        $7,000        $105,320        $ 5,500      $ 93,000     $93,000
66       105,320         7,000         106,746          5,793        98,320      86,000
67       106,746         7,000         108,285          5,871        99,746      79,000
68       108,285         7,000         109,948          5,956       101,285      72,000
69       109,948         7,000         111,744          6,047       102,948      65,000
70       111,744         7,000         113,683          6,146       104,744      58,000
71       113,683         7,000         115,778          6,253       106,683      51,000
72       115,778         7,000         118,040          6,368       108,778      44,000
73       118,040         7,000         120,484          6,492       111,040      37,000
74       120,484         7,000         123,122          6,627       113,484      30,000
75       123,122         7,000         125,972          6,772       116,122      23,000
76       125,972         7,000         129,050          6,928       118,972      16,000
77       129,050         7,000         132,374          7,098       122,050       9,000
78       132,374         7,000         135,964          7,281       125,374       2,000
79       135,964         7,000         139,841          7,478       128,964           0
80       139,841         7,000         144,028          7,691       132,841           0
81       144,028         7,000         148,550          7,922       137,028           0
82       148,550         7,000         153,434          8,170       141,550           0
83       153,434         7,000         158,709          8,439       146,434           0
84       158,709         7,000         164,406          8,729       151,709           0
85       164,406         7,000         170,558          9,042       157,406           0
86       170,558         7,000         177,203          9,381       163,558           0
87       177,203         7,000         184,379          9,746       170,203           0
88       184,379         7,000         192,129         10,141       177,379           0
89       192,129         7,000         200,500         10,567       185,129           0
-----------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving

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spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made

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pursuant to one of these plans are not redeemable. If you elected one of the
Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution

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rules. Optional Payment Plan 4 is not available to contracts issued as
Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of

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the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

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The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund --
        Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --
        Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --
        Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,778  $565      $607     $607     $  502    $104,000
           2     6,517   543       607      607      1,265      96,720
           3     6,267   522       607      607      2,279      89,440
           4     6,026   502       607      607      3,534      82,160
           5     5,794   483       607      607      5,020      74,880
        ---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

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




   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity

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year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero.

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One is through repayment of the advanced amounts by future performance of the
Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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




EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.


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




Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

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




There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.

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ASSIGNMENTS AND PLEDGES.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the

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amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

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  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

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Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the

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     owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash

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value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. The Company may compensate GFWM for services it provides related to the Asset Allocation program. There is no direct fee for participation in the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent


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is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010, and 2009, $4.9 million, $5.6 million and $6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010, and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO SHOW HOW THE BASIC DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                                                   DEATH
                      END OF ANNUITANT'S CONTRACT BENEFIT
                       YEAR      AGE      VALUE   AMOUNT
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  135,000
                        7        82       125,000  135,000
                        8        83       145,000  135,000
                      ------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                    ENHANCED PAYMENT BENEFIT OPTION ELECTED


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.71            $11.13        23,233     2011
                                                                           11.13             11.71        24,023     2010
                                                                            7.65             11.13        24,609     2009
                                                                           16.17              7.65        26,538     2008
                                                                           16.22             16.17        30,038     2007
                                                                           14.59             16.22        38,505     2006
                                                                           14.06             14.59        39,426     2005
                                                                           12.89             14.06        35,316     2004
                                                                           10.00             12.89         5,129     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.36            $ 8.48           348     2011
                                                                            8.23              9.36         1,522     2010
                                                                            6.91              8.23         1,594     2009
                                                                           12.21              6.91         1,656     2008
                                                                           11.08             12.21         1,712     2007
                                                                           10.59             11.08         1,795     2006
                                                                            9.89             10.59         1,788     2005
                                                                            9.43              9.89         2,242     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.75            $10.57         5,506     2011
                                                                            9.97             10.75         4,706     2010
                                                                            7.90              9.97         4,556     2009
                                                                           11.49              7.90         4,397     2008
                                                                           10.80             11.49         4,342     2007
                                                                           10.00             10.80         4,226     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.01            $13.74        27,782     2011
                                                                           13.55             15.01        22,957     2010
                                                                           10.20             13.55        23,203     2009
                                                                           17.44             10.20        26,137     2008
                                                                           15.49             17.44        27,876     2007
                                                                           12.31             15.49        18,958     2006
                                                                           10.63             12.31         7,656     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.57            $ 9.74         2,794     2011
                                                                            8.98             10.57         5,554     2010
                                                                            5.51              8.98         5,040     2009
                                                                           11.01              5.51         5,042     2008
                                                                            9.59             11.01         4,586     2007
                                                                            9.50              9.59         1,884     2006
                                                                            8.97              9.50         1,476     2005
                                                                            8.54              8.97           413     2004
                                                                            7.18              8.54            --     2003
                                                                           10.00              7.18            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $12.21            $11.76        24,476     2011
                                                                              10.73             12.21        27,900     2010
                                                                               8.49             10.73        30,111     2009
                                                                              13.44              8.49        35,658     2008
                                                                              13.99             13.44        41,079     2007
                                                                              12.25             13.99        35,519     2006
                                                                              11.95             12.25        37,460     2005
                                                                              10.35             11.95        25,586     2004
                                                                               8.04             10.35           165     2003
                                                                              10.00              8.04            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.85            $ 9.57            --     2011
                                                                               8.94              9.85            --     2010
                                                                               7.42              8.94            --     2009
                                                                               9.75              7.42            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.30            $ 8.87         3,501     2011
                                                                               8.57              9.30         3,525     2010
                                                                               7.00              8.57         3,532     2009
                                                                              10.19              7.00         3,539     2008
                                                                              10.00             10.19         3,546     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $15.89            $11.97         4,362     2011
                                                                              13.62             15.89        10,878     2010
                                                                               9.03             13.62        10,398     2009
                                                                              17.47              9.03         6,108     2008
                                                                              14.81             17.47         6,954     2007
                                                                              13.89             14.81         3,229     2006
                                                                              13.62             13.89         3,627     2005
                                                                              13.17             13.62         3,162     2004
                                                                              10.00             13.17         2,027     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.09            $10.54        31,174     2011
                                                                               9.09             10.09        34,264     2010
                                                                               7.68              9.09        35,491     2009
                                                                              13.16              7.68        40,218     2008
                                                                              12.75             13.16        43,821     2007
                                                                              11.08             12.75        46,839     2006
                                                                              10.76             11.08        52,785     2005
                                                                               9.84             10.76        46,865     2004
                                                                               7.56              9.84         2,541     2003
                                                                              10.00              7.56            --     2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.41            $ 8.25        77,197     2011
                                                                              10.14             10.41        70,422     2010
                                                                               7.67             10.14        68,579     2009
                                                                              16.69              7.67        77,627     2008
                                                                              16.07             16.69        73,470     2007
                                                                              12.08             16.07        37,011     2006
                                                                              10.54             12.08        10,710     2005
                                                                              10.00             10.54         2,659     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 9.84            $ 9.32        10,676     2011
                                                                      9.11              9.84        11,274     2010
                                                                      6.75              9.11        11,713     2009
                                                                     11.40              6.75        13,913     2008
                                                                     10.20             11.40        13,920     2007
                                                                     10.43             10.20        14,030     2006
                                                                      9.23             10.43        12,392     2005
                                                                      8.66              9.23        12,525     2004
                                                                      7.13              8.66            98     2003
                                                                     10.00              7.13            --     2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B           $14.01            $14.36           573     2011
                                                                     10.42             14.01           636     2010
                                                                      7.50             10.42           158     2009
                                                                     14.01              7.50           158     2008
                                                                     12.53             14.01           158     2007
                                                                     11.52             12.53            --     2006
                                                                     11.16             11.52            --     2005
                                                                      9.92             11.16            --     2004
                                                                      6.78              9.92            --     2003
                                                                     10.00              6.78            --     2002
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.64            $12.80        82,503     2011
                                                                     11.26             11.64        86,043     2010
                                                                     10.38             11.26        82,459     2009
                                                                     10.72             10.38        76,401     2008
                                                                      9.95             10.72         5,740     2007
                                                                      9.95              9.95         6,001     2006
                                                                     10.00              9.95            --     2005
-------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $11.61            $11.11         8,993     2011
                                                                     10.49             11.61         9,105     2010
                                                                      8.14             10.49         8,395     2009
                                                                     13.12              8.14         8,426     2008
                                                                     13.13             13.12         8,278     2007
                                                                     10.97             13.13         8,045     2006
                                                                     10.87             10.97         5,862     2005
                                                                     10.00             10.87         2,080     2004
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.77            $14.01        31,962     2011
                                                                     13.68             14.77        32,233     2010
                                                                     11.50             13.68        31,998     2009
                                                                     14.55             11.50        28,556     2008
                                                                     12.66             14.55        28,109     2007
                                                                     11.05             12.66        12,649     2006
                                                                     10.00             11.05         2,538     2005
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.83            $10.90         1,708     2011
                                                                      9.56             10.83         1,771     2010
                                                                      7.67              9.56         1,754     2009
                                                                     13.19              7.67         1,657     2008
                                                                     12.41             13.19         1,473     2007
                                                                     11.80             12.41         1,011     2006
                                                                     10.85             11.80         1,021     2005
                                                                     10.00             10.85           849     2004
-------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $12.21            $11.70          3,877    2011
                                                                               9.67             12.21          4,008    2010
                                                                               7.68              9.67          2,993    2009
                                                                              13.05              7.68          2,674    2008
                                                                              13.41             13.05          7,173    2007
                                                                              12.14             13.41          7,477    2006
                                                                              11.21             12.14          7,452    2005
                                                                              10.00             11.21          1,463    2004
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $15.57            $14.91         14,571    2011
                                                                              13.02             15.57         15,177    2010
                                                                              10.44             13.02         16,439    2009
                                                                              17.53             10.44         16,208    2008
                                                                              15.16             17.53         17,911    2007
                                                                              14.52             15.16         16,841    2006
                                                                              13.74             14.52         22,885    2005
                                                                              12.35             13.74         12,007    2004
                                                                              10.00             12.35          5,416    2003
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $19.85            $16.37         45,095    2011
   Fund -- Class 2                                                            17.73             19.85         43,924    2010
                                                                              13.06             17.73         44,170    2009
                                                                              25.77             13.06         48,812    2008
                                                                              21.89             25.77         47,331    2007
                                                                              18.05             21.89         31,063    2006
                                                                              15.35             18.05         28,139    2005
                                                                              13.38             15.35         16,196    2004
                                                                              10.00             13.38            570    2003
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.85            $11.96         91,687    2011
                                                                              11.04             11.85        158,907    2010
                                                                               7.77             11.04        195,170    2009
                                                                              10.84              7.77        237,117    2008
                                                                              10.84             10.84        177,952    2007
                                                                              10.44             10.84        103,561    2006
                                                                              10.22             10.44        120,797    2005
                                                                              10.10             10.22         63,176    2004
                                                                               9.97             10.10            339    2003
                                                                              10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $17.38            $17.95         22,241    2011
                                                                              15.44             17.38         24,494    2010
                                                                              10.29             15.44         26,414    2009
                                                                              14.15             10.29         28,277    2008
                                                                              13.94             14.15         43,980    2007
                                                                              12.81             13.94         46,396    2006
                                                                              12.73             12.81         37,753    2005
                                                                              11.75             12.73         21,931    2004
                                                                               9.80             11.75            263    2003
                                                                              10.00              9.80             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.41            $15.67         36,971    2011
                                                                         15.89             18.41         37,639    2010
                                                                         12.51             15.89         36,670    2009
                                                                         21.88             12.51         36,844    2008
                                                                         18.43             21.88         38,461    2007
                                                                         16.35             18.43         39,771    2006
                                                                         14.98             16.35         42,256    2005
                                                                         13.30             14.98         29,591    2004
                                                                         10.00             13.30          4,452    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.55            $12.01            369    2011
                                                                         11.20             12.55            390    2010
                                                                          8.84             11.20            409    2009
                                                                         12.63              8.84            426    2008
                                                                         11.15             12.63            456    2007
                                                                         10.57             11.15            477    2006
                                                                         10.35             10.57            497    2005
                                                                         10.00             10.35            519    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.39            $10.78          3,931    2011
                                                                          9.83             11.39          7,728    2010
                                                                          7.22              9.83          8,729    2009
                                                                         11.15              7.22          8,956    2008
                                                                         10.42             11.15          3,825    2007
                                                                         10.00             10.42          1,184    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.77            $15.09        102,413    2011
                                                                         13.71             15.77        110,009    2010
                                                                         10.28             13.71        117,895    2009
                                                                         18.24             10.28        117,510    2008
                                                                         15.80             18.24        130,629    2007
                                                                         14.41             15.80        119,483    2006
                                                                         12.55             14.41        106,684    2005
                                                                         11.08             12.55         56,083    2004
                                                                          8.78             11.08          4,409    2003
                                                                         10.00              8.78             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.74            $14.11          9,052    2011
                                                                         12.70             14.74          9,780    2010
                                                                          9.50             12.70          9,799    2009
                                                                         16.47              9.50          9,762    2008
                                                                         15.68             16.47         10,610    2007
                                                                         14.00             15.68          1,357    2006
                                                                         11.79             14.00             --    2005
                                                                         11.83             11.79             --    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.93            $10.82         56,415    2011
                                                                          9.66             10.93         58,442    2010
                                                                          7.56              9.66         62,655    2009
                                                                         13.44              7.56         65,458    2008
                                                                         13.48             13.44         68,977    2007
                                                                         11.43             13.48         62,514    2006
                                                                         11.00             11.43         53,108    2005
                                                                         10.05             11.00         42,954    2004
                                                                          7.85             10.05          1,082    2003
                                                                         10.00              7.85             --    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.69            $10.66         10,451    2011
                                                                                    9.48             10.69         13,304    2010
                                                                                    7.59              9.48         17,587    2009
                                                                                   13.27              7.59         19,746    2008
                                                                                   12.06             13.27         19,900    2007
                                                                                   10.86             12.06         19,379    2006
                                                                                   10.27             10.86         18,809    2005
                                                                                    9.89             10.27          9,828    2004
                                                                                    8.15              9.89             --    2003
                                                                                   10.00              8.15             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.73            $ 9.57         21,291    2011
                                                                                    7.98              9.73         24,416    2010
                                                                                    6.34              7.98         25,084    2009
                                                                                   12.22              6.34         33,445    2008
                                                                                    9.81             12.22         32,446    2007
                                                                                    9.35              9.81         30,731    2006
                                                                                    9.01              9.35         25,243    2005
                                                                                    8.88              9.01         33,192    2004
                                                                                    6.81              8.88          2,782    2003
                                                                                   10.00              6.81             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.54            $12.15         11,850    2011
                                                                                   10.90             11.54         12,196    2010
                                                                                    9.60             10.90          5,378    2009
                                                                                   10.10              9.60          4,288    2008
                                                                                   10.00             10.10          9,345    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.07            $19.36         29,600    2011
                                                                                   17.44             22.07         34,214    2010
                                                                                   12.68             17.44         32,454    2009
                                                                                   21.34             12.68         35,497    2008
                                                                                   18.81             21.34         47,587    2007
                                                                                   17.00             18.81         46,953    2006
                                                                                   14.64             17.00         55,800    2005
                                                                                   11.94             14.64         21,596    2004
                                                                                    8.77             11.94            534    2003
                                                                                   10.00              8.77             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.39            $11.09          6,623    2011
                                                                                    9.97             12.39          7,149    2010
                                                                                    6.44              9.97          7,168    2009
                                                                                   13.44              6.44          7,649    2008
                                                                                   12.96             13.44          7,602    2007
                                                                                   11.35             12.96            672    2006
                                                                                   11.26             11.35            672    2005
                                                                                   10.00             11.26             --    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.64            $12.74         93,523    2011
                                                                                   11.40             12.64        118,893    2010
                                                                                    8.55             11.40        129,621    2009
                                                                                   12.35              8.55        118,521    2008
                                                                                   12.10             12.35        134,253    2007
                                                                                   10.40             12.10         69,400    2006
                                                                                   10.00             10.40          2,484    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.70            $ 8.43         13,085    2011
                                                                                    8.02              8.70         13,769    2010
                                                                                    6.26              8.02         12,490    2009
                                                                                    9.91              6.26         13,382    2008
                                                                                   10.00              9.91         14,023    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $14.48            $14.10          42,757   2011
                                                              13.23             14.48          44,813   2010
                                                              10.67             13.23          44,572   2009
                                                              17.24             10.67          39,914   2008
                                                              16.93             17.24          33,081   2007
                                                              14.53             16.93          11,325   2006
                                                              13.36             14.53              --   2005
                                                              12.05             13.36              --   2004
                                                               9.79             12.05              --   2003
                                                              10.00              9.79              --   2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.60            $ 7.88          29,389   2011
                                                               8.14              8.60          29,387   2010
                                                               6.31              8.14          29,247   2009
                                                              11.12              6.31          22,491   2008
                                                              11.04             11.12          23,511   2007
                                                              10.00             11.04           1,140   2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.93            $11.55           7,114   2011
                                                              10.87             11.93          12,685   2010
                                                               8.81             10.87          17,135   2009
                                                              13.34              8.81           9,375   2008
                                                              12.32             13.34          12,798   2007
                                                              10.62             12.32          13,566   2006
                                                              10.37             10.62          15,127   2005
                                                               9.62             10.37          13,801   2004
                                                               7.88              9.62           5,496   2003
                                                              10.00              7.88              --   2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $12.31            $12.99          24,790   2011
                                                              11.63             12.31          24,563   2010
                                                              10.96             11.63          29,015   2009
                                                              11.74             10.96          33,399   2008
                                                              11.38             11.74          40,789   2007
                                                              11.08             11.38          74,022   2006
                                                              11.03             11.08          39,558   2005
                                                              10.84             11.03          43,981   2004
                                                              10.64             10.84          15,263   2003
                                                              10.00             10.64              --   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $16.46            $14.84          17,413   2011
                                                              13.25             16.46          18,066   2010
                                                               9.52             13.25          18,576   2009
                                                              15.56              9.52          20,152   2008
                                                              14.05             15.56          23,294   2007
                                                              13.17             14.05          23,202   2006
                                                              11.98             13.17          23,626   2005
                                                              10.49             11.98          17,153   2004
                                                               8.02             10.49             317   2003
                                                              10.00              8.02              --   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.03            $ 1.02       1,560,790   2011
                                                               1.05              1.03       1,688,885   2010
                                                               1.06              1.05       2,204,040   2009
                                                               1.06              1.06       1,845,969   2008
                                                               1.02              1.06       1,700,906   2007
                                                               0.99              1.02       1,237,422   2006
                                                               0.98              0.99         457,470   2005
                                                               0.99              0.98         508,386   2004
                                                               1.00              0.99              --   2003
                                                               1.00              1.00              --   2002
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.72            $ 9.56             --    2011
                                                          9.87              9.72             --    2010
                                                         10.01              9.87         11,322    2009
                                                         10.00             10.01             --    2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.52            $10.40          2,017    2011
                                                          9.58             10.52          2,441    2010
                                                          7.02              9.58          2,645    2009
                                                         11.26              7.02          2,796    2008
                                                         10.86             11.26          3,216    2007
                                                         10.12             10.86          3,174    2006
                                                         10.15             10.12          5,112    2005
                                                          9.64             10.15          3,032    2004
                                                          7.60              9.64             --    2003
                                                         10.00              7.60             --    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.92            $22.61         20,993    2011
                                                         16.49             20.92         21,908    2010
                                                         12.34             16.49         26,887    2009
                                                         19.61             12.34         29,518    2008
                                                         23.41             19.61         33,849    2007
                                                         17.88             23.41         41,933    2006
                                                         16.25             17.88         39,090    2005
                                                         12.48             16.25         26,529    2004
                                                         10.00             12.48          2,042    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.80            $10.81        155,220    2011
                                                          9.56             10.80        171,913    2010
                                                          7.69              9.56        190,110    2009
                                                         12.49              7.69        190,489    2008
                                                         12.08             12.49        218,648    2007
                                                         10.63             12.08        141,338    2006
                                                         10.34             10.63        148,821    2005
                                                          9.51             10.34        110,335    2004
                                                          7.54              9.51         10,221    2003
                                                         10.00              7.54             --    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.97            $14.18         15,499    2011
                                                         11.14             13.97         16,646    2010
                                                          8.65             11.14         18,455    2009
                                                         14.09              8.65         21,440    2008
                                                         13.98             14.09         21,448    2007
                                                         12.54             13.98         24,567    2006
                                                         11.64             12.54         22,282    2005
                                                         10.27             11.64         13,998    2004
                                                          8.41             10.27          1,815    2003
                                                         10.00              8.41             --    2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.62            $13.02         81,366    2011
                                                         12.62             13.62         86,221    2010
                                                         10.62             12.62         87,585    2009
                                                         15.26             10.62         87,671    2008
                                                         13.89             15.26         92,985    2007
                                                         12.41             13.89         95,155    2006
                                                         12.16             12.41         86,237    2005
                                                         11.42             12.16         75,682    2004
                                                         10.00             11.42            355    2003
-------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.33            $ 9.85        63,482     2011
                                                                               9.60             10.33        81,500     2010
                                                                               8.09              9.60        91,871     2009
                                                                              11.65              8.09        85,153     2008
                                                                              10.61             11.65        71,941     2007
                                                                              10.00             10.61        34,598     2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $10.89            $10.40         5,864     2011
                                                                              10.04             10.89         4,937     2010
                                                                               7.75             10.04         5,430     2009
                                                                              12.32              7.75         5,427     2008
                                                                              11.59             12.32         3,134     2007
                                                                              10.14             11.59         3,124     2006
                                                                              10.05             10.14         1,891     2005
                                                                               9.45             10.05         1,225     2004
                                                                               7.79              9.45         1,013     2003
                                                                              10.00              7.79            --     2002
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.70            $10.69         2,322     2011
                                                                               9.51             11.70         2,396     2010
                                                                               6.43              9.51            --     2009
                                                                              10.00              6.43            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.89            $ 9.28            --     2011
                                                                               9.03              9.89            --     2010
                                                                               7.02              9.03            --     2009
                                                                              10.00              7.02            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.32            $ 8.73        18,324     2011
                                                                               8.68              9.32        18,702     2010
                                                                               7.59              8.68        23,828     2009
                                                                              10.00              7.59        12,349     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.92            $ 9.32           856     2011
                                                                              10.00             10.92           856     2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.69            $12.25        23,348     2011
   Shares                                                                     11.30             11.69        26,147     2010
                                                                              10.58             11.30        14,015     2009
                                                                              10.00             10.58        11,236     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.95            $11.98         6,638     2011
   Shares                                                                      9.80             11.95         7,216     2010
                                                                               7.46              9.80        14,956     2009
                                                                              10.00              7.46        14,892     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $12.00            $12.03        24,391     2011
                                                                              10.37             12.00        26,568     2010
                                                                               7.24             10.37        18,995     2009
                                                                              10.00              7.24        20,569     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.42            $ 9.49        11,045     2011
                                                                               8.55             10.42         9,398     2010
                                                                               6.57              8.55         6,262     2009
                                                                              10.00              6.57         5,532     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $13.18            $12.15         4,534     2011
                                                                              10.72             13.18         5,819     2010
                                                                               8.18             10.72         5,694     2009
                                                                              13.21              8.18         4,356     2008
                                                                              13.01             13.21         4,389     2007
                                                                              11.38             13.01           946     2006
                                                                              10.00             11.38           607     2005
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $14.70            $14.66        17,178     2011
                                                                              13.82             14.70        21,559     2010
                                                                              11.18             13.82        24,860     2009
                                                                              13.54             11.18        27,418     2008
                                                                              12.48             13.54        27,298     2007
                                                                              11.48             12.48        29,652     2006
                                                                              10.84             11.48        29,239     2005
                                                                              10.17             10.84        21,376     2004
                                                                               9.09             10.17           146     2003
                                                                              10.00              9.09            --     2002
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $15.27            $13.98        18,637     2011
                                                                              14.57             15.27        18,865     2010
                                                                              10.14             14.57        23,965     2009
                                                                              18.51             10.14        26,176     2008
                                                                              13.77             18.51        19,372     2007
                                                                              12.82             13.77         5,828     2006
                                                                              11.58             12.82           186     2005
                                                                               9.97             11.58           196     2004
                                                                               8.43              9.97            --     2003
                                                                              10.00              8.43            --     2002
----------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                                        $27.26            $18.15         2,334     2011
                                                                              22.16             27.26         2,400     2010
                                                                              12.58             22.16         2,677     2009
                                                                              26.75             12.58         2,812     2008
                                                                              21.24             26.75         2,887     2007
                                                                              14.72             21.24         2,922     2006
                                                                              11.34             14.72         2,977     2005
                                                                               9.71             11.34         3,095     2004
                                                                               7.33              9.71            --     2003
                                                                              10.00              7.33            --     2002
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $14.79            $14.87        19,530     2011
   II                                                                         12.05             14.79        20,085     2010
                                                                               9.13             12.05        19,234     2009
                                                                              15.61              9.13        21,020     2008
                                                                              15.81             15.61        21,069     2007
                                                                              14.51             15.81        20,750     2006
                                                                              13.45             14.51         9,905     2005
                                                                              12.56             13.45         2,403     2004
                                                                              10.00             12.56            --     2003
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.51            $ 9.02           295     2011
   Class II                                                                    7.72              8.51           322     2010
                                                                               6.39              7.72           351     2009
                                                                               9.99              6.39           351     2008
                                                                              10.00              9.99           351     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 8.65            $ 7.99        11,712     2011
   Class I                                                                         7.54              8.65        10,152     2010
                                                                                   5.92              7.54        10,615     2009
                                                                                   9.49              5.92        11,267     2008
                                                                                  10.00              9.49        12,600     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $10.38            $10.25        21,497     2011
                                                                                   9.40             10.38        21,785     2010
                                                                                   6.87              9.40        23,855     2009
                                                                                  11.08              6.87        25,694     2008
                                                                                  10.14             11.08        27,013     2007
                                                                                   9.61             10.14        27,754     2006
                                                                                   9.37              9.61        34,513     2005
                                                                                   8.73              9.37        28,980     2004
                                                                                   7.24              8.73            96     2003
                                                                                  10.00              7.24            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $11.38            $10.93        22,105     2011
                                                                                  10.43             11.38        28,406     2010
                                                                                   8.38             10.43        32,102     2009
                                                                                  12.76              8.38        25,164     2008
                                                                                  11.78             12.76        30,577     2007
                                                                                  10.62             11.78        30,924     2006
                                                                                  10.09             10.62        48,207     2005
                                                                                   9.23             10.09        42,286     2004
                                                                                   7.70              9.23         5,518     2003
                                                                                  10.00              7.70            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $13.83            $12.18         2,352     2011
                                                                                  10.34             13.83         2,293     2010
                                                                                   6.45             10.34         2,570     2009
                                                                                  10.84              6.45         3,143     2008
                                                                                  10.77             10.84         4,189     2007
                                                                                   9.69             10.77         5,830     2006
                                                                                   9.38              9.69         5,344     2005
                                                                                   8.97              9.38         3,236     2004
                                                                                   6.83              8.97            --     2003
                                                                                  10.00              6.83            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.54            $13.53        17,881     2011
                                                                                  12.55             13.54        12,318     2010
                                                                                  10.83             12.55        11,130     2009
                                                                                  14.17             10.83        10,622     2008
                                                                                  13.86             14.17        11,175     2007
                                                                                  12.62             13.86        11,336     2006
                                                                                  12.50             12.62           521     2005
                                                                                  11.44             12.50            --     2004
                                                                                  10.02             11.44            --     2003
                                                                                  10.00             10.02            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $22.57            $23.65        15,587     2011
                                                                                  20.21             22.57        18,513     2010
                                                                                  15.45             20.21        21,792     2009
                                                                                  25.26             15.45        23,974     2008
                                                                                  20.12             25.26        29,843     2007
                                                                                  15.61             20.12        33,459     2006
                                                                                  13.61             15.61        17,386     2005
                                                                                  10.65             13.61         8,309     2004
                                                                                   7.99             10.65         1,593     2003
                                                                                  10.00              7.99            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.12            $ 9.01        13,621     2011
                                                                                  8.23              9.12        15,517     2010
                                                                                  6.88              8.23        17,017     2009
                                                                                 12.39              6.88        20,720     2008
                                                                                 12.17             12.39        16,640     2007
                                                                                 11.16             12.17        14,213     2006
                                                                                 10.94             11.16        11,604     2005
                                                                                 10.00             10.94         4,154     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.34            $12.94        29,440     2011
                                                                                 12.42             13.34        31,683     2010
                                                                                  8.75             12.42        34,629     2009
                                                                                 16.37              8.75        38,619     2008
                                                                                 14.61             16.37        42,772     2007
                                                                                 13.79             14.61        44,994     2006
                                                                                 13.37             13.79        45,545     2005
                                                                                 12.74             13.37        33,823     2004
                                                                                  9.91             12.74         5,726     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $15.28            $13.75        44,079     2011
                                                                                 13.42             15.28        51,101     2010
                                                                                  9.79             13.42        51,511     2009
                                                                                 16.67              9.79        53,420     2008
                                                                                 15.97             16.67        53,272     2007
                                                                                 13.83             15.97        40,949     2006
                                                                                 12.32             13.83        39,270     2005
                                                                                 10.53             12.32        16,845     2004
                                                                                  7.49             10.53         1,186     2003
                                                                                 10.00              7.49            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.92            $10.71        57,712     2011
                                                                                  9.58             10.92        62,745     2010
                                                                                  7.61              9.58        52,901     2009
                                                                                 12.60              7.61        58,367     2008
                                                                                 12.29             12.60        41,738     2007
                                                                                 10.89             12.29        58,479     2006
                                                                                 10.46             10.89        48,268     2005
                                                                                  9.74             10.46        38,220     2004
                                                                                  7.83              9.74           477     2003
                                                                                 10.00              7.83            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.45            $17.72        32,800     2011
                                                                                 15.23             18.45        34,743     2010
                                                                                 11.31             15.23        29,673     2009
                                                                                 18.54             11.31        32,204     2008
                                                                                 19.11             18.54        32,397     2007
                                                                                 16.94             19.11        34,548     2006
                                                                                 15.69             16.94        31,487     2005
                                                                                 13.38             15.69        23,028     2004
                                                                                  9.42             13.38           498     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $13.32            $13.22          3,557    2011
                                                                              10.65             13.32          4,506    2010
                                                                               8.18             10.65          3,888    2009
                                                                              16.37              8.18          4,441    2008
                                                                              15.69             16.37          4,575    2007
                                                                              15.53             15.69          4,546    2006
                                                                              14.09             15.53          4,036    2005
                                                                              11.99             14.09          2,790    2004
                                                                              10.00             11.99             --    2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.53            $12.56          2,370    2011
                                                                              11.27             12.53          3,581    2010
                                                                               9.43             11.27          3,729    2009
                                                                              11.39              9.43          1,881    2008
                                                                              10.70             11.39             --    2007
                                                                              10.40             10.70             75    2006
                                                                              10.00             10.40             75    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.59            $16.87         67,574    2011
                                                                              14.73             16.59         69,670    2010
                                                                              10.67             14.73         65,050    2009
                                                                              14.17             10.67         61,349    2008
                                                                              13.92             14.17         61,470    2007
                                                                              12.97             13.92         61,897    2006
                                                                              12.66             12.97         53,611    2005
                                                                              11.74             12.66         38,157    2004
                                                                               9.71             11.74         12,869    2003
                                                                              10.00              9.71             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.73            $21.04         38,157    2011
                                                                              15.23             16.73         44,689    2010
                                                                              16.19             15.23         50,812    2009
                                                                              14.02             16.19         63,209    2008
                                                                              12.99             14.02         67,983    2007
                                                                              13.05             12.99         76,949    2006
                                                                              12.66             13.05         78,524    2005
                                                                              11.96             12.66         27,299    2004
                                                                              11.70             11.96          1,449    2003
                                                                              10.00             11.70             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.21            $12.15        111,656    2011
                                                                              11.79             12.21        104,922    2010
                                                                              10.57             11.79        102,000    2009
                                                                              10.79             10.57        123,537    2008
                                                                              10.21             10.79         64,672    2007
                                                                               9.98             10.21         16,092    2006
                                                                              10.00              9.98          4,304    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.48            $15.78        254,388    2011
                                                                              14.55             15.48        256,525    2010
                                                                              12.96             14.55        146,125    2009
                                                                              12.57             12.96        122,154    2008
                                                                              11.75             12.57        170,528    2007
                                                                              11.50             11.75        150,103    2006
                                                                              11.41             11.50        143,435    2005
                                                                              11.05             11.41         98,379    2004
                                                                              10.69             11.05         14,967    2003
                                                                              10.00             10.69             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.29            $11.35        17,146     2011
                                                                  9.69             11.29        17,736     2010
                                                                  6.48              9.69        19,189     2009
                                                                 11.33              6.48        19,942     2008
                                                                  9.77             11.33        19,889     2007
                                                                  9.39              9.77        19,846     2006
                                                                  9.44              9.39        22,405     2005
                                                                  8.77              9.44        22,514     2004
                                                                  6.13              8.77            --     2003
                                                                 10.00              6.13            --     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.73            $18.54         3,274     2011
                                                                 18.68             19.73         4,698     2010
                                                                 12.06             18.68         4,688     2009
                                                                 20.22             12.06         7,630     2008
                                                                 18.66             20.22         9,245     2007
                                                                 16.69             18.66         9,978     2006
                                                                 13.99             16.69         1,424     2005
                                                                 12.32             13.99           341     2004
                                                                 10.00             12.32            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.09            $14.84         3,134     2011
                                                                 13.76             15.09         2,466     2010
                                                                  9.83             13.76         2,586     2009
                                                                 16.00              9.83         2,569     2008
                                                                 14.57             16.00         2,581     2007
                                                                 14.61             14.57         2,587     2006
                                                                 13.02             14.61           193     2005
                                                                 12.12             13.02           195     2004
                                                                 10.00             12.12            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.92            $20.57        11,186     2011
                                                                 20.66             25.92        10,530     2010
                                                                 11.90             20.66        13,857     2009
                                                                 25.84             11.90        12,681     2008
                                                                 17.78             25.84        11,965     2007
                                                                 14.85             17.78         9,109     2006
                                                                 10.00             14.85            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.71         1,717     2011
                                                                 10.00             12.60         1,873     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.45            $ 7.04            --     2011
                                                                               7.12              7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.10            $ 7.30            --     2011
                                                                               7.18              8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21            --     2011
                                                                               9.75             10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.38            $ 9.45         2,416     2011
                                                                               9.43             10.38         2,482     2010
                                                                               7.15              9.43         4,004     2009
                                                                              12.29              7.15         5,227     2008
                                                                              10.98             12.29        10,428     2007
                                                                              10.00             10.98         9,437     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.27            $ 9.40            --     2011
                                                                               8.78             10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.29            $ 8.90            --     2011
                                                                               8.21              9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42        10,039     2007
                                                                              10.00             10.91         3,135     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30         1,745     2011
                                                                               8.79              9.63         1,708     2010
                                                                               7.34              8.79         1,722     2009
                                                                               9.71              7.34         1,694     2008
                                                                              10.00              9.71         1,706     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64            --     2011
                                                                               8.45              9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.68            $ 8.00            --     2011
                                                                          9.21             10.68            --     2010
                                                                          6.15              9.21            --     2009
                                                                         11.96              6.15            --     2008
                                                                         10.20             11.96            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.51            $ 8.83            --     2011
                                                                          7.71              8.51            --     2010
                                                                          6.55              7.71            --     2009
                                                                         11.30              6.55            --     2008
                                                                         11.02             11.30            --     2007
                                                                         10.00             11.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.05            $ 5.56         8,130     2011
                                                                          6.91              7.05         7,307     2010
                                                                          5.26              6.91         7,246     2009
                                                                         11.52              5.26         9,465     2008
                                                                         11.16             11.52        25,927     2007
                                                                         10.00             11.16        21,605     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.29            $ 8.74            --     2011
                                                                          8.65              9.29            --     2010
                                                                          6.45              8.65            --     2009
                                                                         10.96              6.45            --     2008
                                                                          9.86             10.96            --     2007
                                                                         10.00              9.86            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.26            $10.46            --     2011
                                                                          7.68             10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.58            $12.65         4,498     2011
                                                                         11.26             11.58         5,506     2010
                                                                         10.45             11.26         8,836     2009
                                                                         10.86             10.45         9,287     2008
                                                                         10.14             10.86            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.58            $ 9.11            --     2011
                                                                          8.71              9.58            --     2010
                                                                          6.80              8.71            --     2009
                                                                         11.03              6.80            --     2008
                                                                         11.11             11.03            --     2007
                                                                         10.00             11.11            --     2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.89            $11.20        55,494     2011
                                                                         11.07             11.89        53,103     2010
                                                                          9.36             11.07        58,978     2009
                                                                         11.92              9.36        60,546     2008
                                                                         10.44             11.92        70,194     2007
                                                                         10.00             10.44        46,865     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $ 8.56            $ 8.57            --     2011
                                                                               7.61              8.56            --     2010
                                                                               6.14              7.61            --     2009
                                                                              10.63              6.14            --     2008
                                                                              10.06             10.63            --     2007
                                                                              10.00             10.06            --     2006
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.85            $ 8.43            --     2011
                                                                               7.05              8.85            --     2010
                                                                               5.63              7.05            --     2009
                                                                               9.63              5.63            --     2008
                                                                               9.96              9.63            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.20            $ 9.71            --     2011
                                                                               8.58             10.20            --     2010
                                                                               6.93              8.58            --     2009
                                                                              11.70              6.93            --     2008
                                                                              10.18             11.70            --     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.34            $ 7.66         2,950     2011
   Fund -- Class 2                                                             8.40              9.34         2,752     2010
                                                                               6.22              8.40         2,973     2009
                                                                              12.35              6.22         4,027     2008
                                                                              10.56             12.35        10,357     2007
                                                                              10.00             10.56        11,553     2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.88            $10.92            --     2011
                                                                              10.20             10.88            --     2010
                                                                               7.23             10.20         2,477     2009
                                                                              10.14              7.23         3,360     2008
                                                                              10.20             10.14         8,412     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.84            $13.18            --     2011
                                                                              11.48             12.84            --     2010
                                                                               7.70             11.48            --     2009
                                                                              10.65              7.70            --     2008
                                                                              10.56             10.65            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $10.06            $ 8.51         4,018     2011
                                                                               8.73             10.06         3,858     2010
                                                                               6.92              8.73         2,920     2009
                                                                              12.17              6.92         3,687     2008
                                                                              10.32             12.17            --     2007
                                                                              10.00             10.32            --     2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.07            $10.41        11,953     2011
                                                                               9.61             11.07         9,065     2010
                                                                               7.10              9.61        10,482     2009
                                                                              11.03              7.10        12,259     2008
                                                                              10.38             11.03        15,250     2007
                                                                              10.00             10.38         6,326     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.97            $ 9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72             --    2009
                                                                         11.74              6.58             --    2008
                                                                         10.24             11.74          9,070    2007
                                                                         10.00             10.24          6,657    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.30            $ 8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.68            $ 8.55             --    2011
                                                                          7.72              8.68             --    2010
                                                                          6.08              7.72             --    2009
                                                                         10.87              6.08             --    2008
                                                                         10.98             10.87          7,778    2007
                                                                         10.00             10.98             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.12            $ 9.04             --    2011
                                                                          8.14              9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
                                                                         10.55             11.53             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.74            $ 9.53             --    2011
                                                                          8.04              9.74             --    2010
                                                                          6.43              8.04             --    2009
                                                                         12.47              6.43             --    2008
                                                                         10.07             12.47             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.28            $11.81             --    2011
                                                                         10.73             11.28             --    2010
                                                                          9.50             10.73             --    2009
                                                                         10.06              9.50             --    2008
                                                                         10.00             10.06          8,530    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.20            $ 9.77             --    2011
                                                                          8.91             11.20             --    2010
                                                                          6.52              8.91             --    2009
                                                                         11.04              6.52             --    2008
                                                                          9.78             11.04          3,870    2007
                                                                         10.00              9.78             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.86            $ 8.77             --    2011
                                                                          7.98              9.86             --    2010
                                                                          5.19              7.98             --    2009
                                                                         10.90              5.19             --    2008
                                                                         10.57             10.90             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.27            $11.29        177,908    2011
                                                                         10.23             11.27        197,263    2010
                                                                          7.71             10.23        213,744    2009
                                                                         11.21              7.71        238,353    2008
                                                                         11.05             11.21        259,832    2007
                                                                         10.00             11.05        161,437    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77         3,954     2011
                                                                                    8.33              9.06         4,251     2010
                                                                                    6.76              8.33         7,577     2009
                                                                                   10.99              6.76         9,199     2008
                                                                                   10.86             10.99            --     2007
                                                                                   10.00             10.86         6,302     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96            --     2009
                                                                                   11.01              6.21            --     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.30            $ 9.92            --     2011
                                                                                    9.44             10.30            --     2010
                                                                                    7.70              9.44            --     2009
                                                                                   11.74              7.70            --     2008
                                                                                   10.90             11.74            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.91            $11.44            --     2011
                                                                                   10.37             10.91            --     2010
                                                                                    9.83             10.37            --     2009
                                                                                   10.60              9.83            --     2008
                                                                                   10.34             10.60            --     2007
                                                                                   10.00             10.34        16,437     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.32            $10.15            --     2011
                                                                                    9.17             11.32            --     2010
                                                                                    6.63              9.17            --     2009
                                                                                   10.90              6.63            --     2008
                                                                                    9.90             10.90         3,895     2007
                                                                                   10.00              9.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.01            $ 9.79        26,444     2011
                                                                                   10.24             10.01           930     2010
                                                                                   10.44             10.24            --     2009
                                                                                   10.44             10.44        10,770     2008
                                                                                   10.17             10.44            --     2007
                                                                                   10.00             10.17         3,353     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.86            $ 9.69            --     2011
                                                                                    9.03              9.86            --     2010
                                                                                    6.66              9.03            --     2009
                                                                                   10.74              6.66            --     2008
                                                                                   10.43             10.74            --     2007
                                                                                   10.00             10.43            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.61            $11.40         1,035     2011
                                                                                    8.41             10.61         1,238     2010
                                                                                    6.34              8.41         1,521     2009
                                                                                   10.13              6.34         2,107     2008
                                                                                   12.16             10.13            --     2007
                                                                                   10.00             12.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                       $ 9.45            $ 9.40             --    2011
                                                                               8.41              9.45             --    2010
                                                                               6.81              8.41             --    2009
                                                                              11.13              6.81             --    2008
                                                                              10.83             11.13          5,697    2007
                                                                              10.00             10.83             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.67            $ 9.75             --    2011
                                                                               7.76              9.67             --    2010
                                                                               6.06              7.76             --    2009
                                                                               9.93              6.06             --    2008
                                                                               9.92              9.93             --    2007
                                                                              10.00              9.92             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.04            $ 9.52        334,538    2011
                                                                               9.39             10.04        373,935    2010
                                                                               7.96              9.39        393,590    2009
                                                                              11.53              7.96        390,342    2008
                                                                              10.57             11.53        399,348    2007
                                                                              10.00             10.57        252,808    2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.90            $ 9.40             --    2011
                                                                               9.18              9.90             --    2010
                                                                               7.13              9.18             --    2009
                                                                              11.41              7.13             --    2008
                                                                              10.80             11.41             --    2007
                                                                              10.00             10.80             --    2006
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.54            $10.47          1,060    2011
                                                                               9.43             11.54          1,106    2010
                                                                               6.42              9.43             --    2009
                                                                              10.00              6.42             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.75            $ 9.09             --    2011
                                                                               8.96              9.75             --    2010
                                                                               7.00              8.96             --    2009
                                                                              10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.19            $ 8.55          4,053    2011
                                                                               8.61              9.19          4,218    2010
                                                                               7.58              8.61          7,290    2009
                                                                              10.00              7.58          8,265    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.87            $ 9.23             --    2011
                                                                              10.00             10.87             --    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.53            $12.01          9,506    2011
   Shares                                                                     11.21             11.53         11,030    2010
                                                                              10.56             11.21          5,520    2009
                                                                              10.00             10.56          5,805    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.78            $11.74          2,927    2011
   Shares                                                                      9.73             11.78          3,289    2010
                                                                               7.45              9.73          7,913    2009
                                                                              10.00              7.45         10,154    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.83            $11.79         11,717    2011
                                                                              10.29             11.83         13,085    2010
                                                                               7.22             10.29          9,784    2009
                                                                              10.00              7.22         13,856    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.27            $ 9.30         3,706     2011
                                                                               8.48             10.27         3,782     2010
                                                                               6.56              8.48         2,999     2009
                                                                              10.00              6.56         3,886     2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $12.09            $11.98            --     2011
                                                                              11.43             12.09            --     2010
                                                                               9.31             11.43            --     2009
                                                                              11.34              9.31            --     2008
                                                                              10.51             11.34            --     2007
                                                                              10.00             10.51            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $11.27            $10.26         2,217     2011
                                                                              10.83             11.27         2,273     2010
                                                                               7.58             10.83         7,025     2009
                                                                              13.92              7.58         9,926     2008
                                                                              10.42             13.92         7,714     2007
                                                                              10.00             10.42         8,149     2006
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.40            $ 9.40            --     2011
   II                                                                          7.71              9.40            --     2010
                                                                               5.87              7.71            --     2009
                                                                              10.11              5.87            --     2008
                                                                              10.30             10.11            --     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.32            $ 8.77         3,400     2011
   Class II                                                                    7.59              8.32         3,943     2010
                                                                               6.33              7.59         4,388     2009
                                                                               9.95              6.33         4,796     2008
                                                                              10.00              9.95         4,727     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.46            $ 7.76            --     2011
   -- Class I                                                                  7.42              8.46            --     2010
                                                                               5.86              7.42            --     2009
                                                                               9.45              5.86            --     2008
                                                                              10.00              9.45            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $10.23            $10.04            --     2011
                                                                               9.33             10.23            --     2010
                                                                               6.86              9.33            --     2009
                                                                              11.12              6.86            --     2008
                                                                              10.25             11.12            --     2007
                                                                              10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $10.01            $ 9.56            --     2011
                                                                               9.23             10.01            --     2010
                                                                               7.46              9.23            --     2009
                                                                              11.43              7.46            --     2008
                                                                              10.62             11.43            --     2007
                                                                              10.00             10.62            --     2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                          $10.16            $10.10        17,277     2011
                                                                               9.48             10.16        18,893     2010
                                                                               8.23              9.48        13,576     2009
                                                                              10.83              8.23        13,062     2008
                                                                              10.66             10.83        15,477     2007
                                                                              10.00             10.66         7,996     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.30            $13.85            --     2011
                                                                                 11.98             13.30            --     2010
                                                                                  9.22             11.98            --     2009
                                                                                 15.15              9.22            --     2008
                                                                                 12.15             15.15            --     2007
                                                                                 10.00             12.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.87            $ 7.73         2,986     2011
                                                                                  7.14              7.87         3,381     2010
                                                                                  6.00              7.14         3,429     2009
                                                                                 10.89              6.00         3,301     2008
                                                                                 10.76             10.89         3,478     2007
                                                                                 10.00             10.76           548     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.87            $ 8.83         3,873     2011
                                                                                  8.72              9.87         3,893     2010
                                                                                  6.40              8.72         4,316     2009
                                                                                 10.96              6.40         5,905     2008
                                                                                 10.57             10.96            --     2007
                                                                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03        15,321     2011
                                                                                  8.17              9.26        16,660     2010
                                                                                  6.53              8.17        10,737     2009
                                                                                 10.88              6.53        13,556     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68        14,376     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         7,696     2011
                                                                                  7.77              9.35         8,227     2010
                                                                                  5.80              7.77         1,644     2009
                                                                                  9.57              5.80         2,242     2008
                                                                                  9.93              9.57         6,611     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.94            $ 7.83            --     2011
                                                                                  6.39              7.94            --     2010
                                                                                  4.94              6.39            --     2009
                                                                                  9.94              4.94            --     2008
                                                                                  9.59              9.94            --     2007
                                                                                 10.00              9.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.82            $11.78            --     2011
                                                                                 10.69             11.82            --     2010
                                                                                  9.00             10.69            --     2009
                                                                                 10.95              9.00            --     2008
                                                                                 10.35             10.95            --     2007
                                                                                 10.00             10.35            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.19            $12.32         2,798     2011
                                                                                 10.89             12.19         3,148     2010
                                                                                  7.94             10.89         2,320     2009
                                                                                 10.61              7.94         3,255     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48         6,512     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.31            $16.64            --     2011
                                                                              12.19             13.31            --     2010
                                                                              13.04             12.19         2,003     2009
                                                                              11.36             13.04         1,876     2008
                                                                              10.59             11.36         7,634     2007
                                                                              10.00             10.59         6,361     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.90            $11.77        11,611     2011
                                                                              11.56             11.90        12,840     2010
                                                                              10.43             11.56        17,262     2009
                                                                              10.71             10.43        18,863     2008
                                                                              10.20             10.71        48,000     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.25            $13.43         8,523     2011
                                                                              12.53             13.25         9,629     2010
                                                                              11.24             12.53         4,953     2009
                                                                              10.97             11.24         5,455     2008
                                                                              10.31             10.97         7,852     2007
                                                                              10.00             10.31        32,884     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.54            $11.53            --     2011
                                                                               9.96             11.54            --     2010
                                                                               6.70              9.96            --     2009
                                                                              11.79              6.70            --     2008
                                                                              10.23             11.79            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.87            $10.15            --     2011
                                                                              10.35             10.87            --     2010
                                                                               6.73             10.35            --     2009
                                                                              11.35              6.73            --     2008
                                                                              10.54             11.35         7,440     2007
                                                                              10.00             10.54        14,525     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.10            $ 9.87            --     2011
                                                                               9.27             10.10            --     2010
                                                                               6.66              9.27            --     2009
                                                                              10.91              6.66            --     2008
                                                                              10.00             10.91            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.59            $10.72            --     2011
                                                                              10.90             13.59            --     2010
                                                                               6.32             10.90         1,179     2009
                                                                              13.80              6.32         2,038     2008
                                                                               9.55             13.80         1,593     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.61            --     2011
                                                                              10.00             12.56            --     2010
----------------------------------------------------------------------------------------------------------------------------

  LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) WITH ENHANCED PAYMENT
                            BENEFIT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.02            $ 6.62           --      2011
                                                                               6.72              7.02           --      2010
                                                                               4.66              6.72           --      2009
                                                                               9.92              4.66           --      2008
                                                                              10.00              9.92           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.20            $ 7.38           --      2011
                                                                               7.27              8.20           --      2010
                                                                               6.15              7.27           --      2009
                                                                              10.95              6.15           --      2008
                                                                              10.00             10.95           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $ 9.43           --      2011
                                                                               9.03              9.66           --      2010
                                                                               7.21              9.03           --      2009
                                                                              10.56              7.21           --      2008
                                                                              10.00             10.56           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $ 8.48          271      2011
                                                                               8.49              9.34          284      2010
                                                                               6.45              8.49          457      2009
                                                                              11.10              6.45          562      2008
                                                                              10.00             11.10          892      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.68            $ 9.76           --      2011
                                                                               9.14             10.68           --      2010
                                                                               5.65              9.14           --      2009
                                                                              11.38              5.65           --      2008
                                                                              10.00             11.38           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.44            $ 8.07           --      2011
                                                                               7.47              8.44           --      2010
                                                                               5.96              7.47           --      2009
                                                                               9.50              5.96           --      2008
                                                                              10.00              9.50          858      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.58            $ 9.23           --      2011
                                                                               8.76              9.58           --      2010
                                                                               7.32              8.76           --      2009
                                                                               9.70              7.32           --      2008
                                                                              10.00              9.70           --      2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.06            $ 8.58           --      2011
                                                                               8.42              9.06           --      2010
                                                                               6.93              8.42           --      2009
                                                                              10.16              6.93           --      2008
                                                                              10.00             10.16           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.34            $ 7.74           --      2011
                                                                               8.93             10.34           --      2010
                                                                               5.97              8.93           --      2009
                                                                              11.64              5.97           --      2008
                                                                              10.00             11.64           --      2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 7.68            $ 7.95            --     2011
                                                                          6.97              7.68            --     2010
                                                                          5.93              6.97            --     2009
                                                                         10.24              5.93            --     2008
                                                                         10.00             10.24            --     2007
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 6.27            $ 4.93           913     2011
                                                                          6.15              6.27           843     2010
                                                                          4.69              6.15           833     2009
                                                                         10.28              4.69         1,036     2008
                                                                         10.00             10.28         2,240     2007
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.37            $ 8.81            --     2011
                                                                          8.74              9.37            --     2010
                                                                          6.53              8.74            --     2009
                                                                         11.11              6.53            --     2008
                                                                         10.00             11.11            --     2007
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.95            $11.14            --     2011
                                                                          8.21             10.95            --     2010
                                                                          5.95              8.21            --     2009
                                                                         11.21              5.95            --     2008
                                                                         10.00             11.21            --     2007
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.32            $12.35           475     2011
                                                                         11.03             11.32           565     2010
                                                                         10.25             11.03           930     2009
                                                                         10.66             10.25           874     2008
                                                                         10.00             10.66            --     2007
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 8.59            $ 8.16            --     2011
                                                                          7.82              8.59            --     2010
                                                                          6.12              7.82            --     2009
                                                                          9.94              6.12            --     2008
                                                                         10.00              9.94            --     2007
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.32            $10.65        10,765     2011
                                                                         10.56             11.32        10,818     2010
                                                                          8.94             10.56        10,783     2009
                                                                         11.40              8.94        10,583     2008
                                                                         10.00             11.40        11,992     2007
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $ 8.47            $ 8.46            --     2011
                                                                          7.53              8.47            --     2010
                                                                          6.09              7.53            --     2009
                                                                         10.55              6.09            --     2008
                                                                         10.00             10.55            --     2007
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $ 8.83            $ 8.40            --     2011
                                                                          7.05              8.83            --     2010
                                                                          5.64              7.05            --     2009
                                                                          9.65              5.64            --     2008
                                                                         10.00              9.65            --     2007
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $ 9.91            $ 9.42            --     2011
                                                                          8.35              9.91            --     2010
                                                                          6.75              8.35            --     2009
                                                                         11.42              6.75            --     2008
                                                                         10.00             11.42            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 8.70            $ 7.12           316     2011
   Fund -- Class 2                                                             7.84              8.70           301     2010
                                                                               5.82              7.84           325     2009
                                                                              11.57              5.82           420     2008
                                                                              10.00             11.57           857     2007
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating -- Rate Income Fund                                             $10.60            $10.62            --     2011
                                                                               9.95             10.60            --     2010
                                                                               7.06              9.95           264     2009
                                                                               9.92              7.06           305     2008
                                                                              10.00              9.92           681     2007
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.06            $12.36            --     2011
                                                                              10.80             12.06            --     2010
                                                                               7.25             10.80            --     2009
                                                                              10.05              7.25            --     2008
                                                                              10.00             10.05            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 9.71            $ 8.20           420     2011
                                                                               8.44              9.71           409     2010
                                                                               6.70              8.44           313     2009
                                                                              11.80              6.70           350     2008
                                                                              10.00             11.80            --     2007
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $10.62            $ 9.97         2,662     2011
                                                                               9.23             10.62         2,689     2010
                                                                               6.84              9.23         2,948     2009
                                                                              10.63              6.84         3,252     2008
                                                                              10.00             10.63         3,104     2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                              $ 9.67            $ 9.18            --     2011
                                                                               8.47              9.67            --     2010
                                                                               6.40              8.47            --     2009
                                                                              11.44              6.40            --     2008
                                                                              10.00             11.44           736     2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $ 9.08            $ 8.62            --     2011
                                                                               7.88              9.08            --     2010
                                                                               5.94              7.88            --     2009
                                                                              10.38              5.94            --     2008
                                                                              10.00             10.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                              $ 7.87            $ 7.74            --     2011
                                                                               7.02              7.87            --     2010
                                                                               5.53              7.02            --     2009
                                                                               9.91              5.53            --     2008
                                                                              10.00              9.91           672     2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                            $ 8.61            $ 8.52            --     2011
                                                                               7.70              8.61            --     2010
                                                                               6.21              7.70            --     2009
                                                                              10.94              6.21            --     2008
                                                                              10.00             10.94            --     2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                     $ 9.60            $ 9.37            --     2011
                                                                               7.94              9.60            --     2010
                                                                               6.35              7.94            --     2009
                                                                              12.35              6.35            --     2008
                                                                              10.00             12.35            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.22            $11.73            --     2011
                                                                                   10.68             11.22            --     2010
                                                                                    9.47             10.68            --     2009
                                                                                   10.05              9.47            --     2008
                                                                                   10.00             10.05           670     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.47            $ 9.98            --     2011
                                                                                    9.14             11.47            --     2010
                                                                                    6.69              9.14            --     2009
                                                                                   11.35              6.69            --     2008
                                                                                   10.00             11.35           296     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.26            $ 8.23            --     2011
                                                                                    7.51              9.26            --     2010
                                                                                    4.89              7.51            --     2009
                                                                                   10.28              4.89            --     2008
                                                                                   10.00             10.28            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.14            $10.14        13,609     2011
                                                                                    9.22             10.14        14,378     2010
                                                                                    6.96              9.22        14,950     2009
                                                                                   10.13              6.96        16,129     2008
                                                                                   10.00             10.13        15,947     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 8.15            --     2011
                                                                                    7.87              8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 7.98           446     2011
                                                                                    7.61              8.26           483     2010
                                                                                    6.18              7.61           860     2009
                                                                                   10.06              6.18           923     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.52            $ 6.83            --     2011
                                                                                    7.17              7.52            --     2010
                                                                                    5.60              7.17            --     2009
                                                                                    9.95              5.60            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.40            $ 9.04            --     2011
                                                                                    8.63              9.40            --     2010
                                                                                    7.05              8.63            --     2009
                                                                                   10.76              7.05            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.47            $10.96            --     2011
                                                                                    9.97             10.47            --     2010
                                                                                    9.46              9.97            --     2009
                                                                                   10.21              9.46            --     2008
                                                                                   10.00             10.21            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.38            $10.19            --     2011
                                                                                    9.24             11.38            --     2010
                                                                                    6.69              9.24            --     2009
                                                                                   11.02              6.69            --     2008
                                                                                   10.00             11.02           304     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              $ 9.78            $ 9.55            --     2011
                                                                                  10.01              9.78            --     2010
                                                                                  10.23             10.01            --     2009
                                                                                  10.24             10.23            --     2008
                                                                                  10.00             10.24            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.42            $ 9.24            --     2011
                                                                                   8.64              9.42            --     2010
                                                                                   6.38              8.64            --     2009
                                                                                  10.31              6.38            --     2008
                                                                                  10.00             10.31            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 8.67            $ 9.30           132     2011
                                                                                   6.89              8.67           152     2010
                                                                                   5.19              6.89           196     2009
                                                                                   8.32              5.19           239     2008
                                                                                  10.00              8.32            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 8.69            $ 8.63            --     2011
                                                                                   7.75              8.69            --     2010
                                                                                   6.28              7.75            --     2009
                                                                                  10.28              6.28            --     2008
                                                                                  10.00             10.28           487     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.73            $ 9.80            --     2011
                                                                                   7.82              9.73            --     2010
                                                                                   6.12              7.82            --     2009
                                                                                  10.04              6.12            --     2008
                                                                                  10.00             10.04            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 9.43            $ 8.93        16,050     2011
                                                                                   8.83              9.43        16,227     2010
                                                                                   7.50              8.83        16,324     2009
                                                                                  10.88              7.50        15,765     2008
                                                                                  10.00             10.88        15,977     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 9.12            $ 8.65            --     2011
                                                                                   8.47              9.12            --     2010
                                                                                   6.59              8.47            --     2009
                                                                                  10.55              6.59            --     2008
                                                                                  10.00             10.55            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.50            $10.42           106     2011
                                                                                   9.42             11.50           114     2010
                                                                                   6.41              9.42            --     2009
                                                                                  10.00              6.41            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.72            $ 9.05            --     2011
                                                                                   8.94              9.72            --     2010
                                                                                   7.00              8.94            --     2009
                                                                                  10.00              7.00            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.15            $ 8.51           418     2011
                                                                                   8.59              9.15           438     2010
                                                                                   7.57              8.59           761     2009
                                                                                  10.00              7.57           750     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.86            $ 9.20            --     2011
                                                                                  10.00             10.86            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.49            $11.95           990     2011
                                                                                  11.19             11.49         1,115     2010
                                                                                  10.55             11.19           571     2009
                                                                                  10.00             10.55           538     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.74            $11.68           299     2011
   Shares                                                                      9.71             11.74           338     2010
                                                                               7.45              9.71           833     2009
                                                                              10.00              7.45           955     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.79            $11.73         1,206     2011
                                                                              10.27             11.79         1,355     2010
                                                                               7.22             10.27         1,019     2009
                                                                              10.00              7.22         1,276     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.24            $ 9.25           376     2011
                                                                               8.46             10.24           393     2010
                                                                               6.56              8.46           316     2009
                                                                              10.00              6.56           351     2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $11.42            $11.30         3,593     2011
                                                                              10.82             11.42         3,757     2010
                                                                               8.82             10.82         3,731     2009
                                                                              10.76              8.82         3,940     2008
                                                                              10.00             10.76         4,594     2007
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $10.82            $ 9.83           234     2011
                                                                              10.40             10.82           245     2010
                                                                               7.30             10.40           760     2009
                                                                              13.42              7.30           953     2008
                                                                              10.00             13.42           638     2007
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.11            $ 9.09            --     2011
   II                                                                          7.48              9.11            --     2010
                                                                               5.71              7.48            --     2009
                                                                               9.84              5.71            --     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.28            $ 8.71            --     2011
   Class II                                                                    7.56              8.28            --     2010
                                                                               6.31              7.56            --     2009
                                                                               9.94              6.31            --     2008
                                                                              10.00              9.94            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.41            $ 7.71            --     2011
   -- Class I                                                                  7.39              8.41            --     2010
                                                                               5.85              7.39            --     2009
                                                                               9.44              5.85            --     2008
                                                                              10.00              9.44            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $ 9.92            $ 9.72            --     2011
                                                                               9.05              9.92            --     2010
                                                                               6.67              9.05            --     2009
                                                                              10.83              6.67            --     2008
                                                                              10.00             10.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $ 9.39            $ 8.94            --     2011
                                                                               8.67              9.39            --     2010
                                                                               7.01              8.67            --     2009
                                                                              10.76              7.01            --     2008
                                                                              10.00             10.76            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.47            $ 9.40         2,830     2011
                                                                                  8.85              9.47         3,014     2010
                                                                                  7.70              8.85         3,088     2009
                                                                                 10.15              7.70         2,867     2008
                                                                                 10.00             10.15         3,261     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $10.91            $11.35            --     2011
                                                                                  9.85             10.91            --     2010
                                                                                  7.59              9.85            --     2009
                                                                                 12.50              7.59            --     2008
                                                                                 10.00             12.50            --     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.27            $ 7.13         7,563     2011
                                                                                  6.61              7.27         7,888     2010
                                                                                  5.56              6.61         8,222     2009
                                                                                 10.11              5.56         8,241     2008
                                                                                 10.00             10.11         6,534     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.85            $ 8.52            --     2011
                                                                                  8.30              8.85            --     2010
                                                                                  5.90              8.30            --     2009
                                                                                 11.12              5.90            --     2008
                                                                                 10.00             11.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.26            $ 8.27           416     2011
                                                                                  8.20              9.26           428     2010
                                                                                  6.03              8.20           474     2009
                                                                                 10.34              6.03           598     2008
                                                                                 10.00             10.34            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.63            $ 8.40         1,682     2011
                                                                                  7.63              8.63         1,849     2010
                                                                                  6.11              7.63         1,192     2009
                                                                                 10.19              6.11         1,356     2008
                                                                                 10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.34            $ 8.91           781     2011
                                                                                  7.78              9.34           847     2010
                                                                                  5.82              7.78           172     2009
                                                                                  9.61              5.82           206     2008
                                                                                 10.00              9.61           522     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.22            $ 8.09            --     2011
                                                                                  6.62              8.22            --     2010
                                                                                  5.12              6.62            --     2009
                                                                                 10.33              5.12            --     2008
                                                                                 10.00             10.33            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.37            $11.32            --     2011
                                                                                 10.31             11.37            --     2010
                                                                                  8.69             10.31            --     2009
                                                                                 10.58              8.69            --     2008
                                                                                 10.00             10.58            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.54            $11.65           307     2011
                                                                                 10.33             11.54           339     2010
                                                                                  7.54             10.33           255     2009
                                                                                 10.09              7.54           319     2008
                                                                                 10.00             10.09            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.41            $15.49            --     2011
                                                                              11.39             12.41            --     2010
                                                                              12.20             11.39           219     2009
                                                                              10.65             12.20           190     2008
                                                                              10.00             10.65           631     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.59            $11.44         1,235     2011
                                                                              11.27             11.59         1,335     2010
                                                                              10.19             11.27         1,829     2009
                                                                              10.48             10.19         1,786     2008
                                                                              10.00             10.48         3,867     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.74            $12.89           921     2011
                                                                              12.07             12.74         1,008     2010
                                                                              10.83             12.07           532     2009
                                                                              10.59             10.83           526     2008
                                                                              10.00             10.59           637     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.20            $11.18            --     2011
                                                                               9.68             11.20            --     2010
                                                                               6.52              9.68            --     2009
                                                                              11.50              6.52            --     2008
                                                                              10.00             11.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.27            $ 9.58            --     2011
                                                                               9.79             10.27            --     2010
                                                                               6.37              9.79            --     2009
                                                                              10.90              6.37            --     2008
                                                                              10.00             10.77           612     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.04            $ 9.80            --     2011
                                                                               9.23             10.04            --     2010
                                                                               6.64              9.23            --     2009
                                                                              10.77              6.64            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $14.73            $11.60            --     2011
                                                                              11.83             14.73            --     2010
                                                                               6.87             11.83           114     2009
                                                                              15.02              6.87           198     2008
                                                                              10.00             15.02           118     2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.55            $11.58            --     2011
                                                                              10.00             12.55            --     2010
----------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.51            $ 7.10            --     2011
                                                                               7.17              7.51            --     2010
                                                                               4.95              7.17            --     2009
                                                                              10.51              4.95            --     2008
                                                                              10.59             10.51            --     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.16            $ 7.36            --     2011
                                                                               7.22              8.16            --     2010
                                                                               6.08              7.22            --     2009
                                                                              10.80              6.08            --     2008
                                                                               9.85             10.80            --     2007
                                                                              10.00              9.85            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.52            $10.30            --     2011
                                                                               9.80             10.52            --     2010
                                                                               7.80              9.80            --     2009
                                                                              11.40              7.80            --     2008
                                                                              10.77             11.40            --     2007
                                                                              10.00             10.77            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.46            $ 9.53        27,279     2011
                                                                               9.48             10.46        27,613     2010
                                                                               7.18              9.48        45,462     2009
                                                                              12.32              7.18        52,487     2008
                                                                              10.99             12.32        90,461     2007
                                                                              10.00             10.99        50,350     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.35            $ 9.49            --     2011
                                                                               8.83             10.35            --     2010
                                                                               5.44              8.83            --     2009
                                                                              10.92              5.44            --     2008
                                                                               9.56             10.92            --     2007
                                                                              10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.36            $ 8.98            --     2011
                                                                               8.26              9.36            --     2010
                                                                               6.57              8.26            --     2009
                                                                              10.44              6.57            --     2008
                                                                              10.92             10.44        87,647     2007
                                                                              10.00             10.92        16,768     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.69            $ 9.37         3,960     2011
                                                                               8.83              9.69         3,868     2010
                                                                               7.36              8.83            --     2009
                                                                               9.72              7.36            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.16            $ 8.70            --     2011
                                                                               8.48              9.16            --     2010
                                                                               6.95              8.48            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.76            $ 8.07             --    2011
                                                                          9.26             10.76             --    2010
                                                                          6.17              9.26             --    2009
                                                                         11.99              6.17             --    2008
                                                                         10.21             11.99             --    2007
                                                                         10.00             10.21             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.57            $ 8.90             --    2011
                                                                          7.76              8.57             --    2010
                                                                          6.58              7.76             --    2009
                                                                         11.33              6.58             --    2008
                                                                         11.03             11.33             --    2007
                                                                         10.00             11.03             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.10            $ 5.61         92,143    2011
                                                                          6.95              7.10         81,128    2010
                                                                          5.28              6.95         82,646    2009
                                                                         11.55              5.28         95,066    2008
                                                                         11.17             11.55        224,720    2007
                                                                         10.00             11.17        115,468    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.35            $ 8.82             --    2011
                                                                          8.69              9.35             --    2010
                                                                          6.47              8.69             --    2009
                                                                         10.98              6.47             --    2008
                                                                          9.87             10.98             --    2007
                                                                         10.00              9.87             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.34            $10.55             --    2011
                                                                          7.72             10.34             --    2010
                                                                          5.58              7.72             --    2009
                                                                         10.48              5.58             --    2008
                                                                          9.41             10.48             --    2007
                                                                         10.00              9.41             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.66            $12.76         50,463    2011
                                                                         11.33             11.66         61,559    2010
                                                                         10.49             11.33        100,987    2009
                                                                         10.88             10.49         93,140    2008
                                                                         10.15             10.88             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.65            $ 9.19             --    2011
                                                                          8.76              9.65             --    2010
                                                                          6.83              8.76             --    2009
                                                                         11.06              6.83             --    2008
                                                                         11.12             11.06             --    2007
                                                                         10.00             11.12             --    2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.97            $11.30        305,013    2011
                                                                         11.13             11.97        305,186    2010
                                                                          9.40             11.13        306,900    2009
                                                                         11.95              9.40        312,236    2008
                                                                         10.45             11.95        364,194    2007
                                                                         10.00             10.45        180,414    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $ 8.62            $ 8.64             --    2011
                                                                               7.65              8.62             --    2010
                                                                               6.17              7.65             --    2009
                                                                              10.65              6.17             --    2008
                                                                              10.07             10.65             --    2007
                                                                              10.00             10.07             --    2006
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.91            $ 8.50             --    2011
                                                                               7.09              8.91             --    2010
                                                                               5.65              7.09             --    2009
                                                                               9.65              5.65             --    2008
                                                                               9.97              9.65             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.27            $ 9.80             --    2011
                                                                               8.63             10.27             --    2010
                                                                               6.95              8.63             --    2009
                                                                              11.73              6.95             --    2008
                                                                              10.19             11.73             --    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.41            $ 7.72         33,487    2011
   Fund -- Class 2                                                             8.44              9.41         30,655    2010
                                                                               6.25              8.44         33,854    2009
                                                                              12.39              6.25         40,347    2008
                                                                              10.57             12.39         89,904    2007
                                                                              10.00             10.57         61,613    2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.96            $11.01            122    2011
                                                                              10.26             10.96            130    2010
                                                                               7.26             10.26         28,088    2009
                                                                              10.17              7.26         33,884    2008
                                                                              10.21             10.17         73,382    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.94            $13.29             --    2011
                                                                              11.55             12.94             --    2010
                                                                               7.73             11.55             --    2009
                                                                              10.68              7.73             --    2008
                                                                              10.57             10.68             --    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $10.13            $ 8.58         45,334    2011
                                                                               8.78             10.13         42,870    2010
                                                                               6.95              8.78         32,872    2009
                                                                              12.21              6.95         36,659    2008
                                                                              10.33             12.21             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.15            $10.50         95,373    2011
                                                                               9.67             11.15         94,411    2010
                                                                               7.13              9.67         98,023    2009
                                                                              11.06              7.13        106,359    2008
                                                                              10.39             11.06        106,333    2007
                                                                              10.00             10.39         31,704    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.04            $ 9.56              --   2011
                                                                          8.77             10.04              --   2010
                                                                          6.61              8.77              --   2009
                                                                         11.77              6.61              --   2008
                                                                         10.25             11.77          78,929   2007
                                                                         10.00             10.25          35,408   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.37            $ 8.92              --   2011
                                                                          8.11              9.37              --   2010
                                                                          6.09              8.11              --   2009
                                                                         10.61              6.09              --   2008
                                                                         10.15             10.61              --   2007
                                                                         10.00             10.15              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.74            $ 8.62              --   2011
                                                                          7.77              8.74              --   2010
                                                                          6.11              7.77              --   2009
                                                                         10.90              6.11              --   2008
                                                                         10.99             10.90          67,761   2007
                                                                         10.00             10.99              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.19            $ 9.12              --   2011
                                                                          8.19              9.19              --   2010
                                                                          6.58              8.19              --   2009
                                                                         11.56              6.58              --   2008
                                                                         10.56             11.56              --   2007
                                                                         10.00             10.56              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.81            $ 9.61              --   2011
                                                                          8.09              9.81              --   2010
                                                                          6.45              8.09              --   2009
                                                                         12.50              6.45              --   2008
                                                                         10.08             12.50              --   2007
                                                                         10.00             10.08              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.35            $11.90              --   2011
                                                                         10.77             11.35              --   2010
                                                                          9.52             10.77              --   2009
                                                                         10.07              9.52              --   2008
                                                                         10.00             10.07          74,408   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.28            $ 9.85              --   2011
                                                                          8.96             11.28              --   2010
                                                                          6.54              8.96              --   2009
                                                                         11.06              6.54              --   2008
                                                                          9.79             11.06          33,633   2007
                                                                         10.00              9.79              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.93            $ 8.85              --   2011
                                                                          8.02              9.93              --   2010
                                                                          5.21              8.02              --   2009
                                                                         10.92              5.21              --   2008
                                                                         10.58             10.92              --   2007
                                                                         10.00             10.58              --   2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.35            $11.39       1,313,621   2011
                                                                         10.29             11.35       1,474,041   2010
                                                                          7.75             10.29       1,673,890   2009
                                                                         11.24              7.75       1,936,524   2008
                                                                         11.06             11.24       1,971,760   2007
                                                                         10.00             11.06       1,008,951   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.57            $ 8.26          3,683    2011
                                                                                    7.93              8.57          2,506    2010
                                                                                    6.22              7.93          2,453    2009
                                                                                    9.90              6.22             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.13            $ 8.85         44,283    2011
                                                                                    8.38              9.13         47,181    2010
                                                                                    6.79              8.38         85,490    2009
                                                                                   11.02              6.79         92,234    2008
                                                                                   10.87             11.02             --    2007
                                                                                   10.00             10.87         33,674    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.42            $ 7.67             --    2011
                                                                                    8.01              8.42             --    2010
                                                                                    6.23              8.01             --    2009
                                                                                   11.04              6.23             --    2008
                                                                                   11.01             11.04             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.38            $10.00             --    2011
                                                                                    9.50             10.38             --    2010
                                                                                    7.73              9.50             --    2009
                                                                                   11.77              7.73             --    2008
                                                                                   10.92             11.77             --    2007
                                                                                   10.00             10.92             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.99            $11.54             --    2011
                                                                                   10.43             10.99             --    2010
                                                                                    9.87             10.43             --    2009
                                                                                   10.62              9.87             --    2008
                                                                                   10.35             10.62             --    2007
                                                                                   10.00             10.35         87,614    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.40            $10.24             --    2011
                                                                                    9.23             11.40             --    2010
                                                                                    6.66              9.23             --    2009
                                                                                   10.93              6.66             --    2008
                                                                                    9.91             10.93         33,900    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.08            $ 9.88         19,685    2011
                                                                                   10.29             10.08        111,179    2010
                                                                                   10.48             10.29             --    2009
                                                                                   10.47             10.48         58,722    2008
                                                                                   10.18             10.47         23,906    2007
                                                                                   10.00             10.18         17,880    2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.93            $ 9.77             --    2011
                                                                                    9.08              9.93             --    2010
                                                                                    6.68              9.08             --    2009
                                                                                   10.77              6.68             --    2008
                                                                                   10.44             10.77             --    2007
                                                                                   10.00             10.44             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.68            $11.50         11,377    2011
                                                                                    8.46             10.68         13,552    2010
                                                                                    6.36              8.46         16,875    2009
                                                                                   10.15              6.36         20,701    2008
                                                                                   12.18             10.15             --    2007
                                                                                   10.00             12.18             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                       $ 9.52            $ 9.48              --   2011
                                                                               8.46              9.52              --   2010
                                                                               6.84              8.46              --   2009
                                                                              11.16              6.84              --   2008
                                                                              10.84             11.16          49,645   2007
                                                                              10.00             10.84              --   2006
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.74            $ 9.84              --   2011
                                                                               7.80              9.74              --   2010
                                                                               6.09              7.80              --   2009
                                                                               9.96              6.09              --   2008
                                                                               9.93              9.96              --   2007
                                                                              10.00              9.93              --   2006
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.12            $ 9.60       1,623,673   2011
                                                                               9.44             10.12       1,773,691   2010
                                                                               8.00              9.44       1,929,471   2009
                                                                              11.56              8.00       2,000,172   2008
                                                                              10.58             11.56       2,211,407   2007
                                                                              10.00             10.58       1,211,135   2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.97            $ 9.48              --   2011
                                                                               9.23              9.97              --   2010
                                                                               7.16              9.23              --   2009
                                                                              11.43              7.16              --   2008
                                                                              10.81             11.43              --   2007
                                                                              10.00             10.81              --   2006
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.58            $10.53          12,271   2011
                                                                               9.45             11.58          12,460   2010
                                                                               6.42              9.45              --   2009
                                                                              10.00              6.42              --   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.79            $ 9.14              --   2011
                                                                               8.98              9.79              --   2010
                                                                               7.01              8.98              --   2009
                                                                              10.00              7.01              --   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.22            $ 8.59          45,469   2011
                                                                               8.62              9.22          46,875   2010
                                                                               7.58              8.62          82,644   2009
                                                                              10.00              7.58          83,182   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.88            $ 9.25             218   2011
                                                                              10.00             10.88             198   2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.57            $12.07         107,119   2011
   Shares                                                                     11.24             11.57         123,882   2010
                                                                              10.56             11.24          63,410   2009
                                                                              10.00             10.56          58,413   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.82            $11.80          33,000   2011
   Shares                                                                      9.75             11.82          36,655   2010
                                                                               7.45              9.75          88,694   2009
                                                                              10.00              7.45         102,094   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.87            $11.85         131,684   2011
                                                                              10.31             11.87         145,477   2010
                                                                               7.23             10.31         110,813   2009
                                                                              10.00              7.23         139,414   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.31            $ 9.35         41,758    2011
                                                                               8.50             10.31         41,881    2010
                                                                               6.56              8.50         33,654    2009
                                                                              10.00              6.56         39,048    2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $12.17            $12.09         29,751    2011
                                                                              11.50             12.17         32,162    2010
                                                                               9.35             11.50         29,677    2009
                                                                              11.37              9.35         27,923    2008
                                                                              10.52             11.37         27,479    2007
                                                                              10.00             10.52          1,491    2006
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $11.35            $10.35         25,092    2011
                                                                              10.89             11.35         25,307    2010
                                                                               7.61             10.89         79,276    2009
                                                                              13.96              7.61         99,188    2008
                                                                              10.43             13.96         66,936    2007
                                                                              10.00             10.43         43,306    2006
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.47            $ 9.48             --    2011
   II                                                                          7.75              9.47             --    2010
                                                                               5.90              7.75             --    2009
                                                                              10.14              5.90             --    2008
                                                                              10.31             10.14             --    2007
                                                                              10.00             10.31             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.37            $ 8.83         18,566    2011
   Class II                                                                    7.62              8.37         21,731    2010
                                                                               6.35              7.62         22,717    2009
                                                                               9.96              6.35         26,397    2008
                                                                              10.00              9.96         26,739    2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.51            $ 7.82             --    2011
   -- Class I                                                                  7.45              8.51             --    2010
                                                                               5.88              7.45             --    2009
                                                                               9.46              5.88             --    2008
                                                                              10.00              9.46             --    2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $10.30            $10.13             --    2011
                                                                               9.38             10.30             --    2010
                                                                               6.88              9.38             --    2009
                                                                              11.15              6.88             --    2008
                                                                              10.26             11.15             --    2007
                                                                              10.00             10.26             --    2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $10.09            $ 9.64             --    2011
                                                                               9.29             10.09             --    2010
                                                                               7.49              9.29             --    2009
                                                                              11.46              7.49             --    2008
                                                                              10.63             11.46             --    2007
                                                                              10.00             10.63             --    2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                          $10.23            $10.18        122,235    2011
                                                                               9.53             10.23        131,055    2010
                                                                               8.26              9.53        150,266    2009
                                                                              10.86              8.26        140,416    2008
                                                                              10.67             10.86        161,826    2007
                                                                              10.00             10.67         82,616    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.39            $13.97             --    2011
                                                                                 12.04             13.39             --    2010
                                                                                  9.25             12.04             --    2009
                                                                                 15.19              9.25             --    2008
                                                                                 12.16             15.19             --    2007
                                                                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.93            $ 7.79        121,082    2011
                                                                                  7.18              7.93        121,626    2010
                                                                                  6.03              7.18        130,378    2009
                                                                                 10.92              6.03        126,692    2008
                                                                                 10.77             10.92        110,091    2007
                                                                                 10.00             10.77         45,034    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.11            $ 8.80             --    2011
                                                                                  8.52              9.11             --    2010
                                                                                  6.04              8.52             --    2009
                                                                                 11.34              6.04             --    2008
                                                                                 10.17             11.34             --    2007
                                                                                 10.00             10.17             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.94            $ 8.90         43,721    2011
                                                                                  8.77              9.94         43,316    2010
                                                                                  6.42              8.77         48,863    2009
                                                                                 10.99              6.42         59,141    2008
                                                                                 10.58             10.99             --    2007
                                                                                 10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.32            $ 9.10        171,339    2011
                                                                                  8.22              9.32        184,799    2010
                                                                                  6.55              8.22        121,332    2009
                                                                                 10.90              6.55        135,890    2008
                                                                                 10.69             10.90             --    2007
                                                                                 10.00             10.69         76,729    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.42            $ 9.00         86,041    2011
                                                                                  7.81              9.42         90,798    2010
                                                                                  5.83              7.81         18,377    2009
                                                                                  9.60              5.83         22,342    2008
                                                                                  9.94              9.60         57,600    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.00            $ 7.90             --    2011
                                                                                  6.42              8.00             --    2010
                                                                                  4.96              6.42             --    2009
                                                                                  9.97              4.96             --    2008
                                                                                  9.60              9.97             --    2007
                                                                                 10.00              9.60             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.90            $11.88             --    2011
                                                                                 10.75             11.90             --    2010
                                                                                  9.04             10.75             --    2009
                                                                                 10.98              9.04             --    2008
                                                                                 10.36             10.98             --    2007
                                                                                 10.00             10.36             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.28            $12.43         31,260    2011
                                                                              10.95             12.28         35,048    2010
                                                                               7.97             10.95         26,309    2009
                                                                              10.64              7.97         32,226    2008
                                                                              10.49             10.64             --    2007
                                                                              10.00             10.49         34,734    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.40            $16.78             --    2011
                                                                              12.26             13.40             --    2010
                                                                              13.09             12.26         23,153    2009
                                                                              11.39             13.09         18,717    2008
                                                                              10.60             11.39         66,345    2007
                                                                              10.00             10.60         33,852    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.99            $11.87        130,446    2011
                                                                              11.62             11.99        143,469    2010
                                                                              10.47             11.62        196,864    2009
                                                                              10.73             10.47        189,369    2008
                                                                              10.21             10.73        418,242    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.35            $13.55         95,657    2011
                                                                              12.60             13.35        107,710    2010
                                                                              11.28             12.60         56,632    2009
                                                                              10.99             11.28         54,736    2008
                                                                              10.32             10.99         68,331    2007
                                                                              10.00             10.32        175,187    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.62            $11.63             --    2011
                                                                              10.01             11.62             --    2010
                                                                               6.72             10.01             --    2009
                                                                              11.82              6.72             --    2008
                                                                              10.24             11.82             --    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.95            $10.24             --    2011
                                                                              10.41             10.95             --    2010
                                                                               6.75             10.41             --    2009
                                                                              11.38              6.75             --    2008
                                                                              10.55             11.38         64,844    2007
                                                                              10.00             10.55         77,352    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.17            $ 9.96             --    2011
                                                                               9.32             10.17             --    2010
                                                                               6.69              9.32             --    2009
                                                                              10.93              6.69             --    2008
                                                                              10.01             10.93             --    2007
                                                                              10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.68            $10.81             61    2011
                                                                              10.96             13.68             53    2010
                                                                               6.34             10.96         13,161    2009
                                                                              13.83              6.34         20,456    2008
                                                                               9.56             13.83         13,744    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.57            $11.63             --    2011
                                                                              10.00             12.57             --    2010
----------------------------------------------------------------------------------------------------------------------------

  LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) WITH ENHANCED PAYMENT
                            BENEFIT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.45            $ 7.04            --     2011
                                                                               7.12              7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.10            $ 7.30            --     2011
                                                                               7.18              8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21            --     2011
                                                                               9.75             10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.38            $ 9.45           582     2011
                                                                               9.43             10.38         1,054     2010
                                                                               7.15              9.43         1,614     2009
                                                                              12.29              7.15         1,771     2008
                                                                              10.98             12.29         2,997     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.27            $ 9.40            --     2011
                                                                               8.78             10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.29            $ 8.90            --     2011
                                                                               8.21              9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42         2,881     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30            --     2011
                                                                               8.79              9.63            --     2010
                                                                               7.34              8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64            --     2011
                                                                               8.45              9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.68            $ 8.00            --     2011
                                                                          9.21             10.68            --     2010
                                                                          6.15              9.21            --     2009
                                                                         11.96              6.15            --     2008
                                                                         10.20             11.96            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.51            $ 8.83            --     2011
                                                                          7.71              8.51            --     2010
                                                                          6.55              7.71            --     2009
                                                                         11.30              6.55            --     2008
                                                                         11.02             11.30            --     2007
                                                                         10.00             11.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.05            $ 5.56         1,969     2011
                                                                          6.91              7.05         3,102     2010
                                                                          5.26              6.91         2,935     2009
                                                                         11.52              5.26         3,204     2008
                                                                         11.16             11.52         7,451     2007
                                                                         10.00             11.16            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.29            $ 8.74            --     2011
                                                                          8.65              9.29            --     2010
                                                                          6.45              8.65            --     2009
                                                                         10.96              6.45            --     2008
                                                                          9.86             10.96            --     2007
                                                                         10.00              9.86            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.26            $10.46            --     2011
                                                                          7.68             10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.58            $12.65         1,076     2011
                                                                         11.26             11.58         2,357     2010
                                                                         10.45             11.26         3,571     2009
                                                                         10.86             10.45         3,143     2008
                                                                         10.14             10.86            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.58            $ 9.11            --     2011
                                                                          8.71              9.58            --     2010
                                                                          6.80              8.71            --     2009
                                                                         11.03              6.80            --     2008
                                                                         11.11             11.03            --     2007
                                                                         10.00             11.11            --     2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.89            $11.20        19,868     2011
                                                                         11.07             11.89        20,640     2010
                                                                          9.36             11.07        23,132     2009
                                                                         11.92              9.36        21,436     2008
                                                                         10.44             11.92        25,540     2007
                                                                         10.00             10.44            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $ 8.56            $ 8.57            --     2011
                                                                               7.61              8.56            --     2010
                                                                               6.14              7.61            --     2009
                                                                              10.63              6.14            --     2008
                                                                              10.06             10.63            --     2007
                                                                              10.00             10.06            --     2006
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.85            $ 8.43            --     2011
                                                                               7.05              8.85            --     2010
                                                                               5.63              7.05            --     2009
                                                                               9.63              5.63            --     2008
                                                                               9.96              9.63            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.20            $ 9.71            --     2011
                                                                               8.58             10.20            --     2010
                                                                               6.93              8.58            --     2009
                                                                              11.70              6.93            --     2008
                                                                              10.18             11.70            --     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.34            $ 7.66           716     2011
   Fund -- Class 2                                                             8.40              9.34         1,171     2010
                                                                               6.22              8.40         1,204     2009
                                                                              12.35              6.22         1,364     2008
                                                                              10.56             12.35         2,979     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.88            $10.92            --     2011
                                                                              10.20             10.88            --     2010
                                                                               7.23             10.20           995     2009
                                                                              10.14              7.23         1,145     2008
                                                                              10.20             10.14         2,386     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.84            $13.18            --     2011
                                                                              11.48             12.84            --     2010
                                                                               7.70             11.48            --     2009
                                                                              10.65              7.70            --     2008
                                                                              10.56             10.65            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $10.06            $ 8.51           964     2011
                                                                               8.73             10.06         1,638     2010
                                                                               6.92              8.73         1,170     2009
                                                                              12.17              6.92         1,250     2008
                                                                              10.32             12.17            --     2007
                                                                              10.00             10.32            --     2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.07            $10.41            --     2011
                                                                               9.61             11.07            --     2010
                                                                               7.10              9.61            --     2009
                                                                              11.03              7.10            --     2008
                                                                              10.38             11.03            --     2007
                                                                              10.00             10.38            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.97            $ 9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72             --    2009
                                                                         11.74              6.58             --    2008
                                                                         10.24             11.74          2,590    2007
                                                                         10.00             10.24             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.30            $ 8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.68            $ 8.55             --    2011
                                                                          7.72              8.68             --    2010
                                                                          6.08              7.72             --    2009
                                                                         10.87              6.08             --    2008
                                                                         10.98             10.87          2,228    2007
                                                                         10.00             10.98             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.12            $ 9.04             --    2011
                                                                          8.14              9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
                                                                         10.55             11.53             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.74            $ 9.53             --    2011
                                                                          8.04              9.74             --    2010
                                                                          6.43              8.04             --    2009
                                                                         12.47              6.43             --    2008
                                                                         10.07             12.47             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.28            $11.81             --    2011
                                                                         10.73             11.28             --    2010
                                                                          9.50             10.73             --    2009
                                                                         10.06              9.50             --    2008
                                                                         10.00             10.06          2,420    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.20            $ 9.77             --    2011
                                                                          8.91             11.20             --    2010
                                                                          6.52              8.91             --    2009
                                                                         11.04              6.52             --    2008
                                                                          9.78             11.04          1,108    2007
                                                                         10.00              9.78             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.86            $ 8.77             --    2011
                                                                          7.98              9.86             --    2010
                                                                          5.19              7.98             --    2009
                                                                         10.90              5.19             --    2008
                                                                         10.57             10.90             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.27            $11.29        150,459    2011
                                                                         10.23             11.27        163,838    2010
                                                                          7.71             10.23        175,674    2009
                                                                         11.21              7.71        185,954    2008
                                                                         11.05             11.21        182,124    2007
                                                                         10.00             11.05             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77           942     2011
                                                                                    8.33              9.06         1,799     2010
                                                                                    6.76              8.33         3,034     2009
                                                                                   10.99              6.76         3,126     2008
                                                                                   10.86             10.99            --     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96            --     2009
                                                                                   11.01              6.21            --     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.30            $ 9.92            --     2011
                                                                                    9.44             10.30            --     2010
                                                                                    7.70              9.44            --     2009
                                                                                   11.74              7.70            --     2008
                                                                                   10.90             11.74            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.91            $11.44            --     2011
                                                                                   10.37             10.91            --     2010
                                                                                    9.83             10.37            --     2009
                                                                                   10.60              9.83            --     2008
                                                                                   10.34             10.60            --     2007
                                                                                   10.00             10.34            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.32            $10.15            --     2011
                                                                                    9.17             11.32            --     2010
                                                                                    6.63              9.17            --     2009
                                                                                   10.90              6.63            --     2008
                                                                                    9.90             10.90         1,113     2007
                                                                                   10.00              9.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.01            $ 9.79        25,758     2011
                                                                                   10.24             10.01            --     2010
                                                                                   10.44             10.24            --     2009
                                                                                   10.44             10.44            --     2008
                                                                                   10.17             10.44        35,626     2007
                                                                                   10.00             10.17            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.86            $ 9.69            --     2011
                                                                                    9.03              9.86            --     2010
                                                                                    6.66              9.03            --     2009
                                                                                   10.74              6.66            --     2008
                                                                                   10.43             10.74            --     2007
                                                                                   10.00             10.43            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.61            $11.40           241     2011
                                                                                    8.41             10.61           527     2010
                                                                                    6.34              8.41           603     2009
                                                                                   10.13              6.34           715     2008
                                                                                   12.16             10.13            --     2007
                                                                                   10.00             12.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                       $ 9.45            $ 9.40             --    2011
                                                                               8.41              9.45             --    2010
                                                                               6.81              8.41             --    2009
                                                                              11.13              6.81             --    2008
                                                                              10.83             11.13          1,630    2007
                                                                              10.00             10.83             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.67            $ 9.75             --    2011
                                                                               7.76              9.67             --    2010
                                                                               6.06              7.76             --    2009
                                                                               9.93              6.06             --    2008
                                                                               9.92              9.93             --    2007
                                                                              10.00              9.92             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.04            $ 9.52         99,628    2011
                                                                               9.39             10.04        101,810    2010
                                                                               7.96              9.39        108,913    2009
                                                                              11.53              7.96        103,815    2008
                                                                              10.57             11.53        108,830    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.90            $ 9.40             --    2011
                                                                               9.18              9.90             --    2010
                                                                               7.13              9.18             --    2009
                                                                              11.41              7.13             --    2008
                                                                              10.80             11.41             --    2007
                                                                              10.00             10.80             --    2006
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.54            $10.47            258    2011
                                                                               9.43             11.54            470    2010
                                                                               6.42              9.43             --    2009
                                                                              10.00              6.42             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.75            $ 9.09             --    2011
                                                                               8.96              9.75             --    2010
                                                                               7.00              8.96             --    2009
                                                                              10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.19            $ 8.55            964    2011
                                                                               8.61              9.19          1,788    2010
                                                                               7.58              8.61          2,918    2009
                                                                              10.00              7.58          2,813    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.87            $ 9.23             --    2011
                                                                              10.00             10.87             --    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.53            $12.01          2,282    2011
   Shares                                                                     11.21             11.53          4,719    2010
                                                                              10.56             11.21          2,232    2009
                                                                              10.00             10.56          1,962    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.78            $11.74            700    2011
   Shares                                                                      9.73             11.78          1,395    2010
                                                                               7.45              9.73          3,145    2009
                                                                              10.00              7.45          3,442    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.83            $11.79          2,791    2011
                                                                              10.29             11.83          5,548    2010
                                                                               7.22             10.29          3,918    2009
                                                                              10.00              7.22          4,711    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.27            $ 9.30           886     2011
                                                                               8.48             10.27         1,599     2010
                                                                               6.56              8.48         1,192     2009
                                                                              10.00              6.56         1,325     2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $12.09            $11.98            --     2011
                                                                              11.43             12.09            --     2010
                                                                               9.31             11.43            --     2009
                                                                              11.34              9.31            --     2008
                                                                              10.51             11.34            --     2007
                                                                              10.00             10.51            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $11.27            $10.26           534     2011
                                                                              10.83             11.27           964     2010
                                                                               7.58             10.83         2,810     2009
                                                                              13.92              7.58         3,374     2008
                                                                              10.42             13.92         2,201     2007
                                                                              10.00             10.42            --     2006
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.40            $ 9.40            --     2011
   II                                                                          7.71              9.40            --     2010
                                                                               5.87              7.71            --     2009
                                                                              10.11              5.87            --     2008
                                                                              10.30             10.11            --     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.32            $ 8.77            --     2011
   Class II                                                                    7.59              8.32            --     2010
                                                                               6.33              7.59            --     2009
                                                                               9.95              6.33            --     2008
                                                                              10.00              9.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.46            $ 7.76            --     2011
   -- Class I                                                                  7.42              8.46            --     2010
                                                                               5.86              7.42            --     2009
                                                                               9.45              5.86            --     2008
                                                                              10.00              9.45            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $10.23            $10.04            --     2011
                                                                               9.33             10.23            --     2010
                                                                               6.86              9.33            --     2009
                                                                              11.12              6.86            --     2008
                                                                              10.25             11.12            --     2007
                                                                              10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $10.01            $ 9.56            --     2011
                                                                               9.23             10.01            --     2010
                                                                               7.46              9.23            --     2009
                                                                              11.43              7.46            --     2008
                                                                              10.62             11.43            --     2007
                                                                              10.00             10.62            --     2006
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                          $10.16            $10.10        10,224     2011
                                                                               9.48             10.16        10,995     2010
                                                                               8.23              9.48        10,765     2009
                                                                              10.83              8.23         9,869     2008
                                                                              10.66             10.83        10,601     2007
                                                                              10.00             10.66            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.30            $13.85            --     2011
                                                                                 11.98             13.30            --     2010
                                                                                  9.22             11.98            --     2009
                                                                                 15.15              9.22            --     2008
                                                                                 12.15             15.15            --     2007
                                                                                 10.00             12.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.87            $ 7.73            --     2011
                                                                                  7.14              7.87            --     2010
                                                                                  6.00              7.14            --     2009
                                                                                 10.89              6.00            --     2008
                                                                                 10.76             10.89            --     2007
                                                                                 10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.87            $ 8.83           932     2011
                                                                                  8.72              9.87         1,650     2010
                                                                                  6.40              8.72         1,734     2009
                                                                                 10.96              6.40         2,001     2008
                                                                                 10.57             10.96            --     2007
                                                                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03         3,641     2011
                                                                                  8.17              9.26         7,065     2010
                                                                                  6.53              8.17         4,302     2009
                                                                                 10.88              6.53         4,607     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         1,836     2011
                                                                                  7.77              9.35         3,492     2010
                                                                                  5.80              7.77           654     2009
                                                                                  9.57              5.80           762     2008
                                                                                  9.93              9.57         1,896     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.94            $ 7.83            --     2011
                                                                                  6.39              7.94            --     2010
                                                                                  4.94              6.39            --     2009
                                                                                  9.94              4.94            --     2008
                                                                                  9.59              9.94            --     2007
                                                                                 10.00              9.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.82            $11.78            --     2011
                                                                                 10.69             11.82            --     2010
                                                                                  9.00             10.69            --     2009
                                                                                 10.95              9.00            --     2008
                                                                                 10.35             10.95            --     2007
                                                                                 10.00             10.35            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.19            $12.32           669     2011
                                                                              10.89             12.19         1,341     2010
                                                                               7.94             10.89           932     2009
                                                                              10.61              7.94         1,097     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.31            $16.64            --     2011
                                                                              12.19             13.31            --     2010
                                                                              13.04             12.19           816     2009
                                                                              11.36             13.04           632     2008
                                                                              10.59             11.36         2,166     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.90            $11.77         2,789     2011
                                                                              11.56             11.90         5,482     2010
                                                                              10.43             11.56         6,964     2009
                                                                              10.71             10.43         6,383     2008
                                                                              10.20             10.71        13,625     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.25            $13.43         2,044     2011
                                                                              12.53             13.25         4,118     2010
                                                                              11.24             12.53         2,001     2009
                                                                              10.97             11.24         1,844     2008
                                                                              10.31             10.97         2,227     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.54            $11.53            --     2011
                                                                               9.96             11.54            --     2010
                                                                               6.70              9.96            --     2009
                                                                              11.79              6.70            --     2008
                                                                              10.23             11.79            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.87            $10.15            --     2011
                                                                              10.35             10.87            --     2010
                                                                               6.73             10.35            --     2009
                                                                              11.35              6.73            --     2008
                                                                              10.54             11.35         2,127     2007
                                                                              10.00             10.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.10            $ 9.87            --     2011
                                                                               9.27             10.10            --     2010
                                                                               6.66              9.27            --     2009
                                                                              10.91              6.66            --     2008
                                                                              10.00             10.91            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.59            $10.72            --     2011
                                                                              10.90             13.59            --     2010
                                                                               6.32             10.90           470     2009
                                                                              13.80              6.32           688     2008
                                                                               9.55             13.80           455     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.61            --     2011
                                                                              10.00             12.56            --     2010
----------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.42            $ 7.00            --     2011
                                                                               7.10              7.42            --     2010
                                                                               4.92              7.10            --     2009
                                                                              10.47              4.92            --     2008
                                                                              10.57             10.47            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.07            $ 7.26            --     2011
                                                                               7.15              8.07            --     2010
                                                                               6.04              7.15            --     2009
                                                                              10.76              6.04            --     2008
                                                                               9.83             10.76            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.39            $10.15            --     2011
                                                                               9.71             10.39            --     2010
                                                                               7.75              9.71            --     2009
                                                                              11.35              7.75            --     2008
                                                                              10.75             11.35            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.34            $ 9.39         4,761     2011
                                                                               9.39             10.34         4,755     2010
                                                                               7.13              9.39         7,409     2009
                                                                              12.27              7.13         7,987     2008
                                                                              10.97             12.27        12,808     2007
                                                                              10.00             10.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.25            $ 8.85            --     2011
                                                                               8.18              9.25            --     2010
                                                                               6.52              8.18            --     2009
                                                                              10.40              6.52            --     2008
                                                                              10.90             10.40        12,343     2007
                                                                              10.00             10.90            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.60            $ 9.26         4,776     2011
                                                                               8.77              9.60         4,751     2010
                                                                               7.33              8.77         4,815     2009
                                                                               9.70              7.33         4,932     2008
                                                                              10.00              9.70         4,868     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.08            $ 8.60        37,036     2011
                                                                               8.43              9.08        37,122     2010
                                                                               6.93              8.43        38,019     2009
                                                                              10.16              6.93        34,271     2008
                                                                              10.00             10.16        33,507     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.63            $ 7.95            --     2011
                                                                               9.17             10.63            --     2010
                                                                               6.13              9.17            --     2009
                                                                              11.94              6.13            --     2008
                                                                              10.20             11.94            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.47            $ 8.78             --    2011
                                                                       7.68              8.47             --    2010
                                                                       6.53              7.68             --    2009
                                                                      11.28              6.53             --    2008
                                                                      11.01             11.28             --    2007
                                                                      10.00             11.01             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.02            $ 5.53         16,108    2011
                                                                       6.89              7.02         13,981    2010
                                                                       5.25              6.89         13,454    2009
                                                                      11.50              5.25         14,462    2008
                                                                      11.15             11.50         31,756    2007
                                                                      10.00             11.15             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.24            $ 8.69             --    2011
                                                                       8.61              9.24             --    2010
                                                                       6.43              8.61             --    2009
                                                                      10.94              6.43             --    2008
                                                                       9.85             10.94             --    2007
                                                                      10.00              9.85             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.21            $10.40             --    2011
                                                                       7.65             10.21             --    2010
                                                                       5.54              7.65             --    2009
                                                                      10.44              5.54             --    2008
                                                                       9.40             10.44             --    2007
                                                                      10.00              9.40             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.52            $12.58          8,772    2011
                                                                      11.22             11.52         10,593    2010
                                                                      10.42             11.22         16,410    2009
                                                                      10.84             10.42         14,201    2008
                                                                      10.13             10.84             --    2007
                                                                      10.00             10.13             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.54            $ 9.06             --    2011
                                                                       8.68              9.54             --    2010
                                                                       6.79              8.68             --    2009
                                                                      11.01              6.79             --    2008
                                                                      11.10             11.01             --    2007
                                                                      10.00             11.10             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.83            $11.14        112,072    2011
                                                                      11.03             11.83        115,222    2010
                                                                       9.34             11.03        114,642    2009
                                                                      11.90              9.34        108,322    2008
                                                                      10.43             11.90        119,157    2007
                                                                      10.00             10.43             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.52            $ 8.52             --    2011
                                                                       7.58              8.52             --    2010
                                                                       6.13              7.58             --    2009
                                                                      10.61              6.13             --    2008
                                                                      10.05             10.61             --    2007
                                                                      10.00             10.05             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.80            $ 8.38            --     2011
                                                                               7.02              8.80            --     2010
                                                                               5.61              7.02            --     2009
                                                                               9.61              5.61            --     2008
                                                                               9.95              9.61            --     2007
                                                                              10.00              9.95            --     2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.15            $ 9.66            --
                                                                               8.55             10.15            --     2011
                                                                               6.91              8.55            --     2010
                                                                              11.68              6.91            --     2009
                                                                              10.17             11.68            --     2007
                                                                              10.00             10.17            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.29            $ 7.61         5,846     2011
   Fund -- Class 2                                                             8.36              9.29         5,268     2010
                                                                               6.21              8.36         5,517     2009
                                                                              12.33              6.21         6,161     2008
                                                                              10.55             12.33        12,719     2007
                                                                              10.00             10.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.83            $10.86            --     2011
                                                                              10.16             10.83            --     2010
                                                                               7.21             10.16         4,585     2009
                                                                              10.12              7.21         5,145     2008
                                                                              10.20             10.12        10,385     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.78            $13.10            --     2011
                                                                              11.44             12.78            --     2010
                                                                               7.68             11.44            --     2009
                                                                              10.63              7.68            --     2008
                                                                              10.55             10.63            --     2007
                                                                              10.00             10.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $10.01            $ 8.46         7,934     2011
                                                                               8.70             10.01         7,391     2010
                                                                               6.90              8.70         5,380     2009
                                                                              12.15              6.90         5,662     2008
                                                                              10.31             12.15            --     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.02            $10.35        59,664     2011
                                                                               9.58             11.02        62,557     2010
                                                                               7.09              9.58        67,575     2009
                                                                              11.01              7.09        68,881     2008
                                                                              10.37             11.01        64,862     2007
                                                                              10.00             10.37            --     2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                              $ 9.92            $ 9.42            --     2011
                                                                               8.69              9.92            --     2010
                                                                               6.56              8.69            --     2009
                                                                              11.72              6.56            --     2008
                                                                              10.23             11.72        11,178     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.26            $ 8.79             --    2011
                                                                                    8.03              9.26             --    2010
                                                                                    6.05              8.03             --    2009
                                                                                   10.56              6.05             --    2008
                                                                                   10.13             10.56             --    2007
                                                                                   10.00             10.13             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.64            $ 8.50             --    2011
                                                                                    7.69              8.64             --    2010
                                                                                    6.06              7.69             --    2009
                                                                                   10.85              6.06             --    2008
                                                                                   10.97             10.85          9,563    2007
                                                                                   10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.08            $ 8.99             --    2011
                                                                                    8.11              9.08             --    2010
                                                                                    6.54              8.11             --    2009
                                                                                   11.51              6.54             --    2008
                                                                                   10.54             11.51             --    2007
                                                                                   10.00             10.54             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.70            $ 9.47             --    2011
                                                                                    8.01              9.70             --    2010
                                                                                    6.41              8.01             --    2009
                                                                                   12.45              6.41             --    2008
                                                                                   10.06             12.45             --    2007
                                                                                   10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.24            $11.76             --    2011
                                                                                   10.70             11.24             --    2010
                                                                                    9.48             10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05         10,516    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.15            $ 9.71             --    2011
                                                                                    8.88             11.15             --    2010
                                                                                    6.50              8.88             --    2009
                                                                                   11.02              6.50             --    2008
                                                                                    9.78             11.02          4,765    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.81            $ 8.72             --    2011
                                                                                    7.95              9.81             --    2010
                                                                                    5.18              7.95             --    2009
                                                                                   10.88              5.18             --    2008
                                                                                   10.56             10.88             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.22            $11.22        167,622    2011
                                                                                   10.19             11.22        178,255    2010
                                                                                    7.69             10.19        233,864    2009
                                                                                   11.19              7.69        251,510    2008
                                                                                   11.04             11.19        235,365    2007
                                                                                   10.00             11.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.49            $ 8.17         33,875    2011
                                                                                    7.88              8.49         34,342    2010
                                                                                    6.20              7.88         35,229    2009
                                                                                    9.89              6.20         36,537    2008
                                                                                   10.00              9.89         32,796    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.02            $ 8.72         7,739     2011
                                                               8.30              9.02         8,134     2010
                                                               6.74              8.30        13,976     2009
                                                              10.97              6.74        14,092     2008
                                                              10.86             10.97            --     2007
                                                              10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.32            $ 7.56            --     2011
                                                               7.93              8.32            --     2010
                                                               6.19              7.93            --     2009
                                                              10.99              6.19            --     2008
                                                              10.99             10.99            --     2007
                                                              10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.26            $ 9.86            --     2011
                                                               9.41             10.26            --     2010
                                                               7.68              9.41            --     2009
                                                              11.72              7.68            --     2008
                                                              10.90             11.72            --     2007
                                                              10.00             10.90            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.86            $11.38            --     2011
                                                              10.34             10.86            --     2010
                                                               9.81             10.34            --     2009
                                                              10.58              9.81            --     2008
                                                              10.33             10.58            --     2007
                                                              10.00             10.33            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.27            $10.09            --     2011
                                                               9.14             11.27            --     2010
                                                               6.61              9.14            --     2009
                                                              10.89              6.61            --     2008
                                                               9.90             10.89         4,803     2007
                                                              10.00              9.90            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 9.96            $ 9.73            --     2011
                                                              10.20              9.96            --     2010
                                                              10.41             10.20            --     2009
                                                              10.42             10.41            --     2008
                                                              10.17             10.42            --     2007
                                                              10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.81            $ 9.63            --     2011
                                                               9.00              9.81            --     2010
                                                               6.64              9.00            --     2009
                                                              10.73              6.64            --     2008
                                                              10.42             10.73            --     2007
                                                              10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.56            $11.33         2,032     2011
                                                               8.38             10.56         2,363     2010
                                                               6.32              8.38         2,785     2009
                                                              10.11              6.32         3,257     2008
                                                              12.16             10.11            --     2007
                                                              10.00             12.16            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.40            $ 9.34            --     2011
                                                               8.38              9.40            --     2010
                                                               6.79              8.38            --     2009
                                                              11.11              6.79            --     2008
                                                              10.82             11.11         7,012     2007
                                                              10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.63            $ 9.70             --
                                                                                     7.73              9.63             --
                                                                                     6.04              7.73             --
                                                                                     9.91              6.04             --
                                                                                     9.91              9.91             --
                                                                                    10.00              9.91             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.00            $ 9.46        159,516
                                                                                     9.35             10.00        158,482
                                                                                     7.94              9.35        213,851
                                                                                    11.51              7.94        208,042
                                                                                    10.56             11.51        201,273
                                                                                    10.00             10.56             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.85            $ 9.35             --
                                                                                     9.15              9.85             --
                                                                                     7.11              9.15             --
                                                                                    11.39              7.11             --
                                                                                    10.79             11.39             --
                                                                                    10.00             10.79             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.51            $10.44          2,093
                                                                                     9.42             11.51          2,111
                                                                                     6.41              9.42             --
                                                                                    10.00              6.41             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.73            $ 9.06             --
                                                                                     8.94              9.73             --
                                                                                     7.00              8.94             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.17            $ 8.52          7,929
                                                                                     8.59              9.17          8,048
                                                                                     7.57              8.59         13,405
                                                                                    10.00              7.57         12,652
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.86            $ 9.21             --
                                                                                    10.00             10.86             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.50            $11.97         18,523
                                                                                    11.20             11.50         21,159
                                                                                    10.56             11.20         10,234
                                                                                    10.00             10.56          8,845
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.75            $11.70          5,739
                                                                                     9.71             11.75          6,287
                                                                                     7.45              9.71         14,502
                                                                                    10.00              7.45         15,496
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.80            $11.75         22,938
                                                                                    10.28             11.80         24,982
                                                                                     7.22             10.28         18,011
                                                                                    10.00              7.22         21,213
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.25            $ 9.27          7,300
                                                                                     8.47             10.25          7,211
                                                                                     6.56              8.47          5,484
                                                                                    10.00              6.56          5,963
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $12.03            $11.91         2,905     2011
                                                                                   11.39             12.03         2,951     2010
                                                                                    9.28             11.39         2,910     2009
                                                                                   11.32              9.28         2,897     2008
                                                                                   10.51             11.32         3,213     2007
                                                                                   10.00             10.51            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $11.22            $10.20         4,378     2011
                                                                                   10.79             11.22         4,360     2010
                                                                                    7.56             10.79        12,948     2009
                                                                                   13.90              7.56        15,234     2008
                                                                                   10.41             13.90         9,537     2007
                                                                                   10.00             10.41            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.36            $ 9.34            --     2011
                                                                                    7.68              9.36            --     2010
                                                                                    5.86              7.68            --     2009
                                                                                   10.09              5.86            --     2008
                                                                                   10.29             10.09            --     2007
                                                                                   10.00             10.29            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.43            $ 7.72            --     2011
   Class I                                                                          7.40              8.43            --     2010
                                                                                    5.85              7.40            --     2009
                                                                                    9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $10.18            $ 9.98            --     2011
                                                                                    9.29             10.18            --     2010
                                                                                    6.84              9.29            --     2009
                                                                                   11.11              6.84            --     2008
                                                                                   10.24             11.11            --     2007
                                                                                   10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.97            $ 9.50            --     2011
                                                                                    9.20              9.97            --     2010
                                                                                    7.44              9.20            --     2009
                                                                                   11.41              7.44            --     2008
                                                                                   10.61             11.41            --     2007
                                                                                   10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.11            $10.04        17,016     2011
                                                                                    9.44             10.11        17,330     2010
                                                                                    8.21              9.44        16,943     2009
                                                                                   10.82              8.21        15,995     2008
                                                                                   10.65             10.82        16,996     2007
                                                                                   10.00             10.65            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $13.23            $13.77            --     2011
                                                                                   11.93             13.23            --     2010
                                                                                    9.19             11.93            --     2009
                                                                                   15.13              9.19            --     2008
                                                                                   12.14             15.13            --     2007
                                                                                   10.00             12.14            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.83            $ 7.68        45,877     2011
                                                                                  7.11              7.83        51,307     2010
                                                                                  5.99              7.11        52,916     2009
                                                                                 10.87              5.99        50,665     2008
                                                                                 10.75             10.87        41,253     2007
                                                                                 10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.00            $ 8.68            --     2011
                                                                                  8.44              9.00            --     2010
                                                                                  5.99              8.44            --     2009
                                                                                 11.29              5.99            --     2008
                                                                                 10.15             11.29            --     2007
                                                                                 10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.82            $ 8.78         7,647     2011
                                                                                  8.69              9.82         7,454     2010
                                                                                  6.38              8.69         7,973     2009
                                                                                 10.95              6.38         9,041     2008
                                                                                 10.56             10.95            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.21            $ 8.97        30,034     2011
                                                                                  8.14              9.21        31,913     2010
                                                                                  6.51              8.14        19,812     2009
                                                                                 10.86              6.51        20,768     2008
                                                                                 10.67             10.86            --     2007
                                                                                 10.00             10.67            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.31            $ 8.88        15,188     2011
                                                                                  7.74              9.31        15,759     2010
                                                                                  5.79              7.74         3,020     2009
                                                                                  9.56              5.79         3,450     2008
                                                                                  9.92              9.56         8,147     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.91            $ 7.79            --     2011
                                                                                  6.36              7.91            --     2010
                                                                                  4.92              6.36            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.76            $11.71            --     2011
                                                                                 10.65             11.76            --     2010
                                                                                  8.98             10.65            --     2009
                                                                                 10.93              8.98            --     2008
                                                                                 10.34             10.93            --     2007
                                                                                 10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.13            $12.25         5,459     2011
                                                                                 10.85             12.13         6,049     2010
                                                                                  7.92             10.85         4,292     2009
                                                                                 10.59              7.92         4,981     2008
                                                                                 10.48             10.59            --     2007
                                                                                 10.00             10.48            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.24            $16.54            --     2011
                                                                              12.14             13.24            --     2010
                                                                              13.00             12.14         3,738     2009
                                                                              11.34             13.00         2,866     2008
                                                                              10.58             11.34         9,423     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.84            $11.70        22,692     2011
                                                                              11.51             11.84        24,700     2010
                                                                              10.40             11.51        32,043     2009
                                                                              10.69             10.40        28,794     2008
                                                                              10.19             10.69        59,246     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.19            $13.35        16,649     2011
                                                                              12.49             13.19        18,523     2010
                                                                              11.21             12.49         9,199     2009
                                                                              10.95             11.21         8,331     2008
                                                                              10.31             10.95         9,691     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.48            $11.46            --     2011
                                                                               9.92             11.48            --     2010
                                                                               6.68              9.92            --     2009
                                                                              11.77              6.68            --     2008
                                                                              10.23             11.77            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.82            $10.10            --     2011
                                                                              10.32             10.82            --     2010
                                                                               6.71             10.32            --     2009
                                                                              11.33              6.71            --     2008
                                                                              10.53             11.33         9,162     2007
                                                                              10.00             10.53            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.05            $ 9.81            --     2011
                                                                               9.23             10.05            --     2010
                                                                               6.64              9.23            --     2009
                                                                              10.89              6.64            --     2008
                                                                               9.99             10.89            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.52            $10.65            --     2011
                                                                              10.86             13.52            --     2010
                                                                               6.30             10.86         2,158     2009
                                                                              13.77              6.30         3,094     2008
                                                                               9.54             13.77         1,962     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.59            --     2011
                                                                              10.00             12.56            --     2010
----------------------------------------------------------------------------------------------------------------------------

LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) WITH ENHANCED PAYMENT
                            BENEFIT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.36            $ 6.94            --     2011
                                                                               7.06              7.36            --     2010
                                                                               4.90              7.06            --     2009
                                                                              10.44              4.90            --     2008
                                                                              10.56             10.44            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.01            $ 7.19            --     2011
                                                                               7.11              8.01            --     2010
                                                                               6.02              7.11            --     2009
                                                                              10.73              6.02            --     2008
                                                                               9.82             10.73            --     2007
                                                                              10.00              9.82            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.32            $10.06            --     2011
                                                                               9.66             10.32            --     2010
                                                                               7.71              9.66            --     2009
                                                                              11.32              7.71            --     2008
                                                                              10.74             11.32            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.26            $ 9.31         1,012     2011
                                                                               9.34             10.26           966     2010
                                                                               7.10              9.34         1,432     2009
                                                                              12.23              7.10         1,559     2008
                                                                              10.96             12.23         2,294     2007
                                                                              10.00             10.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.18            $ 8.77            --     2011
                                                                               8.14              9.18            --     2010
                                                                               6.50              8.14            --     2009
                                                                              10.37              6.50            --     2008
                                                                              10.89             10.37         2,225     2007
                                                                              10.00             10.89            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.54            $ 9.19         3,758     2011
                                                                               8.73              9.54         3,721     2010
                                                                               7.31              8.73         9,082     2009
                                                                               9.69              7.31         8,932     2008
                                                                              10.00              9.69         8,947     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.03            $ 8.54            --     2011
                                                                               8.40              9.03         2,792     2010
                                                                               6.92              8.40         2,945     2009
                                                                              10.16              6.92         3,126     2008
                                                                              10.00             10.16         3,218     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.55            $ 7.88            --     2011
                                                                               9.12             10.55            --     2010
                                                                               6.10              9.12            --     2009
                                                                              11.91              6.10            --     2008
                                                                              10.19             11.91            --     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.41            $ 8.70            --     2011
                                                                       7.64              8.41            --     2010
                                                                       6.51              7.64            --     2009
                                                                      11.25              6.51            --     2008
                                                                      11.00             11.25            --     2007
                                                                      10.00             11.00            --     2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 6.97            $ 5.48         3,358     2011
                                                                       6.85              6.97         2,837     2010
                                                                       5.23              6.85         2,580     2009
                                                                      11.47              5.23         2,784     2008
                                                                      11.14             11.47         5,670     2007
                                                                      10.00             11.14            --     2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.18            $ 8.62            --     2011
                                                                       8.56              9.18            --     2010
                                                                       6.40              8.56            --     2009
                                                                      10.91              6.40            --     2008
                                                                       9.84             10.91            --     2007
                                                                      10.00              9.84            --     2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.14            $10.31            --     2011
                                                                       7.61             10.14            --     2010
                                                                       5.52              7.61            --     2009
                                                                      10.41              5.52            --     2008
                                                                       9.39             10.41            --     2007
                                                                      10.00              9.39            --     2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.44            $12.47         1,922     2011
                                                                      11.16             11.44         2,093     2010
                                                                      10.38             11.16         3,168     2009
                                                                      10.81             10.38         2,751     2008
                                                                      10.12             10.81            --     2007
                                                                      10.00             10.12            --     2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.47            $ 8.98            --     2011
                                                                       8.63              9.47            --     2010
                                                                       6.76              8.63            --     2009
                                                                      10.98              6.76            --     2008
                                                                      11.09             10.98            --     2007
                                                                      10.00             11.09            --     2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.74            $11.04        97,077     2011
                                                                      10.97             11.74        94,900     2010
                                                                       9.30             10.97        92,946     2009
                                                                      11.87              9.30        87,752     2008
                                                                      10.42             11.87        99,739     2007
                                                                      10.00             10.42            --     2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.46            $ 8.45            --     2011
                                                                       7.54              8.46            --     2010
                                                                       6.10              7.54            --     2009
                                                                      10.58              6.10            --     2008
                                                                      10.04             10.58            --     2007
                                                                      10.00             10.04            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.74            $ 8.30            --     2011
                                                                               6.98              8.74            --     2010
                                                                               5.59              6.98            --     2009
                                                                               9.58              5.59            --     2008
                                                                               9.94              9.58            --     2007
                                                                              10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.08            $ 9.57            --     2011
                                                                               8.50             10.08            --     2010
                                                                               6.88              8.50            --     2009
                                                                              11.65              6.88            --     2008
                                                                              10.16             11.65            --     2007
                                                                              10.00             10.16            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.23            $ 7.55         1,220     2011
   Fund -- Class 2                                                             8.32              9.23         1,061     2010
                                                                               6.18              8.32         1,054     2009
                                                                              12.30              6.18         1,197     2008
                                                                              10.54             12.30         2,280     2007
                                                                              10.00             10.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.76            $10.76            --     2011
                                                                              10.10             10.76            --     2010
                                                                               7.18             10.10           897     2009
                                                                              10.10              7.18           956     2008
                                                                              10.19             10.10         1,918     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.69            $12.99            --     2011
                                                                              11.37             12.69            --     2010
                                                                               7.65             11.37            --     2009
                                                                              10.61              7.65            --     2008
                                                                              10.54             10.61            --     2007
                                                                              10.00             10.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 9.94            $ 8.39         1,682     2011
                                                                               8.65              9.94         1,496     2010
                                                                               6.87              8.65         1,053     2009
                                                                              12.12              6.87         1,042     2008
                                                                              10.30             12.12            --     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $10.94            $10.26        39,546     2011
                                                                               9.52             10.94        43,182     2010
                                                                               7.06              9.52        46,019     2009
                                                                              10.99              7.06        49,257     2008
                                                                              10.36             10.99        46,191     2007
                                                                              10.00             10.36            --     2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                              $ 9.85            $ 9.34            --     2011
                                                                               8.64              9.85            --     2010
                                                                               6.54              8.64            --     2009
                                                                              11.69              6.54            --     2008
                                                                              10.22             11.69         2,040     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.19            $ 8.72            --     2011
                                                                                    7.99              9.19            --     2010
                                                                                    6.03              7.99            --     2009
                                                                                   10.54              6.03            --     2008
                                                                                   10.12             10.54            --     2007
                                                                                   10.00             10.12            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.58            $ 8.42            --     2011
                                                                                    7.65              8.58            --     2010
                                                                                    6.04              7.65            --     2009
                                                                                   10.83              6.04            --     2008
                                                                                   10.96             10.83         1,733     2007
                                                                                   10.00             10.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.01            $ 8.91            --     2011
                                                                                    8.07              9.01            --     2010
                                                                                    6.51              8.07            --     2009
                                                                                   11.49              6.51            --     2008
                                                                                   10.53             11.49            --     2007
                                                                                   10.00             10.53            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.63            $ 9.39            --     2011
                                                                                    7.97              9.63            --     2010
                                                                                    6.38              7.97            --     2009
                                                                                   12.42              6.38            --     2008
                                                                                   10.05             12.42            --     2007
                                                                                   10.00             10.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.18            $11.67            --     2011
                                                                                   10.65             11.18            --     2010
                                                                                    9.46             10.65            --     2009
                                                                                   10.04              9.46            --     2008
                                                                                   10.00             10.04         1,929     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.07            $ 9.63            --     2011
                                                                                    8.83             11.07            --     2010
                                                                                    6.47              8.83            --     2009
                                                                                   10.99              6.47            --     2008
                                                                                    9.77             10.99           863     2007
                                                                                   10.00              9.77            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.74            $ 8.64            --     2011
                                                                                    7.90              9.74            --     2010
                                                                                    5.16              7.90            --     2009
                                                                                   10.85              5.16            --     2008
                                                                                   10.55             10.85            --     2007
                                                                                   10.00             10.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.14            $11.13        72,236     2011
                                                                                   10.13             11.14        76,530     2010
                                                                                    7.66             10.13        68,868     2009
                                                                                   11.17              7.66        77,939     2008
                                                                                   11.03             11.17        75,121     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.45            $ 8.12         1,583     2011
                                                                                    7.86              8.45         1,423     2010
                                                                                    6.18              7.86         1,315     2009
                                                                                    9.88              6.18         1,303     2008
                                                                                   10.00              9.88         1,094     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.96            $ 8.65         1,676     2011
                                                               8.26              8.96         1,668     2010
                                                               6.72              8.26         2,732     2009
                                                              10.95              6.72         2,625     2008
                                                              10.85             10.95            --     2007
                                                              10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.26            $ 7.50            --     2011
                                                               7.89              8.26            --     2010
                                                               6.17              7.89            --     2009
                                                              10.96              6.17            --     2008
                                                              10.98             10.96            --     2007
                                                              10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.18            $ 9.77            --     2011
                                                               9.35             10.18            --     2010
                                                               7.65              9.35            --     2009
                                                              11.69              7.65            --     2008
                                                              10.89             11.69            --     2007
                                                              10.00             10.89            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.78            $11.28            --     2011
                                                              10.28             10.78            --     2010
                                                               9.77             10.28            --     2009
                                                              10.55              9.77            --     2008
                                                              10.32             10.55            --     2007
                                                              10.00             10.32            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.19            $10.00            --     2011
                                                               9.09             11.19            --     2010
                                                               6.59              9.09            --     2009
                                                              10.86              6.59            --     2008
                                                               9.89             10.86           872     2007
                                                              10.00              9.89            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 9.89            $ 9.65            --     2011
                                                              10.14              9.89            --     2010
                                                              10.37             10.14            --     2009
                                                              10.39             10.37            --     2008
                                                              10.16             10.39            --     2007
                                                              10.00             10.16            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.74            $ 9.55            --     2011
                                                               8.95              9.74            --     2010
                                                               6.61              8.95            --     2009
                                                              10.70              6.61            --     2008
                                                              10.41             10.70            --     2007
                                                              10.00             10.41            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.48            $11.23           446     2011
                                                               8.33             10.48           472     2010
                                                               6.29              8.33           558     2009
                                                              10.08              6.29           571     2008
                                                              12.14             10.08            --     2007
                                                              10.00             12.14            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.34            $ 9.26            --     2011
                                                               8.33              9.34            --     2010
                                                               6.76              8.33            --     2009
                                                              11.08              6.76            --     2008
                                                              10.81             11.08         1,275     2007
                                                              10.00             10.81            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.56            $ 9.61             --    2011
                                                                               7.68              9.56             --    2010
                                                                               6.02              7.68             --    2009
                                                                               9.89              6.02             --    2008
                                                                               9.90              9.89             --    2007
                                                                              10.00              9.90             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 9.92            $ 9.38        222,414    2011
                                                                               9.30              9.92        231,201    2010
                                                                               7.91              9.30        237,434    2009
                                                                              11.48              7.91        243,780    2008
                                                                              10.55             11.48        244,232    2007
                                                                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.78            $ 9.27             --    2011
                                                                               9.10              9.78             --    2010
                                                                               7.08              9.10             --    2009
                                                                              11.36              7.08             --    2008
                                                                              10.78             11.36             --    2007
                                                                              10.00             10.78             --    2006
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.47            $10.38            436    2011
                                                                               9.40             11.47            426    2010
                                                                               6.41              9.40             --    2009
                                                                              10.00              6.41             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.69            $ 9.02             --    2011
                                                                               8.93              9.69             --    2010
                                                                               7.00              8.93             --    2009
                                                                              10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.13            $ 8.48          1,706    2011
                                                                               8.58              9.13          1,645    2010
                                                                               7.57              8.58          2,626    2009
                                                                              10.00              7.57          2,296    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.85            $ 9.19             --    2011
                                                                              10.00             10.85             --    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.46            $11.91          4,052    2011
   Shares                                                                     11.18             11.46          4,184    2010
                                                                              10.55             11.18          1,970    2009
                                                                              10.00             10.55          1,706    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.71            $11.64          1,224    2011
   Shares                                                                      9.69             11.71          1,270    2010
                                                                               7.44              9.69          2,877    2009
                                                                              10.00              7.44          2,952    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.76            $11.69          4,929    2011
                                                                              10.26             11.76          5,084    2010
                                                                               7.22             10.26          3,516    2009
                                                                              10.00              7.22          3,910    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.21            $ 9.22          1,548    2011
                                                                               8.45             10.21          1,475    2010
                                                                               6.55              8.45          1,090    2009
                                                                              10.00              6.55          1,085    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.94            $11.81         7,519     2011
                                                                                   11.32             11.94         7,635     2010
                                                                                    9.24             11.32         7,653     2009
                                                                                   11.29              9.24         7,697     2008
                                                                                   10.49             11.29         8,531     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $11.14            $10.11           928     2011
                                                                                   10.72             11.14           892     2010
                                                                                    7.53             10.72         2,542     2009
                                                                                   13.86              7.53         2,826     2008
                                                                                   10.40             13.86         1,735     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.29            $ 9.26            --     2011
                                                                                    7.64              9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.38            $ 7.67            --     2011
   Class I                                                                          7.37              8.38            --     2010
                                                                                    5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $10.11            $ 9.90            --     2011
                                                                                    9.24             10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.89            $ 9.42            --     2011
                                                                                    9.15              9.89            --     2010
                                                                                    7.41              9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.04            $ 9.95        11,942     2011
                                                                                    9.39             10.04        14,224     2010
                                                                                    8.18              9.39        14,117     2009
                                                                                   10.79              8.18        13,189     2008
                                                                                   10.64             10.79        14,255     2007
                                                                                   10.00             10.64            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $13.14            $13.65            --     2011
                                                                                   11.86             13.14            --     2010
                                                                                    9.15             11.86            --     2009
                                                                                   15.09              9.15            --     2008
                                                                                   12.13             15.09            --     2007
                                                                                   10.00             12.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.78            $ 7.61        34,512     2011
                                                                                  7.07              7.78        36,655     2010
                                                                                  5.96              7.07        37,150     2009
                                                                                 10.84              5.96        34,281     2008
                                                                                 10.74             10.84        27,921     2007
                                                                                 10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.94            $ 8.60            --     2011
                                                                                  8.40              8.94            --     2010
                                                                                  5.97              8.40            --     2009
                                                                                 11.26              5.97            --     2008
                                                                                 10.14             11.26            --     2007
                                                                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.75            $ 8.70         1,613     2011
                                                                                  8.64              9.75         1,521     2010
                                                                                  6.35              8.64         1,551     2009
                                                                                 10.92              6.35         1,725     2008
                                                                                 10.55             10.92            --     2007
                                                                                 10.00             10.55            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.15            $ 8.90         6,482     2011
                                                                                  8.10              9.15         6,532     2010
                                                                                  6.48              8.10         3,875     2009
                                                                                 10.83              6.48         3,859     2008
                                                                                 10.66             10.83            --     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.24            $ 8.80         3,228     2011
                                                                                  7.70              9.24         3,208     2010
                                                                                  5.76              7.70           598     2009
                                                                                  9.53              5.76           630     2008
                                                                                  9.91              9.53         1,476     2007
                                                                                 10.00              9.91            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.85            $ 7.72            --     2011
                                                                                  6.33              7.85            --     2010
                                                                                  4.90              6.33            --     2009
                                                                                  9.90              4.90            --     2008
                                                                                  9.57              9.90            --     2007
                                                                                 10.00              9.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.68            $11.61            --     2011
                                                                                 10.59             11.68            --     2010
                                                                                  8.94             10.59            --     2009
                                                                                 10.90              8.94            --     2008
                                                                                 10.33             10.90            --     2007
                                                                                 10.00             10.33            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.04            $12.14         1,197     2011
                                                                                 10.79             12.04         1,217     2010
                                                                                  7.88             10.79           842     2009
                                                                                 10.56              7.88           964     2008
                                                                                 10.47             10.56            --     2007
                                                                                 10.00             10.47            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.15            $16.40            --     2011
                                                                              12.08             13.15            --     2010
                                                                              12.95             12.08           713     2009
                                                                              11.31             12.95           569     2008
                                                                              10.57             11.31         1,719     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.76            $11.60         4,961     2011
                                                                              11.45             11.76         4,927     2010
                                                                              10.36             11.45         6,209     2009
                                                                              10.66             10.36         5,562     2008
                                                                              10.18             10.66        10,918     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.09            $13.24         3,652     2011
                                                                              12.42             13.09         3,669     2010
                                                                              11.16             12.42         1,781     2009
                                                                              10.92             11.16         1,620     2008
                                                                              10.29             10.92         1,780     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.40            $11.36            --     2011
                                                                               9.86             11.40            --     2010
                                                                               6.65              9.86            --     2009
                                                                              11.74              6.65            --     2008
                                                                              10.22             11.74            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.74            $10.01            --     2011
                                                                              10.26             10.74            --     2010
                                                                               6.68             10.26            --     2009
                                                                              11.30              6.68            --     2008
                                                                              10.52             11.30         1,651     2007
                                                                              10.00             10.52            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.98            $ 9.73            --     2011
                                                                               9.18              9.98            --     2010
                                                                               6.62              9.18            --     2009
                                                                              10.86              6.62            --     2008
                                                                               9.98             10.86            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.42            $10.56            --     2011
                                                                              10.79             13.42            --     2010
                                                                               6.27             10.79           429     2009
                                                                              13.74              6.27           638     2008
                                                                               9.54             13.74           361     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.55            $11.56            --     2011
                                                                              10.00             12.55            --     2010
----------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.45            $ 7.04            --     2011
                                                                               7.12              7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.10            $ 7.30            --     2011
                                                                               7.18              8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21            --     2011
                                                                               9.75             10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.38            $ 9.45        26,213     2011
                                                                               9.43             10.38        27,830     2010
                                                                               7.15              9.43        43,748     2009
                                                                              12.29              7.15        48,215     2008
                                                                              10.98             12.29        83,397     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.29            $ 8.90            --     2011
                                                                               8.21              9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42        80,487     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30        48,503     2011
                                                                               8.79              9.63        73,057     2010
                                                                               7.34              8.79        63,801     2009
                                                                               9.71              7.34        64,148     2008
                                                                              10.00              9.71        61,839     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64        71,531     2011
                                                                               8.45              9.11        73,621     2010
                                                                               6.94              8.45        73,572     2009
                                                                              10.17              6.94        72,584     2008
                                                                              10.00             10.17        54,901     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.68            $ 8.00            --     2011
                                                                               9.21             10.68            --     2010
                                                                               6.15              9.21            --     2009
                                                                              11.96              6.15            --     2008
                                                                              10.20             11.96            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.51            $ 8.83             --    2011
                                                                       7.71              8.51             --    2010
                                                                       6.55              7.71             --    2009
                                                                      11.30              6.55             --    2008
                                                                      11.02             11.30             --    2007
                                                                      10.00             11.02             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.05            $ 5.56         88,517    2011
                                                                       6.91              7.05         82,013    2010
                                                                       5.26              6.91         79,446    2009
                                                                      11.52              5.26         87,278    2008
                                                                      11.16             11.52        207,209    2007
                                                                      10.00             11.16             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.29            $ 8.74             --    2011
                                                                       8.65              9.29             --    2010
                                                                       6.45              8.65             --    2009
                                                                      10.96              6.45             --    2008
                                                                       9.86             10.96             --    2007
                                                                      10.00              9.86             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.26            $10.46             --    2011
                                                                       7.68             10.26             --    2010
                                                                       5.56              7.68             --    2009
                                                                      10.45              5.56             --    2008
                                                                       9.40             10.45             --    2007
                                                                      10.00              9.40             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.58            $12.65         48,547    2011
                                                                      11.26             11.58         61,676    2010
                                                                      10.45             11.26         96,631    2009
                                                                      10.86             10.45         85,123    2008
                                                                      10.14             10.86             --    2007
                                                                      10.00             10.14             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.58            $ 9.11             --    2011
                                                                       8.71              9.58             --    2010
                                                                       6.80              8.71             --    2009
                                                                      11.03              6.80             --    2008
                                                                      11.11             11.03             --    2007
                                                                      10.00             11.11             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.89            $11.20        269,048    2011
                                                                      11.07             11.89        282,959    2010
                                                                       9.36             11.07        301,677    2009
                                                                      11.92              9.36        309,216    2008
                                                                      10.44             11.92        334,305    2007
                                                                      10.00             10.44             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.56            $ 8.57             --    2011
                                                                       7.61              8.56             --    2010
                                                                       6.14              7.61             --    2009
                                                                      10.63              6.14             --    2008
                                                                      10.06             10.63             --    2007
                                                                      10.00             10.06             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $ 8.85            $ 8.43             --    2011
                                                                               7.05              8.85             --    2010
                                                                               5.63              7.05             --    2009
                                                                               9.63              5.63             --    2008
                                                                               9.96              9.63             --    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.20            $ 9.71             --    2011
                                                                               8.58             10.20             --    2010
                                                                               6.93              8.58             --    2009
                                                                              11.70              6.93             --    2008
                                                                              10.18             11.70             --    2007
                                                                              10.00             10.18             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $ 9.34            $ 7.66         32,101    2011
   Fund -- Class 2                                                             8.40              9.34         30,880    2010
                                                                               6.22              8.40         32,539    2009
                                                                              12.35              6.22         37,153    2008
                                                                              10.56             12.35         83,011    2007
                                                                              10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.88            $10.92             --    2011
                                                                              10.20             10.88             --    2010
                                                                               7.23             10.20         27,024    2009
                                                                              10.14              7.23         30,764    2008
                                                                              10.20             10.14         67,427    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $12.84            $13.18             --    2011
                                                                              11.48             12.84             --    2010
                                                                               7.70             11.48             --    2009
                                                                              10.65              7.70             --    2008
                                                                              10.56             10.65             --    2007
                                                                              10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $10.06            $ 8.51         43,625    2011
                                                                               8.73             10.06         43,179    2010
                                                                               6.92              8.73         31,774    2009
                                                                              12.17              6.92         33,512    2008
                                                                              10.32             12.17             --    2007
                                                                              10.00             10.32             --    2006
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.07            $10.41        126,763    2011
                                                                               9.61             11.07        130,582    2010
                                                                               7.10              9.61        143,631    2009
                                                                              11.03              7.10        157,738    2008
                                                                              10.38             11.03        146,294    2007
                                                                              10.00             10.38             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                              $ 9.97            $ 9.48             --    2011
                                                                               8.72              9.97             --    2010
                                                                               6.58              8.72             --    2009
                                                                              11.74              6.58             --    2008
                                                                              10.24             11.74         72,758    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.30            $ 8.85              --   2011
                                                                                    8.06              9.30              --   2010
                                                                                    6.07              8.06              --   2009
                                                                                   10.58              6.07              --   2008
                                                                                   10.14             10.58              --   2007
                                                                                   10.00             10.14              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.68            $ 8.55              --   2011
                                                                                    7.72              8.68              --   2010
                                                                                    6.08              7.72              --   2009
                                                                                   10.87              6.08              --   2008
                                                                                   10.98             10.87          62,386   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.12            $ 9.04              --   2011
                                                                                    8.14              9.12              --   2010
                                                                                    6.55              8.14              --   2009
                                                                                   11.53              6.55              --   2008
                                                                                   10.55             11.53              --   2007
                                                                                   10.00             10.55              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.74            $ 9.53              --   2011
                                                                                    8.04              9.74              --   2010
                                                                                    6.43              8.04              --   2009
                                                                                   12.47              6.43              --   2008
                                                                                   10.07             12.47              --   2007
                                                                                   10.00             10.07              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.28            $11.81              --   2011
                                                                                   10.73             11.28              --   2010
                                                                                    9.50             10.73              --   2009
                                                                                   10.06              9.50              --   2008
                                                                                   10.00             10.06          68,210   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.20            $ 9.77              --   2011
                                                                                    8.91             11.20              --   2010
                                                                                    6.52              8.91              --   2009
                                                                                   11.04              6.52              --   2008
                                                                                    9.78             11.04          31,028   2007
                                                                                   10.00              9.78              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.86            $ 8.77              --   2011
                                                                                    7.98              9.86              --   2010
                                                                                    5.19              7.98              --   2009
                                                                                   10.90              5.19              --   2008
                                                                                   10.57             10.90              --   2007
                                                                                   10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.27            $11.29         849,149   2011
                                                                                   10.23             11.27         937,901   2010
                                                                                    7.71             10.23       1,058,240   2009
                                                                                   11.21              7.71       1,183,297   2008
                                                                                   11.05             11.21       1,181,843   2007
                                                                                   10.00             11.05              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21         205,451   2011
                                                                                    7.90              8.52         229,081   2010
                                                                                    6.20              7.90         253,725   2009
                                                                                    9.89              6.20         277,943   2008
                                                                                   10.00              9.89         237,094   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.06            $ 8.77        42,733     2011
                                                               8.33              9.06        47,510     2010
                                                               6.76              8.33        82,532     2009
                                                              10.99              6.76        84,136     2008
                                                              10.86             10.99            --     2007
                                                              10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.36            $ 7.61            --     2011
                                                               7.96              8.36            --     2010
                                                               6.21              7.96            --     2009
                                                              11.01              6.21            --     2008
                                                              11.00             11.01            --     2007
                                                              10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.30            $ 9.92            --     2011
                                                               9.44             10.30            --     2010
                                                               7.70              9.44            --     2009
                                                              11.74              7.70            --     2008
                                                              10.90             11.74            --     2007
                                                              10.00             10.90            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.91            $11.44            --     2011
                                                              10.37             10.91            --     2010
                                                               9.83             10.37            --     2009
                                                              10.60              9.83            --     2008
                                                              10.34             10.60            --     2007
                                                              10.00             10.34            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.32            $10.15            --     2011
                                                               9.17             11.32            --     2010
                                                               6.63              9.17            --     2009
                                                              10.90              6.63            --     2008
                                                               9.90             10.90        31,228     2007
                                                              10.00              9.90            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.01            $ 9.79        43,722     2011
                                                              10.24             10.01        10,809     2010
                                                              10.44             10.24         1,404     2009
                                                              10.44             10.44        22,785     2008
                                                              10.17             10.44            --     2007
                                                              10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.86            $ 9.69            --     2011
                                                               9.03              9.86            --     2010
                                                               6.66              9.03            --     2009
                                                              10.74              6.66            --     2008
                                                              10.43             10.74            --     2007
                                                              10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.61            $11.40        11,123     2011
                                                               8.41             10.61        13,747     2010
                                                               6.34              8.41        16,454     2009
                                                              10.13              6.34        19,132     2008
                                                              12.16             10.13            --     2007
                                                              10.00             12.16            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.45            $ 9.40            --     2011
                                                               8.41              9.45            --     2010
                                                               6.81              8.41            --     2009
                                                              11.13              6.81            --     2008
                                                              10.83             11.13        45,723     2007
                                                              10.00             10.83            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.67            $ 9.75              --   2011
                                                                               7.76              9.67              --   2010
                                                                               6.06              7.76              --   2009
                                                                               9.93              6.06              --   2008
                                                                               9.92              9.93              --   2007
                                                                              10.00              9.92              --   2006
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.04            $ 9.52       1,048,589   2011
                                                                               9.39             10.04       1,154,338   2010
                                                                               7.96              9.39       1,230,232   2009
                                                                              11.53              7.96       1,225,645   2008
                                                                              10.57             11.53       1,312,175   2007
                                                                              10.00             10.57              --   2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.90            $ 9.40              --   2011
                                                                               9.18              9.90              --   2010
                                                                               7.13              9.18              --   2009
                                                                              11.41              7.13              --   2008
                                                                              10.80             11.41              --   2007
                                                                              10.00             10.80              --   2006
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.54            $10.47          11,572   2011
                                                                               9.43             11.54          12,374   2010
                                                                               6.42              9.43              --   2009
                                                                              10.00              6.42              --   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.75            $ 9.09              --   2011
                                                                               8.96              9.75              --   2010
                                                                               7.00              8.96              --   2009
                                                                              10.00              7.00              --   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.19            $ 8.55          43,832   2011
                                                                               8.61              9.19          47,174   2010
                                                                               7.58              8.61          79,480   2009
                                                                              10.00              7.58          75,504   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.87            $ 9.23              --   2011
                                                                              10.00             10.87              --   2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.53            $12.01         102,724   2011
   Shares                                                                     11.21             11.53         123,711   2010
                                                                              10.56             11.21          60,454   2009
                                                                              10.00             10.56          53,324   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.78            $11.74          31,723   2011
   Shares                                                                      9.73             11.78          36,785   2010
                                                                               7.45              9.73          85,734   2009
                                                                              10.00              7.45          93,339   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.83            $11.79         126,804   2011
                                                                              10.29             11.83         146,199   2010
                                                                               7.22             10.29         106,615   2009
                                                                              10.00              7.22         126,735   2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.27            $ 9.30          40,217   2011
                                                                               8.48             10.27          42,150   2010
                                                                               6.56              8.48          32,567   2009
                                                                              10.00              6.56          35,402   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $12.09            $11.98         46,974    2011
                                                                                   11.43             12.09         50,921    2010
                                                                                    9.31             11.43         52,214    2009
                                                                                   11.34              9.31         49,621    2008
                                                                                   10.51             11.34         51,515    2007
                                                                                   10.00             10.51             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $11.27            $10.26         24,083    2011
                                                                                   10.83             11.27         25,444    2010
                                                                                    7.58             10.83         76,532    2009
                                                                                   13.92              7.58         90,702    2008
                                                                                   10.42             13.92         61,883    2007
                                                                                   10.00             10.42             --    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.40            $ 9.40             --    2011
                                                                                    7.71              9.40             --    2010
                                                                                    5.87              7.71             --    2009
                                                                                   10.11              5.87             --    2008
                                                                                   10.30             10.11             --    2007
                                                                                   10.00             10.30             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.46            $ 7.76             --    2011
   Class I                                                                          7.42              8.46             --    2010
                                                                                    5.86              7.42             --    2009
                                                                                    9.45              5.86             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $10.23            $10.04             --    2011
                                                                                    9.33             10.23             --    2010
                                                                                    6.86              9.33             --    2009
                                                                                   11.12              6.86             --    2008
                                                                                   10.25             11.12             --    2007
                                                                                   10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $10.01            $ 9.56             --    2011
                                                                                    9.23             10.01             --    2010
                                                                                    7.46              9.23             --    2009
                                                                                   11.43              7.46             --    2008
                                                                                   10.62             11.43             --    2007
                                                                                   10.00             10.62             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.16            $10.10        107,327    2011
                                                                                    9.48             10.16        114,737    2010
                                                                                    8.23              9.48        114,526    2009
                                                                                   10.83              8.23        118,243    2008
                                                                                   10.66             10.83        131,353    2007
                                                                                   10.00             10.66             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $13.30            $13.85             --    2011
                                                                                   11.98             13.30             --    2010
                                                                                    9.22             11.98             --    2009
                                                                                   15.15              9.22             --    2008
                                                                                   12.15             15.15             --    2007
                                                                                   10.00             12.15             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.87            $ 7.73         74,189    2011
                                                                                  7.14              7.87         79,499    2010
                                                                                  6.00              7.14         86,924    2009
                                                                                 10.89              6.00         88,062    2008
                                                                                 10.76             10.89         63,977    2007
                                                                                 10.00             10.76             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73             --    2011
                                                                                  8.47              9.05             --    2010
                                                                                  6.01              8.47             --    2009
                                                                                 11.31              6.01             --    2008
                                                                                 10.16             11.31             --    2007
                                                                                 10.00             10.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.87            $ 8.83         42,032    2011
                                                                                  8.72              9.87         43,625    2010
                                                                                  6.40              8.72         47,108    2009
                                                                                 10.96              6.40         54,267    2008
                                                                                 10.57             10.96             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03        165,663    2011
                                                                                  8.17              9.26        186,297    2010
                                                                                  6.53              8.17        117,065    2009
                                                                                 10.88              6.53        124,204    2008
                                                                                 10.68             10.88             --    2007
                                                                                 10.00             10.68             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         83,397    2011
                                                                                  7.77              9.35         91,936    2010
                                                                                  5.80              7.77         17,840    2009
                                                                                  9.57              5.80         20,401    2008
                                                                                  9.93              9.57         53,055    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.94            $ 7.83             --    2011
                                                                                  6.39              7.94             --    2010
                                                                                  4.94              6.39             --    2009
                                                                                  9.94              4.94             --    2008
                                                                                  9.59              9.94             --    2007
                                                                                 10.00              9.59             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.82            $11.78             --    2011
                                                                                 10.69             11.82             --    2010
                                                                                  9.00             10.69             --    2009
                                                                                 10.95              9.00             --    2008
                                                                                 10.35             10.95             --    2007
                                                                                 10.00             10.35             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.19            $12.32         30,206    2011
                                                                                 10.89             12.19         35,290    2010
                                                                                  7.94             10.89         25,308    2009
                                                                                 10.61              7.94         29,658    2008
                                                                                 10.48             10.61             --    2007
                                                                                 10.00             10.48             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.31            $16.64             --    2011
                                                                              12.19             13.31             --    2010
                                                                              13.04             12.19         21,997    2009
                                                                              11.36             13.04         17,202    2008
                                                                              10.59             11.36         60,836    2007
                                                                              10.00             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.90            $11.77        125,546    2011
                                                                              11.56             11.90        144,016    2010
                                                                              10.43             11.56        188,749    2009
                                                                              10.71             10.43        173,327    2008
                                                                              10.20             10.71        384,348    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.25            $13.43         92,091    2011
                                                                              12.53             13.25        107,978    2010
                                                                              11.24             12.53         54,225    2009
                                                                              10.97             11.24         50,164    2008
                                                                              10.31             10.97         62,755    2007
                                                                              10.00             10.31             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.54            $11.53             --    2011
                                                                               9.96             11.54             --    2010
                                                                               6.70              9.96             --    2009
                                                                              11.79              6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.87            $10.15             --    2011
                                                                              10.35             10.87             --    2010
                                                                               6.73             10.35             --    2009
                                                                              11.35              6.73             --    2008
                                                                              10.54             11.35         59,641    2007
                                                                              10.00             10.54             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.10            $ 9.87             --    2011
                                                                               9.27             10.10             --    2010
                                                                               6.66              9.27             --    2009
                                                                              10.91              6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.59            $10.72             --    2011
                                                                              10.90             13.59             --    2010
                                                                               6.32             10.90         12,752    2009
                                                                              13.80              6.32         18,980    2008
                                                                               9.55             13.80         12,751    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.61             --    2011
                                                                              10.00             12.56             --    2010
----------------------------------------------------------------------------------------------------------------------------

   LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) WITH ENHANCED
                        PAYMENT BENEFIT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.02            $ 6.62            --     2011
                                                                               6.72              7.02            --     2010
                                                                               4.66              6.72            --     2009
                                                                               9.92              4.66            --     2008
                                                                              10.00              9.92            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.20            $ 7.38            --     2011
                                                                               7.27              8.20            --     2010
                                                                               6.15              7.27            --     2009
                                                                              10.95              6.15            --     2008
                                                                              10.00             10.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $ 9.43            --     2011
                                                                               9.03              9.66            --     2010
                                                                               7.21              9.03            --     2009
                                                                              10.56              7.21            --     2008
                                                                              10.00             10.56            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $ 8.48         4,898     2011
                                                                               8.49              9.34         5,322     2010
                                                                               6.45              8.49         8,372     2009
                                                                              11.10              6.45         9,402     2008
                                                                              10.00             11.10        15,350     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.44            $ 8.07            --     2011
                                                                               7.47              8.44            --     2010
                                                                               5.96              7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50        14,626     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.58            $ 9.23        18,753     2011
                                                                               8.76              9.58        20,057     2010
                                                                               7.32              8.76        21,472     2009
                                                                               9.70              7.32        11,059     2008
                                                                              10.00              9.70        10,646     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.06            $ 8.58            --     2011
                                                                               8.42              9.06            --     2010
                                                                               6.93              8.42            --     2009
                                                                              10.16              6.93            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.34            $ 7.74            --     2011
                                                                               8.93             10.34            --     2010
                                                                               5.97              8.93            --     2009
                                                                              11.64              5.97            --     2008
                                                                              10.00             11.64            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.68            $ 7.95            --     2011
                                                                               6.97              7.68            --     2010
                                                                               5.93              6.97            --     2009
                                                                              10.24              5.93            --     2008
                                                                              10.00             10.24            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.27            $ 4.93        16,755     2011
                                                                               6.15              6.27        15,854     2010
                                                                               4.69              6.15        15,405     2009
                                                                              10.28              4.69        17,229     2008
                                                                              10.00             10.28        38,696     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 9.37            $ 8.81            --
                                                                                       8.74              9.37            --
                                                                                       6.53              8.74            --
                                                                                      11.11              6.53            --
                                                                                      10.00             11.11            --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $10.95            $11.14            --
                                                                                       8.21             10.95            --
                                                                                       5.95              8.21            --
                                                                                      11.21              5.95            --
                                                                                      10.00             11.21            --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.32            $12.35         8,337
                                                                                      11.03             11.32        10,853
                                                                                      10.25             11.03        17,063
                                                                                      10.66             10.25        15,303
                                                                                      10.00             10.66            --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.59            $ 8.16            --
                                                                                       7.82              8.59            --
                                                                                       6.12              7.82            --
                                                                                       9.94              6.12            --
                                                                                      10.00              9.94            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.32            $10.65        79,118
                                                                                      10.56             11.32        75,808
                                                                                       8.94             10.56        74,744
                                                                                      11.40              8.94        70,469
                                                                                      10.00             11.40        55,572
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.47            $ 8.46            --
                                                                                       7.53              8.47            --
                                                                                       6.09              7.53            --
                                                                                      10.55              6.09            --
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.83            $ 8.40            --
                                                                                       7.05              8.83            --
                                                                                       5.64              7.05            --
                                                                                       9.65              5.64            --
                                                                                      10.00              9.65            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.91            $ 9.42            --
                                                                                       8.35              9.91            --
                                                                                       6.75              8.35            --
                                                                                      11.42              6.75            --
                                                                                      10.00             11.42            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.70            $ 7.12         5,803
   Class 2                                                                             7.84              8.70         5,694
                                                                                       5.82              7.84         6,013
                                                                                      11.57              5.82         6,989
                                                                                      10.00             11.57        14,715
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.60            $10.62            --
                                                                                       9.95             10.60            --
                                                                                       7.06              9.95         4,784
                                                                                       9.92              7.06         5,545
                                                                                      10.00              9.92        11,367
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.06            $12.36            --     2011
                                                                         10.80             12.06            --     2010
                                                                          7.25             10.80            --     2009
                                                                         10.05              7.25            --     2008
                                                                         10.00             10.05            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 9.71            $ 8.20         7,599     2011
                                                                          8.44              9.71         7,691     2010
                                                                          6.70              8.44         5,658     2009
                                                                         11.80              6.70         6,097     2008
                                                                         10.00             11.80            --     2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.62            $ 9.97        19,908     2011
                                                                          9.23             10.62        19,891     2010
                                                                          6.84              9.23        21,359     2009
                                                                         10.63              6.84        25,444     2008
                                                                         10.00             10.63        23,661     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.67            $ 9.18            --     2011
                                                                          8.47              9.67            --     2010
                                                                          6.40              8.47            --     2009
                                                                         11.44              6.40            --     2008
                                                                         10.00             11.44        12,324     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.08            $ 8.62            --     2011
                                                                          7.88              9.08            --     2010
                                                                          5.94              7.88            --     2009
                                                                         10.38              5.94            --     2008
                                                                         10.00             10.38            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.87            $ 7.74            --     2011
                                                                          7.02              7.87            --     2010
                                                                          5.53              7.02            --     2009
                                                                          9.91              5.53            --     2008
                                                                         10.00              9.91        11,320     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.61            $ 8.52            --     2011
                                                                          7.70              8.61            --     2010
                                                                          6.21              7.70            --     2009
                                                                         10.94              6.21            --     2008
                                                                         10.00             10.94            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.60            $ 9.37            --     2011
                                                                          7.94              9.60            --     2010
                                                                          6.35              7.94            --     2009
                                                                         12.35              6.35            --     2008
                                                                         10.00             12.35            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.22            $11.73            --     2011
                                                                         10.68             11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47            --     2008
                                                                         10.00             10.05        11,301     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.47            $ 9.98            --     2011
                                                                          9.14             11.47            --     2010
                                                                          6.69              9.14            --     2009
                                                                         11.35              6.69            --     2008
                                                                         10.00             11.35         4,992     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.26            $ 8.23             --    2011
                                                                                    7.51              9.26             --    2010
                                                                                    4.89              7.51             --    2009
                                                                                   10.28              4.89             --    2008
                                                                                   10.00             10.28             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.14            $10.14        115,292    2011
                                                                                    9.22             10.14        125,613    2010
                                                                                    6.96              9.22        134,660    2009
                                                                                   10.13              6.96        171,757    2008
                                                                                   10.00             10.13        178,023    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 8.15         18,026    2011
                                                                                    7.87              8.48         30,777    2010
                                                                                    6.19              7.87         33,844    2009
                                                                                    9.89              6.19         38,292    2008
                                                                                   10.00              9.89         38,982    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 7.98          7,852    2011
                                                                                    7.61              8.26          8,961    2010
                                                                                    6.18              7.61         15,572    2009
                                                                                   10.06              6.18         16,208    2008
                                                                                   10.00             10.06             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.52            $ 6.83             --    2011
                                                                                    7.17              7.52             --    2010
                                                                                    5.60              7.17             --    2009
                                                                                    9.95              5.60             --    2008
                                                                                   10.00              9.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.40            $ 9.04             --    2011
                                                                                    8.63              9.40             --    2010
                                                                                    7.05              8.63             --    2009
                                                                                   10.76              7.05             --    2008
                                                                                   10.00             10.76             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.47            $10.96             --    2011
                                                                                    9.97             10.47             --    2010
                                                                                    9.46              9.97             --    2009
                                                                                   10.21              9.46             --    2008
                                                                                   10.00             10.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.38            $10.19             --    2011
                                                                                    9.24             11.38             --    2010
                                                                                    6.69              9.24             --    2009
                                                                                   11.02              6.69             --    2008
                                                                                   10.00             11.02          5,110    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.78            $ 9.55             --    2011
                                                                                   10.01              9.78             --    2010
                                                                                   10.23             10.01             --    2009
                                                                                   10.24             10.23             --    2008
                                                                                   10.00             10.24             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.42            $ 9.24             --    2011
                                                                                    8.64              9.42             --    2010
                                                                                    6.38              8.64             --    2009
                                                                                   10.31              6.38             --    2008
                                                                                   10.00             10.31             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $ 8.67            $ 9.30          2,270    2011
                                                                               6.89              8.67          2,894    2010
                                                                               5.19              6.89          3,459    2009
                                                                               8.32              5.19          4,067    2008
                                                                              10.00              8.32             --    2007
----------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                       $ 8.69            $ 8.63             --    2011
                                                                               7.75              8.69             --    2010
                                                                               6.28              7.75             --    2009
                                                                              10.28              6.28             --    2008
                                                                              10.00             10.28          8,175    2007
----------------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                     $ 9.73            $ 9.80             --    2011
                                                                               7.82              9.73             --    2010
                                                                               6.12              7.82             --    2009
                                                                              10.04              6.12             --    2008
                                                                              10.00             10.04             --    2007
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 9.43            $ 8.93        163,406    2011
                                                                               8.83              9.43        171,250    2010
                                                                               7.50              8.83        177,207    2009
                                                                              10.88              7.50        178,315    2008
                                                                              10.00             10.88        155,081    2007
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $ 9.12            $ 8.65             --    2011
                                                                               8.47              9.12             --    2010
                                                                               6.59              8.47             --    2009
                                                                              10.55              6.59             --    2008
                                                                              10.00             10.55             --    2007
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.50            $10.42          1,962    2011
                                                                               9.42             11.50          2,137    2010
                                                                               6.41              9.42             --    2009
                                                                              10.00              6.41             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.72            $ 9.05             --    2011
                                                                               8.94              9.72             --    2010
                                                                               7.00              8.94             --    2009
                                                                              10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.15            $ 8.51          7,363    2011
                                                                               8.59              9.15          8,133    2010
                                                                               7.57              8.59         13,722    2009
                                                                              10.00              7.57         13,291    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.86            $ 9.20             --    2011
                                                                              10.00             10.86             --    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.49            $11.95         17,315    2011
   Shares                                                                     11.19             11.49         21,363    2010
                                                                              10.55             11.19         10,476    2009
                                                                              10.00             10.55          9,380    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.74            $11.68          5,343    2011
   Shares                                                                      9.71             11.74          6,347    2010
                                                                               7.45              9.71         14,792    2009
                                                                              10.00              7.45         16,410    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.79            $11.73         21,330    2011
                                                                              10.27             11.79         25,216    2010
                                                                               7.22             10.27         18,404    2009
                                                                              10.00              7.22         22,337    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                   $10.24            $ 9.25         6,768     2011
                                                                                    8.46             10.24         7,276     2010
                                                                                    6.56              8.46         5,610     2009
                                                                                   10.00              6.56         6,246     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.42            $11.30        53,895     2011
                                                                                   10.82             11.42        56,876     2010
                                                                                    8.82             10.82        59,156     2009
                                                                                   10.76              8.82        63,407     2008
                                                                                   10.00             10.76        66,187     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.82            $ 9.83         4,225     2011
                                                                                   10.40             10.82         4,561     2010
                                                                                    7.30             10.40        13,733     2009
                                                                                   13.42              7.30        16,588     2008
                                                                                   10.00             13.42        10,582     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.11            $ 9.09            --     2011
                                                                                    7.48              9.11            --     2010
                                                                                    5.71              7.48            --     2009
                                                                                    9.84              5.71            --     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.41            $ 7.71            --     2011
   Class I                                                                          7.39              8.41            --     2010
                                                                                    5.85              7.39            --     2009
                                                                                    9.44              5.85            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.92            $ 9.72            --     2011
                                                                                    9.05              9.92            --     2010
                                                                                    6.67              9.05            --     2009
                                                                                   10.83              6.67            --     2008
                                                                                   10.00             10.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.39            $ 8.94            --     2011
                                                                                    8.67              9.39            --     2010
                                                                                    7.01              8.67            --     2009
                                                                                   10.76              7.01            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.47            $ 9.40         9,797     2011
                                                                                    8.85              9.47        10,291     2010
                                                                                    7.70              8.85        10,469     2009
                                                                                   10.15              7.70        10,620     2008
                                                                                   10.00             10.15        12,046     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $10.91            $11.35            --     2011
                                                                                    9.85             10.91            --     2010
                                                                                    7.59              9.85            --     2009
                                                                                   12.50              7.59            --     2008
                                                                                   10.00             12.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 7.27            $ 7.13        11,741     2011
                                                                                    6.61              7.27        12,263     2010
                                                                                    5.56              6.61        12,809     2009
                                                                                   10.11              5.56        13,589     2008
                                                                                   10.00             10.11        12,120     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.85            $ 8.52            --     2011
                                                                                  8.30              8.85            --     2010
                                                                                  5.90              8.30            --     2009
                                                                                 11.12              5.90            --     2008
                                                                                 10.00             11.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.26            $ 8.27         7,522     2011
                                                                                  8.20              9.26         7,989     2010
                                                                                  6.03              8.20         8,633     2009
                                                                                 10.34              6.03        10,133     2008
                                                                                 10.00             10.34            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.63            $ 8.40        29,762     2011
                                                                                  7.63              8.63        34,354     2010
                                                                                  6.11              7.63        21,592     2009
                                                                                 10.19              6.11        23,345     2008
                                                                                 10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.34            $ 8.91        13,993     2011
                                                                                  7.78              9.34        15,826     2010
                                                                                  5.82              7.78         3,065     2009
                                                                                  9.61              5.82         3,583     2008
                                                                                 10.00              9.61         8,738     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.22            $ 8.09            --     2011
                                                                                  6.62              8.22            --     2010
                                                                                  5.12              6.62            --     2009
                                                                                 10.33              5.12            --     2008
                                                                                 10.00             10.33            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.37            $11.32            --     2011
                                                                                 10.31             11.37            --     2010
                                                                                  8.69             10.31            --     2009
                                                                                 10.58              8.69            --     2008
                                                                                 10.00             10.58            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.54            $11.65         5,351     2011
                                                                                 10.33             11.54         6,408     2010
                                                                                  7.54             10.33         4,608     2009
                                                                                 10.09              7.54         5,502     2008
                                                                                 10.00             10.09            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.41            $15.49            --     2011
                                                                                 11.39             12.41            --     2010
                                                                                 12.20             11.39         4,086     2009
                                                                                 10.65             12.20         3,241     2008
                                                                                 10.00             10.65        10,799     2007
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.59            $11.44        21,650     2011
                                                                                 11.27             11.59        25,438     2010
                                                                                 10.19             11.27        33,433     2009
                                                                                 10.48             10.19        31,194     2008
                                                                                 10.00             10.48        64,876     2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.74            $12.89        16,089     2011
                                                                                 12.07             12.74        19,329     2010
                                                                                 10.83             12.07         9,740     2009
                                                                                 10.59             10.83         9,149     2008
                                                                                 10.00             10.59        10,764     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.20            $11.18            --     2011
                                                                  9.68             11.20            --     2010
                                                                  6.52              9.68            --     2009
                                                                 11.50              6.52            --     2008
                                                                 10.00             11.50            --     2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.27            $ 9.58            --     2011
                                                                  9.79             10.27            --     2010
                                                                  6.37              9.79            --     2009
                                                                 10.77              6.37            --     2008
                                                                 10.00             10.77        10,404     2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $10.04            $ 9.80            --     2011
                                                                  9.23             10.04            --     2010
                                                                  6.64              9.23            --     2009
                                                                 10.90              6.64            --     2008
                                                                 10.00             10.90            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $14.73            $11.60            --     2011
                                                                 11.83             14.73            --     2010
                                                                  6.87             11.83         2,024     2009
                                                                 15.02              6.87         3,067     2008
                                                                 10.00             15.02         1,936     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.55            $11.58            --     2011
                                                                 10.00             12.55            --     2010
---------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.05            $6.72              --    2011
                                                                               6.69             7.05              --    2010
                                                                               4.60             6.69              --    2009
                                                                               9.70             4.60              --    2008
                                                                              10.00             9.70              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.48            $6.79              --    2011
                                                                               6.58             7.48              --    2010
                                                                               5.51             6.58              --    2009
                                                                               9.72             5.51              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.11            $8.97          11,478    2011
                                                                               8.44             9.11          11,397    2010
                                                                               6.67             8.44          11,951    2009
                                                                               9.69             6.67           9,502    2008
                                                                              10.00             9.69              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.34            $7.65         201,111    2011
                                                                               7.52             8.34         209,536    2010
                                                                               5.65             7.52         280,136    2009
                                                                               9.65             5.65         192,612    2008
                                                                              10.00             9.65          12,960    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.67            $8.37          20,404    2011
                                                                               7.61             8.67          21,261    2010
                                                                               6.01             7.61          22,831    2009
                                                                               9.50             6.01          18,625    2008
                                                                              10.00             9.50          10,058    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.88            $9.61           3,672    2011
                                                                               8.95             9.88           3,754    2010
                                                                               7.41             8.95           3,867    2009
                                                                               9.73             7.41           3,111    2008
                                                                              10.00             9.73              --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.97            $8.57         280,159    2011
                                                                               8.25             8.97         310,513    2010
                                                                               6.73             8.25         330,405    2009
                                                                               9.78             6.73         260,150    2008
                                                                              10.00             9.78           8,854    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.97            $6.77           2,596    2011
                                                                               7.68             8.97           2,270    2010
                                                                               5.09             7.68           1,525    2009
                                                                               9.82             5.09              --    2008
                                                                              10.00             9.82              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.49            $7.83           2,221    2011
                                                                               6.74             7.49           2,548    2010
                                                                               5.68             6.74           1,982    2009
                                                                               9.72             5.68              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.96            $4.73         485,512    2011
                                                                               5.80             5.96         433,407    2010
                                                                               4.38             5.80         387,597    2009
                                                                               9.52             4.38         285,423    2008
                                                                              10.00             9.52          30,899    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 8.49            $ 8.05              --
                                                                                       7.84              8.49              --
                                                                                       5.80              7.84              --
                                                                                       9.79              5.80              --
                                                                                      10.00              9.79              --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $ 9.79            $10.05           2,584
                                                                                       7.27              9.79           2,757
                                                                                       5.22              7.27           2,683
                                                                                       9.75              5.22           1,244
                                                                                      10.00              9.75              --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.09            $12.21         294,481
                                                                                      10.70             11.09         355,792
                                                                                       9.85             10.70         531,985
                                                                                      10.16              9.85         300,237
                                                                                      10.00             10.16              --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.57            $ 8.21          12,118
                                                                                       7.73              8.57          19,573
                                                                                       5.99              7.73          28,596
                                                                                       9.63              5.99           8,417
                                                                                      10.00              9.63              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.10            $ 9.59       1,531,837
                                                                                       9.34             10.10       1,642,779
                                                                                       7.84              9.34       1,350,901
                                                                                       9.90              7.84       1,065,672
                                                                                      10.00              9.90          25,018
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.03            $ 8.10              --
                                                                                       7.08              8.03              --
                                                                                       5.68              7.08              --
                                                                                       9.74              5.68              --
                                                                                      10.00              9.74              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 9.11            $ 8.74           2,981
                                                                                       7.20              9.11           3,000
                                                                                       5.71              7.20           3,336
                                                                                       9.69              5.71             467
                                                                                      10.00              9.69              --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 8.67            $ 8.32          34,801
                                                                                       7.23              8.67          41,226
                                                                                       5.80              7.23          40,567
                                                                                       9.71              5.80          27,284
                                                                                      10.00              9.71              --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.46            $ 6.16         194,254
   Class 2                                                                             6.65              7.46         180,556
                                                                                       4.89              6.65         207,397
                                                                                       9.64              4.89         157,467
                                                                                      10.00              9.64          12,975
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.00            $11.12          12,407
                                                                                      10.23             11.00          11,262
                                                                                       7.19             10.23         145,432
                                                                                      10.02              7.19         101,488
                                                                                      10.00             10.02           9,409
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.33            $12.75          1,611    2011
                                                                         10.94             12.33          5,586    2010
                                                                          7.28             10.94          8,098    2009
                                                                          9.99              7.28          2,334    2008
                                                                         10.00              9.99             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.32            $ 7.10        282,189    2011
                                                                          7.17              8.32        267,591    2010
                                                                          5.64              7.17        163,810    2009
                                                                          9.85              5.64        115,706    2008
                                                                         10.00              9.85             --    2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.09            $ 9.56        234,424    2011
                                                                          8.69             10.09        241,910    2010
                                                                          6.38              8.69        240,718    2009
                                                                          9.83              6.38        185,381    2008
                                                                         10.00              9.83         16,206    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.51            $ 8.16        135,883    2011
                                                                          7.39              8.51        119,573    2010
                                                                          5.53              7.39        121,212    2009
                                                                          9.80              5.53         78,832    2008
                                                                         10.00              9.80         11,502    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.42            $ 8.07             --    2011
                                                                          7.24              8.42             --    2010
                                                                          5.41              7.24             --    2009
                                                                          9.36              5.41             --    2008
                                                                         10.00              9.36             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.88            $ 7.81         10,898    2011
                                                                          6.95              7.88         11,381    2010
                                                                          5.43              6.95         11,450    2009
                                                                          9.64              5.43          7,911    2008
                                                                         10.00              9.64          9,400    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.87            $ 7.86         15,894    2011
                                                                          6.97              7.87          6,677    2010
                                                                          5.57              6.97          8,011    2009
                                                                          9.73              5.57          1,015    2008
                                                                         10.00              9.73             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.77            $ 7.65             --    2011
                                                                          6.36              7.77             --    2010
                                                                          5.05              6.36             --    2009
                                                                          9.72              5.05             --    2008
                                                                         10.00              9.72             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.58            $12.21         58,845    2011
                                                                         10.92             11.58         70,516    2010
                                                                          9.60             10.92         55,016    2009
                                                                         10.09              9.60         16,485    2008
                                                                         10.00             10.09          9,352    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $10.16            $ 8.92         11,688    2011
                                                                          8.02             10.16          6,884    2010
                                                                          5.82              8.02          7,295    2009
                                                                          9.78              5.82          4,945    2008
                                                                         10.00              9.78          3,464    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.90            $ 7.98             259   2011
                                                                                    7.15              8.90             242   2010
                                                                                    4.62              7.15             274   2009
                                                                                    9.61              4.62              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.15            $10.24       1,139,779   2011
                                                                                    9.14             10.15       1,233,891   2010
                                                                                    6.84              9.14       1,271,124   2009
                                                                                    9.87              6.84       1,396,754   2008
                                                                                   10.00              9.87          25,587   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.32         618,808   2011
                                                                                    7.89              8.58         659,814   2010
                                                                                    6.15              7.89         669,921   2009
                                                                                    9.73              6.15         683,866   2008
                                                                                   10.00              9.73          42,614   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.17            $ 7.97         274,842   2011
                                                                                    7.46              8.17         291,691   2010
                                                                                    6.00              7.46         407,646   2009
                                                                                    9.68              6.00         269,672   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.49            $ 6.87          35,589   2011
                                                                                    7.08              7.49          35,231   2010
                                                                                    5.48              7.08          31,901   2009
                                                                                    9.64              5.48          17,240   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.82            $ 8.55          22,882   2011
                                                                                    8.02              8.82          23,006   2010
                                                                                    6.49              8.02          20,035   2009
                                                                                    9.82              6.49          10,238   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.66            $11.26           5,001   2011
                                                                                   10.05             10.66           5,484   2010
                                                                                    9.46             10.05           5,304   2009
                                                                                   10.11              9.46           4,639   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.36            $ 9.36           9,482   2011
                                                                                    8.33             10.36           9,226   2010
                                                                                    5.97              8.33          13,741   2009
                                                                                    9.75              5.97          19,183   2008
                                                                                   10.00              9.75           3,462   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.83            $ 9.69          38,962   2011
                                                                                    9.97              9.83          23,283   2010
                                                                                   10.09              9.97         108,379   2009
                                                                                   10.02             10.09          52,897   2008
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.76            $ 9.61              --   2011
                                                                                    9.90              9.76           5,119   2010
                                                                                   10.02              9.90         134,335   2009
                                                                                   10.00             10.02         370,061   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.19            $ 9.10              --
                                                                                     8.36              9.19              --
                                                                                     6.11              8.36              --
                                                                                     9.79              6.11              --
                                                                                    10.00              9.79              --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 9.66            $10.45          74,080
                                                                                     7.60              9.66          87,743
                                                                                     5.68              7.60         107,919
                                                                                     9.01              5.68          79,918
                                                                                    10.00              9.01              --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.42            $ 8.44             770
                                                                                     7.44              8.42           1,055
                                                                                     5.98              7.44           1,850
                                                                                     9.69              5.98           1,935
                                                                                    10.00              9.69           7,093
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.59            $ 9.75           1,362
                                                                                     7.63              9.59           1,528
                                                                                     5.92              7.63           1,852
                                                                                     9.62              5.92           1,209
                                                                                    10.00              9.62              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 8.75            $ 8.36       2,210,597
                                                                                     8.12              8.75       2,306,034
                                                                                     6.83              8.12       2,337,061
                                                                                     9.82              6.83       1,966,790
                                                                                    10.00              9.82          50,433
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 8.68            $ 8.31          14,308
                                                                                     7.99              8.68          13,952
                                                                                     6.16              7.99          14,058
                                                                                     9.77              6.16          14,239
                                                                                    10.00              9.77              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.74            $10.74          70,312
                                                                                     9.53             11.74          72,045
                                                                                     6.43              9.53           1,120
                                                                                    10.00              6.43              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.93            $ 9.33          21,940
                                                                                     9.05              9.93          16,900
                                                                                     7.02              9.05          20,862
                                                                                    10.00              7.02          14,161
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.35            $ 8.77         245,898
                                                                                     8.69              9.35         250,193
                                                                                     7.59              8.69         356,474
                                                                                    10.00              7.59         221,263
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.93            $ 9.35          15,630
                                                                                    10.00             10.93          14,744
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.74            $12.32         616,988
                                                                                    11.33             11.74         713,331
                                                                                    10.58             11.33         311,013
                                                                                    10.00             10.58         172,237
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.99            $12.04         161,019
                                                                                     9.82             11.99         179,357
                                                                                     7.47              9.82         364,217
                                                                                    10.00              7.47         264,788
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $12.04            $12.10        651,167    2011
                                                                                   10.40             12.04        720,021    2010
                                                                                    7.24             10.40        475,931    2009
                                                                                   10.00              7.24        371,463    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                   $10.46            $ 9.54        206,244    2011
                                                                                    8.57             10.46        208,187    2010
                                                                                    6.58              8.57        127,847    2009
                                                                                   10.00              6.58         92,234    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.74            $10.73        192,196    2011
                                                                                   10.08             10.74        199,992    2010
                                                                                    8.14             10.08        133,626    2009
                                                                                    9.84              8.14         69,421    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.23            $ 7.55        195,340    2011
                                                                                    7.84              8.23        197,611    2010
                                                                                    5.45              7.84        456,768    2009
                                                                                    9.93              5.45        360,190    2008
                                                                                   10.00              9.93         10,373    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.24            $ 9.30             --    2011
                                                                                    7.52              9.24             --    2010
                                                                                    5.69              7.52             --    2009
                                                                                    9.71              5.69             --    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.87            $ 8.20             --    2011
   Class I                                                                          7.72              8.87             --    2010
                                                                                    6.05              7.72             --    2009
                                                                                    9.68              6.05             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.21            $ 9.11             --    2011
                                                                                    8.33              9.21             --    2010
                                                                                    6.08              8.33             --    2009
                                                                                    9.79              6.08             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.73            $ 8.40             --    2011
                                                                                    7.99              8.73             --    2010
                                                                                    6.41              7.99             --    2009
                                                                                    9.74              6.41             --    2008
                                                                                   10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.45            $ 9.46        139,469    2011
                                                                                    8.74              9.45        161,570    2010
                                                                                    7.54              8.74        155,097    2009
                                                                                    9.84              7.54         97,336    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 8.83            $ 9.27         11,055    2011
                                                                                    7.89              8.83         13,785    2010
                                                                                    6.03              7.89          8,858    2009
                                                                                    9.83              6.03          6,137    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.27            $ 7.19          97,631   2011
                                                                                  6.55              7.27         107,188   2010
                                                                                  5.46              6.55         121,074   2009
                                                                                  9.83              5.46          84,955   2008
                                                                                 10.00              9.83           1,269   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.94            $ 7.72           8,999   2011
                                                                                  7.38              7.94           9,867   2010
                                                                                  5.20              7.38          12,090   2009
                                                                                  9.71              5.20          12,421   2008
                                                                                 10.00              9.71              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.92            $ 8.05         319,283   2011
                                                                                  7.83              8.92         318,345   2010
                                                                                  5.70              7.83         277,388   2009
                                                                                  9.69              5.70         190,335   2008
                                                                                 10.00              9.69              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.43            $ 8.28         942,168   2011
                                                                                  7.39              8.43       1,017,165   2010
                                                                                  5.86              7.39         574,160   2009
                                                                                  9.68              5.86         406,211   2008
                                                                                 10.00              9.68              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.63            $ 9.26         425,782   2011
                                                                                  7.94              9.63         453,734   2010
                                                                                  5.89              7.94         106,076   2009
                                                                                  9.63              5.89          80,413   2008
                                                                                 10.00              9.63           6,447   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.87            $ 7.82              --   2011
                                                                                  6.28              7.87              --   2010
                                                                                  4.82              6.28              --   2009
                                                                                  9.63              4.82              --   2008
                                                                                 10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.03            $11.08          15,253   2011
                                                                                  9.91             11.03           3,197   2010
                                                                                  8.28              9.91           3,143   2009
                                                                                  9.99              8.28              --   2008
                                                                                 10.00              9.99              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.79            $12.00         183,929   2011
                                                                                 10.45             11.79         212,099   2010
                                                                                  7.56             10.45         147,150   2009
                                                                                 10.03              7.56         103,926   2008
                                                                                 10.00             10.03              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.26            $15.44          22,162   2011
                                                                                 11.15             12.26          28,440   2010
                                                                                 11.83             11.15         153,895   2009
                                                                                 10.23             11.83          76,122   2008
                                                                                 10.00             10.23           9,237   2007
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.45            $11.41       1,005,154   2011
                                                                                 11.04             11.45       1,033,630   2010
                                                                                  9.88             11.04       1,094,200   2009
                                                                                 10.07              9.88         624,626   2008
                                                                                 10.00             10.07          56,214   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.52            $12.79        790,414    2011
                                                                 11.75             12.52        865,397    2010
                                                                 10.46             11.75        538,405    2009
                                                                 10.13             10.46        281,905    2008
                                                                 10.00             10.13          9,324    2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.76            $ 9.83             --    2011
                                                                  8.36              9.76             --    2010
                                                                  5.58              8.36             --    2009
                                                                  9.75              5.58             --    2008
                                                                 10.00              9.75             --    2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.46            $ 8.90          7,513    2011
                                                                  8.94              9.46          7,334    2010
                                                                  5.76              8.94          6,506    2009
                                                                  9.65              5.76          6,306    2008
                                                                 10.00              9.65          8,704    2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.26            $ 9.12             --    2011
                                                                  8.43              9.26             --    2010
                                                                  6.01              8.43             --    2009
                                                                  9.77              6.01             --    2008
                                                                 10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.21            $ 8.11         63,556    2011
                                                                  8.13             10.21         62,168    2010
                                                                  4.67              8.13        102,482    2009
                                                                 10.13              4.67         85,524    2008
                                                                 10.00             10.13          1,853    2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.61            $11.74            261    2011
                                                                 10.00             12.61            255    2010
---------------------------------------------------------------------------------------------------------------

    LIFETIME INCOME PLUS 2008 WITH ENHANCED PAYMENT BENEFIT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.02            $6.68             --     2011
                                                                               6.67             7.02             --     2010
                                                                               4.59             6.67             --     2009
                                                                               9.70             4.59             --     2008
                                                                              10.00             9.70             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.45            $6.75             --     2011
                                                                               6.55             7.45             --     2010
                                                                               5.50             6.55             --     2009
                                                                               9.72             5.50             --     2008
                                                                              10.00             9.72             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.07            $8.92             --     2011
                                                                               8.41             9.07             --     2010
                                                                               6.66             8.41             --     2009
                                                                               9.69             6.66             --     2008
                                                                              10.00             9.69             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.30            $7.60         13,667     2011
                                                                               7.49             8.30         14,986     2010
                                                                               5.64             7.49         22,770     2009
                                                                               9.65             5.64         19,867     2008
                                                                              10.00             9.65             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.63            $8.32          3,156     2011
                                                                               7.58             8.63          3,226     2010
                                                                               6.00             7.58          3,492     2009
                                                                               9.50             6.00          3,758     2008
                                                                              10.00             9.50             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.83            $9.55          1,261     2011
                                                                               8.92             9.83          1,356     2010
                                                                               7.40             8.92          1,374     2009
                                                                               9.73             7.40            718     2008
                                                                              10.00             9.73             --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.93            $8.52         14,885     2011
                                                                               8.22             8.93         14,963     2010
                                                                               6.72             8.22         15,124     2009
                                                                               9.78             6.72         15,077     2008
                                                                              10.00             9.78             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.93            $6.73             --     2011
                                                                               7.65             8.93             --     2010
                                                                               5.08             7.65             --     2009
                                                                               9.82             5.08             --     2008
                                                                              10.00             9.82             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.46            $7.78          1,054     2011
                                                                               6.72             7.46          1,219     2010
                                                                               5.67             6.72            344     2009
                                                                               9.72             5.67             --     2008
                                                                              10.00             9.72             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.94            $4.71         33,342     2011
                                                                               5.78             5.94         33,576     2010
                                                                               4.37             5.78         35,736     2009
                                                                               9.52             4.37         30,908     2008
                                                                              10.00             9.52             --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 8.45            $ 8.00             --
                                                                                       7.82              8.45             --
                                                                                       5.79              7.82             --
                                                                                       9.78              5.79             --
                                                                                      10.00              9.78             --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $ 9.74            $ 9.99            618
                                                                                       7.25              9.74            711
                                                                                       5.22              7.25             52
                                                                                       9.75              5.22             57
                                                                                      10.00              9.75             --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.03            $12.13         20,927
                                                                                      10.67             11.03         24,586
                                                                                       9.84             10.67         32,659
                                                                                      10.16              9.84         17,788
                                                                                      10.00             10.16             --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.53            $ 8.16            718
                                                                                       7.70              8.53            745
                                                                                       5.98              7.70            754
                                                                                       9.63              5.98             --
                                                                                      10.00              9.63             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.05            $ 9.53        113,460
                                                                                       9.31             10.05        119,528
                                                                                       7.82              9.31        143,775
                                                                                       9.90              7.82        141,990
                                                                                      10.00              9.90             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.00            $ 8.05             --
                                                                                       7.06              8.00             --
                                                                                       5.67              7.06             --
                                                                                       9.74              5.67             --
                                                                                      10.00              9.74             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 9.07            $ 8.69             --
                                                                                       7.18              9.07             --
                                                                                       5.70              7.18             --
                                                                                       9.68              5.70             --
                                                                                      10.00              9.68             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 8.63            $ 8.26          5,129
                                                                                       7.21              8.63          4,975
                                                                                       5.79              7.21             --
                                                                                       9.71              5.79             --
                                                                                      10.00              9.71             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.42            $ 6.12         12,763
   Class 2                                                                             6.63              7.42         13,308
                                                                                       4.89              6.63         17,966
                                                                                       9.64              4.89         16,133
                                                                                      10.00              9.64             --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.95            $11.05          1,666
                                                                                      10.20             10.95          1,749
                                                                                       7.18             10.20          8,825
                                                                                      10.02              7.18          5,988
                                                                                      10.00             10.02             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.27            $12.67           460     2011
                                                                         10.90             12.27           519     2010
                                                                          7.27             10.90           538     2009
                                                                          9.99              7.27            --     2008
                                                                         10.00              9.99            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.29            $ 7.05        19,228     2011
                                                                          7.15              8.29        19,229     2010
                                                                          5.63              7.15        13,418     2009
                                                                          9.85              5.63        10,967     2008
                                                                         10.00              9.85            --     2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.04            $ 9.50         2,715     2011
                                                                          8.67             10.04         2,782     2010
                                                                          6.37              8.67         3,020     2009
                                                                          9.83              6.37         3,154     2008
                                                                         10.00              9.83            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.47            $ 8.11         4,928     2011
                                                                          7.37              8.47         4,975     2010
                                                                          5.53              7.37         5,307     2009
                                                                          9.80              5.53         4,929     2008
                                                                         10.00              9.80            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.38            $ 8.02           308     2011
                                                                          7.22              8.38           314     2010
                                                                          5.40              7.22           365     2009
                                                                          9.36              5.40           464     2008
                                                                         10.00              9.36            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.84            $ 7.77         3,016     2011
                                                                          6.93              7.84         3,316     2010
                                                                          5.42              6.93         1,672     2009
                                                                          9.64              5.42            --     2008
                                                                         10.00              9.64            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.83            $ 7.81           714     2011
                                                                          6.95              7.83           688     2010
                                                                          5.56              6.95           632     2009
                                                                          9.73              5.56           203     2008
                                                                         10.00              9.73            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.73            $ 7.61            --     2011
                                                                          6.34              7.73            --     2010
                                                                          5.04              6.34            --     2009
                                                                          9.72              5.04            --     2008
                                                                         10.00              9.72            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.52            $12.14           838     2011
                                                                         10.89             11.52           924     2010
                                                                          9.58             10.89           858     2009
                                                                         10.09              9.58           245     2008
                                                                         10.00             10.09            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $10.11            $ 8.87         3,007     2011
                                                                          7.99             10.11         2,744     2010
                                                                          5.81              7.99            --     2009
                                                                          9.78              5.81            --     2008
                                                                         10.00              9.78            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.86            $ 7.93         2,836     2011
                                                                                    7.13              8.86         2,597     2010
                                                                                    4.61              7.13           162     2009
                                                                                    9.61              4.61            --     2008
                                                                                   10.00              9.61            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.10            $10.18        17,586     2011
                                                                                    9.11             10.10        18,375     2010
                                                                                    6.83              9.11        18,953     2009
                                                                                    9.87              6.83        20,657     2008
                                                                                   10.00              9.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.54            $ 8.27        30,674     2011
                                                                                    7.87              8.54        31,149     2010
                                                                                    6.14              7.87        31,492     2009
                                                                                    9.73              6.14        32,714     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.13            $ 7.92        18,902     2011
                                                                                    7.43              8.13        21,193     2010
                                                                                    5.99              7.43        34,960     2009
                                                                                    9.68              5.99        27,592     2008
                                                                                   10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.46            $ 6.83         9,535     2011
                                                                                    7.06              7.46         9,034     2010
                                                                                    5.47              7.06         1,328     2009
                                                                                    9.64              5.47           397     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.78            $ 8.50            --     2011
                                                                                    7.99              8.78            --     2010
                                                                                    6.48              7.99            --     2009
                                                                                    9.82              6.48            --     2008
                                                                                   10.00              9.82            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.61            $11.19         3,770     2011
                                                                                   10.02             10.61         4,227     2010
                                                                                    9.44             10.02         4,334     2009
                                                                                   10.11              9.44         4,005     2008
                                                                                   10.00             10.11            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.31            $ 9.30            --     2011
                                                                                    8.30             10.31            --     2010
                                                                                    5.97              8.30            --     2009
                                                                                    9.75              5.97            --     2008
                                                                                   10.00              9.75            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.78            $ 9.63        13,588     2011
                                                                                    9.94              9.78        15,531     2010
                                                                                   10.08              9.94            --     2009
                                                                                   10.02             10.08            --     2008
                                                                                   10.00             10.02            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.72            $ 9.56            --     2011
                                                                                    9.87              9.72            --     2010
                                                                                   10.01              9.87           758     2009
                                                                                   10.00             10.01        31,313     2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.15            $ 9.05            --
                                                                                     8.33              9.15            --
                                                                                     6.10              8.33            --
                                                                                     9.79              6.10            --
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 9.61            $10.39         6,791
                                                                                     7.58              9.61         7,737
                                                                                     5.67              7.58        10,643
                                                                                     9.01              5.67        10,390
                                                                                    10.00              9.01            --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.38            $ 8.38            --
                                                                                     7.41              8.38            --
                                                                                     5.97              7.41            --
                                                                                     9.69              5.97            --
                                                                                    10.00              9.69            --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.54            $ 9.69            --
                                                                                     7.61              9.54            --
                                                                                     5.91              7.61            --
                                                                                     9.62              5.91            --
                                                                                    10.00              9.62            --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 8.71            $ 8.30        44,817
                                                                                     8.09              8.71        64,386
                                                                                     6.82              8.09        72,824
                                                                                     9.81              6.82        68,602
                                                                                    10.00              9.81            --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 8.64            $ 8.25           599
                                                                                     7.96              8.64           610
                                                                                     6.15              7.96           659
                                                                                     9.77              6.15           813
                                                                                    10.00              9.77            --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.70            $10.69         5,074
                                                                                     9.51             11.70         4,977
                                                                                     6.43              9.51            --
                                                                                    10.00              6.43            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.89            $ 9.28           751
                                                                                     9.03              9.89           793
                                                                                     7.02              9.03           129
                                                                                    10.00              7.02            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.32            $ 8.73        15,720
                                                                                     8.68              9.32        17,128
                                                                                     7.59              8.68        35,480
                                                                                    10.00              7.59        24,391
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.92            $ 9.32            --
                                                                                    10.00             10.92            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.69            $12.25        45,714
                                                                                    11.30             11.69        44,937
                                                                                    10.58             11.30        18,448
                                                                                    10.00             10.58         9,533
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.95            $11.98        11,281
                                                                                     9.80             11.95        13,237
                                                                                     7.46              9.80        33,994
                                                                                    10.00              7.46        29,063
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $12.00            $12.03        45,276     2011
                                                                                   10.37             12.00        52,892     2010
                                                                                    7.24             10.37        43,337     2009
                                                                                   10.00              7.24        40,433     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                   $10.42            $ 9.49        14,324     2011
                                                                                    8.55             10.42        15,256     2010
                                                                                    6.57              8.55        11,074     2009
                                                                                   10.00              6.57         9,209     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.69            $10.66         7,608     2011
                                                                                   10.05             10.69         7,362     2010
                                                                                    8.13             10.05         4,952     2009
                                                                                    9.84              8.13         2,253     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.19            $ 7.50        13,962     2011
                                                                                    7.82              8.19        13,522     2010
                                                                                    5.44              7.82        42,169     2009
                                                                                    9.93              5.44        39,690     2008
                                                                                   10.00              9.93            --     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.20            $ 9.25            --     2011
                                                                                    7.50              9.20            --     2010
                                                                                    5.68              7.50            --     2009
                                                                                    9.71              5.68            --     2008
                                                                                   10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.82            $ 8.15            --     2011
   Class I                                                                          7.69              8.82            --     2010
                                                                                    6.04              7.69            --     2009
                                                                                    9.68              6.04            --     2008
                                                                                   10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.17            $ 9.05            --     2011
                                                                                    8.31              9.17            --     2010
                                                                                    6.07              8.31            --     2009
                                                                                    9.79              6.07            --     2008
                                                                                   10.00              9.79            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.69            $ 8.35            --     2011
                                                                                    7.97              8.69            --     2010
                                                                                    6.40              7.97            --     2009
                                                                                    9.74              6.40            --     2008
                                                                                   10.00              9.74            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.40            $ 9.40         3,713     2011
                                                                                    8.72              9.40         3,973     2010
                                                                                    7.52              8.72         8,213     2009
                                                                                    9.84              7.52         2,585     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 8.79            $ 9.21         2,925     2011
                                                                                    7.87              8.79         3,204     2010
                                                                                    6.02              7.87         3,429     2009
                                                                                    9.83              6.02         3,859     2008
                                                                                   10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.24            $ 7.15         7,238     2011
                                                                                  6.53              7.24         7,640     2010
                                                                                  5.46              6.53         7,983     2009
                                                                                  9.83              5.46         7,516     2008
                                                                                 10.00              9.83            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.90            $ 7.67           514     2011
                                                                                  7.36              7.90           526     2010
                                                                                  5.19              7.36           518     2009
                                                                                  9.70              5.19           223     2008
                                                                                 10.00              9.70            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.88            $ 8.00        24,771     2011
                                                                                  7.80              8.88        25,096     2010
                                                                                  5.69              7.80        21,814     2009
                                                                                  9.69              5.69        19,637     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.39            $ 8.23        66,935     2011
                                                                                  7.36              8.39        76,165     2010
                                                                                  5.85              7.36        54,011     2009
                                                                                  9.68              5.85        45,295     2008
                                                                                 10.00              9.68            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.58            $ 9.21        29,526     2011
                                                                                  7.91              9.58        32,978     2010
                                                                                  5.88              7.91         9,132     2009
                                                                                  9.63              5.88         8,772     2008
                                                                                 10.00              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.83            $ 7.77            --     2011
                                                                                  6.26              7.83            --     2010
                                                                                  4.81              6.26            --     2009
                                                                                  9.63              4.81            --     2008
                                                                                 10.00              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $10.98            $11.01            --     2011
                                                                                  9.87             10.98            --     2010
                                                                                  8.26              9.87            --     2009
                                                                                  9.99              8.26            --     2008
                                                                                 10.00              9.99            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.73            $11.93        12,387     2011
                                                                                 10.42             11.73        13,330     2010
                                                                                  7.55             10.42         9,343     2009
                                                                                 10.03              7.55         6,171     2008
                                                                                 10.00             10.03            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.20            $15.35         2,909     2011
                                                                                 11.11             12.20         3,559     2010
                                                                                 11.81             11.11         7,744     2009
                                                                                 10.23             11.81         3,820     2008
                                                                                 10.00             10.23            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.40            $11.34        69,672     2011
                                                                                 11.00             11.40        61,274     2010
                                                                                  9.87             11.00        64,714     2009
                                                                                 10.07              9.87        35,866     2008
                                                                                 10.00             10.07            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.46            $12.71        48,635     2011
                                                                 11.72             12.46        46,937     2010
                                                                 10.44             11.72        20,829     2009
                                                                 10.13             10.44        11,822     2008
                                                                 10.00             10.13            --     2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.71            $ 9.77            --     2011
                                                                  8.33              9.71            --     2010
                                                                  5.57              8.33            --     2009
                                                                  9.75              5.57            --     2008
                                                                 10.00              9.75            --     2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.41            $ 8.84            --     2011
                                                                  8.91              9.41            --     2010
                                                                  5.75              8.91            --     2009
                                                                  9.65              5.75            --     2008
                                                                 10.00              9.65            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.22            $ 9.06            --     2011
                                                                  8.40              9.22            --     2010
                                                                  6.00              8.40            --     2009
                                                                  9.77              6.00            --     2008
                                                                 10.00              9.77            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.16            $ 8.06         2,624     2011
                                                                  8.10             10.16         2,127     2010
                                                                  4.67              8.10         6,536     2009
                                                                 10.13              4.67         7,103     2008
                                                                 10.00             10.13            --     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.71           499     2011
                                                                 10.00             12.60           504     2010
---------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.85            $11.28         36,950    2011
                                                                           11.24             11.85         49,027    2010
                                                                            7.72             11.24         52,766    2009
                                                                           16.29              7.72         60,173    2008
                                                                           16.31             16.29         57,950    2007
                                                                           14.65             16.31         63,945    2006
                                                                           14.10             14.65         60,581    2005
                                                                           12.91             14.10         45,211    2004
                                                                           10.00             12.91             --    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.52            $ 7.73          3,845    2011
                                                                            7.48              8.52          3,946    2010
                                                                            6.27              7.48          4,618    2009
                                                                           11.07              6.27          5,238    2008
                                                                           10.03             11.07          7,896    2007
                                                                            9.57             10.03          7,854    2006
                                                                            8.92              9.57         11,285    2005
                                                                            8.49              8.92         11,260    2004
                                                                            6.65              8.49             --    2003
                                                                            8.92              6.65             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.82            $10.66          2,396    2011
                                                                           10.02             10.82          3,057    2010
                                                                            7.93             10.02          1,291    2009
                                                                           11.52              7.93            344    2008
                                                                           10.81             11.52          2,003    2007
                                                                           10.00             10.81          2,018    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.15            $13.89        119,738    2011
                                                                           13.65             15.15        113,968    2010
                                                                           10.27             13.65        111,983    2009
                                                                           17.52             10.27         90,443    2008
                                                                           15.54             17.52         90,871    2007
                                                                           12.33             15.54         54,227    2006
                                                                           10.63             12.33         18,259    2005
                                                                           10.00             10.63          9,724    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.71            $ 9.88          5,813    2011
                                                                            9.09             10.71         18,475    2010
                                                                            5.57              9.09         20,808    2009
                                                                           11.10              5.57         25,949    2008
                                                                            9.66             11.10         25,278    2007
                                                                            9.55              9.66         19,718    2006
                                                                            9.00              9.55          4,174    2005
                                                                            8.56              9.00          3,817    2004
                                                                            7.19              8.56             --    2003
                                                                           10.00              7.19             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.37            $11.94        107,255    2011
                                                                           10.85             12.37        136,550    2010
                                                                            8.58             10.85        149,063    2009
                                                                           13.56              8.58        154,956    2008
                                                                           14.08             13.56        214,590    2007
                                                                           12.32             14.08        162,912    2006
                                                                           12.00             12.32        112,057    2005
                                                                           10.37             12.00         34,739    2004
                                                                            8.05             10.37             --    2003
                                                                           10.00              8.05             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.91            $ 9.64             --    2011
                                                                               8.97              9.91             --    2010
                                                                               7.43              8.97             --    2009
                                                                               9.76              7.43             --    2008
                                                                              10.00              9.76             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.35            $ 8.93         15,110    2011
                                                                               8.60              9.35         18,163    2010
                                                                               7.01              8.60         20,243    2009
                                                                              10.19              7.01         21,710    2008
                                                                              10.00             10.19          4,936    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $16.08            $12.13          4,336    2011
                                                                              13.76             16.08          9,755    2010
                                                                               9.11             13.76         14,169    2009
                                                                              17.60              9.11         14,989    2008
                                                                              14.90             17.60         20,222    2007
                                                                              13.95             14.90         18,653    2006
                                                                              13.65             13.95          8,311    2005
                                                                              13.18             13.65          7,471    2004
                                                                              10.00             13.18             --    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.61            $10.05         82,938    2011
                                                                               8.65              9.61         93,836    2010
                                                                               7.29              8.65         98,546    2009
                                                                              12.48              7.29        115,722    2008
                                                                              12.08             12.48        129,185    2007
                                                                              10.47             12.08        120,666    2006
                                                                              10.16             10.47         87,032    2005
                                                                               9.27             10.16         46,101    2004
                                                                               7.12              9.27            554    2003
                                                                               9.29              7.12             --    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.51            $ 8.34        186,253    2011
                                                                              10.22             10.51        232,343    2010
                                                                               7.72             10.22        198,958    2009
                                                                              16.77              7.72        188,277    2008
                                                                              16.12             16.77        213,915    2007
                                                                              12.10             16.12        106,926    2006
                                                                              10.54             12.10         32,373    2005
                                                                              10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.43            $ 7.99         41,785    2011
                                                                               7.78              8.43         42,025    2010
                                                                               5.76              7.78         49,859    2009
                                                                               9.71              5.76         54,625    2008
                                                                               8.68              9.71         52,314    2007
                                                                               8.86              8.68         51,156    2006
                                                                               7.83              8.86         56,288    2005
                                                                               7.33              7.83         18,126    2004
                                                                               6.03              7.33             --    2003
                                                                               8.85              6.03             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $13.14            $13.50          4,128    2011
                                                                        9.76             13.14          4,485    2010
                                                                        7.01              9.76         11,223    2009
                                                                       13.09              7.01          7,851    2008
                                                                       11.68             13.09          3,203    2007
                                                                       10.73             11.68            153    2006
                                                                       10.38             10.73             --    2005
                                                                        9.21             10.38             --    2004
                                                                        6.28              9.21             --    2003
                                                                        9.39              6.28             --    2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.74            $12.93        102,701    2011
                                                                       11.34             11.74        111,516    2010
                                                                       10.43             11.34        176,447    2009
                                                                       10.76             10.43        126,888    2008
                                                                        9.97             10.76         15,185    2007
                                                                        9.96              9.97         12,774    2006
                                                                       10.00              9.96          2,689    2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.73            $11.24         14,853    2011
                                                                       10.58             11.73         25,973    2010
                                                                        8.20             10.58         25,347    2009
                                                                       13.19              8.20         26,729    2008
                                                                       13.18             13.19         28,450    2007
                                                                       11.00             13.18         19,152    2006
                                                                       10.88             11.00         13,646    2005
                                                                       10.00             10.88          3,477    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.90            $14.15        348,560    2011
                                                                       13.78             14.90        390,372    2010
                                                                       11.56             13.78        302,329    2009
                                                                       14.61             11.56        304,328    2008
                                                                       12.69             14.61         90,583    2007
                                                                       11.07             12.69         10,971    2006
                                                                       10.00             11.07          3,876    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.94            $11.03          2,503    2011
                                                                        9.64             10.94          1,917    2010
                                                                        7.73              9.64          2,684    2009
                                                                       13.27              7.73          2,343    2008
                                                                       12.46             13.27          2,331    2007
                                                                       11.83             12.46          1,764    2006
                                                                       10.86             11.83            640    2005
                                                                       10.00             10.86             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.34            $11.84         11,990    2011
                                                                        9.76             12.34         20,049    2010
                                                                        7.73              9.76         25,868    2009
                                                                       13.12              7.73         27,010    2008
                                                                       13.47             13.12         26,910    2007
                                                                       12.17             13.47         24,662    2006
                                                                       11.22             12.17         20,792    2005
                                                                       10.00             11.22          5,137    2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $15.75            $15.11         78,700    2011
                                                                              13.15             15.75        100,314    2010
                                                                              10.53             13.15        106,636    2009
                                                                              17.65             10.53        109,302    2008
                                                                              15.25             17.65        120,180    2007
                                                                              14.58             15.25        122,273    2006
                                                                              13.77             14.58        100,234    2005
                                                                              12.36             13.77         39,801    2004
                                                                              10.00             12.36            166    2003
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $20.08            $16.58         97,413    2011
   Fund -- Class 2                                                            17.91             20.08        125,041    2010
                                                                              13.18             17.91        127,051    2009
                                                                              25.96             13.18        136,864    2008
                                                                              22.01             25.96        154,508    2007
                                                                              18.12             22.01        133,652    2006
                                                                              15.39             18.12        104,805    2005
                                                                              13.39             15.39         52,715    2004
                                                                              10.00             13.39            292    2003
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $12.00            $12.13        123,146    2011
                                                                              11.16             12.00        133,988    2010
                                                                               7.85             11.16        162,924    2009
                                                                              10.93              7.85        172,121    2008
                                                                              10.91             10.93        212,162    2007
                                                                              10.50             10.91        160,080    2006
                                                                              10.25             10.50        120,225    2005
                                                                              10.12             10.25         79,013    2004
                                                                               9.97             10.12          4,968    2003
                                                                              10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $17.20            $17.79        144,432    2011
                                                                              15.26             17.20        200,763    2010
                                                                              10.15             15.26        221,363    2009
                                                                              13.94             10.15        249,695    2008
                                                                              13.71             13.94        417,392    2007
                                                                              12.58             13.71        329,929    2006
                                                                              12.48             12.58        200,770    2005
                                                                              11.50             12.48         36,538    2004
                                                                               9.58             11.50          1,507    2003
                                                                               9.59              9.58             --    2002
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $18.62            $15.88         63,210    2011
                                                                              16.05             18.62         75,903    2010
                                                                              12.61             16.05         79,890    2009
                                                                              22.03             12.61         81,117    2008
                                                                              18.54             22.03         57,397    2007
                                                                              16.41             18.54         52,369    2006
                                                                              15.02             16.41         34,589    2005
                                                                              13.31             15.02         25,657    2004
                                                                              10.00             13.31            190    2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.68            $12.15           2,957   2011
                                                                         11.29             12.68          15,027   2010
                                                                          8.90             11.29          17,195   2009
                                                                         12.70              8.90          18,689   2008
                                                                         11.19             12.70          18,844   2007
                                                                         10.60             11.19          26,904   2006
                                                                         10.36             10.60          28,957   2005
                                                                         10.00             10.36           1,130   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.47            $10.87         155,806   2011
                                                                          9.88             11.47         268,431   2010
                                                                          7.25              9.88         413,063   2009
                                                                         11.17              7.25         437,184   2008
                                                                         10.43             11.17         105,323   2007
                                                                         10.00             10.43          16,437   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.29            $14.65         568,065   2011
                                                                         13.27             15.29         774,831   2010
                                                                          9.94             13.27         804,751   2009
                                                                         17.59              9.94         816,810   2008
                                                                         15.22             17.59       1,091,067   2007
                                                                         13.86             15.22         877,861   2006
                                                                         12.06             13.86         617,596   2005
                                                                         10.62             12.06         123,610   2004
                                                                          8.41             10.62           2,251   2003
                                                                          9.44              8.41              --   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.92            $14.29           9,364   2011
                                                                         12.83             14.92           9,701   2010
                                                                          9.59             12.83           9,890   2009
                                                                         16.59              9.59          10,171   2008
                                                                         15.77             16.59           9,537   2007
                                                                         14.06             15.77           9,579   2006
                                                                         11.82             14.06           8,676   2005
                                                                         11.84             11.82             280   2004
                                                                         10.00             11.84              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.62            $10.54         103,690   2011
                                                                          9.38             10.62         131,648   2010
                                                                          7.33              9.38         164,568   2009
                                                                         13.00              7.33         165,422   2008
                                                                         13.03             13.00         197,065   2007
                                                                         11.03             13.03         153,945   2006
                                                                         10.60             11.03         157,276   2005
                                                                          9.67             10.60         103,353   2004
                                                                          7.54              9.67           9,646   2003
                                                                          9.24              7.54              --   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.33            $10.31          28,442   2011
                                                                          9.15             10.33          35,035   2010
                                                                          7.31              9.15          39,614   2009
                                                                         12.76              7.31          46,398   2008
                                                                         11.58             12.76          82,141   2007
                                                                         10.41             11.58          81,329   2006
                                                                          9.83             10.41          77,452   2005
                                                                          9.46              9.83          48,218   2004
                                                                          7.77              9.46             246   2003
                                                                          9.49              7.77              --   2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.83            $ 8.70         23,822    2011
                                                                                    7.23              8.83         38,278    2010
                                                                                    5.74              7.23         58,226    2009
                                                                                   11.05              5.74         74,334    2008
                                                                                    8.85             11.05         50,072    2007
                                                                                    8.43              8.85         54,257    2006
                                                                                    8.10              8.43         63,067    2005
                                                                                    7.97              8.10         35,428    2004
                                                                                    6.11              7.97            407    2003
                                                                                    8.89              6.11             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.60            $12.24          8,448    2011
                                                                                   10.95             11.60          9,418    2010
                                                                                    9.62             10.95         14,031    2009
                                                                                   10.11              9.62          3,904    2008
                                                                                   10.00             10.11         34,697    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $23.04            $20.24        155,345    2011
                                                                                   18.19             23.04        225,963    2010
                                                                                   13.20             18.19        267,715    2009
                                                                                   22.19             13.20        276,918    2008
                                                                                   19.52             22.19        428,478    2007
                                                                                   17.62             19.52        409,213    2006
                                                                                   15.15             17.62        320,312    2005
                                                                                   12.33             15.15         91,045    2004
                                                                                    9.05             12.33          4,156    2003
                                                                                   10.21              9.05             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.52            $11.22         14,367    2011
                                                                                   10.05             12.52         15,640    2010
                                                                                    6.49             10.05         15,945    2009
                                                                                   13.52              6.49         16,733    2008
                                                                                   13.01             13.52         16,867    2007
                                                                                   11.38             13.01         14,902    2006
                                                                                   11.27             11.38         19,486    2005
                                                                                   10.00             11.27          6,607    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87        508,536    2011
                                                                                   11.49             12.75        562,160    2010
                                                                                    8.60             11.49        567,617    2009
                                                                                   12.40              8.60        656,472    2008
                                                                                   12.13             12.40        618,391    2007
                                                                                   10.41             12.13        326,088    2006
                                                                                   10.00             10.41         59,381    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48        179,153    2011
                                                                                    8.05              8.74        224,294    2010
                                                                                    6.27              8.05        231,307    2009
                                                                                    9.92              6.27        213,583    2008
                                                                                   10.00              9.92        116,343    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.66            $14.30        140,926    2011
                                                                                   13.38             14.66        154,538    2010
                                                                                   10.77             13.38        180,679    2009
                                                                                   17.38             10.77        166,403    2008
                                                                                   17.04             17.38        119,205    2007
                                                                                   14.61             17.04         50,425    2006
                                                                                   13.41             14.61             --    2005
                                                                                   12.08             13.41             --    2004
                                                                                    9.79             12.08             --    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.67            $ 7.94          54,375   2011
                                                               8.19              8.67          62,307   2010
                                                               6.34              8.19          70,185   2009
                                                              11.15              6.34          65,793   2008
                                                              11.05             11.15          66,629   2007
                                                              10.00             11.05          12,049   2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.41            $11.06          13,018   2011
                                                              10.38             11.41          20,844   2010
                                                               8.40             10.38          22,748   2009
                                                              12.70              8.40          21,197   2008
                                                              11.71             12.70          25,433   2007
                                                              10.08             11.71          27,686   2006
                                                               9.83             10.08          22,840   2005
                                                               9.10              9.83          12,574   2004
                                                               7.45              9.10              --   2003
                                                               9.17              7.45              --   2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $12.48            $13.18          31,190   2011
                                                              11.77             12.48          40,831   2010
                                                              11.07             11.77          48,882   2009
                                                              11.84             11.07          58,144   2008
                                                              11.46             11.84          91,246   2007
                                                              11.14             11.46         102,719   2006
                                                              11.08             11.14          71,300   2005
                                                              10.87             11.08          66,196   2004
                                                              10.65             10.87           2,460   2003
                                                              10.00             10.65              --   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $16.85            $15.22          27,790   2011
                                                              13.55             16.85          32,752   2010
                                                               9.72             13.55          43,867   2009
                                                              15.86              9.72          46,977   2008
                                                              14.29             15.86          76,145   2007
                                                              13.38             14.29          64,656   2006
                                                              12.15             13.38          70,145   2005
                                                              10.62             12.15          42,113   2004
                                                               8.11             10.62              --   2003
                                                               9.54              8.11              --   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.06            $ 1.04       6,531,145   2011
                                                               1.07              1.06       9,035,365   2010
                                                               1.09              1.07      12,754,049   2009
                                                               1.08              1.09       9,333,837   2008
                                                               1.04              1.08       3,251,086   2007
                                                               1.01              1.04       2,814,842   2006
                                                               1.00              1.01       2,257,154   2005
                                                               1.00              1.00       1,497,929   2004
                                                               1.01              1.00         161,056   2003
                                                               1.01              1.01              --   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                   $ 9.76            $ 9.61              --   2011
                                                               9.90              9.76           9,110   2010
                                                              10.02              9.90          17,124   2009
                                                              10.00             10.02          14,493   2008
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.16            $10.06          14,426   2011
                                                          9.24             10.16          20,456   2010
                                                          6.76              9.24          19,912   2009
                                                         10.82              6.76          28,014   2008
                                                         10.43             10.82          31,793   2007
                                                          9.70             10.43          30,972   2006
                                                          9.72              9.70          31,197   2005
                                                          9.21              9.72          20,468   2004
                                                          7.25              9.21           2,376   2003
                                                          9.31              7.25              --   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $21.16            $22.91          41,547   2011
                                                         16.65             21.16          48,446   2010
                                                         12.45             16.65          58,999   2009
                                                         19.75             12.45          64,424   2008
                                                         23.54             19.75          53,273   2007
                                                         17.95             23.54          49,197   2006
                                                         16.30             17.95          46,495   2005
                                                         12.49             16.30          20,503   2004
                                                         10.00             12.49              82   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.18            $10.20         539,968   2011
                                                          8.99             10.18         752,535   2010
                                                          7.23              8.99         828,750   2009
                                                         11.71              7.23         828,293   2008
                                                         11.31             11.71       1,559,756   2007
                                                          9.94             11.31       1,510,730   2006
                                                          9.65              9.94       1,417,728   2005
                                                          8.87              9.65         808,806   2004
                                                          7.02              8.87          14,703   2003
                                                          9.17              7.02              --   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $15.33            $15.59          47,976   2011
                                                         12.21             15.33          57,469   2010
                                                          9.46             12.21          67,638   2009
                                                         15.39              9.46          65,602   2008
                                                         15.25             15.39          89,590   2007
                                                         13.66             15.25          93,251   2006
                                                         12.66             13.66          71,460   2005
                                                         11.15             12.66          43,899   2004
                                                          9.12             11.15             288   2003
                                                         10.74              9.12              --   2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.78            $13.19         127,861   2011
                                                         12.75             13.78         197,194   2010
                                                         10.71             12.75         270,825   2009
                                                         15.37             10.71         571,316   2008
                                                         13.97             15.37         957,509   2007
                                                         12.46             13.97         967,986   2006
                                                         12.19             12.46         922,411   2005
                                                         11.44             12.19         348,308   2004
                                                         10.00             11.44             287   2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.41            $ 9.94         286,703   2011
                                                          9.66             10.41         334,472   2010
                                                          8.13              9.66         364,107   2009
                                                         11.68              8.13         514,963   2008
                                                         10.62             11.68         478,385   2007
                                                         10.00             10.62         186,678   2006
-------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $10.41            $ 9.96         14,985    2011
                                                                               9.58             10.41         15,242    2010
                                                                               7.39              9.58         15,371    2009
                                                                              11.72              7.39         15,775    2008
                                                                              11.01             11.72         15,280    2007
                                                                               9.62             11.01         15,458    2006
                                                                               9.52              9.62         14,409    2005
                                                                               8.93              9.52          4,306    2004
                                                                               7.35              8.93          2,492    2003
                                                                               9.24              7.35             --    2002
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.74            $10.74         19,372    2011
                                                                               9.53             11.74         18,807    2010
                                                                               6.43              9.53          2,026    2009
                                                                              10.00              6.43             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.93            $ 9.33          7,251    2011
                                                                               9.05              9.93          8,200    2010
                                                                               7.02              9.05          5,129    2009
                                                                              10.00              7.02             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.35            $ 8.77         63,713    2011
                                                                               8.69              9.35         64,742    2010
                                                                               7.59              8.69         95,412    2009
                                                                              10.00              7.59         70,646    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.93            $ 9.35         12,822    2011
                                                                              10.00             10.93         16,093    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.74            $12.32        158,868    2011
   Shares                                                                     11.33             11.74        168,079    2010
                                                                              10.58             11.33         79,937    2009
                                                                              10.00             10.58         55,663    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.99            $12.04         45,652    2011
   Shares                                                                      9.82             11.99         49,801    2010
                                                                               7.47              9.82         99,700    2009
                                                                              10.00              7.47         87,621    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $12.04            $12.10        156,544    2011
                                                                              10.40             12.04        169,591    2010
                                                                               7.24             10.40        133,272    2009
                                                                              10.00              7.24        125,120    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.46            $ 9.54         48,293    2011
                                                                               8.57             10.46         49,782    2010
                                                                               6.58              8.57         38,073    2009
                                                                              10.00              6.58         30,023    2008
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $13.30            $12.27          7,965    2011
                                                                              10.79             13.30         11,676    2010
                                                                               8.23             10.79         11,897    2009
                                                                              13.26              8.23         22,228    2008
                                                                              13.04             13.26         23,182    2007
                                                                              11.39             13.04         23,547    2006
                                                                              10.00             11.39         10,321    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $14.63            $14.61         49,513    2011
                                                                              13.73             14.63         49,863    2010
                                                                              11.10             13.73         51,499    2009
                                                                              13.41             11.10         49,562    2008
                                                                              12.34             13.41         57,638    2007
                                                                              11.34             12.34         51,681    2006
                                                                              10.69             11.34         38,783    2005
                                                                              10.02             10.69         33,693    2004
                                                                               8.94             10.02            998    2003
                                                                               9.72              8.94             --    2002
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $13.03            $11.95        148,354    2011
                                                                              12.42             13.03        160,033    2010
                                                                               8.63             12.42        125,119    2009
                                                                              15.72              8.63        122,523    2008
                                                                              11.68             15.72         70,164    2007
                                                                              10.86             11.68         42,492    2006
                                                                               9.79             10.86         28,084    2005
                                                                               8.42              9.79         20,394    2004
                                                                               7.11              8.42            902    2003
                                                                               8.58              7.11             --    2002
----------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                                        $23.55            $15.70          8,982    2011
                                                                              19.12             23.55         17,154    2010
                                                                              10.83             19.12         17,165    2009
                                                                              23.01             10.83         17,360    2008
                                                                              18.24             23.01         17,900    2007
                                                                              12.62             18.24         18,710    2006
                                                                               9.71             12.62         19,383    2005
                                                                               8.30              9.71         20,247    2004
                                                                               6.26              8.30          5,203    2003
                                                                               8.55              6.26             --    2002
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $14.97            $15.07         17,006    2011
   II                                                                         12.18             14.97         20,062    2010
                                                                               9.21             12.18         22,427    2009
                                                                              15.72              9.21         22,478    2008
                                                                              15.90             15.72         25,721    2007
                                                                              14.57             15.90         23,874    2006
                                                                              13.48             14.57         10,649    2005
                                                                              12.57             13.48          7,123    2004
                                                                              10.00             12.57             --    2003
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.56            $ 9.09          5,407    2011
   Class II                                                                    7.75              8.56          5,661    2010
                                                                               6.41              7.75          5,594    2009
                                                                              10.00              6.41             --    2008
                                                                              10.00             10.00          6,464    2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.70            $ 8.04         10,477    2011
   -- Class I                                                                  7.57              8.70         15,593    2010
                                                                               5.94              7.57         15,702    2009
                                                                               9.50              5.94         15,003    2008
                                                                              10.00              9.50         20,752    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 8.98            $ 8.88         12,253    2011
                                                                         8.12              8.98         27,010    2010
                                                                         5.93              8.12         32,546    2009
                                                                         9.54              5.93         36,861    2008
                                                                         8.72              9.54         64,539    2007
                                                                         8.25              8.72         64,189    2006
                                                                         8.03              8.25         53,227    2005
                                                                         7.47              8.03         23,872    2004
                                                                         6.19              7.47          3,655    2003
                                                                         8.68              6.19             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $10.47            $10.07         31,377    2011
                                                                         9.58             10.47         46,573    2010
                                                                         7.68              9.58         55,012    2009
                                                                        11.68              7.68         71,835    2008
                                                                        10.77             11.68        133,699    2007
                                                                         9.70             10.77        135,529    2006
                                                                         9.19              9.70        140,944    2005
                                                                         8.39              9.19         46,820    2004
                                                                         6.99              8.39             91    2003
                                                                         9.00              6.99             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.36            $11.78         10,568    2011
                                                                         9.97             13.36         20,707    2010
                                                                         6.21              9.97         23,552    2009
                                                                        10.42              6.21         24,469    2008
                                                                        10.34             10.42         26,699    2007
                                                                         9.29             10.34         27,514    2006
                                                                         8.98              9.29         27,535    2005
                                                                         8.58              8.98         24,180    2004
                                                                         6.52              8.58             --    2003
                                                                         9.70              6.52             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.71            $13.73         53,328    2011
                                                                        12.69             13.71         54,977    2010
                                                                        10.94             12.69         43,037    2009
                                                                        14.29             10.94         51,151    2008
                                                                        13.95             14.29         45,472    2007
                                                                        12.68             13.95         27,052    2006
                                                                        12.54             12.68          2,497    2005
                                                                        11.46             12.54             --    2004
                                                                        10.03             11.46             --    2003
                                                                        10.00             10.03             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $17.19            $18.05         65,402    2011
                                                                        15.37             17.19         80,718    2010
                                                                        11.74             15.37         89,166    2009
                                                                        19.15             11.74         89,394    2008
                                                                        15.24             19.15         95,295    2007
                                                                        11.80             15.24         71,991    2006
                                                                        10.27             11.80         33,261    2005
                                                                         8.03             10.27         12,733    2004
                                                                         6.01              8.03             --    2003
                                                                         7.91              6.01             --    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.22            $ 9.12         64,532    2011
                                                                                  8.30              9.22         69,754    2010
                                                                                  6.93              8.30         81,924    2009
                                                                                 12.46              6.93         77,175    2008
                                                                                 12.22             12.46        122,168    2007
                                                                                 11.19             12.22         71,879    2006
                                                                                 10.95             11.19         34,076    2005
                                                                                 10.00             10.95          7,292    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.51            $13.13         26,658    2011
                                                                                 12.56             13.51         38,899    2010
                                                                                  8.84             12.56         45,853    2009
                                                                                 16.51              8.84         54,053    2008
                                                                                 14.71             16.51         69,491    2007
                                                                                 13.86             14.71         72,866    2006
                                                                                 13.41             13.86         90,226    2005
                                                                                 12.77             13.41         60,256    2004
                                                                                  9.91             12.77             --    2003
                                                                                 10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $14.86            $13.39        204,638    2011
                                                                                 13.03             14.86        238,043    2010
                                                                                  9.49             13.03        294,915    2009
                                                                                 16.13              9.49        305,186    2008
                                                                                 15.43             16.13        338,459    2007
                                                                                 13.34             15.43        246,333    2006
                                                                                 11.87             13.34        124,670    2005
                                                                                 10.13             11.87         49,317    2004
                                                                                  7.20             10.13          2,619    2003
                                                                                  9.41              7.20             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.38            $10.20        258,183    2011
                                                                                  9.09             10.38        296,700    2010
                                                                                  7.21              9.09        250,585    2009
                                                                                 11.92              7.21        239,727    2008
                                                                                 11.61             11.92        179,760    2007
                                                                                 10.27             11.61        181,728    2006
                                                                                  9.85             10.27        109,629    2005
                                                                                  9.16              9.85         63,743    2004
                                                                                  7.35              9.16          6,809    2003
                                                                                  9.21              7.35             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.68            $17.97        103,308    2011
                                                                                 15.40             18.68        126,479    2010
                                                                                 11.42             15.40         95,108    2009
                                                                                 18.69             11.42         94,011    2008
                                                                                 19.23             18.69        113,226    2007
                                                                                 17.02             19.23         79,266    2006
                                                                                 15.74             17.02         72,076    2005
                                                                                 13.40             15.74         30,461    2004
                                                                                  9.43             13.40             95    2003
                                                                                 10.00              9.43             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $13.48            $13.40           3,448   2011
                                                                              10.76             13.48           5,271   2010
                                                                               8.25             10.76           5,599   2009
                                                                              16.49              8.25           4,948   2008
                                                                              15.78             16.49           5,108   2007
                                                                              15.59             15.78           5,140   2006
                                                                              14.13             15.59           3,817   2005
                                                                              12.00             14.13           1,471   2004
                                                                              10.00             12.00             403   2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.64            $12.69          89,170   2011
                                                                              11.35             12.64          92,925   2010
                                                                               9.48             11.35          93,600   2009
                                                                              11.44              9.48          67,595   2008
                                                                              10.73             11.44          65,151   2007
                                                                              10.41             10.73          63,731   2006
                                                                              10.00             10.41          52,723   2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.90            $17.21          87,150   2011
                                                                              14.98             16.90          96,112   2010
                                                                              10.84             14.98          96,212   2009
                                                                              14.37             10.84         107,359   2008
                                                                              14.09             14.37          94,546   2007
                                                                              13.11             14.09          91,919   2006
                                                                              12.78             13.11          84,386   2005
                                                                              11.84             12.78          39,389   2004
                                                                               9.78             11.84             537   2003
                                                                              10.04              9.78              --   2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.90            $22.55          98,126   2011
                                                                              16.27             17.90         117,218   2010
                                                                              17.27             16.27         175,303   2009
                                                                              14.94             17.27         442,537   2008
                                                                              13.81             14.94         214,689   2007
                                                                              13.86             13.81         149,438   2006
                                                                              13.42             13.86         143,038   2005
                                                                              12.66             13.42          97,616   2004
                                                                              12.37             12.66           3,053   2003
                                                                              10.67             12.37              --   2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.32            $12.28         274,314   2011
                                                                              11.87             12.32         275,161   2010
                                                                              10.63             11.87         310,605   2009
                                                                              10.83             10.63         225,143   2008
                                                                              10.24             10.83         206,278   2007
                                                                               9.99             10.24          20,250   2006
                                                                              10.00              9.99          14,071   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.64            $16.99         838,005   2011
                                                                              15.61             16.64       1,205,701   2010
                                                                              13.89             15.61       1,477,649   2009
                                                                              13.45             13.89       1,008,909   2008
                                                                              12.56             13.45         772,723   2007
                                                                              12.27             12.56         740,858   2006
                                                                              12.15             12.27         622,473   2005
                                                                              11.76             12.15         413,702   2004
                                                                              11.36             11.76           3,005   2003
                                                                              10.56             11.36              --   2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.65            $ 9.72           864     2011
                                                                  8.27              9.65         5,224     2010
                                                                  5.52              8.27         5,340     2009
                                                                  9.64              5.52         5,536     2008
                                                                  8.30              9.64         5,513     2007
                                                                  7.97              8.30         3,319     2006
                                                                  7.99              7.97         3,682     2005
                                                                  7.42              7.99           750     2004
                                                                  5.18              7.42            --     2003
                                                                  8.59              5.18            --     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.96            $18.79        38,294     2011
                                                                 18.87             19.96        61,480     2010
                                                                 12.16             18.87        63,949     2009
                                                                 20.37             12.16        61,158     2008
                                                                 18.77             20.37        59,493     2007
                                                                 16.76             18.77        35,828     2006
                                                                 14.03             16.76           744     2005
                                                                 12.34             14.03            --     2004
                                                                 10.00             12.34            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.27            $15.03         3,178     2011
                                                                 13.90             15.27         4,480     2010
                                                                  9.91             13.90         4,212     2009
                                                                 16.11              9.91         2,094     2008
                                                                 14.66             16.11         1,970     2007
                                                                 14.67             14.66         1,955     2006
                                                                 13.05             14.67            --     2005
                                                                 12.13             13.05            --     2004
                                                                 10.00             12.13            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $26.14            $20.78        66,516     2011
                                                                 20.81             26.14        62,692     2010
                                                                 11.97             20.81        59,531     2009
                                                                 25.95             11.97        52,081     2008
                                                                 17.83             25.95        49,821     2007
                                                                 14.86             17.83        27,612     2006
                                                                 10.00             14.86        13,269     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.61            $11.74         3,237     2011
                                                                 10.00             12.61         3,261     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.07            $ 7.63            --     2011
                                                                               7.70              8.07            --     2010
                                                                               5.33              7.70            --     2009
                                                                              11.31              5.33            --     2008
                                                                              11.40             11.31            --     2007
                                                                              10.31             11.40            --     2006
                                                                              10.00             10.31            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.22            $ 8.31            --     2011
                                                                               8.16              9.22            --     2010
                                                                               6.88              8.16            --     2009
                                                                              12.22              6.88            --     2008
                                                                              11.15             12.22            --     2007
                                                                              10.71             11.15            --     2006
                                                                              10.00             10.71            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.49            $10.27            --     2011
                                                                               9.78             10.49            --     2010
                                                                               7.79              9.78            --     2009
                                                                              11.39              7.79            --     2008
                                                                              10.76             11.39            --     2007
                                                                              10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.50            $12.29         1,382     2011
                                                                              12.25             13.50         1,395     2010
                                                                               9.27             12.25         1,425     2009
                                                                              15.93              9.27         1,540     2008
                                                                              14.22             15.93           648     2007
                                                                              11.36             14.22            --     2006
                                                                              10.00             11.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $11.29            $10.35            --     2011
                                                                               9.65             11.29            --     2010
                                                                               5.95              9.65            --     2009
                                                                              11.94              5.95            --     2008
                                                                              10.46             11.94            --     2007
                                                                              10.41             10.46            --     2006
                                                                              10.00             10.41            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.99            $ 9.58            --     2011
                                                                               8.82              9.99            --     2010
                                                                               7.02              8.82            --     2009
                                                                              11.17              7.02            --     2008
                                                                              11.68             11.17           758     2007
                                                                              10.28             11.68            --     2006
                                                                              10.00             10.28            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.67            $ 9.35            --     2011
                                                                               8.82              9.67            --     2010
                                                                               7.35              8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.14            $ 8.68        11,468     2011
                                                                               8.47              9.14        11,333     2010
                                                                               6.95              8.47        11,206     2009
                                                                              10.17              6.95        10,959     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.70            $ 8.77            --     2011
                                                                         10.07             11.70            --     2010
                                                                          6.72             10.07            --     2009
                                                                         13.06              6.72            --     2008
                                                                         11.13             13.06            --     2007
                                                                         10.49             11.13            --     2006
                                                                         10.00             10.49            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.08            $ 9.43            --     2011
                                                                          8.22              9.08            --     2010
                                                                          6.98              8.22            --     2009
                                                                         12.01              6.98            --     2008
                                                                         11.71             12.01            --     2007
                                                                         10.22             11.71            --     2006
                                                                         10.00             10.22            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.56            $ 7.54         4,480     2011
                                                                          9.36              9.56         3,931     2010
                                                                          7.11              9.36         2,485     2009
                                                                         15.56              7.11         2,669     2008
                                                                         15.05             15.56         1,540     2007
                                                                         11.38             15.05            --     2006
                                                                         10.00             11.38            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.13            $ 9.55            --     2011
                                                                          9.43             10.13            --     2010
                                                                          7.02              9.43            --     2009
                                                                         11.92              7.02            --     2008
                                                                         10.72             11.92            --     2007
                                                                         11.02             10.72            --     2006
                                                                         10.00             11.02            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.31            $10.52            --     2011
                                                                          7.71             10.31            --     2010
                                                                          5.57              7.71            --     2009
                                                                         10.47              5.57            --     2008
                                                                          9.41             10.47            --     2007
                                                                         10.00              9.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.49            $12.57         3,372     2011
                                                                         11.17             11.49         4,077     2010
                                                                         10.35             11.17         4,171     2009
                                                                         10.74             10.35         3,566     2008
                                                                         10.02             10.74            --     2007
                                                                         10.08             10.02            --     2006
                                                                         10.00             10.08            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.58            $10.07            --     2011
                                                                          9.61             10.58            --     2010
                                                                          7.50              9.61            --     2009
                                                                         12.14              7.50            --     2008
                                                                         12.21             12.14            --     2007
                                                                         10.26             12.21            --     2006
                                                                         10.00             10.26            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $13.98            $13.19        15,434     2011
                                                                              13.01             13.98        15,795     2010
                                                                              10.99             13.01        16,166     2009
                                                                              13.97             10.99        16,289     2008
                                                                              12.23             13.97        10,697     2007
                                                                              10.73             12.23            --     2006
                                                                              10.00             10.73            --     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $ 9.34            $ 9.36            --     2011
                                                                               8.29              9.34            --     2010
                                                                               6.69              8.29            --     2009
                                                                              11.55              6.69            --     2008
                                                                              10.92             11.55            --     2007
                                                                              10.44             10.92            --     2006
                                                                              10.00             10.44            --     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $10.49            $10.00            --     2011
                                                                               8.35             10.49            --     2010
                                                                               6.66              8.35            --     2009
                                                                              11.38              6.66            --     2008
                                                                              11.76             11.38            --     2007
                                                                              10.69             11.76            --     2006
                                                                              10.00             10.69            --     2005
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.84            $10.33            --     2011
                                                                               9.11             10.84            --     2010
                                                                               7.35              9.11            --     2009
                                                                              12.39              7.35            --     2008
                                                                              10.78             12.39            --     2007
                                                                              10.37             10.78            --     2006
                                                                              10.00             10.37            --     2005
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $12.98            $10.65         1,581     2011
   Fund -- Class 2                                                            11.66             12.98         1,442     2010
                                                                               8.64             11.66           990     2009
                                                                              17.12              8.64         1,106     2008
                                                                              14.62             17.12           601     2007
                                                                              12.12             14.62            --     2006
                                                                              10.00             12.12            --     2005
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.17            $11.22            --     2011
                                                                              10.46             11.17            --     2010
                                                                               7.40             10.46         1,118     2009
                                                                              10.38              7.40         1,251     2008
                                                                              10.43             10.38           681     2007
                                                                              10.10             10.43            --     2006
                                                                              10.00             10.10            --     2005
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $13.27            $13.63            --     2011
                                                                              11.85             13.27            --     2010
                                                                               7.94             11.85            --     2009
                                                                              10.97              7.94            --     2008
                                                                              10.86             10.97            --     2007
                                                                              10.03             10.86            --     2006
                                                                              10.00             10.03            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $11.74            $ 9.95         2,555     2011
                                                                         10.19             11.74         2,414     2010
                                                                          8.06             10.19         1,144     2009
                                                                         14.17              8.06         1,190     2008
                                                                         12.00             14.17            --     2007
                                                                         10.70             12.00            --     2006
                                                                         10.00             10.70            --     2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.12            $10.47         9,485     2011
                                                                          9.65             11.12         9,391     2010
                                                                          7.12              9.65        18,691     2009
                                                                         11.05              7.12        10,779     2008
                                                                         10.38             11.05            --     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.63            $11.07            --     2011
                                                                         10.16             11.63            --     2010
                                                                          7.66             10.16            --     2009
                                                                         13.66              7.66            --     2008
                                                                         11.89             13.66           637     2007
                                                                         10.90             11.89            --     2006
                                                                         10.00             10.90            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.39            $10.84            --     2011
                                                                          9.86             11.39            --     2010
                                                                          7.42              9.86            --     2009
                                                                         12.92              7.42            --     2008
                                                                         12.36             12.92            --     2007
                                                                         11.09             12.36            --     2006
                                                                         10.00             11.09            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.65            $ 9.51            --     2011
                                                                          8.58              9.65            --     2010
                                                                          6.75              8.58            --     2009
                                                                         12.05              6.75            --     2008
                                                                         12.16             12.05           569     2007
                                                                         10.35             12.16            --     2006
                                                                         10.00             10.35            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.36            $10.28            --     2011
                                                                          9.24             10.36            --     2010
                                                                          7.43              9.24            --     2009
                                                                         13.06              7.43            --     2008
                                                                         11.93             13.06            --     2007
                                                                         10.80             11.93            --     2006
                                                                         10.00             10.80            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.51            $10.28            --     2011
                                                                          8.67             10.51            --     2010
                                                                          6.92              8.67            --     2009
                                                                         13.41              6.92            --     2008
                                                                         10.82             13.41            --     2007
                                                                         10.37             10.82            --     2006
                                                                         10.00             10.37            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.33            $11.87            --     2011
                                                                         10.76             11.33            --     2010
                                                                          9.52             10.76            --     2009
                                                                         10.07              9.52            --     2008
                                                                         10.00             10.07           704     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.01            $12.23            --     2011
                                                                                   11.13             14.01            --     2010
                                                                                    8.13             11.13            --     2009
                                                                                   13.76              8.13            --     2008
                                                                                   12.19             13.76           252     2007
                                                                                   11.07             12.19            --     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.91            $ 9.72            --     2011
                                                                                    8.82             10.91            --     2010
                                                                                    5.73              8.82            --     2009
                                                                                   12.02              5.73            --     2008
                                                                                   11.65             12.02            --     2007
                                                                                   10.26             11.65            --     2006
                                                                                   10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.56            $11.59        39,279     2011
                                                                                   10.48             11.56        46,008     2010
                                                                                    7.90             10.48        77,396     2009
                                                                                   11.47              7.90        80,553     2008
                                                                                   11.29             11.47        61,235     2007
                                                                                    9.75             11.29            --     2006
                                                                                   10.00              9.75            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24        12,174     2011
                                                                                    7.92              8.55        12,259     2010
                                                                                    6.21              7.92        12,117     2009
                                                                                    9.90              6.21        14,649     2008
                                                                                   10.00              9.90         2,375     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82         2,915     2011
                                                                                    8.37              9.11         3,094     2010
                                                                                    6.78              8.37         3,466     2009
                                                                                   11.01              6.78         3,487     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65            --     2011
                                                                                    7.99              8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.14            $10.73            --     2011
                                                                                   10.19             11.14            --     2010
                                                                                    8.30             10.19            --     2009
                                                                                   12.65              8.30            --     2008
                                                                                   11.74             12.65            --     2007
                                                                                   10.17             11.74            --     2006
                                                                                   10.00             10.17            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.80            $11.33            --     2011
                                                                                   10.25             10.80            --     2010
                                                                                    9.71             10.25            --     2009
                                                                                   10.45              9.71            --     2008
                                                                                   10.19             10.45            --     2007
                                                                                    9.97             10.19            --     2006
                                                                                   10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.77            $11.46             --    2011
                                                         10.33             12.77             --    2010
                                                          7.46             10.33             --    2009
                                                         12.26              7.46             --    2008
                                                         11.12             12.26            282    2007
                                                         10.48             11.12             --    2006
                                                         10.00             10.48             --    2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.18            $ 9.97             --    2011
                                                         10.40             10.18             --    2010
                                                         10.59             10.40             --    2009
                                                         10.58             10.59             --    2008
                                                         10.30             10.58             --    2007
                                                         10.06             10.30             --    2006
                                                         10.00             10.06             --    2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.59            $ 9.38             --    2011
                                                          9.79              9.59             --    2010
                                                          9.97              9.79             --    2009
                                                         10.00              9.97             --    2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.17            $10.00             --    2011
                                                          9.31             10.17             --    2010
                                                          6.85              9.31             --    2009
                                                         11.05              6.85             --    2008
                                                         10.72             11.05             --    2007
                                                         10.04             10.72             --    2006
                                                         10.00             10.04             --    2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $11.61            $12.49            700    2011
                                                          9.20             11.61            819    2010
                                                          6.92              9.20            622    2009
                                                         11.05              6.92            722    2008
                                                         13.26             11.05             --    2007
                                                         10.18             13.26             --    2006
                                                         10.00             10.18             --    2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.10            $10.05             --    2011
                                                          8.98             10.10             --    2010
                                                          7.26              8.98             --    2009
                                                         11.85              7.26             --    2008
                                                         11.52             11.85            435    2007
                                                         10.20             11.52             --    2006
                                                         10.00             10.20             --    2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.01            $11.12             --    2011
                                                          8.82             11.01             --    2010
                                                          6.89              8.82             --    2009
                                                         11.27              6.89             --    2008
                                                         11.25             11.27             --    2007
                                                         10.14             11.25             --    2006
                                                         10.00             10.14             --    2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.09            $ 9.57         98,393    2011
                                                          9.42             10.09        106,536    2010
                                                          7.98              9.42        115,695    2009
                                                         11.55              7.98        137,075    2008
                                                         10.57             11.55        130,012    2007
                                                         10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.56            $10.04            --
                                                                                     9.78             10.56            --
                                                                                     7.59              9.78            --
                                                                                    12.13              7.59            --
                                                                                    11.47             12.13            --
                                                                                    10.09             11.47            --
                                                                                    10.00             10.09            --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.56            $10.51           789
                                                                                     9.45             11.56           806
                                                                                     6.42              9.45            --
                                                                                    10.00              6.42            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.77            $ 9.13            --
                                                                                     8.97              9.77            --
                                                                                     7.01              8.97            --
                                                                                    10.00              7.01            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.21            $ 8.58         2,993
                                                                                     8.62              9.21         3,072
                                                                                     7.58              8.62         3,348
                                                                                    10.00              7.58         3,142
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.88            $ 9.24            --
                                                                                    10.00             10.88            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.56            $12.05         7,054
                                                                                    11.23             11.56         8,078
                                                                                    10.56             11.23         2,585
                                                                                    10.00             10.56         2,201
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.81            $11.78         2,165
                                                                                     9.74             11.81         2,402
                                                                                     7.45              9.74         3,582
                                                                                    10.00              7.45         3,876
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.86            $11.83         8,655
                                                                                    10.31             11.86         9,541
                                                                                     7.22             10.31         4,485
                                                                                    10.00              7.22         5,271
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.30            $ 9.33         2,739
                                                                                     8.49             10.30         2,754
                                                                                     6.56              8.49         1,360
                                                                                    10.00              6.56         1,480
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $12.96            $12.86         7,800
                                                                                    12.24             12.96         7,945
                                                                                     9.96             12.24         7,821
                                                                                    12.12              9.96         7,580
                                                                                    11.22             12.12            --
                                                                                    10.38             11.22            --
                                                                                    10.00             10.38            --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $12.11            $11.03         1,528
                                                                                    11.62             12.11         1,551
                                                                                     8.13             11.62         3,002
                                                                                    14.91              8.13         3,510
                                                                                    11.15             14.91           586
                                                                                    10.43             11.15            --
                                                                                    10.00             10.43            --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $10.68            $10.68            --
                                                                                        8.75             10.68            --
                                                                                        6.66              8.75            --
                                                                                       11.44              6.66            --
                                                                                       11.65             11.44            --
                                                                                       10.74             11.65            --
                                                                                       10.00             10.74            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.35            $ 8.81        15,876
                                                                                        7.61              8.35        18,214
                                                                                        6.34              7.61        20,066
                                                                                        9.96              6.34        21,541
                                                                                       10.00              9.96        19,541
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.49            $ 7.80            --
   Class I                                                                              7.44              8.49            --
                                                                                        5.87              7.44            --
                                                                                        9.46              5.87            --
                                                                                       10.00              9.46            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.78            $10.59            --
                                                                                        9.81             10.78            --
                                                                                        7.21              9.81            --
                                                                                       11.68              7.21            --
                                                                                       10.75             11.68            --
                                                                                       10.23             10.75            --
                                                                                       10.00             10.23            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.87            $10.38            --
                                                                                       10.01             10.87            --
                                                                                        8.08             10.01            --
                                                                                       12.36              8.08            --
                                                                                       11.48             12.36            --
                                                                                       10.40             11.48            --
                                                                                       10.00             10.40            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $10.48            $10.43        13,983
                                                                                        9.77             10.48        15,478
                                                                                        8.47              9.77        16,638
                                                                                       11.14              8.47        16,876
                                                                                       10.95             11.14        18,716
                                                                                       10.02             10.95            --
                                                                                       10.00             10.02            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $14.90            $15.54            --
                                                                                       13.41             14.90            --
                                                                                       10.31             13.41            --
                                                                                       16.94             10.31            --
                                                                                       13.56             16.94            --
                                                                                       10.58             13.56            --
                                                                                       10.00             10.58            --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.99            $ 7.85            --
                                                                                        7.24              7.99            --
                                                                                        6.08              7.24            --
                                                                                       11.02              6.08            --
                                                                                       10.88             11.02            --
                                                                                       10.02             10.88            --
                                                                                       10.00             10.02            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.77            $ 9.43            --     2011
                                                                                  9.14              9.77            --     2010
                                                                                  6.48              9.14            --     2009
                                                                                 12.18              6.48            --     2008
                                                                                 10.92             12.18            --     2007
                                                                                 10.36             10.92            --     2006
                                                                                 10.00             10.36            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $11.90            $10.65         2,386     2011
                                                                                 10.50             11.90         2,362     2010
                                                                                  7.70             10.50         1,651     2009
                                                                                 13.18              7.70         1,871     2008
                                                                                 12.69             13.18            --     2007
                                                                                 11.04             12.69            --     2006
                                                                                 10.00             11.04            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.06            $ 9.82        10,435     2011
                                                                                  8.87             10.06        11,216     2010
                                                                                  7.08              8.87         4,546     2009
                                                                                 11.79              7.08         4,765     2008
                                                                                 11.56             11.79            --     2007
                                                                                 10.29             11.56            --     2006
                                                                                 10.00             10.29            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.16            $10.67         4,774     2011
                                                                                  9.27             11.16         5,041     2010
                                                                                  6.91              9.27           624     2009
                                                                                 11.39              6.91           716     2008
                                                                                 11.80             11.39           450     2007
                                                                                 10.51             11.80            --     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.81            $ 8.70            --     2011
                                                                                  7.08              8.81            --     2010
                                                                                  5.46              7.08            --     2009
                                                                                 10.99              5.46            --     2008
                                                                                 10.59             10.99            --     2007
                                                                                 10.53             10.59            --     2006
                                                                                 10.00             10.53            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.98            $11.95            --     2011
                                                                                 10.83             11.98            --     2010
                                                                                  9.11             10.83            --     2009
                                                                                 11.06              9.11            --     2008
                                                                                 10.45             11.06            --     2007
                                                                                 10.20             10.45            --     2006
                                                                                 10.00             10.20            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.51            $12.65         2,023     2011
                                                                                 11.16             12.51         2,252     2010
                                                                                  8.13             11.16         1,049     2009
                                                                                 10.85              8.13         1,176     2008
                                                                                 10.71             10.85            --     2007
                                                                                 10.03             10.71            --     2006
                                                                                 10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.43            $15.56            --     2011
                                                                              11.38             12.43            --     2010
                                                                              12.15             11.38         1,021     2009
                                                                              10.58             12.15           760     2008
                                                                               9.85             10.58           674     2007
                                                                               9.95              9.85            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.90            $11.78         8,637     2011
                                                                              11.55             11.90         9,435     2010
                                                                              10.41             11.55         8,058     2009
                                                                              10.67             10.41         7,179     2008
                                                                              10.15             10.67         3,980     2007
                                                                               9.98             10.15            --     2006
                                                                              10.00              9.98            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.05            $13.24         6,435     2011
                                                                              12.33             13.05         7,178     2010
                                                                              11.05             12.33         2,358     2009
                                                                              10.77             11.05         2,108     2008
                                                                              10.11             10.77           660     2007
                                                                               9.95             10.11            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $12.10            $12.11            --     2011
                                                                              10.43             12.10            --     2010
                                                                               7.01             10.43            --     2009
                                                                              12.33              7.01            --     2008
                                                                              10.69             12.33            --     2007
                                                                              10.32             10.69            --     2006
                                                                              10.00             10.32            --     2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.87            $12.03            --     2011
                                                                              12.24             12.87            --     2010
                                                                               7.95             12.24            --     2009
                                                                              13.39              7.95            --     2008
                                                                              12.42             13.39           510     2007
                                                                              11.17             12.42            --     2006
                                                                              10.00             11.17            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.89            $10.65            --     2011
                                                                               9.98             10.89            --     2010
                                                                               7.17              9.98            --     2009
                                                                              11.72              7.17            --     2008
                                                                              10.74             11.72            --     2007
                                                                              10.82             10.74            --     2006
                                                                              10.00             10.82            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $21.80            $17.21            --     2011
                                                                              17.46             21.80            --     2010
                                                                              10.11             17.46           332     2009
                                                                              22.07             10.11           484     2008
                                                                              15.26             22.07            81     2007
                                                                              12.81             15.26            --     2006
                                                                              10.00             12.81            --     2005
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.57            $11.62            --     2011
                                                                              10.00             12.57            --     2010
----------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.14            $ 6.76            --     2011
                                                                               6.81              7.14            --     2010
                                                                               4.70              6.81            --     2009
                                                                               9.96              4.70            --     2008
                                                                              10.00              9.96           203     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.34            $ 7.53            --     2011
                                                                               7.36              8.34            --     2010
                                                                               6.20              7.36            --     2009
                                                                              11.00              6.20            --     2008
                                                                              10.00             11.00            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.82            $ 9.62            --     2011
                                                                               9.14              9.82            --     2010
                                                                               7.26              9.14            --     2009
                                                                              10.61              7.26            --     2008
                                                                              10.00             10.61            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.49            $ 8.66         6,585     2011
                                                                               8.60              9.49         7,074     2010
                                                                               6.50              8.60        13,166     2009
                                                                              11.15              6.50        14,594     2008
                                                                              10.00             11.15         6,533     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.85            $ 9.96            --     2011
                                                                               9.26             10.85            --     2010
                                                                               5.70              9.26            --     2009
                                                                              11.42              5.70            --     2008
                                                                              10.00             11.42            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.58            $ 8.23            --     2011
                                                                               7.56              8.58            --     2010
                                                                               6.00              7.56           715     2009
                                                                               9.54              6.00            --     2008
                                                                              10.00              9.54         6,245     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.73            $ 9.41           151     2011
                                                                               8.85              9.73           167     2010
                                                                               7.37              8.85           184     2009
                                                                               9.72              7.37           182     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.19            $ 8.74        34,622     2011
                                                                               8.50              9.19        36,634     2010
                                                                               6.96              8.50        48,690     2009
                                                                              10.18              6.96        50,752     2008
                                                                              10.00             10.18        34,458     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.51            $ 7.90            --     2011
                                                                               9.04             10.51            --     2010
                                                                               6.02              9.04            --     2009
                                                                              11.69              6.02            --     2008
                                                                              10.00             11.69            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.80            $ 8.12            --     2011
                                                                               7.06              7.80            --     2010
                                                                               5.98              7.06            --     2009
                                                                              10.28              5.98            --     2008
                                                                              10.00             10.28            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 6.37            $ 5.03        22,523
                                                                                       6.23              6.37        21,103
                                                                                       4.73              6.23        25,143
                                                                                      10.32              4.73        26,748
                                                                                      10.00             10.32        16,395
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 9.52            $ 8.99            --
                                                                                       8.84              9.52            --
                                                                                       6.58              8.84            --
                                                                                      11.15              6.58            --
                                                                                      10.00             11.15            --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $11.13            $11.37            --
                                                                                       8.31             11.13            --
                                                                                       6.00              8.31            --
                                                                                      11.25              6.00            --
                                                                                      10.00             11.25            --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.51            $12.61        11,280
                                                                                      11.17             11.51        14,375
                                                                                      10.33             11.17        25,290
                                                                                      10.71             10.33        23,668
                                                                                      10.00             10.71            --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.74            $ 8.33            --
                                                                                       7.92              8.74            --
                                                                                       6.17              7.92            --
                                                                                       9.98              6.17            --
                                                                                      10.00              9.98            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.51            $10.87        53,805
                                                                                      10.69             11.51        54,736
                                                                                       9.02             10.69        68,575
                                                                                      11.45              9.02        69,831
                                                                                      10.00             11.45        42,903
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.61            $ 8.63            --
                                                                                       7.63              8.61            --
                                                                                       6.14              7.63            --
                                                                                      10.60              6.14            --
                                                                                      10.00             10.60            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.98            $ 8.57            --
                                                                                       7.14              8.98            --
                                                                                       5.68              7.14            --
                                                                                       9.69              5.68            --
                                                                                      10.00              9.69            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.08            $ 9.62            --
                                                                                       8.45             10.08            --
                                                                                       6.81              8.45            --
                                                                                      11.47              6.81            --
                                                                                      10.00             11.47            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.85            $ 7.27         7,777
   Class 2                                                                             7.93              8.85         7,560
                                                                                       5.87              7.93         9,676
                                                                                      11.61              5.87        10,846
                                                                                      10.00             11.61         6,275
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.77            $10.84            --     2011
                                                                         10.07             10.77            --     2010
                                                                          7.12             10.07         7,550     2009
                                                                          9.96              7.12         8,541     2008
                                                                         10.00              9.96         4,909     2007
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.26            $12.62            --     2011
                                                                         10.93             12.26            --     2010
                                                                          7.31             10.93            --     2009
                                                                         10.09              7.31            --     2008
                                                                         10.00             10.09            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 9.87            $ 8.37        10,211     2011
                                                                          8.54              9.87        10,216     2010
                                                                          6.75              8.54         8,430     2009
                                                                         11.85              6.75         9,464     2008
                                                                         10.00             11.85            --     2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.79            $10.18        14,798     2011
                                                                          9.35             10.79        13,491     2010
                                                                          6.89              9.35        14,740     2009
                                                                         10.68              6.89        16,493     2008
                                                                         10.00             10.68        10,279     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.83            $ 9.37            --     2011
                                                                          8.57              9.83            --     2010
                                                                          6.46              8.57           637     2009
                                                                         11.49              6.46            --     2008
                                                                         10.00             11.49         5,328     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.23            $ 8.80            --     2011
                                                                          7.98              9.23            --     2010
                                                                          5.99              7.98            --     2009
                                                                         10.42              5.99            --     2008
                                                                         10.00             10.42            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.00            $ 7.90            --     2011
                                                                          7.10              8.00            --     2010
                                                                          5.58              7.10           604     2009
                                                                          9.95              5.58            --     2008
                                                                         10.00              9.95         4,873     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.75            $ 8.70            --     2011
                                                                          7.79              8.75            --     2010
                                                                          6.26              7.79            --     2009
                                                                         10.98              6.26            --     2008
                                                                         10.00             10.98            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.76            $ 9.57            --     2011
                                                                          8.04              9.76            --     2010
                                                                          6.40              8.04            --     2009
                                                                         12.40              6.40            --     2008
                                                                         10.00             12.40            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.39            $11.95            --     2011
                                                                         10.80             11.39            --     2010
                                                                          9.54             10.80           393     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08         4,657     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.66            $10.19             --    2011
                                                                                    9.25             11.66             --    2010
                                                                                    6.75              9.25            231    2009
                                                                                   11.40              6.75             --    2008
                                                                                   10.00             11.40          2,151    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.41            $ 8.40             --    2011
                                                                                    7.60              9.41             --    2010
                                                                                    4.93              7.60             --    2009
                                                                                   10.32              4.93             --    2008
                                                                                   10.00             10.32             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.31            $10.35        154,583    2011
                                                                                    9.33             10.31        165,364    2010
                                                                                    7.02              9.33        201,762    2009
                                                                                   10.18              7.02        232,782    2008
                                                                                   10.00             10.18        167,477    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30         70,422    2011
                                                                                    7.95              8.59         73,334    2010
                                                                                    6.23              7.95         76,246    2009
                                                                                    9.90              6.23         81,075    2008
                                                                                   10.00              9.90         62,421    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.39            $ 8.15         10,606    2011
                                                                                    7.70              8.39         11,928    2010
                                                                                    6.23              7.70         23,194    2009
                                                                                   10.10              6.23         25,088    2008
                                                                                   10.00             10.10             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.64            $ 6.97             --    2011
                                                                                    7.26              7.64             --    2010
                                                                                    5.65              7.26             --    2009
                                                                                    9.99              5.65             --    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.56            $ 9.22             --    2011
                                                                                    8.74              9.56             --    2010
                                                                                    7.11              8.74             --    2009
                                                                                   10.81              7.11             --    2008
                                                                                   10.00             10.81             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.64            $11.19             --    2011
                                                                                   10.09             10.64             --    2010
                                                                                    9.54             10.09             --    2009
                                                                                   10.25              9.54             --    2008
                                                                                   10.00             10.25             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.57            $10.40             --    2011
                                                                                    9.35             11.57             --    2010
                                                                                    6.74              9.35            239    2009
                                                                                   11.06              6.74             --    2008
                                                                                   10.00             11.06          2,207    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.94            $ 9.75             --    2011
                                                                                   10.14              9.94         20,201    2010
                                                                                   10.31             10.14             --    2009
                                                                                   10.29             10.31             --    2008
                                                                                   10.00             10.29          9,618    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                       $ 9.62            $ 9.44             --    2011
                                                                                   9.82              9.62             --    2010
                                                                                   9.98              9.82             --    2009
                                                                                  10.00              9.98             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.57            $ 9.43             --    2011
                                                                                   8.75              9.57             --    2010
                                                                                   6.43              8.75             --    2009
                                                                                  10.35              6.43             --    2008
                                                                                  10.00             10.35             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 8.81            $ 9.49          3,080    2011
                                                                                   6.97              8.81          3,831    2010
                                                                                   5.24              6.97          5,177    2009
                                                                                   8.35              5.24          6,442    2008
                                                                                  10.00              8.35             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 8.83            $ 8.81             --    2011
                                                                                   7.84              8.83             --    2010
                                                                                   6.33              7.84            412    2009
                                                                                  10.32              6.33             --    2008
                                                                                  10.00             10.32          3,527    2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.89            $10.00             --    2011
                                                                                   7.91              9.89             --    2010
                                                                                   6.17              7.91             --    2009
                                                                                  10.08              6.17             --    2008
                                                                                  10.00             10.08             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 9.59            $ 9.11        259,877    2011
                                                                                   8.94              9.59        274,788    2010
                                                                                   7.56              8.94        267,970    2009
                                                                                  10.92              7.56        276,249    2008
                                                                                  10.00             10.92        182,458    2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 9.27            $ 8.82             --    2011
                                                                                   8.57              9.27             --    2010
                                                                                   6.64              8.57             --    2009
                                                                                  10.59              6.64             --    2008
                                                                                  10.00             10.59             --    2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.60            $10.56          2,645    2011
                                                                                   9.47             11.60          2,860    2010
                                                                                   6.42              9.47             --    2009
                                                                                  10.00              6.42             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.81            $ 9.17             --    2011
                                                                                   8.99              9.81             --    2010
                                                                                   7.01              8.99             --    2009
                                                                                  10.00              7.01             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.24            $ 8.62         10,012    2011
                                                                                   8.63              9.24         10,901    2010
                                                                                   7.58              8.63         20,550    2009
                                                                                  10.00              7.58         20,739    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.89            $ 9.27             --    2011
                                                                                  10.00             10.89             --    2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.60            $12.11         23,586    2011
                                                                                  11.25             11.60         28,485    2010
                                                                                  10.57             11.25         15,636    2009
                                                                                  10.00             10.57         14,613    2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.85            $11.84         7,238     2011
   Shares                                                                      9.76             11.85         8,496     2010
                                                                               7.46              9.76        22,259     2009
                                                                              10.00              7.46        25,632     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.90            $11.89        28,966     2011
                                                                              10.33             11.90        33,787     2010
                                                                               7.23             10.33        27,565     2009
                                                                              10.00              7.23        34,854     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.33            $ 9.38         9,163     2011
                                                                               8.51             10.33         9,762     2010
                                                                               6.56              8.51         8,458     2009
                                                                              10.00              6.56         9,724     2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $11.61            $11.54         7,915     2011
                                                                              10.95             11.61         8,738     2010
                                                                               8.89             10.95         9,264     2009
                                                                              10.80              8.89         9,963     2008
                                                                              10.00             10.80         7,014     2007
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $10.99            $10.03         5,672     2011
                                                                              10.53             10.99         6,068     2010
                                                                               7.36             10.53        20,945     2009
                                                                              13.47              7.36        25,727     2008
                                                                              10.00             13.47         4,600     2007
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.26            $ 9.27            --     2011
   II                                                                          7.57              9.26            --     2010
                                                                               5.75              7.57            --     2009
                                                                               9.88              5.75            --     2008
                                                                              10.00              9.88            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.40            $ 8.87            --     2011
   Class II                                                                    7.64              8.40            --     2010
                                                                               6.36              7.64            --     2009
                                                                               9.97              6.36            --     2008
                                                                              10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.54            $ 7.85            --     2011
   -- Class I                                                                  7.47              8.54            --     2010
                                                                               5.89              7.47            --     2009
                                                                               9.47              5.89            --     2008
                                                                              10.00              9.47            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $10.08            $ 9.92            --     2011
                                                                               9.17             10.08            --     2010
                                                                               6.72              9.17            --     2009
                                                                              10.88              6.72            --     2008
                                                                              10.00             10.88            --     2007
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $ 9.54            $ 9.13            --     2011
                                                                               8.77              9.54            --     2010
                                                                               7.07              8.77            --     2009
                                                                              10.81              7.07            --     2008
                                                                              10.00             10.81            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.63            $ 9.59        11,282     2011
                                                                                  8.96              9.63        12,410     2010
                                                                                  7.76              8.96        13,225     2009
                                                                                 10.19              7.76        13,388     2008
                                                                                 10.00             10.19         9,250     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $11.09            $11.59            --     2011
                                                                                  9.97             11.09            --     2010
                                                                                  7.65              9.97            --     2009
                                                                                 12.55              7.65            --     2008
                                                                                 10.00             12.55            --     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.39            $ 7.27        11,112     2011
                                                                                  6.69              7.39        12,068     2010
                                                                                  5.61              6.69        13,201     2009
                                                                                 10.15              5.61        13,853     2008
                                                                                 10.00             10.15         8,766     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.00            $ 8.70            --     2011
                                                                                  8.41              9.00            --     2010
                                                                                  5.95              8.41            --     2009
                                                                                 11.16              5.95            --     2008
                                                                                 10.00             11.16            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.42            $ 8.45        10,113     2011
                                                                                  8.30              9.42        10,639     2010
                                                                                  6.07              8.30        12,817     2009
                                                                                 10.38              6.07        15,737     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.77            $ 8.58        40,178     2011
                                                                                  7.73              8.77        45,736     2010
                                                                                  6.16              7.73        32,109     2009
                                                                                 10.23              6.16        36,220     2008
                                                                                 10.00             10.23            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.50            $ 9.09        18,853     2011
                                                                                  7.87              9.50        21,043     2010
                                                                                  5.87              7.87         5,016     2009
                                                                                  9.65              5.87         5,568     2008
                                                                                 10.00              9.65         3,777     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.35            $ 8.26            --     2011
                                                                                  6.70              8.35            --     2010
                                                                                  5.16              6.70            --     2009
                                                                                 10.37              5.16            --     2008
                                                                                 10.00             10.37            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.56            $11.55            --     2011
                                                                                 10.43             11.56            --     2010
                                                                                  8.76             10.43            --     2009
                                                                                 10.63              8.76            --     2008
                                                                                 10.00             10.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.73            $11.89         7,243     2011
                                                                                 10.45             11.73         8,504     2010
                                                                                  7.60             10.45         6,862     2009
                                                                                 10.14              7.60         8,473     2008
                                                                                 10.00             10.14            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.61            $15.81            --     2011
                                                                              11.53             12.61            --     2010
                                                                              12.30             11.53         6,383     2009
                                                                              10.69             12.30         5,027     2008
                                                                              10.00             10.69         4,605     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.78            $11.68        29,275     2011
                                                                              11.41             11.78        33,723     2010
                                                                              10.27             11.41        51,874     2009
                                                                              10.52             10.27        48,220     2008
                                                                              10.00             10.52        27,959     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.95            $13.15        21,772     2011
                                                                              12.21             12.95        25,605     2010
                                                                              10.92             12.21        14,797     2009
                                                                              10.63             10.92        14,146     2008
                                                                              10.00             10.63         4,622     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.39            $11.41            --     2011
                                                                               9.80             11.39            --     2010
                                                                               6.58              9.80            --     2009
                                                                              11.55              6.58            --     2008
                                                                              10.00             11.55            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.44            $ 9.77            --     2011
                                                                               9.92             10.44            --     2010
                                                                               6.42              9.92           444     2009
                                                                              10.81              6.42            --     2008
                                                                              10.00             10.81         4,465     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.21            $10.00            --     2011
                                                                               9.34             10.21            --     2010
                                                                               6.70              9.34            --     2009
                                                                              10.94              6.70            --     2008
                                                                              10.00             10.94            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $14.97            $11.84            --     2011
                                                                              11.97             14.97            --     2010
                                                                               6.92             11.97         3,099     2009
                                                                              15.08              6.92         4,741     2008
                                                                              10.00             15.08           844     2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.58            $11.65            --     2011
                                                                              10.00             12.58            --     2010
----------------------------------------------------------------------------------------------------------------------------

   PAYMENT OPTIMIZER PLUS 2006 (FOR JOINT ANNUITANT CONTRACTS) WITH ENHANCE
                        BENEFIT PAYMENT OPTION ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.05            $ 6.66           --      2011
                                                                               6.74              7.05           --      2010
                                                                               4.67              6.74           --      2009
                                                                               9.93              4.67           --      2008
                                                                              10.00              9.93           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.23            $ 7.41           --      2011
                                                                               7.29              8.23           --      2010
                                                                               6.16              7.29           --      2009
                                                                              10.96              6.16           --      2008
                                                                              10.00             10.96           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.70            $ 9.47           --      2011
                                                                               9.06              9.70           --      2010
                                                                               7.22              9.06           --      2009
                                                                              10.57              7.22           --      2008
                                                                              10.00             10.57           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.38            $ 8.53          110      2011
                                                                               8.52              9.38          119      2010
                                                                               6.46              8.52          179      2009
                                                                              11.11              6.46          202      2008
                                                                              10.00             11.11          359      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.72            $ 9.81           --      2011
                                                                               9.17             10.72           --      2010
                                                                               5.66              9.17           --      2009
                                                                              11.39              5.66           --      2008
                                                                              10.00             11.39           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.47            $ 8.11           --      2011
                                                                               7.49              8.47           --      2010
                                                                               5.97              7.49           --      2009
                                                                               9.51              5.97           --      2008
                                                                              10.00              9.51          346      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.62            $ 9.28           --      2011
                                                                               8.78              9.62           --      2010
                                                                               7.33              8.78           --      2009
                                                                               9.70              7.33           --      2008
                                                                              10.00              9.70           --      2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.10            $ 8.62           --      2011
                                                                               8.44              9.10           --      2010
                                                                               6.93              8.44           --      2009
                                                                              10.16              6.93           --      2008
                                                                              10.00             10.16           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.39            $ 7.78           --      2011
                                                                               8.96             10.39           --      2010
                                                                               5.98              8.96           --      2009
                                                                              11.65              5.98           --      2008
                                                                              10.00             11.65           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 7.99           --      2011
                                                                               6.99              7.71           --      2010
                                                                               5.94              6.99           --      2009
                                                                              10.25              5.94           --      2008
                                                                              10.00             10.25           --      2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 6.29            $ 4.95          381
                                                                                       6.17              6.29          354
                                                                                       4.70              6.17          329
                                                                                      10.29              4.70          370
                                                                                      10.00             10.29          905
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 9.41            $ 8.85           --
                                                                                       8.76              9.41           --
                                                                                       6.54              8.76           --
                                                                                      11.12              6.54           --
                                                                                      10.00             11.12           --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $10.99            $11.20           --
                                                                                       8.23             10.99           --
                                                                                       5.96              8.23           --
                                                                                      11.22              5.96           --
                                                                                      10.00             11.22           --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.37            $12.42          186
                                                                                      11.06             11.37          245
                                                                                      10.27             11.06          368
                                                                                      10.67             10.27          329
                                                                                      10.00             10.67           --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.63            $ 8.20           --
                                                                                       7.85              8.63           --
                                                                                       6.13              7.85           --
                                                                                       9.95              6.13           --
                                                                                      10.00              9.95           --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.37            $10.71           --
                                                                                      10.59             11.37           --
                                                                                       8.96             10.59           --
                                                                                      11.41              8.96           --
                                                                                      10.00             11.41           --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.50            $ 8.50           --
                                                                                       7.56              8.50           --
                                                                                       6.10              7.56           --
                                                                                      10.57              6.10           --
                                                                                      10.00             10.57           --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.87            $ 8.44           --
                                                                                       7.07              8.87           --
                                                                                       5.65              7.07           --
                                                                                       9.66              5.65           --
                                                                                      10.00              9.66           --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.95            $ 9.47           --
                                                                                       8.38              9.95           --
                                                                                       6.77              8.38           --
                                                                                      11.43              6.77           --
                                                                                      10.00             11.43           --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.74            $ 7.16          131
   Class 2                                                                             7.86              8.74          127
                                                                                       5.83              7.86          128
                                                                                      11.58              5.83          150
                                                                                      10.00             11.58          344
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.64            $10.67           --      2011
                                                                          9.98             10.64           --      2010
                                                                          7.07              9.98          102      2009
                                                                          9.93              7.07          121      2008
                                                                         10.00              9.93          267      2007
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.11            $12.43           --      2011
                                                                         10.83             12.11           --      2010
                                                                          7.27             10.83           --      2009
                                                                         10.06              7.27           --      2008
                                                                         10.00             10.06           --      2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 9.75            $ 8.24          171      2011
                                                                          8.47              9.75          172      2010
                                                                          6.71              8.47          119      2009
                                                                         11.82              6.71          132      2008
                                                                         10.00             11.82           --      2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.66            $10.02           --      2011
                                                                          9.26             10.66           --      2010
                                                                          6.85              9.26           --      2009
                                                                         10.64              6.85           --      2008
                                                                         10.00             10.64           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.71            $ 9.23           --      2011
                                                                          8.50              9.71           --      2010
                                                                          6.42              8.50           --      2009
                                                                         11.45              6.42           --      2008
                                                                         10.00             11.45          289      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.12            $ 8.67           --      2011
                                                                          7.91              9.12           --      2010
                                                                          5.96              7.91           --      2009
                                                                         10.39              5.96           --      2008
                                                                         10.00             10.39           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.91            $ 7.78           --      2011
                                                                          7.04              7.91           --      2010
                                                                          5.54              7.04           --      2009
                                                                          9.92              5.54           --      2008
                                                                         10.00              9.92          267      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.65            $ 8.57           --      2011
                                                                          7.72              8.65           --      2010
                                                                          6.22              7.72           --      2009
                                                                         10.95              6.22           --      2008
                                                                         10.00             10.95           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.64            $ 9.42           --      2011
                                                                          7.96              9.64           --      2010
                                                                          6.37              7.96           --      2009
                                                                         12.36              6.37           --      2008
                                                                         10.00             12.36           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.26            $11.78           --      2011
                                                                         10.71             11.26           --      2010
                                                                          9.49             10.71           --      2009
                                                                         10.06              9.49           --      2008
                                                                         10.00             10.06          266      2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.52            $10.04           --      2011
                                                                                    9.16             11.52           --      2010
                                                                                    6.71              9.16           --      2009
                                                                                   11.36              6.71           --      2008
                                                                                   10.00             11.36          117      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.30            $ 8.27           --      2011
                                                                                    7.53              9.30           --      2010
                                                                                    4.90              7.53           --      2009
                                                                                   10.29              4.90           --      2008
                                                                                   10.00             10.29           --      2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $10.19           --      2011
                                                                                    9.25             10.18           --      2010
                                                                                    6.98              9.25           --      2009
                                                                                   10.14              6.98           --      2008
                                                                                   10.00             10.14           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.51            $ 8.19           --      2011
                                                                                    7.89              8.51           --      2010
                                                                                    6.20              7.89           --      2009
                                                                                    9.89              6.20           --      2008
                                                                                   10.00              9.89           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.29            $ 8.02          175      2011
                                                                                    7.63              8.29          199      2010
                                                                                    6.19              7.63          330      2009
                                                                                   10.07              6.19          353      2008
                                                                                   10.00             10.07           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.55            $ 6.87           --      2011
                                                                                    7.19              7.55           --      2010
                                                                                    5.61              7.19           --      2009
                                                                                    9.96              5.61           --      2008
                                                                                   10.00              9.96           --      2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $ 9.08           --      2011
                                                                                    8.66              9.44           --      2010
                                                                                    7.06              8.66           --      2009
                                                                                   10.77              7.06           --      2008
                                                                                   10.00             10.77           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.51            $11.02           --      2011
                                                                                   10.00             10.51           --      2010
                                                                                    9.48             10.00           --      2009
                                                                                   10.22              9.48           --      2008
                                                                                   10.00             10.22           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.43            $10.24           --      2011
                                                                                    9.27             11.43           --      2010
                                                                                    6.70              9.27           --      2009
                                                                                   11.03              6.70           --      2008
                                                                                   10.00             11.03          142      2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.82            $ 9.60           --      2011
                                                                                   10.04              9.82           --      2010
                                                                                   10.25             10.04           --      2009
                                                                                   10.25             10.25           --      2008
                                                                                   10.00             10.25           --      2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                       $ 9.55            $ 9.33            --     2011
                                                                                   9.77              9.55            --     2010
                                                                                   9.96              9.77            --     2009
                                                                                  10.00              9.96            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.45            $ 9.29            --     2011
                                                                                   8.67              9.45            --     2010
                                                                                   6.39              8.67            --     2009
                                                                                  10.32              6.39            --     2008
                                                                                  10.00             10.32            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 8.71            $ 9.35            50     2011
                                                                                   6.91              8.71            64     2010
                                                                                   5.20              6.91            71     2009
                                                                                   8.32              5.20            90     2008
                                                                                  10.00              8.32            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 8.72            $ 8.67            --     2011
                                                                                   7.77              8.72            --     2010
                                                                                   6.29              7.77            --     2009
                                                                                  10.29              6.29            --     2008
                                                                                  10.00             10.29           199     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.77            $ 9.85            --     2011
                                                                                   7.84              9.77            --     2010
                                                                                   6.13              7.84            --     2009
                                                                                  10.05              6.13            --     2008
                                                                                  10.00             10.05            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 9.47            $ 8.97         5,154     2011
                                                                                   8.86              9.47         5,164     2010
                                                                                   7.52              8.86         5,175     2009
                                                                                  10.89              7.52         5,189     2008
                                                                                  10.00             10.89         5,200     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 9.16            $ 8.69            --     2011
                                                                                   8.49              9.16            --     2010
                                                                                   6.60              8.49            --     2009
                                                                                  10.56              6.60            --     2008
                                                                                  10.00             10.56            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.52            $10.45            45     2011
                                                                                   9.43             11.52            48     2010
                                                                                   6.41              9.43            --     2009
                                                                                  10.00              6.41            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.74            $ 9.08            --     2011
                                                                                   8.95              9.74            --     2010
                                                                                   7.00              8.95            --     2009
                                                                                  10.00              7.00            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.18            $ 8.54           164     2011
                                                                                   8.60              9.18           180     2010
                                                                                   7.57              8.60           291     2009
                                                                                  10.00              7.57           292     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.87            $ 9.22            --     2011
                                                                                  10.00             10.87            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.52            $11.99           387     2011
                                                                                  11.21             11.52           483     2010
                                                                                  10.56             11.21           226     2009
                                                                                  10.00             10.56           202     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.77            $11.72          120      2011
   Shares                                                                      9.72             11.77          142      2010
                                                                               7.45              9.72          310      2009
                                                                              10.00              7.45          357      2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.81            $11.77          475      2011
                                                                              10.28             11.81          561      2010
                                                                               7.22             10.28          390      2009
                                                                              10.00              7.22          487      2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.26            $ 9.28          151      2011
                                                                               8.47             10.26          161      2010
                                                                               6.56              8.47          118      2009
                                                                              10.00              6.56          137      2008
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $11.47            $11.36           --      2011
                                                                              10.85             11.47           --      2010
                                                                               8.84             10.85           --      2009
                                                                              10.77              8.84           --      2008
                                                                              10.00             10.77           --      2007
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $10.86            $ 9.88           95      2011
                                                                              10.43             10.86          101      2010
                                                                               7.31             10.43          290      2009
                                                                              13.43              7.31          360      2008
                                                                              10.00             13.43          244      2007
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $ 9.15            $ 9.13           --      2011
   II                                                                          7.50              9.15           --      2010
                                                                               5.72              7.50           --      2009
                                                                               9.85              5.72           --      2008
                                                                              10.00              9.85           --      2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.31            $ 8.75           --      2011
   Class II                                                                    7.58              8.31           --      2010
                                                                               6.32              7.58           --      2009
                                                                               9.95              6.32           --      2008
                                                                              10.00              9.95           --      2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.44            $ 7.74           --      2011
   -- Class I                                                                  7.41              8.44           --      2010
                                                                               5.86              7.41           --      2009
                                                                               9.45              5.86           --      2008
                                                                              10.00              9.45           --      2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $ 9.96            $ 9.77           --      2011
                                                                               9.08              9.96           --      2010
                                                                               6.68              9.08           --      2009
                                                                              10.84              6.68           --      2008
                                                                              10.00             10.84           --      2007
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $ 9.42            $ 8.99           --      2011
                                                                               8.69              9.42           --      2010
                                                                               7.03              8.69           --      2009
                                                                              10.77              7.03           --      2008
                                                                              10.00             10.77           --      2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.51            $ 9.44           --      2011
                                                                                  8.87              9.51           --      2010
                                                                                  7.71              8.87           --      2009
                                                                                 10.16              7.71           --      2008
                                                                                 10.00             10.16           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $10.96            $11.41           --      2011
                                                                                  9.88             10.96           --      2010
                                                                                  7.60              9.88           --      2009
                                                                                 12.51              7.60           --      2008
                                                                                 10.00             12.51           --      2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.30            $ 7.16           --      2011
                                                                                  6.63              7.30           --      2010
                                                                                  5.58              6.63           --      2009
                                                                                 10.12              5.58           --      2008
                                                                                 10.00             10.12           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.89            $ 8.57           --      2011
                                                                                  8.33              8.89           --      2010
                                                                                  5.91              8.33           --      2009
                                                                                 11.13              5.91           --      2008
                                                                                 10.00             11.13           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.30            $ 8.32          169      2011
                                                                                  8.22              9.30          179      2010
                                                                                  6.04              8.22          183      2009
                                                                                 10.35              6.04          219      2008
                                                                                 10.00             10.35           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.67            $ 8.45          662      2011
                                                                                  7.66              8.67          763      2010
                                                                                  6.12              7.66          458      2009
                                                                                 10.20              6.12          510      2008
                                                                                 10.00             10.20           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.38            $ 8.95          313      2011
                                                                                  7.80              9.38          352      2010
                                                                                  5.83              7.80           64      2009
                                                                                  9.62              5.83           79      2008
                                                                                 10.00              9.62          205      2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.25            $ 8.13           --      2011
                                                                                  6.64              8.25           --      2010
                                                                                  5.13              6.64           --      2009
                                                                                 10.34              5.13           --      2008
                                                                                 10.00             10.34           --      2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.42            $11.38           --      2011
                                                                                 10.34             11.42           --      2010
                                                                                  8.71             10.34           --      2009
                                                                                 10.60              8.71           --      2008
                                                                                 10.00             10.60           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.59            $11.71          119      2011
                                                                                 10.36             11.59          143      2010
                                                                                  7.56             10.36           98      2009
                                                                                 10.10              7.56          115      2008
                                                                                 10.00             10.10           --      2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.46            $15.57            --     2011
                                                                              11.42             12.46            --     2010
                                                                              12.22             11.42            89     2009
                                                                              10.66             12.22            69     2008
                                                                              10.00             10.66           254     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.64            $11.50           484     2011
                                                                              11.31             11.64           572     2010
                                                                              10.21             11.31           718     2009
                                                                              10.49             10.21           671     2008
                                                                              10.00             10.49         1,525     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.79            $12.95           359     2011
                                                                              12.10             12.79           436     2010
                                                                              10.86             12.10           210     2009
                                                                              10.60             10.86           196     2008
                                                                              10.00             10.60           253     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.25            $11.23            --     2011
                                                                               9.71             11.25            --     2010
                                                                               6.54              9.71            --     2009
                                                                              11.51              6.54            --     2008
                                                                              10.00             11.51            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.31            $ 9.62            --     2011
                                                                               9.82             10.31            --     2010
                                                                               6.39              9.82            --     2009
                                                                              10.78              6.39            --     2008
                                                                              10.00             10.78           245     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.09            $ 9.85            --     2011
                                                                               9.26             10.09            --     2010
                                                                               6.66              9.26            --     2009
                                                                              10.91              6.66            --     2008
                                                                              10.00             10.91            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $14.79            $11.66            --     2011
                                                                              11.87             14.79            --     2010
                                                                               6.88             11.87            42     2009
                                                                              15.04              6.88            64     2008
                                                                              10.00             15.04            44     2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.60            --     2011
                                                                              10.00             12.56            --     2010
----------------------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.18            $ 7.76         1,168     2011
                                                                               7.79              8.18         3,774     2010
                                                                               5.37              7.79         4,417     2009
                                                                              11.38              5.37         5,295     2008
                                                                              11.44             11.38         5,445     2007
                                                                              10.32             11.44         5,295     2006
                                                                              10.00             10.32         4,738     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.35            $ 8.45            --     2011
                                                                               8.25              9.35            --     2010
                                                                               6.94              8.25            --     2009
                                                                              12.30              6.94            --     2008
                                                                              11.19             12.30            --     2007
                                                                              10.72             11.19            --     2006
                                                                              10.00             10.72            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.62            $10.42            --     2011
                                                                               9.88             10.62            --     2010
                                                                               7.84              9.88           615     2009
                                                                              11.44              7.84           612     2008
                                                                              10.78             11.44           578     2007
                                                                              10.00             10.78           595     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.69            $12.50         6,245     2011
                                                                              12.39             13.69         7,367     2010
                                                                               9.35             12.39        10,249     2009
                                                                              16.03              9.35         9,512     2008
                                                                              14.27             16.03         9,242     2007
                                                                              11.37             14.27        10,551     2006
                                                                              10.00             11.37         3,043     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $11.45            $10.52            --     2011
                                                                               9.76             11.45            --     2010
                                                                               6.00              9.76            --     2009
                                                                              12.02              6.00            --     2008
                                                                              10.50             12.02            --     2007
                                                                              10.42             10.50            --     2006
                                                                              10.00             10.42            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.13            $ 9.74         4,757     2011
                                                                               8.92             10.13         4,170     2010
                                                                               7.08              8.92         5,603     2009
                                                                              11.24              7.08         5,398     2008
                                                                              11.72             11.24        10,611     2007
                                                                              10.29             11.72         7,239     2006
                                                                              10.00             10.29           619     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.76            $ 9.46            --     2011
                                                                               8.88              9.76            --     2010
                                                                               7.38              8.88            --     2009
                                                                               9.73              7.38            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.22            $ 8.77            --     2011
                                                                               8.52              9.22            --     2010
                                                                               6.97              8.52            --     2009
                                                                              10.18              6.97         4,625     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.86            $ 8.92            --     2011
                                                                         10.19             11.86            --     2010
                                                                          6.78             10.19            --     2009
                                                                         13.14              6.78            --     2008
                                                                         11.17             13.14            --     2007
                                                                         10.50             11.17            --     2006
                                                                         10.00             10.50            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.20            $ 9.58         4,651     2011
                                                                          8.31              9.20         4,917     2010
                                                                          7.04              8.31         5,597     2009
                                                                         12.09              7.04         5,498     2008
                                                                         11.75             12.09        10,590     2007
                                                                         10.23             11.75         4,792     2006
                                                                         10.00             10.23         3,321     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.69            $ 7.66        22,119     2011
                                                                          9.47              9.69        20,517     2010
                                                                          7.18              9.47        21,755     2009
                                                                         15.65              7.18        19,733     2008
                                                                         15.11             15.65        20,014     2007
                                                                         11.39             15.11        19,873     2006
                                                                         10.00             11.39         6,631     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.28            $ 9.71         2,450     2011
                                                                          9.53             10.28         2,389     2010
                                                                          7.08              9.53         2,403     2009
                                                                         11.99              7.08         2,612     2008
                                                                         10.76             11.99         2,256     2007
                                                                         11.03             10.76         2,375     2006
                                                                         10.00             11.03         1,808     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.43            $10.67            --     2011
                                                                          7.78             10.43            --     2010
                                                                          5.61              7.78            --     2009
                                                                         10.52              5.61            --     2008
                                                                          9.43             10.52            --     2007
                                                                         10.00              9.43            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.65            $12.78        11,737     2011
                                                                         11.30             11.65        14,835     2010
                                                                         10.44             11.30        18,723     2009
                                                                         10.81             10.44        14,517     2008
                                                                         10.06             10.81         6,820     2007
                                                                         10.09             10.06         7,056     2006
                                                                         10.00             10.09         2,217     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.73            $10.24         1,415     2011
                                                                          9.72             10.73           455     2010
                                                                          7.56              9.72           470     2009
                                                                         12.21              7.56           494     2008
                                                                         12.26             12.21         2,279     2007
                                                                         10.27             12.26         2,422     2006
                                                                         10.00             10.27            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.17            $13.41        20,443     2011
                                                                              13.16             14.17        21,913     2010
                                                                              11.09             13.16        21,848     2009
                                                                              14.06             11.09        21,493     2008
                                                                              12.27             14.06         1,920     2007
                                                                              10.74             12.27         2,063     2006
                                                                              10.00             10.74            --     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $ 9.47            $ 9.51            --     2011
                                                                               8.38              9.47            --     2010
                                                                               6.74              8.38            --     2009
                                                                              11.63              6.74            --     2008
                                                                              10.96             11.63            --     2007
                                                                              10.45             10.96            --     2006
                                                                              10.00             10.45            --     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $10.63            $10.16           741     2011
                                                                               8.44             10.63           257     2010
                                                                               6.72              8.44           295     2009
                                                                              11.45              6.72           304     2008
                                                                              11.80             11.45           976     2007
                                                                              10.71             11.80           875     2006
                                                                              10.00             10.71           652     2005
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $10.99            $10.50         5,440     2011
                                                                               9.21             10.99         4,932     2010
                                                                               7.41              9.21         5,388     2009
                                                                              12.47              7.41         5,373     2008
                                                                              10.82             12.47         4,499     2007
                                                                              10.39             10.82         4,984     2006
                                                                              10.00             10.39         2,686     2005
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $13.17            $10.83         6,519     2011
   Fund -- Class 2                                                            11.79             13.17         6,182     2010
                                                                               8.71             11.79         7,326     2009
                                                                              17.23              8.71         7,309     2008
                                                                              14.67             17.23        10,680     2007
                                                                              12.13             14.67        11,242     2006
                                                                              10.00             12.13         1,854     2005
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.33            $11.40           438     2011
                                                                              10.58             11.33           489     2010
                                                                               7.47             10.58         5,032     2009
                                                                              10.44              7.47         4,136     2008
                                                                              10.47             10.44         4,574     2007
                                                                              10.11             10.47            --     2006
                                                                              10.00             10.11            --     2005
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $13.46            $13.86           274     2011
                                                                              11.99             13.46           291     2010
                                                                               8.01             11.99           653     2009
                                                                              11.04              8.01           836     2008
                                                                              10.90             11.04         2,669     2007
                                                                              10.05             10.90         1,208     2006
                                                                              10.00             10.05           394     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $11.91            $10.11         6,648     2011
                                                                         10.30             11.91         6,789     2010
                                                                          8.13             10.30         4,489     2009
                                                                         14.26              8.13         4,042     2008
                                                                         12.05             14.26            --     2007
                                                                         10.71             12.05            --     2006
                                                                         10.00             10.71            --     2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.96            $11.41        42,735     2011
                                                                         10.69             11.96        42,480     2010
                                                                          8.46             10.69        56,211     2009
                                                                         12.12              8.46        57,590     2008
                                                                         10.72             12.12        65,516     2007
                                                                         10.20             10.72        72,542     2006
                                                                         10.00             10.20        34,391     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.26            $10.63           994     2011
                                                                          9.74             11.26        12,385     2010
                                                                          7.17              9.74         1,221     2009
                                                                         11.10              7.17         1,106     2008
                                                                         10.40             11.10         2,168     2007
                                                                         10.00             10.40         2,177     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.80            $11.26            --     2011
                                                                         10.28             11.80            --     2010
                                                                          7.73             10.28           907     2009
                                                                         13.74              7.73            --     2008
                                                                         11.94             13.74         4,315     2007
                                                                         10.92             11.94         4,096     2006
                                                                         10.00             10.92            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.55            $11.02            --     2011
                                                                          9.97             11.55            --     2010
                                                                          7.48              9.97            --     2009
                                                                         13.00              7.48            --     2008
                                                                         12.41             13.00            --     2007
                                                                         11.11             12.41            --     2006
                                                                         10.00             11.11            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.79            $ 9.67         1,445     2011
                                                                          8.68              9.79         3,043     2010
                                                                          6.81              8.68         5,128     2009
                                                                         12.13              6.81         4,997     2008
                                                                         12.20             12.13        10,483     2007
                                                                         10.36             12.20         6,620     2006
                                                                         10.00             10.36         3,023     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.51            $10.45            --     2011
                                                                          9.34             10.51            --     2010
                                                                          7.50              9.34            --     2009
                                                                         13.14              7.50            --     2008
                                                                         11.97             13.14            --     2007
                                                                         10.81             11.97            --     2006
                                                                         10.00             10.81            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.66            $10.46         1,045     2011
                                                                          8.76             10.66           375     2010
                                                                          6.98              8.76           456     2009
                                                                         13.49              6.98           847     2008
                                                                         10.86             13.49         2,065     2007
                                                                         10.38             10.86         2,382     2006
                                                                         10.00             10.38         1,394     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.43            $12.01             --    2011
                                                                                   10.83             11.43             --    2010
                                                                                    9.56             10.83            672    2009
                                                                                   10.09              9.56             --    2008
                                                                                   10.00             10.09          4,760    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.21            $12.43          2,395    2011
                                                                                   11.26             14.21          3,151    2010
                                                                                    8.21             11.26          4,137    2009
                                                                                   13.85              8.21          4,418    2008
                                                                                   12.23             13.85          6,823    2007
                                                                                   11.09             12.23          5,486    2006
                                                                                   10.00             11.09          4,432    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.06            $ 9.88             --    2011
                                                                                    8.92             11.06             --    2010
                                                                                    5.78              8.92             --    2009
                                                                                   12.10              5.78             --    2008
                                                                                   11.69             12.10             --    2007
                                                                                   10.27             11.69             --    2006
                                                                                   10.00             10.27             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.72            $11.78        316,521    2011
                                                                                   10.60             11.72        323,466    2010
                                                                                    7.97             10.60        348,817    2009
                                                                                   11.54              7.97        401,050    2008
                                                                                   11.33             11.54        390,227    2007
                                                                                    9.76             11.33        375,235    2006
                                                                                   10.00              9.76        112,002    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33             --    2011
                                                                                    7.97              8.62             --    2010
                                                                                    6.23              7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.50            $10.20          7,232    2011
                                                                                    9.62             10.50          8,246    2010
                                                                                    7.77              9.62         11,914    2009
                                                                                   12.60              7.77         10,306    2008
                                                                                   12.40             12.60             --    2007
                                                                                   10.67             12.40          3,985    2006
                                                                                   10.00             10.67             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.50            $ 7.76             --    2011
                                                                                    8.07              8.50             --    2010
                                                                                    6.27              8.07             --    2009
                                                                                   11.07              6.27             --    2008
                                                                                   11.03             11.07             --    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.29            $10.91             --    2011
                                                                                   10.31             11.29             --    2010
                                                                                    8.38             10.31             --    2009
                                                                                   12.73              8.38             --    2008
                                                                                   11.78             12.73             --    2007
                                                                                   10.18             11.78             --    2006
                                                                                   10.00             10.18             --    2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.95            $11.52          1,030    2011
                                                         10.37             10.95             --    2010
                                                          9.80             10.37             --    2009
                                                         10.52              9.80             --    2008
                                                         10.22             10.52             --    2007
                                                          9.98             10.22         11,971    2006
                                                         10.00              9.98             --    2005
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.94            $11.65            782    2011
                                                         10.45             12.94            362    2010
                                                          7.53             10.45            778    2009
                                                         12.34              7.53            814    2008
                                                         11.16             12.34          5,234    2007
                                                         10.49             11.16            799    2006
                                                         10.00             10.49            384    2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.32            $10.13          8,080    2011
                                                         10.52             10.32          9,272    2010
                                                         10.69             10.52          9,517    2009
                                                         10.65             10.69          7,958    2008
                                                         10.34             10.65         19,249    2007
                                                         10.07             10.34         18,289    2006
                                                         10.00             10.07          7,860    2005
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.31            $10.17             --    2011
                                                          9.41             10.31             --    2010
                                                          6.91              9.41             --    2009
                                                         11.12              6.91             --    2008
                                                         10.76             11.12             --    2007
                                                         10.05             10.76             --    2006
                                                         10.00             10.05             --    2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $11.77            $12.70          1,781    2011
                                                          9.30             11.77          2,261    2010
                                                          6.98              9.30          2,498    2009
                                                         11.12              6.98          2,505    2008
                                                         13.31             11.12             --    2007
                                                         10.19             13.31             --    2006
                                                         10.00             10.19             --    2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.24            $10.22             --    2011
                                                          9.08             10.24             --    2010
                                                          7.33              9.08            613    2009
                                                         11.93              7.33             --    2008
                                                         11.56             11.93          2,957    2007
                                                         10.21             11.56             --    2006
                                                         10.00             10.21             --    2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.17            $11.30             --    2011
                                                          8.92             11.17             --    2010
                                                          6.95              8.92             --    2009
                                                          1.34              6.95             --    2008
                                                         11.29             11.34          2,513    2007
                                                         10.15             11.29            116    2006
                                                         10.00             10.15             --    2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.14            $10.62        364,829    2011
                                                         10.35             11.14        400,068    2010
                                                          8.73             10.35        425,745    2009
                                                         12.58              8.73        496,830    2008
                                                         11.48             12.58        565,841    2007
                                                         10.28             11.48        579,761    2006
                                                         10.00             10.28        251,635    2005
-------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.21            $ 9.71        119,442    2011
                                                                               9.51             10.21        153,306    2010
                                                                               8.04              9.51        147,992    2009
                                                                              11.60              8.04        144,324    2008
                                                                              10.59             11.60        169,070    2007
                                                                              10.00             10.59        154,816    2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $10.71            $10.21             --    2011
                                                                               9.90             10.71             --    2010
                                                                               7.66              9.90             --    2009
                                                                              12.20              7.66             --    2008
                                                                              11.51             12.20             --    2007
                                                                              10.10             11.51             --    2006
                                                                              10.00             10.10             --    2005
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.63            $10.60          2,172    2011
                                                                               9.48             11.63          2,379    2010
                                                                               6.42              9.48             --    2009
                                                                              10.00              6.42             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.83            $ 9.20             --    2011
                                                                               9.00              9.83             --    2010
                                                                               7.01              9.00             --    2009
                                                                              10.00              7.01             --    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.26            $ 8.65          8,392    2011
                                                                               8.65              9.26          9,284    2010
                                                                               7.58              8.65         13,176    2009
                                                                              10.00              7.58         10,595    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.90            $ 9.28            960    2011
                                                                              10.00             10.90            929    2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.63            $12.15         18,318    2011
   Shares                                                                     11.27             11.63         22,521    2010
                                                                              10.57             11.27          9,955    2009
                                                                              10.00             10.57          7,535    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.88            $11.88          6,179    2011
   Shares                                                                      9.77             11.88          7,374    2010
                                                                               7.46              9.77         14,311    2009
                                                                              10.00              7.46         13,223    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.93            $11.93         22,796    2011
                                                                              10.34             11.93         27,055    2010
                                                                               7.23             10.34         17,685    2009
                                                                              10.00              7.23         17,857    2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.36            $ 9.41          7,205    2011
                                                                               8.52             10.36          7,820    2010
                                                                               6.57              8.52          5,434    2009
                                                                              10.00              6.57          4,973    2008
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $11.75            $10.79          3,185    2011
                                                                               9.57             11.75          3,083    2010
                                                                               7.33              9.57          4,420    2009
                                                                              11.86              7.33          4,979    2008
                                                                              11.71             11.86          5,895    2007
                                                                              10.27             11.71          5,873    2006
                                                                              10.00             10.27          1,675    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $13.14            $13.07        48,723     2011
                                                                              12.38             13.14        51,517     2010
                                                                              10.04             12.38        49,966     2009
                                                                              12.19             10.04        31,409     2008
                                                                              11.26             12.19        20,663     2007
                                                                              10.39             11.26        21,332     2006
                                                                              10.00             10.39        12,086     2005
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $12.28            $11.22         4,672     2011
                                                                              11.75             12.28         5,081     2010
                                                                               8.20             11.75        12,543     2009
                                                                              15.00              8.20        11,869     2008
                                                                              11.19             15.00         3,985     2007
                                                                              10.44             11.19         5,432     2006
                                                                              10.00             10.44            --     2005
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $10.83            $10.86            51     2011
   II                                                                          8.85             10.83            64     2010
                                                                               6.72              8.85            71     2009
                                                                              11.52              6.72           553     2008
                                                                              11.69             11.52         6,723     2007
                                                                              10.75             11.69         3,073     2006
                                                                              10.00             10.75            --     2005
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.43            $ 8.92         7,965     2011
   Class II                                                                    7.66              8.43        10,263     2010
                                                                               6.37              7.66        10,319     2009
                                                                               9.97              6.37        13,934     2008
                                                                              10.00              9.97        13,731     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.57            $ 7.89         4,857     2011
   -- Class I                                                                  7.49              8.57         4,728     2010
                                                                               5.90              7.49         4,916     2009
                                                                               9.48              5.90         5,506     2008
                                                                              10.00              9.48         4,695     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $10.93            $10.76           318     2011
                                                                               9.93             10.93         2,721     2010
                                                                               7.27              9.93         3,573     2009
                                                                              11.75              7.27         4,115     2008
                                                                              10.79             11.75         4,097     2007
                                                                              10.24             10.79         4,393     2006
                                                                              10.00             10.24         3,230     2005
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                       $11.02            $10.55            --     2011
                                                                              10.12             11.02            --     2010
                                                                               8.15             10.12            --     2009
                                                                              12.44              8.15            --     2008
                                                                              11.52             12.44            --     2007
                                                                              10.42             11.52            --     2006
                                                                              10.00             10.42            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $14.78            $12.99            138    2011
                                                                      11.08             14.78            124    2010
                                                                       6.93             11.08            464    2009
                                                                      11.67              6.93            600    2008
                                                                      11.63             11.67            477    2007
                                                                      10.49             11.63            458    2006
                                                                      10.00             10.49             --    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.63            $10.60         70,474    2011
                                                                       9.88             10.63         93,441    2010
                                                                       8.55              9.88        106,212    2009
                                                                      11.21              8.55        108,269    2008
                                                                      10.99             11.21        147,213    2007
                                                                      10.03             10.99        147,014    2006
                                                                      10.00             10.03         79,092    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $15.11            $15.80             --    2011
                                                                      13.57             15.11             --    2010
                                                                      10.40             13.57             --    2009
                                                                      17.04             10.40             --    2008
                                                                      13.61             17.04             --    2007
                                                                      10.59             13.61             --    2006
                                                                      10.00             10.59             --    2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.10            $ 7.98         89,649    2011
                                                                       7.32              8.10         90,084    2010
                                                                       6.14              7.32        102,124    2009
                                                                      11.09              6.14         65,153    2008
                                                                      10.92             11.09         57,626    2007
                                                                      10.03             10.92         57,357    2006
                                                                      10.00             10.03         20,639    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.90            $ 9.59             --    2011
                                                                       9.25              9.90             --    2010
                                                                       6.53              9.25             --    2009
                                                                      12.25              6.53             --    2008
                                                                      10.97             12.25             --    2007
                                                                      10.37             10.97             --    2006
                                                                      10.00             10.37             --    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $12.06            $10.83          6,332    2011
                                                                      10.62             12.06          6,782    2010
                                                                       7.77             10.62          6,423    2009
                                                                      13.26              7.77          6,364    2008
                                                                      12.74             13.26             --    2007
                                                                      11.06             12.74             --    2006
                                                                      10.00             11.06             --    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $10.20            $ 9.98         27,115    2011
                                                                       8.98             10.20         31,353    2010
                                                                       7.14              8.98         17,747    2009
                                                                      11.86              7.14         16,041    2008
                                                                      11.60             11.86             --    2007
                                                                      10.30             11.60          9,542    2006
                                                                      10.00             10.30             --    2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.32            $10.85        16,644     2011
                                                                                  9.37             11.32        19,446     2010
                                                                                  6.98              9.37        10,664     2009
                                                                                 11.47              6.98        11,583     2008
                                                                                 11.85             11.47        12,852     2007
                                                                                 10.53             11.85         9,282     2006
                                                                                 10.00             10.53         5,140     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.93            $ 8.84            --     2011
                                                                                  7.16              8.93            --     2010
                                                                                  5.51              7.16            --     2009
                                                                                 11.06              5.51            --     2008
                                                                                 10.63             11.06            --     2007
                                                                                 10.54             10.63            --     2006
                                                                                 10.00             10.54            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.14            $12.15            --     2011
                                                                                 10.95             12.14            --     2010
                                                                                  9.19             10.95            --     2009
                                                                                 11.13              9.19            --     2008
                                                                                 10.48             11.13            --     2007
                                                                                 10.22             10.48            --     2006
                                                                                 10.00             10.22            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.68            $12.86         7,756     2011
                                                                                 11.29             12.68         9,291     2010
                                                                                  8.20             11.29         7,345     2009
                                                                                 10.92              8.20         8,136     2008
                                                                                 10.75             10.92         5,661     2007
                                                                                 10.04             10.75        10,163     2006
                                                                                 10.00             10.04         3,116     2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.60            $15.81           484     2011
                                                                                 11.51             12.60           673     2010
                                                                                 12.26             11.51         4,731     2009
                                                                                 10.65             12.26         3,035     2008
                                                                                  9.89             10.65         5,241     2007
                                                                                  9.96              9.89         5,628     2006
                                                                                 10.00              9.96           180     2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.07            $11.98        37,043     2011
                                                                                 11.68             12.07        43,319     2010
                                                                                 10.50             11.68        51,210     2009
                                                                                 10.74             10.50        40,810     2008
                                                                                 10.19             10.74        65,087     2007
                                                                                  9.99             10.19        32,181     2006
                                                                                 10.00              9.99        15,847     2005
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.23            $13.46        19,804     2011
                                                                                 12.47             13.23        25,096     2010
                                                                                 11.14             12.47        15,481     2009
                                                                                 10.83             11.14        13,005     2008
                                                                                 10.15             10.83        18,160     2007
                                                                                  9.96             10.15        34,184     2006
                                                                                 10.00              9.96         6,411     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.27            $12.31            --     2011
                                                                 10.55             12.27            --     2010
                                                                  7.07             10.55            --     2009
                                                                 12.41              7.07            --     2008
                                                                 10.73             12.41            --     2007
                                                                 10.34             10.73            --     2006
                                                                 10.00             10.34            --     2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.05            $12.23            --     2011
                                                                 12.38             13.05            --     2010
                                                                  8.02             12.38           608     2009
                                                                 13.48              8.02            --     2008
                                                                 12.47             13.48         3,479     2007
                                                                 11.18             12.47         8,812     2006
                                                                 10.00             11.18            --     2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $11.04            $10.83           425     2011
                                                                 10.10             11.04           425     2010
                                                                  7.23             10.10           432     2009
                                                                 11.80              7.23           482     2008
                                                                 10.78             11.80           416     2007
                                                                 10.83             10.78           422     2006
                                                                 10.00             10.83            --     2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $22.10            $17.50           139     2011
                                                                 17.66             22.10           129     2010
                                                                 10.20             17.66         1,421     2009
                                                                 22.20             10.20         1,692     2008
                                                                 15.32             22.20           551     2007
                                                                 12.82             15.32            --     2006
                                                                 10.00             12.82            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.67            --     2011
                                                                 10.00             12.58            --     2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials. This contract (Foundation NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Global Real Estate Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco Van Kampen V.I. Capital Appreciation Fund -- Series I shares)/1/


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II


/1/ Effective April 30, 2012, the Invesco V.I. Capital Appreciation Fund --
    Series I shares merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Also effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares changed its name to the Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS VARIABLE SERIES I:
DWS Capital Growth VIP -- Class B Shares


DWS VARIABLE SERIES II:


DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Large Cap Value VIP -- Class B Shares


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:

Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/


JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1

JPMorgan Insurance Trust Equity Index Portfolio -- Class 1

JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS......................................................  7

FEE TABLES.......................................................  9
   Examples...................................................... 12

SYNOPSIS......................................................... 13

CONDENSED FINANCIAL INFORMATION.................................. 16

THE COMPANY...................................................... 17

FINANCIAL CONDITION OF THE COMPANY............................... 17

THE SEPARATE ACCOUNT............................................. 18
   The Portfolios................................................ 18
   Subaccounts................................................... 20
   Voting Rights................................................. 25
   Asset Allocation Program...................................... 26

THE GUARANTEE ACCOUNT............................................ 34

CHARGES AND OTHER DEDUCTIONS..................................... 35
   Transaction Expenses.......................................... 35
       Surrender Charge.......................................... 35
       Exceptions to the Surrender Charge........................ 36
   Deductions from the Separate Account.......................... 36
   Charges for the Living Benefit Rider Options.................. 37
   Charges for the Death Benefit Rider Options................... 39
   Other Charges................................................. 39

THE CONTRACT..................................................... 40
   Purchase of the Contract...................................... 40
   Ownership..................................................... 41
   Assignment.................................................... 41
   Purchase Payments............................................. 42
   Valuation Day and Valuation Period............................ 42
   Allocation of Purchase Payments............................... 42
   Enhanced Payment Benefit Option............................... 42
   Valuation of Accumulation Units............................... 43

TRANSFERS........................................................ 43
   Transfers Before the Annuity Commencement Date................ 43
   Transfers from the Guarantee Account to the Subaccounts....... 44
   Transfers from the Subaccounts to the Guarantee Account....... 44
   Transfers Among the Subaccounts............................... 44
   Telephone/Internet Transactions............................... 45
   Confirmation of Transactions.................................. 45
   Special Note on Reliability................................... 46
   Transfers by Third Parties.................................... 46
   Special Note on Frequent Transfers............................ 46
   Dollar Cost Averaging Program................................. 48
   Defined Dollar Cost Averaging Program......................... 49
   Portfolio Rebalancing Program................................. 49
   Guarantee Account Interest Sweep Program...................... 50

SURRENDERS AND PARTIAL WITHDRAWALS...................................  50
   Surrenders and Partial Withdrawals................................  50
   Restrictions on Distributions from Certain Contracts..............  51
   Systematic Withdrawal Program.....................................  51
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....  52
       Lifetime Income Plus Solution.................................  52
       Lifetime Income Plus 2008.....................................  65
       Lifetime Income Plus 2007.....................................  77
       Lifetime Income Plus..........................................  85
       Investment Strategy for Lifetime Income Plus and Lifetime
         Income Plus 2007............................................  96

DEATH OF OWNER AND/OR ANNUITANT......................................  96
   Distribution Provisions Upon Death of Owner or Joint Owner........  96
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................  97
   Basic Death Benefit...............................................  97
   Annual Step-Up Death Benefit Rider Option.........................  97
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................  98
   How to Claim Proceeds and/or Death Benefit Payments...............  98
   Distribution Rules................................................ 100

INCOME PAYMENTS...................................................... 101
   Optional Payment Plans............................................ 103
   Variable Income Payments.......................................... 104
   Transfers After the Annuity Commencement Date..................... 104
   Payment Protection Rider Options.................................. 104
       Payment Optimizer Plus........................................ 104
       Principal Protection Advantage................................ 114

TAX MATTERS.......................................................... 121
   Introduction...................................................... 121
   Taxation of Non-Qualified Contracts............................... 121
   Section 1035 Exchanges............................................ 124
   Qualified Retirement Plans........................................ 124
   Federal Income Tax Withholding.................................... 128
   State Income Tax Withholding...................................... 128
   Tax Status of the Company......................................... 128
   Federal Estate, Gift and Generation-Skipping Transfer Taxes....... 129
   Federal Defense of Marriage Act................................... 129
   Annuity Purchases by Residents of Puerto Rico..................... 129
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations.................................................... 129
   Foreign Tax Credits............................................... 129
   Changes in the Law................................................ 129

REQUESTING PAYMENTS.................................................. 129

SALE OF THE CONTRACTS................................................ 130

ADDITIONAL INFORMATION............................................... 132
   Owner Questions................................................... 132
   Return Privilege.................................................. 132
   State Regulation.................................................. 132
   Evidence of Death, Age, Gender, Marital Status or Survival........ 132
   Records and Reports............................................... 132
   Other Information................................................. 132

   Exemption to File Periodic Reports............................ 132
   Legal Proceedings............................................. 132

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS........... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION.................... B-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
OPTIONAL BENEFIT (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
 Enhanced Payment Benefit Option                    0.15%                        0.15%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3,8/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                              Current Charge/9/           Maximum Charge/2,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE
 AT THE TIME THE CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                               Current Charge               Maximum Charge
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.50%   1.43%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.43%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,152      $2,399      $3,596       $6,608


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $502       $1,761      $3,056       $6,463


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $619       $1,883      $3,183       $6,608


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE ENHANCED PAYMENT BENEFIT OPTION. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

THE "LIVING BENEFIT RIDER OPTIONS." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS

PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                            SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
AIM VARIABLE                INVESCO V.I. GLOBAL REAL ESTATE     Total return through growth of capital
INSURANCE FUNDS (INVESCO    FUND -- SERIES II SHARES            and current income.
VARIABLE INSURANCE FUNDS)
                            ------------------------------------------------------------------------------
                            INVESCO VAN KAMPEN V.I.             to seek capital growth.
                            AMERICAN FRANCHISE FUND --
                            SERIES I SHARES (FORMERLY, INVESCO
                            VAN KAMPEN V.I. CAPITAL
                            APPRECIATION FUND --
                            SERIES I SHARES)
                            ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
PRODUCTS SERIES FUND, INC.  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
                            CLASS B                             determination of reasonable risk.
                            ------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                            INCOME PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
AMERICAN CENTURY            VP INCOME & GROWTH FUND --          The fund seeks capital growth by
VARIABLE PORTFOLIOS,        CLASS I                             investing in common stock. Income is
INC.                                                            a secondary objective.
                            ------------------------------------------------------------------------------
                            VP INTERNATIONAL FUND -- CLASS I    The fund seeks capital growth.

                            ------------------------------------------------------------------------------
                            VP ULTRA(R) FUND -- CLASS I         The fund seeks long-term capital
                                                                growth.
                            ------------------------------------------------------------------------------
                            VP VALUE FUND -- CLASS I            The fund seeks long-term capital
                                                                growth. Income is a secondary
                                                                objective.
                            ------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --     The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                            return using a strategy that seeks to
                                                                protect against U.S. inflation.
                            ------------------------------------------------------------------------------
DREYFUS                     DREYFUS INVESTMENT PORTFOLIOS       Seeks investment results that are
                            MIDCAP STOCK PORTFOLIO -- INITIAL   greater than the total return
                            SHARES                              performance of publicly traded
                                                                common stocks of medium-size
                                                                domestic companies in the aggregate,
                                                                as represented by the Standard &
                                                                Poor's MidCap 400(R) Index.
                            ------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT         The portfolio seeks as high a level of
                            FUND -- MONEY MARKET PORTFOLIO      current income as is consistent with the
                                                                preservation of capital and the
                                                                maintenance of liquidity. As a money
                                                                market fund, the portfolio is subject to
                                                                maturity, quality and diversification
                                                                requirements designed to help it
                                                                maintain a stable share price of $1.00.
                            ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
               Limited)
-----------------------------------------------------------------------------
to seek capital growth.                   Invesco Advisers, Inc.





-----------------------------------------------------------------------------
Seeks to maximize total return            AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment results that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
                       THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                       GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                       SHARES
                       -----------------------------------------------------------------------------
DWS VARIABLE SERIES I  DWS CAPITAL GROWTH VIP --          The fund seeks to provide long-term
                       CLASS B SHARES                     growth of capital.
                       -----------------------------------------------------------------------------
DWS VARIABLE           DWS DREMAN SMALL MID CAP           Seeks long-term capital appreciation.
SERIES II              VALUE VIP -- CLASS B SHARES

                       -----------------------------------------------------------------------------
                       DWS LARGE CAP VALUE VIP --         Seeks to achieve a high rate of total
                       CLASS B SHARES                     return.
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS     SERVICE CLASS 2
FUND









                       -----------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
VARIABLE INSURANCE     SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net
PRODUCTS TRUST                                            assets in investments of large
                                                          capitalization companies.
                       -----------------------------------------------------------------------------
                       MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                       CLASS 2 SHARES                     income as a secondary goal. The fund
                                                          normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       -----------------------------------------------------------------------------
                       TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                          its net assets in investments of issuers
                                                          located outside the U.S., including
                                                          those in emerging markets.
                       -----------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                          equity securities of companies located
                                                          anywhere in the world, including those
                                                          in the U.S. and in emerging markets.
                       -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
 Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                    FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
GE INVESTMENTS        TOTAL RETURN FUND/1/               Seeks the highest total return,
FUNDS, INC.                                              composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.



                      -------------------------------------------------------------------------------
JPMORGAN INSURANCE    JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST                 BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that
                      INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate price and
                                                         dividend performance of securities in
                                                         the Standard & Poor's 500 Composite
                                                         Stock Price Index (S&P 500 Index).
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks to provide high total return from
                      INTERNATIONAL EQUITY PORTFOLIO --  a portfolio of equity securities of
                      CLASS 1                            foreign companies. Total return
                                                         consists of capital growth and current
                                                         income.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks to provide long-term capital
                      INTREPID GROWTH PORTFOLIO --       growth.
                      CLASS 1
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks long-term capital growth by
                      INTREPID MID CAP PORTFOLIO --      investing primarily in equity securities
                      CLASS 1                            of companies with intermediate
                                                         capitalizations.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital growth over the long
                      CAP GROWTH PORTFOLIO -- CLASS 1    term.

                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation with the
                      CAP VALUE PORTFOLIO -- CLASS 1     secondary goal of achieving current
                                                         income by investing primarily in
                                                         equity securities.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL     Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1      term.

                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.      Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1        a portfolio of selected equity securities.

                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --  The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                The Fund seeks capital appreciation by
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE    investing in securities of well-known
                      SHARES                             established companies.
                      -------------------------------------------------------------------------------


                                               ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks the highest total return,             GE Asset Management Incorporated
composed of current income and              (subadvised by Urdang Securities
capital appreciation, as is consistent      Management, Inc. (for real estate
with prudent investment risk.               related investments only) and
                                            Palisade Capital Management,
                                            L.L.C. (for small-cap equity
                                            investments only))
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Management
correspond to the aggregate price and       Inc., an indirect, wholly-owned
dividend performance of securities in       subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
-------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Management
growth.                                     Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return.                          Company
-------------------------------------------------------------------------------
The Fund seeks capital appreciation by      OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
-------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ---------------------------------------------------------------------------------------------------------
                 OPPENHEIMER MAIN STREET FUND/     The Fund seeks high total return.        OppenheimerFunds, Inc.
                 VA -- SERVICE SHARES
                 ---------------------------------------------------------------------------------------------------------
                 OPPENHEIMER MAIN STREET SMALL-    The Fund seeks capital appreciation.     OppenheimerFunds, Inc.
                 & MID- CAP FUND(R)/VA -- SERVICE
                 SHARES
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   HIGH YIELD PORTFOLIO --           Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital  Company LLC
                                                   and prudent investment management.
                 ---------------------------------------------------------------------------------------------------------
                 LOW DURATION PORTFOLIO --         Seeks maximum total return,              Pacific Investment Management
                 ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital  Company LLC
                                                   and prudent investment management.
                 ---------------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR
PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the

Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income

Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares                 1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        38%     28%     18%      8%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


CORE ASSET CLASS                                                                                          FIXED INCOME ASSET
(20% TO 80%)                                                     SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic        JPMorgan Insurance Trust
 Class B                                                       Growth Portfolio -- Class B              Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I           American Century VP Inflation             Class 1
American Century VP Value Fund -- Class I                      Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  American Century VP International Fund    Portfolio --
 Shares                                                        -- Class I                               Administrative Class
DWS Large Cap Value VIP -- Class B Shares                     American Century VP Ultra(R) Fund --      Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Class I
Fidelity VIP Equity-Income Portfolio -- Service Class 2       Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Large Cap Growth Securities Fund --     Stock Portfolio -- Initial Shares
 Class 2 Shares                                               DWS Dreman Small Mid Cap Value VIP --
Franklin Templeton VIP Mutual Shares Securities Fund --        Class B Shares
 Class 2 Shares                                               DWS Capital Growth VIP -- Class B Shares
Franklin Templeton VIP Templeton Foreign Securities Fund --   Eaton Vance VT Floating-Rate Income Fund
 Class 2 Shares                                               Fidelity VIP Mid Cap Portfolio --
Franklin Templeton VIP Templeton Growth Securities Fund --     Service Class 2
 Class 2 Shares                                               Invesco Van Kampen V.I. American
GE Investments Funds Total Return Fund -- Class 3 Shares       Franchise Fund -- Series I shares
Invesco Van Kampen V.I. American Franchise Fund -- Series I    (formerly, Invesco V.I. Capital
 shares (formerly, Invesco V.I. Capital Growth Fund --         Appreciation Fund -- Series I shares)
 Series I shares)                                             Invesco V.I. Global Real Estate Fund --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1     Series II shares
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1  JPMorgan Insurance Trust Intrepid Mid
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      Cap Portfolio -- Class 1
MFS(R) VIT Total Return Series -- Service Class Shares        JPMorgan Insurance Trust Mid Cap Growth
Oppenheimer Capital Appreciation Fund/VA -- Service Shares     Portfolio -- Class 1
Oppenheimer Main Street Fund/VA -- Service Shares             MFS(R) VIT Strategic Income Series --
                                                               Service Class Shares
                                                              Oppenheimer Main Street Small- & Mid-
                                                               Cap Fund(R)/VA -- Service Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract   0.95% of benefit base
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.20% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.50% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

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There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of

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the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for
Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on

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short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible

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for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

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There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

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We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

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DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

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  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest

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credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

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Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside

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potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation

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Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in

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the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by

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submitting a written request to do so; provided you are following the
Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR SERVICE CENTER AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68            27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69            14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70             1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68            25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69            12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death
 Benefit

       Single Annuitant Contract   0.75% of benefit base
       ---------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

       Single Annuitant Contract   0.75% of benefit base PLUS
                                   0.15% of value of Principal
                                   Protection Death Benefit
       ---------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS
                                   0.15% of value of Principal
                                   Protection Death Benefit
----------------------------------------------------------------


Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

      Single Annuitant Contract  0.75% of benefit base PLUS
                                 0.40% of value of Principal
                                 Protection Death Benefit
      -------------------------------------------------------
      Joint Annuitant Contract   0.85% of benefit base PLUS
                                 0.40% of value of Principal
                                 Protection Death Benefit
-------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85            25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86            10,998         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) PLUS (b) PLUS (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

     MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

                      RESTORE PROVISION                                                 RESET PROVISION
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $5,500        $96,420       $100,000     $94,500
   66        96,420         5,500         88,992        100,000      89,000
   67        88,992         5,500         81,712        100,000      83,500
   68        81,712         5,500         74,578        100,000      78,000
   69        74,578         5,500         67,586        100,000      72,500
   70        67,586         5,500         60,734        100,000      67,000
   71        60,734         5,500         54,020        100,000      61,500
   72        54,020         5,500         47,439        100,000      56,000
   73        47,439         5,500         40,990        100,000      50,500
   74        40,990         5,500         34,641        100,000      45,000
   75        34,641         5,500         28,418        100,000      39,500
   76        28,418         5,500         22,319        100,000      34,000
   77        22,319         5,500         16,343        100,000      28,500
   78        16,343         5,500         10,486        100,000      23,000
   79        10,486         5,500          4,746        100,000      17,500
   80         4,746         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $ 5,500       $106,820      $100,000     $94,500
   66       106,820          5,875        109,491       106,820      88,625
   67       109,491          6,022        112,228       109,491      82,603
   68       112,228          6,173        115,033       112,228      76,430
   69       115,033          6,327        117,909       115,033      70,104
   70       117,909          6,485        120,857       117,909      63,619
   71       120,857          6,647        123,878       120,857      56,971
   72       123,878          6,813        126,975       123,878      50,158
   73       126,975          6,984        130,150       126,975      43,174
   74       130,150          7,158        133,404       130,150      36,016
   75       133,404          7,337        136,739       133,404      28,679
   76       136,739          7,521        140,157       136,739      21,158
   77       140,157          7,709        143,661       140,157      13,450
   78       143,661          7,901        147,253       143,661       5,548
   79       147,253          8,099        150,934       147,253           0
   80       150,934          8,301        154,707       150,934           0
   81       154,707          8,509        158,575       154,707           0
   82       158,575          8,722        162,539       158,575           0
   83       162,539          8,940        166,603       162,539           0
   84       166,603          9,163        170,768       166,603           0
   85       170,768          9,392        175,037       170,768           0
   86       175,037          9,627        179,413       175,037           0
   87       179,413          9,868        183,898       179,413           0
   88       183,898         10,114        188,496       183,898           0
   89       188,496         10,367        193,208       188,496           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

      CONTRACT
       VALUE -  WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
      BEGINNING   TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
  AGE  OF YEAR  END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
  ----------------------------------------------------------------------------
  65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
  66   101,000     7,000      102,080        5,555        94,000      86,000
  67   102,080     7,000      103,246        5,614        95,080      79,000
  68   103,246     7,000      104,506        5,679        96,246      72,000
  69   104,506     7,000      105,867        5,748        97,506      65,000
  70   105,867     7,000      107,336        5,823        98,867      58,000
  71   107,336     7,000      108,923        5,903       100,336      51,000
  72   108,923     7,000      110,637        5,991       101,923      44,000
  73   110,637     7,000      112,488        6,085       103,637      37,000
  74   112,488     7,000      114,487        6,187       105,488      30,000
  75   114,487     7,000      116,645        6,297       107,487      23,000
  76   116,645     7,000      118,977        6,416       109,645      16,000
  77   118,977     7,000      121,495        6,544       111,977       9,000
  78   121,495     7,000      124,215        6,682       114,495       2,000
  79   124,215     7,000      127,152        6,832       117,215           0
  80   127,152     7,000      130,324        6,993       120,152           0
  81   130,324     7,000      133,750        7,168       123,324           0
  82   133,750     7,000      137,450        7,356       126,750           0
  83   137,450     7,000      141,446        7,560       130,450           0
  84   141,446     7,000      145,762        7,780       134,446           0
  85   145,762     7,000      150,423        8,017       138,762           0
  86   150,423     7,000      155,457        8,273       143,423           0
  87   155,457     7,000      160,893        8,550       148,457           0
  88   160,893     7,000      166,765        8,849       153,893           0
  89   166,765     7,000      173,106        9,172       159,765           0
  ----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

      CONTRACT
       VALUE -  WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
      BEGINNING   TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
  AGE  OF YEAR  END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
  ----------------------------------------------------------------------------
  65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
  66   105,320     7,000      106,746        5,793        98,320      86,000
  67   106,746     7,000      108,285        5,871        99,746      79,000
  68   108,285     7,000      109,948        5,956       101,285      72,000
  69   109,948     7,000      111,744        6,047       102,948      65,000
  70   111,744     7,000      113,683        6,146       104,744      58,000
  71   113,683     7,000      115,778        6,253       106,683      51,000
  72   115,778     7,000      118,040        6,368       108,778      44,000
  73   118,040     7,000      120,484        6,492       111,040      37,000
  74   120,484     7,000      123,122        6,627       113,484      30,000
  75   123,122     7,000      125,972        6,772       116,122      23,000
  76   125,972     7,000      129,050        6,928       118,972      16,000
  77   129,050     7,000      132,374        7,098       122,050       9,000
  78   132,374     7,000      135,964        7,281       125,374       2,000
  79   135,964     7,000      139,841        7,478       128,964           0
  80   139,841     7,000      144,028        7,691       132,841           0
  81   144,028     7,000      148,550        7,922       137,028           0
  82   148,550     7,000      153,434        8,170       141,550           0
  83   153,434     7,000      158,709        8,439       146,434           0
  84   158,709     7,000      164,406        8,729       151,709           0
  85   164,406     7,000      170,558        9,042       157,406           0
  86   170,558     7,000      177,203        9,381       163,558           0
  87   177,203     7,000      184,379        9,746       170,203           0
  88   184,379     7,000      192,129       10,141       177,379           0
  89   192,129     7,000      200,500       10,567       185,129           0
  ----------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

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The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit

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proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

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PAYMENT CHOICES.  The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving

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spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this

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provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay

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monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

          We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

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




If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will

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receive a series of monthly income payments determined on the Annuity
Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund
 -- Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

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The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

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




If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the

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


Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity

Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,778  $565      $607     $607     $  502    $104,000
           2     6,517   543       607      607      1,265      96,720
           3     6,267   522       607      607      2,279      89,440
           4     6,026   502       607      607      3,534      82,160
           5     5,794   483       607      607      5,020      74,880
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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




DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

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




TAX TREATMENT PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

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




There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal

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



Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

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




SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their

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



     employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan

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



sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the

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     later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

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Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by

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the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account

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within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

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Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010, and 2009, $4.9 million, $5.6 million and $6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation NY) is no longer offered or sold.


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ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses,


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including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                    ENHANCED PAYMENT BENEFIT OPTION ELECTED


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.36            $ 8.48         1,517     2011
                                                                            8.23              9.36         5,670     2010
                                                                            6.91              8.23         5,895     2009
                                                                           12.21              6.91         5,981     2008
                                                                           11.08             12.21         6,001     2007
                                                                           10.59             11.08         6,338     2006
                                                                            9.89             10.59            --     2005
                                                                            9.43              9.89            --     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.06            $11.07         1,373     2011
                                                                           10.45             12.06         1,457     2010
                                                                            8.10             10.45           692     2009
                                                                           14.90              8.10         1,276     2008
                                                                           16.07             14.90         1,440     2007
                                                                           11.48             16.07         1,416     2006
                                                                           10.00             11.48           195     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54        10,050     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.30            $ 8.87            --     2011
                                                                            8.57              9.30            --     2010
                                                                            7.00              8.57            --     2009
                                                                           10.19              7.00            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.09            $10.54        27,431     2011
                                                                            9.09             10.09        31,144     2010
                                                                            7.68              9.09        36,173     2009
                                                                           13.16              7.68        44,318     2008
                                                                           12.75             13.16        49,930     2007
                                                                           11.08             12.75        52,895     2006
                                                                           10.76             11.08        55,753     2005
                                                                            9.84             10.76        38,000     2004
                                                                            7.56              9.84           716     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B         $ 9.84            $ 9.32         6,650     2011
                                                                    9.11              9.84         8,668     2010
                                                                    6.75              9.11         8,259     2009
                                                                   11.40              6.75        17,109     2008
                                                                   10.20             11.40        20,819     2007
                                                                   10.43             10.20        20,360     2006
                                                                    9.23             10.43        15,038     2005
                                                                    8.66              9.23         7,246     2004
                                                                    7.13              8.66         1,121     2003
                                                                   10.00              7.13            --     2002
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                        $11.64            $12.80        12,115     2011
                                                                   11.26             11.64        14,924     2010
                                                                   10.38             11.26        14,086     2009
                                                                   10.72             10.38        14,910     2008
                                                                    9.95             10.72         9,345     2007
                                                                    9.95              9.95        14,398     2006
                                                                   10.00              9.95        15,057     2005
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                              $13.64            $13.84         5,387     2011
                                                                   12.15             13.64         8,715     2010
                                                                   10.45             12.15         8,955     2009
                                                                   16.24             10.45         9,178     2008
                                                                   16.52             16.24        10,465     2007
                                                                   14.33             16.52        10,179     2006
                                                                   13.92             14.33        10,976     2005
                                                                   12.52             13.92         5,753     2004
                                                                    9.84             12.52         2,088     2003
                                                                   10.00              9.84            --     2002
-----------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                $17.10            $14.80         7,432     2011
                                                                   15.34             17.10         8,030     2010
                                                                   11.65             15.34        10,176     2009
                                                                   21.47             11.65        10,479     2008
                                                                   18.48             21.47        10,775     2007
                                                                   15.02             18.48        12,069     2006
                                                                   13.48             15.02         9,766     2005
                                                                   11.92             13.48         6,074     2004
                                                                    9.73             11.92           543     2003
                                                                   10.00              9.73            --     2002
-----------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                     $12.78            $12.71        18,002     2011
                                                                   11.19             12.78        19,652     2010
                                                                    8.46             11.19        20,804     2009
                                                                   14.68              8.46        23,858     2008
                                                                   12.33             14.68        38,927     2007
                                                                   12.96             12.33        42,507     2006
                                                                   12.89             12.96        39,611     2005
                                                                   11.83             12.89        27,281     2004
                                                                    9.63             11.83           181     2003
                                                                   10.00              9.63            --     2002
-----------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $15.15            $15.06        48,414     2011
                                                                                  13.58             15.15        51,570     2010
                                                                                  11.51             13.58        56,095     2009
                                                                                  15.98             11.51        60,528     2008
                                                                                  17.12             15.98        68,702     2007
                                                                                  14.66             17.12        68,569     2006
                                                                                  14.18             14.66        68,210     2005
                                                                                  12.61             14.18        60,652     2004
                                                                                   9.94             12.61        38,526     2003
                                                                                  10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.79         3,514     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $22.19            $20.45        22,509     2011
                                                                                  18.38             22.19        23,711     2010
                                                                                  14.45             18.38        23,190     2009
                                                                                  22.14             14.45        24,095     2008
                                                                                  21.92             22.14        27,641     2007
                                                                                  17.88             21.92        29,091     2006
                                                                                  16.55             17.88        19,503     2005
                                                                                  13.40             16.55        15,012     2004
                                                                                   9.61             13.40         2,585     2003
                                                                                  10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.13        10,677     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.83            $15.63         2,502     2011
                                                                                  12.65             15.83         2,830     2010
                                                                                   9.49             12.65         4,038     2009
                                                                                  16.19              9.49         3,991     2008
                                                                                  16.21             16.19         2,994     2007
                                                                                  15.29             16.21         2,849     2006
                                                                                  14.23             15.29         2,813     2005
                                                                                  12.63             14.23         2,877     2004
                                                                                   9.75             12.63           659     2003
                                                                                  10.00              9.75            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.26            $10.10        31,690     2011
                                                                                  10.42             10.26        44,952     2010
                                                                                  10.58             10.42        27,966     2009
                                                                                  10.49             10.58        41,250     2008
                                                                                  10.17             10.49        34,106     2007
                                                                                   9.88             10.17        36,194     2006
                                                                                   9.78              9.88        34,689     2005
                                                                                   9.88              9.78        42,837     2004
                                                                                   9.99              9.88           524     2003
                                                                                  10.00              9.99            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.22            $10.15        18,627     2011
                                                                                   9.05             10.22        18,661     2010
                                                                                   6.87              9.05        18,785     2009
                                                                                  10.65              6.87        19,629     2008
                                                                                  10.05             10.65        19,951     2007
                                                                                   9.35             10.05        20,973     2006
                                                                                   9.17              9.35        20,649     2005
                                                                                   8.77              9.17        16,746     2004
                                                                                   7.08              8.77            --     2003
                                                                                  10.00              7.08            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                              $11.85            $11.96         83,264    2011
                                                             11.04             11.85         94,114    2010
                                                              7.77             11.04        101,130    2009
                                                             10.84              7.77        105,807    2008
                                                             10.84             10.84        154,371    2007
                                                             10.44             10.84        157,971    2006
                                                             10.22             10.44        170,984    2005
                                                             10.10             10.22        138,821    2004
                                                              9.97             10.10          5,884    2003
                                                             10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $15.77            $15.09         19,179    2011
                                                             13.71             15.77         26,824    2010
                                                             10.28             13.71         31,449    2009
                                                             18.24             10.28         33,578    2008
                                                             15.80             18.24         37,278    2007
                                                             14.41             15.80         39,948    2006
                                                             12.55             14.41         38,177    2005
                                                             11.08             12.55         22,925    2004
                                                              8.78             11.08          7,067    2003
                                                             10.00              8.78             --    2002
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $10.93            $10.82         28,843    2011
                                                              9.66             10.93         32,250    2010
                                                              7.56              9.66         31,207    2009
                                                             13.44              7.56         33,228    2008
                                                             13.48             13.44         50,210    2007
                                                             11.43             13.48         51,498    2006
                                                             11.00             11.43         56,495    2005
                                                             10.05             11.00         46,951    2004
                                                              7.85             10.05          4,881    2003
                                                             10.00              7.85             --    2002
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $22.07            $19.36          8,284    2011
                                                             17.44             22.07         13,060    2010
                                                             12.68             17.44         13,771    2009
                                                             21.34             12.68         11,457    2008
                                                             18.81             21.34         15,029    2007
                                                             17.00             18.81         17,171    2006
                                                             14.64             17.00         17,563    2005
                                                             11.94             14.64         10,089    2004
                                                              8.77             11.94            486    2003
                                                             10.00              8.77             --    2002
-----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares         $12.64            $12.74         14,701    2011
                                                             11.40             12.64         13,718    2010
                                                              8.55             11.40         14,753    2009
                                                             12.35              8.55         14,702    2008
                                                             12.10             12.35         12,505    2007
                                                             10.40             12.10          4,780    2006
                                                             10.00             10.40          2,692    2005
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.38            $12.97        16,375     2011
                                                                                   12.18             13.38        16,148     2010
                                                                                    9.54             12.18        12,242     2009
                                                                                   14.81              9.54        13,388     2008
                                                                                   14.17             14.81        17,283     2007
                                                                                   12.99             14.17        16,641     2006
                                                                                   13.06             12.99        15,488     2005
                                                                                   12.30             13.06        14,154     2004
                                                                                    9.84             12.30         3,985     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.70            $ 8.43            --     2011
                                                                                    8.02              8.70            --     2010
                                                                                    6.26              8.02            --     2009
                                                                                    9.91              6.26            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.48            $14.10        14,577     2011
                                                                                   13.23             14.48        15,313     2010
                                                                                   10.67             13.23        14,228     2009
                                                                                   17.24             10.67        14,355     2008
                                                                                   16.93             17.24        14,708     2007
                                                                                   14.53             16.93        14,178     2006
                                                                                   13.36             14.53        14,831     2005
                                                                                   12.05             13.36        12,801     2004
                                                                                    9.79             12.05         3,112     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $18.03            $15.85        75,646     2011
                                                                                   16.90             18.03        77,022     2010
                                                                                   12.53             16.90        78,673     2009
                                                                                   21.36             12.53        76,795     2008
                                                                                   18.81             21.36        81,499     2007
                                                                                   15.74             18.81        81,200     2006
                                                                                   14.52             15.74        66,249     2005
                                                                                   12.45             14.52        60,811     2004
                                                                                    9.57             12.45        37,485     2003
                                                                                   10.00              9.57            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.60            $ 7.88         4,370     2011
                                                                                    8.14              8.60         5,502     2010
                                                                                    6.31              8.14         6,460     2009
                                                                                   11.12              6.31         8,163     2008
                                                                                   11.04             11.12         6,885     2007
                                                                                   10.00             11.04            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $13.62            $13.02         1,932     2011
                                                                                   12.62             13.62         2,152     2010
                                                                                   10.62             12.62         2,312     2009
                                                                                   15.26             10.62         2,919     2008
                                                                                   13.89             15.26         5,672     2007
                                                                                   12.41             13.89         6,008     2006
                                                                                   12.16             12.41         1,195     2005
                                                                                   11.42             12.16            --     2004
                                                                                   10.00             11.42            --     2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.33            $ 9.85             --    2011
                                                                               9.60             10.33             --    2010
                                                                               8.09              9.60             --    2009
                                                                              11.65              8.09             --    2008
                                                                              10.61             11.65             --    2007
                                                                              10.00             10.61             --    2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfmolio -- Class 1                   $12.61            $13.33         81,427    2011
                                                                              11.73             12.61        101,904    2010
                                                                              10.88             11.73        115,896    2009
                                                                              10.91             10.88         28,653    2008
                                                                              10.43             10.91            787    2007
                                                                              10.00             10.43            733    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.72            $ 9.73          1,772    2011
                                                                               8.64              9.72          2,399    2010
                                                                               6.94              8.64          1,580    2009
                                                                              11.23              6.94            158    2008
                                                                              10.86             11.23             67    2007
                                                                              10.00             10.86             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.68            $12.79          3,342    2011
                                                                              13.92             14.68          3,604    2010
                                                                              10.00             13.92          3,526    2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.12            $10.15            171    2011
                                                                               8.86             10.12            203    2010
                                                                               6.70              8.86             81    2009
                                                                              11.21              6.70            239    2008
                                                                              10.21             11.21            135    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.82            $ 9.52            184    2011
                                                                               8.35              9.82            209    2010
                                                                               6.26              8.35            844    2009
                                                                              10.39              6.26            905    2008
                                                                              10.27             10.39             73    2007
                                                                              10.00             10.27             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $11.09            $10.25          1,006    2011
                                                                               8.97             11.09          1,962    2010
                                                                               6.38              8.97          1,416    2009
                                                                              11.53              6.38             78    2008
                                                                               9.99             11.53             --    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.64            $15.73         49,339    2011
                                                                              12.88             15.64         60,266    2010
                                                                              10.00             12.88         71,478    2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $16.15            $15.13         10,627    2011
                                                                              12.91             16.15         11,897    2010
                                                                              10.00             12.91         10,236    2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $11.27            $10.89          5,636    2011
                                                                              10.09             11.27          5,539    2010
                                                                               7.67             10.09          4,823    2009
                                                                              11.95              7.67          3,540    2008
                                                                              11.00             11.95          4,577    2007
                                                                              10.00             11.00             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.38            $10.25         2,989     2011
                                                                         9.40             10.38         3,520     2010
                                                                         6.87              9.40         4,332     2009
                                                                        11.08              6.87         3,938     2008
                                                                        10.14             11.08         7,778     2007
                                                                         9.61             10.14         9,110     2006
                                                                         9.37              9.61        10,181     2005
                                                                         8.73              9.37         9,280     2004
                                                                         7.24              8.73         2,199     2003
                                                                        10.00              7.24            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $14.27            $14.68        13,057     2011
                                                                        13.21             14.27        17,510     2010
                                                                        10.84             13.21        19,814     2009
                                                                        12.55             10.84        21,732     2008
                                                                        12.33             12.55        24,402     2007
                                                                        11.78             12.33        27,143     2006
                                                                        11.78             11.78        23,983     2005
                                                                        11.13             11.78         9,568     2004
                                                                        10.28             11.13         3,924     2003
                                                                        10.00             10.28            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.54            $13.53        35,869     2011
                                                                        12.55             13.54        34,532     2010
                                                                        10.83             12.55        40,158     2009
                                                                        14.17             10.83        44,042     2008
                                                                        13.86             14.17        64,929     2007
                                                                        12.62             13.86        66,132     2006
                                                                        12.50             12.62        64,459     2005
                                                                        11.44             12.50        35,406     2004
                                                                        10.02             11.44         3,283     2003
                                                                        10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $13.34            $12.94        51,761     2011
                                                                        12.42             13.34        54,513     2010
                                                                         8.75             12.42        59,262     2009
                                                                        16.37              8.75        61,120     2008
                                                                        14.61             16.37        56,576     2007
                                                                        13.79             14.61        64,145     2006
                                                                        13.37             13.79        69,586     2005
                                                                        12.74             13.37        68,194     2004
                                                                         9.91             12.74        36,782     2003
                                                                        10.00              9.91            --     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $10.92            $10.71        26,514     2011
                                                                         9.58             10.92        26,747     2010
                                                                         7.61              9.58        28,273     2009
                                                                        12.60              7.61        32,105     2008
                                                                        12.29             12.60        53,627     2007
                                                                        10.89             12.29        53,785     2006
                                                                        10.46             10.89        52,480     2005
                                                                         9.74             10.46        43,496     2004
                                                                         7.83              9.74         4,818     2003
                                                                        10.00              7.83            --     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.45            $17.72         9,674     2011
                                                                                 15.23             18.45        12,851     2010
                                                                                 11.31             15.23        13,728     2009
                                                                                 18.54             11.31        13,890     2008
                                                                                 19.11             18.54        17,464     2007
                                                                                 16.94             19.11        17,144     2006
                                                                                 15.69             16.94        16,469     2005
                                                                                 13.38             15.69        11,367     2004
                                                                                  9.42             13.38           326     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.59            $16.87         9,798     2011
                                                                                 14.73             16.59         6,873     2010
                                                                                 10.67             14.73         4,296     2009
                                                                                 14.17             10.67         1,128     2008
                                                                                 13.92             14.17         3,703     2007
                                                                                 12.97             13.92         6,103     2006
                                                                                 12.66             12.97         2,667     2005
                                                                                 11.74             12.66            --     2004
                                                                                  9.71             11.74            --     2003
                                                                                 10.00              9.71            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.21            $12.15        14,574     2011
                                                                                 11.79             12.21        17,416     2010
                                                                                 10.57             11.79        13,668     2009
                                                                                 10.79             10.57        18,377     2008
                                                                                 10.21             10.79        14,746     2007
                                                                                  9.98             10.21        14,852     2006
                                                                                 10.00              9.98        12,710     2005
-------------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.10            $ 7.30            --     2011
                                                                            7.18              8.10            --     2010
                                                                            6.06              7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.31            $ 8.49           541     2011
                                                                            8.12              9.31           506     2010
                                                                            6.33              8.12         1,055     2009
                                                                           11.71              6.33         1,130     2008
                                                                           12.71             11.71           422     2007
                                                                           10.00             12.71            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.50            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.11            $ 8.64            --     2011
                                                                            8.45              9.11            --     2010
                                                                            6.94              8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.51            $ 8.83            --     2011
                                                                            7.71              8.51            --     2010
                                                                            6.55              7.71         2,762     2009
                                                                           11.30              6.55         2,756     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.29            $ 8.74            --     2011
                                                                            8.65              9.29            --     2010
                                                                            6.45              8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.58            $12.65         1,810     2011
                                                                           11.26             11.58         1,997     2010
                                                                           10.45             11.26         3,020     2009
                                                                           10.86             10.45         2,582     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14         2,358     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.88            $ 8.95            --     2011
                                                                            7.95              8.88            --     2010
                                                                            6.89              7.95            --     2009
                                                                           10.76              6.89            --     2008
                                                                           11.02             10.76            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.71            $ 8.36         2,193     2011
                                                                            8.77              9.71         1,928     2010
                                                                            6.70              8.77         4,373     2009
                                                                           12.42              6.70         4,727     2008
                                                                           10.76             12.42         4,891     2007
                                                                           10.00             10.76         4,926     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.76            $ 9.65            --     2011
                                                                                   8.60              9.76            --     2010
                                                                                   6.54              8.60            --     2009
                                                                                  11.42              6.54            --     2008
                                                                                   9.65             11.42            --     2007
                                                                                  10.00              9.65            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.64            $ 9.52            --     2011
                                                                                   8.69              9.64            --     2010
                                                                                   7.41              8.69            --     2009
                                                                                  10.35              7.41            --     2008
                                                                                  11.16             10.35            --     2007
                                                                                  10.00             11.16           722     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.34            $ 9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
                                                                                  10.47             10.51            --     2007
                                                                                  10.00             10.47            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.29            $ 9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
                                                                                   9.75              9.68            --     2007
                                                                                  10.00              9.75            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.01            $ 9.80         2,063     2011
                                                                                  10.24             10.01         2,066     2010
                                                                                  10.46             10.24         2,069     2009
                                                                                  10.43             10.46         2,072     2008
                                                                                  10.17             10.43            --     2007
                                                                                  10.00             10.17            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.43            $10.29            --     2011
                                                                                   9.28             10.43            --     2010
                                                                                   7.10              9.28            --     2009
                                                                                  11.07              7.10            --     2008
                                                                                  10.50             11.07            --     2007
                                                                                  10.00             10.50            --     2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.88            $10.92            --     2011
                                                                                  10.20             10.88            --     2010
                                                                                   7.23             10.20           846     2009
                                                                                  10.14              7.23           927     2008
                                                                                  10.20             10.14         1,989     2007
                                                                                  10.00             10.20            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.97            $ 9.48         1,457     2011
                                                                                    8.72              9.97         1,410     2010
                                                                                    6.58              8.72         2,456     2009
                                                                                   11.74              6.58         2,684     2008
                                                                                   10.24             11.74         2,144     2007
                                                                                   10.00             10.24         1,569     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.68            $ 8.55         1,627     2011
                                                                                    7.72              8.68         1,627     2010
                                                                                    6.08              7.72         2,202     2009
                                                                                   10.87              6.08         2,326     2008
                                                                                   10.98             10.87         1,838     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.20            $ 9.77            --     2011
                                                                                    8.91             11.20            --     2010
                                                                                    6.52              8.91            --     2009
                                                                                   11.04              6.52            --     2008
                                                                                    9.78             11.04            --     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.27            $11.29        12,157     2011
                                                                                   10.23             11.27        12,900     2010
                                                                                    7.71             10.23        14,387     2009
                                                                                   11.21              7.71        16,004     2008
                                                                                   11.05             11.21        16,283     2007
                                                                                   10.00             11.05        15,273     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.84            $ 9.48            --     2011
                                                                                    9.02              9.84            --     2010
                                                                                    7.11              9.02            --     2009
                                                                                   11.10              7.11            --     2008
                                                                                   10.68             11.10            --     2007
                                                                                   10.00             10.68         3,379     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77         1,585     2011
                                                                                    8.33              9.06         1,544     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99         2,277     2007
                                                                                   10.00             10.86         1,488     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.10            $ 8.82         2,071     2011
                                                                                    9.52             10.10         1,869     2010
                                                                                    7.10              9.52         4,059     2009
                                                                                   12.18              7.10         4,438     2008
                                                                                   10.79             12.18         5,854     2007
                                                                                   10.00             10.79         5,270     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61         1,808     2011
                                                                                    7.96              8.36         1,681     2010
                                                                                    6.21              7.96         3,229     2009
                                                                                   11.01              6.21         3,378     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.04            $ 9.52        14,008     2011
                                                                           9.39             10.04        14,151     2010
                                                                           7.96              9.39        15,377     2009
                                                                          11.53              7.96        14,558     2008
                                                                          10.57             11.53        15,655     2007
                                                                          10.00             10.57        15,723     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.26            $12.88         7,134     2011
                                                                          11.47             12.26         7,543     2010
                                                                          10.70             11.47         3,696     2009
                                                                          10.80             10.70         1,570     2008
                                                                          10.39             10.80         3,282     2007
                                                                          10.00             10.39         5,764     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.45            $ 9.40         5,891     2011
                                                                           8.44              9.45         5,936     2010
                                                                           6.83              8.44         2,021     2009
                                                                          11.12              6.83         2,050     2008
                                                                          10.82             11.12         1,348     2007
                                                                          10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.84            $ 9.80         1,406     2011
                                                                           8.66              9.84         1,421     2010
                                                                           6.60              8.66         2,470     2009
                                                                          11.10              6.60         2,664     2008
                                                                          10.17             11.10         2,256     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.55            $ 9.20         1,504     2011
                                                                           8.17              9.55         1,465     2010
                                                                           6.16              8.17         1,052     2009
                                                                          10.29              6.16         1,167     2008
                                                                          10.23             10.29         1,945     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.78            $ 9.90         1,379     2011
                                                                           8.77             10.78         1,294     2010
                                                                           6.27              8.77           982     2009
                                                                          11.41              6.27         1,139     2008
                                                                           9.95             11.41            --     2007
                                                                          10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.96            $10.52         5,246     2011
                                                                           9.86             10.96         5,133     2010
                                                                           7.54              9.86         2,162     2009
                                                                          11.83              7.54         2,333     2008
                                                                          10.96             11.83         1,687     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.23            $10.04            --     2011
                                                                           9.33             10.23            --     2010
                                                                           6.86              9.33            --     2009
                                                                          11.12              6.86            --     2008
                                                                          10.25             11.12            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.72            $11.99            --     2011
                                                                                 10.92             11.72            --     2010
                                                                                  9.01             10.92           780     2009
                                                                                 10.50              9.01           761     2008
                                                                                 10.39             10.50            --     2007
                                                                                 10.00             10.39            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.16            $10.10           506     2011
                                                                                  9.48             10.16           512     2010
                                                                                  8.23              9.48           507     2009
                                                                                 10.83              8.23           470     2008
                                                                                 10.66             10.83           510     2007
                                                                                 10.00             10.66           498     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16         1,967     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03            --     2011
                                                                                  8.17              9.26            --     2010
                                                                                  6.53              8.17            --     2009
                                                                                 10.88              6.53            --     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68         3,390     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         3,083     2011
                                                                                  7.77              9.35         2,992     2010
                                                                                  5.80              7.77         1,110     2009
                                                                                  9.57              5.80         1,259     2008
                                                                                  9.93              9.57         1,559     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.19            $12.32         1,126     2011
                                                                                 10.89             12.19         1,147     2010
                                                                                  7.94             10.89           793     2009
                                                                                 10.61              7.94           893     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48         1,535     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.90            $11.77         4,684     2011
                                                                                 11.56             11.90         4,678     2010
                                                                                 10.43             11.56         5,907     2009
                                                                                 10.71             10.43         5,248     2008
                                                                                 10.20             10.71        10,391     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.16            $ 7.36            --     2011
                                                                            7.22              8.16            --     2010
                                                                            6.08              7.22            --     2009
                                                                           10.80              6.08            --     2008
                                                                            9.85             10.80            --     2007
                                                                           10.00              9.85            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.37            $ 8.56         5,470     2011
                                                                            8.16              9.37         5,158     2010
                                                                            6.36              8.16        12,175     2009
                                                                           11.74              6.36        15,859     2008
                                                                           12.72             11.74         6,258     2007
                                                                           10.00             12.72            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.51            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.16            $ 8.70            --     2011
                                                                            8.48              9.16            --     2010
                                                                            6.95              8.48            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.57            $ 8.90            --     2011
                                                                            7.76              8.57            --     2010
                                                                            6.58              7.76        31,770     2009
                                                                           11.33              6.58        38,294     2008
                                                                           11.03             11.33            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.35            $ 8.82            --     2011
                                                                            8.69              9.35            --     2010
                                                                            6.47              8.69            --     2009
                                                                           10.98              6.47            --     2008
                                                                            9.87             10.98            --     2007
                                                                           10.00              9.87            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.66            $12.76        18,169     2011
                                                                           11.33             11.66        20,299     2010
                                                                           10.49             11.33        34,715     2009
                                                                           10.88             10.49        36,363     2008
                                                                           10.15             10.88            --     2007
                                                                           10.00             10.15        22,469     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.94            $ 9.03            --     2011
                                                                            8.00              8.94            --     2010
                                                                            6.91              8.00            --     2009
                                                                           10.79              6.91            --     2008
                                                                           11.03             10.79            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.78            $ 8.43        22,124     2011
                                                                            8.82              9.78        19,511     2010
                                                                            6.73              8.82        50,453     2009
                                                                           12.45              6.73        66,049     2008
                                                                           10.77             12.45        72,393     2007
                                                                           10.00             10.77        46,897     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.83            $ 9.73            --     2011
                                                                                   8.65              9.83            --     2010
                                                                                   6.56              8.65            --     2009
                                                                                  11.45              6.56            --     2008
                                                                                   9.66             11.45            --     2007
                                                                                  10.00              9.66            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.71            $ 9.60            --     2011
                                                                                   8.74              9.71            --     2010
                                                                                   7.44              8.74            --     2009
                                                                                  10.37              7.44            --     2008
                                                                                  11.17             10.37            --     2007
                                                                                  10.00             11.17         6,887     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.42            $ 9.56            --     2011
                                                                                   8.67             10.42            --     2010
                                                                                   6.85              8.67            --     2009
                                                                                  10.54              6.85            --     2008
                                                                                  10.48             10.54            --     2007
                                                                                  10.00             10.48            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.36            $ 9.20            --     2011
                                                                                   7.52              9.36            --     2010
                                                                                   5.66              7.52            --     2009
                                                                                   9.70              5.66            --     2008
                                                                                   9.76              9.70            --     2007
                                                                                  10.00              9.76            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.09            $ 9.88         3,308     2011
                                                                                  10.30             10.09         3,311     2010
                                                                                  10.50             10.30            --     2009
                                                                                  10.45             10.50            --     2008
                                                                                  10.18             10.45            --     2007
                                                                                  10.00             10.18            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.50            $10.38            --     2011
                                                                                   9.34             10.50            --     2010
                                                                                   7.13              9.34            --     2009
                                                                                  11.09              7.13            --     2008
                                                                                  10.51             11.09            --     2007
                                                                                  10.00             10.51            --     2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.96            $11.01            --     2011
                                                                                  10.26             10.96            --     2010
                                                                                   7.26             10.26         9,709     2009
                                                                                  10.17              7.26        13,076     2008
                                                                                  10.21             10.17        29,590     2007
                                                                                  10.00             10.21            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.04            $ 9.56         14,690    2011
                                                                                    8.77             10.04         14,308    2010
                                                                                    6.61              8.77         28,337    2009
                                                                                   11.77              6.61         37,321    2008
                                                                                   10.25             11.77         31,876    2007
                                                                                   10.00             10.25         14,909    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.74            $ 8.62         16,400    2011
                                                                                    7.77              8.74         16,514    2010
                                                                                    6.11              7.77         25,401    2009
                                                                                   10.90              6.11         32,226    2008
                                                                                   10.99             10.90         27,333    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.28            $ 9.85             --    2011
                                                                                    8.96             11.28             --    2010
                                                                                    6.54              8.96             --    2009
                                                                                   11.06              6.54             --    2008
                                                                                    9.79             11.06             --    2007
                                                                                   10.00              9.79             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.35            $11.39        257,552    2011
                                                                                   10.29             11.35        290,824    2010
                                                                                    7.75             10.29        318,316    2009
                                                                                   11.24              7.75        377,381    2008
                                                                                   11.06             11.24        351,153    2007
                                                                                   10.00             11.06        227,480    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.91            $ 9.56             --    2011
                                                                                    9.07              9.91             --    2010
                                                                                    7.14              9.07             --    2009
                                                                                   11.13              7.14             --    2008
                                                                                   10.70             11.13             --    2007
                                                                                   10.00             10.70         32,185    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.57            $ 8.26          3,539    2011
                                                                                    7.93              8.57          3,708    2010
                                                                                    6.22              7.93          3,988    2009
                                                                                    9.90              6.22             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.13            $ 8.85         15,967    2011
                                                                                    8.38              9.13         15,671    2010
                                                                                    6.79              8.38             --    2009
                                                                                   11.02              6.79             --    2008
                                                                                   10.87             11.02         33,834    2007
                                                                                   10.00             10.87         14,169    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.17            $ 8.90         20,899    2011
                                                                                    9.58             10.17         18,895    2010
                                                                                    7.13              9.58         46,792    2009
                                                                                   12.22              7.13         62,230    2008
                                                                                   10.80             12.22         86,451    2007
                                                                                   10.00             10.80         50,091    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.42            $ 7.67         18,241    2011
                                                                                    8.01              8.42         17,009    2010
                                                                                    6.23              8.01         37,171    2009
                                                                                   11.04              6.23         47,182    2008
                                                                                   11.01             11.04             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.12            $ 9.60        239,839    2011
                                                                           9.44             10.12        256,310    2010
                                                                           8.00              9.44        272,772    2009
                                                                          11.56              8.00        289,323    2008
                                                                          10.58             11.56        303,234    2007
                                                                          10.00             10.58        229,716    2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.34            $12.99         71,584    2011
                                                                          11.54             12.34         76,565    2010
                                                                          10.74             11.54         42,440    2009
                                                                          10.83             10.74         22,155    2008
                                                                          10.40             10.83         48,764    2007
                                                                          10.00             10.40         55,006    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.52            $ 9.48         59,388    2011
                                                                           8.49              9.52         60,253    2010
                                                                           6.86              8.49         23,291    2009
                                                                          11.15              6.86         28,481    2008
                                                                          10.83             11.15         20,052    2007
                                                                          10.00             10.83             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.91            $ 9.89         14,165    2011
                                                                           8.71              9.91         14,417    2010
                                                                           6.62              8.71         28,490    2009
                                                                          11.12              6.62         37,143    2008
                                                                          10.18             11.12         33,521    2007
                                                                          10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.62            $ 9.28         15,187    2011
                                                                           8.21              9.62         14,853    2010
                                                                           6.18              8.21         12,130    2009
                                                                          10.31              6.18         16,254    2008
                                                                          10.24             10.31         28,914    2007
                                                                          10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.86            $ 9.98         13,907    2011
                                                                           8.82             10.86         13,123    2010
                                                                           6.30              8.82         11,327    2009
                                                                          11.44              6.30         15,881    2008
                                                                           9.96             11.44             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.04            $10.61         52,854    2011
                                                                           9.92             11.04         52,116    2010
                                                                           7.58              9.92         24,928    2009
                                                                          11.86              7.58         32,406    2008
                                                                          10.97             11.86         25,106    2007
                                                                          10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.30            $10.13             --    2011
                                                                           9.38             10.30             --    2010
                                                                           6.88              9.38             --    2009
                                                                          11.15              6.88             --    2008
                                                                          10.26             11.15             --    2007
                                                                          10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.81            $12.09             --    2011
                                                                                 10.98             11.81             --    2010
                                                                                  9.05             10.98          8,956    2009
                                                                                 10.53              9.05         10,751    2008
                                                                                 10.40             10.53             --    2007
                                                                                 10.00             10.40             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.23            $10.18         56,112    2011
                                                                                  9.53             10.23         60,755    2010
                                                                                  8.26              9.53         63,380    2009
                                                                                 10.86              8.26         54,783    2008
                                                                                 10.67             10.86         42,126    2007
                                                                                 10.00             10.67         25,243    2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.11            $ 8.80             --    2011
                                                                                  8.52              9.11             --    2010
                                                                                  6.04              8.52             --    2009
                                                                                 11.34              6.04             --    2008
                                                                                 10.17             11.34             --    2007
                                                                                 10.00             10.17         18,698    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.32            $ 9.10             --    2011
                                                                                  8.22              9.32             --    2010
                                                                                  6.55              8.22             --    2009
                                                                                 10.90              6.55             --    2008
                                                                                 10.69             10.90             --    2007
                                                                                 10.00             10.69         32,309    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.42            $ 9.00         31,119    2011
                                                                                  7.81              9.42         30,327    2010
                                                                                  5.83              7.81         12,811    2009
                                                                                  9.60              5.83         17,428    2008
                                                                                  9.94              9.60         23,238    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.28            $12.43         11,308    2011
                                                                                 10.95             12.28         11,628    2010
                                                                                  7.97             10.95          9,095    2009
                                                                                 10.64              7.97         12,655    2008
                                                                                 10.49             10.64             --    2007
                                                                                 10.00             10.49         14,648    2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.99            $11.87         47,004    2011
                                                                                 11.62             11.99         47,421    2010
                                                                                 10.47             11.62         67,813    2009
                                                                                 10.73             10.47         73,928    2008
                                                                                 10.21             10.73        154,508    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.07            $ 7.26          --       2011
                                                                            7.15              8.07          --       2010
                                                                            6.04              7.15          --       2009
                                                                           10.76              6.04          --       2008
                                                                            9.83             10.76          --       2007
                                                                           10.00              9.83          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.95            $ 6.34          --       2011
                                                                            6.07              6.95          --       2010
                                                                            4.74              6.07          --       2009
                                                                            8.78              4.74          --       2008
                                                                           10.00              8.78          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.49          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.08            $ 8.60          --       2011
                                                                            8.43              9.08          --       2010
                                                                            6.93              8.43          --       2009
                                                                           10.16              6.93          --       2008
                                                                           10.00             10.16          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.47            $ 8.78          --       2011
                                                                            7.68              8.47          --       2010
                                                                            6.53              7.68          --       2009
                                                                           11.28              6.53          --       2008
                                                                           11.01             11.28          --       2007
                                                                           10.00             11.01          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.24            $ 8.69          --       2011
                                                                            8.61              9.24          --       2010
                                                                            6.43              8.61          --       2009
                                                                           10.94              6.43          --       2008
                                                                            9.85             10.94          --       2007
                                                                           10.00              9.85          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.52            $12.58          --       2011
                                                                           11.22             11.52          --       2010
                                                                           10.42             11.22          --       2009
                                                                           10.84             10.42          --       2008
                                                                           10.13             10.84          --       2007
                                                                           10.00             10.13          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 7.61            $ 7.67          --       2011
                                                                            6.82              7.61          --       2010
                                                                            5.91              6.82          --       2009
                                                                            9.25              5.91          --       2008
                                                                           10.00              9.25          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 8.39            $ 7.21          --       2011
                                                                            7.58              8.39          --       2010
                                                                            5.80              7.58          --       2009
                                                                           10.76              5.80          --       2008
                                                                           10.00             10.76          --       2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.74            $ 9.62          --       2011
                                                                                   8.59              9.74          --       2010
                                                                                   6.54              8.59          --       2009
                                                                                  11.44              6.54          --       2008
                                                                                  10.00             11.44          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.25            $ 8.14          --       2011
                                                                                   7.44              8.25          --       2010
                                                                                   6.35              7.44          --       2009
                                                                                   8.88              6.35          --       2008
                                                                                  10.00              8.88          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.36            $ 8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
                                                                                   9.54              6.18          --       2008
                                                                                  10.00              9.54          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 8.82            $ 8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
                                                                                   9.22              5.37          --       2008
                                                                                  10.00              9.22          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.73            $ 9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
                                                                                  10.16             10.18          --       2008
                                                                                  10.00             10.16          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.46            $ 9.33          --       2011
                                                                                   8.43              9.46          --       2010
                                                                                   6.45              8.43          --       2009
                                                                                  10.07              6.45          --       2008
                                                                                  10.00             10.07          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.83            $10.86          --       2011
                                                                                  10.16             10.83          --       2010
                                                                                   7.21             10.16          --       2009
                                                                                  10.12              7.21          --       2008
                                                                                  10.20             10.12          --       2007
                                                                                  10.00             10.20          --       2006
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 9.92            $ 9.42          --       2011
                                                                                   8.69              9.92          --       2010
                                                                                   6.56              8.69          --       2009
                                                                                  11.72              6.56          --       2008
                                                                                  10.23             11.72          --       2007
                                                                                  10.00             10.23          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.64            $ 8.50          --       2011
                                                                                    7.69              8.64          --       2010
                                                                                    6.06              7.69          --       2009
                                                                                   10.85              6.06          --       2008
                                                                                   10.97             10.85          --       2007
                                                                                   10.00             10.97          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.15            $ 9.71          --       2011
                                                                                    8.88             11.15          --       2010
                                                                                    6.50              8.88          --       2009
                                                                                   11.02              6.50          --       2008
                                                                                    9.78             11.02          --       2007
                                                                                   10.00              9.78          --       2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.22            $11.22          --       2011
                                                                                   10.19             11.22          --       2010
                                                                                    7.69             10.19          --       2009
                                                                                   11.19              7.69          --       2008
                                                                                   11.04             11.19          --       2007
                                                                                   10.00             11.04          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.62            $ 8.30          --       2011
                                                                                    7.91              8.62          --       2010
                                                                                    6.24              7.91          --       2009
                                                                                    9.75              6.24          --       2008
                                                                                   10.00              9.75          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.49            $ 8.17          --       2011
                                                                                    7.88              8.49          --       2010
                                                                                    6.20              7.88          --       2009
                                                                                    9.89              6.20          --       2008
                                                                                   10.00              9.89          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.02            $ 8.72          --       2011
                                                                                    8.30              9.02          --       2010
                                                                                    6.74              8.30          --       2009
                                                                                   10.97              6.74          --       2008
                                                                                   10.86             10.97          --       2007
                                                                                   10.00             10.86          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.78            $ 7.66          --       2011
                                                                                    8.29              8.78          --       2010
                                                                                    6.19              8.29          --       2009
                                                                                   10.62              6.19          --       2008
                                                                                   10.00             10.62          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.32            $ 7.56          --       2011
                                                                                    7.93              8.32          --       2010
                                                                                    6.19              7.93          --       2009
                                                                                   10.99              6.19          --       2008
                                                                                   10.99             10.99          --       2007
                                                                                   10.00             10.99          --       2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.00            $ 9.46          --       2011
                                                                                    9.35             10.00          --       2010
                                                                                    7.94              9.35          --       2009
                                                                                   11.51              7.94          --       2008
                                                                                   10.56             11.51          --       2007
                                                                                   10.00             10.56          --       2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $11.61            $12.19          --       2011
                                                                          10.88             11.61          --       2010
                                                                          10.15             10.88          --       2009
                                                                          10.26             10.15          --       2008
                                                                          10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.33            $ 8.28          --       2011
                                                                           7.46              8.33          --       2010
                                                                           6.04              7.46          --       2009
                                                                           9.84              6.04          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.05            $ 9.01          --       2011
                                                                           7.98              9.05          --       2010
                                                                           6.08              7.98          --       2009
                                                                          10.24              6.08          --       2008
                                                                          10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 8.57            $ 8.25          --       2011
                                                                           7.34              8.57          --       2010
                                                                           5.54              7.34          --       2009
                                                                           9.26              5.54          --       2008
                                                                          10.00              9.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.11            $ 9.27          --       2011
                                                                           8.23             10.11          --       2010
                                                                           5.89              8.23          --       2009
                                                                          10.73              5.89          --       2008
                                                                          10.00             10.73          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 9.40            $ 9.01          --       2011
                                                                           8.47              9.40          --       2010
                                                                           6.48              8.47          --       2009
                                                                          10.18              6.48          --       2008
                                                                          10.00             10.18          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.18            $ 9.98          --       2011
                                                                           9.29             10.18          --       2010
                                                                           6.84              9.29          --       2009
                                                                          11.11              6.84          --       2008
                                                                          10.24             11.11          --       2007
                                                                          10.00             10.24          --       2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.04            $11.28          --       2011
                                                                          10.29             11.04          --       2010
                                                                           8.50             10.29          --       2009
                                                                           9.92              8.50          --       2008
                                                                          10.00              9.92          --       2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.11            $10.04          --       2011
                                                                           9.44             10.11          --       2010
                                                                           8.21              9.44          --       2009
                                                                          10.82              8.21          --       2008
                                                                          10.65             10.82          --       2007
                                                                          10.00             10.65          --       2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.00            $ 8.68          --       2011
                                                                                  8.44              9.00          --       2010
                                                                                  5.99              8.44          --       2009
                                                                                 11.29              5.99          --       2008
                                                                                 10.15             11.29          --       2007
                                                                                 10.00             10.15          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.21            $ 8.97          --       2011
                                                                                  8.14              9.21          --       2010
                                                                                  6.51              8.14          --       2009
                                                                                 10.86              6.51          --       2008
                                                                                 10.67             10.86          --       2007
                                                                                 10.00             10.67          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.31            $ 8.88          --       2011
                                                                                  7.74              9.31          --       2010
                                                                                  5.79              7.74          --       2009
                                                                                  9.56              5.79          --       2008
                                                                                  9.92              9.56          --       2007
                                                                                 10.00              9.92          --       2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.13            $12.25          --       2011
                                                                                 10.85             12.13          --       2010
                                                                                  7.92             10.85          --       2009
                                                                                 10.59              7.92          --       2008
                                                                                 10.48             10.59          --       2007
                                                                                 10.00             10.48          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.84            $11.70          --       2011
                                                                                 11.51             11.84          --       2010
                                                                                 10.40             11.51          --       2009
                                                                                 10.69             10.40          --       2008
                                                                                 10.19             10.69          --       2007
                                                                                 10.00             10.19          --       2006
-------------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.10            $ 7.30            --     2011
                                                                            7.18              8.10            --     2010
                                                                            6.06              7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.31            $ 8.49            --     2011
                                                                            8.12              9.31            --     2010
                                                                            6.33              8.12           290     2009
                                                                           11.71              6.33           312     2008
                                                                           12.71             11.71           118     2007
                                                                           10.00             12.71            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.50            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.11            $ 8.64            --     2011
                                                                            8.45              9.11            --     2010
                                                                            6.94              8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.51            $ 8.83            --     2011
                                                                            7.71              8.51            --     2010
                                                                            6.55              7.71           762     2009
                                                                           11.30              6.55           771     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.29            $ 8.74            --     2011
                                                                            8.65              9.29            --     2010
                                                                            6.45              8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.58            $12.65            --     2011
                                                                           11.26             11.58            --     2010
                                                                           10.45             11.26           826     2009
                                                                           10.86             10.45           731     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.88            $ 8.95            --     2011
                                                                            7.95              8.88            --     2010
                                                                            6.89              7.95            --     2009
                                                                           10.76              6.89            --     2008
                                                                           11.02             10.76            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.71            $ 8.36            --     2011
                                                                            8.77              9.71            --     2010
                                                                            6.70              8.77         1,191     2009
                                                                           12.42              6.70         1,334     2008
                                                                           10.76             12.42         1,408     2007
                                                                           10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.76            $ 9.65           --      2011
                                                                                   8.60              9.76           --      2010
                                                                                   6.54              8.60           --      2009
                                                                                  11.42              6.54           --      2008
                                                                                   9.65             11.42           --      2007
                                                                                  10.00              9.65           --      2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.64            $ 9.52           --      2011
                                                                                   8.69              9.64           --      2010
                                                                                   7.41              8.69           --      2009
                                                                                  10.35              7.41           --      2008
                                                                                  11.16             10.35           --      2007
                                                                                  10.00             11.16           --      2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.34            $ 9.48           --      2011
                                                                                   8.62             10.34           --      2010
                                                                                   6.82              8.62           --      2009
                                                                                  10.51              6.82           --      2008
                                                                                  10.47             10.51           --      2007
                                                                                  10.00             10.47           --      2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10           --      2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.29            $ 9.12           --      2011
                                                                                   7.47              9.29           --      2010
                                                                                   5.64              7.47           --      2009
                                                                                   9.68              5.64           --      2008
                                                                                   9.75              9.68           --      2007
                                                                                  10.00              9.75           --      2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.01            $ 9.80           --      2011
                                                                                  10.24             10.01           --      2010
                                                                                  10.46             10.24           --      2009
                                                                                  10.43             10.46           --      2008
                                                                                  10.17             10.43           --      2007
                                                                                  10.00             10.17           --      2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.43            $10.29           --      2011
                                                                                   9.28             10.43           --      2010
                                                                                   7.10              9.28           --      2009
                                                                                  11.07              7.10           --      2008
                                                                                  10.50             11.07           --      2007
                                                                                  10.00             10.50           --      2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.88            $10.92           --      2011
                                                                                  10.20             10.88           --      2010
                                                                                   7.23             10.20          234      2009
                                                                                  10.14              7.23          268      2008
                                                                                  10.20             10.14          592      2007
                                                                                  10.00             10.20           --      2006
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 9.97            $ 9.48           --      2011
                                                                                   8.72              9.97           --      2010
                                                                                   6.58              8.72          685      2009
                                                                                  11.74              6.58          762      2008
                                                                                  10.24             11.74          630      2007
                                                                                  10.00             10.24           --      2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.68            $ 8.55            --     2011
                                                                                    7.72              8.68            --     2010
                                                                                    6.08              7.72           610     2009
                                                                                   10.87              6.08           662     2008
                                                                                   10.98             10.87           535     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.20            $ 9.77            --     2011
                                                                                    8.91             11.20            --     2010
                                                                                    6.52              8.91            --     2009
                                                                                   11.04              6.52            --     2008
                                                                                    9.78             11.04            --     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.27            $11.29            --     2011
                                                                                   10.23             11.27            --     2010
                                                                                    7.71             10.23            --     2009
                                                                                   11.21              7.71            --     2008
                                                                                   11.05             11.21            --     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.84            $ 9.48            --     2011
                                                                                    9.02              9.84            --     2010
                                                                                    7.11              9.02            --     2009
                                                                                   11.10              7.11            --     2008
                                                                                   10.68             11.10            --     2007
                                                                                   10.00             10.68            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77            --     2011
                                                                                    8.33              9.06            --     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99           665     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.10            $ 8.82            --     2011
                                                                                    9.52             10.10            --     2010
                                                                                    7.10              9.52         1,109     2009
                                                                                   12.18              7.10         1,254     2008
                                                                                   10.79             12.18         1,704     2007
                                                                                   10.00             10.79            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96           888     2009
                                                                                   11.01              6.21           955     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.04            $ 9.52            --     2011
                                                                                    9.39             10.04            --     2010
                                                                                    7.96              9.39            --     2009
                                                                                   11.53              7.96            --     2008
                                                                                   10.57             11.53            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.26            $12.88            --     2011
                                                                          11.47             12.26            --     2010
                                                                          10.70             11.47         1,009     2009
                                                                          10.80             10.70           448     2008
                                                                          10.39             10.80           972     2007
                                                                          10.00             10.39            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.45            $ 9.40            --     2011
                                                                           8.44              9.45            --     2010
                                                                           6.83              8.44           561     2009
                                                                          11.12              6.83           583     2008
                                                                          10.82             11.12           394     2007
                                                                          10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.84            $ 9.80            --     2011
                                                                           8.66              9.84            --     2010
                                                                           6.60              8.66           691     2009
                                                                          11.10              6.60           754     2008
                                                                          10.17             11.10           661     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.55            $ 9.20            --     2011
                                                                           8.17              9.55            --     2010
                                                                           6.16              8.17           296     2009
                                                                          10.29              6.16           327     2008
                                                                          10.23             10.29           569     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.78            $ 9.90            --     2011
                                                                           8.77             10.78            --     2010
                                                                           6.27              8.77           277     2009
                                                                          11.41              6.27           323     2008
                                                                           9.95             11.41            --     2007
                                                                          10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.96            $10.52            --     2011
                                                                           9.86             10.96            --     2010
                                                                           7.54              9.86           600     2009
                                                                          11.83              7.54           663     2008
                                                                          10.96             11.83           493     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.23            $10.04            --     2011
                                                                           9.33             10.23            --     2010
                                                                           6.86              9.33            --     2009
                                                                          11.12              6.86            --     2008
                                                                          10.25             11.12            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.72            $11.99            --     2011
                                                                          10.92             11.72            --     2010
                                                                           9.01             10.92           214     2009
                                                                          10.50              9.01           216     2008
                                                                          10.39             10.50            --     2007
                                                                          10.00             10.39            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.16            $10.10            --     2011
                                                                                  9.48             10.16            --     2010
                                                                                  8.23              9.48            --     2009
                                                                                 10.83              8.23            --     2008
                                                                                 10.66             10.83            --     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03            --     2011
                                                                                  8.17              9.26            --     2010
                                                                                  6.53              8.17            --     2009
                                                                                 10.88              6.53            --     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93            --     2011
                                                                                  7.77              9.35            --     2010
                                                                                  5.80              7.77           312     2009
                                                                                  9.57              5.80           354     2008
                                                                                  9.93              9.57           456     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.19            $12.32            --     2011
                                                                                 10.89             12.19            --     2010
                                                                                  7.94             10.89           219     2009
                                                                                 10.61              7.94           250     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.90            $11.77            --     2011
                                                                                 11.56             11.90            --     2010
                                                                                 10.43             11.56         1,618     2009
                                                                                 10.71             10.43         1,490     2008
                                                                                 10.20             10.71         3,091     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 7.48            $ 6.79          --       2011
                                                                            6.58              7.48          --       2010
                                                                            5.51              6.58          --       2009
                                                                            9.72              5.51          --       2008
                                                                           10.00              9.72          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 7.48            $ 6.88          --       2011
                                                                            6.47              7.48          --       2010
                                                                            5.01              6.47          --       2009
                                                                            9.20              5.01          --       2008
                                                                           10.00              9.20          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.97            $ 8.57          --       2011
                                                                            8.25              8.97          --       2010
                                                                            6.73              8.25          --       2009
                                                                            9.78              6.73          --       2008
                                                                           10.00              9.78          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.49            $ 7.83          --       2011
                                                                            6.74              7.49          --       2010
                                                                            5.68              6.74          --       2009
                                                                            9.72              5.68          --       2008
                                                                           10.00              9.72          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.49            $ 8.05          --       2011
                                                                            7.84              8.49          --       2010
                                                                            5.80              7.84          --       2009
                                                                            9.79              5.80          --       2008
                                                                           10.00              9.79          --       2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.09            $12.21          --       2011
                                                                           10.70             11.09          --       2010
                                                                            9.85             10.70          --       2009
                                                                           10.16              9.85          --       2008
                                                                           10.00             10.16          --       2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.15            $ 8.29          --       2011
                                                                            7.25              8.15          --       2010
                                                                            6.23              7.25          --       2009
                                                                            9.66              6.23          --       2008
                                                                           10.00              9.66          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 7.75            $ 6.72          --       2011
                                                                            6.94              7.75          --       2010
                                                                            5.26              6.94          --       2009
                                                                            9.68              5.26          --       2008
                                                                           10.00              9.68          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 8.59            $ 8.56          --       2011
                                                                            7.51              8.59          --       2010
                                                                            5.67              7.51          --       2009
                                                                            9.83              5.67          --       2008
                                                                           10.00              9.83          --       2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.12            $ 9.08          --       2011
                                                                                   8.16              9.12          --       2010
                                                                                   6.90              8.16          --       2009
                                                                                   9.57              6.90          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.80          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.64            $ 8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
                                                                                   9.57              6.26          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.14          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.48            $ 9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
                                                                                   9.66              5.67          --       2008
                                                                                  10.00              9.66          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.84            $ 9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
                                                                                  10.02             10.12          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.76            $ 9.62          --       2011
                                                                                   9.90              9.76          --       2010
                                                                                  10.04              9.90          --       2009
                                                                                  10.00             10.04          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.40            $ 9.35          --       2011
                                                                                   8.31              9.40          --       2010
                                                                                   6.30              8.31          --       2009
                                                                                   9.75              6.30          --       2008
                                                                                  10.00              9.75          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.00            $11.12          --       2011
                                                                                  10.23             11.00          --       2010
                                                                                   7.19             10.23          --       2009
                                                                                  10.02              7.19          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 8.51            $ 8.16          --       2011
                                                                                   7.39              8.51          --       2010
                                                                                   5.53              7.39          --       2009
                                                                                   9.80              5.53          --       2008
                                                                                  10.00              9.80          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $ 7.88            $ 7.81          --       2011
                                                                                   6.95              7.88          --       2010
                                                                                   5.43              6.95          --       2009
                                                                                   9.64              5.43          --       2008
                                                                                  10.00              9.64          --       2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.16            $ 8.92          --       2011
                                                                                    8.02             10.16          --       2010
                                                                                    5.82              8.02          --       2009
                                                                                    9.78              5.82          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.15            $10.24          --       2011
                                                                                    9.14             10.15          --       2010
                                                                                    6.84              9.14          --       2009
                                                                                    9.87              6.84          --       2008
                                                                                   10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.76            $ 8.50          --       2011
                                                                                    7.97              8.76          --       2010
                                                                                    6.23              7.97          --       2009
                                                                                    9.66              6.23          --       2008
                                                                                   10.00              9.66          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.32          --       2011
                                                                                    7.89              8.58          --       2010
                                                                                    6.15              7.89          --       2009
                                                                                    9.73              6.15          --       2008
                                                                                   10.00              9.73          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.17            $ 7.97          --       2011
                                                                                    7.46              8.17          --       2010
                                                                                    6.00              7.46          --       2009
                                                                                    9.68              6.00          --       2008
                                                                                   10.00              9.68          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.29            $ 7.30          --       2011
                                                                                    7.76              8.29          --       2010
                                                                                    5.75              7.76          --       2009
                                                                                    9.78              5.75          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.49            $ 6.87          --       2011
                                                                                    7.08              7.49          --       2010
                                                                                    5.48              7.08          --       2009
                                                                                    9.64              5.48          --       2008
                                                                                   10.00              9.64          --       2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 8.75            $ 8.36          --       2011
                                                                                    8.12              8.75          --       2010
                                                                                    6.83              8.12          --       2009
                                                                                    9.82              6.83          --       2008
                                                                                   10.00              9.82          --       2007
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $11.73            $12.42          --       2011
                                                                                   10.89             11.73          --       2010
                                                                                   10.08             10.89          --       2009
                                                                                   10.10             10.08          --       2008
                                                                                   10.00             10.10          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 8.42            $ 8.44          --       2011
                                                                                    7.47              8.42          --       2010
                                                                                    6.00              7.47          --       2009
                                                                                    9.69              6.00          --       2008
                                                                                   10.00              9.69          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 $ 8.81            $ 8.84          --       2011
                                                                                  7.70              8.81          --       2010
                                                                                  5.82              7.70          --       2009
                                                                                  9.71              5.82          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                $ 9.17            $ 8.90          --       2011
                                                                                  7.79              9.17          --       2010
                                                                                  5.83              7.79          --       2009
                                                                                  9.66              5.83          --       2008
                                                                                 10.00              9.66          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                  $ 9.39            $ 8.68          --       2011
                                                                                  7.58              9.39          --       2010
                                                                                  5.38              7.58          --       2009
                                                                                  9.71              5.38          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                     $ 9.20            $ 8.89          --       2011
                                                                                  8.22              9.20          --       2010
                                                                                  6.24              8.22          --       2009
                                                                                  9.71              6.24          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.21            $ 9.11          --       2011
                                                                                  8.33              9.21          --       2010
                                                                                  6.08              8.33          --       2009
                                                                                  9.79              6.08          --       2008
                                                                                 10.00              9.79          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.46            $11.80          --       2011
                                                                                 10.59             11.46          --       2010
                                                                                  8.67             10.59          --       2009
                                                                                 10.03              8.67          --       2008
                                                                                 10.00             10.03          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.45            $ 9.46          --       2011
                                                                                  8.74              9.45          --       2010
                                                                                  7.54              8.74          --       2009
                                                                                  9.84              7.54          --       2008
                                                                                 10.00              9.84          --       2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.94            $ 7.72          --       2011
                                                                                  7.38              7.94          --       2010
                                                                                  5.20              7.38          --       2009
                                                                                  9.71              5.20          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.43            $ 8.28          --       2011
                                                                                  7.39              8.43          --       2010
                                                                                  5.86              7.39          --       2009
                                                                                  9.68              5.86          --       2008
                                                                                 10.00              9.68          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.63            $ 9.26          --       2011
                                                                                  7.94              9.63          --       2010
                                                                                  5.89              7.94          --       2009
                                                                                  9.63              5.89          --       2008
                                                                                 10.00              9.63          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $11.79            $12.00          --       2011
                                                                 10.45             11.79          --       2010
                                                                  7.56             10.45          --       2009
                                                                 10.03              7.56          --       2008
                                                                 10.00             10.03          --       2007
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.45            $11.41          --       2011
                                                                 11.04             11.45          --       2010
                                                                  9.88             11.04          --       2009
                                                                 10.07              9.88          --       2008
                                                                 10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------

                            NO RIDER OPTION ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.52            $ 7.73         1,504     2011
                                                                            7.48              8.52         1,943     2010
                                                                            6.27              7.48         1,941     2009
                                                                           11.07              6.27         1,993     2008
                                                                           10.03             11.07         2,546     2007
                                                                            9.57             10.03         1,476     2006
                                                                            8.92              9.57            --     2005
                                                                            8.49              8.92            --     2004
                                                                            6.65              8.49            --     2003
                                                                            8.92              6.65            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.16            $11.18         7,972     2011
                                                                           10.53             12.16         9,078     2010
                                                                            8.15             10.53        13,474     2009
                                                                           14.96              8.15        13,789     2008
                                                                           16.11             14.96         8,282     2007
                                                                           11.49             16.11         5,201     2006
                                                                           10.00             11.49         1,941     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54         2,333     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.35            $ 8.93         1,156     2011
                                                                            8.60              9.35           796     2010
                                                                            7.01              8.60            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.61            $10.05        16,322     2011
                                                                            8.65              9.61        24,726     2010
                                                                            7.29              8.65        45,422     2009
                                                                           12.48              7.29        44,311     2008
                                                                           12.08             12.48        30,058     2007
                                                                           10.47             12.08        32,430     2006
                                                                           10.16             10.47        16,532     2005
                                                                            9.27             10.16        10,712     2004
                                                                            7.12              9.27             1     2003
                                                                            9.29              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.43            $ 7.99        18,732     2011
                                                                            7.78              8.43        18,942     2010
                                                                            5.76              7.78        18,873     2009
                                                                            9.71              5.76        22,786     2008
                                                                            8.68              9.71        19,179     2007
                                                                            8.86              8.68        15,225     2006
                                                                            7.83              8.86         9,781     2005
                                                                            7.33              7.83         2,754     2004
                                                                            6.03              7.33             1     2003
                                                                            8.85              6.03            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.74            $12.93        34,349     2011
                                                                           11.34             11.74        36,664     2010
                                                                           10.43             11.34        45,669     2009
                                                                           10.76             10.43        46,299     2008
                                                                            9.97             10.76        11,310     2007
                                                                            9.96              9.97         9,109     2006
                                                                           10.00              9.96         3,031     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.82            $14.04         6,181     2011
                                                                12.28             13.82         9,077     2010
                                                                10.55             12.28         9,086     2009
                                                                16.37             10.55         9,096     2008
                                                                16.62             16.37         9,596     2007
                                                                14.41             16.62         9,003     2006
                                                                13.97             14.41         3,345     2005
                                                                12.55             13.97            --     2004
                                                                 9.84             12.55            --     2003
                                                                10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $17.32            $15.01        14,353     2011
                                                                15.51             17.32        15,405     2010
                                                                11.77             15.51        25,715     2009
                                                                21.64             11.77        29,977     2008
                                                                18.60             21.64        27,642     2007
                                                                15.10             18.60        16,250     2006
                                                                13.53             15.10           684     2005
                                                                11.94             13.53           310     2004
                                                                 9.73             11.94            --     2003
                                                                10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.94            $12.89         7,160     2011
                                                                11.31             12.94        11,198     2010
                                                                 8.54             11.31        11,378     2009
                                                                14.80              8.54        13,149     2008
                                                                12.41             14.80        13,909     2007
                                                                13.02             12.41        14,154     2006
                                                                12.93             13.02         8,369     2005
                                                                11.86             12.93           989     2004
                                                                 9.63             11.86            --     2003
                                                                10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.35            $15.28        16,338     2011
                                                                13.73             15.35        19,028     2010
                                                                11.62             13.73        21,503     2009
                                                                16.11             11.62        18,299     2008
                                                                17.23             16.11        14,363     2007
                                                                14.73             17.23        15,115     2006
                                                                14.23             14.73        10,165     2005
                                                                12.63             14.23         1,931     2004
                                                                 9.94             12.63             1     2003
                                                                10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.80         4,737     2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.47            $20.75         6,409     2011
                                                                18.59             22.47         7,521     2010
                                                                14.59             18.59         8,630     2009
                                                                22.32             14.59         9,621     2008
                                                                22.07             22.32        10,025     2007
                                                                17.97             22.07         7,830     2006
                                                                16.61             17.97         3,489     2005
                                                                13.43             16.61             1     2004
                                                                 9.62             13.43            --     2003
                                                                10.00              9.62            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.14        22,400     2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $16.03            $15.86         3,706     2011
                                                                                  12.80             16.03         4,873     2010
                                                                                   9.58             12.80         5,313     2009
                                                                                  16.32              9.58         6,422     2008
                                                                                  16.32             16.32         7,214     2007
                                                                                  15.36             16.32         4,448     2006
                                                                                  14.28             15.36           960     2005
                                                                                  12.66             14.28            33     2004
                                                                                   9.75             12.66            --     2003
                                                                                  10.00              9.75            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.39            $10.24        66,912     2011
                                                                                  10.54             10.39        53,440     2010
                                                                                  10.68             10.54        40,600     2009
                                                                                  10.57             10.68        54,762     2008
                                                                                  10.23             10.57        13,940     2007
                                                                                   9.93             10.23        15,606     2006
                                                                                   9.81              9.93        11,725     2005
                                                                                   9.90              9.81        12,343     2004
                                                                                   9.99              9.90            --     2003
                                                                                  10.00              9.99            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.76            $ 9.62            --     2011
                                                                                   9.90              9.76            --     2010
                                                                                  10.04              9.90            --     2009
                                                                                  10.00             10.04            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 8.83            $ 8.78         3,721     2011
                                                                                   7.81              8.83         3,724     2010
                                                                                   5.92              7.81         3,727     2009
                                                                                   9.16              5.92         3,731     2008
                                                                                   8.63              9.16         3,735     2007
                                                                                   8.02              8.63         3,738     2006
                                                                                   7.85              8.02           921     2005
                                                                                   7.50              7.85            --     2004
                                                                                   6.04              7.50            --     2003
                                                                                   8.63              6.04            --     2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $12.00            $12.13        27,690     2011
                                                                                  11.16             12.00        37,867     2010
                                                                                   7.85             11.16        41,112     2009
                                                                                  10.93              7.85        45,739     2008
                                                                                  10.91             10.93        56,379     2007
                                                                                  10.50             10.91        49,604     2006
                                                                                  10.25             10.50        38,524     2005
                                                                                  10.12             10.25        23,409     2004
                                                                                   9.97             10.12         3,037     2003
                                                                                  10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $15.29            $14.65        28,863     2011
                                                                                  13.27             15.29        37,021     2010
                                                                                   9.94             13.27        47,890     2009
                                                                                  17.59              9.94        52,586     2008
                                                                                  15.22             17.59        49,023     2007
                                                                                  13.86             15.22        38,050     2006
                                                                                  12.06             13.86        12,322     2005
                                                                                  10.62             12.06         1,541     2004
                                                                                   8.41             10.62            --     2003
                                                                                   9.44              8.41            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.62            $10.54         22,995    2011
                                                                                    9.38             10.62         25,026    2010
                                                                                    7.33              9.38         29,990    2009
                                                                                   13.00              7.33         32,303    2008
                                                                                   13.03             13.00         28,573    2007
                                                                                   11.03             13.03          8,033    2006
                                                                                   10.60             11.03          3,505    2005
                                                                                    9.67             10.60            815    2004
                                                                                    7.54              9.67              1    2003
                                                                                    9.24              7.54             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $23.04            $20.24         12,726    2011
                                                                                   18.19             23.04         11,286    2010
                                                                                   13.20             18.19         12,255    2009
                                                                                   22.19             13.20         13,123    2008
                                                                                   19.52             22.19         14,492    2007
                                                                                   17.62             19.52         12,777    2006
                                                                                   15.15             17.62          6,130    2005
                                                                                   12.33             15.15          1,076    2004
                                                                                    9.05             12.33            895    2003
                                                                                   10.21              9.05             --    2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87        186,346    2011
                                                                                   11.49             12.75        223,039    2010
                                                                                    8.60             11.49        233,306    2009
                                                                                   12.40              8.60        250,102    2008
                                                                                   12.13             12.40        295,800    2007
                                                                                   10.41             12.13        127,813    2006
                                                                                   10.00             10.41         44,867    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.55            $13.15         10,866    2011
                                                                                   12.32             13.55         12,944    2010
                                                                                    9.64             12.32         13,975    2009
                                                                                   14.93              9.64         14,270    2008
                                                                                   14.27             14.93         13,793    2007
                                                                                   13.05             14.27         21,026    2006
                                                                                   13.11             13.05          6,681    2005
                                                                                   12.32             13.11          1,088    2004
                                                                                    9.85             12.32             --    2003
                                                                                   10.00              9.85             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48          2,336    2011
                                                                                    8.05              8.74          2,340    2010
                                                                                    6.27              8.05          2,344    2009
                                                                                    9.92              6.27          2,347    2008
                                                                                   10.00              9.92          2,351    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.66            $14.30         25,577    2011
                                                                                   13.38             14.66         30,561    2010
                                                                                   10.77             13.38         27,592    2009
                                                                                   17.38             10.77         32,594    2008
                                                                                   17.04             17.38         43,877    2007
                                                                                   14.61             17.04         20,921    2006
                                                                                   13.41             14.61          8,357    2005
                                                                                   12.08             13.41          2,729    2004
                                                                                    9.79             12.08          2,505    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $18.26            $16.08         29,298    2011
                                                                              17.09             18.26         36,782    2010
                                                                              12.65             17.09         45,241    2009
                                                                              21.54             12.65         48,994    2008
                                                                              18.93             21.54         53,636    2007
                                                                              15.82             18.93         32,950    2006
                                                                              14.57             15.82         10,579    2005
                                                                              12.47             14.57          4,133    2004
                                                                               9.57             12.47            921    2003
                                                                              10.00              9.57             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.67            $ 7.94         30,433    2011
                                                                               8.19              8.67         33,148    2010
                                                                               6.34              8.19         40,951    2009
                                                                              11.15              6.34         41,449    2008
                                                                              11.05             11.15         15,776    2007
                                                                              10.00             11.05            455    2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.78            $13.19          5,525    2011
                                                                              12.75             13.78          5,917    2010
                                                                              10.71             12.75          5,999    2009
                                                                              15.37             10.71          7,226    2008
                                                                              13.97             15.37          5,437    2007
                                                                              12.46             13.97          2,124    2006
                                                                              12.19             12.46          1,180    2005
                                                                              11.44             12.19             --    2004
                                                                              10.00             11.44             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.41            $ 9.94         38,312    2011
                                                                               9.66             10.41         40,789    2010
                                                                               8.13              9.66         45,157    2009
                                                                              11.68              8.13         58,325    2008
                                                                              10.62             11.68         63,403    2007
                                                                              10.00             10.62         17,253    2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.70            $13.45        104,449    2011
                                                                              11.80             12.70        105,927    2010
                                                                              10.92             11.80         92,690    2009
                                                                              10.94             10.92         34,969    2008
                                                                              10.44             10.94         30,055    2007
                                                                              10.00             10.44         18,768    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.79            $ 9.81         35,253    2011
                                                                               8.68              9.79         38,164    2010
                                                                               6.97              8.68         13,831    2009
                                                                              11.26              6.97         15,075    2008
                                                                              10.87             11.26          9,059    2007
                                                                              10.00             10.87             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.71            $12.84          2,605    2011
                                                                              13.93             14.71          2,829    2010
                                                                              10.00             13.93          1,085    2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.20            $10.23          8,380    2011
                                                                               8.91             10.20          9,110    2010
                                                                               6.73              8.91         17,158    2009
                                                                              11.24              6.73         20,005    2008
                                                                              10.22             11.24         16,495    2007
                                                                              10.00             10.22             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.89            $ 9.60        14,578     2011
                                                                           8.40              9.89        14,977     2010
                                                                           6.28              8.40        15,109     2009
                                                                          10.42              6.28        15,805     2008
                                                                          10.28             10.42        20,760     2007
                                                                          10.00             10.28         6,621     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $11.17            $10.33        10,347     2011
                                                                           9.02             11.17        13,402     2010
                                                                           6.40              9.02        11,531     2009
                                                                          11.56              6.40         9,879     2008
                                                                          10.00             11.56         2,568     2007
                                                                          10.00             10.00           229     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.68            $15.79        16,023     2011
                                                                          12.89             15.68        20,804     2010
                                                                          10.00             12.89        25,793     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.19            $15.19         2,283     2011
                                                                          12.92             16.19         3,088     2010
                                                                          10.00             12.92         3,325     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.36            $10.98        36,740     2011
                                                                          10.14             11.36        38,637     2010
                                                                           7.70             10.14        20,666     2009
                                                                          11.98              7.70        20,121     2008
                                                                          11.01             11.98        13,691     2007
                                                                          10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 8.98            $ 8.88        17,302     2011
                                                                           8.12              8.98        20,060     2010
                                                                           5.93              8.12        20,694     2009
                                                                           9.54              5.93        20,238     2008
                                                                           8.72              9.54        20,645     2007
                                                                           8.25              8.72        19,191     2006
                                                                           8.03              8.25        11,229     2005
                                                                           7.47              8.03         9,038     2004
                                                                           6.19              7.47         3,188     2003
                                                                           8.68              6.19            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $14.45            $14.89         7,165     2011
                                                                          13.36             14.45        12,598     2010
                                                                          10.94             13.36        17,559     2009
                                                                          12.65             10.94        20,148     2008
                                                                          12.42             12.65        20,994     2007
                                                                          11.84             12.42        17,791     2006
                                                                          11.82             11.84        14,359     2005
                                                                          11.16             11.82         5,240     2004
                                                                          10.28             11.16         1,048     2003
                                                                          10.00             10.28            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.71            $13.73        45,692     2011
                                                                          12.69             13.71        52,792     2010
                                                                          10.94             12.69        54,307     2009
                                                                          14.29             10.94        57,584     2008
                                                                          13.95             14.29        58,669     2007
                                                                          12.68             13.95        50,711     2006
                                                                          12.54             12.68        22,356     2005
                                                                          11.46             12.54         5,640     2004
                                                                          10.03             11.46         4,642     2003
                                                                          10.00             10.03            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.51            $13.13        19,501     2011
                                                                                 12.56             13.51        28,675     2010
                                                                                  8.84             12.56        30,289     2009
                                                                                 16.51              8.84        32,562     2008
                                                                                 14.71             16.51        32,780     2007
                                                                                 13.86             14.71        31,377     2006
                                                                                 13.41             13.86        13,749     2005
                                                                                 12.77             13.41         1,495     2004
                                                                                  9.91             12.77         1,260     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.38            $10.20        15,190     2011
                                                                                  9.09             10.38        17,578     2010
                                                                                  7.21              9.09        18,585     2009
                                                                                 11.92              7.21        26,741     2008
                                                                                 11.61             11.92        33,800     2007
                                                                                 10.27             11.61        40,156     2006
                                                                                  9.85             10.27        17,235     2005
                                                                                  9.16              9.85         5,226     2004
                                                                                  7.35              9.16         3,861     2003
                                                                                  9.21              7.35            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.68            $17.97        20,133     2011
                                                                                 15.40             18.68        22,042     2010
                                                                                 11.42             15.40        17,976     2009
                                                                                 18.69             11.42        17,497     2008
                                                                                 19.23             18.69        19,270     2007
                                                                                 17.02             19.23        11,865     2006
                                                                                 15.74             17.02         6,512     2005
                                                                                 13.40             15.74         1,366     2004
                                                                                  9.43             13.40           320     2003
                                                                                 10.00              9.43            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.90            $17.21        10,901     2011
                                                                                 14.98             16.90        12,613     2010
                                                                                 10.84             14.98        12,252     2009
                                                                                 14.37             10.84        13,479     2008
                                                                                 14.09             14.37        11,028     2007
                                                                                 13.11             14.09        10,319     2006
                                                                                 12.78             13.11         1,444     2005
                                                                                 11.84             12.78            --     2004
                                                                                  9.78             11.84            --     2003
                                                                                 10.04              9.78            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.32            $12.28        76,403     2011
                                                                                 11.87             12.32        71,317     2010
                                                                                 10.63             11.87        69,576     2009
                                                                                 10.83             10.63        79,024     2008
                                                                                 10.24             10.83        68,871     2007
                                                                                  9.99             10.24         7,343     2006
                                                                                 10.00              9.99         8,303     2005
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.22            $ 8.31            --     2011
                                                                            8.16              9.22            --     2010
                                                                            6.88              8.16            --     2009
                                                                           12.22              6.88            --     2008
                                                                           11.15             12.22            --     2007
                                                                           10.71             11.15            --     2006
                                                                           10.00             10.71            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 7.37            $ 6.73           791     2011
                                                                            6.42              7.37           744     2010
                                                                            5.01              6.42         1,547     2009
                                                                            9.25              5.01         1,629     2008
                                                                           10.00              9.25           339     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.51            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.14            $ 8.68            --     2011
                                                                            8.47              9.14            --     2010
                                                                            6.95              8.47            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.08            $ 9.43            --     2011
                                                                            8.22              9.08            --     2010
                                                                            6.98              8.22         2,990     2009
                                                                           12.01              6.98         2,956     2008
                                                                           11.71             12.01            --     2007
                                                                           10.22             11.71            --     2006
                                                                           10.00             10.22            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.13            $ 9.55            --     2011
                                                                            9.43             10.13            --     2010
                                                                            7.02              9.43            --     2009
                                                                           11.92              7.02            --     2008
                                                                           10.72             11.92            --     2007
                                                                           11.02             10.72            --     2006
                                                                           10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.49            $12.57         2,131     2011
                                                                           11.17             11.49         2,359     2010
                                                                           10.35             11.17         3,547     2009
                                                                           10.74             10.35         3,010     2008
                                                                           10.02             10.74            --     2007
                                                                           10.08             10.02            --     2006
                                                                           10.00             10.08            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.13            $ 8.21            --     2011
                                                                            7.28              8.13            --     2010
                                                                            6.30              7.28            --     2009
                                                                            9.83              6.30            --     2008
                                                                           10.00              9.83            --     2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 8.99            $ 7.74         2,773     2011
                                                                            8.10              8.99         2,405     2010
                                                                            6.19              8.10         5,514     2009
                                                                           11.46              6.19         5,893     2008
                                                                           10.00             11.46         3,348     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.15            $10.04            --     2011
                                                                                   8.93             10.15            --     2010
                                                                                   6.78              8.93            --     2009
                                                                                  11.84              6.78            --     2008
                                                                                  10.00             11.84            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.66            $ 8.56            --     2011
                                                                                   7.80              8.66            --     2010
                                                                                   6.64              7.80            --     2009
                                                                                   9.27              6.64            --     2008
                                                                                  10.00              9.27            --     2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.00            $ 9.17            --     2011
                                                                                   8.33             10.00            --     2010
                                                                                   6.58              8.33            --     2009
                                                                                  10.14              6.58            --     2008
                                                                                  10.00             10.14            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.53            $ 9.37            --     2011
                                                                                   7.66              9.53            --     2010
                                                                                   5.77              7.66            --     2009
                                                                                   9.90              5.77            --     2008
                                                                                  10.00              9.90            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.89            $ 9.68            --     2011
                                                                                  10.10              9.89            --     2010
                                                                                  10.30             10.10            --     2009
                                                                                  10.26             10.30            --     2008
                                                                                  10.00             10.26            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.59            $ 9.39            --     2011
                                                                                   9.79              9.59            --     2010
                                                                                   9.99              9.79            --     2009
                                                                                  10.00              9.99            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.97            $ 9.85            --     2011
                                                                                   8.87              9.97            --     2010
                                                                                   6.77              8.87            --     2009
                                                                                  10.55              6.77            --     2008
                                                                                  10.00             10.55            --     2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.17            $11.22            --     2011
                                                                                  10.46             11.17            --     2010
                                                                                   7.40             10.46           951     2009
                                                                                  10.38              7.40         1,069     2008
                                                                                  10.43             10.38         1,225     2007
                                                                                  10.10             10.43            --     2006
                                                                                  10.00             10.10            --     2005
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $11.63            $11.07         1,447     2011
                                                                                  10.16             11.63         1,393     2010
                                                                                   7.66             10.16         2,423     2009
                                                                                  13.66              7.66         2,676     2008
                                                                                  11.89             13.66         1,154     2007
                                                                                  10.90             11.89            --     2006
                                                                                  10.00             10.90            --     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.65            $ 9.51         1,685     2011
                                                                                    8.58              9.65         1,683     2010
                                                                                    6.75              8.58         2,292     2009
                                                                                   12.05              6.75         2,445     2008
                                                                                   12.16             12.05         1,041     2007
                                                                                   10.35             12.16            --     2006
                                                                                   10.00             10.35            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.01            $12.23            --     2011
                                                                                   11.13             14.01            --     2010
                                                                                    8.13             11.13            --     2009
                                                                                   13.76              8.13            --     2008
                                                                                   12.19             13.76            --     2007
                                                                                   11.07             12.19            --     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.56            $11.59         8,643     2011
                                                                                   10.48             11.56        17,391     2010
                                                                                    7.90             10.48        17,575     2009
                                                                                   11.47              7.90        18,173     2008
                                                                                   11.29             11.47        18,264     2007
                                                                                    9.75             11.29            --     2006
                                                                                   10.00              9.75            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.25            $ 8.92            --     2011
                                                                                    8.47              9.25            --     2010
                                                                                    6.67              8.47            --     2009
                                                                                   10.40              6.67            --     2008
                                                                                   10.00             10.40            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24         8,388     2011
                                                                                    7.92              8.55         8,327     2010
                                                                                    6.21              7.92        10,118     2009
                                                                                    9.90              6.21        11,751     2008
                                                                                   10.00              9.90         7,971     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82         1,821     2011
                                                                                    8.37              9.11         1,770     2010
                                                                                    6.78              8.37            --     2009
                                                                                   11.01              6.78            --     2008
                                                                                   10.87             11.01         1,433     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 9.34            $ 8.17         2,626     2011
                                                                                    8.80              9.34         2,328     2010
                                                                                    6.56              8.80         5,106     2009
                                                                                   11.23              6.56         5,521     2008
                                                                                   10.00             11.23         3,997     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65         2,101     2011
                                                                                    7.99              8.40         1,926     2010
                                                                                    6.23              7.99         3,718     2009
                                                                                   11.03              6.23         3,875     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.09            $ 9.57        10,350     2011
                                                                           9.42             10.09        10,142     2010
                                                                           7.98              9.42        11,492     2009
                                                                          11.55              7.98        11,859     2008
                                                                          10.57             11.55         9,628     2007
                                                                          10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $11.82            $12.43         8,638     2011
                                                                          11.05             11.82         9,161     2010
                                                                          10.30             11.05         4,464     2009
                                                                          10.38             10.30         1,896     2008
                                                                          10.00             10.38         2,163     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.78            $ 8.75         7,317     2011
                                                                           7.84              8.78         7,375     2010
                                                                           6.34              7.84         2,511     2009
                                                                          10.31              6.34         2,577     2008
                                                                          10.00             10.31           912     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.72            $ 9.69         1,650     2011
                                                                           8.55              9.72         1,662     2010
                                                                           6.50              8.55         2,871     2009
                                                                          10.93              6.50         3,127     2008
                                                                          10.00             10.93         1,432     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.38            $ 9.04         1,769     2011
                                                                           8.02              9.38         1,723     2010
                                                                           6.04              8.02         1,223     2009
                                                                          10.08              6.04         1,369     2008
                                                                          10.00             10.08         1,243     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.87            $ 9.98         1,600     2011
                                                                           8.83             10.87         1,485     2010
                                                                           6.31              8.83         1,111     2009
                                                                          11.46              6.31         1,313     2008
                                                                          10.00             11.46            --     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.06            $ 9.67         6,618     2011
                                                                           9.05             10.06         6,447     2010
                                                                           6.91              9.05         2,720     2009
                                                                          10.83              6.91         2,961     2008
                                                                          10.00             10.83         1,156     2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.78            $10.59            --     2011
                                                                           9.81             10.78            --     2010
                                                                           7.21              9.81            --     2009
                                                                          11.68              7.21            --     2008
                                                                          10.75             11.68            --     2007
                                                                          10.23             10.75            --     2006
                                                                          10.00             10.23            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.32            $11.58            --     2011
                                                                          10.53             11.32            --     2010
                                                                           8.68             10.53           939     2009
                                                                          10.11              8.68           915     2008
                                                                          10.00             10.11            --     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.48            $10.43            --     2011
                                                                                  9.77             10.48            --     2010
                                                                                  8.47              9.77            --     2009
                                                                                 11.14              8.47            --     2008
                                                                                 10.95             11.14            --     2007
                                                                                 10.02             10.95            --     2006
                                                                                 10.00             10.02            --     2005
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.77            $ 9.43            --     2011
                                                                                  9.14              9.77            --     2010
                                                                                  6.48              9.14            --     2009
                                                                                 12.18              6.48            --     2008
                                                                                 10.92             12.18            --     2007
                                                                                 10.36             10.92            --     2006
                                                                                 10.00             10.36            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.06            $ 9.82            --     2011
                                                                                  8.87             10.06            --     2010
                                                                                  7.08              8.87            --     2009
                                                                                 11.79              7.08            --     2008
                                                                                 11.56             11.79            --     2007
                                                                                 10.29             11.56            --     2006
                                                                                 10.00             10.29            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.16            $10.67         2,998     2011
                                                                                  9.27             11.16         2,891     2010
                                                                                  6.91              9.27         1,059     2009
                                                                                 11.39              6.91         1,218     2008
                                                                                 11.80             11.39           820     2007
                                                                                 10.51             11.80            --     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.51            $12.65         1,274     2011
                                                                                 11.16             12.51         1,301     2010
                                                                                  8.13             11.16           891     2009
                                                                                 10.85              8.13         1,003     2008
                                                                                 10.71             10.85            --     2007
                                                                                 10.03             10.71            --     2006
                                                                                 10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.90            $11.78         5,466     2011
                                                                                 11.55             11.90         5,463     2010
                                                                                 10.41             11.55         6,853     2009
                                                                                 10.67             10.41         6,094     2008
                                                                                 10.15             10.67         6,576     2007
                                                                                  9.98             10.15            --     2006
                                                                                 10.00              9.98            --     2005
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.34            $ 7.53            --     2011
                                                                            7.36              8.34            --     2010
                                                                            6.20              7.36            --     2009
                                                                           11.00              6.20            --     2008
                                                                           10.00             11.00            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 7.42            $ 6.79         8,044     2011
                                                                            6.45              7.42         9,024     2010
                                                                            5.02              6.45        21,616     2009
                                                                            9.26              5.02        23,050     2008
                                                                           10.00              9.26         5,136     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74        11,837     2011
                                                                            8.50              9.19        12,124     2010
                                                                            6.96              8.50        12,508     2009
                                                                           10.18              6.96        14,759     2008
                                                                           10.00             10.18        10,425     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.80            $ 8.12            --     2011
                                                                            7.06              7.80            --     2010
                                                                            5.98              7.06        48,981     2009
                                                                           10.28              5.98        48,312     2008
                                                                           10.00             10.28            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.52            $ 8.99            --     2011
                                                                            8.84              9.52            --     2010
                                                                            6.58              8.84            --     2009
                                                                           11.15              6.58            --     2008
                                                                           10.00             11.15            --     2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.51            $12.61        21,428     2011
                                                                           11.17             11.51        28,530     2010
                                                                           10.33             11.17        49,453     2009
                                                                           10.71             10.33        44,444     2008
                                                                           10.00             10.71         3,105     2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.18            $ 8.27            --     2011
                                                                            7.31              8.18            --     2010
                                                                            6.31              7.31            --     2009
                                                                            9.85              6.31            --     2008
                                                                           10.00              9.85            --     2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.04            $ 7.80        27,866     2011
                                                                            8.14              9.04        29,247     2010
                                                                            6.21              8.14        76,654     2009
                                                                           11.48              6.21        89,861     2008
                                                                           10.00             11.48        57,269     2007
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $10.21            $10.12            --     2011
                                                                            8.97             10.21            --     2010
                                                                            6.80              8.97            --     2009
                                                                           11.86              6.80            --     2008
                                                                           10.00             11.86            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.71            $ 8.63            --     2011
                                                                                   7.83              8.71            --     2010
                                                                                   6.66              7.83            --     2009
                                                                                   9.28              6.66         1,183     2008
                                                                                  10.00              9.28         1,191     2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.07            $ 9.24            --     2011
                                                                                   8.37             10.07            --     2010
                                                                                   6.60              8.37            --     2009
                                                                                  10.15              6.60            --     2008
                                                                                  10.00             10.15            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.59            $ 9.44            --     2011
                                                                                   7.69              9.59            --     2010
                                                                                   5.79              7.69            --     2009
                                                                                   9.91              5.79            --     2008
                                                                                  10.00              9.91            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.95            $ 9.75         9,459     2011
                                                                                  10.14              9.95         9,478     2010
                                                                                  10.33             10.14        16,470     2009
                                                                                  10.28             10.33            --     2008
                                                                                  10.00             10.28            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.63            $ 9.44            --     2011
                                                                                   9.82              9.63            --     2010
                                                                                  10.00              9.82            --     2009
                                                                                  10.00             10.00         3,678     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.03            $ 9.92            --     2011
                                                                                   8.91             10.03            --     2010
                                                                                   6.79              8.91            --     2009
                                                                                  10.57              6.79            --     2008
                                                                                  10.00             10.57            --     2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.77            $10.84            --     2011
                                                                                  10.07             10.77            --     2010
                                                                                   7.12             10.07        13,880     2009
                                                                                   9.96              7.12        15,249     2008
                                                                                  10.00              9.96        19,482     2007
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 9.83            $ 9.37        17,478     2011
                                                                                   8.57              9.83        20,240     2010
                                                                                   6.46              8.57        40,613     2009
                                                                                  11.49              6.46        46,298     2008
                                                                                  10.00             11.49        23,039     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $ 8.00            $ 7.90        20,869     2011
                                                                                   7.10              8.00        24,977     2010
                                                                                   5.58              7.10        38,948     2009
                                                                                   9.95              5.58        40,608     2008
                                                                                  10.00              9.95        19,332     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.66            $10.19             --    2011
                                                                                    9.25             11.66             --    2010
                                                                                    6.75              9.25             --    2009
                                                                                   11.40              6.75             --    2008
                                                                                   10.00             11.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.31            $10.35        111,241    2011
                                                                                    9.33             10.31        120,409    2010
                                                                                    7.02              9.33        127,150    2009
                                                                                   10.18              7.02        155,133    2008
                                                                                   10.00             10.18        114,698    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.31            $ 8.99             --    2011
                                                                                    8.51              9.31             --    2010
                                                                                    6.69              8.51             --    2009
                                                                                   10.42              6.69          5,278    2008
                                                                                   10.00             10.42          4,778    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30         28,264    2011
                                                                                    7.95              8.59         29,483    2010
                                                                                    6.23              7.95         30,380    2009
                                                                                    9.90              6.23         34,246    2008
                                                                                   10.00              9.90         30,123    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.39            $ 8.15         20,216    2011
                                                                                    7.70              8.39         23,588    2010
                                                                                    6.23              7.70             --    2009
                                                                                   10.10              6.23          2,515    2008
                                                                                   10.00             10.10         26,031    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 9.39            $ 8.23         26,357    2011
                                                                                    8.84              9.39         28,341    2010
                                                                                    6.58              8.84         71,130    2009
                                                                                   11.25              6.58         85,242    2008
                                                                                   10.00             11.25         67,794    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.64            $ 6.97         23,414    2011
                                                                                    7.26              7.64         25,953    2010
                                                                                    5.65              7.26         57,511    2009
                                                                                    9.99              5.65         59,587    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.59            $ 9.11        114,194    2011
                                                                                    8.94              9.59        117,511    2010
                                                                                    7.56              8.94        120,305    2009
                                                                                   10.92              7.56        128,037    2008
                                                                                   10.00             10.92        109,830    2007
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $11.89            $12.53         86,486    2011
                                                                                   11.10             11.89        110,205    2010
                                                                                   10.33             11.10         61,956    2009
                                                                                   10.40             10.33         31,815    2008
                                                                                   10.00             10.40         40,834    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 8.84            $ 8.81         74,470    2011
                                                                                    7.88              8.84         89,822    2010
                                                                                    6.36              7.88         35,198    2009
                                                                                   10.32              6.36         35,327    2008
                                                                                   10.00             10.32         13,976    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 $ 9.78            $ 9.77        16,716     2011
                                                                                  8.59              9.78        20,232     2010
                                                                                  6.52              8.59        40,491     2009
                                                                                 10.95              6.52        43,259     2008
                                                                                 10.00             10.95        22,004     2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                $ 9.44            $ 9.11        18,027     2011
                                                                                  8.05              9.44        20,969     2010
                                                                                  6.05              8.05        17,335     2009
                                                                                 10.09              6.05        19,066     2008
                                                                                 10.00             10.09        19,075     2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                  $10.93            $10.06        16,107     2011
                                                                                  8.87             10.93        18,069     2010
                                                                                  6.33              8.87        15,783     2009
                                                                                 11.48              6.33        18,156     2008
                                                                                 10.00             11.48            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                     $10.12            $ 9.74        67,123     2011
                                                                                  9.09             10.12        78,642     2010
                                                                                  6.94              9.09        38,137     2009
                                                                                 10.85              6.94        40,701     2008
                                                                                 10.00             10.85        17,700     2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $10.08            $ 9.92            --     2011
                                                                                  9.17             10.08            --     2010
                                                                                  6.72              9.17            --     2009
                                                                                 10.88              6.72            --     2008
                                                                                 10.00             10.88            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.39            $11.67            --     2011
                                                                                 10.58             11.39            --     2010
                                                                                  8.71             10.58        13,059     2009
                                                                                 10.12              8.71        12,749     2008
                                                                                 10.00             10.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.63            $ 9.59        55,943     2011
                                                                                  8.96              9.63        57,269     2010
                                                                                  7.76              8.96        57,922     2009
                                                                                 10.19              7.76        59,397     2008
                                                                                 10.00             10.19        57,632     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.00            $ 8.70            --     2011
                                                                                  8.41              9.00            --     2010
                                                                                  5.95              8.41            --     2009
                                                                                 11.16              5.95         3,299     2008
                                                                                 10.00             11.16         2,494     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.77            $ 8.58            --     2011
                                                                                  7.73              8.77            --     2010
                                                                                  6.16              7.73            --     2009
                                                                                 10.23              6.16         5,815     2008
                                                                                 10.00             10.23         4,891     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.50            $ 9.09        35,977     2011
                                                                                  7.87              9.50        41,684     2010
                                                                                  5.87              7.87        17,832     2009
                                                                                  9.65              5.87        19,979     2008
                                                                                 10.00              9.65        14,924     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $11.73            $11.89         13,777    2011
                                                                 10.45             11.73         16,854    2010
                                                                  7.60             10.45         13,373    2009
                                                                 10.14              7.60         17,268    2008
                                                                 10.00             10.14          2,188    2007
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.78            $11.68         55,659    2011
                                                                 11.41             11.78         66,877    2010
                                                                 10.27             11.41         96,979    2009
                                                                 10.52             10.27         85,999    2008
                                                                 10.00             10.52        101,805    2007
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.35            $ 8.45            --     2011
                                                                            8.25              9.35            --     2010
                                                                            6.94              8.25            --     2009
                                                                           12.30              6.94            --     2008
                                                                           11.19             12.30            --     2007
                                                                           10.72             11.19            --     2006
                                                                           10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $10.74            $ 9.84           472     2011
                                                                            9.34             10.74           426     2010
                                                                            7.26              9.34           888     2009
                                                                           13.37              7.26           589     2008
                                                                           14.46             13.37           217     2007
                                                                           10.36             14.46            --     2006
                                                                           10.00             10.36            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.22            $ 8.77            --     2011
                                                                            8.52              9.22            --     2010
                                                                            6.97              8.52            --     2009
                                                                           10.18              6.97            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.20            $ 9.58            --     2011
                                                                            8.31              9.20            --     2010
                                                                            7.04              8.31         2,453     2009
                                                                           12.09              7.04         3,609     2008
                                                                           11.75             12.09         1,656     2007
                                                                           10.23             11.75         1,640     2006
                                                                           10.00             10.23         1,053     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.28            $ 9.71            --     2011
                                                                            9.53             10.28            --     2010
                                                                            7.08              9.53            --     2009
                                                                           11.99              7.08            77     2008
                                                                           10.76             11.99            67     2007
                                                                           11.03             10.76            72     2006
                                                                           10.00             11.03            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.65            $12.78         1,792     2011
                                                                           11.30             11.65         1,924     2010
                                                                           10.44             11.30         2,893     2009
                                                                           10.81             10.44         1,867     2008
                                                                           10.06             10.81           417     2007
                                                                           10.09             10.06         1,552     2006
                                                                           10.00             10.09            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 9.47            $ 9.58            --     2011
                                                                            8.45              9.47            --     2010
                                                                            7.29              8.45            --     2009
                                                                           11.36              7.29         1,401     2008
                                                                           11.58             11.36         1,233     2007
                                                                           10.08             11.58         1,160     2006
                                                                           10.00             10.08         1,068     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $12.67            $10.94         1,701     2011
                                                                                  11.40             12.67         1,425     2010
                                                                                   8.68             11.40         3,258     2009
                                                                                  16.03              8.68         2,199     2008
                                                                                  13.83             16.03         2,198     2007
                                                                                  11.27             13.83         1,803     2006
                                                                                  10.00             11.27            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.00            $ 9.92            --     2011
                                                                                   8.78             10.00            --     2010
                                                                                   6.65              8.78            --     2009
                                                                                  11.58              6.65         1,939     2008
                                                                                   9.75             11.58         1,538     2007
                                                                                  10.27              9.75         1,741     2006
                                                                                  10.00             10.27         1,278     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.33            $10.25            --     2011
                                                                                   9.28             10.33            --     2010
                                                                                   7.89              9.28            --     2009
                                                                                  10.98              7.89            --     2008
                                                                                  11.79             10.98            --     2007
                                                                                  10.13             11.79           321     2006
                                                                                  10.00             10.13            --     2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $12.70            $11.68            --     2011
                                                                                  10.55             12.70            --     2010
                                                                                   8.31             10.55            --     2009
                                                                                  12.77              8.31            --     2008
                                                                                  12.67             12.77            --     2007
                                                                                  10.36             12.67            --     2006
                                                                                  10.00             10.36            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $10.52            $10.37            --     2011
                                                                                   8.43             10.52            --     2010
                                                                                   6.34              8.43            --     2009
                                                                                  10.84              6.34            --     2008
                                                                                  10.89             10.84            --     2007
                                                                                  10.29             10.89            --     2006
                                                                                  10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.32            $10.13            --     2011
                                                                                  10.51             10.32            --     2010
                                                                                  10.70             10.51         1,931     2009
                                                                                  10.63             10.70         1,320     2008
                                                                                  10.33             10.63         1,908     2007
                                                                                  10.06             10.33         1,883     2006
                                                                                  10.00             10.06         1,075     2005
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.91            $10.81            --     2011
                                                                                   9.68             10.91            --     2010
                                                                                   7.37              9.68            --     2009
                                                                                  11.46              7.37            --     2008
                                                                                  10.83             11.46            --     2007
                                                                                  10.11             10.83            --     2006
                                                                                  10.00             10.11            --     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $11.33            $11.40             --    2011
                                                                                   10.58             11.33             --    2010
                                                                                    7.47             10.58            779    2009
                                                                                   10.44              7.47            561    2008
                                                                                   10.47             10.44          1,104    2007
                                                                                   10.11             10.47             --    2006
                                                                                   10.00             10.11             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.80            $11.26          1,244    2011
                                                                                   10.28             11.80          1,147    2010
                                                                                    7.73             10.28          1,996    2009
                                                                                   13.74              7.73          1,385    2008
                                                                                   11.94             13.74          1,053    2007
                                                                                   10.92             11.94            633    2006
                                                                                   10.00             10.92             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.79            $ 9.67          1,451    2011
                                                                                    8.68              9.79          1,389    2010
                                                                                    6.81              8.68          1,882    2009
                                                                                   12.13              6.81          1,947    2008
                                                                                   12.20             12.13          1,484    2007
                                                                                   10.36             12.20            511    2006
                                                                                   10.00             10.36             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.21            $12.43             --    2011
                                                                                   11.26             14.21             --    2010
                                                                                    8.21             11.26             --    2009
                                                                                   13.85              8.21             --    2008
                                                                                   12.23             13.85             --    2007
                                                                                   11.09             12.23             --    2006
                                                                                   10.00             11.09             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.72            $11.78        104,845    2011
                                                                                   10.60             11.72        130,647    2010
                                                                                    7.97             10.60        136,887    2009
                                                                                   11.54              7.97        159,836    2008
                                                                                   11.33             11.54        162,211    2007
                                                                                    9.76             11.33        167,549    2006
                                                                                   10.00              9.76         88,667    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $10.18            $ 9.84             --    2011
                                                                                    9.29             10.18             --    2010
                                                                                    7.30              9.29             --    2009
                                                                                   11.36              7.30            539    2008
                                                                                   10.90             11.36            490    2007
                                                                                   10.01             10.90          2,054    2006
                                                                                   10.00             10.01             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33             --    2011
                                                                                    7.97              8.62             --    2010
                                                                                    6.23              7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            $10.50            $10.20         1,376     2011
                                                                               9.62             10.50         1,283     2010
                                                                               7.77              9.62            --     2009
                                                                              12.60              7.77            --     2008
                                                                              12.40             12.60         1,147     2007
                                                                              10.67             12.40           612     2006
                                                                              10.00             10.67            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $12.30            $10.79         1,726     2011
                                                                              11.56             12.30         1,475     2010
                                                                               8.59             11.56         3,231     2009
                                                                              14.68              8.59         4,925     2008
                                                                              12.96             14.68         5,038     2007
                                                                              10.87             12.96         4,483     2006
                                                                              10.00             10.87         1,648     2005
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.50            $ 7.76         1,801     2011
                                                                               8.07              8.50         1,588     2010
                                                                               6.27              8.07         3,062     2009
                                                                              11.07              6.27         2,019     2008
                                                                              11.03             11.07            --     2007
                                                                              10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $11.14            $10.62        55,800     2011
                                                                              10.35             11.14        70,193     2010
                                                                               8.73             10.35        71,977     2009
                                                                              12.58              8.73        69,557     2008
                                                                              11.48             12.58        74,080     2007
                                                                              10.28             11.48        79,191     2006
                                                                              10.00             10.28        48,079     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.21            $ 9.71        31,743     2011
                                                                               9.51             10.21        37,350     2010
                                                                               8.04              9.51        37,206     2009
                                                                              11.60              8.04        36,740     2008
                                                                              10.59             11.60        42,301     2007
                                                                              10.00             10.59        46,944     2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.46            $13.14         6,991     2011
                                                                              11.62             12.46         7,189     2010
                                                                              10.80             11.62         3,502     2009
                                                                              10.86             10.80           956     2008
                                                                              10.41             10.86         1,864     2007
                                                                              10.00             10.41         2,716     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.61            $ 9.59         5,838     2011
                                                                               8.56              9.61         5,622     2010
                                                                               6.89              8.56         1,913     2009
                                                                              11.19              6.89         1,239     2008
                                                                              10.85             11.19           772     2007
                                                                              10.00             10.85            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.61            $12.70            --     2011
                                                                              13.89             14.61            --     2010
                                                                              10.00             13.89            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.00            $10.00         1,395     2011
                                                                               8.78             10.00         1,345     2010
                                                                               6.66              8.78         2,334     2009
                                                                              11.16              6.66         1,604     2008
                                                                              10.20             11.16         1,291     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.71            $ 9.38         1,496     2011
                                                                           8.28              9.71         1,387     2010
                                                                           6.21              8.28           991     2009
                                                                          10.35              6.21           695     2008
                                                                          10.25             10.35         1,114     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.96            $10.10         1,377     2011
                                                                           8.89             10.96         1,226     2010
                                                                           6.33              8.89           924     2009
                                                                          11.48              6.33           681     2008
                                                                           9.98             11.48            --     2007
                                                                          10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.58            $15.62            --     2011
                                                                          12.85             15.58            --     2010
                                                                          10.00             12.85            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.08            $15.03            --     2011
                                                                          12.89             16.08            --     2010
                                                                          10.00             12.89            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.14            $10.73         5,203     2011
                                                                           9.99             11.14         4,859     2010
                                                                           7.62              9.99         2,046     2009
                                                                          11.90              7.62         1,405     2008
                                                                          10.98             11.90           967     2007
                                                                          10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.93            $10.76            --     2011
                                                                           9.93             10.93            --     2010
                                                                           7.27              9.93            --     2009
                                                                          11.75              7.27            54     2008
                                                                          10.79             11.75            49     2007
                                                                          10.24             10.79            52     2006
                                                                          10.00             10.24            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.93            $12.24            --     2011
                                                                          11.07             11.93            --     2010
                                                                           9.10             11.07           738     2009
                                                                          10.57              9.10           462     2008
                                                                          10.41             10.57            --     2007
                                                                           9.97             10.41            --     2006
                                                                          10.00              9.97            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.63            $10.60        62,865     2011
                                                                           9.88             10.63        74,472     2010
                                                                           8.55              9.88        74,459     2009
                                                                          11.21              8.55        59,081     2008
                                                                          10.99             11.21        69,613     2007
                                                                          10.03             10.99        71,906     2006
                                                                          10.00             10.03        42,212     2005
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $ 9.90            $ 9.59            --     2011
                                                                           9.25              9.90            --     2010
                                                                           6.53              9.25            --     2009
                                                                          12.25              6.53            --     2008
                                                                          10.97             12.25            --     2007
                                                                          10.37             10.97           857     2006
                                                                          10.00             10.37            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.20            $ 9.98            --     2011
                                                                                  8.98             10.20            --     2010
                                                                                  7.14              8.98            --     2009
                                                                                 11.86              7.14            --     2008
                                                                                 11.60             11.86            --     2007
                                                                                 10.30             11.60         1,465     2006
                                                                                 10.00             10.30            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.32            $10.85         2,578     2011
                                                                                  9.37             11.32         2,377     2010
                                                                                  6.98              9.37           876     2009
                                                                                 11.47              6.98         2,309     2008
                                                                                 11.85             11.47         2,123     2007
                                                                                 10.53             11.85         1,275     2006
                                                                                 10.00             10.53           794     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.68            $12.86         1,080     2011
                                                                                 11.29             12.68         1,065     2010
                                                                                  8.20             11.29           730     2009
                                                                                 10.92              8.20         1,321     2008
                                                                                 10.75             10.92           826     2007
                                                                                 10.04             10.75         1,511     2006
                                                                                 10.00             10.04           479     2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.07            $11.98         4,608     2011
                                                                                 11.68             12.07         4,460     2010
                                                                                 10.50             11.68         5,600     2009
                                                                                 10.74             10.50         5,914     2008
                                                                                 10.19             10.74         9,692     2007
                                                                                  9.99             10.19         3,813     2006
                                                                                 10.00              9.99         2,167     2005
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (Foundation NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and
(ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.


We do business in the State of New York.


We are subject to regulation by the New York State Department of Financial Services (the "Department"). We file an annual statement with the Department on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Department examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the Department, at least every 5 years.


THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.



GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -1.56% as of December 31, 2011
Effective Yield:  -1.55% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:    -1.56% as of December 31, 2011
Effective Yield:  -1.55% as of December 31, 2011


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated March 14, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                        PAGE
                                                        ----
Independent Registered Public Accounting Firm's Report.  F-1

Statements of Assets and Liabilities...................  F-3

Statements of Operations............................... F-18

Statements of Changes in Net Assets.................... F-33

Notes to Financial Statements.......................... F-63

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products
Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan

Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 19, 2012

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                              BASIC       CAPITAL
                                              VALUE     APPRECIATION
                                             FUND --      FUND --
                              CONSOLIDATED  SERIES II     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $801,241,721    993,742     255,460
Dividend receivable..........      269,248         --          --
Receivable for units sold....      104,508         --          --
                              ------------  ---------     -------
       Total assets..........  801,615,477    993,742     255,460
                              ------------  ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       38,442         43          11
Payable for units
  withdrawn..................      520,814          2          87
                              ------------  ---------     -------
       Total liabilities.....      559,256         45          98
                              ------------  ---------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  785,360,841    993,697     255,362
  Variable annuity
   contract owners in
   the annuitization
   period....................   15,695,380         --          --
                              ------------  ---------     -------
       Net assets............ $801,056,221    993,697     255,362
                              ============  =========     =======
Investments in
  securities at cost......... $811,735,602  1,306,292     284,001
                              ============  =========     =======
Shares outstanding...........                 163,444      11,926
                                            =========     =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                                                   INVESCO VAN INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I. KAMPEN V.I. INVESCO VAN
                                  CORE        GLOBAL    INTERNATIONAL  LARGE CAP     CAPITAL     CAPITAL   KAMPEN V.I.
                                 EQUITY    REAL ESTATE     GROWTH        GROWTH      GROWTH      GROWTH     COMSTOCK
                                FUND --      FUND --       FUND --      FUND --      FUND --     FUND --     FUND --
                                SERIES I    SERIES II     SERIES II     SERIES I    SERIES I    SERIES II   SERIES II
                                 SHARES       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                              ------------ ------------ ------------- ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   662,444      344,352      6,452,806        --        117,742     165,447    2,507,968
Dividend receivable..........        --           --             --        --             --          --           --
Receivable for units sold....        --           --            978        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Total assets..........   662,444      344,352      6,453,784        --        117,742     165,447    2,507,968
                                -------      -------      ---------        --        -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        29           16            294        --              5           8          104
Payable for units
  withdrawn..................         1          152             --        --             --           1           18
                                -------      -------      ---------        --        -------     -------    ---------
       Total liabilities.....        30          168            294        --              5           9          122
                                -------      -------      ---------        --        -------     -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   662,414      314,276      6,372,373        --        117,737     165,438    2,507,846
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       29,908         81,117        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Net assets............   662,414      344,184      6,453,490        --        117,737     165,438    2,507,846
                                =======      =======      =========        ==        =======     =======    =========
Investments in
  securities at cost.........   614,249      391,945      6,386,098        --        136,077     144,200    2,550,301
                                =======      =======      =========        ==        =======     =======    =========
Shares outstanding...........    24,792       29,010        247,424        --          3,691       5,277      222,338
                                =======      =======      =========        ==        =======     =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            AIM VARIABLE
                           INSURANCE FUNDS
                          (INVESCO VARIABLE
                          INSURANCE FUNDS)
                             (CONTINUED)
                          ----------------- -----------------
                             INVESCO VAN
                             KAMPEN V.I.
                             EQUITY AND     ALLIANCEBERNSTEIN
                               INCOME           BALANCED
                               FUND --       WEALTH STRATEGY
                              SERIES II       PORTFOLIO --
                               SHARES            CLASS B
                          ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $1,384,613         6,173,395
Dividend receivable......            --                --
Receivable for units sold            --                --
                             ----------         ---------
     Total assets........     1,384,613         6,173,395
                             ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            83               295
Payable for units
 withdrawn...............         1,966               110
                             ----------         ---------
     Total liabilities...         2,049               405
                             ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     1,381,145         5,804,252
 Variable annuity
   contract owners in
   the annuitization
   period................         1,419           368,738
                             ----------         ---------
     Net assets..........    $1,382,564         6,172,990
                             ==========         =========
Investments in
 securities at cost......    $1,372,073         6,286,986
                             ==========         =========
Shares outstanding.......       101,586           571,611
                             ==========         =========




                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........      173,793          4,115,905         9,552,769         1,269,902          200,367
Dividend receivable......           --                 --                --                --               --
Receivable for units sold           --                 --             3,835                --               --
                               -------          ---------        ----------         ---------          -------
     Total assets........      173,793          4,115,905         9,556,604         1,269,902          200,367
                               -------          ---------        ----------         ---------          -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            7                179               444                55                9
Payable for units
 withdrawn...............            1                340                --                 1                2
                               -------          ---------        ----------         ---------          -------
     Total liabilities...            8                519               444                56               11
                               -------          ---------        ----------         ---------          -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      173,785          4,115,386         9,394,931         1,269,846          200,356
 Variable annuity
   contract owners in
   the annuitization
   period................           --                 --           161,229                --               --
                               -------          ---------        ----------         ---------          -------
     Net assets..........      173,785          4,115,386         9,556,160         1,269,846          200,356
                               =======          =========        ==========         =========          =======
Investments in
 securities at cost......      191,092          4,427,666        11,393,524         1,151,446          161,638
                               =======          =========        ==========         =========          =======
Shares outstanding.......       11,986            230,454           837,962            48,767           12,063
                               =======          =========        ==========         =========          =======

                             AMERICAN
                             CENTURY
                             VARIABLE       AMERICAN CENTURY
                          PORTFOLIOS II,        VARIABLE
                               INC.         PORTFOLIOS, INC.
                          -------------- ----------------------


                                VP          VP
                            INFLATION    INCOME &      VP
                            PROTECTION    GROWTH  INTERNATIONAL
                             FUND --     FUND --     FUND --
                             CLASS II    CLASS I     CLASS I
                          -------------- -------- -------------
ASSETS:
Investments at fair
 value (note 2b).........   13,556,754   611,126     853,741
Dividend receivable......           --        --          --
Receivable for units sold          627        --          --
                            ----------   -------     -------
     Total assets........   13,557,381   611,126     853,741
                            ----------   -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          632        27          42
Payable for units
 withdrawn...............           --         6         455
                            ----------   -------     -------
     Total liabilities...          632        33         497
                            ----------   -------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   13,206,907   611,093     733,746
 Variable annuity
   contract owners in
   the annuitization
   period................      349,842        --     119,498
                            ----------   -------     -------
     Net assets..........   13,556,749   611,093     853,244
                            ==========   =======     =======
Investments in
 securities at cost......   12,407,844   665,626     930,227
                            ==========   =======     =======
Shares outstanding.......    1,153,766    99,532     114,905
                            ==========   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.
                                 (CONTINUED)               BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------ ----------------------------------------------------------


                                                                     BLACKROCK     BLACKROCK    BLACKROCK
                                                    BLACKROCK         GLOBAL       LARGE CAP      VALUE
                                 VP       VP     BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              ULTRA(R)   VALUE       FUND --          FUND --       FUND --   V.I. FUND --
                              FUND --   FUND --     CLASS III        CLASS III     CLASS III    CLASS III
                              CLASS I   CLASS I       SHARES          SHARES        SHARES       SHARES
                              -------- --------- ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ $378,843   996,449     680,463        79,941,492      271,868      490,763
Dividend receivable..........       --        --          --                --           --           --
Receivable for units sold....       --        --          --            27,108           --           --
                              -------- ---------     -------        ----------      -------      -------
       Total assets..........  378,843   996,449     680,463        79,968,600      271,868      490,763
                              -------- ---------     -------        ----------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       16        39          30             4,001           12           22
Payable for units
  withdrawn..................       --        --         729                --           --          783
                              -------- ---------     -------        ----------      -------      -------
       Total liabilities.....       16        39         759             4,001           12          805
                              -------- ---------     -------        ----------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  378,827   996,410     679,704        78,995,842      271,856      489,958
  Variable annuity
   contract owners in
   the annuitization
   period....................       --        --          --           968,757           --           --
                              -------- ---------     -------        ----------      -------      -------
       Net assets............ $378,827   996,410     679,704        79,964,599      271,856      489,958
                              ======== =========     =======        ==========      =======      =======
Investments in
  securities at cost......... $355,700 1,138,194     779,700        81,829,265      226,296      574,554
                              ======== =========     =======        ==========      =======      =======
Shares outstanding...........   39,962   171,802      59,847         6,019,691       24,806       34,831
                              ======== =========     =======        ==========      =======      =======


                               COLUMBIA FUNDS VARIABLE
                                  INSURANCE TRUST I        DWS VARIABLE SERIES II
                              -------------------------- ---------------------------
                                             COLUMBIA
                                COLUMBIA     VARIABLE
                                VARIABLE   PORTFOLIO --
                              PORTFOLIO --    MARSICO                   DWS DREMAN
                                MARSICO    INTERNATIONAL  DWS CAPITAL  SMALL MID CAP
                                 GROWTH    OPPORTUNITIES GROWTH VIP -- VALUE VIP --
                                FUND --       FUND --       CLASS B       CLASS B
                                CLASS 1       CLASS 2       SHARES        SHARES
                              ------------ ------------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  2,894,840     6,757,972      84,049        769,246
Dividend receivable..........         --            --          --             --
Receivable for units sold....        208         1,355          --             --
                               ---------     ---------      ------        -------
       Total assets..........  2,895,048     6,759,327      84,049        769,246
                               ---------     ---------      ------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        125           307           4             34
Payable for units
  withdrawn..................         --            --          --             --
                               ---------     ---------      ------        -------
       Total liabilities.....        125           307           4             34
                               ---------     ---------      ------        -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  2,894,923     6,678,524      84,045        769,212
  Variable annuity
   contract owners in
   the annuitization
   period....................         --        80,496          --             --
                               ---------     ---------      ------        -------
       Net assets............  2,894,923     6,759,020      84,045        769,212
                               =========     =========      ======        =======
Investments in
  securities at cost.........  2,436,106     7,666,325      93,072        965,270
                               =========     =========      ======        =======
Shares outstanding...........    145,323       508,501       4,541         67,715
                               =========     =========      ======        =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                                             EATON
                                                                                                             VANCE
                                                                                                           VARIABLE
                                DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS                  TRUST
                              --------------------------------------- ----------------------------------- -----------
                                                                        DREYFUS               THE DREYFUS
                                                                       INVESTMENT   DREYFUS    SOCIALLY
                                                                       PORTFOLIOS   VARIABLE  RESPONSIBLE
                                  DWS                         DWS        MIDCAP    INVESTMENT   GROWTH        VT
                               LARGE CAP         DWS       TECHNOLOGY    STOCK      FUND --      FUND,    FLOATING --
                              VALUE VIP -- STRATEGIC VALUE   VIP --   PORTFOLIO --   MONEY      INC. --      RATE
                                CLASS B    VIP -- CLASS B   CLASS B     INITIAL      MARKET     INITIAL     INCOME
                                 SHARES        SHARES        SHARES      SHARES    PORTFOLIO    SHARES       FUND
                              ------------ --------------- ---------- ------------ ---------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $438,521         --            --        97,895    1,372,119    281,245    5,140,052
Dividend receivable..........         --         --            --            --           --         --       18,810
Receivable for units sold....         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Total assets..........    438,521         --            --        97,895    1,372,119    281,245    5,158,862
                                --------         --            --       -------    ---------    -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         18         --            --             4           60         12          210
Payable for units
  withdrawn..................          5         --            --             6            6         --        2,222
                                --------         --            --       -------    ---------    -------    ---------
       Total liabilities.....         23         --            --            10           66         12        2,432
                                --------         --            --       -------    ---------    -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    438,498         --            --        97,885    1,372,053    281,233    5,156,430
  Variable annuity
   contract owners in
   the annuitization
   period....................         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Net assets............   $438,498         --            --        97,885    1,372,053    281,233    5,156,430
                                ========         ==            ==       =======    =========    =======    =========
Investments in
  securities at cost.........   $473,755         --            --       100,546    1,372,119    222,708    5,125,733
                                ========         ==            ==       =======    =========    =======    =========
Shares outstanding...........     37,902         --            --         7,439    1,372,119      9,403      552,694
                                ========         ==            ==       =======    =========    =======    =========



                                   FEDERATED INSURANCE SERIES
                              ------------------------------------


                               FEDERATED    FEDERATED   FEDERATED
                                CAPITAL    HIGH INCOME HIGH INCOME
                              APPRECIATION    BOND        BOND
                               FUND II --  FUND II --  FUND II --
                                PRIMARY      PRIMARY     SERVICE
                                 SHARES      SHARES      SHARES
                              ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    64,585       3,057     3,803,376
Dividend receivable..........        --          --            --
Receivable for units sold....        --          --            --
                                 ------       -----     ---------
       Total assets..........    64,585       3,057     3,803,376
                                 ------       -----     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2          --           158
Payable for units
  withdrawn..................        --          --           605
                                 ------       -----     ---------
       Total liabilities.....         2          --           763
                                 ------       -----     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    64,583       3,057     3,802,613
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --            --
                                 ------       -----     ---------
       Net assets............    64,583       3,057     3,802,613
                                 ======       =====     =========
Investments in
  securities at cost.........    63,151       3,143     3,852,900
                                 ======       =====     =========
Shares outstanding...........    10,728         452       565,138
                                 ======       =====     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               FEDERATED INSURANCE
                               SERIES (CONTINUED)                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              --------------------- -----------------------------------------------------------------------------
                                                                                                                     VIP DYNAMIC
                              FEDERATED             VIP ASSET   VIP ASSET       VIP           VIP           VIP        CAPITAL
                               KAUFMANN  FEDERATED  MANAGER/SM/ MANAGER/SM/   BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                              FUND II --  MANAGED   PORTFOLIO   PORTFOLIO   PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                               SERVICE   VOLATILITY -- INITIAL  -- SERVICE    SERVICE       INITIAL       SERVICE      SERVICE
                                SHARES    FUND II     CLASS      CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                              ---------- ---------- ----------  ----------  ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,805,876   92,562    166,071     586,805     11,293,142     893,586     17,707,825     295,541
Dividend receivable..........         --       --         --          --             --          --             --          --
Receivable for units sold....        595       --         --         162             --          --             --           7
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total assets..........  7,806,471   92,562    166,071     586,967     11,293,142     893,586     17,707,825     295,548
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        359        4          6          29            590          35            755          13
Payable for units
  withdrawn..................         --       --         --          --          3,391          --          5,158          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total liabilities.....        359        4          6          29          3,981          35          5,913          13
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  7,684,575   92,558    166,065     566,075     11,167,140     893,551     17,612,043     295,535
  Variable annuity
   contract owners in
   the annuitization
   period....................    121,537       --         --      20,863        122,021          --         89,869          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Net assets............ $7,806,112   92,558    166,065     586,938     11,289,161     893,551     17,701,912     295,535
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Investments in
  securities at cost......... $7,568,650  104,360    178,856     577,318     10,973,509     993,597     18,794,028     328,543
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Shares outstanding...........    617,553   10,039     12,034      43,243        782,616      38,818        782,148      36,577
                              ==========  =======    =======     =======     ==========     =======     ==========     =======


                              ----------------------
                                  VIP         VIP
                                EQUITY-     EQUITY-
                                 INCOME      INCOME
                              PORTFOLIO -- PORTFOLIO
                                INITIAL    -- SERVICE
                                 CLASS      CLASS 2
                              ------------ ----------
ASSETS:
Investments at fair
  value (note 2b)............   389,207    4,394,832
Dividend receivable..........        --           --
Receivable for units sold....        --           --
                                -------    ---------
       Total assets..........   389,207    4,394,832
                                -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        15          193
Payable for units
  withdrawn..................        --        1,303
                                -------    ---------
       Total liabilities.....        15        1,496
                                -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   389,192    4,303,051
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       90,285
                                -------    ---------
       Net assets............   389,192    4,393,336
                                =======    =========
Investments in
  securities at cost.........   459,821    4,804,966
                                =======    =========
Shares outstanding...........    20,824      238,720
                                =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011






                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP          VIP           VIP                                    VIP
                                GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                                 INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                                 CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,906,183
Dividend receivable..........         --           --           --           --            --           --           --
Receivable for units sold....         --           --           --           --            --           --        1,437
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total assets..........    208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,907,620
                                --------    ---------      -------      -------     ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          8           54            5           15            44           82          295
Payable for units
  withdrawn..................         --           88           --           --             2        1,111           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total liabilities.....          8          142            5           15            46        1,193          295
                                --------    ---------      -------      -------     ---------    ---------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
  Variable annuity
   contract owners in
   the annuitization
   period....................         --           --           --           --            --           --           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Net assets............   $208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
                                ========    =========      =======      =======     =========    =========    =========
Investments in
  securities at cost.........   $223,960    1,306,989      120,856      404,555       877,239    1,835,717    6,863,917
                                ========    =========      =======      =======     =========    =========    =========
Shares outstanding...........     16,560      102,748        6,665       10,106        27,399      145,068      241,644
                                ========    =========      =======      =======     =========    =========    =========

                                                         FRANKLIN
                                                        TEMPLETON
                                                         VARIABLE
                                                        INSURANCE
                                                         PRODUCTS
                                                          TRUST
                              -------------------------------------
                                               VIP       FRANKLIN
                                  VIP         VALUE       INCOME
                                OVERSEAS    STRATEGIES  SECURITIES
                              PORTFOLIO -- PORTFOLIO --  FUND --
                                INITIAL      SERVICE     CLASS 2
                                 CLASS       CLASS 2      SHARES
                              ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............   163,202      293,863     93,725,025
Dividend receivable..........        --           --             --
Receivable for units sold....        --           --             --
                                -------      -------    -----------
       Total assets..........   163,202      293,863     93,725,025
                                -------      -------    -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         6           12          4,966
Payable for units
  withdrawn..................       549           18         56,092
                                -------      -------    -----------
       Total liabilities.....       555           30         61,058
                                -------      -------    -----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   162,647      293,833     91,227,670
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --      2,436,297
                                -------      -------    -----------
       Net assets............   162,647      293,833     93,663,967
                                =======      =======    ===========
Investments in
  securities at cost.........   215,277      354,231    100,492,859
                                =======      =======    ===========
Shares outstanding...........    11,974       33,280      6,545,044
                                =======      =======    ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              ------------------------------------------------------------------------------
                                           FRANKLIN
                               FRANKLIN   TEMPLETON                                    TEMPLETON
                              LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                                GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                              SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                               FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                               CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                                SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              ---------- ------------ ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
Dividend receivable..........        --           --          --       --          --        --          --
Receivable for units sold....        --           --          --       --          --        --          --
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total assets..........   440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
                               --------   ----------  ----------   ------   ---------    ------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        20          829         481        1         114         3         101
Payable for units
  withdrawn..................        --       11,885       3,864       --         482        --         378
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total liabilities.....        20       12,714       4,345        1         596         3         479
                               --------   ----------  ----------   ------   ---------    ------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   440,450   16,764,657  10,316,901   36,825   2,393,306    63,320   2,152,879
  Variable annuity
   contract owners in
   the annuitization
   period....................        --      428,627     212,953       --     119,406        --      89,765
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Net assets............  $440,450   17,193,284  10,529,854   36,825   2,512,712    63,320   2,242,644
                               ========   ==========  ==========   ======   =========    ======   =========
Investments in
  securities at cost.........  $446,758   17,525,920  10,028,283   43,809   2,855,771    58,720   2,546,733
                               ========   ==========  ==========   ======   =========    ======   =========
Shares outstanding...........    30,294    2,266,930     684,928    2,882     200,104     3,403     221,872
                               ========   ==========  ==========   ======   =========    ======   =========

                                     GE INVESTMENTS FUNDS, INC.
                              ----------------------------------------



                              CORE VALUE
                                EQUITY                  INTERNATIONAL
                               FUND --   INCOME FUND -- EQUITY FUND --
                               CLASS 1      CLASS 1        CLASS 1
                                SHARES       SHARES         SHARES
                              ---------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,073,605    1,807,598        55,445
Dividend receivable..........        --           --            --
Receivable for units sold....        --           --            --
                              ---------    ---------       -------
       Total assets.......... 1,073,605    1,807,598        55,445
                              ---------    ---------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        46           65             2
Payable for units
  withdrawn..................       105          333            --
                              ---------    ---------       -------
       Total liabilities.....       151          398             2
                              ---------    ---------       -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period.................... 1,073,454    1,807,200        55,443
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --            --
                              ---------    ---------       -------
       Net assets............ 1,073,454    1,807,200        55,443
                              =========    =========       =======
Investments in
  securities at cost......... 1,062,654    1,863,958       107,477
                              =========    =========       =======
Shares outstanding...........   124,404      159,260       132,012
                              =========    =========       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011




                                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              --------------------------------------------------------------------------------------------
                                                        PREMIER
                                                        GROWTH  REAL ESTATE            SMALL-CAP
                                 MID-CAP                EQUITY  SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN
                              EQUITY FUND --   MONEY    FUND --   FUND --   S&P 500(R)  FUND --    FUND --      FUND --
                                 CLASS 1       MARKET   CLASS 1   CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3
                                  SHARES        FUND    SHARES    SHARES       FUND     SHARES      SHARES       SHARES
                              -------------- ---------- ------- ----------- ---------- --------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $2,079,367   12,936,956 827,165  4,476,974  11,922,772 2,412,818  14,651,144  109,319,698
Dividend receivable..........           --           --      --         --          --        --          --           --
Receivable for units sold....          610           --      --         --          --       133       4,061        9,744
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total assets..........    2,079,977   12,936,956 827,165  4,476,974  11,922,772 2,412,951  14,655,205  109,329,442
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           88          517      41        202         496       103         653        5,865
Payable for units
  withdrawn..................           --      368,576      --      1,954       1,445        --          --           --
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total liabilities.....           88      369,093      41      2,156       1,941       103         653        5,865
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    2,079,889   12,567,863 827,124  4,433,238  11,920,831 2,412,848  14,506,957  106,181,629
   Variable annuity
     contract owners in
     the annuitization
     period..................           --           --      --     41,580          --        --     147,595    3,141,948
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Net assets............   $2,079,889   12,567,863 827,124  4,474,818  11,920,831 2,412,848  14,654,552  109,323,577
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Investments in
  securities at cost.........   $2,170,115   12,936,956 800,406  3,959,384  11,524,311 2,213,065  14,997,776  117,483,158
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Shares outstanding...........      132,023   12,936,956  11,524    386,613     534,414   187,768     935,578    6,998,700
                                ==========   ========== =======  =========  ========== =========  ==========  ===========

                                      GENWORTH
                                      VARIABLE
                                      INSURANCE
                                        TRUST
                              -----------------
                                      GENWORTH
                               U.S.    CALAMOS
                              EQUITY   GROWTH
                              FUND --  FUND --
                              CLASS 1  SERVICE
                              SHARES   SHARES
                              ------- ---------
ASSETS:
Investments at fair
  value (note 2b)............ 829,234 2,367,993
Dividend receivable..........      --        --
Receivable for units sold....       1     4,209
                              ------- ---------
       Total assets.......... 829,235 2,372,202
                              ------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      36       112
Payable for units
  withdrawn..................      --        --
                              ------- ---------
       Total liabilities.....      36       112
                              ------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 829,199 2,332,368
   Variable annuity
     contract owners in
     the annuitization
     period..................      --    39,722
                              ------- ---------
       Net assets............ 829,199 2,372,090
                              ======= =========
Investments in
  securities at cost......... 831,955 2,364,051
                              ======= =========
Shares outstanding...........  26,976   239,133
                              ======= =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------
                                                                  GENWORTH   GENWORTH
                                                                  GOLDMAN   LEGG MASON              GENWORTH
                              GENWORTH  GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                              DAVIS NY EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                              VENTURE   LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                              FUND --  VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                              SERVICE  -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                               SHARES    SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              -------- ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $588,036  6,851,660     452,775    21,596,812  6,209,700  24,466,306 6,135,495
Dividend receivable..........       --         --          --            --         --          --        --
Receivable for units sold....       --         --       1,611         8,838         65          --        --
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total assets..........  588,036  6,851,660     454,386    21,605,650  6,209,765  24,466,306 6,135,495
                              --------  ---------     -------    ----------  ---------  ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       26        320          19         1,009        292       1,161       291
Payable for units
  withdrawn..................        1      5,234          --            --         --      11,361       941
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total liabilities.....       27      5,554          19         1,009        292      12,522     1,232
                              --------  ---------     -------    ----------  ---------  ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  588,009  6,723,435     454,367    21,198,695  6,087,650  23,964,285 6,012,087
   Variable annuity
     contract owners in
     the annuitization
     period..................       --    122,671          --       405,946    121,823     489,499   122,176
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Net assets............ $588,009  6,846,106     454,367    21,604,641  6,209,473  24,453,784 6,134,263
                              ========  =========     =======    ==========  =========  ========== =========
Investments in
  securities at cost......... $536,054  6,617,858     492,542    21,403,681  6,200,722  25,498,018 6,819,502
                              ========  =========     =======    ==========  =========  ========== =========
Shares outstanding...........   59,640    810,100      50,789     1,926,532    674,630   3,100,219   816,097
                              ========  =========     =======    ==========  =========  ========== =========

                                  GOLDMAN SACHS       JPMORGAN
                               VARIABLE INSURANCE    INSURANCE
                                      TRUST            TRUST
                              --------------------- ------------


                                 GOLDMAN              JPMORGAN
                               SACHS LARGE  GOLDMAN  INSURANCE
                                CAP VALUE    SACHS   TRUST CORE
                                 FUND --    MID CAP     BOND
                              INSTITUTIONAL  VALUE  PORTFOLIO --
                                 SHARES      FUND     CLASS 1
                              ------------- ------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    81,146     667,450  5,294,865
Dividend receivable..........        --          --         --
Receivable for units sold....        --          --         --
                                 ------     -------  ---------
       Total assets..........    81,146     667,450  5,294,865
                                 ------     -------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3          28        253
Payable for units
  withdrawn..................        --          10      2,737
                                 ------     -------  ---------
       Total liabilities.....         3          38      2,990
                                 ------     -------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    81,143     667,412  4,699,758
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --    592,117
                                 ------     -------  ---------
       Net assets............    81,143     667,412  5,291,875
                                 ======     =======  =========
Investments in
  securities at cost.........    94,532     682,233  4,999,394
                                 ======     =======  =========
Shares outstanding...........     8,642      50,989    452,166
                                 ======     =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                JPMORGAN INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST        TRUST      INSURANCE      TRUST
                              TRUST EQUITY INTERNATIONAL   INTREPID     INTREPID     MID CAP     TRUST MID    SMALL CAP
                                 INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,777,706     96,255       437,220      493,566      472,452     1,350,957     266,644
Dividend receivable..........          --         --            --           --           --            --          --
Receivable for units sold....          --         --            --           --           --            93          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total assets..........   1,777,706     96,255       437,220      493,566      472,452     1,351,050     266,644
                               ----------     ------       -------      -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          93          4            23           25           25            58          12
Payable for units
  withdrawn..................       2,377         --           497          589          338            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total liabilities.....       2,470          4           520          614          363            58          12
                               ----------     ------       -------      -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,415,371     96,251       347,119      402,841      382,946     1,350,992     266,632
   Variable annuity
     contract owners in
     the annuitization
     period..................     359,865         --        89,581       90,111       89,143            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Net assets............  $1,775,236     96,251       436,700      492,952      472,089     1,350,992     266,632
                               ==========     ======       =======      =======      =======     =========     =======
Investments in
  securities at cost.........  $1,629,667     90,267       402,733      464,335      407,853       933,603     190,566
                               ==========     ======       =======      =======      =======     =========     =======
Shares outstanding...........     162,645     10,840        28,689       32,344       29,770       196,933      18,751
                               ==========     ======       =======      =======      =======     =========     =======

                                               JANUS ASPEN SERIES
                              ---------------------------------------

                                JPMORGAN
                               INSURANCE
                               TRUST U.S.    BALANCED      BALANCED
                                 EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,954,112     1,235,904    14,114,453
Dividend receivable..........         --            --            --
Receivable for units sold....         --            --         4,642
                               ---------     ---------    ----------
       Total assets..........  1,954,112     1,235,904    14,119,095
                               ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        100            47           698
Payable for units
  withdrawn..................      2,043            --            --
                               ---------     ---------    ----------
       Total liabilities.....      2,143            47           698
                               ---------     ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,593,181     1,235,857    13,700,151
   Variable annuity
     contract owners in
     the annuitization
     period..................    358,788            --       418,246
                               ---------     ---------    ----------
       Net assets............  1,951,969     1,235,857    14,118,397
                               =========     =========    ==========
Investments in
  securities at cost.........  1,798,624     1,173,633    13,901,205
                               =========     =========    ==========
Shares outstanding...........    128,391        46,410       508,812
                               =========     =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                  JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                  GLOBAL
                               ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                              ------------- ------------ ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $717,349       92,858       63,623        842,448     7,459,849      10,037       390,666
Dividend receivable..........         --           --           --             --            --          --            --
Receivable for units sold....         --           --           --             --         3,118          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total assets..........    717,349       92,858       63,623        842,448     7,462,967      10,037       390,666
                                --------       ------       ------        -------     ---------      ------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         28            3            2             32           335           1            15
Payable for units
  withdrawn..................        474           --           --              8            --           1            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total liabilities.....        502            3            2             40           335           2            15
                                --------       ------       ------        -------     ---------      ------       -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    716,847       92,855       63,621        842,408     7,381,752      10,035       390,651
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --             --        80,880          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Net assets............   $716,847       92,855       63,621        842,408     7,462,632      10,035       390,651
                                ========       ======       ======        =======     =========      ======       =======
Investments in
  securities at cost.........   $782,638       53,908       61,967        723,322     7,287,197       7,293       464,769
                                ========       ======       ======        =======     =========      ======       =======
Shares outstanding...........     18,794        2,516        5,181         25,360       228,060       1,941        17,104
                                ========       ======       ======        =======     =========      ======       =======

                              ----------------------------------------

                                 JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    83,737       355,325      529,320
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                 ------       -------      -------
       Total assets..........    83,737       355,325      529,320
                                 ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4            14           25
Payable for units
  withdrawn..................         1            --           --
                                 ------       -------      -------
       Total liabilities.....         5            14           25
                                 ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    83,732       355,311      529,295
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                 ------       -------      -------
       Net assets............    83,732       355,311      529,295
                                 ======       =======      =======
Investments in
  securities at cost.........    71,651       403,258      400,107
                                 ======       =======      =======
Shares outstanding...........     3,705         9,304       14,145
                                 ======       =======      =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                  JANUS ASPEN SERIES
                                     (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              -------------------------- -----------------------------------------------------------------
                                                                       LEGG MASON   LEGG MASON
                                                          LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                         CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                           VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                                WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                              PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                              INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $429,235      169,027      621,887       5,711       554,715       291,114       34,509
Dividend receivable..........         --           --           --          --            --            --           --
Receivable for units sold....         --           --           --          --            --            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Total assets..........    429,235      169,027      621,887       5,711       554,715       291,114       34,509
                                --------      -------      -------       -----       -------       -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         17            6           26          --            30            12            1
Payable for units
  withdrawn..................         --            2            2          --           368             1           --
                                --------      -------      -------       -----       -------       -------       ------
       Total liabilities.....         17            8           28          --           398            13            1
                                --------      -------      -------       -----       -------       -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    429,218      169,019      621,859       5,711       414,447       291,101       34,508
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --          --       139,870            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Net assets............   $429,218      169,019      621,859       5,711       554,317       291,101       34,508
                                ========      =======      =======       =====       =======       =======       ======
Investments in
  securities at cost.........   $613,378      165,935      531,673       7,458       627,195       338,551       33,367
                                ========      =======      =======       =====       =======       =======       ======
Shares outstanding...........     16,618        6,629       37,576         546        52,931        16,004        2,549
                                ========      =======      =======       =====       =======       =======       ======

                               LEGG MASON
                                PARTNERS
                                VARIABLE        MFS(R) VARIABLE
                              INCOME TRUST      INSURANCE TRUST
                              ------------- -----------------------

                               LEGG MASON                  MFS(R)
                              WESTERN ASSET    MFS(R)     INVESTORS
                                VARIABLE      INVESTORS     TRUST
                                STRATEGIC   GROWTH STOCK  SERIES --
                                  BOND        SERIES --    SERVICE
                              PORTFOLIO --  SERVICE CLASS   CLASS
                                 CLASS I       SHARES      SHARES
                              ------------- ------------- ---------
ASSETS:
Investments at fair
  value (note 2b)............    45,750       1,065,455    885,158
Dividend receivable..........        --              --         --
Receivable for units sold....        --           1,724         --
                                 ------       ---------    -------
       Total assets..........    45,750       1,067,179    885,158
                                 ------       ---------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2              47         38
Payable for units
  withdrawn..................        --              --         51
                                 ------       ---------    -------
       Total liabilities.....         2              47         89
                                 ------       ---------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    45,748       1,067,132    885,069
   Variable annuity
     contract owners in
     the annuitization
     period..................        --              --         --
                                 ------       ---------    -------
       Net assets............    45,748       1,067,132    885,069
                                 ======       =========    =======
Investments in
  securities at cost.........    46,132         880,417    814,224
                                 ======       =========    =======
Shares outstanding...........     4,635          98,928     45,839
                                 ======       =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------- -----------
                                             MFS(R)
                                            STRATEGIC               MFS(R)
                                 MFS(R)      INCOME      MFS(R)    UTILITIES OPPENHEIMER
                              NEW DISCOVERY SERIES -- TOTAL RETURN SERIES --  BALANCED
                                SERIES --    SERVICE   SERIES --    SERVICE  FUND/VA --
                              SERVICE CLASS   CLASS     SERVICE      CLASS   NON-SERVICE
                                 SHARES      SHARES   CLASS SHARES  SHARES     SHARES
                              ------------- --------- ------------ --------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $476,075     372,453   12,676,539  3,525,087   247,011
Dividend receivable..........         --          --           --         --        --
Receivable for units sold....      1,393          49           --         --        --
                                --------     -------   ----------  ---------   -------
       Total assets..........    477,468     372,502   12,676,539  3,525,087   247,011
                                --------     -------   ----------  ---------   -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         19          16          663        153        10
Payable for units
  withdrawn..................         --          --          488      1,169        --
                                --------     -------   ----------  ---------   -------
       Total liabilities.....         19          16        1,151      1,322        10
                                --------     -------   ----------  ---------   -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    477,449     372,486   12,299,602  3,523,765   247,001
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --      375,786         --        --
                                --------     -------   ----------  ---------   -------
       Net assets............   $477,449     372,486   12,675,388  3,523,765   247,001
                                ========     =======   ==========  =========   =======
Investments in
  securities at cost.........   $472,798     372,139   12,767,515  3,160,852   328,317
                                ========     =======   ==========  =========   =======
Shares outstanding...........     34,649      37,736      692,329    137,003    21,859
                                ========     =======   ==========  =========   =======

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              --------------------------------------------------------------

                                          OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                              OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                               BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                              FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                                SHARES       SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  6,168,125    218,599     2,484,333     324,629   12,114,395
Dividend receivable..........         --         --            --          --           --
Receivable for units sold....         --         --            --          --        6,901
                               ---------    -------     ---------     -------   ----------
       Total assets..........  6,168,125    218,599     2,484,333     324,629   12,121,296
                               ---------    -------     ---------     -------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        329          8           105          12          545
Payable for units
  withdrawn..................      2,424        495            31          --           --
                               ---------    -------     ---------     -------   ----------
       Total liabilities.....      2,753        503           136          12          545
                               ---------    -------     ---------     -------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,084,542    218,096     2,484,197     324,617   11,999,274
   Variable annuity
     contract owners in
     the annuitization
     period..................     80,830         --            --          --      121,477
                               ---------    -------     ---------     -------   ----------
       Net assets............  6,165,372    218,096     2,484,197     324,617   12,120,751
                               =========    =======     =========     =======   ==========
Investments in
  securities at cost.........  7,135,128    210,611     2,294,690     414,053   11,331,960
                               =========    =======     =========     =======   ==========
Shares outstanding...........    552,205      5,499        63,054      41,197      445,218
                               =========    =======     =========     =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------- ------------
                                                       OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                       MAIN STREET   SMALL- &    SMALL- &
                              OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                              HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                              NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                                SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                              ----------- ----------- ------------- ----------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $ 43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
Dividend receivable..........        --           --           --          --          --           --
Receivable for units sold....        --           --           --          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Total assets..........    43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
                               --------   ----------   ----------     -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2        1,287          740           8           2           69
Payable for units
  withdrawn..................        --       15,780        2,841          --           1           63
                               --------   ----------   ----------     -------     -------    ---------
       Total liabilities.....         2       17,067        3,581           8           3          132
                               --------   ----------   ----------     -------     -------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,961   27,134,264   15,331,053     197,886     195,927    1,704,097
   Variable annuity
     contract owners in
     the annuitization
     period..................        --      489,656      423,256          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Net assets............  $ 43,961   27,623,920   15,754,309     197,886     195,927    1,704,097
                               ========   ==========   ==========     =======     =======    =========
Investments in
  securities at cost.........  $126,043   23,106,606   13,614,382     260,255     179,037    1,807,304
                               ========   ==========   ==========     =======     =======    =========
Shares outstanding...........    23,139    1,346,371      925,845       4,205       4,274      162,462
                               ========   ==========   ==========     =======     =======    =========

                                       PIMCO VARIABLE INSURANCE TRUST
                              ------------------------------------------------------------
                               FOREIGN BOND                   LONG-TERM
                                PORTFOLIO                        U.S.
                               (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION
                                HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                  CLASS          CLASS          CLASS          CLASS
                                  SHARES         SHARES         SHARES         SHARES
                              -------------- -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............     98,687       10,571,883     6,710,852      35,030,970
Dividend receivable..........        144           62,916        11,117          54,845
Receivable for units sold....         --               --            --          19,798
                                  ------       ----------     ---------      ----------
       Total assets..........     98,831       10,634,799     6,721,969      35,105,613
                                  ------       ----------     ---------      ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          5              483           249           1,623
Payable for units
  withdrawn..................          1            4,406           183              --
                                  ------       ----------     ---------      ----------
       Total liabilities.....          6            4,889           432           1,623
                                  ------       ----------     ---------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     98,825       10,418,033     6,721,537      34,262,591
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          211,877            --         841,399
                                  ------       ----------     ---------      ----------
       Net assets............     98,825       10,629,910     6,721,537      35,103,990
                                  ======       ==========     =========      ==========
Investments in
  securities at cost.........     96,444       10,281,093     5,676,269      34,714,188
                                  ======       ==========     =========      ==========
Shares outstanding...........      9,553        1,415,245       501,558       3,374,853
                                  ======       ==========     =========      ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  PIMCO
                                 VARIABLE
                                INSURANCE       RYDEX
                                  TRUST       VARIABLE
                               (CONTINUED)      TRUST      THE ALGER PORTFOLIOS          THE PRUDENTIAL SERIES FUND
                              -------------- ----------- ------------------------- --------------------------------------
                                                                                     JENNISON
                               TOTAL RETURN              ALGER LARGE  ALGER SMALL     20/20                    NATURAL
                               PORTFOLIO --               CAP GROWTH   CAP GROWTH     FOCUS       JENNISON    RESOURCES
                              ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                  CLASS       NASDAQ --   CLASS I-2    CLASS I-2     CLASS II     CLASS II     CLASS II
                                  SHARES     100(R) FUND    SHARES       SHARES       SHARES       SHARES       SHARES
                              -------------- ----------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $48,864,215     500,871     191,686      160,158     1,021,095     103,406     3,316,528
Dividend receivable..........      121,416          --          --           --            --          --            --
Receivable for units sold....           --          --          --           --            36          --         1,115
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total assets..........   48,985,631     500,871     191,686      160,158     1,021,131     103,406     3,317,643
                               -----------     -------     -------      -------     ---------     -------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,160          21           7            6            41           5           145
Payable for units
  withdrawn..................        1,662           1          --           --            --           1            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total liabilities.....        3,822          22           7            6            41           6           145
                               -----------     -------     -------      -------     ---------     -------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   48,574,898     500,849     191,679      160,152     1,021,090     103,400     3,317,498
   Variable annuity
     contract owners in
     the annuitization
     period..................      406,911          --          --           --            --          --            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Net assets............  $48,981,809     500,849     191,679      160,152     1,021,090     103,400     3,317,498
                               ===========     =======     =======      =======     =========     =======     =========
Investments in
  securities at cost.........  $48,134,291     348,351     210,120      123,793       929,126      89,078     3,393,824
                               ===========     =======     =======      =======     =========     =======     =========
Shares outstanding...........    4,434,139      25,925       4,445        5,161        69,842       4,518        87,530
                               ===========     =======     =======      =======     =========     =======     =========



                               WELLS FARGO
                              VARIABLE TRUST
                              --------------
                               WELLS FARGO
                               ADVANTAGE VT
                                  OMEGA
                                  GROWTH
                                 FUND --
                                 CLASS 2
                              --------------
ASSETS:
Investments at fair
  value (note 2b)............    138,588
Dividend receivable..........         --
Receivable for units sold....         55
                                 -------
       Total assets..........    138,643
                                 -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          6
Payable for units
  withdrawn..................         --
                                 -------
       Total liabilities.....          6
                                 -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    138,637
   Variable annuity
     contract owners in
     the annuitization
     period..................         --
                                 -------
       Net assets............    138,637
                                 =======
Investments in
  securities at cost.........    125,543
                                 =======
Shares outstanding...........      6,165
                                 =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations








                          CONSOLIDATED
                             TOTAL
                          ------------




                          -------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 20,932,047
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   15,272,710
                          ------------
Net investment income
  (expense)..............    5,659,337
                          ------------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    7,234,897
  Change in unrealized
   appreciation
   (depreciation)........  (40,926,899)
  Capital gain
   distributions.........    6,832,707
                          ------------
Net realized and
  unrealized gain (loss)
  on investments.........  (26,859,295)
                          ------------
Increase (decrease) in
  net assets from
  operations............. $(21,199,958)
                          ============

                                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I.
                          INVESCO V.I.   CAPITAL        CORE     GLOBAL REAL  INTERNATIONAL  LARGE CAP     CAPITAL
                          BASIC VALUE  APPRECIATION    EQUITY       ESTATE       GROWTH        GROWTH       GROWTH
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                           SERIES II     SERIES I     SERIES I    SERIES II     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                                            PERIOD FROM  PERIOD FROM
                                                                                             JANUARY 1   APRIL 29 TO
                                                                                            TO APRIL 29, DECEMBER 31,
                                      YEAR ENDED DECEMBER 31, 2011                              2011         2011
                          ----------------------------------------------------------------- ------------ ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      6,844         492        6,811       14,483        89,532          257           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     18,593       5,554       10,828        6,497       121,350          688        1,326
                            --------     -------      -------      -------      --------      -------      -------
Net investment income
  (expense)..............    (11,749)     (5,062)      (4,017)       7,986       (31,818)        (431)      (1,326)
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (106,105)     (4,391)       7,108       (2,433)      151,731       25,139         (502)
  Change in unrealized
   appreciation
   (depreciation)........     51,943     (19,225)     (14,025)     (35,596)     (693,974)     (13,940)     (18,335)
  Capital gain
   distributions.........         --          --           --           --            --           --           --
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (54,162)    (23,616)      (6,917)     (38,029)     (542,243)      11,199      (18,837)
                            --------     -------      -------      -------      --------      -------      -------
Increase (decrease) in
  net assets from
  operations.............    (65,911)    (28,678)     (10,934)     (30,043)     (574,061)      10,768      (20,163)
                            ========     =======      =======      =======      ========      =======      =======

                          -----------------------
                          INVESCO VAN
                          KAMPEN V.I. INVESCO VAN
                            CAPITAL   KAMPEN V.I.
                            GROWTH     COMSTOCK
                            FUND --     FUND --
                           SERIES II   SERIES II
                            SHARES      SHARES
                          ----------- -----------


                                YEAR ENDED
                             DECEMBER 31, 2011
                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --      40,628
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     3,947      45,049
                            -------     -------
Net investment income
  (expense)..............    (3,947)     (4,421)
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    38,529       2,498
  Change in unrealized
   appreciation
   (depreciation)........   (47,071)    (88,481)
  Capital gain
   distributions.........        --          --
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (8,542)    (85,983)
                            -------     -------
Increase (decrease) in
  net assets from
  operations.............   (12,489)    (90,404)
                            =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AIM
                           VARIABLE
                           INSURANCE
                             FUNDS
                           (INVESCO
                           VARIABLE
                           INSURANCE
                            FUNDS)
                          (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------- -----------------------------------------------------------------------------------------
                          INVESCO VAN
                          KAMPEN V.I.
                          EQUITY AND  ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INCOME     BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                            FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                           SERIES II    PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                            SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $ 29,670        147,822             1,413            49,034            427,622            1,226
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    35,751        115,054             5,747            71,088            181,347           21,678
                           --------       --------          --------          --------         ----------          -------
Net investment income
 (expense)...............    (6,081)        32,768            (4,334)          (22,054)           246,275          (20,452)
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (11,034)        13,290            21,749          (154,507)            (4,813)          17,683
 Change in unrealized
   appreciation
   (depreciation)........   (49,374)      (357,860)         (105,893)          371,265         (2,518,176)         (68,309)
 Capital gain
   distributions.........        --             --                --                --                 --               --
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments..........   (60,408)      (344,570)          (84,144)          216,758         (2,522,989)         (50,626)
                           --------       --------          --------          --------         ----------          -------
Increase (decrease) in
 net assets from
 operations..............  $(66,489)      (311,802)          (88,478)          194,704         (2,276,714)         (71,078)
                           ========       ========          ========          ========         ==========          =======




                                               AMERICAN
                                               CENTURY
                                               VARIABLE       AMERICAN CENTURY
                                            PORTFOLIOS II,        VARIABLE
                                                 INC.         PORTFOLIOS, INC.
                          ----------------- -------------- ---------------------


                          ALLIANCEBERNSTEIN                   VP
                              SMALL CAP      VP INFLATION  INCOME &      VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL
                            PORTFOLIO --       FUND --     FUND --     FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I
                          ----------------- -------------- -------- -------------

                          -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --          576,992     10,329      13,518
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....        3,638          243,429     10,589      17,051
                               -------        ---------     ------    --------
Net investment income
 (expense)...............       (3,638)         333,563       (260)     (3,533)
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       25,556          347,377     (9,897)      3,518
 Change in unrealized
   appreciation
   (depreciation)........      (19,249)         523,361     22,092    (126,012)
 Capital gain
   distributions.........           --          179,410         --          --
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments..........        6,307        1,050,148     12,195    (122,494)
                               -------        ---------     ------    --------
Increase (decrease) in
 net assets from
 operations..............        2,669        1,383,711     11,935    (126,027)
                               =======        =========     ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AMERICAN CENTURY
                              VARIABLE                                                               COLUMBIA FUNDS
                          PORTFOLIOS, INC.                                                         VARIABLE INSURANCE
                             (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                 TRUST I
                          ----------------  -------------------------------------------------  -------------------------
                                                                                                              COLUMBIA
                                                                                                 COLUMBIA     VARIABLE
                                            BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK     VARIABLE   PORTFOLIO --
                                              BASIC       GLOBAL     LARGE CAP       VALUE     PORTFOLIO --    MARSICO
                             VP             VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   MARSICO    INTERNATIONAL
                          ULTRA(R) VP VALUE  FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --     GROWTH    OPPORTUNITIES
                          FUND --  FUND --  CLASS III   CLASS III    CLASS III     CLASS III     FUND --       FUND --
                          CLASS I  CLASS I    SHARES      SHARES       SHARES       SHARES       CLASS 1       CLASS 2
                          -------- -------- ---------- ------------ ------------ ------------- ------------ -------------



                                                           YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    --   21,492    11,569     1,901,071      1,869         1,141         9,905        60,417
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   6,842   16,731    13,135     1,569,943      4,887         8,493        52,913       127,030
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net investment income
  (expense)..............  (6,842)   4,761    (1,566)      331,128     (3,018)       (7,352)      (43,008)      (66,613)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   8,162  (19,158)  (10,955)      842,366     11,181       (54,364)      208,870       (14,396)
   Change in unrealized
     appreciation
     (depreciation)......  (2,620)   8,976   (19,115)   (7,670,919)    (5,406)       46,450      (291,470)   (1,314,619)
   Capital gain
     distributions.......      --       --        --     2,055,504        642            --            --            --
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   5,542  (10,182)  (30,070)   (4,773,049)     6,417        (7,914)      (82,600)   (1,329,015)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Increase (decrease) in
  net assets from
  operations............. $(1,300)  (5,421)  (31,636)   (4,441,921)     3,399       (15,266)     (125,608)   (1,395,628)
                          =======  =======   =======    ==========     ======       =======      ========    ==========



                           DWS VARIABLE SERIES II
                          ------------------------

                                           DWS
                              DWS         DREMAN
                            CAPITAL     SMALL MID
                             GROWTH     CAP VALUE
                             VIP --       VIP --
                            CLASS B      CLASS B
                             SHARES       SHARES
                          ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO   YEAR ENDED
                          DECEMBER 31, DECEMBER 31,
                              2011         2011
                          ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --        5,901
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       881       13,814
                            -------      -------
Net investment income
  (expense)..............      (881)      (7,913)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (559)     (26,186)
   Change in unrealized
     appreciation
     (depreciation)......    (9,023)     (39,570)
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (9,582)     (65,756)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   (10,463)     (73,669)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                           DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS
                          -----------------------------------  -------------------------
                                                                 DREYFUS
                                                                INVESTMENT
                                                                PORTFOLIOS    DREYFUS
                              DWS          DWS         DWS        MIDCAP      VARIABLE
                           LARGE CAP    STRATEGIC   TECHNOLOGY    STOCK      INVESTMENT
                          VALUE VIP -- VALUE VIP --   VIP --   PORTFOLIO --   FUND --
                            CLASS B      CLASS B     CLASS B     INITIAL    MONEY MARKET
                             SHARES       SHARES      SHARES      SHARES     PORTFOLIO
                          ------------ ------------ ---------- ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO        PERIOD FROM
                          DECEMBER 31,      JANUARY 1 TO
                              2011         APRIL 29, 2011
                          ------------ ----------------------  -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --        5,933         --         571           70
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      4,778        2,579        494       1,717       22,097
                            --------     --------    -------      ------      -------
Net investment income
  (expense)..............     (4,778)       3,354       (494)     (1,146)     (22,027)
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (3,494)    (120,621)    28,250        (373)          --
   Change in unrealized
     appreciation
     (depreciation)......    (35,234)     154,215    (22,022)        828           --
   Capital gain
     distributions.......         --           --         --          --           --
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (38,728)      33,594      6,228         455           --
                            --------     --------    -------      ------      -------
Increase (decrease) in
  net assets from
  operations.............   $(43,506)      36,948      5,734        (691)     (22,027)
                            ========     ========    =======      ======      =======

                                         EATON VANCE
                                        VARIABLE TRUST     FEDERATED INSURANCE SERIES
                          ------------- -------------- ---------------------------------
                               THE
                             DREYFUS                                FEDERATED  FEDERATED
                            SOCIALLY                    FEDERATED      HIGH       HIGH
                           RESPONSIBLE                   CAPITAL      INCOME     INCOME
                             GROWTH                    APPRECIATION    BOND       BOND
                          FUND, INC. --       VT        FUND II --  FUND II -- FUND II --
                             INITIAL    FLOATING-RATE    PRIMARY     PRIMARY    SERVICE
                             SHARES      INCOME FUND      SHARES      SHARES     SHARES
                          ------------- -------------- ------------ ---------- ----------



                               YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,706         260,208          559       2,257     402,897
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,681          97,031        1,117         269      69,101
                             ------        --------       ------      ------    --------
Net investment income
  (expense)..............    (1,975)        163,177         (558)      1,988     333,796
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    11,476          38,379        1,699        (875)      1,495
   Change in unrealized
     appreciation
     (depreciation)......    (9,797)       (129,946)      (6,329)       (268)   (185,496)
   Capital gain
     distributions.......        --              --           --          --          --
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........     1,679         (91,567)      (4,630)     (1,143)   (184,001)
                             ------        --------       ------      ------    --------
Increase (decrease) in
  net assets from
  operations.............      (296)         71,610       (5,188)        845     149,795
                             ======        ========       ======      ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            FEDERATED INSURANCE
                            SERIES (CONTINUED)                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------------------  -------------------------------------------------------------------------------
                                                                                                                         VIP
                                                      VIP          VIP                                                 DYNAMIC
                           FEDERATED                 ASSET        ASSET         VIP           VIP           VIP        CAPITAL
                            KAUFMANN   FEDERATED  MANAGER/SM/  MANAGER/SM/    BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                           FUND II --   MANAGED   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    VOLATILITY   INITIAL      SERVICE      SERVICE       INITIAL       SERVICE      SERVICE
                             SHARES     FUND II      CLASS       CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                          -----------  ---------- ------------ ------------ ------------ ------------- ------------- ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    75,422     4,473       4,271       13,678       207,980        9,572       149,228           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     145,443     1,501       2,432       11,956       236,439       13,867       323,105        4,905
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net investment income
  (expense)..............     (70,021)    2,972       1,839        1,722       (28,459)      (4,295)     (173,877)      (4,905)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     272,409    (5,872)        (50)      10,036       258,132       (7,890)     (362,486)      (2,477)
   Change in unrealized
     appreciation
     (depreciation)......  (1,480,159)    6,706      (8,565)     (31,934)     (882,774)     (20,747)     (228,753)      (6,512)
   Capital gain
     distributions.......          --        --          --           --            --           --            --           --
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,207,750)      834      (8,615)     (21,898)     (624,642)     (28,637)     (591,239)      (8,989)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Increase (decrease) in
  net assets from
  operations............. $(1,277,771)    3,806      (6,776)     (20,176)     (653,101)     (32,932)     (765,116)     (13,894)
                          ===========    ======      ======      =======      ========      =======      ========      =======


                          -------------------------

                              VIP          VIP
                            EQUITY-      EQUITY-
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    10,098      104,797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     6,262       78,404
                            -------      -------
Net investment income
  (expense)..............     3,836       26,393
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (20,439)     (84,671)
   Change in unrealized
     appreciation
     (depreciation)......    18,531       29,402
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (1,908)     (55,269)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............     1,928      (28,876)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------
                              VIP          VIP           VIP                                    VIP
                            GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                             CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 3,826       20,467          214         3,002        5,489       75,305         15,151
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,058       21,385        1,974         6,087       18,742       30,239        135,520
                            -------       ------       ------        ------      -------      -------     ----------
Net investment income
  (expense)..............       768         (918)      (1,760)       (3,085)     (13,253)      45,066       (120,369)
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,157)      (6,643)       1,226        (6,604)      58,554       14,930        266,892
   Change in unrealized
     appreciation
     (depreciation)......     1,119       10,725        2,848         5,794      (59,941)      12,133     (1,198,869)
   Capital gain
     distributions.......        --           --           --            --           --       31,719             --
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........       (38)       4,082        4,074          (810)      (1,387)      58,782       (931,977)
                            -------       ------       ------        ------      -------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $   730        3,164        2,314        (3,895)     (14,640)     103,848     (1,052,346)
                            =======       ======       ======        ======      =======      =======     ==========

                                                     FRANKLIN
                                                    TEMPLETON
                                                     VARIABLE
                                                    INSURANCE
                                                     PRODUCTS
                                                      TRUST
                          ------------------------- ----------
                                           VIP       FRANKLIN
                              VIP         VALUE       INCOME
                            OVERSEAS    STRATEGIES  SECURITIES
                          PORTFOLIO -- PORTFOLIO --  FUND --
                            INITIAL      SERVICE     CLASS 2
                             CLASS       CLASS 2      SHARES
                          ------------ ------------ ----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,109        2,408     5,755,996
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,719        5,147     1,930,757
                            -------      -------    ----------
Net investment income
  (expense)..............       390       (2,739)    3,825,239
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,081)      (7,378)     (932,333)
   Change in unrealized
     appreciation
     (depreciation)......   (36,157)     (25,001)   (2,397,759)
   Capital gain
     distributions.......        --           --            --
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (37,238)     (32,379)   (3,330,092)
                            -------      -------    ----------
Increase (decrease) in
  net assets from
  operations.............   (36,848)     (35,118)      495,147
                            =======      =======    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          -----------------------------------------------------------------------------
                                       FRANKLIN
                           FRANKLIN   TEMPLETON                                    TEMPLETON
                          LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                            GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                          SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                           FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                           CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                            SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                          ---------- ------------ ---------- ---------- ---------- ---------- ----------
                                                                    YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  3,152       2,866     267,237       773      50,503     3,688      33,537
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     7,286     328,811     187,888       565      48,481       911      40,865
                           --------    --------    --------    ------    --------    ------    --------
Net investment income
  (expense)..............    (4,134)   (325,945)     79,349       208       2,022     2,777      (7,328)
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (9,253)    (25,588)    165,020      (126)    (21,571)      169     (30,116)
   Change in unrealized
     appreciation
     (depreciation)......    (7,888)   (216,129)   (518,957)   (4,873)   (330,669)   (4,577)   (153,813)
   Capital gain
     distributions.......        --          --          --        --          --       360          --
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (17,141)   (241,717)   (353,937)   (4,999)   (352,240)   (4,048)   (183,929)
                           --------    --------    --------    ------    --------    ------    --------
Increase (decrease) in
  net assets from
  operations.............  $(21,275)   (567,662)   (274,588)   (4,791)   (350,218)   (1,271)   (191,257)
                           ========    ========    ========    ======    ========    ======    ========

                             GE INVESTMENTS FUNDS, INC.
                          --------------------------------



                          CORE VALUE          INTERNATIONAL
                            EQUITY   INCOME      EQUITY
                           FUND --   FUND --     FUND --
                           CLASS 1   CLASS 1     CLASS 1
                            SHARES   SHARES      SHARES
                          ---------- -------  -------------

                          ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    9,640    75,118         427
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   18,935    30,446         885
                           -------   -------     -------
Net investment income
  (expense)..............   (9,295)   44,672        (458)
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    6,706   (11,833)    (13,799)
   Change in unrealized
     appreciation
     (depreciation)......  (29,903)   71,753       1,728
   Capital gain
     distributions.......       --        --          --
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  (23,197)   59,920     (12,071)
                           -------   -------     -------
Increase (decrease) in
  net assets from
  operations.............  (32,492)  104,592     (12,529)
                           =======   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                        GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                               PREMIER     REAL
                           MID-CAP             GROWTH     ESTATE              SMALL-CAP
                           EQUITY              EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                           FUND --    MONEY    FUND --   FUND --               FUND --    FUND --      FUND --      FUND --
                           CLASS 1    MARKET   CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3      CLASS 1
                           SHARES      FUND    SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES      SHARES
                          ---------  --------  -------  ---------- ---------- --------- ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   2,715        --    1,799    57,974     229,968         6     267,298     1,730,651      6,676
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    38,363   213,300   15,337    76,739     218,843    40,758     265,613     2,312,505     14,292
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net investment income
  (expense)..............   (35,648) (213,300) (13,538)  (18,765)     11,125   (40,752)      1,685      (581,854)    (7,616)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    51,766        --   13,193   176,787     306,429    48,894      44,511      (641,192)       832
   Change in unrealized
     appreciation
     (depreciation)......  (407,811)       --   (6,342)  244,888    (290,286)   44,079    (755,448)   (4,597,273)   (29,172)
   Capital gain
     distributions.......   157,640        --       --        --          --        --          --            --         --
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  (198,405)       --    6,851   421,675      16,143    92,973    (710,937)   (5,238,465)   (28,340)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Increase (decrease) in
  net assets from
  operations............. $(234,053) (213,300)  (6,687)  402,910      27,268    52,221    (709,252)   (5,820,319)   (35,956)
                          =========  ========  =======   =======    ========   =======    ========    ==========    =======

                          GENWORTH
                          VARIABLE
                          INSURANCE
                            TRUST
                          ---------
                          GENWORTH
                           CALAMOS
                           GROWTH
                           FUND --
                           SERVICE
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   39,135
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   45,139
                          --------
Net investment income
  (expense)..............   (6,004)
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  157,103
   Change in unrealized
     appreciation
     (depreciation)...... (594,563)
   Capital gain
     distributions.......  240,402
                          --------
Net realized and
  unrealized gain (loss)
  on investments......... (197,058)
                          --------
Increase (decrease) in
  net assets from
  operations............. (203,062)
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                            GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------------
                                                              GENWORTH
                                                              GOLDMAN
                                                               SACHS     GENWORTH
                                                              ENHANCED  LEGG MASON               GENWORTH
                          GENWORTH   GENWORTH     GENWORTH      CORE    CLEARBRIDGE  GENWORTH   PYRAMIS(R)
                          DAVIS NY  EATON VANCE   ENHANCED      BOND    AGGRESSIVE    PIMCO     SMALL/MID
                          VENTURE    LARGE CAP  INTERNATIONAL  INDEX      GROWTH    STOCKSPLUS   CAP CORE
                          FUND --   VALUE FUND  INDEX FUND -- FUND --     FUND --    FUND --     FUND --
                          SERVICE   -- SERVICE     SERVICE    SERVICE     SERVICE    SERVICE     SERVICE
                           SHARES     SHARES       SHARES      SHARES     SHARES      SHARES      SHARES
                          --------  ----------- ------------- --------- ----------- ----------  ----------
                                                                      YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  3,725     97,160        9,515      441,480    15,093    1,543,518     455,198
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    9,206    124,042        8,726      390,469   113,752      446,965     112,757
                          --------   --------      -------    ---------  --------   ----------  ----------
Net investment income
  (expense)..............   (5,481)   (26,882)         789       51,011   (98,659)   1,096,553     342,441
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   25,853    126,404        5,574       30,744   170,230      426,829     318,242
   Change in unrealized
     appreciation
     (depreciation)......  (51,491)  (670,489)     (87,564)     994,385  (393,707)  (2,359,512) (1,998,654)
   Capital gain
     distributions.......       --    112,527           --           --   419,185    1,062,501     845,278
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (25,638)  (431,558)     (81,990)   1,025,129   195,708     (870,182)   (835,134)
                          --------   --------      -------    ---------  --------   ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $(31,119)  (458,440)     (81,201)   1,076,140    97,049      226,371    (492,693)
                          ========   ========      =======    =========  ========   ==========  ==========

                              GOLDMAN SACHS        JPMORGAN
                            VARIABLE INSURANCE    INSURANCE
                                  TRUST             TRUST
                          ---------------------  ------------



                             GOLDMAN
                              SACHS                JPMORGAN
                            LARGE CAP   GOLDMAN   INSURANCE
                              VALUE      SACHS    TRUST CORE
                             FUND --    MID CAP      BOND
                          INSTITUTIONAL  VALUE   PORTFOLIO --
                             SHARES      FUND      CLASS 1
                          ------------- -------  ------------

                          ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,073       5,626    321,191
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,211      12,165     98,686
                             ------     -------    -------
Net investment income
  (expense)..............      (138)     (6,539)   222,505
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (151)     (6,374)    69,388
   Change in unrealized
     appreciation
     (depreciation)......    (7,019)    (48,161)    21,866
   Capital gain
     distributions.......        --          --         --
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (7,170)    (54,535)    91,254
                             ------     -------    -------
Increase (decrease) in
  net assets from
  operations.............    (7,308)    (61,074)   313,759
                             ======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST         TRUST        TRUST        TRUST      TRUST MID    INSURANCE      TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID       CAP       TRUST MID    SMALL CAP
                             INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ------------ ------------ ------------
                                                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 33,792        2,371        4,838        4,413           --        23,118         372
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     36,131        2,034        8,933        9,744        9,902        26,232       4,689
                            --------      -------       ------      -------      -------      --------     -------
Net investment income
  (expense)..............     (2,339)         337       (4,095)      (5,331)      (9,902)       (3,114)     (4,317)
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     31,832        7,602       10,906       11,332       33,975       178,577      23,252
   Change in unrealized
     appreciation
     (depreciation)......    (28,217)     (25,145)      (3,637)     (17,269)     (57,153)     (166,454)    (34,220)
   Capital gain
     distributions.......         --           --           --           --           --            --          --
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments.........      3,615      (17,543)       7,269       (5,937)     (23,178)       12,123     (10,968)
                            --------      -------       ------      -------      -------      --------     -------
Increase (decrease) in
  net assets from
  operations.............   $  1,276      (17,206)       3,174      (11,268)     (33,080)        9,009     (15,285)
                            ========      =======       ======      =======      =======      ========     =======

                                           JANUS ASPEN SERIES
                          ------------ -------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    25,268        34,599        347,359
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    39,156        18,813        266,841
                            -------      --------     ----------
Net investment income
  (expense)..............   (13,888)       15,786         80,518
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,868        33,968        141,761
   Change in unrealized
     appreciation
     (depreciation)......   (89,128)     (106,219)    (1,005,012)
   Capital gain
     distributions.......        --        66,636        711,936
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (59,260)       (5,615)      (151,315)
                            -------      --------     ----------
Increase (decrease) in
  net assets from
  operations.............   (73,148)       10,171        (70,797)
                            =======      ========     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                  GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --           --        5,248          3,475        20,999          --         2,500
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     12,392        1,870          994         14,644       137,916         174         7,278
                            --------      -------       ------       --------      --------      ------       -------
Net investment income
  (expense)..............    (12,392)      (1,870)       4,254        (11,169)     (116,917)       (174)       (4,778)
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (16,675)      36,475          664         85,471       192,565       1,149       (31,212)
   Change in unrealized
     appreciation
     (depreciation)......     14,661      (34,824)      (2,823)      (152,973)     (765,312)     (1,910)        8,086
   Capital gain
     distributions.......         --           --        1,474             --            --          --            --
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,014)       1,651         (685)       (67,502)     (572,747)       (761)      (23,126)
                            --------      -------       ------       --------      --------      ------       -------
Increase (decrease) in
  net assets from
  operations.............   $(14,406)        (219)       3,569        (78,671)     (689,664)       (935)      (27,904)
                            ========      =======       ======       ========      ========      ======       =======

                          ---------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       393         2,525         2,718
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,377         7,587        11,544
                             ------      --------      --------
Net investment income
  (expense)..............      (984)       (5,062)       (8,826)
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       711         7,695       123,462
   Change in unrealized
     appreciation
     (depreciation)......    (6,017)     (212,073)     (392,239)
   Capital gain
     distributions.......        --         5,267         7,148
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,306)     (199,111)     (261,629)
                             ------      --------      --------
Increase (decrease) in
  net assets from
  operations.............    (6,290)     (204,173)     (270,455)
                             ======      ========      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                              JANUS ASPEN SERIES
                                 (CONTINUED)                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          -------------------------  ----------------------------------------------------------------
                                                                   LEGG MASON   LEGG MASON   LEGG MASON
                                                      LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON
                                                     CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE
                                                       VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE
                            WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP
                          PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER       VALUE        VALUE
                          INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES        SHARES      CLASS II     CLASS I      CLASS II     CLASS I      CLASS I
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  2,927          936           --         190        17,452        4,017         797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      8,130        3,204       10,370          87        11,368        5,112         515
                            --------      -------      -------        ----       -------      -------       -----
Net investment income
  (expense)..............     (5,203)      (2,268)     (10,370)        103         6,084       (1,095)        282
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (55,558)       8,833       16,712        (480)      (16,778)      (8,443)        238
   Change in unrealized
     appreciation
     (depreciation)......    (17,293)     (36,221)        (512)        752        41,471      (11,921)        809
   Capital gain
     distributions.......         --           --           --          --            --           --          --
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments.........    (72,851)     (27,388)      16,200         272        24,693      (20,364)      1,047
                            --------      -------      -------        ----       -------      -------       -----
Increase (decrease) in
  net assets from
  operations.............   $(78,054)     (29,656)       5,830         375        30,777      (21,459)      1,329
                            ========      =======      =======        ====       =======      =======       =====

                           LEGG MASON
                            PARTNERS
                            VARIABLE        MFS(R) VARIABLE
                          INCOME TRUST      INSURANCE TRUST
                          ------------- ----------------------

                           LEGG MASON                  MFS(R)
                          WESTERN ASSET    MFS(R)     INVESTORS
                            VARIABLE      INVESTORS     TRUST
                            STRATEGIC   GROWTH STOCK  SERIES --
                              BOND        SERIES --    SERVICE
                          PORTFOLIO --  SERVICE CLASS   CLASS
                             CLASS I       SHARES      SHARES
                          ------------- ------------- ---------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,603          3,238       7,609
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       639         20,419      16,890
                              -----        -------     -------
Net investment income
  (expense)..............       964        (17,181)     (9,281)
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (13)        65,935      43,436
   Change in unrealized
     appreciation
     (depreciation)......     1,442        (59,878)    (69,731)
   Capital gain
     distributions.......        --             --          --
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     1,429          6,057     (26,295)
                              -----        -------     -------
Increase (decrease) in
  net assets from
  operations.............     2,393        (11,124)    (35,576)
                              =====        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ----------------------------------------
                           MFS(R)        MFS(R)    MFS(R)
                             NEW        STRATEGIC   TOTAL    MFS(R)
                          DISCOVERY      INCOME    RETURN   UTILITIES
                          SERIES --     SERIES -- SERIES -- SERIES --
                           SERVICE       SERVICE   SERVICE   SERVICE
                            CLASS         CLASS     CLASS     CLASS
                           SHARES        SHARES    SHARES    SHARES
                          ---------     --------- --------- ---------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      --      27,462    317,763   111,928
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,946       7,944    254,476    59,352
                          ---------      ------   --------   -------
Net investment income
  (expense)..............   (10,946)     19,518     63,287    52,576
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    81,105       2,640      5,053    96,718
   Change in unrealized
     appreciation
     (depreciation)......  (221,723)     (6,714)  (109,133)   41,775
   Capital gain
     distributions.......    83,955          --         --        --
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   (56,663)     (4,074)  (104,080)  138,493
                          ---------      ------   --------   -------
Increase (decrease) in
  net assets from
  operations............. $ (67,609)     15,444    (40,793)  191,069
                          =========      ======   ========   =======

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ------------------------------------------------------------------------

                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- -----------
                          YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     6,369     137,398         848        3,274       21,989      148,819
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,713     128,145       3,297       44,786        4,845      224,557
                            -------    --------      ------      -------      -------   ----------
Net investment income
  (expense)..............     2,656       9,253      (2,449)     (41,512)      17,144      (75,738)
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,201)   (163,891)        888       60,457      (24,198)     508,669
   Change in unrealized
     appreciation
     (depreciation)......     7,452      58,079      (4,265)     (96,926)      30,039   (1,698,118)
   Capital gain
     distributions.......        --          --          --           --           --           --
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (3,749)   (105,812)     (3,377)     (36,469)       5,841   (1,189,449)
                            -------    --------      ------      -------      -------   ----------
Increase (decrease) in
  net assets from
  operations.............    (1,093)    (96,559)     (5,826)     (77,981)      22,985   (1,265,187)
                            =======    ========      ======      =======      =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------  ------------
                                                   OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   MAIN STREET   SMALL- &    SMALL- &
                          OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                          HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                          NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                            SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                          ----------- ----------- ------------- ----------- ----------- ------------
                                                              YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  4,552      175,688       68,778         --          --       123,944
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       694      504,191      293,220      3,107       3,717        24,326
                           --------   ----------   ----------     ------      ------      --------
Net investment income
  (expense)..............     3,858     (328,503)    (224,442)    (3,107)     (3,717)       99,618
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,344)   1,071,181      812,189     (9,018)      7,329         2,654
   Change in unrealized
     appreciation
     (depreciation)......     5,743   (1,289,447)  (1,078,447)    14,342      (3,278)     (102,963)
   Capital gain
     distributions.......        --           --           --         --          --            --
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,601)    (218,266)    (266,258)     5,324       4,051      (100,309)
                           --------   ----------   ----------     ------      ------      --------
Increase (decrease) in
  net assets from
  operations.............  $ (1,743)    (546,769)    (490,700)     2,217         334          (691)
                           ========   ==========   ==========     ======      ======      ========

                                   PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------
                           FOREIGN BOND
                            PORTFOLIO                      LONG-TERM
                           (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE
                              CLASS          CLASS           CLASS          CLASS
                              SHARES         SHARES         SHARES          SHARES
                          -------------- -------------- --------------- --------------

                          ------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,140          800,587         182,537        612,040
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,681          192,162         103,536        615,696
                              -----         --------       ---------       --------
Net investment income
  (expense)..............       459          608,425          79,001         (3,656)
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       540          154,637         103,795        167,743
   Change in unrealized
     appreciation
     (depreciation)......     2,780         (566,885)      1,192,760       (370,992)
   Capital gain
     distributions.......       950               --         138,583             --
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........     4,270         (412,248)      1,435,138       (203,249)
                              -----         --------       ---------       --------
Increase (decrease) in
  net assets from
  operations.............     4,729          196,177       1,514,139       (206,905)
                              =====         ========       =========       ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       PIMCO
                                      VARIABLE
                                     INSURANCE       RYDEX
                                       TRUST       VARIABLE
                                    (CONTINUED)      TRUST      THE ALGER PORTFOLIOS           THE PRUDENTIAL SERIES FUND
                                   -------------- ----------- ------------------------  ----------------------------------------
                                                                 ALGER        ALGER       JENNISON
                                    TOTAL RETURN               LARGE CAP    SMALL CAP      20/20                       NATURAL
                                    PORTFOLIO --                 GROWTH       GROWTH       FOCUS                      RESOURCES
                                   ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    JENNISON     PORTFOLIO --
                                       CLASS        NASDAQ-    CLASS I-2    CLASS I-2     CLASS II    PORTFOLIO --     CLASS II
                                       SHARES     100(R) FUND    SHARES       SHARES       SHARES    CLASS II SHARES    SHARES
                                   -------------- ----------- ------------ ------------ ------------ --------------- ------------
                                                                           YEAR ENDED DECEMBER 31, 2011
                                   ----------------------------------------------------------------------------------------------
Investment income and
  expense:

     Income -- Ordinary dividends.   $1,384,660          --       2,046           --            --           --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      851,152      10,189       2,849        2,827        19,192        1,709           61,654
                                     ----------    --------      ------      -------      --------       ------       ----------
Net investment income
  (expense).......................      533,508     (10,189)       (803)      (2,827)      (19,192)      (1,709)         (61,654)
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      723,664     130,151      (1,131)      32,851       108,082        2,694          333,667
   Change in unrealized
     appreciation
     (depreciation)...............     (887,625)   (106,267)     (1,424)     (31,580)     (133,956)      (3,856)      (1,111,388)
   Capital gain
     distributions................      710,488          --          --           --            --           --               --
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments..................      546,527      23,884      (2,555)       1,271       (25,874)      (1,162)        (777,721)
                                     ----------    --------      ------      -------      --------       ------       ----------
Increase (decrease) in
  net assets from
  operations......................   $1,080,035      13,695      (3,358)      (1,556)      (45,066)      (2,871)        (839,375)
                                     ==========    ========      ======      =======      ========       ======       ==========



                                    WELLS FARGO
                                   VARIABLE TRUST
                                   --------------
                                    WELLS FARGO
                                     ADVANTAGE
                                      VT OMEGA
                                       GROWTH
                                      FUND --
                                      CLASS 2
                                   --------------

                                   --------------
Investment income and
  expense:

     Income -- Ordinary dividends.         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      2,142
                                      -------
Net investment income
  (expense).......................     (2,142)
                                      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      2,551
   Change in unrealized
     appreciation
     (depreciation)...............    (12,183)
   Capital gain
     distributions................      1,103
                                      -------
Net realized and
  unrealized gain (loss)
  on investments..................     (8,529)
                                      -------
Increase (decrease) in
  net assets from
  operations......................    (10,671)
                                      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                  CONSOLIDATED TOTAL
                              --------------------------

                              ---------------------------
                                   2011          2010
                              -------------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   5,659,337    8,354,988
   Net realized gain
     (loss) on
     investments.............     7,234,897    3,367,943
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (40,926,899)  68,100,925
   Capital gain
     distribution............     6,832,707    4,499,752
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (21,199,958)  84,323,608
                              -------------  -----------
From capital
  transactions (note 4):
   Net premiums..............     7,618,456   33,918,629
   Death benefits............   (16,568,861) (11,355,128)
   Surrenders................   (89,181,189) (63,818,283)
   Administrative
     expenses................    (3,899,263)  (3,710,106)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (3,457,932)   8,150,777
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (105,488,789) (36,814,111)
                              -------------  -----------
Increase (decrease) in
  net assets.................  (126,688,747)  47,509,497
Net assets at beginning
  of year....................   927,744,968  880,235,471
                              -------------  -----------
Net assets at end of year.... $ 801,056,221  927,744,968
                              =============  ===========
Change in units (note 5):
   Units purchased...........
   Units redeemed............

   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........

                                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              ------------------------------------------------------------------------------
                                                       INVESCO V.I.        INVESCO V.I.       INVESCO V.I.
                                  INVESCO V.I.      CAPITAL APPRECIATION    CORE EQUITY    GLOBAL REAL ESTATE
                               BASIC VALUE FUND --       FUND --              FUND --           FUND --
                                SERIES II SHARES     SERIES I SHARES      SERIES I SHARES   SERIES II SHARES
                              --------------------  -------------------  ----------------  -----------------
                                            YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------
                                 2011       2010      2011       2010      2011     2010     2011     2010
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (11,749)   (15,576)   (5,062)   (3,168)   (4,017)  (3,716)   7,986    11,513
   Net realized gain
     (loss) on
     investments.............  (106,105)  (110,941)   (4,391)   (8,732)    7,108    2,117   (2,433)  (49,598)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    51,943    194,344   (19,225)   60,495   (14,025)  53,223  (35,596)   79,721
   Capital gain
     distribution............        --         --        --        --        --       --       --        --
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   (65,911)    67,827   (28,678)   48,595   (10,934)  51,624  (30,043)   41,636
                              ---------  ---------  --------   -------   -------  -------  -------  --------
From capital
  transactions (note 4):
   Net premiums..............     5,898      7,448       212     1,959     1,795    6,133      403        70
   Death benefits............        --         --     2,625        --        --    1,846   (4,030)   (5,163)
   Surrenders................  (151,691)  (146,988) (111,127)  (42,344)  (28,843) (70,705) (16,029)  (26,087)
   Administrative
     expenses................    (1,110)    (1,076)     (296)     (275)   (2,109)  (1,851)    (202)     (214)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (103,353)    (2,760)   (4,584)      663     8,054   58,301    1,294  (177,893)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,256)  (143,376) (113,170)  (39,997)  (21,103)  (6,276) (18,564) (209,287)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets.................  (316,167)   (75,549) (141,848)    8,598   (32,037)  45,348  (48,607) (167,651)
Net assets at beginning
  of year.................... 1,309,864  1,385,413   397,210   388,612   694,451  649,103  392,791   560,442
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Net assets at end of year....   993,697  1,309,864   255,362   397,210   662,414  694,451  344,184   392,791
                              =========  =========  ========   =======   =======  =======  =======  ========
Change in units (note 5):
   Units purchased...........     5,203     11,017     1,082     1,416     4,469   15,236    3,987    91,754
   Units redeemed............   (28,951)   (24,542)  (13,913)   (6,300)   (6,530) (15,069)  (5,696) (119,627)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (23,748)   (13,525)  (12,831)   (4,884)   (2,061)     167   (1,709)  (27,873)
                              =========  =========  ========   =======   =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE
                               FUNDS) (CONTINUED)
                        ---------------------------------

                                                                                                        INVESCO VAN KAMPEN
                                              INVESCO V.I. INTERNATIONAL         INVESCO V.I. LARGE        V.I. CAPITAL
                                                    GROWTH FUND --               CAP GROWTH FUND --       GROWTH FUND --
                                                   SERIES II SHARES                SERIES I SHARES       SERIES I SHARES
                                          ---------------------------------   ------------------------  ------------------
                                                                              PERIOD FROM                  PERIOD FROM
                                                YEAR ENDED DECEMBER 31,       JANUARY 1 TO  YEAR ENDED     APRIL 29 TO
                                          ---------------------------------    APRIL 29,   DECEMBER 31,    DECEMBER 31,
                                                   2011              2010         2011         2010            2011
                                          ----------------------  ----------  ------------ ------------ ------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........              $(31,818)       1,742        (431)     (1,363)         (1,326)
  Net realized gain (loss) on
   investments...........................                151,731    (103,929)     25,139      (9,579)           (502)
  Change in unrealized appreciation
   (depreciation) on investments.........              (693,974)     670,653     (13,940)     30,194         (18,335)
  Capital gain distribution..............                     --          --          --          --              --
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from operations.....................              (574,061)     568,466      10,768      19,252         (20,163)
                                          ----------------------  ----------    --------     -------         -------
From capital transactions (note 4):
  Net premiums...........................                 63,697     574,499          --          --           1,103
  Death benefits.........................                (3,097)     (18,039)         --          --              --
  Surrenders.............................            (1,150,132)    (298,726)     (9,523)    (23,346)         (2,847)
  Administrative expenses................               (39,916)     (38,255)        (15)       (225)           (173)
  Transfers between subaccounts
   (including fixed account), net........              1,073,871  (1,821,806)   (129,910)    (74,552)        139,817
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from capital transactions...........               (55,577)  (1,602,327)   (139,448)    (98,123)        137,900
                                          ----------------------  ----------    --------     -------         -------
Increase (decrease) in net assets........              (629,638)  (1,033,861)   (128,680)    (78,871)        117,737
Net assets at beginning of year..........              7,083,128   8,116,989     128,680     207,551              --
                                          ----------------------  ----------    --------     -------         -------
Net assets at end of year................             $6,453,490   7,083,128          --     128,680         117,737
                                          ======================  ==========    ========     =======         =======
Change in units (note 5):
  Units purchased........................                170,667     621,836       1,602       8,735          14,149
  Units redeemed.........................              (177,698)    (824,681)    (14,360)    (19,736)           (358)
                                          ----------------------  ----------    --------     -------         -------
  Net increase (decrease) in units from
   capital transactions with contract
   owners................................                (7,031)    (202,845)    (12,758)    (11,001)         13,791
                                          ======================  ==========    ========     =======         =======

                                                                                  INVESCO VAN
                                    INVESCO VAN KAMPEN      INVESCO VAN           KAMPEN V.I.
    INVESCO V.I. INTERNATIONAL         V.I. CAPITAL    KAMPEN V.I. COMSTOCK    EQUITY AND INCOME
          GROWTH FUND --              GROWTH FUND --          FUND --               FUND --
         SERIES II SHARES            SERIES II SHARES    SERIES II SHARES      SERIES II SHARES
---------------------------------   -----------------  --------------------  --------------------

      YEAR ENDED DECEMBER 31,                          YEAR ENDED DECEMBER 31,
---------------------------------   -------------------------------------------------------------
         2011             2011      2010      2011       2010       2011       2010
----------------------  --------  -------  ---------  ---------  ---------  ---------


             $(31,818)    (3,947)  (5,423)    (4,421)   (44,124)    (6,081)    (2,813)

               151,731    38,529    2,312      2,498    (79,159)   (11,034)    (7,124)

             (693,974)   (47,071)  60,932    (88,481)   547,448    (49,374)   149,391
                    --        --       --         --         --         --         --
----------------------  --------  -------  ---------  ---------  ---------  ---------

             (574,061)   (12,489)  57,821    (90,404)   424,165    (66,489)   139,454
----------------------  --------  -------  ---------  ---------  ---------  ---------

                63,697       300      860        520     31,186        533     15,944
               (3,097)        --     (613)    (1,851)     1,744         --         --
           (1,150,132)   (97,805) (32,402)  (365,581)  (347,541)   (90,540)   (52,044)
              (39,916)      (259)    (204)    (5,875)    (5,736)    (4,771)    (4,596)

             1,073,871  (100,179)  (3,059)  (327,735)    30,324   (173,073)   207,846
----------------------  --------  -------  ---------  ---------  ---------  ---------

              (55,577)  (197,943) (35,418)  (700,522)  (290,023)  (267,851)   167,150
----------------------  --------  -------  ---------  ---------  ---------  ---------
             (629,638)  (210,432)  22,403   (790,926)   134,142   (334,340)   306,604
             7,083,128   375,870  353,467  3,298,772  3,164,630  1,716,904  1,410,300
----------------------  --------  -------  ---------  ---------  ---------  ---------
            $6,453,490   165,438  375,870  2,507,846  3,298,772  1,382,564  1,716,904
======================  ========  =======  =========  =========  =========  =========

               170,667     2,207    1,277      6,612    253,096     13,148     37,317
             (177,698)   (20,227)  (5,069)   (63,427)  (277,705)   (42,716)   (19,364)
----------------------  --------  -------  ---------  ---------  ---------  ---------


               (7,031)   (18,020)  (3,792)   (56,815)   (24,609)   (29,568)    17,953
======================  ========  =======  =========  =========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              -----------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                 BALANCED WEALTH      GLOBAL THEMATIC      GROWTH AND INCOME         INTERNATIONAL
                              STRATEGY PORTFOLIO --  GROWTH PORTFOLIO --      PORTFOLIO --        VALUE PORTFOLIO --
                                     CLASS B              CLASS B               CLASS B                 CLASS B
                              ---------------------  -----------------   ---------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2011        2010      2011       2010      2011       2010        2011        2010
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   32,768     53,006    (4,334)    1,941    (22,054)    (74,794)    246,275     123,713
   Net realized gain
     (loss) on
     investments.............     13,290    (45,786)   21,749     3,213   (154,507)   (327,157)     (4,813) (1,279,528)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (357,860)   529,685  (105,893)   59,372    371,265     858,082  (2,518,176)  1,763,785
   Capital gain
     distribution............         --         --        --        --         --          --          --          --
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (311,802)   536,905   (88,478)   64,526    194,704     456,131  (2,276,714)    607,970
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     33,419    144,776        --    11,246     23,552      16,591      98,091     489,121
   Death benefits............         --         --        --      (597)    (1,953)    (38,010)     (7,209)    (15,480)
   Surrenders................   (350,303)  (486,313) (114,814)  (40,429)  (811,978)   (455,754)   (655,235)   (405,353)
   Administrative
     expenses................    (48,534)   (47,783)   (1,211)     (947)    (4,597)     (4,411)    (56,820)    (44,082)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (27,741)    (8,547)  (69,412)  (22,280)   111,674    (949,276)    718,309     487,668
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (393,159)  (397,867) (185,437)  (53,007)  (683,302) (1,430,860)     97,136     511,874
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (704,961)   139,038  (273,915)   11,519   (488,598)   (974,729) (2,179,578)  1,119,844
Net assets at beginning
  of year....................  6,877,951  6,738,913   447,700   436,181  4,603,984   5,578,713  11,735,738  10,615,894
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Net assets at end of year.... $6,172,990  6,877,951   173,785   447,700  4,115,386   4,603,984   9,556,160  11,735,738
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========
Change in units (note 5):
   Units purchased...........     30,219    561,615    14,021     2,902     58,066      98,124     453,480   2,204,276
   Units redeemed............    (74,431)  (608,550)  (27,672)   (6,504)  (125,467)   (272,618)   (368,950) (2,090,798)
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (44,212)   (46,935)  (13,651)   (3,602)   (67,401)   (174,494)     84,530     113,478
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========

                              --------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                               GROWTH PORTFOLIO --
                                     CLASS B
                              --------------------

                              --------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (20,452)   (17,288)
   Net realized gain
     (loss) on
     investments.............    17,683      6,036
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (68,309)   117,300
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (71,078)   106,048
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       183        183
   Death benefits............        --     (1,265)
   Surrenders................   (85,137)   (95,864)
   Administrative
     expenses................    (1,350)    (1,371)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (13,817)    26,792
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (100,121)   (71,525)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (171,199)    34,523
Net assets at beginning
  of year.................... 1,441,045  1,406,522
                              ---------  ---------
Net assets at end of year.... 1,269,846  1,441,045
                              =========  =========
Change in units (note 5):
   Units purchased...........     1,849     11,208
   Units redeemed............   (12,939)   (20,922)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,090)    (9,714)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              ALLIANCEBERNSTEIN
                              VARIABLE PRODUCTS
                              SERIES FUND, INC.
                                 (CONTINUED)
                              -----------------
                              ALLIANCEBERNSTEIN
                                  SMALL CAP
                              GROWTH PORTFOLIO --
                                   CLASS B
                              -----------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,638)   (3,680)
   Net realized gain
     (loss) on
     investments.............   25,556    17,632
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (19,249)   51,212
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,669    65,164
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      100     7,322
   Death benefits............       --        --
   Surrenders................  (42,868)  (43,903)
   Administrative
     expenses................     (907)     (889)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (3,645)  (33,060)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,320)  (70,530)
                              --------   -------
Increase (decrease) in
  net assets.................  (44,651)   (5,366)
Net assets at beginning
  of year....................  245,007   250,373
                              --------   -------
Net assets at end of year.... $200,356   245,007
                              ========   =======
Change in units (note 5):
   Units purchased...........    8,577     7,836
   Units redeemed............  (11,880)  (15,057)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,303)   (7,221)
                              ========   =======


                              AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ------------------------  -------------------------------------------------------

                                        VP                     VP                  VP                 VP
                               INFLATION PROTECTION      INCOME & GROWTH     INTERNATIONAL         ULTRA(R)
                                 FUND -- CLASS II        FUND -- CLASS I    FUND -- CLASS I     FUND -- CLASS I
                              ------------------------  ----------------  -------------------  ----------------
                                                 YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                 2011         2010        2011     2010     2011       2010      2011     2010
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    333,563       (8,853)     (260)    (359)   (3,533)     3,868   (6,842)  (4,149)
   Net realized gain
     (loss) on
     investments.............    347,377    1,028,030    (9,897) (12,880)    3,518   (200,924)   8,162  (24,887)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    523,361     (581,390)   22,092   89,338  (126,012)   245,764   (2,620)  84,505
   Capital gain
     distribution............    179,410           --        --       --        --         --       --       --
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  1,383,711      437,787    11,935   76,099  (126,027)    48,708   (1,300)  55,469
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    138,425    1,159,102       750       --     1,613        819       --       --
   Death benefits............    (34,083)     (42,735)       --       --   (15,914)   (20,920)      --       --
   Surrenders................   (924,664)    (716,242)  (51,465)  (4,798)  (69,811)   (67,248) (76,505) (18,283)
   Administrative
     expenses................    (82,371)     (80,560)     (350)    (321)     (778)      (856)    (642)    (509)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (1,466,655)  (6,350,801)  (44,658) (15,383)   64,389   (812,061)  12,355      792
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,369,348)  (6,031,236)  (95,723) (20,502)  (20,501)  (900,266) (64,792) (18,000)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets.................   (985,637)  (5,593,449)  (83,788)  55,597  (146,528)  (851,558) (66,092)  37,469
Net assets at beginning
  of year.................... 14,542,386   20,135,835   694,881  639,284   999,772  1,851,330  444,919  407,450
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Net assets at end of year.... 13,556,749   14,542,386   611,093  694,881   853,244    999,772  378,827  444,919
                              ==========   ==========   =======  =======  ========  =========  =======  =======
Change in units (note 5):
   Units purchased...........    192,600    1,522,212       300    1,819    17,370    297,208    3,584    9,855
   Units redeemed............   (387,319)  (2,073,855)   (7,063)  (3,532)  (17,238)  (398,119)  (8,551) (11,475)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (194,719)    (551,643)   (6,763)  (1,713)      132   (100,911)  (4,967)  (1,620)
                              ==========   ==========   =======  =======  ========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS, INC.
                                   (CONTINUED)                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------------  --------------------------------------------------------------
                                                                                                       BLACKROCK
                                                         BLACKROCK BASIC      BLACKROCK GLOBAL         LARGE CAP
                                 VP VALUE FUND --       VALUE V.I. FUND -- ALLOCATION V.I. FUND -- GROWTH V.I. FUND --
                                     CLASS I             CLASS III SHARES     CLASS III SHARES     CLASS III SHARES
                              ------------------------  -----------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 2011          2010       2011      2010      2011        2010       2011      2010
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    4,761        6,692     (1,566)  (1,324)    331,128    (559,568)  (3,018)   (3,080)
   Net realized gain
     (loss) on
     investments.............    (19,158)     (31,508)   (10,955)  (3,245)    842,366      18,118   11,181     2,669
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      8,976      143,724    (19,115)  96,784  (7,670,919)  6,284,017   (5,406)   37,322
   Capital gain
     distribution............         --           --         --       --   2,055,504     506,539      642        --
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,421)     118,908    (31,636)  92,215  (4,441,921)  6,249,106    3,399    36,911
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............      1,018          374         --   15,000     842,524   5,065,783       --        --
   Death benefits............         --           --     (6,532)      --      (5,792)   (114,524)      --        --
   Surrenders................    (88,224)     (66,732)  (129,224) (30,134) (5,143,923) (2,314,766) (43,667)  (21,025)
   Administrative
     expenses................       (557)        (637)    (3,413)  (3,951)   (583,564)   (538,254)     (97)      (81)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (38,291)     (30,650)   (76,738)  (6,459)    213,007   3,019,739    8,288    27,244
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (126,054)     (97,645)  (215,907) (25,544) (4,677,748)  5,117,978  (35,476)    6,138
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (131,475)      21,263   (247,543)  66,671  (9,119,669) 11,367,084  (32,077)   43,049
Net assets at beginning
  of year....................  1,127,885    1,106,622    927,247  860,576  89,084,268  77,717,184  303,933   260,884
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Net assets at end of year.... $  996,410    1,127,885    679,704  927,247  79,964,599  89,084,268  271,856   303,933
                               ==========   =========   ========  =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........        939        1,127     11,858   11,944     579,653   1,915,294    2,756     4,130
   Units redeemed............     (9,206)      (8,203)   (32,308) (16,018)   (973,347) (1,442,120)  (5,906)   (3,344)
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,267)      (7,076)   (20,450)  (4,074)   (393,694)    473,174   (3,150)      786
                               ==========   =========   ========  =======  ==========  ==========  =======   =======



                              -------------------
                                  BLACKROCK
                              VALUE OPPORTUNITIES
                                V.I. FUND --
                              CLASS III SHARES
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (7,352)   (6,013)
   Net realized gain
     (loss) on
     investments............. (54,364)  (55,635)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  46,450   187,566
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,266)  125,918
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     495    12,390
   Death benefits............      --        --
   Surrenders................ (97,255)  (40,074)
   Administrative
     expenses................  (2,540)   (2,370)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  19,088     7,578
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (80,212)  (22,476)
                              -------   -------
Increase (decrease) in
  net assets................. (95,478)  103,442
Net assets at beginning
  of year.................... 585,436   481,994
                              -------   -------
Net assets at end of year.... 489,958   585,436
                              =======   =======
Change in units (note 5):
   Units purchased...........   6,617    10,040
   Units redeemed............ (12,384)  (12,112)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,767)   (2,072)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                             DWS VARIABLE SERIES II
                             --------------------------------------------  ------------------------------------------------
                                                      COLUMBIA VARIABLE
                                                     PORTFOLIO -- MARSICO
                               COLUMBIA VARIABLE        INTERNATIONAL       DWS CAPITAL       DWS DREMAN       DWS LARGE
                              PORTFOLIO -- MARSICO      OPPORTUNITIES          GROWTH       SMALL MID CAP      CAP VALUE
                                 GROWTH FUND --            FUND --             VIP --        VALUE VIP --        VIP --
                                    CLASS 1                CLASS 2         CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                             ---------------------  ---------------------  -------------- -----------------  --------------
                                                                            PERIOD FROM       YEAR ENDED      PERIOD FROM
                                        YEAR ENDED DECEMBER 31,             APRIL 29 TO      DECEMBER 31,     APRIL 29 TO
                             --------------------------------------------   DECEMBER 31,  -----------------   DECEMBER 31,
                                2011        2010       2011        2010         2011        2011      2010        2011
                             ----------  ---------  ----------  ---------  -------------- --------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (43,008)   (49,698)    (66,613)   (76,870)       (881)      (7,913)  (5,350)     (4,778)
 Net realized gain
   (loss) on investments....    208,870     69,563     (14,396)  (556,558)       (559)     (26,186) (47,446)     (3,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (291,470)   631,521  (1,314,619) 1,564,898      (9,023)     (39,570) 211,614     (35,234)
 Capital gain
   distribution.............         --         --          --         --          --           --       --          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     operations.............   (125,608)   651,386  (1,395,628)   931,470     (10,463)     (73,669) 158,818     (43,506)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
From capital
 transactions (note 4):
 Net premiums...............      8,917     98,494      54,274    389,832          --          298      298          --
 Death benefits.............     (4,544)   (10,057)     (3,529)    (7,690)         --           --       --          --
 Surrenders.................   (584,627)  (233,483)   (701,722)  (411,677)     (3,375)     (41,396) (55,423)    (16,569)
 Administrative expenses....    (12,995)   (11,528)    (31,601)   (31,087)        (51)        (607)    (562)       (380)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (167,303)    (1,542)    146,758   (480,592)     97,934      (32,306)   2,278     498,953
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     capital transactions...   (760,552)  (158,116)   (535,820)  (541,214)     94,508      (74,011) (53,409)    482,004
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Increase (decrease) in
 net assets.................   (886,160)   493,270  (1,931,448)   390,256      84,045     (147,680) 105,409     438,498
Net assets at beginning
 of year....................  3,781,083  3,287,813   8,690,468  8,300,212          --      916,892  811,483          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Net assets at end of year... $2,894,923  3,781,083   6,759,020  8,690,468      84,045      769,212  916,892     438,498
                             ==========  =========  ==========  =========     =======     ========  =======     =======
Change in units (note 5):
 Units purchased............     26,580     75,909     140,137    666,308      10,226          592    3,418      54,630
 Units redeemed.............    (80,467)   (81,635)   (144,391)  (728,554)       (670)      (4,299)  (6,219)     (6,646)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,887)    (5,726)     (4,254)   (62,246)      9,556       (3,707)  (2,801)     47,984
                             ==========  =========  ==========  =========     =======     ========  =======     =======

                             -------------------------




                             DWS STRATEGIC VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO   YEAR ENDED
                              APRIL 29,    DECEMBER 31,
                                 2011          2010
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      3,354          836
 Net realized gain
   (loss) on investments....   (120,621)     (44,553)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    154,215       84,743
 Capital gain
   distribution.............         --           --
                               --------      -------
    Increase (decrease)
     in net assets from
     operations.............     36,948       41,026
                               --------      -------
From capital
 transactions (note 4):
 Net premiums...............         --           --
 Death benefits.............         --           --
 Surrenders.................     (3,354)     (50,861)
 Administrative expenses....       (207)        (527)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (505,663)      26,879
                               --------      -------
    Increase (decrease)
     in net assets from
     capital transactions...   (509,224)     (24,509)
                               --------      -------
Increase (decrease) in
 net assets.................   (472,276)      16,517
Net assets at beginning
 of year....................    472,276      455,759
                               --------      -------
Net assets at end of year...         --      472,276
                               ========      =======
Change in units (note 5):
 Units purchased............      3,944        4,012
 Units redeemed.............    (43,613)      (6,573)
                               --------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (39,669)      (2,561)
                               ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II
                                   (CONTINUED)                                DREYFUS
                              ---------------------  -----------------------------------------------------------
                                                     DREYFUS INVESTMENT                        THE DREYFUS SOCIALLY
                                                     PORTFOLIOS MIDCAP    DREYFUS VARIABLE     RESPONSIBLE GROWTH
                              DWS TECHNOLOGY VIP --  STOCK PORTFOLIO --  INVESTMENT FUND --      FUND, INC. --
                                  CLASS B SHARES      INITIAL SHARES    MONEY MARKET PORTFOLIO  INITIAL SHARES
                              ---------------------  ----------------   --------------------   -------------------
                              PERIOD FROM
                              JANUARY 1 TO                                   YEAR ENDED DECEMBER 31,
                               APRIL 29,   ------------------------------------------------------------------------
                                  2011       2010      2011      2010      2011        2010      2011       2010
                              ------------ --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $    (494)    (1,811)  (1,146)     (620)   (22,027)    (24,285)  (1,975)    (2,047)
   Net realized gain
     (loss) on
     investments.............     28,250     11,478     (373)   (8,486)        --          --   11,476      2,791
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (22,022)     6,742      828    37,720         --           1   (9,797)    36,344
   Capital gain
     distribution............         --         --       --        --         --          --       --         --
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........      5,734     16,409     (691)   28,614    (22,027)    (24,284)    (296)    37,088
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
From capital
  transactions (note 4):
   Net premiums..............         --         --      317       967     58,870      33,547       --      1,000
   Death benefits............         --         --       --        --   (705,067)   (225,186)      --         --
   Surrenders................    (14,327)  (105,126) (11,097)  (12,662)  (179,848)   (521,436) (31,998)    (6,700)
   Administrative
     expenses................        (35)      (205)    (152)     (167)    (1,453)     (1,707)    (431)      (438)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (91,709)    21,229  (25,759)  (15,930)   778,993   1,028,144      (98)      (827)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (106,071)   (84,102) (36,691)  (27,792)   (48,505)    313,362  (32,527)    (6,965)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets.................   (100,337)   (67,693) (37,382)      822    (70,532)    289,078  (32,823)    30,123
Net assets at beginning
  of year....................    100,337    168,030  135,267   134,445  1,442,585   1,153,507  314,056    283,933
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Net assets at end of year....  $      --    100,337   97,885   135,267  1,372,053   1,442,585  281,233    314,056
                               =========   ========  =======   =======  =========   =========   =======   =======
Change in units (note 5):
   Units purchased...........         18      1,963      407       360    128,199     322,346    1,196      1,013
   Units redeemed............     (6,200)    (7,814)  (2,674)   (2,440)  (133,182)   (292,634)  (4,510)    (1,777)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (6,182)    (5,851)  (2,267)   (2,080)    (4,983)     29,712   (3,314)      (764)
                               =========   ========  =======   =======  =========   =========   =======   =======

                               EATON VANCE VARIABLE
                                       TRUST
                              ----------------------


                                 VT FLOATING-RATE
                                    INCOME FUND
                              ----------------------


                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    163,177     252,576
   Net realized gain
     (loss) on
     investments.............     38,379     299,469
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (129,946)    107,208
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     71,610     659,253
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      7,302     448,058
   Death benefits............   (501,486)    (13,039)
   Surrenders................ (1,553,045)   (799,383)
   Administrative
     expenses................     (5,686)    (21,760)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (109,772) (4,973,156)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,162,687) (5,359,280)
                              ----------  ----------
Increase (decrease) in
  net assets................. (2,091,077) (4,700,027)
Net assets at beginning
  of year....................  7,247,507  11,947,534
                              ----------  ----------
Net assets at end of year....  5,156,430   7,247,507
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     57,441     666,033
   Units redeemed............   (238,456) (1,164,684)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (181,015)   (498,651)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      FEDERATED INSURANCE SERIES
                              -----------------------------------------------------------------------------------------
                                                         FEDERATED HIGH
                                  FEDERATED CAPITAL        INCOME BOND    FEDERATED HIGH INCOME    FEDERATED KAUFMANN
                               APPRECIATION FUND II --     FUND II --        BOND FUND II --           FUND II --
                                   PRIMARY SHARES        PRIMARY SHARES       SERVICE SHARES         SERVICE SHARES
                              ------------------------  ----------------  ---------------------  ---------------------
                                           PERIOD FROM
                               YEAR ENDED  MARCH 12 TO                               YEAR ENDED DECEMBER 31,
                              DECEMBER 31, DECEMBER 31, ---------------------------------------------------------------
                                  2011         2010       2011     2010      2011        2010       2011        2010
                              ------------ ------------ -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (558)     (1,050)     1,988    7,312     333,796    341,118     (70,021)  (146,366)
   Net realized gain
     (loss) on
     investments.............      1,699        (719)      (875)    (564)      1,495    (27,083)    272,409    372,059
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (6,329)      7,764       (268)   5,793    (185,496)   321,850  (1,480,159) 1,223,106
   Capital gain
     distribution............         --          --         --       --          --         --          --         --
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,188)      5,995        845   12,541     149,795    635,885  (1,277,771) 1,448,799
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
From capital
  transactions (note 4):
   Net premiums..............        355         200         90       --       6,611     27,487     149,616    332,045
   Death benefits............    (11,388)         --    (14,105)      --     (13,974)    (5,850)     (5,640)   (11,612)
   Surrenders................    (15,413)    (15,684)    (9,424) (90,339) (1,324,934)  (519,595)   (781,506)  (521,108)
   Administrative
     expenses................        (72)        (93)       (30)     (56)     (7,042)    (7,880)    (47,052)   (43,715)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        722     105,149         90     (508)   (376,781)   (32,624)    322,292  1,832,956
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (25,796)     89,572    (23,379) (90,903) (1,716,120)  (538,462)   (362,290) 1,588,566
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets.................    (30,984)     95,567    (22,534) (78,362) (1,566,325)    97,423  (1,640,061) 3,037,365
Net assets at beginning
  of year....................     95,567          --     25,591  103,953   5,368,938  5,271,515   9,446,173  6,408,808
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Net assets at end of year....   $ 64,583      95,567      3,057   25,591   3,802,613  5,368,938   7,806,112  9,446,173
                                ========     =======    =======  =======  ==========  =========  ==========  =========
Change in units (note 5):
   Units purchased...........         67      10,538          6    4,889       8,872     21,376     186,673    819,121
   Units redeemed............     (2,521)     (1,658)    (1,411) (10,600)   (108,042)   (54,938)   (183,004)  (577,519)
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (2,454)      8,880     (1,405)  (5,711)    (99,170)   (33,562)      3,669    241,602
                                ========     =======    =======  =======  ==========  =========  ==========  =========

                              -----------------


                              FEDERATED MANAGED
                              VOLATILITY FUND II
                              ----------------


                              -----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   2,972     5,674
   Net realized gain
     (loss) on
     investments.............  (5,872)   (2,030)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   6,706     9,067
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,806    12,711
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     180        --
   Death benefits............      --        --
   Surrenders................ (41,150)   (7,551)
   Administrative
     expenses................    (115)     (133)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     154       155
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (40,931)   (7,529)
                              -------   -------
Increase (decrease) in
  net assets................. (37,125)    5,182
Net assets at beginning
  of year.................... 129,683   124,501
                              -------   -------
Net assets at end of year....  92,558   129,683
                              =======   =======
Change in units (note 5):
   Units purchased...........      54        45
   Units redeemed............  (3,737)     (772)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,683)     (727)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -----------------------------------------------------------------------------------------------
                                  VIP ASSET                 VIP ASSET                VIP BALANCED         VIP CONTRAFUND(R)
                              MANAGER/SM/ PORTFOLIO -- MANAGER/SM/ PORTFOLIO --      PORTFOLIO --           PORTFOLIO --
                                INITIAL CLASS            SERVICE CLASS 2            SERVICE CLASS 2         INITIAL CLASS
                              -----------------------  -----------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------
                                2011         2010        2011         2010         2011        2010        2011       2010
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,839       1,345        1,722         (435)      (28,459)     26,560     (4,295)    (2,226)
   Net realized gain
     (loss) on
     investments.............      (50)     (1,446)      10,036       14,694       258,132     137,513     (7,890)   (54,331)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (8,565)     19,696      (31,934)      90,883      (882,774)  1,882,739    (20,747)   209,690
   Capital gain
     distribution............       --          --           --           --            --          --         --         --
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (6,776)     19,595      (20,176)     105,142      (653,101)  2,046,812    (32,932)   153,133
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --          --           --           --        39,282     378,821         --         --
   Death benefits............       --          --           --           --            --          --    (12,898)    (9,610)
   Surrenders................     (251)     (9,509)     (79,357)     (29,901)   (1,525,933)   (905,747)  (104,158)  (212,758)
   Administrative
     expenses................     (115)       (113)        (952)      (1,452)      (53,023)    (52,003)    (1,002)    (1,113)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      183          59     (140,052)    (168,676)     (126,625) (1,344,949)   (13,685)    (2,928)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     (183)     (9,563)    (220,361)    (200,029)   (1,666,299) (1,923,878)  (131,743)  (226,409)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (6,959)     10,032     (240,537)     (94,887)   (2,319,400)    122,934   (164,675)   (73,276)
Net assets at beginning
  of year....................  173,024     162,992      827,475      922,362    13,608,561  13,485,627  1,058,226  1,131,502
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Net assets at end of year.... $166,065     173,024      586,938      827,475    11,289,161  13,608,561    893,551  1,058,226
                               ========     =======     ========     ========   ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........       25          13        1,711       24,486       109,762     298,042      1,204      3,638
   Units redeemed............      (39)       (780)     (18,558)     (41,479)     (254,248)   (471,387)    (8,528)   (17,856)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      (14)       (767)     (16,847)     (16,993)     (144,486)   (173,345)    (7,324)   (14,218)
                               ========     =======     ========     ========   ==========  ==========  =========  =========

                              -----------------------
                                 VIP CONTRAFUND(R)
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (173,877)   (108,882)
   Net realized gain
     (loss) on
     investments.............   (362,486)   (799,421)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (228,753)  4,008,283
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (765,116)  3,099,980
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     97,675     293,576
   Death benefits............    (22,055)    (34,202)
   Surrenders................ (4,688,710) (1,839,383)
   Administrative
     expenses................    (61,015)    (55,478)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (574,472)     70,662
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (5,248,577) (1,564,825)
                              ----------  ----------
Increase (decrease) in
  net assets................. (6,013,693)  1,535,155
Net assets at beginning
  of year.................... 23,715,605  22,180,450
                              ----------  ----------
Net assets at end of year.... 17,701,912  23,715,605
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    150,773     647,154
   Units redeemed............   (482,553)   (775,789)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (331,780)   (128,635)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ------------------------------------------------------------------------------------
                                 VIP DYNAMIC
                              CAPITAL APPRECIATION  VIP EQUITY-INCOME     VIP EQUITY-INCOME      VIP GROWTH &
                                 PORTFOLIO --         PORTFOLIO --          PORTFOLIO --       INCOME PORTFOLIO --
                               SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2       INITIAL CLASS
                              -------------------  ------------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010      2011      2010       2011        2010       2011      2010
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,905)   (3,963)     3,836     1,057      26,393      (6,888)     768    (1,499)
   Net realized gain
     (loss) on
     investments.............   (2,477)   (5,056)   (20,439)  (58,433)    (84,671)   (380,829)  (1,157)   (6,871)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,512)   54,833     18,531   131,139      29,402   1,054,648    1,119    36,540
   Capital gain
     distribution............       --        --         --        --          --          --       --        --
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (13,894)   45,814      1,928    73,763     (28,876)    666,931      730    28,170
                              --------   -------   --------  --------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        355       365      30,451      33,364       --        --
   Death benefits............       --        --    (10,230)       --     (19,928)    (39,273)      --   (19,228)
   Surrenders................  (10,037)   (6,810)   (88,814) (214,886)   (709,900)   (559,686) (19,751)  (17,499)
   Administrative
     expenses................     (530)     (513)      (264)     (360)     (5,904)     (6,609)    (247)     (277)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (4,473)      623    (28,995)   (6,232)   (269,917)   (511,428)   1,009       (17)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (15,040)   (6,700)  (127,948) (221,113)   (975,198) (1,083,632) (18,989)  (37,021)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................  (28,934)   39,114   (126,020) (147,350) (1,004,074)   (416,701) (18,259)   (8,851)
Net assets at beginning
  of year....................  324,469   285,355    515,212   662,562   5,397,410   5,814,111  226,743   235,594
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Net assets at end of year.... $295,535   324,469    389,192   515,212   4,393,336   5,397,410  208,484   226,743
                              ========   =======   ========  ========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      130       789      1,236       230      35,049     485,414      108        29
   Units redeemed............   (1,197)   (1,300)   (11,153)  (19,143)   (125,407)   (598,051)  (1,775)   (3,611)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,067)     (511)    (9,917)  (18,913)    (90,358)   (112,637)  (1,667)   (3,582)
                              ========   =======   ========  ========  ==========  ==========  =======   =======

                              ---------------------

                               VIP GROWTH & INCOME
                                  PORTFOLIO --
                                 SERVICE CLASS 2
                              --------------------

                              ---------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      (918)   (17,061)
   Net realized gain
     (loss) on
     investments.............    (6,643)   (49,861)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    10,725    243,133
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     3,164    176,211
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       499      5,171
   Death benefits............      (859)        --
   Surrenders................  (308,526)  (157,748)
   Administrative
     expenses................    (2,587)    (2,091)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     9,773    (46,356)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (301,700)  (201,024)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (298,536)   (24,813)
Net assets at beginning
  of year.................... 1,571,446  1,596,259
                              ---------  ---------
Net assets at end of year.... 1,272,910  1,571,446
                              =========  =========
Change in units (note 5):
   Units purchased...........    13,119     10,441
   Units redeemed............   (39,151)   (32,585)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (26,032)   (22,144)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -----------------------------------------------------------------------------------
                                  VIP GROWTH
                                OPPORTUNITIES        VIP GROWTH          VIP GROWTH          VIP INVESTMENT
                                 PORTFOLIO --       PORTFOLIO --        PORTFOLIO --      GRADE BOND PORTFOLIO --
                                INITIAL CLASS      INITIAL CLASS       SERVICE CLASS 2       SERVICE CLASS 2
                              -----------------  -----------------  --------------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------
                                2011      2010     2011     2010       2011       2010       2011        2010
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,760)  (1,749)  (3,085)   (3,693)   (13,253)   (16,379)    45,066      57,865
   Net realized gain
     (loss) on
     investments.............    1,226   (6,495)  (6,604)  (30,307)    58,554      5,114     14,930      61,233
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    2,848   35,959    5,794   123,437    (59,941)   278,336     12,133     (17,914)
   Capital gain
     distribution............       --       --       --        --         --         --     31,719          --
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    2,314   27,715   (3,895)   89,437    (14,640)   267,071    103,848     101,184
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      355      365       --        --     17,251      2,105      6,278     150,271
   Death benefits............  (10,576)      --       55   (10,530)      (955)     1,912         --          --
   Surrenders................  (15,820) (31,889) (59,450)  (80,117)  (222,139)  (322,801)  (255,124)    (80,585)
   Administrative
     expenses................      (98)    (103)    (507)     (488)      (877)    (1,296)   (17,306)    (15,927)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (758)    (166) (22,485)  (17,284)   (96,519)   (18,928)     2,299     272,332
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,897) (31,793) (82,387) (108,419)  (303,239)  (339,008)  (263,853)    326,091
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................  (24,583)  (4,078) (86,282)  (18,982)  (317,879)   (71,937)  (160,005)    427,275
Net assets at beginning
  of year....................  146,549  150,627  459,064   478,046  1,318,719  1,390,656  2,004,073   1,576,798
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Net assets at end of year.... $121,966  146,549  372,782   459,064  1,000,840  1,318,719  1,844,068   2,004,073
                              ========  =======  =======  ========  =========  =========  =========   =========
Change in units (note 5):
   Units purchased...........       40       62      822        25      6,903      7,661     35,704     239,295
   Units redeemed............   (3,035)  (4,411)  (8,248)  (11,492)   (40,257)   (49,041)   (57,695)   (210,252)
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,995)  (4,349)  (7,426)  (11,467)   (33,354)   (41,380)   (21,991)     29,043
                              ========  =======  =======  ========  =========  =========  =========   =========

                              -----------------------

                                    VIP MID CAP
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (120,369)   (105,854)
   Net realized gain
     (loss) on
     investments.............    266,892     (68,860)
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,198,869)  2,479,982
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (1,052,346)  2,305,268
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     27,648      47,283
   Death benefits............     (6,030)    (14,073)
   Surrenders................ (1,766,076)   (958,230)
   Administrative
     expenses................    (14,205)    (13,754)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (693,641)   (323,701)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,452,304) (1,262,475)
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,504,650)  1,042,793
Net assets at beginning
  of year.................... 10,411,975   9,369,182
                              ----------  ----------
Net assets at end of year....  6,907,325  10,411,975
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     25,941     138,302
   Units redeemed............   (134,998)   (199,389)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (109,057)    (61,087)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                          (CONTINUED)
                              -------------------------------------------

                                 VIP OVERSEAS        VIP VALUE STRATEGIES
                                 PORTFOLIO --          PORTFOLIO --
                                INITIAL CLASS         SERVICE CLASS 2
                              ---------------------  --------------------
                                                                      YEAR
                              --------------------------------------------
                                2011        2010       2011       2010
                               --------    -------    -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    390        365     (2,739)    (4,036)
   Net realized gain
     (loss) on
     investments.............   (1,081)    (2,685)    (7,378)   (13,438)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (36,157)    24,011    (25,001)    92,495
   Capital gain
     distribution............       --         --         --         --
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........  (36,848)    21,691    (35,118)    75,021
                               --------    -------    -------    -------
From capital
  transactions (note 4):
   Net premiums..............       --         --         --         --
   Death benefits............       --     (6,862)    (7,631)        --
   Surrenders................   (3,533)    (7,296)   (16,542)   (30,757)
   Administrative
     expenses................     (116)      (146)      (651)      (499)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (276)     1,180    (14,192)    13,845
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (3,925)   (13,124)   (39,016)   (17,411)
                               --------    -------    -------    -------
Increase (decrease) in
  net assets.................  (40,773)     8,567    (74,134)    57,610
Net assets at beginning
  of year....................  203,420    194,853    367,967    310,357
                               --------    -------    -------    -------
Net assets at end of year.... $162,647    203,420    293,833    367,967
                               ========    =======    =======    =======
Change in units (note 5):
   Units purchased...........       80        126      1,074      3,469
   Units redeemed............     (419)    (1,225)    (4,200)    (4,261)
                               --------    -------    -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (339)    (1,099)    (3,126)      (792)
                               ========    =======    =======    =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                   FRANKLIN INCOME         CAP GROWTH        VIP FOUNDING FUNDS
                                 SECURITIES FUND --     SECURITIES FUND --   ALLOCATION FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                              ------------------------  ----------------   ----------------------
                               ENDED DECEMBER 31,
                              -------------------------------------------------------------------
                                  2011         2010       2011      2010      2011        2010
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   3,825,239    4,739,466   (4,134)   (2,922)   (325,945)     68,767
   Net realized gain
     (loss) on
     investments.............    (932,333)  (1,923,612)  (9,253)   (7,160)    (25,588)   (135,712)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,397,759)   7,258,768   (7,888)   52,594    (216,129)  1,580,847
   Capital gain
     distribution............          --           --       --        --          --       1,482
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     495,147   10,074,622  (21,275)   42,512    (567,662)  1,515,384
                              -----------  -----------  -------   -------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     740,349    1,237,536    1,121       431      26,568     153,669
   Death benefits............      (2,114)    (117,318)      --        --          --          --
   Surrenders................  (7,033,436)  (4,684,624) (35,420)  (20,280)   (776,866)   (801,639)
   Administrative
     expenses................    (319,370)    (309,471)    (372)     (373)   (124,696)   (121,501)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (4,422,413)  (5,025,568)   5,671    50,933    (695,535)   (141,951)
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (11,036,984)  (8,899,445) (29,000)   30,711  (1,570,529)   (911,422)
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets................. (10,541,837)   1,175,177  (50,275)   73,223  (2,138,191)    603,962
Net assets at beginning
  of year.................... 104,205,804  103,030,627  490,725   417,502  19,331,475  18,727,513
                              -----------  -----------  -------   -------  ----------  ----------
Net assets at end of year....  93,663,967  104,205,804  440,450   490,725  17,193,284  19,331,475
                              ===========  ===========  =======   =======  ==========  ==========
Change in units (note 5):
   Units purchased...........     365,138    2,732,170    8,162     6,456      78,478     564,786
   Units redeemed............  (1,332,816)  (3,590,017) (10,863)   (4,047)   (259,083)   (675,394)
                              -----------  -----------  -------   -------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (967,678)    (857,847)  (2,701)    2,409    (180,605)   (110,608)
                              ===========  ===========  =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                     ---------------------------------------------------------------------------------------------------------
                                                 TEMPLETON             TEMPLETON          TEMPLETON
                          MUTUAL SHARES           FOREIGN               FOREIGN          GLOBAL BOND        TEMPLETON GROWTH
                        SECURITIES FUND --    SECURITIES FUND --  SECURITIES FUND --   SECURITIES FUND --  SECURITIES FUND --
                          CLASS 2 SHARES      CLASS 1 SHARES        CLASS 2 SHARES     CLASS 1 SHARES        CLASS 2 SHARES
                     -----------------------  -----------------  --------------------  -----------------  --------------------
                                                           YEAR ENDED DECEMBER 31,
                     ---------------------------------------------------------------------------------------------------------
                         2011        2010      2011      2010       2011       2010     2011      2010       2011       2010
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $    79,349     (28,567)    208       235       2,022      6,407   2,777       410      (7,328)    (7,758)
 Net realized
   gain (loss)
   on
   investments......     165,020     655,154    (126)   (1,909)    (21,571)  (306,765)    169     3,772     (30,116)   (27,133)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...    (518,957)    344,054  (4,873)    3,751    (330,669)   420,898  (4,577)    4,716    (153,813)   153,068
 Capital gain
   distribution.....          --          --      --        --          --         --     360       222          --         --
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    (274,588)    970,641  (4,791)    2,077    (350,218)   120,540  (1,271)    9,120    (191,257)   118,177
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
From capital
 transactions
 (note 4):
 Net premiums.......      83,336     647,336      --        --       4,446      1,590      --        --       7,055     86,648
 Death benefits.....     (22,960)    (30,084)     --        --     (18,994)   (21,520)     --        --     (11,582)   (15,678)
 Surrenders.........    (821,427)   (554,873) (1,128)   (7,215)   (169,202)  (175,460)   (129)   (5,001)   (216,027)  (105,264)

   Administrative
   expenses.........     (53,729)    (56,942)    (57)      (51)     (1,586)    (1,609)    (51)      (50)     (7,615)    (6,424)
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (252,825) (2,890,780)  1,730       983     (26,717)  (635,140)  1,502     1,037     (26,497)  (408,683)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (1,067,605) (2,885,343)    545    (6,283)   (212,053)  (832,139)  1,322    (4,014)   (254,666)  (449,401)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets.........  (1,342,193) (1,914,702) (4,246)   (4,206)   (562,271)  (711,599)     51     5,106    (445,923)  (331,224)
Net assets at
 beginning of
 year...............  11,872,047  13,786,749  41,071    45,277   3,074,983  3,786,582  63,269    58,163   2,688,567  3,019,791
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Net assets at
 end of year........ $10,529,854  11,872,047  36,825    41,071   2,512,712  3,074,983  63,320    63,269   2,242,644  2,688,567
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========
Change in
 units (note
 5):
 Units
   purchased........      98,305   1,040,957     155       170      17,014    291,900     101     1,823      26,110    297,391
 Units redeemed.....    (197,824) (1,398,558)   (107)     (741)    (28,677)  (381,060)    (20)   (1,975)    (53,754)  (357,812)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........     (99,519)   (357,601)     48      (571)    (11,663)   (89,160)     81      (152)    (27,644)   (60,421)
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------------------------
                                    CORE VALUE                              INTERNATIONAL
                                  EQUITY FUND --        INCOME FUND --      EQUITY FUND --  MID-CAP EQUITY FUND --
                                  CLASS 1 SHARES        CLASS 1 SHARES      CLASS 1 SHARES     CLASS 1 SHARES
                              ---------------------  --------------------  ---------------  --------------------
                                                                         YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010       2011       2010      2011    2010      2011        2010
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (9,295)    (4,114)    44,672     33,090     (458)   (378)   (35,648)    (33,798)
   Net realized gain
     (loss) on
     investments.............      6,706    (56,313)   (11,833)   (26,783) (13,799) (2,999)    51,766     (25,981)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (29,903)   181,582     71,753    119,403    1,728   6,085   (407,811)    642,920
   Capital gain
     distribution............         --         --         --         --       --      --    157,640          --
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (32,492)   121,155    104,592    125,710  (12,529)  2,708   (234,053)    583,141
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,412     31,077     15,685      5,337       --      --     10,114       1,629
   Death benefits............         --     22,909         --      2,749       --      --         --      30,121
   Surrenders................   (188,163)  (298,457)  (288,558)  (281,679)  (5,718)   (329)  (339,074)   (535,042)
   Administrative
     expenses................     (2,975)    (2,695)    (4,500)    (4,671)     (39)    (59)    (3,446)     (3,555)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (75,745)   (62,298)   (74,015)    (4,142)   5,093   3,947    (54,006)   (183,146)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (262,471)  (309,464)  (351,388)  (282,406)    (664)  3,559   (386,412)   (689,993)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets.................   (294,963)  (188,309)  (246,796)  (156,696) (13,193)  6,267   (620,465)   (106,852)
Net assets at beginning
  of year....................  1,368,417  1,556,726  2,053,996  2,210,692   68,636  62,369  2,700,354   2,807,206
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Net assets at end of year.... $1,073,454  1,368,417  1,807,200  2,053,996   55,443  68,636  2,079,889   2,700,354
                              ==========  =========  =========  =========  =======  ======  =========   =========
Change in units (note 5):
   Units purchased...........      3,014     13,773      8,650     17,004    1,266     565      7,874     104,101
   Units redeemed............    (25,283)   (42,673)   (36,583)   (39,890)  (1,344)   (206)   (30,649)   (152,238)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (22,269)   (28,900)   (27,933)   (22,886)     (78)    359    (22,775)    (48,137)
                              ==========  =========  =========  =========  =======  ======  =========   =========

                              ------------------------


                                  MONEY MARKET FUND
                              ------------------------

                              ------------------------
                                  2011         2010
                              -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (213,300)    (349,842)
   Net realized gain
     (loss) on
     investments.............          --           --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........          --           (2)
   Capital gain
     distribution............          --           --
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (213,300)    (349,844)
                              -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............     418,074    1,711,593
   Death benefits............ (13,949,135)  (9,671,114)
   Surrenders................  (6,763,701)  (6,898,633)
   Administrative
     expenses................     (25,777)     (59,217)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  15,588,032    4,868,168
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (4,732,507) (10,049,203)
                              -----------  -----------
Increase (decrease) in
  net assets.................  (4,945,807) (10,399,047)
Net assets at beginning
  of year....................  17,513,670   27,912,717
                              -----------  -----------
Net assets at end of year....  12,567,863   17,513,670
                              ===========  ===========
Change in units (note 5):
   Units purchased...........  13,201,315   13,406,764
   Units redeemed............ (16,766,929) (19,429,398)
                              -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,565,614)  (6,022,634)
                              ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------
                                 PREMIER GROWTH          REAL ESTATE                                    SMALL-CAP
                                 EQUITY FUND --      SECURITIES FUND --         S&P 500(R)           EQUITY FUND --
                                 CLASS 1 SHARES        CLASS 1 SHARES           INDEX FUND           CLASS 1 SHARES
                             ---------------------  --------------------  ----------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                2011        2010       2011       2010       2011        2010        2011       2010
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (13,538)   (14,312)   (18,765)    11,193      11,125      27,776    (40,752)   (37,517)
 Net realized gain
   (loss) on investments....     13,193     (4,985)   176,787    172,408     306,429    (215,054)    48,894   (138,572)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (6,342)   119,308    244,888    691,916    (290,286)  2,061,462     44,079    789,421
 Capital gain
   distribution.............         --         --         --         --          --          --         --         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     (6,687)   100,011    402,910    875,517      27,268   1,874,184     52,221    613,332
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        355      1,919     34,852    164,763      31,878      90,354     18,069     15,422
 Death benefits.............      3,774         --     (2,199)    (3,871)   (253,079)    (68,939)        --      6,521
 Surrenders.................   (158,274)  (177,035)  (493,628)  (312,169) (3,887,443) (2,912,848)  (291,591)  (510,095)
 Administrative expenses....       (994)      (626)   (19,389)   (14,025)    (23,215)    (21,853)    (2,619)    (2,394)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (31,122)    11,567   (312,586)  (476,077)    104,679     279,741   (171,984)  (115,728)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (186,261)  (164,175)  (792,950)  (641,379) (4,027,180) (2,633,545)  (448,125)  (606,274)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   (192,948)   (64,164)  (390,040)   234,138  (3,999,912)   (759,361)  (395,904)     7,058
Net assets at beginning
 of year....................  1,020,072  1,084,236  4,864,858  4,630,720  15,920,743  16,680,104  2,808,752  2,801,694
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $  827,124  1,020,072  4,474,818  4,864,858  11,920,831  15,920,743  2,412,848  2,808,752
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      1,182      2,373     45,250    423,635     105,968     336,662      5,421     21,618
 Units redeemed.............    (18,974)   (18,680)   (97,505)  (501,776)   (490,818)   (616,843)   (34,929)   (69,192)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (17,792)   (16,307)   (52,255)   (78,141)   (384,850)   (280,181)   (29,508)   (47,574)
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             -----------------------

                              TOTAL RETURN FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      1,685     (39,396)
 Net realized gain
   (loss) on investments....     44,511    (165,583)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (755,448)  1,474,319
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (709,252)  1,269,340
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    478,658     538,182
 Death benefits.............      2,237     (27,237)
 Surrenders................. (1,902,416) (1,164,768)
 Administrative expenses....    (14,167)    (15,721)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (260,698)   (351,582)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,696,386) (1,021,126)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,405,638)    248,214
Net assets at beginning
 of year.................... 17,060,190  16,811,976
                             ----------  ----------
Net assets at end of year... 14,654,552  17,060,190
                             ==========  ==========
Change in units (note 5):
 Units purchased............     76,350     194,023
 Units redeemed.............   (212,319)   (277,547)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (135,969)    (83,524)
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GE INVESTMENTS FUNDS, INC. (CONTINUED)              GENWORTH VARIABLE INSURANCE TRUST
                            ---------------------------------------             ----------------------------------

                                                                                 GENWORTH CALAMOS    GENWORTH DAVIS NY
                                 TOTAL RETURN FUND --     U.S. EQUITY FUND --     GROWTH FUND --      VENTURE FUND --
                                    CLASS 3 SHARES          CLASS 1 SHARES        SERVICE SHARES      SERVICE SHARES
                              -------------------------  --------------------  --------------------  ----------------
                                                                          YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                  2011          2010        2011       2010       2011       2010      2011     2010
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (581,854)    (942,788)    (7,616)    (6,798)    (6,004)   (54,802)  (5,481)  (7,825)
   Net realized gain
     (loss) on
     investments.............     (641,192)  (1,735,816)       832    (28,609)   157,103    164,122   25,853   20,986
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (4,597,273)  11,187,390    (29,172)   121,694   (594,563)   584,849  (51,491)  42,108
   Capital gain
     distribution............           --           --         --         --    240,402      2,612       --       --
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (5,820,319)   8,508,786    (35,956)    86,287   (203,062)   696,781  (31,119)  55,269
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    1,178,978    3,182,541      9,984      9,984     27,449    159,342       --   13,322
   Death benefits............           --           --         --     19,317     (2,018)    (3,922)      --       --
   Surrenders................   (6,524,150)  (4,783,382)  (216,279)  (222,709)  (144,853)  (154,882)  (9,739) (19,746)
   Administrative
     expenses................     (521,436)    (510,251)    (2,366)    (2,103)   (18,519)   (26,261)  (4,933)  (4,150)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (2,788,308)  (3,555,685)     3,519     (2,415)    37,955  1,951,142   74,361   70,116
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (8,654,916)  (5,666,777)  (205,142)  (197,926)   (99,986) 1,925,419   59,689   59,542
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................  (14,475,235)   2,842,009   (241,098)  (111,639)  (303,048) 2,622,200   28,570  114,811
Net assets at beginning
  of year....................  123,798,812  120,956,803  1,070,297  1,181,936  2,675,138     52,938  559,439  444,628
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year.... $109,323,577  123,798,812    829,199  1,070,297  2,372,090  2,675,138  588,009  559,439
                              ============  ===========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
   Units purchased...........      577,539    3,343,510      3,495      7,762     55,842    989,138   24,836   25,616
   Units redeemed............   (1,471,257)  (3,929,447)   (21,256)   (28,010)   (62,355)  (765,566) (18,064) (18,295)
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (893,718)    (585,937)   (17,761)   (20,248)    (6,513)   223,572    6,772    7,321
                              ============  ===========  =========  =========  =========  =========  =======  =======

                               GENWORTH EATON VANCE
                              LARGE CAP VALUE FUND --
                                  SERVICE SHARES
                              ---------------------

                              ----------------------
                                 2011        2010
                              ---------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (26,882)     (74,577)
   Net realized gain
     (loss) on
     investments.............   126,404      799,171
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (670,489)    (633,314)
   Capital gain
     distribution............   112,527      308,043
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........  (458,440)     399,323
                              ---------   ----------
From capital
  transactions (note 4):
   Net premiums..............    73,599      643,223
   Death benefits............    (5,643)     (11,417)
   Surrenders................  (492,173)    (311,633)
   Administrative
     expenses................   (50,368)     (51,559)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   190,228   (3,675,006)
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (284,357)  (3,406,392)
                              ---------   ----------
Increase (decrease) in
  net assets.................  (742,797)  (3,007,069)
Net assets at beginning
  of year.................... 7,588,903   10,595,972
                              ---------   ----------
Net assets at end of year.... 6,846,106    7,588,903
                              =========   ==========
Change in units (note 5):
   Units purchased...........   123,043      804,627
   Units redeemed............  (152,314)  (1,211,654)
                              ---------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (29,271)    (407,027)
                              =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------

                                     GENWORTH             GENWORTH GOLDMAN      GENWORTH LEGG MASON
                              ENHANCED INTERNATIONAL     SACHS ENHANCED CORE   CLEARBRIDGE AGGRESSIVE     GENWORTH PIMCO
                                   INDEX FUND --         BOND INDEX FUND --        GROWTH FUND --       STOCKSPLUS FUND --
                                  SERVICE SHARES           SERVICE SHARES          SERVICE SHARES         SERVICE SHARES
                             ------------------------  ----------------------  ---------------------  ----------------------
                                          PERIOD FROM
                              YEAR ENDED  APRIL 30 TO                                     YEAR ENDED DECEMBER 31,
                             DECEMBER 31, DECEMBER 31, ----------------------------------------------------------------------
                                 2011         2010        2011        2010        2011       2010        2011        2010
                             ------------ ------------ ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $     789       (4,624)      51,011     939,454    (98,659)     30,221   1,096,553   1,663,293
 Net realized gain
   (loss) on investments....      5,574     (459,518)      30,744     369,815    170,230   2,344,587     426,829   1,030,010
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (87,564)      47,797      994,385  (1,020,973)  (393,707) (2,423,099) (2,359,512)   (363,121)
 Capital gain
   distribution.............         --           --           --     304,937    419,185   1,313,858   1,062,501   1,723,226
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (81,201)    (416,345)   1,076,140     593,233     97,049   1,265,567     226,371   4,053,408
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --       36,547      260,903   1,025,737     68,496     694,795     273,984   1,397,757
 Death benefits.............         --           --      (22,924)    (37,322)    (5,958)    (11,646)    (23,397)    (46,100)
 Surrenders.................   (119,833)     (74,673)  (1,361,931)   (942,841)  (343,019)   (319,274) (1,379,219) (1,082,673)
 Administrative expenses....     (2,973)     (11,577)    (157,885)   (136,211)   (44,965)    (46,287)   (180,270)   (162,083)
 Transfers between
   subaccounts
   (including fixed
   account), net............     15,244    1,109,178   (1,681,969) 12,648,662   (478,698) (6,724,350) (1,536,059)  6,575,689
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (107,562)   1,059,475   (2,963,806) 12,558,025   (804,144) (6,406,762) (2,844,961)  6,682,590
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (188,763)     643,130   (1,887,666) 13,151,258   (707,095) (5,141,195) (2,618,590) 10,735,998
Net assets at beginning
 of year....................    643,130            -   23,492,307  10,341,049  6,916,568  12,057,763  27,072,374  16,336,376
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year...  $ 454,367      643,130   21,604,641  23,492,307  6,209,473   6,916,568  24,453,784  27,072,374
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      8,450      975,174      389,555   2,442,328     80,498     800,128     243,019   2,419,373
 Units redeemed.............    (18,662)    (916,280)    (634,591) (1,344,875)  (140,622) (1,451,863)   (466,724) (1,733,727)
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,212)      58,894     (245,036)  1,097,453    (60,124)   (651,735)   (223,705)    685,646
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========

                             ----------------------
                                    GENWORTH
                               PYRAMIS(R) SMALL/
                                    MID CAP
                                  CORE FUND --
                                 SERVICE SHARES
                             ---------------------


                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    342,441     62,744
 Net realized gain
   (loss) on investments....    318,242    595,087
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,998,654)   552,549
 Capital gain
   distribution.............    845,278    230,440
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (492,693) 1,440,820
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     68,496    331,636
 Death benefits.............     (5,655)   (11,590)
 Surrenders.................   (443,226)  (274,528)
 Administrative expenses....    (44,963)   (40,984)
 Transfers between
   subaccounts
   (including fixed
   account), net............    137,891  1,654,233
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (287,457) 1,658,767
                             ----------  ---------
Increase (decrease) in
 net assets.................   (780,150) 3,099,587
Net assets at beginning
 of year....................  6,914,413  3,814,826
                             ----------  ---------
Net assets at end of year...  6,134,263  6,914,413
                             ==========  =========
Change in units (note 5):
 Units purchased............    169,374    822,227
 Units redeemed.............   (185,923)  (603,925)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (16,549)   218,302
                             ==========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS VARIABLE INSURANCE TRUST                     JPMORGAN INSURANCE TRUST
                              ---------------------------------------  -------------------------------------------
                               GOLDMAN SACHS                            JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                 LARGE CAP                                TRUST CORE BOND     TRUST EQUITY INDEX
                               VALUE FUND --          GOLDMAN SACHS        PORTFOLIO --          PORTFOLIO --
                              INSTITUTIONAL SHARES MID CAP VALUE FUND         CLASS 1               CLASS 1
                              -------------------  ------------------  --------------------  --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011      2010       2011      2010       2011       2010       2011       2010
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (138)     (537)     (6,539)   (6,486)   222,505    126,827     (2,339)     7,317
   Net realized gain
     (loss) on
     investments.............    (151)   (1,999)     (6,374)  (11,722)    69,388    159,583     31,832     81,364
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (7,019)   10,346     (48,161)  193,448     21,866     91,615    (28,217)   186,456
   Capital gain
     distribution............      --        --          --        --         --         --         --         --
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  (7,308)    7,810     (61,074)  175,240    313,759    378,025      1,276    275,137
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      --        --       1,925     2,300     11,269     20,084      4,838      1,698
   Death benefits............      --    (2,778)         --   (12,587)  (101,300)   (79,035)   (47,141)   (47,538)
   Surrenders................  (1,782)   (6,529)    (65,743) (135,378)  (478,790)  (314,505)  (101,051)   (87,648)
   Administrative
     expenses................     (36)      (59)       (617)     (559)    (4,099)    (4,537)    (1,240)    (1,122)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      --       (37)    (80,021)   44,581   (246,510) 1,505,329    (37,639) 1,124,448
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,818)   (9,403)   (144,456) (101,643)  (819,430) 1,127,336   (182,233)   989,838
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (9,126)   (1,593)   (205,530)   73,597   (505,671) 1,505,361   (180,957) 1,264,975
Net assets at beginning
  of year....................  90,269    91,862     872,942   799,345  5,797,546  4,292,185  1,956,193    691,218
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Net assets at end of year.... $81,143    90,269     667,412   872,942  5,291,875  5,797,546  1,775,236  1,956,193
                               =======    ======   ========  ========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      --        --       3,886     6,690     69,159    996,473     27,281    795,965
   Units redeemed............    (162)     (976)    (14,548)  (11,751)  (132,998)  (898,468)   (46,908)  (668,384)
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (162)     (976)    (10,662)   (5,061)   (63,839)    98,005    (19,627)   127,581
                               =======    ======   ========  ========  =========  =========  =========  =========

                              -------------------
                              JPMORGAN INSURANCE
                              TRUST INTERNATIONAL
                              EQUITY PORTFOLIO --
                                   CLASS 1
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     337    (2,000)
   Net realized gain
     (loss) on
     investments.............   7,602     5,767
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (25,145)     (505)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (17,206)    3,262
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (43,696)  (13,033)
   Administrative
     expenses................     (47)      (50)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     885    11,007
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (42,858)   (2,076)
                              -------   -------
Increase (decrease) in
  net assets................. (60,064)    1,186
Net assets at beginning
  of year.................... 156,315   155,129
                              -------   -------
Net assets at end of year....  96,251   156,315
                              =======   =======
Change in units (note 5):
   Units purchased...........     234     4,617
   Units redeemed............  (3,363)   (5,113)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,129)     (496)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE JPMORGAN INSURANCE   JPMORGAN INSURANCE
                              TRUST INTREPID GROWTH TRUST INTREPID MID   TRUST MID CAP      TRUST MID CAP VALUE
                                 PORTFOLIO --        CAP PORTFOLIO --  GROWTH PORTFOLIO --     PORTFOLIO --
                                    CLASS 1              CLASS 1            CLASS 1               CLASS 1
                              --------------------  -----------------  -----------------   --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2011       2010       2011     2010      2011      2010       2011       2010
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,095)    (4,965)   (5,331)   (2,571)  (9,902)    (9,894)    (3,114)    (6,202)
   Net realized gain
     (loss) on
     investments.............   10,906       (614)   11,332    18,340   33,975     86,640    178,577    136,336
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (3,637)    51,425   (17,269)   76,509  (57,153)    49,381   (166,454)   211,283
   Capital gain
     distribution............       --         --        --        --       --         --         --         --
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,174     45,846   (11,268)   92,278  (33,080)   126,127      9,009    341,417
                              --------   --------   -------  --------  -------   --------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............    1,209        779     1,210       434    1,210        434        900      1,140
   Death benefits............  (11,622)   (21,580)  (11,162)  (12,767) (10,699)   (12,717)    (6,213)     5,967
   Surrenders................  (23,953)   (30,917)  (23,872)  (27,537) (34,331)   (25,142)  (336,484)  (235,403)
   Administrative
     expenses................     (308)      (410)     (373)     (379)    (366)      (350)    (1,696)    (1,599)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (13,214)  (337,905)    1,665    80,769  (16,890)    54,708   (114,801)  (103,493)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,888)  (390,033)  (32,532)   40,520  (61,076)    16,933   (458,294)  (333,388)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets.................  (44,714)  (344,187)  (43,800)  132,798  (94,156)   143,060   (449,285)     8,029
Net assets at beginning
  of year....................  481,414    825,601   536,752   403,954  566,245    423,185  1,800,277  1,792,248
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Net assets at end of year.... $436,700    481,414   492,952   536,752  472,089    566,245  1,350,992  1,800,277
                              ========   ========   =======  ========  =======   ========  =========  =========
Change in units (note 5):
   Units purchased...........    6,847    227,550     9,618   188,844   10,514    172,323      6,034     17,822
   Units redeemed............  (11,354)  (273,923)  (12,446) (182,230) (15,338)  (168,265)   (35,218)   (41,937)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,507)   (46,373)   (2,828)    6,614   (4,824)     4,058    (29,184)   (24,115)
                              ========   ========   =======  ========  =======   ========  =========  =========

                              ----------------
                              JPMORGAN INSURANCE
                               TRUST SMALL CAP
                              CORE PORTFOLIO --
                                   CLASS 1
                              ----------------

                              ----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (4,317)   (4,825)
   Net realized gain
     (loss) on
     investments.............  23,252    15,628
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,220)   55,276
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,285)   66,079
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --     5,267
   Surrenders................ (54,090)  (40,481)
   Administrative
     expenses................    (214)     (211)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  10,823    27,082
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (43,481)   (8,343)
                              -------   -------
Increase (decrease) in
  net assets................. (58,766)   57,736
Net assets at beginning
  of year.................... 325,398   267,662
                              -------   -------
Net assets at end of year.... 266,632   325,398
                              =======   =======
Change in units (note 5):
   Units purchased...........   1,382     4,257
   Units redeemed............  (3,911)   (4,845)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,529)     (588)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                JPMORGAN INSURANCE
                                TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                              ---------------------  -------------------------------------------------------------------
                                JPMORGAN INSURANCE
                                TRUST U.S. EQUITY                                                       ENTERPRISE
                                   PORTFOLIO --      BALANCED PORTFOLIO --  BALANCED PORTFOLIO --      PORTFOLIO --
                                     CLASS 1         INSTITUTIONAL SHARES      SERVICE SHARES      INSTITUTIONAL SHARES
                              ---------------------  --------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------------
                                 2011        2010       2011       2010       2011        2010        2011       2010
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (13,888)   (18,306)    15,786     21,298      80,518     108,014    (12,392)   (14,205)
   Net realized gain
     (loss) on
     investments.............     29,868    106,924     33,968     46,659     141,761     218,389    (16,675)  (103,601)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (89,128)   192,313   (106,219)    41,644  (1,005,012)    519,793     14,661    338,911
   Capital gain
     distribution............         --         --     66,636         --     711,936          --         --         --
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (73,148)   280,931     10,171    109,601     (70,797)    846,196    (14,406)   221,105
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      4,838      1,708        360         --     262,777     882,096        445        365
   Death benefits............    (46,648)   (48,383)   (13,610)   (35,581)    (13,374)      2,948        134    (11,308)
   Surrenders................   (106,902)   (95,857)  (187,329)  (426,580)   (985,514)   (844,329)  (295,055)  (268,816)
   Administrative
     expenses................     (1,419)    (1,321)    (1,184)    (1,353)    (75,915)    (65,222)    (1,079)    (1,248)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     20,325    909,898    (52,227)     5,449     167,175     560,810    (21,663)   (20,564)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (129,806)   766,045   (253,990)  (458,065)   (644,851)    536,303   (317,218)  (301,571)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (202,954) 1,046,976   (243,819)  (348,464)   (715,648)  1,382,499   (331,624)   (80,466)
Net assets at beginning
  of year....................  2,154,923  1,107,947  1,479,676  1,828,140  14,834,045  13,451,546  1,048,471  1,128,937
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $1,951,969  2,154,923  1,235,857  1,479,676  14,118,397  14,834,045    716,847  1,048,471
                              ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     27,670    687,435        590        438      96,997     357,249        237      5,355
   Units redeemed............    (40,169)  (600,808)   (13,166)   (24,620)   (144,371)   (292,141)   (18,507)   (26,060)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (12,499)    86,627    (12,576)   (24,182)    (47,374)     65,108    (18,270)   (20,705)
                              ==========  =========  =========  =========  ==========  ==========  =========  =========


                              -----------------

                                 ENTERPRISE
                                PORTFOLIO --
                               SERVICE SHARES
                              ----------------

                              -----------------
                                2011     2010
                              -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,870)  (2,220)
   Net realized gain
     (loss) on
     investments.............  36,475    4,298
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,824)  30,391
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    (219)  32,469
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     168      168
   Death benefits............   1,075       --
   Surrenders................ (73,422)  (7,040)
   Administrative
     expenses................     (19)     (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (565)   6,871
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (72,763)     (22)
                              -------  -------
Increase (decrease) in
  net assets................. (72,982)  32,447
Net assets at beginning
  of year.................... 165,837  133,390
                              -------  -------
Net assets at end of year....  92,855  165,837
                              =======  =======
Change in units (note 5):
   Units purchased...........     690      693
   Units redeemed............  (5,083)    (727)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,393)     (34)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 JANUS ASPEN SERIES (CONTINUED)
                              ------------------------------------------------------------------------------------
                                FLEXIBLE BOND                                                    GLOBAL TECHNOLOGY
                                 PORTFOLIO --       FORTY PORTFOLIO --     FORTY PORTFOLIO --      PORTFOLIO --
                              INSTITUTIONAL SHARES INSTITUTIONAL SHARES      SERVICE SHARES       SERVICE SHARES
                              -------------------  --------------------  ----------------------  ---------------
                                                                    YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010       2011       2010       2011        2010      2011      2010
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,254     4,623     (11,169)   (15,643)   (116,917)   (130,101)   (174)     (294)
   Net realized gain
     (loss) on
     investments.............      664     5,147      85,471     69,268     192,565     481,652   1,149     3,876
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (2,823)   (2,782)   (152,973)     8,740    (765,312)   (359,496) (1,910)      293
   Capital gain
     distribution............    1,474       345          --         --          --          --      --        --
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,569     7,333     (78,671)    62,365    (689,664)     (7,945)   (935)    3,875
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --          90         --      75,824     801,175      --        --
   Death benefits............       --        --          --    (13,853)     (2,109)     (7,683)     --        --
   Surrenders................  (15,243)  (67,056)   (394,394)  (282,789) (1,326,416)   (401,912) (2,272)  (10,818)
   Administrative
     expenses................      (45)      (43)       (824)    (1,081)    (48,898)    (52,408)    (14)      (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      347     1,690     (18,425)   (20,836)    926,544  (6,000,519)    896     3,869
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (14,941)  (65,409)   (413,553)  (318,559)   (375,055) (5,661,347) (1,390)   (6,970)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets.................  (11,372)  (58,076)   (492,224)  (256,194) (1,064,719) (5,669,292) (2,325)   (3,095)
Net assets at beginning
  of year....................   74,993   133,069   1,334,632  1,590,826   8,527,351  14,196,643  12,360    15,455
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Net assets at end of year.... $ 63,621    74,993     842,408  1,334,632   7,462,632   8,527,351  10,035    12,360
                              ========   =======   =========  =========  ==========  ==========  ======   =======
Change in units (note 5):
   Units purchased...........       19        95         460      5,023     198,669     885,198     120       412
   Units redeemed............     (822)   (3,777)    (23,270)   (23,524)   (225,621) (1,546,230)   (249)     (971)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (803)   (3,682)    (22,810)   (18,501)    (26,952)   (661,032)   (129)     (559)
                              ========   =======   =========  =========  ==========  ==========  ======   =======

                              -------------------

                              JANUS PORTFOLIO --
                              INSTITUTIONAL SHARES
                              -------------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (4,778)   (2,082)
   Net realized gain
     (loss) on
     investments.............  (31,212)  (17,064)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    8,086    98,255
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (27,904)   79,109
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      355       365
   Death benefits............       89    (9,004)
   Surrenders................ (242,986)  (56,636)
   Administrative
     expenses................     (441)     (554)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,104)     (275)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (252,087)  (66,104)
                              --------   -------
Increase (decrease) in
  net assets................. (279,991)   13,005
Net assets at beginning
  of year....................  670,642   657,637
                              --------   -------
Net assets at end of year....  390,651   670,642
                              ========   =======
Change in units (note 5):
   Units purchased...........      376        61
   Units redeemed............  (23,077)   (6,536)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (22,701)   (6,475)
                              ========   =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               JANUS ASPEN SERIES (CONTINUED)
                              -------------------------------------------------------------------------------------
                              JANUS PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- WORLDWIDE PORTFOLIO --
                               SERVICE SHARES    INSTITUTIONAL SHARES     SERVICE SHARES     INSTITUTIONAL SHARES
                              ----------------   --------------------  --------------------  ---------------------
                                                                   YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                2011      2010     2011       2010        2011       2010      2011        2010
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (984)   (1,151)   (5,062)    (6,632)     (8,826)    (9,254)   (5,203)     (5,929)
   Net realized gain
     (loss) on
     investments.............     711     1,216     7,695    172,216     123,462     22,904   (55,558)    (68,049)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (6,017)    9,632  (212,073)    20,496    (392,239)   184,009   (17,293)    171,511
   Capital gain
     distribution............      --        --     5,267         --       7,148         --        --          --
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  (6,290)    9,697  (204,173)   186,080    (270,455)   197,659   (78,054)     97,533
                              -------   -------  --------   --------   ---------  ---------   --------   --------
From capital
  transactions (note 4):
   Net premiums..............      --        --        --         --          --         --       445         365
   Death benefits............      --        --   (17,386)        --          --         --        40        (640)
   Surrenders................  (1,700)   (3,323)  (96,541)  (392,912)   (233,755)   (32,515) (205,262)   (117,399)
   Administrative
     expenses................     (19)      (20)     (500)      (635)       (255)      (461)     (449)       (510)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      82   (25,360)    3,515    (42,474)       (373)    (4,061)  (13,887)    (38,003)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,637)  (28,703) (110,912)  (436,021)   (234,383)   (37,037) (219,113)   (156,187)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets.................  (7,927)  (19,006) (315,085)  (249,941)   (504,838)   160,622  (297,167)    (58,654)
Net assets at beginning
  of year....................  91,659   110,665   670,396    920,337   1,034,133    873,511   726,385     785,039
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Net assets at end of year.... $83,732    91,659   355,311    670,396     529,295  1,034,133   429,218     726,385
                              =======   =======  ========   ========   =========  =========   ========   ========
Change in units (note 5):
   Units purchased...........       9     1,659       613      9,160          --         83       433       2,952
   Units redeemed............    (193)   (4,797)   (5,305)   (24,895)    (10,006)    (1,657)  (21,440)    (19,082)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (184)   (3,138)   (4,692)   (15,735)    (10,006)    (1,574)  (21,007)    (16,130)
                              =======   =======  ========   ========   =========  =========   ========   ========

                              ---------------------
                              WORLDWIDE PORTFOLIO --
                               SERVICE SHARES
                              ---------------------

                              ---------------------
                                2011        2010
                               -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,268)     (2,833)
   Net realized gain
     (loss) on
     investments.............   8,833       4,357
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (36,221)     29,303
   Capital gain
     distribution............      --          --
                               -------     -------
       Increase
         (decrease) in
         net assets from
         operations.......... (29,656)     30,827
                               -------     -------
From capital
  transactions (note 4):
   Net premiums..............     168         168
   Death benefits............      --          --
   Surrenders................ (53,788)    (61,864)
   Administrative
     expenses................     (45)        (55)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   3,723     (12,667)
                               -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (49,942)    (74,418)
                               -------     -------
Increase (decrease) in
  net assets................. (79,598)    (43,591)
Net assets at beginning
  of year.................... 248,617     292,208
                               -------     -------
Net assets at end of year.... 169,019     248,617
                               =======     =======
Change in units (note 5):
   Units purchased...........     779         686
   Units redeemed............  (5,741)     (9,711)
                               -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,962)     (9,025)
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              ---------------------------------------------------------------------------------------
                                                                                         LEGG MASON
                                                     LEGG MASON        LEGG MASON        CLEARBRIDGE      LEGG MASON
                                  LEGG MASON        CLEARBRIDGE       CLEARBRIDGE         VARIABLE        CLEARBRIDGE
                                 CLEARBRIDGE      VARIABLE EQUITY   VARIABLE EQUITY      FUNDAMENTAL    VARIABLE LARGE
                              VARIABLE AGGRESSIVE  INCOME BUILDER    INCOME BUILDER     ALL CAP VALUE      CAP VALUE
                              GROWTH PORTFOLIO --   PORTFOLIO --      PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                   CLASS II           CLASS I           CLASS II           CLASS I          CLASS I
                              -----------------   ---------------  -----------------  ----------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------
                                2011       2010    2011     2010     2011     2010      2011     2010    2011    2010
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(10,370)   (9,995)    103       56    6,084    10,216   (1,095)     351     282     566
   Net realized gain
     (loss) on
     investments.............   16,712     6,296    (480) (22,903) (16,778)   (1,872)  (8,443) (26,739)    238    (160)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (512)  141,050     752   27,298   41,471    45,997  (11,921)  77,356     809   2,492
   Capital gain
     distribution............       --        --      --       --       --        --       --       --      --      --
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,830   137,351     375    4,451   30,777    54,341  (21,459)  50,968   1,329   2,898
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
From capital
  transactions (note 4):
   Net premiums..............    5,113     4,971      --       --       --        --   19,210    3,804      --      --
   Death benefits............       --        --      --   (2,591)      --        --       --       --      --      --
   Surrenders................  (39,393)  (76,468) (1,146) (53,868) (30,236)  (12,271) (90,544) (62,140) (4,543) (4,600)
   Administrative
     expenses................   (1,043)     (985)     (5)      (9)    (527)     (383)    (395)    (486)    (44)    (41)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (45,424)    9,763    (186)     118  (44,490)  (13,649)   4,016   (7,942)     (1)      5
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (80,747)  (62,719) (1,337) (56,350) (75,253)  (26,303) (67,713) (66,764) (4,588) (4,636)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets.................  (74,917)   74,632    (962) (51,899) (44,476)   28,038  (89,172) (15,796) (3,259) (1,738)
Net assets at beginning
  of year....................  696,776   622,144   6,673   58,572  598,793   570,755  380,273  396,069  37,767  39,505
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Net assets at end of year.... $621,859   696,776   5,711    6,673  554,317   598,793  291,101  380,273  34,508  37,767
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======
Change in units (note 5):
   Units purchased...........      565     2,151      --       28    1,130   235,259    4,043    3,817      --      --
   Units redeemed............   (5,950)   (6,908)   (152)  (6,783)  (9,956) (238,686) (11,521) (12,418)   (346)   (381)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,385)   (4,757)   (152)  (6,755)  (8,826)   (3,427)  (7,478)  (8,601)   (346)   (381)
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 LEGG MASON
                              PARTNERS VARIABLE
                                INCOME TRUST                              MFS(R) VARIABLE INSURANCE TRUST
                              ----------------   -------------------------------------------------------------------
                                 LEGG MASON
                                WESTERN ASSET
                              VARIABLE STRATEGIC MFS(R) INVESTORS GROWTH MFS(R) INVESTORS TRUST MFS(R) NEW DISCOVERY
                              BOND PORTFOLIO --  STOCK SERIES -- SERVICE   SERIES -- SERVICE    SERIES -- SERVICE
                                   CLASS I           CLASS SHARES            CLASS SHARES          CLASS SHARES
                              ----------------   ----------------------  --------------------   -------------------
                                                                    YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2011      2010      2011        2010        2011        2010      2011       2010
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   964       486    (17,181)    (17,564)     (9,281)     (6,356)  (10,946)  (12,487)
   Net realized gain
     (loss) on
     investments.............     (13)     (569)    65,935      19,117      43,436      16,229    81,105    20,740
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   1,442     6,419    (59,878)    131,512     (69,731)     91,290  (221,723)  231,340
   Capital gain
     distribution............      --        --         --          --          --          --    83,955        --
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,393     6,336    (11,124)    133,065     (35,576)    101,163   (67,609)  239,593
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --      1,817         300       3,805       2,297        --        --
   Death benefits............      --        --         --      (2,027)         --     (43,213)      904        --
   Surrenders................  (1,150)  (23,481)  (216,127)   (110,732)   (272,985)   (208,929) (309,611)  (83,592)
   Administrative
     expenses................     (41)      (44)    (1,139)     (1,149)     (1,724)     (1,808)     (310)     (461)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (79)      160   (127,471)    (54,134)    (81,931)    (45,288)  (81,116)   11,711
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,270)  (23,365)  (342,920)   (167,742)   (352,835)   (296,941) (390,133)  (72,342)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets.................   1,123   (17,029)  (354,044)    (34,677)   (388,411)   (195,778) (457,742)  167,251
Net assets at beginning
  of year....................  44,625    61,654  1,421,176   1,455,853   1,273,480   1,469,258   935,191   767,940
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Net assets at end of year.... $45,748    44,625  1,067,132   1,421,176     885,069   1,273,480   477,449   935,191
                              =======   =======  =========   =========   =========   =========  ========   =======
Change in units (note 5):
   Units purchased...........      33        38      2,019      18,719       1,391       9,063     3,035    10,953
   Units redeemed............    (109)   (1,496)   (37,859)    (37,758)    (33,611)    (39,115)  (31,902)  (17,624)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (76)   (1,458)   (35,840)    (19,039)    (32,220)    (30,052)  (28,867)   (6,671)
                              =======   =======  =========   =========   =========   =========  ========   =======



                              ------------------


                               MFS(R) STRATEGIC
                               INCOME SERIES --
                              SERVICE CLASS SHARES
                              ------------------

                              -----------------
                                2011       2010
                              --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   19,518     16,193
   Net realized gain
     (loss) on
     investments.............    2,640     14,478
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,714)    13,571
   Capital gain
     distribution............       --         --
                              --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   15,444     44,242
                              --------   --------
From capital
  transactions (note 4):
   Net premiums..............       --         20
   Death benefits............       --     (1,520)
   Surrenders................ (172,600)   (45,951)
   Administrative
     expenses................     (606)      (595)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (32,677)  (333,712)
                              --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (205,883)  (381,758)
                              --------   --------
Increase (decrease) in
  net assets................. (190,439)  (337,516)
Net assets at beginning
  of year....................  562,925    900,441
                              --------   --------
Net assets at end of year....  372,486    562,925
                              ========   ========
Change in units (note 5):
   Units purchased...........      996     18,057
   Units redeemed............  (15,009)   (51,324)
                              --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (14,013)   (33,267)
                              ========   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                     --------------------------------------------             -----------------------------------

                                                                                          OPPENHEIMER           OPPENHEIMER
                              MFS(R) TOTAL RETURN SERIES -- MFS(R) UTILITIES SERIES -- BALANCED FUND/VA --  BALANCED FUND/VA --
                                SERVICE CLASS SHARES        SERVICE CLASS SHARES       NON-SERVICE SHARES     SERVICE SHARES
                              ----------------------------  -------------------------  ------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------------------
                                  2011           2010          2011          2010        2011      2010       2011       2010
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    63,287         92,182       52,576        57,017      2,656         8       9,253    (50,939)
   Net realized gain
     (loss) on
     investments.............       5,053       (226,474)      96,718        (8,344)   (11,201)  (17,435)   (163,891)  (292,893)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (109,133)     1,125,056       41,775       367,159      7,452    48,083      58,079  1,013,290
   Capital gain
     distribution............          --             --           --            --         --        --          --         --
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (40,793)       990,764      191,069       415,832     (1,093)   30,656     (96,559)   669,458
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      79,894        398,208       13,733       152,879        355       365      51,748    132,947
   Death benefits............      (7,857)            --      (12,517)           --         80    (1,889)         --         --
   Surrenders................  (1,111,662)      (584,831)    (414,312)     (360,929)   (32,338)  (17,736)   (349,660)  (412,959)
   Administrative
     expenses................     (46,954)       (44,365)     (10,997)      (10,389)      (267)     (267)    (23,190)   (21,844)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (224,273)       282,921     (181,657)      (68,820)       (36)  (18,842)   (236,613)  (113,729)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,310,852)        51,933     (605,750)     (287,259)   (32,206)  (38,369)   (557,715)  (415,585)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................  (1,351,645)     1,042,697     (414,681)      128,573    (33,299)   (7,713)   (654,274)   253,873
Net assets at beginning
  of year....................  14,027,033     12,984,336    3,938,446     3,809,873    280,300   288,013   6,819,646  6,565,773
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Net assets at end of year.... $12,675,388     14,027,033    3,523,765     3,938,446    247,001   280,300   6,165,372  6,819,646
                               ===========     ==========    =========     =========   =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........      89,990        698,164        9,684        42,741         50       156      34,639    215,217
   Units redeemed............    (209,619)      (693,235)     (46,209)      (55,990)    (2,744)   (3,598)   (102,177)  (265,376)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (119,629)         4,929      (36,525)      (13,249)    (2,694)   (3,442)    (67,538)   (50,159)
                               ===========     ==========    =========     =========   =======   =======   =========  =========

                                 OPPENHEIMER
                              CAPITAL APPRECIATION
                                 FUND/VA --
                              NON-SERVICE SHARES
                              -------------------

                              --------------------
                                2011       2010
                               -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,449)    (3,040)
   Net realized gain
     (loss) on
     investments.............     888       (910)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (4,265)    22,534
   Capital gain
     distribution............      --         --
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (5,826)    18,584
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............     355        365
   Death benefits............      --    (18,229)
   Surrenders................ (14,255)   (42,629)
   Administrative
     expenses................    (314)      (360)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      44       (968)
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (14,170)   (61,821)
                               -------   -------
Increase (decrease) in
  net assets................. (19,996)   (43,237)
Net assets at beginning
  of year.................... 238,092    281,329
                               -------   -------
Net assets at end of year.... 218,096    238,092
                               =======   =======
Change in units (note 5):
   Units purchased...........      79        112
   Units redeemed............  (1,228)    (5,355)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,149)    (5,243)
                               =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------------------------------
                                   OPPENHEIMER          OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                               CAPITAL APPRECIATION      CORE BOND         GLOBAL SECURITIES       HIGH INCOME
                                    FUND/VA --          FUND/VA --            FUND/VA --           FUND/VA --
                                  SERVICE SHARES     NON-SERVICE SHARES     SERVICE SHARES      NON-SERVICE SHARES
                              ---------------------  ----------------   ----------------------  ----------------
                                                                       YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010      2011      2010      2011        2010       2011      2010
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (41,512)   (47,145)  17,144     1,787     (75,738)    (56,386)   3,858     2,421
   Net realized gain
     (loss) on
     investments.............     60,457    (13,261) (24,198)  (23,386)    508,669     440,116  (11,344)  (13,417)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (96,926)   271,937   30,039    59,740  (1,698,118)  1,485,640    5,743    17,176
   Capital gain
     distribution............         --         --       --        --          --          --       --        --
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (77,981)   211,531   22,985    38,141  (1,265,187)  1,869,370   (1,743)    6,180
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............     11,754     10,750       --        --     103,264     675,126       --        --
   Death benefits............     (4,880)      (756)  (8,727)       --     (10,727)    (13,912)      --        --
   Surrenders................   (408,599)  (282,843) (56,432)  (57,242) (1,389,922)   (980,906)  (4,117)   (5,385)
   Administrative
     expenses................     (3,865)    (3,809)    (211)     (266)    (72,172)    (64,991)     (42)      (49)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (151,365)   (12,166)  (2,201)      443    (147,357)    (77,548)    (446)       16
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (556,955)  (288,824) (67,571)  (57,065) (1,516,914)   (462,231)  (4,605)   (5,418)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (634,936)   (77,293) (44,586)  (18,924) (2,782,101)  1,407,139   (6,348)      762
Net assets at beginning
  of year....................  3,119,133  3,196,426  369,203   388,127  14,902,852  13,495,713   50,309    49,547
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Net assets at end of year.... $2,484,197  3,119,133  324,617   369,203  12,120,751  14,902,852   43,961    50,309
                              ==========  =========  =======   =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      7,733     25,068      261       605     189,506     731,562      260       216
   Units redeemed............    (50,280)   (47,844)  (6,774)   (6,324)   (284,148)   (728,029)  (1,523)   (1,783)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (42,547)   (22,776)  (6,513)   (5,719)    (94,642)      3,533   (1,263)   (1,567)
                              ==========  =========  =======   =======  ==========  ==========  =======   =======

                              ---------------------
                                    OPPENHEIMER
                                    MAIN STREET
                                    FUND/VA --
                                  SERVICE SHARES
                              ----------------------

                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (328,503)   (224,445)
   Net realized gain
     (loss) on
     investments.............  1,071,181   1,227,088
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,289,447)  3,377,702
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (546,769)  4,380,345
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    286,116   1,326,805
   Death benefits............    (29,793)    (56,596)
   Surrenders................ (2,115,061) (1,735,146)
   Administrative
     expenses................   (183,956)   (164,602)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (992,458)  8,756,959
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (3,035,152)  8,127,420
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,581,921) 12,507,765
Net assets at beginning
  of year.................... 31,205,841  18,698,076
                              ----------  ----------
Net assets at end of year.... 27,623,920  31,205,841
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    370,404   3,417,470
   Units redeemed............   (687,282) (2,280,149)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (316,878)  1,137,321
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)              PIMCO VARIABLE INSURANCE TRUST
                           -----------------------------------------------------------    --------------------------------------
                                                                                                                  FOREIGN BOND
                                                                                                                    PORTFOLIO
                           OPPENHEIMER MAIN STREET  OPPENHEIMER SMALL- OPPENHEIMER SMALL-       ALL ASSET         (U.S. DOLLAR
                               SMALL- & MID-CAP     & MID-CAP GROWTH   & MID-CAP GROWTH       PORTFOLIO --         HEDGED) --
                                FUND(R)/VA --          FUND/VA --         FUND/VA --             ADVISOR         ADMINISTRATIVE
                                SERVICE SHARES      NON-SERVICE SHARES  SERVICE SHARES        CLASS SHARES        CLASS SHARES
                           -----------------------  ----------------   ----------------   --------------------  ----------------
                                                                 YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------
                               2011        2010       2011      2010     2011      2010      2011       2010      2011     2010
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income
     (expense)............ $  (224,442)   (166,847)  (3,107)   (3,445)  (3,717)   (3,337)    99,618     85,629      459    2,562
   Net realized
     gain (loss) on
     investments..........     812,189     553,286   (9,018)  (53,649)   7,329    (1,853)     2,654        (78)     540      216
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......  (1,078,447)  3,168,861   14,342   112,230   (3,278)   57,283   (102,963)    89,394    2,780    3,642
   Capital gain
     distribution.........          --          --       --        --       --        --         --         --      950      449
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         operations.......    (490,700)  3,555,300    2,217    55,136      334    52,093       (691)   174,945    4,729    6,869
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
From capital
  transactions
  (note 4):
   Net premiums...........     160,880     242,882       --        --       --        --      2,429      9,065       --       --
   Death benefits.........     (36,735)    (31,130)      --        --       --        --         --         --       --       --
   Surrenders.............  (1,334,340)   (730,723) (34,666)  (71,366) (37,221)   (7,697)  (177,262)  (108,981) (30,979) (12,182)
   Administrative
     expenses.............     (94,444)    (55,403)    (336)     (357)    (284)     (213)    (3,210)    (3,705)     (24)     (20)
   Transfers
     between
     subaccounts
     (including
     fixed
     account), net........    (705,679)  8,880,238       29    (3,920) (24,649)   11,496     51,838    253,733   23,500    2,909
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         capital
         transactions.....  (2,010,318)  8,305,864  (34,973)  (75,643) (62,154)    3,586   (126,205)   150,112   (7,503)  (9,293)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets...........  (2,501,018) 11,861,164  (32,756)  (20,507) (61,820)   55,679   (126,896)   325,057   (2,774)  (2,424)
Net assets at
  beginning of year.......  18,255,327   6,394,163  230,642   251,149  257,747   202,068  1,830,993  1,505,936  101,599  104,023
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Net assets at end
  of year................. $15,754,309  18,255,327  197,886   230,642  195,927   257,747  1,704,097  1,830,993   98,825  101,599
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======
Change in units
  (note 5):
   Units purchased........     281,582   1,965,642      211     2,023       44     1,348     41,422     35,838    2,263      240
   Units redeemed.........    (420,118)   (916,644)  (3,210)   (9,958)  (4,755)     (988)   (52,788)   (21,811)  (2,784)    (900)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............    (138,536)  1,048,998   (2,999)   (7,935)  (4,711)      360    (11,366)    14,027     (521)    (660)
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                                          LONG-TERM U.S.
                                                            GOVERNMENT             LOW DURATION             TOTAL RETURN
                             HIGH YIELD PORTFOLIO --       PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ADMINISTRATIVE          ADMINISTRATIVE          ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES            CLASS SHARES            CLASS SHARES             CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011        2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   608,425     588,335      79,001     328,278      (3,656)     89,699      533,508   2,238,797
 Net realized gain
   (loss) on investments....     154,637     422,719     103,795    (164,913)    167,743     360,900      723,664   1,223,508
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (566,885)    239,223   1,192,760     661,170    (370,992)    770,829     (887,625)    242,863
 Capital gain
   distribution.............          --          --     138,583          --          --          --      710,488     107,599
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     196,177   1,250,277   1,514,139     824,535    (206,905)  1,221,428    1,080,035   3,812,767
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     111,456     464,069      18,662     230,790     409,803   2,801,179      383,741   3,587,922
 Death benefits.............     (23,543)    (26,527)     (2,089)       (167)    (82,838)    (99,081)     (40,492)    (97,031)
 Surrenders.................  (1,340,345)   (841,706) (1,171,024) (1,462,289) (2,162,937) (1,561,285)  (9,005,413) (7,075,457)
 Administrative expenses....     (52,751)    (42,634)    (14,661)    (17,367)   (230,584)   (207,749)    (249,856)   (243,352)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (277,798)  2,316,253    (493,516) (4,484,415)    443,507  (5,591,745)  (2,281,087)  7,665,932
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,582,981)  1,869,455  (1,662,628) (5,733,448) (1,623,049) (4,658,681) (11,193,107)  3,838,014
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (1,386,804)  3,119,732    (148,489) (4,908,913) (1,829,954) (3,437,253) (10,113,072)  7,650,781
Net assets at beginning
 of year....................  12,016,714   8,896,982   6,870,026  11,778,939  36,933,944  40,371,197   59,094,881  51,444,100
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,629,910  12,016,714   6,721,537   6,870,026  35,103,990  36,933,944   48,981,809  59,094,881
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     103,507     773,588      27,286     342,785     642,962   3,238,360      600,542   2,584,431
 Units redeemed.............    (214,033)   (602,771)   (121,361)   (778,551)   (780,615) (3,647,680)  (1,314,898) (2,136,246)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (110,526)    170,817     (94,075)   (435,766)   (137,653)   (409,320)    (714,356)    448,185
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========

                                   RYDEX
                               VARIABLE TRUST
                             -----------------



                                 NASDAQ --
                                100(R) FUND
                             -----------------

                             ------------------
                               2011      2010
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (10,189) (13,038)
 Net realized gain
   (loss) on investments....  130,151   21,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (106,267) 114,029
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   13,695  122,380
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --
 Death benefits............. (281,398)  (2,924)
 Surrenders.................  (65,862) (68,706)
 Administrative expenses....     (104)     (97)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (24,268)  (7,795)
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (371,632) (79,522)
                             --------  -------
Increase (decrease) in
 net assets................. (357,937)  42,858
Net assets at beginning
 of year....................  858,786  815,928
                             --------  -------
Net assets at end of year...  500,849  858,786
                             ========  =======
Change in units (note 5):
 Units purchased............    1,389    1,287
 Units redeemed.............  (34,677) (10,001)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (33,288)  (8,714)
                             ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      THE ALGER PORTFOLIOS
                              ------------------------------------
                               ALGER LARGE CAP     ALGER SMALL CAP
                              GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                               CLASS I-2 SHARES    CLASS I-2 SHARES
                              -----------------   -----------------

                              ---------------------------------------
                                2011       2010     2011       2010
                              --------   -------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (803)   (1,327)   (2,827)   (3,448)
   Net realized gain
     (loss) on
     investments.............   (1,131)   (5,617)   32,851     5,058
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (1,424)   29,359   (31,580)   50,265
   Capital gain
     distribution............       --        --        --        --
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,358)   22,415    (1,556)   51,875
                              --------   -------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        --        --
   Death benefits............       --    (1,066)       --        --
   Surrenders................  (11,413)  (25,518)  (98,431)  (32,347)
   Administrative
     expenses................     (159)     (186)     (237)     (255)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        1       (22)   (2,053)   (3,542)
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (11,571)  (26,792) (100,721)  (36,144)
                              --------   -------  --------   -------
Increase (decrease) in
  net assets.................  (14,929)   (4,377) (102,277)   15,731
Net assets at beginning
  of year....................  206,608   210,985   262,429   246,698
                              --------   -------  --------   -------
Net assets at end of year.... $191,679   206,608   160,152   262,429
                              ========   =======  ========   =======
Change in units (note 5):
   Units purchased...........       --        --       611        68
   Units redeemed............   (1,010)   (2,561)   (8,130)   (3,432)
                              --------   -------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,010)   (2,561)   (7,519)   (3,364)
                              ========   =======  ========   =======

                                                THE PRUDENTIAL SERIES FUND
                              ------------------------------------------------------------------
                              JENNISON 20/20 FOCUS                           NATURAL RESOURCES
                                  PORTFOLIO --      JENNISON PORTFOLIO --      PORTFOLIO --
                                 CLASS II SHARES     CLASS II SHARES          CLASS II SHARES
                              --------------------  --------------------  ----------------------
                              YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------
                                 2011       2010      2011       2010        2011        2010
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (19,192)   (22,054)  (1,709)    (1,580)      (61,654)    (71,420)
   Net realized gain
     (loss) on
     investments.............   108,082     (8,082)   2,694      2,377       333,667      45,963
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (133,956)   121,987   (3,856)     5,576    (1,111,388)    833,379
   Capital gain
     distribution............        --         --       --         --            --          --
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (45,066)    91,851   (2,871)     6,373      (839,375)    807,922
                              ---------  ---------   -------    -------   ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............        --      1,050   11,960         --        16,214     173,131
   Death benefits............        --         --       --         --            --          --
   Surrenders................  (140,839)   (65,743)  (4,793)   (15,135)     (840,446)   (292,947)
   Administrative
     expenses................    (1,784)    (2,595)    (248)      (189)      (19,005)    (20,278)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (388,052)    18,546  (16,195)    11,494       415,471  (1,026,600)
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (530,675)   (48,742)  (9,276)    (3,830)     (427,766) (1,166,694)
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets.................  (575,741)    43,109  (12,147)     2,543    (1,267,141)   (358,772)
Net assets at beginning
  of year.................... 1,596,831  1,553,722  115,547    113,004     4,584,639   4,943,411
                              ---------  ---------   -------    -------   ----------  ----------
Net assets at end of year.... 1,021,090  1,596,831  103,400    115,547     3,317,498   4,584,639
                              =========  =========   =======    =======   ==========  ==========
Change in units (note 5):
   Units purchased...........     6,364    186,805      898      2,620        81,432     261,741
   Units redeemed............   (32,146)  (189,031)  (1,574)    (3,186)      (90,265)   (386,171)
                              ---------  ---------   -------    -------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (25,782)    (2,226)    (676)      (566)       (8,833)   (124,430)
                              =========  =========   =======    =======   ==========  ==========


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              WELLS FARGO VARIABLE TRUST
                              ------------------------
                              WELLS FARGO ADVANTAGE VT
                                OMEGA GROWTH FUND --
                                       CLASS 2
                              ------------------------
                                            PERIOD FROM
                               YEAR ENDED    JULY 16 TO
                              DECEMBER 31,  DECEMBER 31,
                                  2011          2010
                              ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,142)        (859)
   Net realized gain
     (loss) on
     investments.............      2,551        2,938
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (12,183)      25,228
   Capital gain
     distribution............      1,103           --
                                --------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    (10,671)      27,307
                                --------      -------
From capital
  transactions (note 4):
   Net premiums..............         --           --
   Death benefits............         --           --
   Surrenders................     (2,434)      (1,661)
   Administrative
     expenses................       (632)        (337)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     25,317      101,748
                                --------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     22,251       99,750
                                --------      -------
Increase (decrease) in
  net assets.................     11,580      127,057
Net assets at beginning
  of year....................    127,057           --
                                --------      -------
Net assets at end of year....   $138,637      127,057
                                ========      =======
Change in units (note 5):
   Units purchased...........      2,648       21,694
   Units redeemed............       (895)     (11,610)
                                --------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      1,753       10,084
                                ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I Shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund Series I Shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 on April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I and the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Investors Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to the Oppenheimer Variable Account Funds
-- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares and the Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to the Oppenheimer Variable Account Funds --
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares on April 30, 2010.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;

   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;

   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;

   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;

   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares; and

   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares was liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between level 1 and level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLICNY separate accounts would be liquidated and substituted for shares of other Portfolios available in GLICNY variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLICNY variable annuity contracts.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $    62,531 $   323,833
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      10,073     128,098
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............      50,007      74,904
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,077      58,488
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   2,162,608   2,241,503
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............      17,019     156,905
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................     141,090       4,511
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................      23,730     225,603
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     106,552     827,342
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............     281,431     430,448
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................     424,177     784,508
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     164,961     354,890
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...     669,610   1,370,026
  AllianceBernstein
   International Value
   Portfolio -- Class B...   3,185,362   2,847,469
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...      19,323     138,592
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     105,240     156,200
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   3,034,347   4,887,741
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      14,712     110,535
  VP International Fund
   -- Class I.............     190,452     214,182
  VP Ultra(R) Fund --
   Class I................      47,189     118,772
  VP Value Fund -- Class
   I......................      35,960     157,244
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     123,553     340,308
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  10,714,753  12,955,050
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      34,157      72,012
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      68,231     155,014
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.     268,974   1,072,631
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   1,279,495   1,899,628
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares......     100,700       7,069
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      19,168     101,033
  DWS Large Cap Value
   VIP -- Class B Shares..     544,980      67,730
  DWS Strategic Value
   VIP -- Class B Shares..      54,321     560,167
  DWS Technology VIP --
   Class B Shares.........         311     106,871
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       7,347      45,145
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,304,804   1,375,238
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      14,525      49,000

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............ $   954,038 $ 2,941,927
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......       1,253      27,608
  Federated High Income
   Bond Fund II --
   Primary Shares.........       2,350      23,743
  Federated High Income
   Bond Fund II --
   Service Shares.........     555,771   1,937,201
  Federated Kaufmann
   Fund II -- Service
   Shares.................   1,729,748   2,163,484
  Federated Managed
   Volatility Fund II.....       5,072      43,032
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................       4,622       2,967
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................      33,639     252,452
  VIP Balanced Portfolio
   -- Service Class 2.....   1,404,907   3,133,798
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      30,660     166,704
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   2,012,290   7,428,910
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................       1,178      21,133
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      25,385     149,501
  VIP Equity-Income
   Portfolio -- Service
   Class 2................     482,133   1,427,842
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       5,060      23,282
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     133,929     434,714
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         568      29,228
  VIP Growth Portfolio
   -- Initial Class.......      11,954      97,429
  VIP Growth Portfolio
   -- Service Class 2.....      80,248     396,039
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........     531,550     719,396
  VIP Mid Cap Portfolio
   -- Service Class 2.....     417,413   3,008,514
  VIP Overseas Portfolio
   -- Initial Class.......       3,974       6,962
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      11,955      53,699
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   9,877,715  17,032,022
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.     112,569     145,575
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........     668,844   2,555,905
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   1,147,223   2,132,497
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       2,700       1,948
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     235,026     444,380
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........       5,712       1,252
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........     227,252     489,409
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      39,513     310,666
  Income Fund -- Class 1
   Shares.................     177,697     483,374
  International Equity
   Fund -- Class 1 Shares.      12,922      14,045
  Mid-Cap Equity Fund --
   Class 1 Shares.........     262,329     528,377
  Money Market Fund.......  27,122,041  31,720,418
  Premier Growth Equity
   Fund -- Class 1 Shares.      14,814     213,906
  Real Estate Securities
   Fund -- Class 1 Shares.     626,182   1,451,814
  S&P 500(R) Index Fund...   1,371,199   5,393,588
  Small-Cap Equity Fund
   -- Class 1 Shares......      78,950     564,613
  Total Return Fund --
   Class 1 Shares.........   1,240,859   3,011,500
  Total Return Fund --
   Class 3 Shares.........   7,094,527  16,463,946
  U.S. Equity Fund --
   Class 1 Shares.........      43,277     253,960

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares......... $  906,662 $  776,887
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    237,400    183,541
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......  1,279,796  1,474,717
  Genworth Enhanced
   International Index
   Fund -- Service Shares.     94,993    203,805
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  5,029,280  7,944,216
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.  1,359,283  1,845,404
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  5,414,553  6,094,731
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.  2,887,243  1,988,186
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      1,073      3,029
  Goldman Sachs Mid Cap
   Value Fund.............     61,261    212,254
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...  1,197,866  1,790,811
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...    280,964    463,475
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      6,017     48,340
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...     71,556    123,111
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................     92,244    129,592
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...    106,198    176,897
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...    119,786    580,191
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...     20,573     68,234
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...    308,097    450,012
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...    113,031    284,608
  Balanced Portfolio --
   Service Shares.........  2,253,509  2,108,745
  Enterprise Portfolio
   -- Institutional
   Shares.................      3,730    332,879
  Enterprise Portfolio
   -- Service Shares......     12,438     87,076
  Flexible Bond
   Portfolio --
   Institutional Shares...      7,064     16,277
  Forty Portfolio --
   Institutional Shares...     11,447    436,182
  Forty Portfolio --
   Service Shares.........  2,217,441  2,713,484
  Global Technology
   Portfolio -- Service
   Shares.................      1,310      2,866
  Janus Portfolio --
   Institutional Shares...      6,373    263,249
  Janus Portfolio --
   Service Shares.........        475      3,097
  Overseas Portfolio --
   Institutional Shares...     22,937    133,657
  Overseas Portfolio --
   Service Shares.........      9,866    245,948
  Worldwide Portfolio --
   Institutional Shares...      7,042    231,369
  Worldwide Portfolio --
   Service Shares.........      7,162     59,376
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............      7,646     98,768
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I...        190      1,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..     26,877     95,681
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...     37,170    105,228
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I................        797      5,102
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I...      2,145      2,450

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $    24,344 $   399,153
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      24,100     384,790
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     127,498     446,773
  MFS(R) Strategic
   Income Series --
   Service Class Shares..      41,838     228,263
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   1,299,813   2,583,040
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     252,172     803,387
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....       6,968      36,519
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................     410,095     956,325
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.       1,847      17,972
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      99,376     695,635
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....      24,655      75,085
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   1,896,211   3,497,321
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....       5,491       6,237
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   3,336,041   6,681,435
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   2,768,700   5,002,830
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....       2,315      40,395
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................         698      66,417
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..     679,021     661,493
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      35,162      41,150
  High Yield Portfolio
   -- Administrative
   Class Shares..........   2,223,545   3,178,397
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........     745,180   2,213,319
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   8,088,726   9,714,677
  Total Return Portfolio
   -- Administrative
   Class Shares..........  10,688,876  20,641,108
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..      19,377     401,126
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............       2,046      14,421
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............       6,948     110,500
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     107,683     657,955
  Jennison Portfolio --
   Class II Shares.......      13,016      24,003
  Natural Resources
   Portfolio -- Class II
   Shares................   1,141,469   1,633,222
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............      34,643      13,487

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                                       EXPENSE AS A                         NET   INVESTMENT
                                       % OF AVERAGE                        ASSETS   INCOME
                                      NET ASSETS (1)  UNITS   UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- ------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011.............................. 1.45% to 1.85%  90,793 11.28 to 7.76   994    0.58%     (4.79)% to  (5.18)%
   2010.............................. 1.45% to 1.85% 114,541 11.85 to 8.18 1,310    0.35%       5.40% to    4.97%
   2009.............................. 1.45% to 1.85% 128,066 11.24 to 7.79 1,385    1.20%      45.60% to   45.01%
   2008.............................. 1.45% to 1.85% 139,828  7.72 to 5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007.............................. 1.45% to 1.95% 147,454 16.29 to 9.96 2,313    0.38%     (0.11)% to  (0.37)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                          NET   INVESTMENT
                                     % OF AVERAGE                         ASSETS   INCOME
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 1.45% to 1.80%  30,964  7.73 to  8.31   255     0.14%    (9.24)% to  (9.57)%
   2010............................ 1.45% to 1.80%  43,795  8.52 to  9.19   397     0.74%     13.82% to   13.41%
   2009............................ 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................ 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................ 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 1.45% to 1.80%  65,776 10.66 to 10.45   662     0.97%    (1.51)% to  (1.86)%
   2010............................ 1.45% to 1.80%  67,837 10.82 to 10.64   694     0.97%      7.97% to    7.58%
   2009............................ 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to   25.93%
   2008............................ 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................ 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%  35,872 11.18 to  8.49   344     3.81%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%  37,581 12.16 to  9.31   393     4.71%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%    (45.52% to (45.94)%
   2007............................ 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2011............................ 1.15% to 2.55% 657,015  7.74 to  7.83 6,453     1.21%    (8.06)% to  (9.36)%
   2010............................ 1.15% to 2.55% 664,046  8.42 to  8.64 7,083     1.70%     11.31% to    9.74%
   2009............................ 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................ 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................ 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series I shares
   2011 (4)........................ 1.45% to 1.60%  13,791  8.54 to  8.54   118     0.00%   (20.82)% to (20.94)%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2011............................ 1.45% to 1.80%  16,626  9.88 to  9.55   165     0.00%    (7.74)% to  (8.07)%
   2010............................ 1.45% to 1.80%  34,646 10.71 to 10.39   376     0.00%     17.83% to   17.42%
   2009............................ 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008............................ 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007............................ 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2011............................ 1.45% to 2.10% 221,144 11.94 to  9.58 2,508     1.39%    (3.52)% to  (4.16)%
   2010............................ 1.45% to 2.10% 277,959 12.37 to  9.99 3,299     0.13%     14.02% to   13.27%
   2009............................ 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008............................ 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007............................ 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2011............................. 1.45% to 2.55%   147,933  9.61 to  9.15  1,383   1.79%     (2.73)% to  (3.81)%
   2010............................. 1.45% to 2.55%   177,501  9.88 to  9.51  1,717   1.85%      10.41% to    9.18%
   2009............................. 1.45% to 2.55%   159,548  8.95 to  8.71  1,410   2.90%      20.71% to   19.36%
   2008............................. 1.45% to 2.55%   139,317  7.41 to  7.30  1,026   3.23%    (23.80)% to (24.65)%
   2007............................. 1.45% to 2.55%    97,099  9.76 to  9.68    942   0.15%     (3.59)% to  (4.67)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011............................. 1.45% to 2.45%   711,146  8.93 to  8.54  6,173   2.24%     (4.46)% to  (5.43)%
   2010............................. 1.45% to 2.45%   755,358  9.35 to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293  8.60 to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556  7.01 to  6.92  4,887   3.33%    (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45%   264,400 10.19 to 10.16  2,686   0.00%       5.98% to    4.59%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2011............................. 1.45% to 1.80%    16,024 12.13 to 11.77    174   0.39%    (24.52)% to (24.79)%
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007............................. 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011............................. 1.40% to 2.10%   399,044 13.40 to  9.43  4,115   1.09%       4.59% to    3.85%
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007............................. 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011............................. 1.15% to 2.55% 1,646,072  4.79 to  4.67  9,556   3.99%    (20.36)% to (21.49)%
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007............................. 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011............................. 1.45% to 1.85%   147,005  7.99 to  9.71  1,270   0.09%     (5.15)% to  (5.53)%
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007............................. 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Small Cap
  Growth Portfolio -- Class B
   2011........................... 1.45% to 1.80%    17,268 13.50 to 14.08    200   0.00%       2.69% to    2.33%
   2010........................... 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009........................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008........................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007........................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011........................... 1.15% to 2.55% 1,088,081 12.36 to 12.09 13,557   4.03%      10.46% to    8.90%
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007........................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011........................... 1.45% to 1.60%    44,050 14.04 to 13.84    611   1.54%       1.62% to    1.47%
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885   1.28%     (1.52)% to  (1.93)%
 VP International Fund -- Class I
   2011........................... 1.45% to 2.20%    82,873 15.01 to  8.36    853   1.41%    (13.32)% to (13.97)%
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771   0.54%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011........................... 1.45% to 1.60%    29,700 12.89 to 12.71    379   0.00%     (0.40)% to  (0.55)%
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856   0.00%      19.25% to   18.77%
 VP Value Fund -- Class I
   2011........................... 1.45% to 1.80%    65,919 15.28 to 14.78    996   2.02%     (0.45)% to  (0.80)%
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   7.93%    (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810   6.70%     (6.52)% to  (7.19)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011........................... 1.45% to 2.10%    67,216 11.24 to 10.07    680    1.39%    (4.19)% to  (4.82)%
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927    1.40%     10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2011........................... 1.15% to 2.55% 7,557,020  9.71 to 10.12 79,965    2.20%    (4.75)% to  (6.09)%
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084    1.14%      8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.80%    24,906 11.03 to 10.74    272    0.62%      0.84% to    0.49%
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304    0.46%     13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007........................... 1.45% to 1.80%    13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.85%    47,293 11.84 to 10.16    490    0.22%    (4.02)% to  (4.41)%
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585    0.46%     26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007........................... 1.45% to 1.85%    38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011........................... 1.45% to 1.85%   244,868 15.11 to 10.50  2,895    0.29%    (4.05)% to  (4.44)%
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781    0.12%     19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007........................... 1.45% to 2.10%   264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2011........................... 1.15% to 2.55%   704,195  6.24 to  6.90  6,759    0.78%   (17.15)% to (18.32)%
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690    0.69%     12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007........................... 1.15% to 2.55%   651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.60%     9,556  8.80 to  8.79     84   0.00%    (17.29)% to (17.41)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 1.80%    37,517 20.75 to 20.07    769   0.68%     (7.69)% to  (8.02)%
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917   0.93%      20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811   1.61%      27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648   9.94%    (34.64)% to (34.87)%
   2007........................... 1.45% to 1.80%    59,173 22.32 to 21.91  1,312   3.81%       1.17% to    0.81%
 DWS Large Cap Value VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.80%    47,984  9.14 to  9.12    438   0.00%    (12.44)% to (12.75)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 1.60%     6,208 15.86 to 15.63     98   0.50%     (1.06)% to  (1.21)%
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.20%   135,394 10.24 to  9.80  1,372   0.01%     (1.44)% to  (2.19)%
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 1.60%    29,050  8.78 to 10.15    281   0.90%     (0.56)% to  (0.71)%
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.25%   430,861 12.13 to 10.67  5,156   4.23%       1.06% to    0.25%
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011................................. 1.40% to 1.40%   6,426 10.05 to 10.05    65     0.70%    (6.61)% to  (6.61)%
   2010 (4)............................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated High Income Bond Fund II
   -- Primary Shares
   2011................................. 1.40% to 1.40%     184 16.71 to 16.71     3    11.84%      3.70% to    3.70%
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%      13.13% to  13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007................................. 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
 Federated High Income Bond Fund II
   -- Service Shares
   2011................................. 1.45% to 2.10% 215,834 17.79 to 13.63 3,803     8.78%      3.40% to    2.72%
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007................................. 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
 Federated Kaufmann Fund II --
   Service Shares
   2011................................. 1.15% to 2.55% 877,224  7.19 to  7.64 7,806     0.88%   (14.48)% to (15.69)%
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007................................. 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
 Federated Managed Volatility
   Fund II
   2011................................. 1.40% to 1.40%   8,231 11.25 to 11.25    93     4.20%      3.31% to    3.31%
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007................................. 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2011................................. 1.40% to 1.40%  12,485 13.30 to 13.30   166     2.47%    (3.92)% to  (3.92)%
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     2.24%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.41%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     8.59%   (29.72)% to (29.72)%
   2007................................. 1.40% to 1.40%  25,274 13.73 to 13.73   347     6.49%     13.88% to   13.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.85%    50,989 12.15 to 11.41    587   2.05%     (4.22)% to  (4.61)%
   2010............................. 1.45% to 1.85%    67,836 12.68 to 11.96    827   1.71%      12.31% to   11.86%
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
 VIP Balanced Portfolio -- Service
   Class 2
   2011............................. 1.45% to 2.55% 1,109,472 10.87 to  9.35 11,289   1.66%     (5.22)% to  (6.27)%
   2010............................. 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   2.03%      16.05% to   14.76%
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    52,966 16.87 to 16.87    894   0.97%     (3.89)% to  (3.89)%
   2010............................. 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.20%      15.58% to   15.58%
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011............................. 1.45% to 2.20% 1,374,614 14.65 to  9.48 17,702   0.71%     (4.19)% to  (4.92)%
   2010............................. 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.05%      15.23% to   14.36%
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.70%    21,236 14.29 to 12.67    296   0.00%     (4.18)% to  (4.42)%
   2010............................. 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
 VIP Equity-Income Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    31,185 12.48 to 12.48    389   2.27%     (0.44)% to  (0.44)%
   2010............................. 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009............................. 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008............................. 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007............................. 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2011.......................... 1.45% to 2.20%   424,692 10.54 to  8.55  4,393   2.14%     (0.80)% to  (1.56)%
   2010.......................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009.......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008.......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007.......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
 VIP Growth & Income Portfolio
   -- Initial Class
   2011.......................... 1.40% to 1.40%    18,585 11.22 to 11.22    208   1.76%       0.19% to    0.19%
   2010.......................... 1.40% to 1.40%    20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009.......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008.......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007.......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 1.80%   128,021 10.31 to 10.45  1,273   1.49%     (0.11)% to  (0.46)%
   2010.......................... 1.45% to 1.80%   154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009.......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008.......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007.......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011.......................... 1.40% to 1.40%    14,124  8.64 to  8.64    122   0.15%       0.87% to    0.87%
   2010.......................... 1.40% to 1.40%    17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009.......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008.......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007.......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
 VIP Growth Portfolio -- Initial
   Class
   2011.......................... 1.40% to 1.40%    34,269 10.88 to 10.88    373   0.69%     (1.20)% to  (1.20)%
   2010.......................... 1.40% to 1.40%    41,695 11.01 to 11.01    459   0.58%      22.44% to   22.44%
   2009.......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008.......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007.......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
 VIP Growth Portfolio -- Service
   Class 2
   2011.......................... 1.45% to 2.10%   108,656  8.70 to 10.28  1,001   0.46%     (1.48)% to  (2.13)%
   2010.......................... 1.45% to 2.10%   142,010  8.83 to 10.51  1,319   0.34%      22.07% to   21.26%
   2009.......................... 1.45% to 2.10%   183,390  7.23 to  8.67  1,391   0.28%      26.11% to   25.28%
   2008.......................... 1.45% to 2.10%   219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%
   2007.......................... 1.45% to 2.10%   203,223 11.05 to 13.41  2,367   0.46%      24.81% to   23.99%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011.......................... 1.45% to 1.70%   151,814 12.24 to 12.07  1,844   3.95%       5.49% to    5.22%
   2010.......................... 1.45% to 1.70%   173,805 11.60 to 11.47  2,004   4.72%       5.99% to    5.72%
   2009.......................... 1.45% to 2.25%   144,762 10.95 to 10.71  1,577   9.44%      13.80% to   12.87%
   2008.......................... 1.45% to 2.25%    46,490  9.62 to  9.49    446   2.31%     (4.86)% to  (5.63)%
   2007.......................... 1.15% to 2.55%   347,294 10.09 to 10.04  3,497   0.10%      16.01% to    0.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.40% to 2.10%    368,638 22.97 to 12.23   6,907    0.17%   (12.10)% to (12.72)%
   2010......................... 1.40% to 2.10%    477,695 26.13 to 14.01  10,412    0.44%     26.78% to   25.87%
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 1.40% to 1.40%     15,739 10.33 to 10.33     163    1.61%   (18.32)% to (18.32)%
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203    1.60%     11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 1.80%     27,286 11.22 to 10.92     294    0.72%   (10.35)% to (10.67)%
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368    0.30%     24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.15% to 2.55%  8,397,150 10.37 to  9.55  93,664    5.75%      1.21% to  (0.22)%
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206    6.64%     11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 1.60%     33,830 13.15 to 12.97     440    0.67%    (2.93)% to  (3.08)%
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491    0.89%      9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418    1.39%     27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379    3.78%   (35.48)% to (35.81)%
   2007......................... 1.45% to 1.95%     46,099 14.93 to 10.42     662    0.82%      4.68% to    4.18%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55%  2,059,827  8.48 to  8.08  17,193    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55%  2,240,432  8.74 to  8.42  19,331    2.14%      8.66% to    7.44%
   2009......................... 1.45% to 2.55%  2,351,040  8.05 to  7.84  18,728    2.64%     28.36% to   26.93%
   2008......................... 1.45% to 2.55%  2,297,102  6.27 to  6.17  14,294    2.96%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%    805,962  9.92 to  9.88   7,970    0.00%    (2.52)% to  (3.43)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.15% to 2.55% 1,083,871  8.07 to  7.53 10,530    2.37%    (2.18)% to  (3.56)%
   2010........................... 1.15% to 2.55% 1,183,390  8.25 to  7.80 11,872    1.45%      9.92% to    8.36%
   2009........................... 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008........................... 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007........................... 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,196 11.52 to 11.52     37    1.92%   (11.69)% to (11.69)%
   2010........................... 1.40% to 1.40%     3,148 13.05 to 13.05     41    1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007........................... 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   182,700 16.08 to  8.82  2,513    1.72%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   194,363 18.26 to 10.10  3,075    1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,907 16.20 to 16.20     63    5.69%    (1.99)% to  (1.99)%
   2010........................... 1.40% to 1.40%     3,826 16.53 to 16.53     63    1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%     3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%     3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%     7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   295,686  7.94 to  7.61  2,243    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.20%   323,330  8.67 to  8.36  2,689    1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20%   383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%   360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%   185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 1.80%   100,346 11.06 to 11.32  1,073    0.80%    (3.02)% to  (3.36)%
   2010........................... 1.45% to 1.80%   122,615 11.41 to 11.72  1,368    1.29%      9.96% to    9.57%
   2009........................... 1.45% to 1.80%   151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%   146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%   163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET   INVESTMENT
                                  % OF AVERAGE                            ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------ ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 1.40% to 1.85%    141,726 15.61 to 11.52  1,807   3.89%       5.71% to    5.23%
   2010......................... 1.40% to 1.80%    169,659 14.77 to 12.10  2,054   3.11%       6.06% to    5.63%
   2009......................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211   4.01%       6.37% to    5.94%
   2008......................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728   4.77%     (6.44)% to  (6.82)%
   2007......................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774   5.76%       3.35% to    2.93%
 International Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.40%      5,856  9.47 to  9.47     55   0.68%    (18.15)% to (18.15)%
   2010......................... 1.40% to 1.40%      5,934 11.57 to 11.57     69   0.80%       3.39% to    3.39%
   2009......................... 1.40% to 1.40%      5,575 11.19 to 11.19     62   1.71%      25.93% to   25.93%
   2008......................... 1.40% to 1.40%     11,387  8.88 to  8.88    101   6.12%    (46.60)% to (46.60)%
   2007......................... 1.40% to 1.40%     13,233 16.63 to 16.63    220   1.73%      21.25% to   21.25%
 Mid-Cap Equity Fund -- Class 1
   Shares
   2011......................... 1.40% to 2.25%    141,971 18.99 to 10.24  2,080   0.11%     (9.62)% to (10.40)%
   2010......................... 1.40% to 2.25%    164,746 21.01 to 11.43  2,700   0.32%      24.42% to   23.35%
   2009......................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807   0.25%      39.47% to   38.27%
   2008......................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304   0.22%    (38.69)% to (39.22)%
   2007......................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953   2.22%    (43.35)% to    3.13%
 Money Market Fund
   2011......................... 1.40% to 2.45%  9,407,369 11.72 to  9.65 12,568   0.00%     (1.39)% to  (2.44)%
   2010......................... 1.40% to 2.45% 12,972,983 11.88 to  9.89 17,514   0.00%     (1.40)% to  (2.45)%
   2009......................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913   0.27%     (1.13)% to  (2.18)%
   2008......................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509   1.71%       0.81% to  (0.26)%
   2007......................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295   4.78%       3.45% to    2.60%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.80%     79,010  9.51 to 10.20    827   0.19%     (0.93)% to  (1.33)%
   2010......................... 1.40% to 1.80%     96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92    863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13  1,819   0.42%       3.86% to    3.43%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 1.15% to 2.55%    300,164 10.58 to  9.00  4,475   1.24%       8.59% to    7.06%
   2010......................... 1.15% to 2.55%    352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42  3,739   6.36%    (16.06)% to (16.40)%
 S&P 500(R) Index Fund
   2011......................... 1.40% to 2.25%  1,136,201 11.00 to  8.67 11,921   1.60%       0.29% to  (0.58)%
   2010......................... 1.40% to 2.25%  1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82 42,063   1.73%    (53.88)% to  (2.71)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.40% to 1.80%    163,078 18.01 to 13.90   2,413   0.00%       1.69% to    1.28%
   2010....................... 1.40% to 1.80%    192,586 17.71 to 13.72   2,809   0.16%      25.69% to   25.18%
   2009....................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008....................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007....................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
 Total Return Fund -- Class 1
   Shares
   2011....................... 1.40% to 2.10%  1,219,298 14.10 to 10.45  14,655   1.64%     (4.20)% to  (4.88)%
   2010....................... 1.40% to 2.10%  1,355,267 14.72 to 10.99  17,060   1.40%       8.11% to    7.34%
   2009....................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008....................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007....................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
 Total Return Fund -- Class 3
   Shares
   2011....................... 1.35% to 2.55% 12,028,819  8.39 to  8.48 109,324   1.47%     (4.40)% to  (5.56)%
   2010....................... 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009....................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008....................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007....................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
 U.S. Equity Fund -- Class 1
   Shares
   2011....................... 1.40% to 1.80%     82,803 12.02 to 10.20     829   0.71%     (4.26)% to  (4.65)%
   2010....................... 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009....................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008....................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007....................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.15% to 2.55%    222,622 10.85 to 10.35   2,372   1.47%     (8.25)% to  (9.55)%
   2010....................... 1.15% to 2.55%    229,135 11.82 to 11.44   2,675   0.29%      23.59% to   21.84%
   2009....................... 1.45% to 1.70%      5,563  9.53 to  9.50      53   0.00%      48.17% to   47.79%
   2008....................... 1.70% to 1.70%      1,352  6.43 to  6.43       9   0.00%    (75.52)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 1.70%     63,306  9.33 to  9.25     588   0.64%     (6.02)% to  (6.26)%
   2010....................... 1.45% to 1.70%     56,534  9.93 to  9.87     559   0.04%       9.71% to    9.43%
   2009....................... 1.45% to 1.70%     49,213  9.05 to  9.02     445   0.32%      28.88% to   28.55%
   2008....................... 1.45% to 1.70%     35,816  7.02 to  7.01     251   0.27%    (67.57)% to (67.65)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   787,153  8.86 to  8.45  6,846    1.34%    (5.93)% to  (7.26)%
   2010.......................... 1.15% to 2.55%   816,424  9.42 to  9.11  7,589    0.76%      7.90% to    6.37%
   2009.......................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008.......................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Enhanced International
   Index Fund -- Service Shares
   2011.......................... 1.45% to 2.05%    48,682  9.35 to  9.25    454    1.69%   (14.46)% to (14.98)%
   2010 (4)...................... 1.45% to 2.05%    58,894 10.93 to 10.88    643    1.19%     14.05% to   13.35%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 1,768,810 12.44 to 11.87 21,605    1.93%      5.26% to    3.77%
   2010.......................... 1.15% to 2.55% 2,013,846 11.82 to 11.43 23,492    6.20%      3.94% to    2.46%
   2009.......................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008.......................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   520,214 12.16 to 11.60  6,209    0.23%      0.70% to  (0.73)%
   2010.......................... 1.15% to 2.55%   580,338 12.08 to 11.68  6,917    2.16%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008.......................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 2,039,322 12.22 to 11.65 24,454    5.95%      0.78% to  (0.64)%
   2010.......................... 1.15% to 2.55% 2,263,027 12.12 to 11.73 27,072    8.51%     16.16% to   14.51%
   2009.......................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008.......................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2011.......................... 1.15% to 2.55%   648,891  9.63 to  9.19  6,134    6.96%    (8.52)% to  (9.81)%
   2010.......................... 1.15% to 2.55%   665,440 10.53 to 10.19  6,914    2.73%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55%   447,138  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008.......................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.40% to 1.40%     8,265  9.82 to  9.82     81    1.24%    (8.35)% to  (8.35)%
   2010.......................... 1.40% to 1.40%     8,427 10.71 to 10.71     90    0.79%      9.64% to    9.64%
   2009.......................... 1.40% to 1.40%     9,403  9.77 to  9.77     92    1.81%     16.67% to   16.67%
   2008.......................... 1.40% to 1.40%     9,686  8.37 to  8.37     81    1.77%   (35.44)% to (35.44)%
   2007.......................... 1.40% to 1.40%    15,174 12.97 to 12.97    197    2.81%      0.07% to    0.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Goldman Sachs Mid Cap Value Fund
   2011.............................. 1.40% to 2.10%  40,833 23.82 to 10.62   667    0.70%     (7.68)% to  (8.34)%
   2010.............................. 1.40% to 2.10%  51,495 25.80 to 11.58   873    0.69%      23.26% to   22.38%
   2009.............................. 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008.............................. 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007.............................. 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 403,928 13.45 to 12.88 5,292    5.71%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 467,767 12.70 to 12.26 5,798    4.00%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008.............................. 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 191,695  9.81 to  9.40 1,775    1.78%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 211,322  9.79 to  9.45 1,956    2.32%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 1.80%   7,522 12.84 to 12.72    96    1.86%    (12.73)% to (13.04)%
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009.............................. 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  44,097 10.23 to  9.80   437    1.03%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  52,975  9.60 to  9.20   493    0.84%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    1.61%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  78,269 10.42 to 10.29   805    0.28%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  46,746 10.33 to  9.90   472    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    85,856 15.79 to 15.64  1,351   1.40%       0.68% to    0.33%
   2010.............................. 1.45% to 1.80%   115,040 15.68 to 15.59  1,800   1.23%      21.67% to   21.23%
   2009.............................. 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    17,616 15.19 to 15.05    267   0.13%     (6.15)% to  (6.48)%
   2010.............................. 1.45% to 1.80%    20,145 16.19 to 16.09    325   0.00%      25.28% to   24.84%
   2009.............................. 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%   188,400 10.98 to 10.52  1,952   1.21%     (3.29)% to  (4.02)%
   2010.............................. 1.45% to 2.20%   200,899 11.36 to 10.96  2,155   0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007.............................. 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    62,900 19.65 to 19.65  1,236   2.59%       0.22% to    0.22%
   2010.............................. 1.40% to 1.40%    75,476 19.60 to 19.60  1,480   2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007.............................. 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
 Balanced Portfolio -- Service
   Shares
   2011.............................. 1.15% to 2.55% 1,174,494 10.86 to 10.73 14,118   2.35%       0.19% to  (1.22)%
   2010.............................. 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009.............................. 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008.............................. 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007.............................. 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%    43,325 16.55 to 16.55    717   0.00%     (2.80)% to  (2.80)%
   2010.............................. 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009.............................. 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008.............................. 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007.............................. 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
 Enterprise Portfolio -- Service
   Shares
   2011.............................. 1.45% to 1.60%     7,134 12.28 to 16.82     93   0.00%     (3.08)% to  (3.22)%
   2010.............................. 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009.............................. 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008.............................. 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007.............................. 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%     3,339 19.06 to 19.06     64   7.42%       5.26% to    5.26%
   2010.............................. 1.40% to 1.40%     4,142 18.11 to 18.11     75   5.87%       6.46% to    6.46%
   2009.............................. 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008.............................. 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007.............................. 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
 Forty Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    49,845 16.90 to 16.90    842   0.33%     (8.00)% to  (8.00)%
   2010.............................. 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009.............................. 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008.............................. 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007.............................. 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
 Forty Portfolio -- Service Shares
   2011.............................. 1.15% to 2.55%   773,473  7.64 to  9.12  7,463   0.25%     (8.01)% to  (9.31)%
   2010.............................. 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009.............................. 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008.............................. 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007.............................. 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011.............................. 1.60% to 1.60%       904 11.10 to 11.10     10   0.00%    (10.12)% to (10.12)%
   2010.............................. 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009.............................. 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008.............................. 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007.............................. 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
 Janus Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    37,645 10.38 to 10.38    391   0.48%     (6.62)% to  (6.62)%
   2010.............................. 1.40% to 1.40%    60,346 11.11 to 11.11    671   1.08%      12.92% to   12.92%
   2009.............................. 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008.............................. 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007.............................. 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
 Janus Portfolio -- Service Shares
   2011.............................. 1.45% to 1.80%     9,642  8.25 to  9.63     84   0.44%     (6.91)% to  (7.24)%
   2010.............................. 1.45% to 1.80%     9,826  8.86 to 10.38     92   0.33%      12.60% to   12.20%
   2009.............................. 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008.............................. 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007.............................. 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
 Overseas Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    17,910 19.84 to 19.84    355   0.47%    (33.12)% to (33.12)%
   2010.............................. 1.40% to 1.40%    22,602 29.66 to 29.66    670   0.66%      23.56% to   23.56%
   2009.............................. 1.40% to 1.40%    38,337 24.01 to 24.01    920   0.55%      77.05% to   77.05%
   2008.............................. 1.40% to 1.40%    44,047 13.56 to 13.56    597   2.66%    (52.79)% to (52.79)%
   2007.............................. 1.40% to 1.40%    56,741 28.72 to 28.72  1,630   0.58%      26.51% to   26.51%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service Shares
   2011............................... 1.45% to 1.80%  31,126 15.70 to 17.79   529    0.37%    (33.32)% to (33.56)%
   2010............................... 1.45% to 1.80%  41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
 Worldwide Portfolio -- Institutional
   Shares
   2011............................... 1.40% to 1.40%  47,807  8.98 to  8.98   429    0.51%    (14.95)% to (14.95)%
   2010............................... 1.40% to 1.40%  68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
 Worldwide Portfolio -- Service
   Shares
   2011............................... 1.45% to 1.80%  21,521  7.27 to  8.25   169    0.46%    (15.23)% to (15.53)%
   2010............................... 1.45% to 1.80%  26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2011............................... 1.45% to 2.10%  42,124 15.07 to 10.68   622    0.00%       0.68% to    0.02%
   2010............................... 1.45% to 2.10%  47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class I
   2011............................... 1.40% to 1.40%     622  9.16 to  9.16     6    3.08%       6.39% to    6.39%
   2010............................... 1.40% to 1.40%     774  8.61 to  8.61     7    1.53%      10.69% to   10.69%
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class II
   2011............................... 1.45% to 2.30%  62,437  9.09 to  8.73   554    3.01%       6.15% to    5.24%
   2010............................... 1.45% to 2.30%  71,263  8.56 to  8.29   599    3.76%      10.49% to    9.54%
   2009............................... 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008............................... 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007............................... 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011................................ 1.45% to 1.85%  36,440  8.04 to  7.89   291    1.26%     (7.55)% to  (7.93)%
   2010................................ 1.45% to 1.85%  43,918  8.70 to  8.57   380    1.70%      14.91% to   14.45%
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011................................ 1.40% to 1.40%   2,611 13.22 to 13.22    35    2.17%       3.49% to    3.49%
   2010................................ 1.40% to 1.40%   2,957 12.78 to 12.78    38    2.91%       7.93% to    7.93%
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2011................................ 1.40% to 1.40%   2,710 16.88 to 16.88    46    3.52%       5.38% to    5.38%
   2010................................ 1.40% to 1.40%   2,786 16.02 to 16.02    45    2.23%      10.26% to   10.26%
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2011................................ 1.45% to 1.85% 108,955  8.88 to 10.76 1,067    0.25%     (1.08)% to  (1.48)%
   2010................................ 1.45% to 1.85% 144,795  8.98 to 10.93 1,421    0.29%      10.53% to   10.08%
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011................................ 1.45% to 1.80%  83,730 10.07 to 10.71   885    0.70%     (3.83)% to  (4.17)%
   2010................................ 1.45% to 1.80% 115,950 10.47 to 11.18 1,273    1.08%       9.27% to    8.89%
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011................................ 1.45% to 1.85%  39,514 11.78 to 12.99   477    0.00%    (11.79)% to (12.15)%
   2010................................ 1.45% to 1.85%  68,381 13.36 to 14.78   935    0.00%      33.97% to   33.43%
   2009................................ 1.40% to 1.85%  75,052 14.86 to 11.08   768    0.00%      60.64% to   59.91%
   2008................................ 1.45% to 1.85%  91,281  6.21 to  6.93   581    5.35%    (40.40)% to (40.64)%
   2007................................ 1.40% to 1.85% 101,786 15.51 to 11.67 1,087    2.33%       0.81% to    0.35%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.80%    25,293 14.89 to 14.40    372   5.42%       3.02% to    2.66%
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 1,213,487 13.73 to  8.94 12,675   2.35%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 1.80%   212,205 18.05 to 23.19  3,524   2.99%       4.97% to    4.59%
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.40% to 1.40%    21,207 11.65 to 11.65    247   2.41%     (0.68)% to  (0.68)%
   2010............................. 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55%   796,468  9.12 to  6.78  6,165   2.08%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2011............................. 1.40% to 1.40%    17,930 12.16 to 12.16    218   0.36%     (2.53)% to  (2.53)%
   2010............................. 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009............................. 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008............................. 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007............................. 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011......................... 1.45% to 1.80%   200,299 13.13 to 12.70  2,484   0.12%     (2.80)% to  (3.15)%
   2010......................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009......................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008......................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007......................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    30,409 10.68 to 10.68    325   6.38%       6.76% to    6.76%
   2010......................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009......................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008......................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007......................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011......................... 1.15% to 2.55% 1,227,371  8.15 to  7.80 12,121   1.08%     (9.58)% to (10.86)%
   2010......................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009......................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008......................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007......................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
 Oppenheimer High Income Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    12,371  3.55 to  3.55     44   9.22%     (3.70)% to  (3.70)%
   2010......................... 1.40% to 1.40%    13,634  3.69 to  3.69     50   6.29%      13.21% to   13.21%
   2009......................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008......................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007......................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2011......................... 1.15% to 2.55% 3,109,302  8.39 to  7.97 27,624   0.59%     (1.46)% to  (2.85)%
   2010......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007......................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2011......................... 1.15% to 2.55% 1,483,376  9.38 to  8.27 15,754   0.40%     (3.50)% to  (4.87)%
   2010......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.82%    (38.72)% to (39.59)%
   2007......................... 1.15% to 2.55%   609,742  9.64 to  9.00  8,792   0.26%    (62.57)% to (14.53)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.40% to 1.40%    18,530 10.68 to 10.68    198    0.00%    (0.31)% to  (0.31)%
   2010......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231    0.00%     25.68% to   25.68%
   2009......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251    0.00%     30.75% to   30.75%
   2008......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204    0.00%   (49.78)% to (49.78)%
   2007......................... 1.40% to 1.40%    36,914 12.98 to 12.98    479    0.00%      4.84% to    4.84%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.80%    14,830 13.40 to 12.99    196    0.00%    (0.62)% to  (0.98)%
   2010......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258    0.00%     25.32% to   24.88%
   2009......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202    0.00%     30.34% to   29.88%
   2008......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155    0.00%   (49.95)% to (50.13)%
   2007......................... 1.45% to 1.80%    19,494 16.49 to 16.22    316    0.00%      4.49% to    4.12%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 1.70%   137,769 12.69 to 10.97  1,704    7.68%      0.45% to    0.20%
   2010......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831    6.65%     11.37% to   11.08%
   2009......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506    8.20%     19.67% to   19.36%
   2008......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874    5.41%   (17.13)% to (17.34)%
   2007......................... 1.45% to 1.70%   112,900 11.44 to 11.36  1,291    8.14%      6.61% to    6.34%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.45% to 1.80%     6,860 15.20 to 14.18     99    2.12%      5.22% to    4.85%
   2010......................... 1.45% to 1.80%     7,381 14.44 to 13.53    102    4.11%      6.92% to    6.54%
   2009......................... 1.45% to 1.80%     8,041 13.51 to 12.70    104   13.94%     13.92% to   13.52%
   2008......................... 1.45% to 1.80%     8,783 11.86 to 11.18    100    3.06%    (3.81)% to  (4.15)%
   2007......................... 1.45% to 1.80%    11,954 12.33 to 11.67    142    3.36%      2.11% to    1.75%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.15% to 2.55%   774,823 12.15 to 11.25 10,630    6.96%      2.15% to    0.71%
   2010......................... 1.15% to 2.55%   885,349 11.90 to 11.18 12,017    7.22%     13.15% to   11.55%
   2009......................... 1.15% to 2.55%   714,532 10.51 to 10.02  8,897    8.71%     38.65% to   36.69%
   2008......................... 1.15% to 2.55%   701,997  7.58 to  7.33  6,448    6.77%   (24.39)% to (25.46)%
   2007......................... 1.45% to 2.10%   391,542 14.37 to 10.85  5,506    6.97%      1.98% to    1.31%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.25%   330,779 22.55 to 15.57  6,722    2.79%     25.99% to   24.97%
   2010......................... 1.45% to 2.25%   424,854 17.90 to 12.46  6,870    5.64%      9.99% to    9.09%
   2009......................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779    7.01%    (5.48)% to  (6.82)%
   2008......................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710    4.24%     15.94% to   14.31%
   2007......................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168    4.53%     39.98% to    8.82%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,008,024 11.55 to 11.25 35,104    1.68%    (0.05)% to  (1.46)%
   2010............................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934    1.96%      4.08% to    2.60%
   2009............................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371    6.65%     12.02% to   10.43%
   2008............................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729    4.47%    (1.57)% to  (2.96)%
   2007............................ 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886    3.29%     12.33% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,379,373 12.94 to 12.69 48,982    2.62%      2.42% to    0.97%
   2010............................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095    5.18%      6.86% to    5.35%
   2009............................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444    6.82%     12.73% to   11.13%
   2008............................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193    5.68%      3.59% to    2.12%
   2007............................ 1.15% to 2.55% 2,192,913 10.13 to 10.51 27,935    4.78%     23.46% to    7.72%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2011............................ 1.45% to 1.80%    46,227  9.72 to 11.13    501    0.00%      0.69% to    0.33%
   2010............................ 1.45% to 1.80%    79,515  9.65 to 11.09    859    0.00%     16.77% to   16.35%
   2009............................ 1.45% to 1.80%    88,229  8.27 to  9.53    816    0.00%     49.80% to   49.27%
   2008............................ 1.45% to 1.80%    93,813  5.52 to  6.39    579    0.17%   (42.76)% to (42.96)%
   2007............................ 1.45% to 1.80%    99,244  9.64 to 11.20  1,069    0.07%     16.11% to   15.69%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    17,065 11.23 to 11.23    192    1.01%    (1.74)% to  (1.74)%
   2010............................ 1.40% to 1.40%    18,075 11.43 to 11.43    207    0.75%     11.80% to   11.80%
   2009............................ 1.40% to 1.40%    20,636 10.22 to 10.22    211    0.65%     45.51% to   45.51%
   2008............................ 1.40% to 1.40%    21,446  7.03 to  7.03    151    0.21%   (46.91)% to (46.91)%
   2007............................ 1.40% to 1.40%    35,657 13.23 to 13.23    472    0.35%     18.26% to   18.26%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    13,323 12.02 to 12.02    160    0.00%    (4.53)% to  (4.53)%
   2010............................ 1.40% to 1.40%    20,842 12.59 to 12.59    262    0.00%     23.54% to   23.54%
   2009............................ 1.40% to 1.40%    24,206 10.19 to 10.19    247    0.00%     43.48% to   43.48%
   2008............................ 1.40% to 1.40%    27,156  7.10 to  7.10    193    0.00%   (47.35)% to (47.35)%
   2007............................ 1.40% to 1.40%    40,688 13.49 to 13.49    549    0.00%     15.59% to   15.59%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2011............................ 1.45% to 1.80%    60,079 18.79 to 18.22  1,021    0.00%    (5.89)% to  (6.22)%
   2010............................ 1.45% to 1.80%    85,861 19.96 to 19.42  1,597    0.00%      5.81% to    5.43%
   2009............................ 1.45% to 2.25%    88,087 18.87 to  9.82  1,554    0.00%     55.12% to   53.86%
   2008............................ 1.45% to 2.25%    88,573 12.16 to  6.39  1,015    7.19%   (40.28)% to (40.77)%
   2007............................ 1.15% to 2.55%   342,398  9.96 to 10.24  4,709   10.05%   (60.83)% to    3.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2011................................ 1.45% to 1.85%   7,047 15.03 to 10.83   103     0.00%    (1.53)% to  (1.93)%
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116     0.02%      9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................ 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
 Natural Resources Portfolio --
   Class II Shares
   2011................................ 1.15% to 2.25% 239,218  8.21 to 11.66 3,317     0.00%   (20.28)% to (21.16)%
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585     0.08%     26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................ 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2011................................ 1.45% to 1.70%  11,837 11.74 to 11.69   139     0.00%    (6.91)% to  (7.14)%
   2010 (4)............................ 1.45% to 1.70%  10,084 12.61 to 12.59   127     0.00%     64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                            PAGE
                                                                                                            ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm....................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009.................. F-2

   Consolidated Balance Sheets as of December 31, 2011 and 2010............................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009.............................................................................................. F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.............. F-5

   Notes to Consolidated Financial Statements.............................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
March 14, 2012

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          ----------------------
                           2011     2010    2009
                          ------   ------  ------
Revenues:
Net investment income.... $329.4   $316.6  $298.4
Premiums.................  182.5    182.2   179.3
Net investment gains
  (losses)...............  (64.6)   (20.4)  (92.6)
Policy fees and other
  income.................   43.9     45.9    26.0
                          ------   ------  ------
   Total revenues........  491.2    524.3   411.1
                          ------   ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  235.1    220.1   202.5
Interest credited........  111.4    117.0   128.3
Acquisition and
  operating expenses,
  net of deferrals.......   48.6     47.2    39.0
Amortization of deferred
  acquisition costs and
  intangibles............   44.5     49.8    23.2
Goodwill impairment......   49.1       --      --
Interest expense.........    2.0      2.1     0.1
                          ------   ------  ------
   Total benefits and
     expenses............  490.7    436.2   393.1
                          ------   ------  ------
Income before income
  taxes..................    0.5     88.1    18.0
Provision for income
  taxes..................   15.5     30.2     5.2
                          ------   ------  ------
Net income (loss)........ $(15.0)  $ 57.9  $ 12.8
                          ======   ======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (8.9)  $ (7.6) $(99.1)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   (0.6)    (9.2)   14.8
                          ------   ------  ------
Net other-than-temporary
  impairments............   (9.5)   (16.8)  (84.3)
Other investments gains
  (losses)...............  (55.1)    (3.6)   (8.3)
                          ------   ------  ------
Total net investment
  gains (losses)......... $(64.6)  $(20.4) $(92.6)
                          ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 --------------------
                                    2011       2010
                                 ---------  ---------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 5,752.0  $ 5,044.0
   Equity securities
    available-for-sale,
    at fair value...............       0.2        0.9
   Commercial mortgage
    loans.......................     779.2      785.4
   Policy loans.................      28.9       29.5
   Other invested assets........     535.2      258.4
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     303.9      306.5
                                 ---------  ---------
    Total investments...........   7,399.4    6,424.7
 Cash and cash
   equivalents..................     104.0       97.9
 Accrued investment
   income.......................      63.5       62.0
 Deferred acquisition
   costs........................     428.5      419.0
 Intangible assets..............      16.6       40.8
 Goodwill.......................        --       49.1
 Reinsurance recoverable........   2,049.0    2,007.9
 Other assets...................      57.1       54.0
 Separate account assets........     885.0    1,000.9
                                 ---------  ---------
    Total assets................ $11,003.1  $10,156.3
                                 =========  =========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,699.7  $ 2,574.2
   Policyholder account
    balances....................   4,142.3    4,041.8
   Liability for policy
    and contract claims.........     513.9      443.7
   Unearned premiums............      64.4       60.9
   Other liabilities
    ($177.1 and $128.7
    other liabilities
    related to variable
    interest entities)..........     952.2      703.2
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       6.3        7.7
   Deferred tax liability.......     266.2      112.6
   Separate account
    liabilities.................     885.0    1,000.9
                                 ---------  ---------
    Total liabilities...........   9,530.0    8,945.0
                                 ---------  ---------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1        3.1
   Additional paid-in
    capital.....................     842.9      842.9
                                 ---------  ---------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................     237.3       59.8
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (8.3)      (5.3)
                                 ---------  ---------
    Net unrealized
     investment gains
     (losses)...................     229.0       54.5
                                 ---------  ---------
    Derivatives
     qualifying as hedges.......     149.8       47.5
                                 ---------  ---------
   Total accumulated
    other comprehensive
    income (loss)...............     378.8      102.0
   Retained earnings............     248.3      263.3
                                 ---------  ---------
     Total stockholders'
       equity...................   1,473.1    1,211.3
                                 ---------  ---------
     Total liabilities
       and stockholders'
       equity................... $11,003.1  $10,156.3
                                 =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2008.........  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........   3.1     842.9        (47.9)     307.5     1,105.6
                                                                        --------
Cumulative effect of
  accounting change.........    --        --         69.9     (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --           --       57.9        57.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --         65.7         --        65.7
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          1.5         --         1.5
   Derivatives
     qualifying as hedges...    --        --         12.8         --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               137.9
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2010.........   3.1     842.9        102.0      263.3     1,211.3
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --      (15.0)      (15.0)
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        177.5         --       177.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         (3.0)        --        (3.0)
   Derivatives
     qualifying as hedges...    --        --        102.3         --       102.3
                                                                        --------
Total comprehensive
  income (loss).............                                               261.8
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2011.........  $3.1    $842.9      $ 378.8    $ 248.3    $1,473.1
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ---------------------------
                               2011      2010     2009
                            ---------  -------  -------
Cash flows from
 operating activities:
 Net income (loss)......... $   (15.0) $  57.9  $  12.8
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................      64.6     20.4     92.6
   Charges assessed to
    policyholders..........     (26.4)   (19.1)   (12.9)
   Amortization of fixed
    maturity discounts
    and premiums and
    limited partnerships...     (11.4)    (1.6)     7.8
   Acquisition costs
    deferred...............     (49.5)   (38.4)   (32.8)
   Amortization of
    deferred acquisition
    costs and intangibles..      44.5     49.8     23.2
   Goodwill impairment.....      49.1       --       --
   Deferred income taxes...       3.6     13.7     14.8
   Net increase in
    trading securities,
    held-for-sale
    investments and
    derivative
    instruments............      32.9     14.2     22.1
 Change in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................      (1.1)   (28.8)     9.7
   Insurance reserves......     258.6    249.3    250.7
   Other liabilities and
    other policy-related
    balances...............      79.3     60.3      3.6
                            ---------  -------  -------
 Net cash from operating
   activities..............     429.2    377.7    391.6
                            ---------  -------  -------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............     437.4    366.1    292.6
   Commercial mortgage
    loans..................      77.9     67.5     91.6
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......     253.3    320.3     69.8
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (1,086.6)  (802.5)  (862.7)
   Commercial mortgage
    loans..................     (71.4)   (58.4)      --
 Other invested assets,
   net.....................       0.2     (0.4)     1.8
 Policy loans, net.........       0.6      0.6      1.4
                            ---------  -------  -------
 Net cash from investing
   activities..............    (388.6)  (106.8)  (405.5)
                            ---------  -------  -------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............     424.3    195.6    206.0
 Withdrawals from
   universal life and
   investment contracts....    (455.7)  (501.1)  (578.5)
 Proceeds from
   short-term borrowings
   and other, net..........      (3.1)     7.6     99.4
 Payments on short-term
   borrowings..............        --       --    (86.0)
 Capital contribution
   from parents............        --       --      0.2
                            ---------  -------  -------
 Net cash from financing
   activities..............     (34.5)  (297.9)  (358.9)
                            ---------  -------  -------
 Net change in cash and
   cash equivalents........       6.1    (27.0)  (372.8)
Cash and cash
 equivalents at
 beginning of period.......      97.9    124.9    497.7
                            ---------  -------  -------
Cash and cash
 equivalents at end of
 period.................... $   104.0  $  97.9  $ 124.9
                            =========  =======  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2011, 2010 and 2009

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are currently owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

  (C) NATURE OF BUSINESS

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2011, 2010 and 2009, 69.5%, 46.3% and 46.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.1%, 17.4%, and 14.1%, respectively, of total product sales. An adverse change in our distribution relationship with this financial institution could have a significant effect on our sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal and term universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $48.1 million and $63.7 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $49.4 million and $66.1 million, respectively, and the offsetting obligation to return collateral of $49.4 million and $66.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2011 and 2010, the fair value of securities pledged under the repurchase program was $142.7 million and $129.9 million, respectively, and the repurchase obligation of $127.1 million and $127.7 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (U) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

  (V) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities.

  (W) ACCOUNTING CHANGES

   Testing Goodwill For Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION  RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION (2) CONSOLIDATION
---------------------     --------- ------------------------ -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)            $ 302.7
Accrued investment income     0.2                --                 0.2
                           ------            ------             -------
   Total assets..........   322.3             (19.4)              302.9
                           ------            ------             -------
Liabilities
Other liabilities........   120.7                --               120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                8.2
                           ------            ------             -------
   Total liabilities.....   142.8             (13.9)              128.9
                           ------            ------             -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)              174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                         327.7
                                                                -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                        (153.7)
   Tax effect............                                          54.7
                                                                -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                       $ (99.0)
                                                                =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   (x) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011    2010    2009
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $294.7  $281.8  $259.6
Commercial mortgage loans   45.8    45.1    49.1
Other invested assets....   (5.2)   (4.6)   (6.1)
Restricted other
  invested assets
  related to VIEs (1)....    1.0     1.0      --
Policy loans.............    1.6     1.9     1.8
Cash, cash equivalents
  and short-term
  investments............    0.3     0.3     2.2
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  338.2   325.5   306.6
Expenses and fees........   (8.8)   (8.9)   (8.2)
                          ------  ------  ------
   Net investment income. $329.4  $316.6  $298.4
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (B) NET INVESTMENT GAINS (LOSSES)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Available-for-sale
  securities:
   Realized gains......... $  7.8  $  6.1  $ 10.7
   Realized losses........   (8.4)  (12.8)   (8.7)
                           ------  ------  ------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........   (0.6)   (6.7)    2.0
                           ------  ------  ------
Impairments:
   Total
     other-than-temporary
     impairments..........   (8.9)   (7.6)  (99.1)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   (0.6)   (9.2)   14.8
                           ------  ------  ------
   Net
     other-than-temporary
     impairments..........   (9.5)  (16.8)  (84.3)
                           ------  ------  ------
Net unrealized gains
  (losses) on trading
  securities..............   (0.9)    3.1     0.2
Commercial mortgage loans.    0.3    (2.5)   (2.6)
Derivative instruments
  (1).....................   (9.0)    1.6    (7.9)
Net gains (losses)
  related to VIEs (2).....  (44.9)    1.0      --
Other.....................     --    (0.1)     --
                           ------  ------  ------
   Net investment gains
     (losses)............. $(64.6) $(20.4) $(92.6)
                           ======  ======  ======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $99.4 million, $204.9 million and $182.2 million, respectively, which was approximately 93.4%, 94.6% and 95.4%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Beginning balance......... $ 54.8  $100.8  $   --
Adoption of new
  accounting guidance
  related to
  other-than-temporary
  impairments.............     --      --    98.8
Additions:
   Other-than-temporary
     impairments not
     previously
     recognized...........    0.1     9.4     0.9
   Increases related to
     other-than-temporary
     impairments
     previously
     recognized...........    9.5     5.6    22.2
Reductions:
   Securities sold, paid
     down or disposed.....  (40.3)  (61.0)  (19.8)
   Securities where
     there is intent to
     sell.................     --      --    (1.3)
                           ------  ------  ------
Ending balance............ $ 24.1  $ 54.8  $100.8
                           ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2011     2010     2009
---------------------     -------  -------  -------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 502.8  $ 191.4  $(149.0)
   Equity securities.....     0.1      0.3      0.6
   Other invested assets.      --       --     (0.1)
                          -------  -------  -------
     Subtotal............   502.9    191.7   (148.5)
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (149.0)  (107.1)    21.2
Income taxes, net........  (124.9)   (30.1)    44.7
                          -------  -------  -------
Net unrealized
  investment gains
  (losses)............... $ 229.0  $  54.5  $ (82.6)
                          =======  =======  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2011    2010     2009
---------------------         ------  ------  -------
Beginning balance............ $ 54.5  $(82.6) $(442.1)
Cumulative effect of
  changes in accounting......     --    69.9    (18.9)
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  301.1   207.9    637.1
   Adjustment to DAC.........    1.0   (74.1)  (107.4)
   Adjustment to PVFP........  (18.3)  (15.8)   (20.5)
   Adjustment to sales
     inducements.............   (0.1)  (12.0)    (4.5)
   Adjustment to benefit
     reserves................  (24.5)  (25.2)      --
   Provision for income
     taxes...................  (91.2)  (28.9)  (179.8)
                              ------  ------  -------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........  168.0    51.9    324.9
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(3.6), $(8.2) and
  $(28.8)....................    6.5    15.3     53.5
                              ------  ------  -------
Ending balance............... $229.0  $ 54.5  $ (82.6)
                              ======  ======  =======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  345.6      $ 86.3          $--         $ (0.6)       $   --    $  431.3
   Government -- non-U.S.....     61.3        10.0           --             --            --        71.3
   U.S. corporate............  2,614.5       313.5           --          (20.0)           --     2,908.0
   Corporate -- non-U.S......    946.3        59.7           --           (9.3)           --       996.7
   Residential
     mortgage-backed.........    550.5        74.5           --           (7.2)         (9.8)      608.0
   Commercial
     mortgage-backed.........    496.8        20.8           --          (15.1)         (3.9)      498.6
   Other asset-backed........    234.2         6.0           --           (0.5)         (1.6)      238.1
                              --------      ------          ---         ------        ------    --------
       Total fixed
         maturity
         securities..........  5,249.2       570.8           --          (52.7)        (15.3)    5,752.0
Equity securities............      0.1         0.1           --             --            --         0.2
                              --------      ------          ---         ------        ------    --------
       Total
         available-for-
         sale securities..... $5,249.3      $570.9          $--         $(52.7)       $(15.3)   $5,752.2
                              ========      ======          ===         ======        ======    ========

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  200.6      $ 14.8         $ --         $   --        $   --    $  215.4
   Government -- non-U.S.....     62.6         7.2           --             --            --        69.8
   U.S. corporate............  2,479.9       148.9           --          (27.2)           --     2,601.6
   Corporate -- non-U.S......    919.3        42.9           --           (5.1)           --       957.1
   Residential mortgage-
     backed..................    474.3        22.2          0.9           (4.1)         (8.9)      484.4
   Commercial mortgage-
     backed..................    544.7        19.2           --          (20.3)         (2.9)      540.7
   Other asset-backed........    171.2         6.1           --           (0.6)         (1.7)      175.0
                              --------      ------         ----         ------        ------    --------
       Total fixed
         maturity
         securities..........  4,852.6       261.3          0.9          (57.3)        (13.5)    5,044.0
Equity securities............      0.6         0.3           --             --            --         0.9
                              --------      ------         ----         ------        ------    --------
       Total
         available-for-
         sale securities..... $4,853.2      $261.6         $0.9         $(57.3)       $(13.5)   $5,044.9
                              ========      ======         ====         ======        ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  9.5   $ (0.6)       1     $   --   $   --       --     $  9.5   $ (0.6)       1
   U.S. corporate.........  139.5     (6.4)      39       40.7    (13.6)      14      180.2    (20.0)      53
   Corporate -- non-U.S...  136.8     (8.2)      36       38.7     (1.1)       7      175.5     (9.3)      43
   Residential
     mortgage-backed......   16.2     (0.4)      12       41.4    (16.6)      27       57.6    (17.0)      39
   Commercial
     mortgage-backed......   71.8     (6.8)      16       39.6    (12.2)      22      111.4    (19.0)      38
   Other asset-backed.....   75.7     (0.6)      15        0.9     (1.5)       2       76.6     (2.1)      17
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $445.0   $(20.3)     111     $121.3   $(10.7)      44     $566.3   $(31.0)     155
   20%-50% Below cost.....    4.5     (2.4)       5       32.0    (16.5)      17       36.5    (18.9)      22
   (greater than)50%
     Below cost...........     --     (0.3)       3        8.0    (17.8)      11        8.0    (18.1)      14
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
Investment grade.......... $425.8   $(19.9)      98     $109.3   $(14.0)      41     $535.1   $(33.9)     139
Below investment
  grade (3)...............   23.7     (3.1)      21       52.0    (31.0)      31       75.7    (34.1)      52
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $15.0 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $15.3 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $11.5 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.9% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $10.7 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 70.7% of the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 8.1% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 7.4   $(2.7)      4.0%         3     $ --    $  --       -- %        --
   Structured securities:
       Residential
         mortgage- backed.....    --      --        --         --      0.7     (0.9)      1.3          1
       Commercial
         mortgage- backed.....   3.9    (1.3)      1.9          2       --       --        --         --
       Other asset-backed.....    --      --        --         --      0.7     (1.6)      2.4          1
                               -----   -----       ---         --     ----    -----       ---         --
       Total structured
         securities...........   3.9    (1.3)      1.9          2      1.4     (2.5)      3.7          2
                               -----   -----       ---         --     ----    -----       ---         --
Total......................... $11.3   $(4.0)      5.9%         5     $1.4    $(2.5)      3.7%         2
                               =====   =====       ===         ==     ====    =====       ===         ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 9.3   $ (8.0)     11.8%        1     $ --    $   --       -- %       --
   Structured securities:
       Residential
         mortgage- backed.....   9.4     (3.1)      4.6         9      2.8      (8.8)     12.9         5
       Commercial
         mortgage- backed.....   2.0     (1.4)      2.1         2      3.8      (6.5)      9.6         4
                               -----   ------      ----        --     ----    ------      ----        --
       Total structured
         securities...........  11.4     (4.5)      6.7        11      6.6     (15.3)     22.5         9
                               -----   ------      ----        --     ----    ------      ----        --
Total......................... $20.7   $(12.5)     18.5%       12     $6.6    $(15.3)     22.5%        9
                               =====   ======      ====        ==     ====    ======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                        INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $1.3    $(0.8)      1.2%        1       $--     $--        -- %        --
Capital goods............  2.2     (0.9)      1.3         1        --      --         --         --
Technology and
  communications.........  3.9     (1.0)      1.5         1        --      --         --         --
                          ----    -----       ---         -       ---     ---        ---         --
Total.................... $7.4    $(2.7)      4.0%        3       $--     $--        -- %        --
                          ====    =====       ===         =       ===     ===        ===         ==

                                                     BELOW INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ----    -----       ----        -       ---     ---        ---         --
Total.................... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ====    =====       ====        =       ===     ===        ===         ==

   Of the total unrealized losses of $10.7 million for corporate fixed maturity securities presented in the preceding tables, $8.8 million, or 82.2%, of the unrealized losses related to issuers in the finance and insurance sector that were 45.4% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. The $8.8 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $23.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $11.3 million related to other-than-temporarily impaired securities

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                 LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                             ---------------------------- ---------------------------- ----------------------------
                                      GROSS                        GROSS                        GROSS
                             FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS) VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------------------------- ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
 DESCRIPTION OF SECURITIES
    U.S. corporate.......... $314.1   $(12.8)      83     $124.0   $(14.4)      29     $438.1   $(27.2)     112
   Corporate -- non-U.S.....   76.0     (1.9)      25       77.8     (3.2)      13      153.8     (5.1)      38
   Residential
      mortgage-backed.......   42.8     (2.0)      12       65.6    (11.0)      33      108.4    (13.0)      45
   Commercial
      mortgage-backed.......    4.8     (0.1)       3      101.7    (23.1)      37      106.5    (23.2)      40
    Other asset-backed......   20.0     (0.6)       5        2.1     (1.7)       2       22.1     (2.3)       7
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 % Below cost -- fixed
   maturity securities:
   (less than)20% Below
      cost.................. $457.7   $(17.2)     127     $321.0   $(23.0)      83     $778.7   $(40.2)     210
    20%-50% Below cost......     --       --       --       42.5    (18.3)      18       42.5    (18.3)      18
   (greater than)50%
      Below cost............     --     (0.2)       1        7.7    (12.1)      13        7.7    (12.3)      14
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position.................  457.7    (17.4)     128      371.2    (53.4)     114      828.9    (70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 Investment grade........... $448.5   $(17.1)     121     $285.2   $(34.0)      76     $733.7   $(51.1)     197
 Below investment
   grade (3)................    9.2     (0.3)       7       86.0    (19.4)      38       95.2    (19.7)      45
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===

--------
(1)Amounts included $13.4 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $13.5 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $7.6 million of unrealized losses on other-than-temporarily impaired securities.

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  139.8    $  141.1
Due after one year through five years..      961.2       998.8
Due after five years through ten years.    1,097.1     1,166.7
Due after ten years....................    1,769.6     2,100.7
                                          --------    --------
   Subtotal............................    3,967.7     4,407.3
Residential mortgage-backed............      550.5       608.0
Commercial mortgage-backed.............      496.8       498.6
Other asset-backed.....................      234.2       238.1
                                          --------    --------
   Total...............................   $5,249.2    $5,752.0
                                          ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   As of December 31, 2011, $388.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, consumer -- non-cyclical and industrial industry groups represented approximately 29.8%, 16.1%, 15.2% and 10.3% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders' equity.

   As of December 31, 2011 and 2010, $2.7 million and $2.6 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
PROPERTY TYPE:
Retail...................  $266.7   34.0%  $274.5   34.7%
Industrial...............   244.0   31.0    238.6   30.1
Office...................   180.0   22.9    183.1   23.1
Apartments...............    63.5    8.1     66.3    8.4
Mixed use/other..........    31.2    4.0     29.3    3.7
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
GEOGRAPHIC REGION:
Pacific..................  $241.5   30.7%  $259.7   32.8%
South Atlantic...........   218.8   27.9    198.0   25.0
Middle Atlantic..........   107.4   13.7    102.7   13.0
East North Central.......    61.7    7.9     68.6    8.7
Mountain.................    45.7    5.8     44.9    5.7
New England..............    42.8    5.4     44.5    5.6
West South Central.......    30.1    3.8     24.8    3.1
East South Central.......    20.1    2.6     21.3    2.7
West North Central.......    17.3    2.2     27.3    3.4
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $133.7 million and $167.0 million, respectively, which was 17.2% and 21.1%, respectively, of our total mortgage holdings.

   As of December 31, 2011, all commercial mortgage loans were current. Of our commercial mortgage loans as of December 31, 2010, $787.5 million were current and $4.3 million were 61 to 90 days past due. As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. There were no commercial mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

   As of and for the years ended 2011 and 2010, we modified or extended five and two commercial mortgage loans, respectively, with a total carrying value of $13.2 million and $3.8 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                          2011    2010
---------------------                                                         ------  ------
Allowance for credit losses:
   Beginning balance......................................................... $  6.9  $  5.1
   Charge-offs...............................................................     --    (1.1)
   Recoveries................................................................     --      --
   Provision.................................................................   (0.4)    2.9
                                                                              ------  ------
   Ending balance............................................................ $  6.5  $  6.9
                                                                              ======  ======
   Ending allowance for individually impaired loans.......................... $   --  $   --
                                                                              ======  ======
   Ending allowance for loans not individually impaired that were evaluated collectively for impairment............................................. $  6.5  $  6.9
                                                                              ======  ======
Recorded investment:
   Ending balance............................................................ $785.4  $791.8
                                                                              ======  ======
   Ending balance of individually impaired loans............................. $   --  $  1.2
                                                                              ======  ======
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $785.4  $790.6
                                                                              ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

(AMOUNTS IN MILLIONS)  2009
---------------------  ----
 Beginning balance.... $2.5
 Provision............  2.6
                       ----
 Ending balance....... $5.1
                       ====

   As of December 31, 2011, we did not have any commercial mortgage loans that were individually impaired. As of December 31, 2010, we had commercial mortgage loans with a recorded investment of $1.2 million that were individually impaired related to the retail property type, with an unpaid principal balance of $2.3 million, charge-offs of $1.1 million and an average recorded investment of $1.2 million.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                      2011
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 64.6   $ 45.9    $132.5     $21.8       $ 1.9     $266.7
   Industrial............    67.4     20.9     137.0      18.7          --      244.0
   Office................    19.2     22.9      92.1      38.8         7.0      180.0
   Apartments............    12.8     31.8      18.9        --          --       63.5
   Mixed use/other.......     6.2     10.9       7.8       6.3          --       31.2
                           ------   ------    ------     -----       -----     ------
   Total.................  $170.2   $132.4    $388.3     $85.6       $ 8.9     $785.4
                           ======   ======    ======     =====       =====     ======
% of total...............    21.7%    16.9%     49.4%     10.9%        1.1%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.90      1.55      1.21        1.09       1.67
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $8.9 million of loans in good standing, with a total weighted-average loan-to-value of 113.4%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                      2010
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 63.7   $ 54.7    $122.5     $ 29.1      $ 4.5     $274.5
   Industrial............    41.4     62.8     101.4       25.8        7.2      238.6
   Office................    32.1     17.8      64.4       61.7        7.1      183.1
   Apartments............     9.8     32.1      16.8        7.6         --       66.3
   Mixed use/other.......    21.2       --        --        8.1         --       29.3
                           ------   ------    ------     ------      -----     ------
   Total.................  $168.2   $167.4    $305.1     $132.3      $18.8     $791.8
                           ======   ======    ======     ======      =====     ======
% of total...............    21.3%    21.1%     38.5%      16.7%       2.4%     100.0%
                           ======   ======    ======     ======      =====     ======
Weighted-average debt
  service coverage ratio.    2.14     1.77      1.61       1.18       0.97       1.67
                           ======   ======    ======     ======      =====     ======

--------
(1)Included $18.8 million of loans in good standing, with a total weighted-average loan-to-value of 113.1%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                          2011
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $ 6.1         $39.5      $ 87.8      $ 91.3     $ 42.0   $266.7
   Industrial............       9.5          20.6        27.7       147.1       39.1    244.0
   Office................      11.0          19.7        58.0        42.8       48.5    180.0
   Apartments............        --           9.6        18.0         6.5       29.4     63.5
   Mixed use/other.......       6.3           7.8          --        14.8        2.3     31.2
                              -----         -----      ------      ------     ------   ------
   Total.................     $32.9         $97.2      $191.5      $302.5     $161.3   $785.4
                              =====         =====      ======      ======     ======   ======
% of total...............       4.2%         12.4%       24.4%       38.5%      20.5%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      69.1%         69.8%       71.0%       59.5%      49.6%    61.9%
                              =====         =====      ======      ======     ======   ======

                                                          2010
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $14.9         $25.0      $101.2      $ 67.5     $ 65.9   $274.5
   Industrial............      20.8          19.3        44.0       114.0       40.5    238.6
   Office................      19.9          33.3        45.8        54.5       29.6    183.1
   Apartments............        --           9.9        15.9        27.3       13.2     66.3
   Mixed use/other.......        --            --         8.1         4.4       16.8     29.3
                              -----         -----      ------      ------     ------   ------
   Total.................     $55.6         $87.5      $215.0      $267.7     $166.0   $791.8
                              =====         =====      ======      ======     ======   ======
% of total...............       7.0%         11.0%       27.2%       33.8%      21.0%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      83.9%         65.4%       70.3%       60.8%      47.4%    62.7%
                              =====         =====      ======      ======     ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   There were no floating rate commercial mortgage loans as of December 31, 2011 or 2010.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2011            2010
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Derivatives.........................  $196.7   36.7%  $ 52.8   20.4%
Derivatives counterparty collateral.   184.4   34.5     28.7   11.1
Trading securities..................   104.7   19.6    110.5   42.8
Securities lending collateral.......    49.4    9.2     66.1   25.6
Other investments...................      --     --      0.3    0.1
                                      ------  -----   ------  -----
   Total other invested assets......  $535.2  100.0%  $258.4  100.0%
                                      ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

  (3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS            DERIVATIVE LIABILITIES
                           ------------------------------  ------------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        ------------      SHEET        -------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2011   2010  CLASSIFICATION    2011   2010
---------------------      --------------    ------ -----  --------------   ------ ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $194.5 $49.8     liabilities   $   -- $ 15.8
   Inflation indexed        Other invested                       Other
     swaps................      assets           --    --     liabilities      2.5    2.1
                                             ------ -----                   ------ ------
   Total cash flow hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
   Total derivatives
     designated as hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets           --    --     liabilities      1.4    1.0
   Interest rate            Other invested                       Other
     swaptions............      assets           --   0.1     liabilities       --     --
                            Other invested                       Other
   Credit default swaps...      assets          0.3   0.8     liabilities      5.1    0.4
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets           --    --     liabilities    177.0  128.6
                            Other invested                       Other
   Equity return swaps....      assets           --    --     liabilities      0.9     --
                            Other invested                       Other
   Equity index options...      assets          1.9   2.1     liabilities       --     --
                            Other invested                       Other
   Financial futures......      assets           --    --     liabilities       --     --
   Reinsurance embedded                                          Other
     derivative...........   Other assets       2.3    --     liabilities       --     --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........  recoverable (2)     2.6  (0.9)   balances (3)     58.4   13.1
                                             ------ -----                   ------ ------
   Total derivatives not
     designated as hedges.                      7.1   2.1                    242.8  143.1
                                             ------ -----                   ------ ------
   Total derivatives......                   $201.6 $51.9                   $245.3 $161.0
                                             ====== =====                   ====== ======

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,182.1       $   --    $   (12.0)      $1,170.1
   Inflation indexed
     swaps................  Notional           56.0          1.9           --           57.9
                                           --------       ------    ---------       --------
   Total cash flow hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
   Total derivatives
     designated as hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          150.0           --           --          150.0
Interest rate swaptions...  Notional          200.0           --       (200.0)            --
Credit default swaps......  Notional           83.0           --           --           83.0
Credit default swaps
  related to VIEs (1).....  Notional          316.6           --         (2.1)         314.5
Equity return swaps.......  Notional             --         27.9           --           27.9
Equity index options......  Notional           57.7         30.9        (57.7)          30.9
Financial futures.........  Notional          195.0        764.4       (736.9)         222.5
Reinsurance embedded
  derivative..............  Notional             --         17.9           --           17.9
                                           --------       ------    ---------       --------
   Total derivatives not
     designated as hedges.                  1,002.3        841.1       (996.7)         846.7
                                           --------       ------    ---------       --------
   Total derivatives......                 $2,240.4       $843.0    $(1,008.7)      $2,074.7
                                           ========       ======    =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

                                                                  MATURITIES/
(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         6,180          119        (209)          6,090

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 156.7            $ 1.0                income                  $ 6.9
                                                                   Net investment
Inflation indexed swaps..         (0.5)            (2.5)               income                     --
                               -------            -----                                        -----
   Total.................       $156.2              $(1.5)                                     $6.9
                               =======            =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 21.0             $ 0.4                income                  $ 0.5
                               ------             -----                                        -----
   Total.................      $21.0              $0.4                                         $0.5
                               ======             =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                                 GAIN (LOSS)
                                              RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)         NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI    (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     -----------------   ----------------- ------------------------ ---------------------
Interest rate swaps                                                  Net investment
  hedging assets.........      $(152.0)             $ 0.3                income                  $(7.2)
                               -------              -----                                        -----
   Total.................         $(152.0)          $0.3                                           $(7.2)
                               =======              =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011   2010   2009
---------------------     ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $ 47.5 $34.7  $132.6
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $(54.9),
  $(8.0) and $54.3.......  101.3  13.0   (97.7)
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $(0.5), $0.2 and $0.1..    1.0  (0.2)   (0.2)
                          ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $149.8 $47.5  $ 34.7
                          ====== =====  ======

   The total of derivatives designated as cash flow hedges of $149.8 million, net of taxes, recorded in stockholders' equity as of December 31, 2011 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $0.6 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2040. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2011    2010   2009             IN NET INCOME (LOSS)
---------------------                    ------  -----  ------  ----------------------------------------
Interest rate swaps..................... $ (1.1) $13.0  $(29.3) Net investment gains (losses)
Interest rate swaptions.................   (0.1)  (3.9)     --  Net investment gains (losses)
Credit default swaps....................   (4.0)  (0.4)    6.5  Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  (45.8)  (8.6)     --  Net investment gains (losses)
Equity return swaps.....................    1.3     --      --  Net investment gains (losses)
Equity index options....................    1.5   (6.2)  (19.7) Net investment gains (losses)
Financial futures.......................   22.0   (9.8)  (32.9) Net investment gains (losses)
Reinsurance embedded derivatives........    2.3     --      --  Net investment gains (losses)
GMWB embedded derivatives...............  (37.8)   8.4    74.7  Net investment gains (losses)
                                         ------  -----  ------
   Total derivatives not designated as
     hedges............................. $(61.7) $(7.5) $ (0.7)
                                         ======  =====  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $192.6 million and $49.9 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $182.8 million and $145.1 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $184.4 million and $28.7 million, respectively, related to these agreements, including over collateralization of $6.8 million and $1.1 million, respectively, from certain counterparties. As of December 31, 2011, we posted $0.1 million of collateral to derivative counterparties, with no over collateralization. As of December 31, 2010, we posted $19.4 million of collateral to derivative counterparties, including over collateralization of $3.6 million. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $15.0 million and $22.3 million, respectively, from counterparties and required to disburse up to $5.7 million and $0.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 5.0    $ --      $--      $ 5.0    $0.1      $--
A
   Matures after one year through five years..    5.0      --       --        5.0     0.2       --
BBB
   Matures after one year through five years..   25.0     0.3       --       25.0     0.6       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.3      $--      $35.0    $0.9      $--
                                                =====    ====      ===      =====    ====      ===

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2011                        2010
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Original index tranche attachment/detachment
  point and maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $ 48.0   $--     $  5.1     $ 48.0   $--     $  0.4
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swap index tranches.....    48.0    --        5.1       48.0    --        0.4
                                                  ------   ---     ------     ------   ---     ------
Customized credit default swap index tranches
  related to VIEs:
   Portion backing third-party borrowings
     maturing 2017 (2)..........................    14.5    --        7.3       16.5    --        8.1
   Portion backing our interest maturing
     2017 (3)...................................   300.0    --      169.7      300.0    --      120.5
                                                  ------   ---     ------     ------   ---     ------
   Total customized credit default swap index
     tranches related to VIEs...................   314.5    --      177.0      316.5    --      128.6
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swaps on index
     tranches...................................  $362.5   $--     $182.1     $364.5   $--     $129.0
                                                  ======   ===     ======     ======   ===     ======

--------
(1)The current attachment/detachment as of December 31, 2011 and 2010 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)     2011 (1) 2010 (2) 2009 (3)
---------------------     -------- -------- --------
Unamortized balance as
  of January 1...........  $483.2   $492.0   $497.8
   Costs deferred........    49.5     38.4     32.8
   Amortization, net of
     interest accretion..   (41.0)   (47.6)   (32.8)
   Cumulative effect of
     changes in
     accounting..........      --      0.4     (5.8)
                           ------   ------   ------
Unamortized balance as
  of December 31.........   491.7    483.2    492.0
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   (63.2)   (64.2)    10.9
                           ------   ------   ------
Balance as of December 31  $428.5   $419.0   $502.9
                           ======   ======   ======

--------
(1)Included a $5.6 million adjustment to amortization that related to prior years.
(2)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.
(3)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. In 2010, loss recognition testing of our life insurance business in our U.S. Life Insurance segment resulted in an increase in amortization of DAC of $15.4 million due to higher lapses on our term life insurance policies as they go through their post-level rate period. In 2009, loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $4.8 million reflecting unfavorable equity market performance.

(5)INTANGIBLE ASSETS

   The following table presents our intangible assets as of December 31:

                                     2011                        2010
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $ 95.8       $ (94.9)       $114.1        $(91.4)
Deferred sales
  inducements to
  contractholders........       29.7         (14.0)         26.5          (8.4)
                              ------       -------        ------        ------
   Total.................     $125.5       $(108.9)       $140.6        $(99.8)
                              ======       =======        ======        ======

   Amortization expense related to PVFP for the years ended December 31, 2011, 2010 and 2009 was $3.5 million, $2.2 million and $(9.6) million, respectively. Amortization expense related to deferred sales inducements of $5.6 million, $4.6 million and $0.4 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010  2009 (1)
---------------------      ------  -----  --------
Unamortized balance as
  of January 1............ $ 29.0  $31.2   $23.2
   Interest accreted at
     4.8%, 4.7% and 4.9%..    1.3    1.4     1.3
   Amortization...........   (4.8)  (3.6)    8.3
   Cumulative effect of
     change in accounting.     --     --    (1.6)
                           ------  -----   -----
Unamortized balance as
  of December 31..........   25.5   29.0    31.2
   Accumulated effect of
     net unrealized
     investment (gains)
     losses...............  (24.6)  (6.3)    9.5
                           ------  -----   -----
Balance as of December 31. $  0.9  $22.7   $40.7
                           ======  =====   =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2012. 12.7%
                                  2013. 11.9%
                                  2014.  9.5%
                                  2015.  8.8%
                                  2016.  8.0%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                             U.S. LIFE
          (AMOUNTS IN MILLIONS)              INSURANCE RUNOFF   TOTAL
          ---------------------              --------- ------  ------
          Balance as of December 31, 2009:
          Gross goodwill....................  $ 49.1   $ 25.3  $ 74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Balance as of December 31, 2010:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Impairment losses.................   (49.1)      --   (49.1)
          Balance as of December 31, 2011:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................  $   --   $   --  $   --
                                              ======   ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   GOODWILL IMPAIRMENT LOSSES

   During 2011, we recorded a goodwill impairment related to our life and long-term care insurance reporting units. The key assumptions utilized in this valuation included expected future business performance, new business production, and the discount rate, all of which were adversely impacted as a result of regulatory environment developments and the current market environment resulting in the entire amount of goodwill being impaired for both these reporting units. There were no goodwill impairment charges recorded in 2010 and 2009.

(6) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut ("MetLife"). Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $160.1 million and $185.2 million as of December 31, 2011 and 2010, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $680.6 million and $691.8 million as of December 31, 2011 and 2010, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $1,042.4 million and $982.3 million as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had $64.8 million and $90.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.8 million and $2.6 million for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $1,883.1 million and $1,859.3 million, respectively, associated with UFLIC.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,460.8 million and $1,260.4 million, respectively, as of December 31, 2011 and 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2011        2010        2009
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 31,308.4  $ 29,431.2  $ 28,375.8
Amounts assumed from
  other companies........       50.6        47.6        54.7
Amounts ceded to other
  companies (1)..........  (22,870.1)  (22,166.2)  (21,782.2)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  8,488.9  $  7,312.6  $  6,648.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.6%        0.7%        0.8%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
                          -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2011     2010     2009     2011     2010     2009
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 238.4  $ 233.5  $ 227.6  $ 234.1  $ 231.0  $ 227.2
Assumed..................    69.4     70.6     72.9     70.7     71.8     72.1
Ceded....................  (122.6)  (119.7)  (121.1)  (122.3)  (120.6)  (120.0)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 185.2  $ 184.4  $ 179.4  $ 182.5  $ 182.2  $ 179.3
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               38.7%    39.4%    40.2%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $231.0 million, $239.7 million and $203.2 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2011     2010
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      5.0% - 7.5%  $1,706.0 $1,581.6
Structured settlements with life contingencies..    (b)      2.0% - 8.5%     584.8    583.6
Annuity contracts with life contingencies.......    (b)      2.0% - 8.5%     292.4    291.8
Traditional life insurance contracts............    (c)      2.5% - 7.5%      69.7     69.1
Supplementary contracts with life contingencies.    (b)      2.0% - 8.5%      46.7     48.0
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,699.7 $2,574.2
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2011     2010
---------------------                               -------- --------
Annuity contracts.................................. $3,173.1 $3,077.4
FABNs..............................................    400.1    400.1
Structured settlements without life contingencies..    231.3    243.0
Supplementary contracts without life contingencies.     67.4     67.5
                                                    -------- --------
   Total investment contracts......................  3,871.9  3,788.0
Universal life insurance contracts.................    270.4    253.8
                                                    -------- --------
   Total policyholder account balances............. $4,142.3 $4,041.8
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $881.4 million and $937.6 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2011   2010
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $239.5 $249.6
   Net amount at risk........................................................... $  6.4 $  3.3
   Average attained age of contractholders......................................     69     69

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $509.4 $569.9
   Net amount at risk........................................................... $ 35.3 $ 22.4
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $510.6 $543.5
   Guaranteed annuitization benefits............................................ $ 50.4 $ 56.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.2 million and $0.1 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $123.3 million and $78.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2011   2010
---------------------  ------ ------
 Balanced funds....... $342.7 $363.7
 Equity funds.........  126.1  132.5
 Bond funds...........   86.8   93.4
 Money market funds...    3.0    4.4
 Other................    2.3    5.9
                       ------ ------
    Total............. $560.9 $599.9
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2011     2010     2009
---------------------      -------  -------  -------
Beginning as of January 1. $ 443.7  $ 368.0  $ 318.7
Less reinsurance
  recoverables............  (272.9)  (217.2)  (193.2)
                           -------  -------  -------
   Net balance as of
     January 1............   170.8    150.8    125.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........   102.0     69.1     66.6
   Prior years............    19.4     33.8     31.5
                           -------  -------  -------
       Total incurred.....   121.4    102.9     98.1
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.3)   (23.2)   (25.1)
   Prior years............   (68.3)   (59.7)   (47.7)
                           -------  -------  -------
       Total paid.........   (92.6)   (82.9)   (72.8)
                           -------  -------  -------
   Net balance as of
     December 31..........   199.6    170.8    150.8
                           -------  -------  -------
Add reinsurance
  recoverables............   314.3    272.9    217.2
                           -------  -------  -------
Balance as of December 31. $ 513.9  $ 443.7  $ 368.0
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   During 2011, 2010 and 2009, we strengthened prior year reserves by $19.4 million, $33.8 million and $31.5 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we increased prior year claim reserves related to our long-term care insurance business by $19.3 million from $432.2 million as of December 31, 2010. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business as a result of an increase in the amount and duration of claims as compared to 2009.

   In 2010, we increased prior year claim reserves related to our long-term care insurance business by $27.2 million from $357.3 million as of December 31, 2009. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In 2009, we strengthened prior year claim reserves related to our long-term care insurance business by $24.3 million from $304.5 million as of December 31, 2008. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. Under this agreement, amounts incurred for these items aggregated $48.5 million, $45.1 million and $42.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.2 million, $0.3 million and $0.1 million of interest expense incurred under this agreement for December 31, 2011, 2010 and 2009, respectively. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2011, 2010 and 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011 and 2010, we did not record any gains in additional paid-in capital related to the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $25.9 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011  2010   2009
---------------------     -----  ----- -----
Current federal income
  taxes.................. $11.8  $16.4 $(9.4)
Deferred federal income
  taxes..................   4.9   11.7  14.6
                          -----  ----- -----
   Total federal income
     taxes...............  16.7   28.1   5.2
                          -----  ----- -----
Current state income
  taxes..................   0.1    0.6  (0.2)
Deferred state income
  taxes..................  (1.3)   1.5   0.2
                          -----  ----- -----
   Total state income
     taxes...............  (1.2)   2.1    --
                          -----  ----- -----
   Total provision for
     income taxes........ $15.5  $30.2 $ 5.2
                          =====  ===== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                            2011   2010  2009
                          -------  ----  ----
Statutory U.S. federal
  income tax rate........    35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........  (159.9)  1.6  (0.1)
   Dividends received
     deductions..........  (187.0) (0.9) (3.5)
   Tax benefits related
     to separation from
     our former parent...      --  (0.8)   --
   Non-deductible
     goodwill............ 3,443.3    --    --
   Interest on uncertain
     tax positions.......     0.7  (0.4)   --
   Other, net............   (34.7) (0.2) (2.5)
                          -------  ----  ----
Effective rate........... 3,097.4% 34.3% 28.9%
                          =======  ====  ====

   The effective tax rate was higher in 2011 compared to previous years primarily due to the impairment of non-deductible goodwill. Additionally, lower pre-tax results in 2011 increased the relative magnitude of other tax provision items. The effective tax rate was higher in 2010 compared to 2009 primarily due to changes in uncertain tax benefits related to our 2004 separation from our former parent, GE. In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Exceptions include several refund claims for years prior to 2005. The estimated exposure with respect to years prior to 2006 has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. In 2011, the IRS submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR included issues of disagreement which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. Appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2011   2010
---------------------         ------ ------
Assets:
   Investments............... $114.0 $109.5
   Accrued commission
     and general expenses....    2.9    2.9
   Net operating loss
     carryforwards...........    8.5    7.6
   Other.....................    2.6   15.7
                              ------ ------
       Total deferred
         income tax
         assets..............  128.0  135.7
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............  124.9   30.1
   Net unrealized gains
     on derivatives..........   81.6   26.2
   Insurance reserves........   35.7   38.7
   DAC.......................  128.3  127.3
   PVFP......................   18.4   20.4
   Other.....................    5.3    5.6
                              ------ ------
       Total deferred
         income tax
         liabilities.........  394.2  248.3
                              ------ ------
       Net deferred
         income tax
         liability........... $266.2 $112.6
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $24.2 million as of December 31, 2011, and, if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $1.9 million and $0.4 million for the years ended December 31, 2011 and December 31, 2009, respectively. We paid federal and state taxes of $18.0 million for the year ended December 31, 2010.

   As of December 31, 2011 and 2010, our current federal income tax receivable was $3.1 million and $16.5 million, respectively, and our current state income tax payable was $1.6 million and $1.2 million, respectively.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

            (AMOUNTS IN MILLIONS)                         2011  2010
            ---------------------                         ----- ----
            Balance as of January 1...................... $ 8.8 $ --
            Tax positions related to the current period:
               Gross additions...........................   1.7  2.4
            Tax positions related to the prior years:
               Gross additions...........................   0.6  6.4
                                                          ----- ----
            Balance as of December 31.................... $11.1 $8.8
                                                          ===== ====

   The total amount of unrecognized tax benefits was $11.1 million as of December 31, 2011, none of which would affect the effective rate on continuing operations. The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. For the year ended December 31, 2009, we had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. The consolidated balance sheet as of December 31, 2011 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2011. The consolidated balance sheet as of December 31, 2010 included approximately $0.5 million accrued for interest or penalties related to unrecognized tax benefits. We recorded a benefit of approximately $0.5 million of interest and penalties in 2010. The consolidated balance sheet as of December 31, 2009 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2009.

   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011 and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, bidding practices in connection with our management and administration of a third-party's municipal guaranteed investment contract business, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and our pricing structures. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor determine the ultimate outcomes of any pending investigations and legal proceedings, nor to provide reasonable ranges of possible losses.

   On July 30, 2010, we received a subpoena from the office of the New York Attorney General, relating to an industry-wide investigation of the use of retained asset accounts as a settlement option for life insurance death benefit payments. When a retained asset account is established for a beneficiary, we retain the death benefit proceeds in its general account and pay interest on those proceeds. Beneficiaries can withdraw all of the funds or a portion of the funds held in the account at any time. In addition to the subpoena, we have been contacted by state insurance regulators regarding retained asset accounts. We have responded to the New York Attorney General subpoena and state insurance regulator information requests, and will cooperate with respect to any follow-up requests or inquiries.

   On June 22, 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Swiss Re reinsures a block of long-term care insurance policies issued by us and GLIC. In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid premiums.

   Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                      2011                          2010
                          ----------------------------- -----------------------------
                          NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  779.2  $  835.2   $    (1) $  785.4  $  820.0
   Other invested assets.       (1)       --        --        (1)      0.3       0.3
Liabilities:
   Investment contracts..       (1)  3,871.9   3,975.5        (1)  3,788.0   3,861.9

--------
(1)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                 2011
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  427.4   $--   $  427.4 $   --
   Internal models................      3.9    --         --    3.9
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    431.3    --      427.4    3.9
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     64.1    --       64.1     --
   Internal models................      7.2    --         --    7.2
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     71.3    --       64.1    7.2
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,619.4    --    2,619.4     --
   Broker quotes..................     14.6    --         --   14.6
   Internal models................    274.0    --       49.8  224.2
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,908.0    --    2,669.2  238.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    695.9    --      695.9     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    295.8    --       61.6  234.2
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    996.7    --      757.5  239.2
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    607.5    --      607.5     --
   Internal models................      0.5    --         --    0.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    608.0    --      607.5    0.5
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    492.6    --      492.6     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      2.1    --         --    2.1
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    498.6    --      492.6    6.0
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    212.9    --      212.9     --
   Broker quotes..................     22.3    --         --   22.3
   Internal models................      2.9    --        2.9     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    238.1    --      215.8   22.3
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,752.0   $--   $5,234.1 $517.9
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                 2010
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  210.0   $--   $  210.0 $   --
   Internal models................      5.4    --        1.9    3.5
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    215.4    --      211.9    3.5
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     61.3    --       61.3     --
   Internal models................      8.5    --        8.5     --
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     69.8    --       69.8     --
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,312.8    --    2,312.8     --
   Broker quotes..................      8.2    --         --    8.2
   Internal models................    280.6    --      204.3   76.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,601.6    --    2,517.1   84.5
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    621.9    --      621.9     --
   Broker quotes..................     15.2    --         --   15.2
   Internal models................    320.0    --      290.6   29.4
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    957.1    --      912.5   44.6
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    472.8    --      472.8     --
   Broker quotes..................      5.1    --         --    5.1
   Internal models................      6.5    --         --    6.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    484.4    --      472.8   11.6
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    533.0    --      533.0     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      3.8    --         --    3.8
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    540.7    --      533.0    7.7
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    169.6    --      169.6     --
   Broker quotes..................      4.2    --         --    4.2
   Internal models................      1.2    --        1.2     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    175.0    --      170.8    4.2
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,044.0   $--   $4,887.9 $156.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                      2011
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.1   $0.1    $ --    $ --
Internal models..........  0.1     --      --     0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.2   $0.1    $ --    $0.1
                          ====   ====    ====    ====

                                      2010
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.9   $ --    $0.8    $0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.9   $ --    $0.8    $0.1
                          ====   ====    ====    ====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                       2011
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.6   $--    $1.6   $   --
Broker quotes............  103.1    --      --    103.1
                          ------   ---    ----   ------
   Total trading
     securities.......... $104.7   $--    $1.6   $103.1
                          ======   ===    ====   ======

                                       2010
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  2.4   $--    $2.4   $   --
Broker quotes............    8.8    --      --      8.8
Internal models..........   99.3    --      --     99.3
                          ------   ---    ----   ------
   Total trading
     securities.......... $110.5   $--    $2.4   $108.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments and is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and consumer price index, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3.

   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIEs are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $13.9 million and $5.6 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                        2011
                                          ---------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                     -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-
            sponsored enterprises........ $  431.3 $   --  $  427.4 $  3.9
          Government --
            non-U.S......................     71.3     --      64.1    7.2
          U.S. corporate.................  2,908.0     --   2,669.2  238.8
          Corporate --
            non-U.S......................    996.7     --     757.5  239.2
          Residential
            mortgage-backed..............    608.0     --     607.5    0.5
          Commercial
            mortgage-backed..............    498.6     --     492.6    6.0
          Other
            asset-backed.................    238.1     --     215.8   22.3
                                          -------- ------  -------- ------
          Total fixed
            maturity
            securities...................  5,752.0     --   5,234.1  517.9
                                          -------- ------  -------- ------
       Equity securities.................      0.2    0.1        --    0.1
                                          -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities...................    104.7     --       1.6  103.1
          Derivative
            assets:
              Interest
                rate
                swaps....................    194.5     --     194.5     --
              Credit
                default
                swaps....................      0.3     --       0.3     --
              Equity
                index
                options..................      1.9     --        --    1.9
                                          -------- ------  -------- ------
              Total
                derivative
                assets...................    196.7     --     194.8    1.9
                                          -------- ------  -------- ------
          Securities
            lending
            collateral...................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral...................    136.7     --     136.7     --
                                          -------- ------  -------- ------
          Total other
            invested
            assets.......................    487.5     --     382.5  105.0
                                          -------- ------  -------- ------
   Restricted other
     invested assets
     related to VIEs.....................    303.9     --     199.4  104.5
   Other assets (1)......................      2.3     --       2.3     --
   Reinsurance
     recoverable (2).....................      2.6     --        --    2.6
   Separate account
     assets..............................    885.0  885.0        --     --
                                          -------- ------  -------- ------
          Total assets................... $7,433.5 $885.1  $5,818.3 $730.1
                                          ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (3)........................ $   58.4 $   --  $     -- $ 58.4
   Derivative
     liabilities:
       Interest rate
         swaps...........................      1.4     --       1.4     --
       Inflation indexed
         swaps...........................      2.5     --       2.5     --
       Credit default
         swaps...........................      5.1     --        --    5.1
       Credit default
         swaps related
         to VIEs.........................    177.0     --        --  177.0
       Equity return
         swaps...........................      0.9     --       0.9     --
                                          -------- ------  -------- ------
       Total derivative
         liabilities.....................    186.9     --       4.8  182.1
   Borrowings related to
     VIEs................................      6.3     --        --    6.3
                                          -------- ------  -------- ------
          Total
            liabilities.................. $  251.6 $   --  $    4.8 $246.8
                                          ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with certain reinsurance agreements.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                        2010
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                    --------  -------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  215.4  $     -- $  211.9 $  3.5
          Government --
            non-U.S.....................     69.8        --     69.8     --
          U.S. corporate................  2,601.6        --  2,517.1   84.5
          Corporate --
            non-U.S.....................    957.1        --    912.5   44.6
          Residential
            mortgage-backed.............    484.4        --    472.8   11.6
          Commercial
            mortgage-backed.............    540.7        --    533.0    7.7
          Other
            asset-backed................    175.0        --    170.8    4.2
                                         --------  -------- -------- ------
          Total fixed
            maturity
            securities..................  5,044.0        --  4,887.9  156.1
                                         --------  -------- -------- ------
       Equity securities................      0.9        --      0.8    0.1
                                         --------  -------- -------- ------
       Other invested
         assets:
          Trading
            securities..................    110.5        --      2.4  108.1
          Derivative
            assets:
              Interest
                rate
                swaps...................     49.8        --     49.8     --
              Interest
                rate
                swaptions...............      0.1        --       --    0.1
              Credit
                default
                swaps...................      0.8        --      0.8     --
              Equity
                index
                options.................      2.1        --       --    2.1
                                         --------  -------- -------- ------
              Total
                derivative
                assets..................     52.8        --     50.6    2.2
                                         --------  -------- -------- ------
          Securities
            lending
            collateral..................     66.1        --     66.1     --
          Derivatives
            counterparty
            collateral..................     26.1        --     26.1     --
                                         --------  -------- -------- ------
          Total other
            invested
            assets......................    255.5        --    145.2  110.3
                                         --------  -------- -------- ------
   Restricted other
     invested assets
     related to VIEs....................    306.5        --    199.3  107.2
   Reinsurance
     recoverable (1)....................     (0.9)       --       --   (0.9)
   Separate account
     assets.............................  1,000.9   1,000.9       --     --
                                         --------  -------- -------- ------
          Total assets.................. $6,606.9  $1,000.9 $5,233.2 $372.8
                                         ========  ======== ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   13.1  $     -- $     -- $ 13.1
   Derivative
     liabilities:
       Interest rate
         swaps..........................     16.8        --     16.8     --
       Inflation indexed
         swaps..........................      2.1        --      2.1     --
       Credit default
         swaps..........................      0.4        --       --    0.4
       Credit default
         swaps related
         to VIEs........................    128.6        --       --  128.6
                                         --------  -------- -------- ------
       Total derivative
         liabilities....................    147.9        --     18.9  129.0
   Borrowings related to
     VIEs...............................      7.7        --       --    7.7
                                         --------  -------- -------- ------
          Total
            liabilities................. $  168.7  $     -- $   18.9 $149.8
                                         ========  ======== ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

changes occur. Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------



                              BEGINNING
                               BALANCE
                                AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                              JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)            2011      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------         ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....   $  3.5      $  --     $(0.1)    $  --   $   --    $ --      $ (1.4)    $  1.9   $  --
  Government -- non-U.S......       --         --        --        --       --      --        (1.3)       8.5      --
  U.S. corporate (1).........     84.5        2.5      11.7      32.0     (8.3)     --        (6.2)     122.6      --
  Corporate --
    non-U.S. (1).............     44.6       (5.2)     (2.0)     30.0    (12.2)     --       (11.9)     196.8    (0.9)
  Residential
    mortgage-backed..........     11.6         --      (5.6)       --       --      --        (5.5)        --      --
  Commercial
    mortgage-backed..........      7.7         --      (0.1)       --       --      --        (1.6)        --      --
  Other asset-backed.........      4.2       (0.5)      0.2      18.4       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total fixed maturity
    securities...............    156.1       (3.2)      4.1      80.4    (20.5)     --       (27.9)     329.8    (0.9)
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Equity securities............      0.1         --        --        --       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Other invested assets:
  Trading securities.........    108.1       (1.3)       --        --       --      --        (3.7)        --      --
  Derivative assets:
     Credit default swaps....      0.1       (0.1)       --        --       --      --          --         --      --
     Equity index options....      2.1        1.4        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
     Total derivative
      assets.................      2.2        1.3        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total other invested
    assets...................    110.3         --        --       8.4       --      --       (13.7)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Restricted other
 invested assets
 related to VIEs (2).........    107.2       (2.7)       --        --       --      --          --         --      --
Reinsurance recoverable
 (3).........................     (0.9)       3.0        --        --       --     0.5          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Total Level 3 assets.........   $372.8      $(2.9)    $ 4.1     $88.8   $(20.5)   $0.5      $(41.6)    $329.8   $(0.9)
                                ======      =====     =====     =====   ======    ====      ======     ======   =====




                                           TOTAL GAINS
                                             (LOSSES)
                                           INCLUDED IN
                                 ENDING     NET INCOME
                                BALANCE       (LOSS)
                                 AS OF     ATTRIBUTABLE
                              DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2011      STILL HELD
---------------------         ------------ ------------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....    $  3.9       $  --
  Government -- non-U.S......       7.2          --
  U.S. corporate (1).........     238.8         2.5
  Corporate --
    non-U.S. (1).............     239.2        (0.1)
  Residential
    mortgage-backed..........       0.5          --
  Commercial
    mortgage-backed..........       6.0          --
  Other asset-backed.........      22.3        (0.5)
                                 ------       -----
  Total fixed maturity
    securities...............     517.9         1.9
                                 ------       -----
Equity securities............       0.1          --
                                 ------       -----
Other invested assets:
  Trading securities.........     103.1        (1.3)
  Derivative assets:
     Credit default swaps....        --        (0.1)
     Equity index options....       1.9         1.4
                                 ------       -----
     Total derivative
      assets.................       1.9         1.3
                                 ------       -----
  Total other invested
    assets...................     105.0          --
                                 ------       -----
Restricted other
 invested assets
 related to VIEs (2).........     104.5        (2.7)
Reinsurance recoverable
 (3).........................       2.6         3.0
                                 ------       -----
Total Level 3 assets.........    $730.1       $ 2.2
                                 ======       =====

--------
(1)The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------
                                                                                                            TOTAL GAINS
                                                                                                              (LOSSES)
                                                               PURCHASES,                                   INCLUDED IN
                              BEGINNING                          SALES,                           ENDING     NET INCOME
                               BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                                AS OF    INCLUDED IN              AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                              JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2010      (LOSS)     IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------         ---------- ----------- -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities
   U.S. government,
     agencies and
     government-sponsored
     enterprises.............  $     --    $   --     $  --      $ (0.8)    $  4.3  $      --     $  3.5       $   --
   U.S. corporate (1)........      74.5       2.0       0.5         4.3       24.8      (21.6)      84.5          2.0
   Corporate -- non-U.S.
     (1).....................      46.7     (10.7)      4.1         7.6       29.5      (32.6)      44.6         (2.8)
   Residential
     mortgage- backed (2)....     217.5        --       0.1         4.0         --     (210.0)      11.6           --
   Commercial
     mortgage- backed (2)....     532.6      (1.3)      1.8       (30.5)      22.3     (517.2)       7.7           --
   Other asset-backed
     (2), (3)................     421.6      (0.1)     (0.5)       (0.8)        --     (416.0)       4.2         (3.7)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total fixed maturity
     securities..............   1,292.9     (10.1)      6.0       (16.2)      80.9   (1,197.4)     156.1         (4.5)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Equity securities............        --        --        --         0.1         --         --        0.1           --
                               --------    ------     -----      ------     ------  ---------     ------       ------
Other invested assets:
   Trading securities (3)....      14.7       2.4        --       (10.0)     102.1       (1.1)     108.1          2.2
   Derivative assets:........
       Credit default
         swaps...............       1.0      (0.9)       --          --         --         --        0.1         (0.9)
       Equity index
         options.............       6.7      (6.2)       --         1.6         --         --        2.1         (6.2)
                               --------    ------     -----      ------     ------  ---------     ------       ------
       Total derivative
         assets..............       7.7      (7.1)       --         1.6         --         --        2.2         (7.1)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total other invested
     assets..................      22.4      (4.7)       --        (8.4)     102.1       (1.1)     110.3         (4.9)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Restricted other
  invested assets
  related to VIEs (4)........        --      (4.7)       --       111.9         --         --      107.2         (4.7)
Reinsurance recoverable
  (5)........................      (0.9)     (0.4)       --         0.4         --         --       (0.9)        (0.4)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Total Level 3 assets.........  $1,314.4    $(19.9)    $ 6.0      $ 87.8     $183.0  $(1,198.5)    $372.8       $(14.5)
                               ========    ======     =====      ======     ======  =========     ======       ======

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
(3)Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
                                      -----------------



                           BEGINNING                                                                                ENDING
                            BALANCE   INCLUDED                                                                     BALANCE
                             AS OF     IN NET                                                  TRANSFER TRANSFER    AS OF
                           JANUARY 1, (INCOME)  INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2011      LOSS     IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------      ---------- --------  -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1).............   $ 13.1    $41.0      $--       $--     $--    $4.3       $  --      $--      $--       $ 58.4
Derivative liabilities:
   Credit default swaps...      0.4      5.3       --        --      --      --        (0.6)      --       --          5.1
   Credit default swaps
    related to VIEs (2)...    128.6     48.4       --        --      --      --          --       --       --        177.0
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total derivative
 liabilities..............    129.0     53.7       --        --      --      --        (0.6)      --       --        182.1
Borrowings related to
 VIEs (2).................      7.7     (1.4)      --        --      --      --          --       --       --          6.3
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total Level 3 liabilities.   $149.8    $93.3      $--       $--     $--    $4.3       $(0.6)     $--      $--       $246.8
                             ======    =====      ===       ===     ===    ====       =====      ===      ===       ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1).............     $41.3
Derivative liabilities:
   Credit default swaps...       5.3
   Credit default swaps
    related to VIEs (2)...      48.4
                               -----
Total derivative
 liabilities..............      53.7
Borrowings related to
 VIEs (2).................      (1.1)
                               -----
Total Level 3 liabilities.     $93.9
                               =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
-                                     -----------------
                                                                                                     TOTAL (GAINS)
                                                                                                         LOSSES
                                                          PURCHASES                                   INCLUDED IN
                           BEGINNING                        SALES,                         ENDING     NET (INCOME)
                            BALANCE   INCLUDED            ISSUANCES                       BALANCE         LOSS
                             AS OF     IN NET                AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, (INCOME)  INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010      LOSS     IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------      ---------- --------  -------- ------------ -------- -------- ------------ --------------
Policyholder account
 balances (1).............   $19.0     $(9.5)     $--       $ 3.6      $   --    $--       $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps...      --       0.4       --          --          --     --          0.4          0.4
   Credit default swaps...
   related to VIEs (2)....      --       9.0       --        (1.0)      120.6     --        128.6          9.0
                             -----     -----      ---       -----      ------    ---       ------        -----
   Total derivative
    liabilities...........      --       9.4       --        (1.0)      120.6     --        129.0          9.4
Borrowings related to
 VIEs (2).................      --      (0.8)      --          --         8.5     --          7.7         (0.8)
                             -----     -----      ---       -----      ------    ---       ------        -----
Total Level 3 liabilities.   $19.0     $(0.9)     $--       $ 2.6      $129.1    $--       $149.8        $(0.7)
                             =====     =====      ===       =====      ======    ===       ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(13)VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (a) Variable Interest Entities Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the years ended December 31:

      (AMOUNTS IN MILLIONS)                                  2011    2010
      ---------------------                                 ------  -----
      Revenues:
      Net investment income:
         Restricted other invested assets.................. $  1.0  $ 1.0
                                                            ------  -----
         Total net investment income.......................    1.0    1.0
                                                            ------  -----
      Net investment gains (losses):
         Trading securities................................   (0.5)   9.2
         Derivatives.......................................  (45.8)  (8.6)
         Borrowings related to VIEs recorded at fair value.    1.4    0.4
                                                            ------  -----
         Total net investment gains (losses)...............  (44.9)   1.0
                                                            ------  -----
             Total revenues................................  (43.9)   2.0
                                                            ------  -----
      Expenses:
      Interest expense.....................................    1.7    1.8
                                                            ------  -----
             Total expenses................................    1.7    1.8
                                                            ------  -----
      Income (loss) before income taxes....................  (45.6)   0.2
      Provision (benefit) for income taxes.................  (16.1)   0.1
                                                            ------  -----
      Net income (loss).................................... $(29.5) $ 0.1
                                                            ======  =====

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

        (AMOUNTS IN MILLIONS)                               2011   2010
        ---------------------                              ------ ------
        Assets
           Investments:
               Restricted other invested assets:
                  Trading securities...................... $303.9 $306.5
                                                           ------ ------
               Total restricted other invested assets.....  303.9  306.5
                                                           ------ ------
                  Total investments.......................  303.9  306.5
           Accrued investment income......................    0.3    0.3
                                                           ------ ------
               Total assets............................... $304.2 $306.8
                                                           ====== ======
        Liabilities
           Other liabilities:
               Derivative liabilities..................... $177.0 $128.6
               Other liabilities..........................    0.1    0.1
                                                           ------ ------
               Total other liabilities....................  177.1  128.7
           Borrowings related to VIEs.....................    6.3    7.7
                                                           ------ ------
               Total liabilities.......................... $183.4 $136.4
                                                           ====== ======

   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (b) Borrowings Related To Variable Interest Entities

   Borrowings related VIEs were as follows as of December 31:

                                 2011               2010
                          ------------------ ------------------
                          PRINCIPAL CARRYING PRINCIPAL CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    VALUE    AMOUNT    VALUE
---------------------     --------- -------- --------- --------
Marvel Finance 2007-1
  LLC, due 2017 (1)......   $ 2.5     $0.3     $ 4.6     $1.0
Marvel Finance 2007-4
  LLC, due 2017 (1)......    11.9      6.0      11.9      6.7
                            -----     ----     -----     ----
   Total.................   $14.4     $6.3     $16.5     $7.7
                            =====     ====     =====     ====

--------
(1)Accrual of interest based on three-month London Interbank Offered Rate that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14)RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on statutory results as of December 31, 2011, we have no capacity to make a dividend payment in 2012 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2011, 2010 and 2009.

(15)SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We received a permitted practice from New York to exempt certain of our investments from a new NAIC structured security valuation and ratings process.

   As of and for the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2011   2010   2009
---------------------          ------ ------ ------
Statutory net income.......... $  6.5 $130.0 $ 40.9
Statutory capital and surplus.  559.5  549.1  429.5

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level. As of December 31, 2011 and 2010, we exceeded the minimum required RBC levels.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. We have increased life insurance statutory reserves and have taken steps to mitigate the impact the regulations have had on our business. We cannot provide assurance that we will be able to continue to implement actions to mitigate further impacts of Regulations XXX or AXXX on our life insurance products. Additionally, we cannot provide assurance that there will not be regulatory, tax or other challenges to the actions we have taken to date. The result of those potential challenges could require us to increase statutory reserves or incur higher operating and/or tax costs.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(16)SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life and long-term care insurance and fixed deferred annuities businesses. Our Runoff segment primarily includes variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                          U.S. LIFE           CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF       OTHER       TOTAL
---------------------     --------- --------  ------------- ---------
Net investment income.... $  325.8  $    3.0     $  0.6     $   329.4
Premiums.................    182.5        --         --         182.5
Net investment gains
  (losses)...............     (5.1)    (58.4)      (1.1)        (64.6)
Policy fees and other
  income.................     22.4      21.5         --          43.9
                          --------  --------     ------     ---------
   Total revenues........    525.6     (33.9)      (0.5)        491.2
                          --------  --------     ------     ---------
Benefits and other
  changes in policy
  reserves...............    233.4       1.7         --         235.1
Interest credited........    108.5       2.9         --         111.4
Acquisition and
  operating expenses,
  net of deferrals.......     38.9       8.6        1.1          48.6
Amortization of deferred
  acquisition costs and
  intangibles............     39.4       5.1         --          44.5
Goodwill impairment......     49.1        --         --          49.1
Interest expense.........      0.3       1.7         --           2.0
                          --------  --------     ------     ---------
   Total benefits and
     expenses............    469.6      20.0        1.1         490.7
                          --------  --------     ------     ---------
Income (loss) before
  income taxes...........     56.0     (53.9)      (1.6)          0.5
Provision (benefit) for
  income taxes...........     37.1     (20.1)      (1.5)         15.5
                          --------  --------     ------     ---------
Net income (loss)........ $   18.9  $  (33.8)    $ (0.1)    $   (15.0)
                          ========  ========     ======     =========
Total assets............. $8,963.5  $1,595.1     $444.5     $11,003.1
                          ========  ========     ======     =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                          U.S. LIFE          CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF      OTHER       TOTAL
---------------------     --------- -------- ------------- ---------
Net investment income.... $  311.4  $    2.9    $  2.3     $   316.6
Premiums.................    182.2        --        --         182.2
Net investment gains
  (losses)...............    (23.7)      9.2      (5.9)        (20.4)
Policy fees and other
  income.................     16.7      29.2        --          45.9
                          --------  --------    ------     ---------
   Total revenues........    486.6      41.3      (3.6)        524.3
                          --------  --------    ------     ---------
Benefits and other
  changes in policy
  reserves...............    217.3       2.8        --         220.1
Interest credited........    114.0       3.0        --         117.0
Acquisition and
  operating expenses,
  net of deferrals.......     36.6       8.7       1.9          47.2
Amortization of deferred
  acquisition costs and
  intangibles............     46.4       3.4        --          49.8
Interest expense.........      0.3       1.8        --           2.1
                          --------  --------    ------     ---------
   Total benefits and
     expenses............    414.6      19.7       1.9         436.2
                          --------  --------    ------     ---------
Income (loss) before
  income taxes...........     72.0      21.6      (5.5)         88.1
Provision (benefit) for
  income taxes...........     25.5       6.8      (2.1)         30.2
                          --------  --------    ------     ---------
Net income (loss)........ $   46.5  $   14.8    $ (3.4)    $    57.9
                          ========  ========    ======     =========
Total assets............. $7,891.4  $1,706.7    $558.2     $10,156.3
                          ========  ========    ======     =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                          U.S. LIFE        CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE RUNOFF     OTHER      TOTAL
---------------------     --------- ------ ------------- ------
Net investment income....  $289.1   $ 8.7      $ 0.6     $298.4
Premiums.................   179.3      --         --      179.3
Net investment gains
  (losses)...............   (94.3)    2.5       (0.8)     (92.6)
Policy fees and other
  income.................    12.8    13.2         --       26.0
                           ------   -----      -----     ------
   Total revenues........   386.9    24.4       (0.2)     411.1
                           ------   -----      -----     ------
Benefits and other
  changes in policy
  reserves...............   200.0     2.5         --      202.5
Interest credited........   123.1     5.2         --      128.3
Acquisition and
  operating expenses,
  net of deferrals.......    31.3     6.8        0.9       39.0
Amortization of deferred
  acquisition costs and
  intangibles............     8.2    15.0         --       23.2
Interest expense.........     0.1      --         --        0.1
                           ------   -----      -----     ------
   Total benefits and
     expenses............   362.7    29.5        0.9      393.1
                           ------   -----      -----     ------
Income (loss) before
  income taxes...........    24.2    (5.1)      (1.1)      18.0
Provision (benefit) for
  income taxes...........     8.0    (3.0)       0.2        5.2
                           ------   -----      -----     ------
Net income (loss)........  $ 16.2   $(2.1)     $(1.3)    $ 12.8
                           ======   =====      =====     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund --Series I shares)
Invesco Van Kampen V.I. American Franchise Fund --  Series II shares (formerly,
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares)
Invesco Van Kampen V.I. Comstock Fund -- Series II shares
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares
Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares (formerly,
  Invesco V.I. Basic Value Fund --Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 (formerly,
  Columbia Marsico Growth Fund, Variable Series -- Class A)
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series -- Class B)


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2

VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares



GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA --  Service Shares

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

WELLS FARGO VARIABLE TRUST:

Wells Fargo Advantage VT Omega Growth Fund -- Class 2

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

TABLE OF CONTENTS


DEFINITIONS......................................................  6

FEE TABLES.......................................................  7
   Examples......................................................  9

SYNOPSIS.........................................................  9

CONDENSED FINANCIAL INFORMATION.................................. 12

THE COMPANY...................................................... 12

FINANCIAL CONDITION OF THE COMPANY............................... 12

THE SEPARATE ACCOUNT............................................. 13
   The Portfolios................................................ 13
   Subaccounts................................................... 15
   Voting Rights................................................. 23
   Asset Allocation Program...................................... 23

THE GUARANTEE ACCOUNT............................................ 29

CHARGES AND OTHER DEDUCTIONS..................................... 30
   Transaction Expenses.......................................... 30
       Surrender Charge.......................................... 30
       Exceptions to the Surrender Charge........................ 31
   Deductions from the Separate Account.......................... 31
   Other Charges................................................. 32

THE CONTRACT..................................................... 32
   Purchase of the Contract...................................... 32
   Ownership..................................................... 33
   Assignment.................................................... 33
   Purchase Payments............................................. 34
   Valuation Day and Valuation Period............................ 34
   Allocation of Purchase Payments............................... 34
   Enhanced Payment Benefit Option............................... 34
   Valuation of Accumulation Units............................... 35

TRANSFERS........................................................ 35
   Transfers Before the Annuity Commencement Date................ 35
   Transfers from the Guarantee Account to the Subaccounts....... 35
   Transfers from the Subaccounts to the Guarantee Account....... 35
   Transfers Among the Subaccounts............................... 36
   Telephone/Internet Transactions............................... 36
   Confirmation of Transactions.................................. 37
   Special Note on Reliability................................... 37
   Transfers by Third Parties.................................... 37
   Special Note on Frequent Transfers............................ 38
   Dollar Cost Averaging Program................................. 39
   Defined Dollar Cost Averaging Program......................... 40
   Portfolio Rebalancing Program................................. 41
   Guarantee Account Interest Sweep Program...................... 41


SURRENDERS AND PARTIAL WITHDRAWALS..........................................  41
   Surrenders and Partial Withdrawals.......................................  41
   Restrictions on Distributions from Certain Contracts.....................  42
   Systematic Withdrawal Program............................................  42

THE DEATH BENEFIT...........................................................  43
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.  43
   When We Calculate The Death Benefit......................................  44
   Death of an Owner or Joint Owner Before the Annuity Commencement Date....  45
   Death of Owner, Joint Owner or Annuitant After Income Payments Begin.....  47

INCOME PAYMENTS.............................................................  47
   Optional Payment Plans...................................................  48
   Variable Income Payments.................................................  49
   Transfers After the Annuity Commencement Date............................  50

TAX MATTERS.................................................................  50
   Introduction.............................................................  50
   Taxation of Non-Qualified Contracts......................................  50
   Section 1035 Exchanges...................................................  52
   Qualified Retirement Plans...............................................  53
   Federal Income Tax Withholding...........................................  57
   State Income Tax Withholding.............................................  57
   Tax Status of the Company................................................  57
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..............  57
   Federal Defense of Marriage Act..........................................  58
   Annuity Purchases by Residents of Puerto Rico............................  58
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.........  58
   Foreign Tax Credits......................................................  58
   Changes in the Law.......................................................  58

REQUESTING PAYMENTS.........................................................  58

SALE OF THE CONTRACTS.......................................................  59

ADDITIONAL INFORMATION......................................................  60
   Owner Questions..........................................................  60
   Return Privilege.........................................................  60
   State Regulation.........................................................  61
   Evidence of Death, Age, Gender, Marital Status or Survival...............  61
   Records and Reports......................................................  61
   Other Information........................................................  61
   Legal Proceedings........................................................  61

APPENDIX -- CONDENSED FINANCIAL INFORMATION................................. A-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase
payments partially withdrawn or surrendered)       Maximum of 8%/1,2/
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------------------
Annual Contract Charge                                    $30.00/1/
---------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------------------
                                           Annuitant (Joint      Either Annuitant Over
                                         Annuitant, if any) Age    Age 70 at Issue
                                         70 or Younger at Issue
                                         ----------------------------------------------
 Mortality and Expense Risk Charge              1. 30%                  1.50%
---------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.15%/2/                0.15%/2/
---------------------------------------------------------------------------------------
OPTIONAL BENEFITS
---------------------------------------------------------------------------------------
 Enhanced Payment Benefit Option               0.15%/2/                0.15%/2/
---------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/3/                                    1.60%                   1.80%
---------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $988       $1,890      $2,711       $4,558


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $414       $1,309      $2,215       $4,526


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $444       $1,340      $2,246       $4,558


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US

AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                          SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
FUNDS (INVESCO VARIABLE   SERIES I SHARES
INSURANCE FUNDS)
                          -----------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                           SERIES I SHARES)
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES II SHARES (FORMERLY, INVESCO
                          VAN KAMPEN V.I. CAPITAL GROWTH
                          FUND -- SERIES II SHARES)
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES    through investments in equity
                                                               securities, including common stocks,
                                                               preferred stocks and securities
                                                               convertible into common and preferred
                                                               stocks.
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY       Seeks both capital appreciation and
                          AND INCOME FUND -- CLASS II          current income.
                          SHARES
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. VALUE        Long-term growth of capital.
                          OPPORTUNITIES FUND --  SERIES II
                          SHARES (FORMERLY, INVESCO V.I.
                          BASIC VALUE FUND -- SERIES II
                          SHARES)
                          -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
FUND, INC.                CLASS B                              determination of reasonable risk.
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL THEMATIC    Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B

                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          -----------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,   CLASS II                             strategy that seeks to protect against
INC.                                                           U.S. inflation.
                          -----------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.           Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES             secondarily, income.

                          -----------------------------------------------------------------------------


                                        ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                 AS APPLICABLE)
---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.


---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
to seek capital growth.                 Invesco Advisers, Inc.




---------------------------------------------------------------------
to seek capital growth.                 Invesco Advisers, Inc.




---------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
---------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.

---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.




---------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
---------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.     Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         --------------------------------------------------------------------------------
                         BLACKROCK LARGE CAP GROWTH V.I.      Seeks long-term capital growth.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES        Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --       The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1       capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         --------------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --       The fund seeks long-term growth of
                         MARSICO INTERNATIONAL                capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         --------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND         To provide a high level of current
TRUST                                                         income.
                         --------------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND           Seeks high current income by investing
SERIES                   FUND II -- SERVICE SHARES            in a diversified portfolio of high yield,
                                                              lower-rated corporate bonds,
                                                              commonly referred to as "junk bonds."
                         --------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --        Seeks capital appreciation.
                         SERVICE SHARES


                         --------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP ASSET MANAGER/SM/ PORTFOLIOS --  Seeks to obtain high total return with
INSURANCE PRODUCTS       SERVICE CLASS 2                      reduced risk over the long term by
FUND                                                          allocating its assets among stocks,
                                                              bonds, and short-term instruments.









                         --------------------------------------------------------------------------------
                         VIP BALANCED PORTFOLIO --            Seeks income and capital growth
                         SERVICE CLASS 2                      consistent with reasonable risk.

                         --------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --       Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         --------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION     Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         --------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high total investment return.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC and
                                           BlackRock International Limited)
-------------------------------------------------------------------------------
Seeks long-term capital growth.            BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC)
-------------------------------------------------------------------------------
Seeks long-term capital growth.            BlackRock Advisors, LLC
       (subadvised by BlackRock
                                           Investment Management, LLC)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)


-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)



-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income by investing     Federated Investment Management
in a diversified portfolio of high yield,  Company
lower-rated corporate bonds,
commonly referred to as "junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long term by         Company (FMR) (subadvised by
allocating its assets among stocks,        Fidelity Investments Money
bonds, and short-term instruments.         Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks income and capital growth            FMR (subadvised by FIMM, FMRC,
consistent with reasonable risk.           FRAC, FMR U.K., FIIA,
                                           FIIA(U.K.)L, and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                       SERVICE CLASS 2                     will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                       -------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP GROWTH & INCOME PORTFOLIO --    Seeks high total return through a
                       SERVICE CLASS 2                     combination of current income and
                                                           capital appreciation.
                       -------------------------------------------------------------------------------
                       VIP GROWTH OPPORTUNITIES            The fund seeks to provide capital
                       PORTFOLIO -- SERVICE CLASS 2        growth.




                       -------------------------------------------------------------------------------
                       VIP GROWTH STOCK PORTFOLIO --       The fund seeks capital appreciation.
                       SERVICE CLASS 2
                       -------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND           Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2        as is consistent with the preservation of
                                                           capital.
                       -------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --   Seeks capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN INCOME SECURITIES FUND --  Seeks to maximize income while
VARIABLE INSURANCE     CLASS 2 SHARES                      maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                       -------------------------------------------------------------------------------
                       FRANKLIN TEMPLETON VIP FOUNDING     Seeks capital appreciation, with
                       FUNDS ALLOCATION FUND --            income as a secondary goal. The fund
                       CLASS 2 SHARES/1/                   normally invests equal portions in
                                                           Class 1 shares of Franklin Income
                                                           Securities Fund; Mutual Shares
                                                           Securities Fund; and Templeton
                                                           Growth Securities Fund.
                       -------------------------------------------------------------------------------
                       MUTUAL SHARES SECURITIES FUND --    Seeks capital appreciation, with
                       CLASS 2 SHARES                      income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                       -------------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES FUND    Seeks long-term capital growth. The
                       -- CLASS 2 SHARES                   fund normally invests primarily in
                                                           equity securities of companies located
                                                           anywhere in the world, including those
                                                           in the U.S. and in emerging markets.
                       -------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  CORE VALUE EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
INC.                   SHARES                              future income.
                       -------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan) Inc.
                                           (FMR Japan)
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
        U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                        SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                        -------------------------------------------------------------------------------
                        INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
                                                            with prudent investment management
                                                            and the preservation of capital.
                        -------------------------------------------------------------------------------
                        MID-CAP EQUITY FUND --              Seeks long-term growth of capital and
                        CLASS 1 SHARES/2/                   future income.
                        -------------------------------------------------------------------------------
                        MONEY MARKET FUND/3/                Seeks a high level of current income
                                                            consistent with the preservation of
                                                            capital and the maintenance of
                                                            liquidity.
                        -------------------------------------------------------------------------------
                        PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                        CLASS 1 SHARES                      future income rather than current
                                                            income.
                        -------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --      Seeks maximum total return through
                        CLASS 1 SHARES                      current income and capital
                                                            appreciation.
                        -------------------------------------------------------------------------------
                        S&P 500(R) INDEX FUND/1/            Seeks growth of capital and
                                                            accumulation of income that
                                                            corresponds to the investment return of
                                                            the S&P 500(R) Composite Stock Index.
                        -------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND --            Seeks long-term growth of capital.
                        CLASS 1 SHARES





                        -------------------------------------------------------------------------------
                        TOTAL RETURN FUND --                Seeks the highest total return,
                        CLASS 1 SHARES                      composed of current income and
                                                            capital appreciation, as is consistent
                                                            with prudent investment risk.



                        -------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1 SHARES  Seeks long-term growth of capital.
                        -------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO --               Seeks long-term capital growth,
                        SERVICE SHARES                      consistent with preservation of capital
                                                            and balanced by current income.
                        -------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/4/ that seeks
                                                            long-term growth of capital.
                        -------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
        (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management, L.L.C.
                                           (for small-cap equity investments
                                           only))
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/4/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /3/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /4/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks a high level of current income.
                       EQUITY INCOME BUILDER PORTFOLIO --  Long-term capital appreciation is a
                       CLASS II                            secondary objective.
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE           Current income is a secondary
                       PORTFOLIO -- CLASS I                consideration.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --          The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                The Fund seeks a high total investment
ACCOUNT FUNDS          FUND/VA -- SERVICE SHARES           return, which includes current income
                                                           and capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA --             investing in securities of well-known
                       SERVICE SHARES                      established companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                       FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET             The Fund seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-      The Fund seeks capital appreciation.
                       & MID-CAP FUND(R)/VA -- SERVICE
                       SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP        The Fund seeks capital appreciation by
                       GROWTH FUND/VA -- SERVICE           investing in "growth type" companies.
                       SHARES
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
        Advisors, LLC)
-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
-----------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
-----------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in "growth type" companies.

-----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES       JENNISON PORTFOLIO --              Seeks long-term growth of capital.
FUND                        CLASS II SHARES

                            ----------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
RYDEX VARIABLE              NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                          that correspond to a benchmark for
                                                               over-the-counter securities. The fund's
                                                               current benchmark is the NASDAQ
                                                               100 Index(TM).
                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2             appreciation.

                            ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------




The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current     The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --             Seeks long-term growth of capital.     Janus Capital Management LLC
                     SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                    CLASS SHARES                       prudent investment management.
                    --------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.



PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares



PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

Wells Fargo Variable Trust:

  Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.076% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Models. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.


In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.



Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
     CONSERVATIVE       CONSERVATIVE             MODERATE          AGGRESSIVE             AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE    THE SURRENDERED OR
   RECEIVED THE         WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate

Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract

Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request.

Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

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We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

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


Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

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



We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the

Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

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After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

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      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant PLUS any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

                   END OF ANNUITANT'S CONTRACT
                    YEAR      AGE      VALUE   DEATH BENEFIT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    150,000
                     7        82       125,000    135,000
                     8        83       145,000    145,000
                   -----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

                            PURCHASE CONTRACT
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09  $5,000  $ 5,000     $ 5,000
                    3/31/13      --   10,000      10,000
                    3/31/14      --    7,000      10,000
                    ---------------------------------------

If a withdrawal of $3,500 is made on March 31, 2014, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2014;

  (ii) due proof of death was provided on March 31, 2014;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of

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each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

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TAXATION OF THE DEATH BENEFIT.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the

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completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers

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     to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

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THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS
AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH
IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO
SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a

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Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides


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



related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $4.9 million, $5.6 million, and $6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which New York State insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.85            $11.28           277     2011
                                                                           11.24             11.85           279     2010
                                                                            7.72             11.24           229     2009
                                                                           16.29              7.72           636     2008
                                                                           16.31             16.29         1,941     2007
                                                                           14.65             16.31         2,346     2006
                                                                           14.10             14.65         2,598     2005
                                                                           12.91             14.10         2,037     2004
                                                                           10.00             12.91         1,275     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.52            $ 7.73         5,093     2011
                                                                            7.48              8.52         9,926     2010
                                                                            6.27              7.48        10,705     2009
                                                                           11.07              6.27        14,276     2008
                                                                           10.03             11.07        23,756     2007
                                                                            9.57             10.03        29,661     2006
                                                                            8.92              9.57        13,724     2005
                                                                            8.49              8.92        13,817     2004
                                                                            6.65              8.49        15,406     2003
                                                                            8.92              6.65        10,254     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.82            $10.66        22,911     2011
                                                                           10.02             10.82        23,072     2010
                                                                            7.93             10.02        23,571     2009
                                                                           11.52              7.93        28,702     2008
                                                                           10.81             11.52        41,550     2007
                                                                           10.00             10.81        49,185     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.15            $13.89         7,841     2011
                                                                           13.65             15.15         5,178     2010
                                                                           10.27             13.65         3,883     2009
                                                                           17.52             10.27           902     2008
                                                                           15.54             17.52         1,289     2007
                                                                           12.33             15.54           875     2006
                                                                           10.63             12.33            22     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.71            $ 9.88            48     2011
                                                                            9.09             10.71           560     2010
                                                                            5.57              9.09           573     2009
                                                                           11.10              5.57           575     2008
                                                                            9.66             11.10           577     2007
                                                                            9.55              9.66           938     2006
                                                                            9.00              9.55           940     2005
                                                                            8.56              9.00           941     2004
                                                                            7.19              8.56         2,321     2003
                                                                           10.00              7.19            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $12.37            $11.94          3,540    2011
                                                                              10.85             12.37          7,499    2010
                                                                               8.58             10.85          7,701    2009
                                                                              13.56              8.58         10,152    2008
                                                                              14.08             13.56         18,537    2007
                                                                              12.32             14.08         19,700    2006
                                                                              12.00             12.32         16,441    2005
                                                                              10.37             12.00         15,282    2004
                                                                               8.05             10.37         15,325    2003
                                                                              10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.91            $ 9.64             --    2011
                                                                               8.97              9.91             --    2010
                                                                               7.43              8.97             --    2009
                                                                               9.76              7.43             --    2008
                                                                              10.00              9.76             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.35            $ 8.93             --    2011
                                                                               8.60              9.35             --    2010
                                                                               7.01              8.60             --    2009
                                                                              10.19              7.01             --    2008
                                                                              10.00             10.19             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $16.08            $12.13             --    2011
                                                                              13.76             16.08             --    2010
                                                                               9.11             13.76             --    2009
                                                                              17.60              9.11             --    2008
                                                                              14.90             17.60          1,500    2007
                                                                              13.95             14.90          1,819    2006
                                                                              13.65             13.95          3,256    2005
                                                                              13.18             13.65          3,047    2004
                                                                              10.00             13.18          3,105    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.61            $10.05         48,644    2011
                                                                               8.65              9.61         63,979    2010
                                                                               7.29              8.65         72,263    2009
                                                                              12.48              7.29         84,160    2008
                                                                              12.08             12.48        121,207    2007
                                                                              10.47             12.08        130,859    2006
                                                                              10.16             10.47        154,444    2005
                                                                               9.27             10.16        164,611    2004
                                                                               7.12              9.27        162,426    2003
                                                                               9.29              7.12        114,027    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.51            $ 8.34          8,113    2011
                                                                              10.22             10.51         10,244    2010
                                                                               7.72             10.22          9,184    2009
                                                                              16.77              7.72          4,488    2008
                                                                              16.12             16.77          7,219    2007
                                                                              12.10             16.12          9,595    2006
                                                                              10.54             12.10          2,376    2005
                                                                              10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 8.43            $ 7.99         6,884     2011
                                                                      7.78              8.43        11,323     2010
                                                                      5.76              7.78        12,829     2009
                                                                      9.71              5.76        14,911     2008
                                                                      8.68              9.71        28,666     2007
                                                                      8.86              8.68        34,953     2006
                                                                      7.83              8.86        38,980     2005
                                                                      7.33              7.83        40,371     2004
                                                                      6.03              7.33        42,806     2003
                                                                      8.85              6.03        42,993     2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B           $13.14            $13.50         1,552     2011
                                                                      9.76             13.14         1,562     2010
                                                                      7.01              9.76         1,579     2009
                                                                     13.09              7.01         2,868     2008
                                                                     11.68             13.09         2,415     2007
                                                                     10.73             11.68         2,971     2006
                                                                     10.38             10.73         2,821     2005
                                                                      9.21             10.38         2,712     2004
                                                                      6.28              9.21         2,720     2003
                                                                      9.39              6.28         2,905     2002
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.74            $12.93        10,894     2011
                                                                     11.34             11.74        10,855     2010
                                                                     10.43             11.34         9,316     2009
                                                                     10.76             10.43           305     2008
                                                                      9.97             10.76           305     2007
                                                                      9.96              9.97            --     2006
                                                                     10.00              9.96            --     2005
-------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $11.73            $11.24           996     2011
                                                                     10.58             11.73         1,234     2010
                                                                      8.20             10.58         1,325     2009
                                                                     13.19              8.20         1,325     2008
                                                                     13.18             13.19            --     2007
                                                                     11.00             13.18            --     2006
                                                                     10.88             11.00            --     2005
                                                                     10.00             10.88            --     2004
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.90            $14.15        11,634     2011
                                                                     13.78             14.90         8,502     2010
                                                                     11.56             13.78         3,138     2009
                                                                     14.61             11.56         1,918     2008
                                                                     12.69             14.61         2,814     2007
                                                                     11.07             12.69            --     2006
                                                                     10.00             11.07            --     2005
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.94            $11.03            --     2011
                                                                      9.64             10.94            --     2010
                                                                      7.73              9.64            --     2009
                                                                     13.27              7.73            --     2008
                                                                     12.46             13.27            --     2007
                                                                     11.83             12.46            --     2006
                                                                     10.86             11.83            --     2005
                                                                     10.00             10.86            --     2004
-------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $12.34            $11.84            --
                                                                                       9.76             12.34            --
                                                                                       7.73              9.76            --
                                                                                      13.12              7.73            --
                                                                                      13.47             13.12            --
                                                                                      12.17             13.47         1,179
                                                                                      11.22             12.17            --
                                                                                      10.00             11.22            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $15.75            $15.11        11,181
                                                                                      13.15             15.75        14,916
                                                                                      10.53             13.15        15,632
                                                                                      17.65             10.53        20,602
                                                                                      15.25             17.65        31,887
                                                                                      14.58             15.25        33,499
                                                                                      13.77             14.58        35,801
                                                                                      12.36             13.77        29,561
                                                                                      10.00             12.36        24,229
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $20.08            $16.58        15,381
   Class 2                                                                            17.91             20.08        19,974
                                                                                      13.18             17.91        21,469
                                                                                      25.96             13.18        23,277
                                                                                      22.01             25.96        32,892
                                                                                      18.12             22.01        35,009
                                                                                      15.39             18.12        46,608
                                                                                      13.39             15.39        46,771
                                                                                      10.00             13.39        39,604
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 8.83            $ 8.78         6,256
                                                                                       7.81              8.83         8,366
                                                                                       5.92              7.81         9,014
                                                                                       9.16              5.92         9,369
                                                                                       8.63              9.16        10,502
                                                                                       8.02              8.63        11,940
                                                                                       7.85              8.02        11,639
                                                                                       7.50              7.85        12,167
                                                                                       6.04              7.50        12,094
                                                                                       8.63              6.04         7,848
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $12.00            $12.13        12,253
                                                                                      11.16             12.00        17,590
                                                                                       7.85             11.16        20,615
                                                                                      10.93              7.85        25,200
                                                                                      10.91             10.93        79,569
                                                                                      10.50             10.91        85,008
                                                                                      10.25             10.50        55,140
                                                                                      10.12             10.25        54,174
                                                                                       9.97             10.12        45,959
                                                                                      10.00              9.97            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $17.20            $17.79         10,249    2011
                                                                         15.26             17.20         14,124    2010
                                                                         10.15             15.26         17,910    2009
                                                                         13.94             10.15         23,062    2008
                                                                         13.71             13.94         53,790    2007
                                                                         12.58             13.71         65,001    2006
                                                                         12.48             12.58         58,612    2005
                                                                         11.50             12.48         51,609    2004
                                                                          9.58             11.50         59,039    2003
                                                                          9.59              9.58         44,920    2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.62            $15.88          2,958    2011
                                                                         16.05             18.62          3,746    2010
                                                                         12.61             16.05          3,537    2009
                                                                         22.03             12.61          9,195    2008
                                                                         18.54             22.03          9,098    2007
                                                                         16.41             18.54          9,666    2006
                                                                         15.02             16.41          6,820    2005
                                                                         13.31             15.02          6,664    2004
                                                                         10.00             13.31          6,350    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.68            $12.15          1,317    2011
                                                                         11.29             12.68          1,493    2010
                                                                          8.90             11.29          1,684    2009
                                                                         12.70              8.90          5,572    2008
                                                                         11.19             12.70             --    2007
                                                                         10.60             11.19             --    2006
                                                                         10.36             10.60             --    2005
                                                                         10.00             10.36             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.47            $10.87          3,760    2011
                                                                          9.88             11.47          4,864    2010
                                                                          7.25              9.88         13,968    2009
                                                                         11.17              7.25         30,331    2008
                                                                         10.43             11.17         11,152    2007
                                                                         10.00             10.43             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.29            $14.65         38,958    2011
                                                                         13.27             15.29         57,279    2010
                                                                          9.94             13.27         66,310    2009
                                                                         17.59              9.94         89,807    2008
                                                                         15.22             17.59         97,666    2007
                                                                         13.86             15.22        102,515    2006
                                                                         12.06             13.86        102,371    2005
                                                                         10.62             12.06         80,725    2004
                                                                          8.41             10.62         70,797    2003
                                                                          9.44              8.41         30,476    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.92            $14.29            107    2011
                                                                         12.83             14.92            107    2010
                                                                          9.59             12.83            107    2009
                                                                         16.59              9.59            107    2008
                                                                         15.77             16.59            590    2007
                                                                         14.06             15.77            590    2006
                                                                         11.82             14.06            316    2005
                                                                         11.84             11.82            105    2004
                                                                         10.00             11.84             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $10.62            $10.54         34,465    2011
                                                                   9.38             10.62         47,039    2010
                                                                   7.33              9.38         50,050    2009
                                                                  13.00              7.33         66,391    2008
                                                                  13.03             13.00        110,621    2007
                                                                  11.03             13.03        129,025    2006
                                                                  10.60             11.03        135,509    2005
                                                                   9.67             10.60        149,240    2004
                                                                   7.54              9.67        148,076    2003
                                                                   9.24              7.54         72,104    2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $10.33            $10.31         21,559    2011
                                                                   9.15             10.33         32,179    2010
                                                                   7.31              9.15         37,722    2009
                                                                  12.76              7.31         45,067    2008
                                                                  11.58             12.76         59,773    2007
                                                                  10.41             11.58         63,698    2006
                                                                   9.83             10.41         72,719    2005
                                                                   9.46              9.83         74,395    2004
                                                                   7.77              9.46         67,014    2003
                                                                   9.49              7.77         19,883    2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 8.83            $ 8.70         23,153    2011
                                                                   7.23              8.83         28,537    2010
                                                                   5.74              7.23         35,727    2009
                                                                  11.05              5.74         40,587    2008
                                                                   8.85             11.05         43,961    2007
                                                                   8.43              8.85         49,109    2006
                                                                   8.10              8.43         52,604    2005
                                                                   7.97              8.10         63,949    2004
                                                                   6.11              7.97         55,912    2003
                                                                   8.89              6.11         31,735    2002
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.60            $12.24          2,324    2011
                                                                  10.95             11.60          2,360    2010
                                                                   9.62             10.95          1,267    2009
                                                                  10.11              9.62             --    2008
                                                                  10.00             10.11             --    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $23.04            $20.24         22,975    2011
                                                                  18.19             23.04         29,258    2010
                                                                  13.20             18.19         32,837    2009
                                                                  22.19             13.20         46,871    2008
                                                                  19.52             22.19         72,809    2007
                                                                  17.62             19.52         78,263    2006
                                                                  15.15             17.62         80,538    2005
                                                                  12.33             15.15         78,043    2004
                                                                   9.05             12.33         70,437    2003
                                                                  10.21              9.05         46,949    2002
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $12.52            $11.22             --    2011
                                                                  10.05             12.52            953    2010
                                                                   6.49             10.05            954    2009
                                                                  13.52              6.49             --    2008
                                                                  13.01             13.52             --    2007
                                                                  11.38             13.01             --    2006
                                                                  11.27             11.38             --    2005
                                                                  10.00             11.27          3,837    2004
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87        12,804     2011
                                                                                   11.49             12.75        14,744     2010
                                                                                    8.60             11.49        17,036     2009
                                                                                   12.40              8.60        17,869     2008
                                                                                   12.13             12.40        21,079     2007
                                                                                   10.41             12.13        18,142     2006
                                                                                   10.00             10.41         4,231     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48            33     2011
                                                                                    8.05              8.74            59     2010
                                                                                    6.27              8.05            59     2009
                                                                                    9.92              6.27         2,708     2008
                                                                                   10.00              9.92         3,817     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.66            $14.30         4,456     2011
                                                                                   13.38             14.66         5,680     2010
                                                                                   10.77             13.38         5,444     2009
                                                                                   17.38             10.77           984     2008
                                                                                   17.04             17.38         1,933     2007
                                                                                   14.61             17.04         1,940     2006
                                                                                   13.41             14.61            --     2005
                                                                                   12.08             13.41            --     2004
                                                                                    9.79             12.08            --     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.67            $ 7.94            --     2011
                                                                                    8.19              8.67            --     2010
                                                                                    6.34              8.19            --     2009
                                                                                   11.15              6.34            --     2008
                                                                                   11.05             11.15            --     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.41            $11.06        11,565     2011
                                                                                   10.38             11.41        12,939     2010
                                                                                    8.40             10.38        14,692     2009
                                                                                   12.70              8.40        17,892     2008
                                                                                   11.71             12.70        28,306     2007
                                                                                   10.08             11.71        32,145     2006
                                                                                    9.83             10.08        36,398     2005
                                                                                    9.10              9.83        42,145     2004
                                                                                    7.45              9.10        44,497     2003
                                                                                    9.17              7.45        37,482     2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $12.48            $13.18         3,544     2011
                                                                                   11.77             12.48         4,196     2010
                                                                                   11.07             11.77         4,348     2009
                                                                                   11.84             11.07        14,046     2008
                                                                                   11.46             11.84        23,708     2007
                                                                                   11.14             11.46        26,713     2006
                                                                                   11.08             11.14        27,476     2005
                                                                                   10.87             11.08        31,377     2004
                                                                                   10.65             10.87        30,915     2003
                                                                                   10.00             10.65         3,626     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $16.85            $15.22          18,936   2011
                                                         13.55             16.85          21,584   2010
                                                          9.72             13.55          25,928   2009
                                                         15.86              9.72          35,888   2008
                                                         14.29             15.86          95,168   2007
                                                         13.38             14.29         109,425   2006
                                                         12.15             13.38         118,818   2005
                                                         10.62             12.15         127,879   2004
                                                          8.11             10.62         147,314   2003
                                                          9.54              8.11         118,664   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.06            $ 1.04         281,376   2011
                                                          1.07              1.06         361,921   2010
                                                          1.09              1.07         809,593   2009
                                                          1.08              1.09       1,001,686   2008
                                                          1.04              1.08         311,982   2007
                                                          1.01              1.04         341,599   2006
                                                          1.00              1.01         421,438   2005
                                                          1.00              1.00         533,172   2004
                                                          1.01              1.00         616,189   2003
                                                          1.01              1.01         275,394   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.16            $10.06           6,787   2011
                                                          9.24             10.16           9,096   2010
                                                          6.76              9.24          12,982   2009
                                                         10.82              6.76          13,354   2008
                                                         10.43             10.82          30,177   2007
                                                          9.70             10.43          33,434   2006
                                                          9.72              9.70          36,029   2005
                                                          9.21              9.72          42,796   2004
                                                          7.25              9.21          45,271   2003
                                                          9.31              7.25          37,354   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $21.16            $22.91           6,176   2011
                                                         16.65             21.16           7,700   2010
                                                         12.45             16.65           8,299   2009
                                                         19.75             12.45           9,045   2008
                                                         23.54             19.75          15,289   2007
                                                         17.95             23.54          16,122   2006
                                                         16.30             17.95          16,808   2005
                                                         12.49             16.30          16,943   2004
                                                         10.00             12.49          15,720   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.18            $10.20          86,647   2011
                                                          8.99             10.18          94,575   2010
                                                          7.23              8.99         142,896   2009
                                                         11.71              7.23         249,248   2008
                                                         11.31             11.71         567,225   2007
                                                          9.94             11.31         623,736   2006
                                                          9.65              9.94         685,769   2005
                                                          8.87              9.65         746,283   2004
                                                          7.02              8.87         775,647   2003
                                                          9.17              7.02         627,460   2002
-------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $15.33            $15.59         27,387    2011
                                                                                  12.21             15.33         32,450    2010
                                                                                   9.46             12.21         43,340    2009
                                                                                  15.39              9.46         60,392    2008
                                                                                  15.25             15.39        137,777    2007
                                                                                  13.66             15.25        153,148    2006
                                                                                  12.66             13.66        161,381    2005
                                                                                  11.15             12.66        180,124    2004
                                                                                   9.12             11.15        207,542    2003
                                                                                  10.74              9.12        153,756    2002
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                            $13.78            $13.19          5,533    2011
                                                                                  12.75             13.78         15,051    2010
                                                                                  10.71             12.75         16,429    2009
                                                                                  15.37             10.71         29,740    2008
                                                                                  13.97             15.37         51,475    2007
                                                                                  12.46             13.97         47,838    2006
                                                                                  12.19             12.46         52,248    2005
                                                                                  11.44             12.19         43,251    2004
                                                                                  10.00             11.44         10,919    2003
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $10.41            $ 9.94             --    2011
                                                                                   9.66             10.41             --    2010
                                                                                   8.13              9.66             --    2009
                                                                                  11.68              8.13             --    2008
                                                                                  10.62             11.68             --    2007
                                                                                  10.00             10.62             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $10.41            $ 9.96         18,177    2011
                                                                                   9.58             10.41         18,442    2010
                                                                                   7.39              9.58         21,126    2009
                                                                                  11.72              7.39         26,966    2008
                                                                                  11.01             11.72         51,967    2007
                                                                                   9.62             11.01         67,340    2006
                                                                                   9.52              9.62         71,435    2005
                                                                                   8.93              9.52         77,850    2004
                                                                                   7.35              8.93         72,937    2003
                                                                                   9.24              7.35         71,477    2002
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.74            $10.74             49    2011
                                                                                   9.53             11.74             46    2010
                                                                                   6.43              9.53             --    2009
                                                                                  10.00              6.43             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.93            $ 9.33            703    2011
                                                                                   9.05              9.93            905    2010
                                                                                   7.02              9.05          2,022    2009
                                                                                  10.00              7.02             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.35            $ 8.77          6,518    2011
                                                                                   8.69              9.35          7,347    2010
                                                                                   7.59              8.69          6,259    2009
                                                                                  10.00              7.59             --    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.93            $ 9.35          4,492    2011
                                                                                  10.00             10.93          5,796    2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.74            $12.32          4,200    2011
                                                                                  11.33             11.74          4,923    2010
                                                                                  10.58             11.33          3,814    2009
                                                                                  10.00             10.58             --    2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.99            $12.04          6,247
                                                                                     9.82             11.99          6,344
                                                                                     7.47              9.82          6,434
                                                                                    10.00              7.47             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.04            $12.10         10,059
                                                                                    10.40             12.04         11,517
                                                                                     7.24             10.40          9,500
                                                                                    10.00              7.24             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.46            $ 9.54          2,466
                                                                                     8.57             10.46          3,569
                                                                                     6.58              8.57          3,420
                                                                                    10.00              6.58             --
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $13.30            $12.27            110
                                                                                    10.79             13.30            927
                                                                                     8.23             10.79            982
                                                                                    13.26              8.23            851
                                                                                    13.04             13.26            809
                                                                                    11.39             13.04          2,547
                                                                                    10.00             11.39            741
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $14.63            $14.61         37,707
                                                                                    13.73             14.63         44,585
                                                                                    11.10             13.73         52,610
                                                                                    13.41             11.10         63,702
                                                                                    12.34             13.41        112,109
                                                                                    11.34             12.34        123,632
                                                                                    10.69             11.34        129,363
                                                                                    10.02             10.69        134,888
                                                                                     8.94             10.02        140,234
                                                                                     9.72              8.94        110,855
------------------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                           $12.67            $12.28          5,974
                                                                                    10.24             12.67          7,323
                                                                                     7.19             10.24          7,647
                                                                                    13.00              7.19          8,868
                                                                                    10.84             13.00         11,903
                                                                                     9.71             10.84         21,595
                                                                                     8.79              9.71         22,714
                                                                                     7.41              8.79         21,754
                                                                                     5.58              7.41         23,373
                                                                                     7.87              5.58         19,472
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $13.03            $11.95         20,937
                                                                                    12.42             13.03         19,373
                                                                                     8.63             12.42         16,522
                                                                                    15.72              8.63         15,437
                                                                                    11.68             15.72         16,933
                                                                                    10.86             11.68         19,276
                                                                                     9.79             10.86         20,260
                                                                                     8.42              9.79         22,201
                                                                                     7.11              8.42         18,810
                                                                                     8.58              7.11         18,063
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                     2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                       $ 9.69            $ 8.72            --
                                                                                        7.90              9.69           149
                                                                                        5.11              7.90           271
                                                                                        9.26              5.11           628
                                                                                        7.72              9.26           714
                                                                                        7.26              7.72         1,591
                                                                                        6.61              7.26         2,610
                                                                                        6.67              6.61         3,044
                                                                                        4.62              6.67         4,100
                                                                                        7.93              4.62         5,024
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 8.86            $ 8.25         6,361
                                                                                        7.87              8.86         6,545
                                                                                        5.87              7.87         6,749
                                                                                        9.90              5.87        13,596
                                                                                        8.75              9.90        17,614
                                                                                        7.99              8.75        24,874
                                                                                        7.80              7.99        25,663
                                                                                        7.59              7.80        26,211
                                                                                        5.86              7.59        26,458
                                                                                        8.11              5.86        20,306
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $23.55            $15.70         5,910
                                                                                       19.12             23.55         6,680
                                                                                       10.83             19.12         7,109
                                                                                       23.01             10.83         9,286
                                                                                       18.24             23.01         9,835
                                                                                       12.62             18.24        11,165
                                                                                        9.71             12.62        13,234
                                                                                        8.30              9.71        14,385
                                                                                        6.26              8.30        14,470
                                                                                        8.55              6.26         8,954
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 8.58            $ 7.27        10,280
                                                                                        7.53              8.58        10,477
                                                                                        5.56              7.53        12,522
                                                                                       10.23              5.56        14,740
                                                                                        9.49             10.23        21,774
                                                                                        8.17              9.49        29,964
                                                                                        7.85              8.17        30,648
                                                                                        7.62              7.85        30,227
                                                                                        6.25              7.62        32,790
                                                                                        8.54              6.25        24,445
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.97            $15.07         1,339
                                                                                       12.18             14.97         2,256
                                                                                        9.21             12.18         2,257
                                                                                       15.72              9.21         1,346
                                                                                       15.90             15.72           397
                                                                                       14.57             15.90           600
                                                                                       13.48             14.57           754
                                                                                       12.57             13.48           875
                                                                                       10.00             12.57            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.56            $ 9.09            --
                                                                                        7.75              8.56            --
                                                                                        6.41              7.75            --
                                                                                       10.00              6.41            --
                                                                                       10.00             10.00            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                 2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 8.70            $ 8.04            --     2011
   Class I                                                                         7.57              8.70            --     2010
                                                                                   5.94              7.57            --     2009
                                                                                   9.50              5.94         2,444     2008
                                                                                  10.00              9.50         2,444     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $ 8.98            $ 8.88        10,536     2011
                                                                                   8.12              8.98        16,256     2010
                                                                                   5.93              8.12        17,389     2009
                                                                                   9.54              5.93        23,918     2008
                                                                                   8.72              9.54        48,693     2007
                                                                                   8.25              8.72        64,521     2006
                                                                                   8.03              8.25        61,957     2005
                                                                                   7.47              8.03        60,667     2004
                                                                                   6.19              7.47        58,920     2003
                                                                                   8.68              6.19        39,980     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.47            $10.07         5,756     2011
                                                                                   9.58             10.47         6,400     2010
                                                                                   7.68              9.58         6,497     2009
                                                                                  11.68              7.68        13,609     2008
                                                                                  10.77             11.68        27,609     2007
                                                                                   9.70             10.77        30,103     2006
                                                                                   9.19              9.70        33,861     2005
                                                                                   8.39              9.19        30,989     2004
                                                                                   6.99              8.39        29,101     2003
                                                                                   9.00              6.99        16,543     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $13.36            $11.78         7,161     2011
                                                                                   9.97             13.36         8,567     2010
                                                                                   6.21              9.97         8,954     2009
                                                                                  10.42              6.21        11,101     2008
                                                                                  10.34             10.42        15,281     2007
                                                                                   9.29             10.34        16,274     2006
                                                                                   8.98              9.29        17,183     2005
                                                                                   8.58              8.98        20,763     2004
                                                                                   6.52              8.58        20,680     2003
                                                                                   9.70              6.52        10,091     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.71            $13.73           571     2011
                                                                                  12.69             13.71        10,500     2010
                                                                                  10.94             12.69           698     2009
                                                                                  14.29             10.94           128     2008
                                                                                  13.95             14.29           128     2007
                                                                                  12.68             13.95            --     2006
                                                                                  12.54             12.68            --     2005
                                                                                  11.46             12.54            --     2004
                                                                                  10.03             11.46            --     2003
                                                                                  10.00             10.03            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $17.19            $18.05         5,339     2011
                                                                                  15.37             17.19         6,550     2010
                                                                                  11.74             15.37        14,088     2009
                                                                                  19.15             11.74        19,060     2008
                                                                                  15.24             19.15        32,961     2007
                                                                                  11.80             15.24        35,636     2006
                                                                                  10.27             11.80        41,455     2005
                                                                                   8.03             10.27        44,310     2004
                                                                                   6.01              8.03        52,530     2003
                                                                                   7.91              6.01        40,102     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.22            $ 9.12            121    2011
                                                                                  8.30              9.22            134    2010
                                                                                  6.93              8.30            149    2009
                                                                                 12.46              6.93            166    2008
                                                                                 12.22             12.46          1,798    2007
                                                                                 11.19             12.22          1,760    2006
                                                                                 10.95             11.19          3,785    2005
                                                                                 10.00             10.95          2,319    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.51            $13.13          1,329    2011
                                                                                 12.56             13.51          1,456    2010
                                                                                  8.84             12.56          1,565    2009
                                                                                 16.51              8.84          2,967    2008
                                                                                 14.71             16.51          7,410    2007
                                                                                 13.86             14.71          7,784    2006
                                                                                 13.41             13.86          9,013    2005
                                                                                 12.77             13.41         11,413    2004
                                                                                  9.91             12.77          7,586    2003
                                                                                 10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $14.86            $13.39         28,613    2011
                                                                                 13.03             14.86         45,710    2010
                                                                                  9.49             13.03         42,788    2009
                                                                                 16.13              9.49         46,564    2008
                                                                                 15.43             16.13         57,505    2007
                                                                                 13.34             15.43         61,289    2006
                                                                                 11.87             13.34         57,864    2005
                                                                                 10.13             11.87         55,486    2004
                                                                                  7.20             10.13         46,001    2003
                                                                                  9.41              7.20         21,139    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.38            $10.20         39,456    2011
                                                                                  9.09             10.38         48,945    2010
                                                                                  7.21              9.09         60,217    2009
                                                                                 11.92              7.21         77,269    2008
                                                                                 11.61             11.92        120,940    2007
                                                                                 10.27             11.61        145,522    2006
                                                                                  9.85             10.27        151,217    2005
                                                                                  9.16              9.85        157,903    2004
                                                                                  7.35              9.16        158,419    2003
                                                                                  9.21              7.35        129,104    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.68            $17.97          9,046    2011
                                                                                 15.40             18.68         16,411    2010
                                                                                 11.42             15.40         17,469    2009
                                                                                 18.69             11.42         20,638    2008
                                                                                 19.23             18.69         25,958    2007
                                                                                 17.02             19.23         27,569    2006
                                                                                 15.74             17.02         32,162    2005
                                                                                 13.40             15.74         27,625    2004
                                                                                  9.43             13.40         21,903    2003
                                                                                 10.00              9.43             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.48            $13.40          1,032
                                                                                      10.76             13.48          1,146
                                                                                       8.25             10.76          1,177
                                                                                      16.49              8.25          1,002
                                                                                      15.78             16.49            974
                                                                                      15.59             15.78          2,321
                                                                                      14.13             15.59          2,311
                                                                                      12.00             14.13          2,161
                                                                                      10.00             12.00          2,131
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.64            $12.69          4,971
                                                                                      11.35             12.64          6,929
                                                                                       9.48             11.35          5,161
                                                                                      11.44              9.48          4,851
                                                                                      10.73             11.44         31,669
                                                                                      10.41             10.73          2,121
                                                                                      10.00             10.41          2,038
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $14.44            $15.20            159
                                                                                      13.51             14.44            372
                                                                                      11.86             13.51            857
                                                                                      12.33             11.86            752
                                                                                      12.07             12.33          1,961
                                                                                      11.99             12.07          1,958
                                                                                      11.57             11.99          1,761
                                                                                      11.12             11.57          1,889
                                                                                      11.04             11.12          2,415
                                                                                      10.35             11.04          2,642
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.90            $17.21         14,611
                                                                                      14.98             16.90         22,678
                                                                                      10.84             14.98         24,609
                                                                                      14.37             10.84         33,612
                                                                                      14.09             14.37         55,972
                                                                                      13.11             14.09         67,885
                                                                                      12.78             13.11         70,488
                                                                                      11.84             12.78         75,949
                                                                                       9.78             11.84         72,450
                                                                                      10.04              9.78         26,899
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $17.90            $22.55         20,369
                                                                                      16.27             17.90         26,962
                                                                                      17.27             16.27         47,888
                                                                                      14.94             17.27        123,865
                                                                                      13.81             14.94        101,132
                                                                                      13.86             13.81        115,747
                                                                                      13.42             13.86        127,472
                                                                                      12.66             13.42        144,234
                                                                                      12.37             12.66        168,338
                                                                                      10.67             12.37        150,847
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.32            $12.28         17,931
                                                                                      11.87             12.32         22,875
                                                                                      10.63             11.87         20,855
                                                                                      10.83             10.63             --
                                                                                      10.24             10.83             --
                                                                                       9.99             10.24             --
                                                                                      10.00              9.99             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $16.64            $16.99         88,069    2011
                                                                 15.61             16.64        121,125    2010
                                                                 13.89             15.61        189,732    2009
                                                                 13.45             13.89        210,207    2008
                                                                 12.56             13.45        303,413    2007
                                                                 12.27             12.56        337,778    2006
                                                                 12.15             12.27        349,612    2005
                                                                 11.76             12.15        378,680    2004
                                                                 11.36             11.76        389,944    2003
                                                                 10.56             11.36        278,055    2002
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.65            $ 9.72         11,988    2011
                                                                  8.27              9.65         12,126    2010
                                                                  5.52              8.27         15,665    2009
                                                                  9.64              5.52         18,325    2008
                                                                  8.30              9.64         22,005    2007
                                                                  7.97              8.30         22,259    2006
                                                                  7.99              7.97         21,786    2005
                                                                  7.42              7.99         21,723    2004
                                                                  5.18              7.42         19,790    2003
                                                                  8.59              5.18         17,165    2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.96            $18.79            826    2011
                                                                 18.87             19.96            707    2010
                                                                 12.16             18.87            370    2009
                                                                 20.37             12.16             --    2008
                                                                 18.77             20.37             --    2007
                                                                 16.76             18.77             --    2006
                                                                 14.03             16.76             --    2005
                                                                 12.34             14.03             --    2004
                                                                 10.00             12.34             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.27            $15.03             --    2011
                                                                 13.90             15.27             --    2010
                                                                  9.91             13.90             --    2009
                                                                 16.11              9.91             --    2008
                                                                 14.66             16.11             --    2007
                                                                 14.67             14.66             --    2006
                                                                 13.05             14.67             --    2005
                                                                 12.13             13.05             --    2004
                                                                 10.00             12.13             --    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $26.14            $20.78          1,840    2011
                                                                 20.81             26.14          2,152    2010
                                                                 11.97             20.81          2,625    2009
                                                                 25.95             11.97          1,416    2008
                                                                 17.83             25.95          1,272    2007
                                                                 14.86             17.83            216    2006
                                                                 10.00             14.86             --    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.61            $11.74             --    2011
                                                                 10.00             12.61             --    2010
---------------------------------------------------------------------------------------------------------------

     EACH ANNUITANT AGE 70 OR YOUNGER WITH ENHANCED PAYMENT BENEFIT OPTION



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.71            $11.13        18,206     2011
                                                                           11.13             11.71        22,658     2010
                                                                            7.65             11.13        26,994     2009
                                                                           16.17              7.65        27,690     2008
                                                                           16.22             16.17        28,659     2007
                                                                           14.59             16.22        29,130     2006
                                                                           14.06             14.59        30,030     2005
                                                                           12.89             14.06        27,486     2004
                                                                           10.00             12.89        18,764     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.36            $ 8.48        13,898     2011
                                                                            8.23              9.36        15,115     2010
                                                                            6.91              8.23        18,047     2009
                                                                           12.21              6.91        18,821     2008
                                                                           11.08             12.21        25,256     2007
                                                                           10.59             11.08        27,211     2006
                                                                            9.89             10.59        14,313     2005
                                                                            9.43              9.89        14,482     2004
                                                                            7.40              9.43        12,733     2003
                                                                           10.00              7.40         5,696     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.75            $10.57         9,946     2011
                                                                            9.97             10.75        11,060     2010
                                                                            7.90              9.97        14,933     2009
                                                                           11.49              7.90        16,958     2008
                                                                           10.80             11.49        19,431     2007
                                                                           10.00             10.80        21,295     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.01            $13.74         6,712     2011
                                                                           13.55             15.01        11,518     2010
                                                                           10.20             13.55         7,692     2009
                                                                           17.44             10.20        14,841     2008
                                                                           15.49             17.44        15,128     2007
                                                                           12.31             15.49         6,977     2006
                                                                           10.63             12.31        13,549     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.57            $ 9.74         6,270     2011
                                                                            8.98             10.57         6,546     2010
                                                                            5.51              8.98         6,840     2009
                                                                           11.01              5.51         9,688     2008
                                                                            9.59             11.01        10,695     2007
                                                                            9.50              9.59         8,822     2006
                                                                            8.97              9.50         9,025     2005
                                                                            8.54              8.97         8,696     2004
                                                                            7.18              8.54         6,481     2003
                                                                           10.00              7.18            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.21            $11.76        25,644     2011
                                                                           10.73             12.21        34,853     2010
                                                                            8.49             10.73        39,094     2009
                                                                           13.44              8.49        57,370     2008
                                                                           13.99             13.44        56,636     2007
                                                                           12.25             13.99        60,588     2006
                                                                           11.95             12.25        54,433     2005
                                                                           10.35             11.95        36,239     2004
                                                                            8.04             10.35        24,165     2003
                                                                           10.00              8.04            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.85            $ 9.57             --    2011
                                                                               8.94              9.85             --    2010
                                                                               7.42              8.94             --    2009
                                                                               9.75              7.42             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.30            $ 8.87         26,171    2011
                                                                               8.57              9.30         17,174    2010
                                                                               7.00              8.57         17,177    2009
                                                                              10.19              7.00         19,429    2008
                                                                              10.00             10.19          8,574    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $15.89            $11.97          3,413    2011
                                                                              13.62             15.89          3,908    2010
                                                                               9.03             13.62          3,677    2009
                                                                              17.47              9.03          3,758    2008
                                                                              14.81             17.47          6,860    2007
                                                                              13.89             14.81          7,188    2006
                                                                              13.62             13.89          6,635    2005
                                                                              13.17             13.62          6,304    2004
                                                                              10.00             13.17          8,138    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.09            $10.54        100,623    2011
                                                                               9.09             10.09         99,058    2010
                                                                               7.68              9.09        113,806    2009
                                                                              13.16              7.68        128,719    2008
                                                                              12.75             13.16        152,701    2007
                                                                              11.08             12.75        160,903    2006
                                                                              10.76             11.08        167,523    2005
                                                                               9.84             10.76        176,001    2004
                                                                               7.56              9.84        168,277    2003
                                                                              10.00              7.56         70,613    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.41            $ 8.25         25,632    2011
                                                                              10.14             10.41         30,847    2010
                                                                               7.67             10.14         33,201    2009
                                                                              16.69              7.67         46,033    2008
                                                                              16.07             16.69         45,271    2007
                                                                              12.08             16.07         38,478    2006
                                                                              10.54             12.08         12,329    2005
                                                                              10.00             10.54            563    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 9.84            $ 9.32         30,996    2011
                                                                               9.11              9.84         33,801    2010
                                                                               6.75              9.11         35,893    2009
                                                                              11.40              6.75         35,382    2008
                                                                              10.20             11.40         49,944    2007
                                                                              10.43             10.20         62,369    2006
                                                                               9.23             10.43         57,423    2005
                                                                               8.66              9.23         60,475    2004
                                                                               7.13              8.66         57,307    2003
                                                                              10.00              7.13         10,094    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $14.01            $14.36           134     2011
                                                                       10.42             14.01         4,126     2010
                                                                        7.50             10.42         3,687     2009
                                                                       14.01              7.50         3,684     2008
                                                                       12.53             14.01         4,064     2007
                                                                       11.52             12.53         4,082     2006
                                                                       11.16             11.52         6,126     2005
                                                                        9.92             11.16         6,232     2004
                                                                        6.78              9.92         8,991     2003
                                                                       10.00              6.78         7,345     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.64            $12.80         2,970     2011
                                                                       11.26             11.64         7,040     2010
                                                                       10.38             11.26         7,799     2009
                                                                       10.72             10.38         2,584     2008
                                                                        9.95             10.72           382     2007
                                                                        9.95              9.95           382     2006
                                                                       10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.61            $11.11         4,137     2011
                                                                       10.49             11.61         6,570     2010
                                                                        8.14             10.49         6,009     2009
                                                                       13.12              8.14         5,988     2008
                                                                       13.13             13.12         6,661     2007
                                                                       10.97             13.13         5,221     2006
                                                                       10.87             10.97           797     2005
                                                                       10.00             10.87            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.77            $14.01        46,306     2011
                                                                       13.68             14.77        54,800     2010
                                                                       11.50             13.68        41,122     2009
                                                                       14.55             11.50        41,360     2008
                                                                       12.66             14.55        36,257     2007
                                                                       11.05             12.66        46,385     2006
                                                                       10.00             11.05            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.83            $10.90        20,426     2011
                                                                        9.56             10.83        23,273     2010
                                                                        7.67              9.56        21,737     2009
                                                                       13.19              7.67        21,909     2008
                                                                       12.41             13.19         9,206     2007
                                                                       11.80             12.41         4,158     2006
                                                                       10.85             11.80         3,154     2005
                                                                       10.00             10.85         1,959     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.21            $11.70         1,061     2011
                                                                        9.67             12.21         1,085     2010
                                                                        7.68              9.67           654     2009
                                                                       13.05              7.68           686     2008
                                                                       13.41             13.05           154     2007
                                                                       12.14             13.41            --     2006
                                                                       11.21             12.14            --     2005
                                                                       10.00             11.21            --     2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $15.57            $14.91        10,698
                                                                                      13.02             15.57        18,884
                                                                                      10.44             13.02        18,808
                                                                                      17.53             10.44        33,769
                                                                                      15.16             17.53        28,429
                                                                                      14.52             15.16        22,419
                                                                                      13.74             14.52        20,252
                                                                                      12.35             13.74        20,527
                                                                                      10.00             12.35        16,239
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $19.85            $16.37        11,717
   Class 2                                                                            17.73             19.85        16,178
                                                                                      13.06             17.73        17,997
                                                                                      25.77             13.06        21,939
                                                                                      21.89             25.77        19,084
                                                                                      18.05             21.89        17,421
                                                                                      15.35             18.05        13,181
                                                                                      13.38             15.35        13,131
                                                                                      10.00             13.38         7,702
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $10.22            $10.15            --
                                                                                       9.05             10.22         1,175
                                                                                       6.87              9.05         1,175
                                                                                      10.65              6.87         1,175
                                                                                      10.05             10.65         1,175
                                                                                       9.35             10.05         1,175
                                                                                       9.17              9.35         1,175
                                                                                       8.77              9.17         1,175
                                                                                       7.08              8.77         1,144
                                                                                      10.00              7.08            --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.85            $11.96         6,659
                                                                                      11.04             11.85        28,671
                                                                                       7.77             11.04        36,274
                                                                                      10.84              7.77        30,736
                                                                                      10.84             10.84        37,438
                                                                                      10.44             10.84        31,995
                                                                                      10.22             10.44        32,373
                                                                                      10.10             10.22        54,592
                                                                                       9.97             10.10        21,266
                                                                                      10.00              9.97            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $17.38            $17.95        20,796
                                                                                      15.44             17.38        50,823
                                                                                      10.29             15.44        53,485
                                                                                      14.15             10.29        45,570
                                                                                      13.94             14.15        47,365
                                                                                      12.81             13.94        47,679
                                                                                      12.73             12.81        48,897
                                                                                      11.75             12.73        49,354
                                                                                       9.80             11.75        37,102
                                                                                      10.00              9.80        12,645
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.41            $15.67         23,078    2011
                                                                         15.89             18.41         33,656    2010
                                                                         12.51             15.89         35,962    2009
                                                                         21.88             12.51         38,027    2008
                                                                         18.43             21.88         53,083    2007
                                                                         16.35             18.43         50,032    2006
                                                                         14.98             16.35         41,397    2005
                                                                         13.30             14.98         36,668    2004
                                                                         10.00             13.30         18,221    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.55            $12.01          1,724    2011
                                                                         11.20             12.55          2,049    2010
                                                                          8.84             11.20          2,398    2009
                                                                         12.63              8.84          2,620    2008
                                                                         11.15             12.63          1,323    2007
                                                                         10.57             11.15          2,407    2006
                                                                         10.35             10.57             --    2005
                                                                         10.00             10.35             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.39            $10.78          1,795    2011
                                                                          9.83             11.39          2,229    2010
                                                                          7.22              9.83          7,427    2009
                                                                         11.15              7.22          9,828    2008
                                                                         10.42             11.15          1,851    2007
                                                                         10.00             10.42             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.77            $15.09        111,998    2011
                                                                         13.71             15.77        183,342    2010
                                                                         10.28             13.71        199,455    2009
                                                                         18.24             10.28        187,828    2008
                                                                         15.80             18.24        256,473    2007
                                                                         14.41             15.80        274,194    2006
                                                                         12.55             14.41        241,223    2005
                                                                         11.08             12.55        179,605    2004
                                                                          8.78             11.08        123,454    2003
                                                                         10.00              8.78         60,545    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.74            $14.11          1,066    2011
                                                                         12.70             14.74          1,068    2010
                                                                          9.50             12.70          1,285    2009
                                                                         16.47              9.50          1,288    2008
                                                                         15.68             16.47          1,284    2007
                                                                         14.00             15.68            831    2006
                                                                         11.79             14.00          2,040    2005
                                                                         11.83             11.79             97    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.93            $10.82         50,815    2011
                                                                          9.66             10.93         76,915    2010
                                                                          7.56              9.66         84,669    2009
                                                                         13.44              7.56        105,348    2008
                                                                         13.48             13.44        124,534    2007
                                                                         11.43             13.48        119,204    2006
                                                                         11.00             11.43        108,687    2005
                                                                         10.05             11.00        115,221    2004
                                                                          7.85             10.05         96,336    2003
                                                                         10.00              7.85         33,442    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.69            $10.66         29,251    2011
                                                                                    9.48             10.69         39,070    2010
                                                                                    7.59              9.48         44,607    2009
                                                                                   13.27              7.59         51,336    2008
                                                                                   12.06             13.27         96,783    2007
                                                                                   10.86             12.06        110,580    2006
                                                                                   10.27             10.86        114,273    2005
                                                                                    9.89             10.27        109,003    2004
                                                                                    8.15              9.89         33,536    2003
                                                                                   10.00              8.15         19,182    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.73            $ 9.57         28,692    2011
                                                                                    7.98              9.73         39,840    2010
                                                                                    6.34              7.98         50,929    2009
                                                                                   12.22              6.34         58,308    2008
                                                                                    9.81             12.22         57,144    2007
                                                                                    9.35              9.81         65,876    2006
                                                                                    9.01              9.35         67,946    2005
                                                                                    8.88              9.01         70,153    2004
                                                                                    6.81              8.88         59,287    2003
                                                                                   10.00              6.81         20,589    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.54            $12.15          1,782    2011
                                                                                   10.90             11.54          1,669    2010
                                                                                    9.60             10.90            482    2009
                                                                                   10.10              9.60             --    2008
                                                                                   10.00             10.10          1,057    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.07            $19.36         48,033    2011
                                                                                   17.44             22.07         68,471    2010
                                                                                   12.68             17.44         77,865    2009
                                                                                   21.34             12.68         85,471    2008
                                                                                   18.81             21.34        111,524    2007
                                                                                   17.00             18.81        123,632    2006
                                                                                   14.64             17.00        122,464    2005
                                                                                   11.94             14.64        105,154    2004
                                                                                    8.77             11.94         94,042    2003
                                                                                   10.00              8.77         48,097    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.39            $11.09            566    2011
                                                                                    9.97             12.39          1,151    2010
                                                                                    6.44              9.97          2,739    2009
                                                                                   13.44              6.44          3,092    2008
                                                                                   12.96             13.44          3,351    2007
                                                                                   11.35             12.96          2,949    2006
                                                                                   11.26             11.35          1,410    2005
                                                                                   10.00             11.26          1,000    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.64            $12.74         62,426    2011
                                                                                   11.40             12.64         91,223    2010
                                                                                    8.55             11.40         98,989    2009
                                                                                   12.35              8.55        113,702    2008
                                                                                   12.10             12.35        135,356    2007
                                                                                   10.40             12.10         83,659    2006
                                                                                   10.00             10.40          7,836    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.70            $ 8.43         22,217    2011
                                                                                    8.02              8.70         29,756    2010
                                                                                    6.26              8.02         28,260    2009
                                                                                    9.91              6.26         28,610    2008
                                                                                   10.00              9.91         10,065    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $14.48            $14.10         12,563    2011
                                                              13.23             14.48         20,038    2010
                                                              10.67             13.23         19,749    2009
                                                              17.24             10.67         11,169    2008
                                                              16.93             17.24          6,917    2007
                                                              14.53             16.93          2,248    2006
                                                              13.36             14.53             --    2005
                                                              12.05             13.36             --    2004
                                                               9.79             12.05             --    2003
                                                              10.00              9.79             --    2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.60            $ 7.88          2,758    2011
                                                               8.14              8.60          5,845    2010
                                                               6.31              8.14          5,719    2009
                                                              11.12              6.31          7,964    2008
                                                              11.04             11.12          5,803    2007
                                                              10.00             11.04          1,966    2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.93            $11.55         33,629    2011
                                                              10.87             11.93         40,327    2010
                                                               8.81             10.87         47,691    2009
                                                              13.34              8.81         53,897    2008
                                                              12.32             13.34         56,619    2007
                                                              10.62             12.32         59,900    2006
                                                              10.37             10.62         60,385    2005
                                                               9.62             10.37         60,351    2004
                                                               7.88              9.62         55,993    2003
                                                              10.00              7.88         26,578    2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $12.31            $12.99         33,065    2011
                                                              11.63             12.31         42,925    2010
                                                              10.96             11.63         46,769    2009
                                                              11.74             10.96         77,195    2008
                                                              11.38             11.74        100,590    2007
                                                              11.08             11.38        108,776    2006
                                                              11.03             11.08        101,625    2005
                                                              10.84             11.03        112,171    2004
                                                              10.64             10.84         77,321    2003
                                                              10.00             10.64          1,450    2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $16.46            $14.84         34,297    2011
                                                              13.25             16.46         40,592    2010
                                                               9.52             13.25         46,305    2009
                                                              15.56              9.52         49,787    2008
                                                              14.05             15.56         62,132    2007
                                                              13.17             14.05         66,762    2006
                                                              11.98             13.17         66,176    2005
                                                              10.49             11.98         68,490    2004
                                                               8.02             10.49         60,360    2003
                                                              10.00              8.02         28,297    2002
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.03            $ 1.02         695,241   2011
                                                          1.05              1.03       1,426,254   2010
                                                          1.06              1.05       2,228,614   2009
                                                          1.06              1.06       1,697,246   2008
                                                          1.02              1.06       1,178,814   2007
                                                          0.99              1.02         809,872   2006
                                                          0.98              0.99         545,320   2005
                                                          0.99              0.98         630,232   2004
                                                          1.00              0.99         689,550   2003
                                                          1.00              1.00         499,748   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.52            $10.40          25,278   2011
                                                          9.58             10.52          33,118   2010
                                                          7.02              9.58          40,112   2009
                                                         11.26              7.02          40,673   2008
                                                         10.86             11.26          48,811   2007
                                                         10.12             10.86          48,881   2006
                                                         10.15             10.12          51,333   2005
                                                          9.64             10.15          48,802   2004
                                                          7.60              9.64          36,776   2003
                                                         10.00              7.60          11,446   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.92            $22.61          17,702   2011
                                                         16.49             20.92          21,333   2010
                                                         12.34             16.49          20,280   2009
                                                         19.61             12.34          20,875   2008
                                                         23.41             19.61          24,696   2007
                                                         17.88             23.41          26,016   2006
                                                         16.25             17.88          26,696   2005
                                                         12.48             16.25          19,954   2004
                                                         10.00             12.48          12,963   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.80            $10.81         170,858   2011
                                                          9.56             10.80         241,054   2010
                                                          7.69              9.56         305,215   2009
                                                         12.49              7.69         315,609   2008
                                                         12.08             12.49         478,875   2007
                                                         10.63             12.08         511,697   2006
                                                         10.34             10.63         540,156   2005
                                                          9.51             10.34         583,825   2004
                                                          7.54              9.51         333,957   2003
                                                         10.00              7.54          46,643   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.97            $14.18          47,774   2011
                                                         11.14             13.97          57,704   2010
                                                          8.65             11.14          65,613   2009
                                                         14.09              8.65          68,274   2008
                                                         13.98             14.09          87,805   2007
                                                         12.54             13.98          89,563   2006
                                                         11.64             12.54          91,463   2005
                                                         10.27             11.64          89,462   2004
                                                          8.41             10.27          90,243   2003
                                                         10.00              8.41          51,242   2002
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $13.62            $13.02         68,345
                                                                                    12.62             13.62         88,272
                                                                                    10.62             12.62         96,114
                                                                                    15.26             10.62        206,368
                                                                                    13.89             15.26        240,073
                                                                                    12.41             13.89        187,484
                                                                                    12.16             12.41        149,150
                                                                                    11.42             12.16        127,387
                                                                                    10.00             11.42         31,060
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.33            $ 9.85             --
                                                                                     9.60             10.33             --
                                                                                     8.09              9.60             --
                                                                                    11.65              8.09             --
                                                                                    10.61             11.65             --
                                                                                    10.00             10.61             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.89            $10.40         12,236
                                                                                    10.04             10.89         21,298
                                                                                     7.75             10.04         22,608
                                                                                    12.32              7.75         22,764
                                                                                    11.59             12.32         25,258
                                                                                    10.14             11.59         26,411
                                                                                    10.05             10.14         27,055
                                                                                     9.45             10.05         22,579
                                                                                     7.79              9.45         19,232
                                                                                    10.00              7.79         12,342
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.70            $10.69            153
                                                                                     9.51             11.70          2,584
                                                                                     6.43              9.51             --
                                                                                    10.00              6.43             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.89            $ 9.28          2,898
                                                                                     9.03              9.89          2,674
                                                                                     7.02              9.03          1,660
                                                                                    10.00              7.02            313
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.32            $ 8.73            897
                                                                                     8.68              9.32          8,007
                                                                                     7.59              8.68          7,545
                                                                                    10.00              7.59          1,658
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.92            $ 9.32            210
                                                                                    10.00             10.92          7,262
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.69            $12.25          1,586
                                                                                    11.30             11.69          3,814
                                                                                    10.58             11.30          2,422
                                                                                    10.00             10.58            937
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.95            $11.98            481
                                                                                     9.80             11.95          1,407
                                                                                     7.46              9.80          2,735
                                                                                    10.00              7.46          1,564
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.00            $12.03          1,518
                                                                                    10.37             12.00          3,968
                                                                                     7.24             10.37          3,565
                                                                                    10.00              7.24          2,118
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $10.42            $ 9.49          1,113    2011
                                                                          8.55             10.42          9,265    2010
                                                                          6.57              8.55          5,616    2009
                                                                         10.00              6.57          1,550    2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.18            $12.15          3,605    2011
                                                                         10.72             13.18          7,637    2010
                                                                          8.18             10.72          5,692    2009
                                                                         13.21              8.18          6,724    2008
                                                                         13.01             13.21          7,727    2007
                                                                         11.38             13.01          7,897    2006
                                                                         10.00             11.38         12,790    2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $14.70            $14.66         64,704    2011
                                                                         13.82             14.70         78,103    2010
                                                                         11.18             13.82         99,054    2009
                                                                         13.54             11.18        123,025    2008
                                                                         12.48             13.54        148,590    2007
                                                                         11.48             12.48        158,991    2006
                                                                         10.84             11.48        154,559    2005
                                                                         10.17             10.84        169,474    2004
                                                                          9.09             10.17        168,263    2003
                                                                         10.00              9.09         80,649    2002
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $17.38            $16.82          1,159    2011
                                                                         14.07             17.38          4,204    2010
                                                                          9.90             14.07          3,914    2009
                                                                         17.92              9.90          4,410    2008
                                                                         14.96             17.92          5,152    2007
                                                                         13.42             14.96          6,425    2006
                                                                         12.17             13.42          7,075    2005
                                                                         10.27             12.17          7,352    2004
                                                                          7.74             10.27          6,081    2003
                                                                         10.00              7.74          5,575    2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $15.27            $13.98          8,388    2011
                                                                         14.57             15.27         18,828    2010
                                                                         10.14             14.57         11,944    2009
                                                                         18.51             10.14          6,242    2008
                                                                         13.77             18.51          6,929    2007
                                                                         12.82             13.77          6,175    2006
                                                                         11.58             12.82          4,012    2005
                                                                          9.97             11.58          4,432    2004
                                                                          8.43              9.97          3,856    2003
                                                                         10.00              8.43             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $12.35            $11.10            904    2011
                                                                         10.09             12.35            850    2010
                                                                          6.54             10.09          1,159    2009
                                                                         11.86              6.54          1,159    2008
                                                                          9.90             11.86          3,816    2007
                                                                          9.33              9.90          4,100    2006
                                                                          8.50              9.33          4,143    2005
                                                                          8.59              8.50          4,611    2004
                                                                          5.96              8.59          4,319    2003
                                                                         10.00              5.96          3,895    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $10.57            $ 9.82         1,492
                                                                                        9.40             10.57         1,493
                                                                                        7.02              9.40         4,427
                                                                                       11.87              7.02         4,135
                                                                                       10.51             11.87         9,059
                                                                                        9.61             10.51         4,750
                                                                                        9.39              9.61         6,190
                                                                                        9.16              9.39         8,425
                                                                                        7.08              9.16         9,758
                                                                                       10.00              7.08         6,287
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $27.26            $18.15        12,048
                                                                                       22.16             27.26        13,012
                                                                                       12.58             22.16        13,787
                                                                                       26.75             12.58        14,525
                                                                                       21.24             26.75        19,668
                                                                                       14.72             21.24        21,783
                                                                                       11.34             14.72        26,631
                                                                                        9.71             11.34        30,702
                                                                                        7.33              9.71        30,777
                                                                                       10.00              7.33         5,959
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 9.95            $ 8.42         9,944
                                                                                        8.75              9.95        14,577
                                                                                        6.47              8.75        19,356
                                                                                       11.92              6.47        19,169
                                                                                       11.08             11.92        19,548
                                                                                        9.54             11.08        23,034
                                                                                        9.19              9.54        39,581
                                                                                        8.93              9.19        34,824
                                                                                        7.34              8.93        40,929
                                                                                       10.00              7.34        33,138
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.79            $14.87           910
                                                                                       12.05             14.79           923
                                                                                        9.13             12.05         2,579
                                                                                       15.61              9.13         2,581
                                                                                       15.81             15.61         2,602
                                                                                       14.51             15.81         2,621
                                                                                       13.45             14.51         2,491
                                                                                       12.56             13.45         1,613
                                                                                       10.00             12.56         2,366
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.51            $ 9.02           606
                                                                                        7.72              8.51           606
                                                                                        6.39              7.72           606
                                                                                        9.99              6.39           606
                                                                                       10.00              9.99           606
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.65            $ 7.99         8,208
   Class I                                                                              7.54              8.65        11,258
                                                                                        5.92              7.54        12,973
                                                                                        9.49              5.92        13,558
                                                                                       10.00              9.49        14,297
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.38            $10.25         21,954    2011
                                                                         9.40             10.38         28,389    2010
                                                                         6.87              9.40         30,883    2009
                                                                        11.08              6.87         34,995    2008
                                                                        10.14             11.08         37,937    2007
                                                                         9.61             10.14         37,151    2006
                                                                         9.37              9.61         40,622    2005
                                                                         8.73              9.37         43,679    2004
                                                                         7.24              8.73         46,857    2003
                                                                        10.00              7.24         20,607    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $11.38            $10.93         20,154    2011
                                                                        10.43             11.38         30,092    2010
                                                                         8.38             10.43         40,847    2009
                                                                        12.76              8.38         64,109    2008
                                                                        11.78             12.76        107,103    2007
                                                                        10.62             11.78        115,684    2006
                                                                        10.09             10.62        134,668    2005
                                                                         9.23             10.09        134,991    2004
                                                                         7.70              9.23         86,896    2003
                                                                        10.00              7.70         35,096    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.83            $12.18         15,674    2011
                                                                        10.34             13.83         24,895    2010
                                                                         6.45             10.34         27,272    2009
                                                                        10.84              6.45         33,826    2008
                                                                        10.77             10.84         36,850    2007
                                                                         9.69             10.77         42,301    2006
                                                                         9.38              9.69         43,847    2005
                                                                         8.97              9.38         45,403    2004
                                                                         6.83              8.97         45,712    2003
                                                                        10.00              6.83          7,505    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.54            $13.53          7,109    2011
                                                                        12.55             13.54         19,382    2010
                                                                        10.83             12.55         17,259    2009
                                                                        14.17             10.83         12,277    2008
                                                                        13.86             14.17         12,713    2007
                                                                        12.62             13.86         15,138    2006
                                                                        12.50             12.62          7,331    2005
                                                                        11.44             12.50             --    2004
                                                                        10.02             11.44             --    2003
                                                                        10.00             10.02             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $22.57            $23.65         29,762    2011
                                                                        20.21             22.57         33,179    2010
                                                                        15.45             20.21         34,251    2009
                                                                        25.26             15.45         35,441    2008
                                                                        20.12             25.26         56,916    2007
                                                                        15.61             20.12         51,139    2006
                                                                        13.61             15.61         35,421    2005
                                                                        10.65             13.61         25,770    2004
                                                                         7.99             10.65          8,477    2003
                                                                        10.00              7.99          4,056    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.12            $ 9.01          4,766    2011
                                                                                  8.23              9.12         17,691    2010
                                                                                  6.88              8.23         16,475    2009
                                                                                 12.39              6.88         26,344    2008
                                                                                 12.17             12.39         30,151    2007
                                                                                 11.16             12.17         39,468    2006
                                                                                 10.94             11.16         39,741    2005
                                                                                 10.00             10.94          6,917    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.34            $12.94         33,125    2011
                                                                                 12.42             13.34         42,575    2010
                                                                                  8.75             12.42         48,603    2009
                                                                                 16.37              8.75         60,400    2008
                                                                                 14.61             16.37         78,113    2007
                                                                                 13.79             14.61         83,316    2006
                                                                                 13.37             13.79         91,062    2005
                                                                                 12.74             13.37         86,611    2004
                                                                                  9.91             12.74         20,898    2003
                                                                                 10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $15.28            $13.75         51,891    2011
                                                                                 13.42             15.28         71,298    2010
                                                                                  9.79             13.42         88,205    2009
                                                                                 16.67              9.79        112,221    2008
                                                                                 15.97             16.67        138,791    2007
                                                                                 13.83             15.97        138,869    2006
                                                                                 12.32             13.83        114,806    2005
                                                                                 10.53             12.32        100,337    2004
                                                                                  7.49             10.53         88,879    2003
                                                                                 10.00              7.49         47,519    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.92            $10.71         68,646    2011
                                                                                  9.58             10.92         92,945    2010
                                                                                  7.61              9.58        121,728    2009
                                                                                 12.60              7.61        139,939    2008
                                                                                 12.29             12.60        166,693    2007
                                                                                 10.89             12.29        183,001    2006
                                                                                 10.46             10.89        197,143    2005
                                                                                  9.74             10.46        203,556    2004
                                                                                  7.83              9.74        193,703    2003
                                                                                 10.00              7.83        127,598    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.45            $17.72         19,968    2011
                                                                                 15.23             18.45         25,467    2010
                                                                                 11.31             15.23         25,473    2009
                                                                                 18.54             11.31         31,195    2008
                                                                                 19.11             18.54         38,672    2007
                                                                                 16.94             19.11         43,669    2006
                                                                                 15.69             16.94         34,711    2005
                                                                                 13.38             15.69         33,700    2004
                                                                                  9.42             13.38         27,178    2003
                                                                                 10.00              9.42             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.32            $13.22          6,178
                                                                                      10.65             13.32          6,666
                                                                                       8.18             10.65          6,540
                                                                                      16.37              8.18          6,815
                                                                                      15.69             16.37          6,690
                                                                                      15.53             15.69          6,164
                                                                                      14.09             15.53          5,675
                                                                                      11.99             14.09          5,439
                                                                                      10.00             11.99          4,842
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.53            $12.56          4,129
                                                                                      11.27             12.53          4,096
                                                                                       9.43             11.27          3,777
                                                                                      11.39              9.43          2,883
                                                                                      10.70             11.39          3,099
                                                                                      10.40             10.70          3,412
                                                                                      10.00             10.40          3,687
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $13.77            $14.47          4,820
                                                                                      12.90             13.77          3,684
                                                                                      11.34             12.90          3,725
                                                                                      11.81             11.34          3,902
                                                                                      11.58             11.81          5,328
                                                                                      11.52             11.58          6,349
                                                                                      11.13             11.52          7,788
                                                                                      10.72             11.13          7,254
                                                                                      10.65             10.72          3,382
                                                                                      10.00             10.65          3,186
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.59            $16.87         36,354
                                                                                      14.73             16.59         57,215
                                                                                      10.67             14.73         58,754
                                                                                      14.17             10.67         64,929
                                                                                      13.92             14.17         82,269
                                                                                      12.97             13.92         85,730
                                                                                      12.66             12.97         86,539
                                                                                      11.74             12.66         92,602
                                                                                       9.71             11.74         72,479
                                                                                      10.00              9.71         39,885
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $16.73            $21.04         56,338
                                                                                      15.23             16.73         89,563
                                                                                      16.19             15.23        103,353
                                                                                      14.02             16.19        215,198
                                                                                      12.99             14.02        132,557
                                                                                      13.05             12.99        148,545
                                                                                      12.66             13.05        159,318
                                                                                      11.96             12.66        169,625
                                                                                      11.70             11.96        131,824
                                                                                      10.00             11.70        101,362
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.21            $12.15          4,013
                                                                                      11.79             12.21         12,795
                                                                                      10.57             11.79         11,644
                                                                                      10.79             10.57          5,831
                                                                                      10.21             10.79          7,826
                                                                                       9.98             10.21          4,917
                                                                                      10.00              9.98          1,976
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.48            $15.78        155,162    2011
                                                                 14.55             15.48        262,699    2010
                                                                 12.96             14.55        386,564    2009
                                                                 12.57             12.96        370,283    2008
                                                                 11.75             12.57        401,421    2007
                                                                 11.50             11.75        410,883    2006
                                                                 11.41             11.50        411,758    2005
                                                                 11.05             11.41        407,788    2004
                                                                 10.69             11.05        379,023    2003
                                                                 10.00             10.69        242,786    2002
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.29            $11.35         11,153    2011
                                                                  9.69             11.29         15,168    2010
                                                                  6.48              9.69         17,651    2009
                                                                 11.33              6.48         20,729    2008
                                                                  9.77             11.33         21,838    2007
                                                                  9.39              9.77         25,969    2006
                                                                  9.44              9.39         26,976    2005
                                                                  8.77              9.44         26,234    2004
                                                                  6.13              8.77         26,895    2003
                                                                 10.00              6.13         13,798    2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.73            $18.54          3,219    2011
                                                                 18.68             19.73          2,669    2010
                                                                 12.06             18.68          3,000    2009
                                                                 20.22             12.06          5,032    2008
                                                                 18.66             20.22          5,785    2007
                                                                 16.69             18.66          4,862    2006
                                                                 13.99             16.69          1,683    2005
                                                                 12.32             13.99            625    2004
                                                                 10.00             12.32            600    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.09            $14.84             16    2011
                                                                 13.76             15.09             16    2010
                                                                  9.83             13.76            677    2009
                                                                 16.00              9.83            702    2008
                                                                 14.57             16.00            630    2007
                                                                 14.61             14.57            646    2006
                                                                 13.02             14.61          2,490    2005
                                                                 12.12             13.02          5,292    2004
                                                                 10.00             12.12          5,228    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.92            $20.57          7,988    2011
                                                                 20.66             25.92         32,328    2010
                                                                 11.90             20.66         33,827    2009
                                                                 25.84             11.90          8,587    2008
                                                                 17.78             25.84          5,661    2007
                                                                 14.85             17.78          4,372    2006
                                                                 10.00             14.85          2,289    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.71             --    2011
                                                                 10.00             12.60             --    2010
---------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.66            $11.08           787     2011
                                                                           11.09             11.66           787     2010
                                                                            7.63             11.09           787     2009
                                                                           16.13              7.63           787     2008
                                                                           16.19             16.13           945     2007
                                                                           14.57             16.19           955     2006
                                                                           14.05             14.57           955     2005
                                                                           12.89             14.05         1,253     2004
                                                                           10.00             12.89         1,254     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.35            $ 7.57           337     2011
                                                                            7.35              8.35           460     2010
                                                                            6.18              7.35           496     2009
                                                                           10.92              6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,094     2003
                                                                            8.91              6.63           988     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.72            $10.54           481     2011
                                                                            9.95             10.72           961     2010
                                                                            7.89              9.95         2,289     2009
                                                                           11.48              7.89         2,724     2008
                                                                           10.79             11.48         4,019     2007
                                                                           10.00             10.79         8,022     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $14.96            $13.69            --     2011
                                                                           13.51             14.96            --     2010
                                                                           10.18             13.51            36     2009
                                                                           17.41             10.18            --     2008
                                                                           15.47             17.41         1,150     2007
                                                                           12.30             15.47         1,150     2006
                                                                           10.63             12.30            --     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.52            $ 9.69            --     2011
                                                                            8.95             10.52            --     2010
                                                                            5.49              8.95         1,619     2009
                                                                           10.98              5.49         1,586     2008
                                                                            9.57             10.98         1,551     2007
                                                                            9.48              9.57         1,515     2006
                                                                            8.96              9.48         1,490     2005
                                                                            8.53              8.96         1,477     2004
                                                                            7.18              8.53            12     2003
                                                                           10.00              7.18            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.16            $11.71           329     2011
                                                                           10.69             12.16           329     2010
                                                                            8.46             10.69           330     2009
                                                                           13.40              8.46           735     2008
                                                                           13.95             13.40           712     2007
                                                                           12.22             13.95           690     2006
                                                                           11.94             12.22         1,254     2005
                                                                           10.34             11.94         1,461     2004
                                                                            8.04             10.34         1,316     2003
                                                                           10.00              8.04            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.84            $ 9.55            --     2011
                                                                               8.93              9.84            --     2010
                                                                               7.41              8.93            --     2009
                                                                               9.74              7.41            --     2008
                                                                              10.00              9.74            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.28            $ 8.85         1,264     2011
                                                                               8.56              9.28         1,347     2010
                                                                               6.99              8.56         1,422     2009
                                                                              10.19              6.99         1,488     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $15.83            $11.92            --     2011
                                                                              13.57             15.83            --     2010
                                                                               9.01             13.57            --     2009
                                                                              17.43              9.01            --     2008
                                                                              14.79             17.43            --     2007
                                                                              13.87             14.79            --     2006
                                                                              13.61             13.87            --     2005
                                                                              13.16             13.61            --     2004
                                                                              10.00             13.16            --     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.43            $ 9.84        13,608     2011
                                                                               8.50              9.43        15,891     2010
                                                                               7.18              8.50        18,488     2009
                                                                              12.31              7.18        26,359     2008
                                                                              11.94             12.31        36,402     2007
                                                                              10.38             11.94        43,952     2006
                                                                              10.09             10.38        52,550     2005
                                                                               9.22             10.09        55,611     2004
                                                                               7.09              9.22        59,210     2003
                                                                               9.28              7.09        62,219     2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.38            $ 8.22            --     2011
                                                                              10.12             10.38            --     2010
                                                                               7.66             10.12            61     2009
                                                                              16.66              7.66            --     2008
                                                                              16.05             16.66         1,124     2007
                                                                              12.08             16.05         1,124     2006
                                                                              10.54             12.08            --     2005
                                                                              10.00             10.54            --     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.26            $ 7.82         8,635     2011
                                                                               7.65              8.26         9,050     2010
                                                                               5.67              7.65         9,454     2009
                                                                               9.59              5.67        14,890     2008
                                                                               8.58              9.59        15,083     2007
                                                                               8.78              8.58        16,785     2006
                                                                               7.77              8.78        30,628     2005
                                                                               7.29              7.77        17,236     2004
                                                                               6.01              7.29        18,179     2003
                                                                               8.84              6.01         6,810     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $12.89            $13.21            --     2011
                                                                        9.59             12.89            --     2010
                                                                        6.91              9.59            --     2009
                                                                       12.91              6.91            --     2008
                                                                       11.55             12.91         1,065     2007
                                                                       10.63             11.55         1,065     2006
                                                                       10.30             10.63         1,528     2005
                                                                        9.16             10.30         1,528     2004
                                                                        6.26              9.16         1,528     2003
                                                                        9.37              6.26         1,528     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.61            $12.76            --     2011
                                                                       11.23             11.61            --     2010
                                                                       10.36             11.23           108     2009
                                                                       10.70             10.36            --     2008
                                                                        9.94             10.70         2,012     2007
                                                                        9.95              9.94         2,012     2006
                                                                       10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.57            $11.06            --     2011
                                                                       10.46             11.57            --     2010
                                                                        8.12             10.46            --     2009
                                                                       13.09              8.12            --     2008
                                                                       13.11             13.09            --     2007
                                                                       10.97             13.11            --     2006
                                                                       10.86             10.97            --     2005
                                                                       10.00             10.86            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.73            $13.96         8,163     2011
                                                                       13.65             14.73         8,163     2010
                                                                       11.48             13.65         8,163     2009
                                                                       14.53             11.48            --     2008
                                                                       12.65             14.53            --     2007
                                                                       11.05             12.65            --     2006
                                                                       10.00             11.05            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.79            $10.86            --     2011
                                                                        9.53             10.79            --     2010
                                                                        7.66              9.53            --     2009
                                                                       13.17              7.66            --     2008
                                                                       12.39             13.17            --     2007
                                                                       11.79             12.39            --     2006
                                                                       10.85             11.79            --     2005
                                                                       10.00             10.85            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.17            $11.66            --     2011
                                                                        9.64             12.17            --     2010
                                                                        7.66              9.64            --     2009
                                                                       13.02              7.66            --     2008
                                                                       13.40             13.02            --     2007
                                                                       12.13             13.40            --     2006
                                                                       11.20             12.13            --     2005
                                                                       10.00             11.20            --     2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $15.51            $14.85         1,330
                                                                                      12.97             15.51         1,576
                                                                                      10.41             12.97         1,709
                                                                                      17.48             10.41         5,174
                                                                                      15.13             17.48         6,108
                                                                                      14.50             15.13         6,984
                                                                                      13.72             14.50         7,827
                                                                                      12.35             13.72         8,786
                                                                                      10.00             12.35         7,564
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $19.77            $16.30           905
   Class 2                                                                            17.67             19.77         1,057
                                                                                      13.03             17.67         1,141
                                                                                      25.71             13.03         3,764
                                                                                      21.85             25.71         3,968
                                                                                      18.03             21.85         5,572
                                                                                      15.33             18.03         4,767
                                                                                      13.37             15.33         5,263
                                                                                      10.00             13.37         5,089
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 8.66            $ 8.60            --
                                                                                       7.67              8.66            --
                                                                                       5.83              7.67            --
                                                                                       9.04              5.83           589
                                                                                       8.53              9.04           598
                                                                                       7.94              8.53           585
                                                                                       7.79              7.94           575
                                                                                       7.46              7.79           539
                                                                                       6.02              7.46           565
                                                                                       8.62              6.02            --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.80            $11.91         2,178
                                                                                      11.00             11.80         2,825
                                                                                       7.75             11.00         2,815
                                                                                      10.81              7.75        14,823
                                                                                      10.82             10.81        21,759
                                                                                      10.43             10.82        27,577
                                                                                      10.21             10.43        23,505
                                                                                      10.09             10.21        36,250
                                                                                       9.97             10.09        26,636
                                                                                      10.00              9.97            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $16.87            $17.41         1,542
                                                                                      15.00             16.87         1,664
                                                                                      10.00             15.00         1,829
                                                                                      13.76             10.00         3,227
                                                                                      13.56             13.76         4,101
                                                                                      12.47             13.56         4,396
                                                                                      12.39             12.47         4,817
                                                                                      11.44             12.39         5,064
                                                                                       9.55             11.44         5,777
                                                                                       9.58              9.55         3,837
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.34            $15.60           785     2011
                                                                         15.83             18.34           851     2010
                                                                         12.47             15.83           955     2009
                                                                         21.83             12.47         1,044     2008
                                                                         18.40             21.83           826     2007
                                                                         16.32             18.40           930     2006
                                                                         14.97             16.32         1,002     2005
                                                                         13.30             14.97           903     2004
                                                                         10.00             13.30         1,980     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.51            $11.96            --     2011
                                                                         11.16             12.51            --     2010
                                                                          8.81             11.16            --     2009
                                                                         12.61              8.81            --     2008
                                                                         11.13             12.61            --     2007
                                                                         10.56             11.13            --     2006
                                                                         10.35             10.56            --     2005
                                                                         10.00             10.35            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.36            $10.75            --     2011
                                                                          9.81             11.36            --     2010
                                                                          7.21              9.81            --     2009
                                                                         11.14              7.21            --     2008
                                                                         10.42             11.14            --     2007
                                                                         10.00             10.42            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.99            $14.33         1,200     2011
                                                                         13.04             14.99         1,296     2010
                                                                          9.78             13.04         3,758     2009
                                                                         17.36              9.78         6,618     2008
                                                                         15.05             17.36         8,899     2007
                                                                         13.73             15.05        12,607     2006
                                                                         11.97             13.73         6,244     2005
                                                                         10.57             11.97         5,576     2004
                                                                          8.38             10.57         8,163     2003
                                                                          9.43              8.38         3,085     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.69            $14.04            --     2011
                                                                         12.66             14.69            --     2010
                                                                          9.48             12.66            --     2009
                                                                         16.43              9.48            --     2008
                                                                         15.65             16.43            --     2007
                                                                         13.98             15.65            --     2006
                                                                         11.78             13.98            --     2005
                                                                         11.83             11.78            --     2004
                                                                         10.00             11.83            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity -- Income Portfolio -- Service Class 2                     $10.42            $10.31         5,452     2011
                                                                          9.22             10.42         6,891     2010
                                                                          7.22              9.22         8,808     2009
                                                                         12.83              7.22        21,184     2008
                                                                         12.88             12.83        25,156     2007
                                                                         10.92             12.88        26,754     2006
                                                                         10.52             10.92        26,910     2005
                                                                          9.62             10.52        26,278     2004
                                                                          7.52              9.62        23,582     2003
                                                                          9.23              7.52         9,913     2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.13            $10.10         7,035     2011
                                                                                    8.99             10.13         7,276     2010
                                                                                    7.20              8.99         7,439     2009
                                                                                   12.59              7.20         8,612     2008
                                                                                   11.45             12.59         7,993     2007
                                                                                   10.31             11.45        10,346     2006
                                                                                    9.76             10.31        14,267     2005
                                                                                    9.41              9.76        14,660     2004
                                                                                    7.75              9.41        13,489     2003
                                                                                    9.47              7.75         8,157     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.66            $ 8.51           288     2011
                                                                                    7.11              8.66           557     2010
                                                                                    5.65              7.11           554     2009
                                                                                   10.90              5.65           667     2008
                                                                                    8.75             10.90         7,921     2007
                                                                                    8.35              8.75         8,414     2006
                                                                                    8.05              8.35        10,198     2005
                                                                                    7.93              8.05        11,174     2004
                                                                                    6.09              7.93        11,920     2003
                                                                                    8.88              6.09        11,771     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.52            $12.13            --     2011
                                                                                   10.89             11.52            --     2010
                                                                                    9.59             10.89            --     2009
                                                                                   10.10              9.59            --     2008
                                                                                   10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.60            $19.81         4,565     2011
                                                                                   17.87             22.60         4,714     2010
                                                                                   13.00             17.87         4,968     2009
                                                                                   21.89             13.00         8,259     2008
                                                                                   19.30             21.89         9,930     2007
                                                                                   17.46             19.30        10,501     2006
                                                                                   15.04             17.46        12,165     2005
                                                                                   12.27             15.04        13,468     2004
                                                                                    9.02             12.27        26,963     2003
                                                                                   10.20              9.02        13,735     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.35            $11.05            --     2011
                                                                                    9.94             12.35            --     2010
                                                                                    6.43              9.94            --     2009
                                                                                   13.42              6.43            --     2008
                                                                                   12.94             13.42         2,265     2007
                                                                                   11.34             12.94         2,265     2006
                                                                                   11.26             11.34            --     2005
                                                                                   10.00             11.26            --     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.61            $12.70         2,215     2011
                                                                                   11.38             12.61         2,384     2010
                                                                                    8.53             11.38         2,563     2009
                                                                                   12.33              8.53         2,258     2008
                                                                                   12.09             12.33           811     2007
                                                                                   10.39             12.09         1,745     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.68            $ 8.41            --     2011
                                                                                    8.01              8.68            --     2010
                                                                                    6.25              8.01            --     2009
                                                                                    9.91              6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $14.42            $14.03            --     2011
                                                              13.18             14.42            --     2010
                                                              10.63             13.18            60     2009
                                                              17.19             10.63            --     2008
                                                              16.90             17.19            --     2007
                                                              14.51             16.90            --     2006
                                                              13.34             14.51            --     2005
                                                              12.05             13.34            --     2004
                                                               9.79             12.05            --     2003
                                                              10.00              9.79            --     2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.58            $ 7.85            --     2011
                                                               8.13              8.58            --     2010
                                                               6.30              8.13            --     2009
                                                              11.11              6.30            --     2008
                                                              11.04             11.11            --     2007
                                                              10.00             11.04            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.19            $10.83           170     2011
                                                              10.20             11.19           184     2010
                                                               8.27             10.20        14,516     2009
                                                              12.54              8.27        14,533     2008
                                                              11.58             12.54        16,997     2007
                                                               9.99             11.58        20,165     2006
                                                               9.76              9.99        16,770     2005
                                                               9.06              9.76         6,342     2004
                                                               7.42              9.06         7,472     2003
                                                               9.16              7.42         8,213     2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $12.26            $12.93         2,146     2011
                                                              11.59             12.26         2,761     2010
                                                              10.92             11.59         2,736     2009
                                                              11.70             10.92         2,567     2008
                                                              11.35             11.70         3,110     2007
                                                              11.06             11.35         2,929     2006
                                                              11.02             11.06         2,818     2005
                                                              10.83             11.02         3,343     2004
                                                              10.63             10.83         2,647     2003
                                                              10.00             10.63            --     2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $16.52            $14.89           899     2011
                                                              13.31             16.52           953     2010
                                                               9.57             13.31        12,926     2009
                                                              15.65              9.57        13,861     2008
                                                              14.13             15.65        17,818     2007
                                                              13.25             14.13        18,261     2006
                                                              12.06             13.25        20,514     2005
                                                              10.57             12.06        11,511     2004
                                                               8.08             10.57        11,914     2003
                                                               9.53              8.08        17,111     2002
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.04            $ 1.02         12,496    2011
                                                          1.05              1.04         15,571    2010
                                                          1.07              1.05          4,247    2009
                                                          1.06              1.07         24,274    2008
                                                          1.03              1.06         29,200    2007
                                                          1.00              1.03         34,658    2006
                                                          0.99              1.00         33,949    2005
                                                          1.00              0.99         49,033    2004
                                                          1.01              1.00        124,094    2003
                                                          1.01              1.01        180,193    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.96            $ 9.85          1,928    2011
                                                          9.08              9.96          2,389    2010
                                                          6.65              9.08          2,427    2009
                                                         10.68              6.65          2,428    2008
                                                         10.31             10.68          2,499    2007
                                                          9.61             10.31          2,594    2006
                                                          9.65              9.61          2,674    2005
                                                          9.16              9.65          2,675    2004
                                                          7.23              9.16          2,767    2003
                                                          9.30              7.23          1,795    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.84            $22.51            381    2011
                                                         16.43             20.84            481    2010
                                                         12.30             16.43            581    2009
                                                         19.56             12.30          1,356    2008
                                                         23.36             19.56          1,449    2007
                                                         17.86             23.36          1,420    2006
                                                         16.24             17.86          1,389    2005
                                                         12.48             16.24          1,406    2004
                                                         10.00             12.48          1,902    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.98            $ 9.99         12,733    2011
                                                          8.84              9.98         13,036    2010
                                                          7.12              8.84         28,666    2009
                                                         11.56              7.12         33,268    2008
                                                         11.18             11.56         38,665    2007
                                                          9.85             11.18         41,803    2006
                                                          9.58              9.85         47,120    2005
                                                          8.82              9.58         43,953    2004
                                                          6.99              8.82         48,344    2003
                                                          9.16              6.99         34,649    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $15.04            $15.25          1,524    2011
                                                         12.00             15.04          2,807    2010
                                                          9.32             12.00         13,693    2009
                                                         15.18              9.32         16,981    2008
                                                         15.08             15.18         19,550    2007
                                                         13.54             15.08         20,364    2006
                                                         12.56             13.54         21,399    2005
                                                         11.09             12.56         13,726    2004
                                                          9.09             11.09         14,779    2003
                                                         10.73              9.09          8,760    2002
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $13.57            $12.96        10,722
                                                                                    12.58             13.57        11,224
                                                                                    10.59             12.58        11,573
                                                                                    15.22             10.59        11,857
                                                                                    13.86             15.22        17,188
                                                                                    12.39             13.86        14,668
                                                                                    12.15             12.39        15,026
                                                                                    11.42             12.15         9,115
                                                                                    10.00             11.42         8,699
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.31            $ 9.83            --
                                                                                     9.58             10.31            --
                                                                                     8.08              9.58            --
                                                                                    11.64              8.08            --
                                                                                    10.61             11.64            --
                                                                                    10.00             10.61            --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.21            $ 9.75            --
                                                                                     9.41             10.21            --
                                                                                     7.27              9.41        13,310
                                                                                    11.56              7.27        13,390
                                                                                    10.89             11.56        14,855
                                                                                     9.53             10.89        14,866
                                                                                     9.46              9.53        14,866
                                                                                     8.89              9.46         4,238
                                                                                     7.33              8.89         4,239
                                                                                     9.23              7.33         5,075
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.69            $10.67            --
                                                                                     9.50             11.69            --
                                                                                     6.43              9.50            --
                                                                                    10.00              6.43            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.88            $ 9.27            --
                                                                                     9.02              9.88            --
                                                                                     7.02              9.02            --
                                                                                    10.00              7.02            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.31            $ 8.71            --
                                                                                     8.67              9.31            --
                                                                                     7.59              8.67            93
                                                                                    10.00              7.59            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.91            $ 9.31           413
                                                                                    10.00             10.91           432
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.68            $12.23            --
                                                                                    11.30             11.68            --
                                                                                    10.58             11.30            66
                                                                                    10.00             10.58            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.94            $11.96            --
                                                                                     9.80             11.94            --
                                                                                     7.46              9.80            99
                                                                                    10.00              7.46            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.98            $12.01            --
                                                                                    10.37             11.98            --
                                                                                     7.24             10.37           127
                                                                                    10.00              7.24            --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $10.41            $ 9.47            --     2011
                                                                          8.54             10.41            --     2010
                                                                          6.57              8.54            38     2009
                                                                         10.00              6.57            --     2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.15            $12.10            --     2011
                                                                         10.69             13.15            --     2010
                                                                          8.16             10.69            --     2009
                                                                         13.19              8.16            --     2008
                                                                         12.99             13.19            --     2007
                                                                         11.37             12.99            --     2006
                                                                         10.00             11.37            --     2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $14.35            $14.30         3,064     2011
                                                                         13.49             14.35         4,076     2010
                                                                         10.93             13.49         4,486     2009
                                                                         13.23             10.93         8,299     2008
                                                                         12.20             13.23        16,510     2007
                                                                         11.24             12.20        20,331     2006
                                                                         10.61             11.24        22,934     2005
                                                                          9.96             10.61        26,410     2004
                                                                          8.91              9.96        36,133     2003
                                                                          9.70              8.91        40,545     2002
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $12.42            $12.02            --     2011
                                                                         10.06             12.42            --     2010
                                                                          7.08             10.06            --     2009
                                                                         12.83              7.08         1,125     2008
                                                                         10.72             12.83         1,125     2007
                                                                          9.62             10.72         1,125     2006
                                                                          8.73              9.62         1,203     2005
                                                                          7.37              8.73        11,725     2004
                                                                          5.56              7.37         2,700     2003
                                                                          7.86              5.56         1,552     2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $12.78            $11.70            --     2011
                                                                         12.20             12.78           384     2010
                                                                          8.50             12.20         2,217     2009
                                                                         15.51              8.50         2,026     2008
                                                                         11.55             15.51         2,050     2007
                                                                         10.76             11.55         2,064     2006
                                                                          9.72             10.76         2,123     2005
                                                                          8.38              9.72         2,590     2004
                                                                          7.08              8.38         1,277     2003
                                                                          8.57              7.08         1,214     2002
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $ 9.50            $ 8.54            --     2011
                                                                          7.77              9.50            --     2010
                                                                          5.03              7.77            --     2009
                                                                          9.14              5.03            --     2008
                                                                          7.63              9.14            --     2007
                                                                          7.20              7.63            --     2006
                                                                          6.56              7.20            --     2005
                                                                          6.63              6.56            --     2004
                                                                          4.60              6.63           332     2003
                                                                          7.93              4.60           332     2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 8.69            $ 8.07           386
                                                                                        7.73              8.69           386
                                                                                        5.78              7.73           386
                                                                                        9.77              5.78           386
                                                                                        8.66              9.77         1,325
                                                                                        7.92              8.66         6,046
                                                                                        7.74              7.92         6,286
                                                                                        7.55              7.74         6,555
                                                                                        5.84              7.55         6,856
                                                                                        8.10              5.84         4,966
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $23.10            $15.37            --
                                                                                       18.79             23.10            --
                                                                                       10.67             18.79            --
                                                                                       22.70             10.67         1,228
                                                                                       18.03             22.70         1,242
                                                                                       12.50             18.03         1,255
                                                                                        9.64             12.50         2,650
                                                                                        8.25              9.64         3,017
                                                                                        6.24              8.25         2,518
                                                                                        8.54              6.24           891
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 8.41            $ 7.12           119
                                                                                        7.40              8.41           153
                                                                                        5.48              7.40         2,301
                                                                                       10.09              5.48         3,367
                                                                                        9.38             10.09         3,882
                                                                                        8.09              9.38         4,134
                                                                                        7.79              8.09         7,775
                                                                                        7.58              7.79         8,454
                                                                                        6.23              7.58         9,264
                                                                                        8.53              6.23        10,365
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.73            $14.81            --
                                                                                       12.01             14.73            --
                                                                                        9.10             12.01            --
                                                                                       15.58              9.10            --
                                                                                       15.78             15.58            --
                                                                                       14.49             15.78            --
                                                                                       13.43             14.49            --
                                                                                       12.56             13.43            --
                                                                                       10.00             12.56            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.50            $ 9.00            --
                                                                                        7.71              8.50            --
                                                                                        6.39              7.71            --
                                                                                        9.99              6.39            --
                                                                                       10.00              9.99            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.64            $ 7.97            --
   Class I                                                                              7.53              8.64            --
                                                                                        5.92              7.53            --
                                                                                        9.49              5.92            --
                                                                                       10.00              9.49            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 8.80            $ 8.69         1,529     2011
                                                                         7.98              8.80         1,529     2010
                                                                         5.83              7.98         1,529     2009
                                                                         9.41              5.83         2,224     2008
                                                                         8.62              9.41         6,001     2007
                                                                         8.17              8.62         5,923     2006
                                                                         7.97              8.17         6,448     2005
                                                                         7.44              7.97         6,521     2004
                                                                         6.17              7.44         6,451     2003
                                                                         8.67              6.17        15,434     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $10.27            $ 9.85         1,537     2011
                                                                         9.41             10.27         1,541     2010
                                                                         7.56              9.41         5,065     2009
                                                                        11.52              7.56         5,142     2008
                                                                        10.65             11.52         5,083     2007
                                                                         9.61             10.65         5,254     2006
                                                                         9.13              9.61         5,385     2005
                                                                         8.35              9.13         5,849     2004
                                                                         6.97              8.35         6,028     2003
                                                                         8.99              6.97         5,972     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.10            $11.53            --     2011
                                                                         9.80             13.10            87     2010
                                                                         6.12              9.80            87     2009
                                                                        10.28              6.12         3,402     2008
                                                                        10.22             10.28         4,208     2007
                                                                         9.21             10.22         4,402     2006
                                                                         8.91              9.21         4,693     2005
                                                                         8.53              8.91         4,837     2004
                                                                         6.50              8.53         4,938     2003
                                                                         9.69              6.50         2,072     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.48            $13.47            --     2011
                                                                        12.50             13.48            --     2010
                                                                        10.80             12.50            --     2009
                                                                        14.14             10.80            --     2008
                                                                        13.83             14.14            --     2007
                                                                        12.60             13.83            --     2006
                                                                        12.48             12.60            --     2005
                                                                        11.43             12.48            --     2004
                                                                        10.02             11.43            --     2003
                                                                        10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.86            $17.66           384     2011
                                                                        15.10             16.86           516     2010
                                                                        11.56             15.10           643     2009
                                                                        18.90             11.56         1,564     2008
                                                                        15.06             18.90         7,742     2007
                                                                        11.69             15.06        12,726     2006
                                                                        10.20             11.69         7,153     2005
                                                                         7.99             10.20         8,475     2004
                                                                         5.99              7.99         7,728     2003
                                                                         7.90              5.99         8,996     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.09            $ 8.98            --     2011
                                                                                  8.20              9.09            --     2010
                                                                                  6.86              8.20            --     2009
                                                                                 12.37              6.86            --     2008
                                                                                 12.16             12.37            --     2007
                                                                                 11.15             12.16            --     2006
                                                                                 10.93             11.15            --     2005
                                                                                 10.00             10.93            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.28            $12.88            --     2011
                                                                                 12.37             13.28           122     2010
                                                                                  8.73             12.37           153     2009
                                                                                 16.33              8.73           185     2008
                                                                                 14.58             16.33           213     2007
                                                                                 13.77             14.58           238     2006
                                                                                 13.35             13.77           267     2005
                                                                                 12.73             13.35           109     2004
                                                                                  9.91             12.73            --     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $14.57            $13.11         1,500     2011
                                                                                 12.80             14.57         1,620     2010
                                                                                  9.34             12.80         1,736     2009
                                                                                 15.92              9.34         4,806     2008
                                                                                 15.26             15.92         7,003     2007
                                                                                 13.22             15.26         7,457     2006
                                                                                 11.78             13.22         8,070     2005
                                                                                 10.08             11.78        14,961     2004
                                                                                  7.17             10.08         8,203     2003
                                                                                  9.39              7.17         3,629     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.18            $ 9.98         5,793     2011
                                                                                  8.94             10.18         8,072     2010
                                                                                  7.10              8.94        11,807     2009
                                                                                 11.76              7.10        15,543     2008
                                                                                 11.48             11.76        17,641     2007
                                                                                 10.17             11.48        20,593     2006
                                                                                  9.78             10.17        22,841     2005
                                                                                  9.11              9.78        20,742     2004
                                                                                  7.33              9.11        30,999     2003
                                                                                  9.20              7.33        23,922     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.37            $17.64           537     2011
                                                                                 15.18             18.37           689     2010
                                                                                 11.27             15.18           856     2009
                                                                                 18.49             11.27         1,504     2008
                                                                                 19.07             18.49         3,734     2007
                                                                                 16.91             19.07         4,327     2006
                                                                                 15.67             16.91         4,358     2005
                                                                                 13.37             15.67         4,729     2004
                                                                                  9.42             13.37         4,424     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.27            $13.16            --
                                                                                      10.61             13.27            --
                                                                                       8.16             10.61            --
                                                                                      16.33              8.16            --
                                                                                      15.66             16.33           106
                                                                                      15.51             15.66           112
                                                                                      14.08             15.51           112
                                                                                      11.99             14.08           126
                                                                                      10.00             11.99           126
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.49            $12.52            --
                                                                                      11.24             12.49            --
                                                                                       9.41             11.24            --
                                                                                      11.38              9.41            --
                                                                                      10.70             11.38            --
                                                                                      10.40             10.70            --
                                                                                      10.00             10.40            --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $14.17            $14.88            --
                                                                                      13.28             14.17           816
                                                                                      11.68             13.28           831
                                                                                      12.16             11.68         1,417
                                                                                      11.94             12.16         1,466
                                                                                      11.88             11.94         1,504
                                                                                      11.49             11.88         1,537
                                                                                      11.06             11.49         1,583
                                                                                      11.00             11.06         1,590
                                                                                      10.34             11.00         1,640
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.57            $16.84         2,933
                                                                                      14.72             16.57         4,228
                                                                                      10.67             14.72         6,362
                                                                                      14.18             10.67        10,785
                                                                                      13.93             14.18        15,878
                                                                                      12.99             13.93        17,739
                                                                                      12.68             12.99        18,941
                                                                                      11.77             12.68        20,181
                                                                                       9.74             11.77        23,922
                                                                                      10.03              9.74        13,812
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $17.55            $22.07           943
                                                                                      15.99             17.55         3,588
                                                                                      17.01             15.99         3,762
                                                                                      14.74             17.01         5,455
                                                                                      13.66             14.74         8,388
                                                                                      13.73             13.66        18,565
                                                                                      13.33             13.73        19,045
                                                                                      12.60             13.33        18,407
                                                                                      12.33             12.60        22,908
                                                                                      10.66             12.33        26,959
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.18            $12.11           733
                                                                                      11.76             12.18           895
                                                                                      10.55             11.76         1,141
                                                                                      10.77             10.55            --
                                                                                      10.20             10.77            --
                                                                                       9.98             10.20            --
                                                                                      10.00              9.98            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $16.31            $16.62         9,761     2011
                                                                 15.34             16.31        15,439     2010
                                                                 13.68             15.34        17,982     2009
                                                                 13.27             13.68        25,620     2008
                                                                 12.41             13.27        41,669     2007
                                                                 12.15             12.41        53,436     2006
                                                                 12.06             12.15        55,425     2005
                                                                 11.69             12.06        64,580     2004
                                                                 11.32             11.69        85,510     2003
                                                                 10.55             11.32        61,981     2002
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.47            $ 9.51         3,187     2011
                                                                  8.12              9.47         3,187     2010
                                                                  5.43              8.12         3,187     2009
                                                                  9.51              5.43         3,191     2008
                                                                  8.21              9.51         3,344     2007
                                                                  7.89              8.21         3,347     2006
                                                                  7.94              7.89         3,335     2005
                                                                  7.38              7.94         8,330     2004
                                                                  5.16              7.38         4,636     2003
                                                                  8.58              5.16         5,514     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.65            $18.46            --     2011
                                                                 18.61             19.65            --     2010
                                                                 12.02             18.61            --     2009
                                                                 20.17             12.02            --     2008
                                                                 18.63             20.17            --     2007
                                                                 16.67             18.63            --     2006
                                                                 13.98             16.67            --     2005
                                                                 12.32             13.98            --     2004
                                                                 10.00             12.32            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.03            $14.77            --     2011
                                                                 13.71             15.03            --     2010
                                                                  9.80             13.71            --     2009
                                                                 15.96              9.80            --     2008
                                                                 14.55             15.96            --     2007
                                                                 14.59             14.55            --     2006
                                                                 13.01             14.59            --     2005
                                                                 12.11             13.01            --     2004
                                                                 10.00             12.11            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.84            $20.50            --     2011
                                                                 20.61             25.84            --     2010
                                                                 11.88             20.61             8     2009
                                                                 25.81             11.88            --     2008
                                                                 17.77             25.81            --     2007
                                                                 14.84             17.77            --     2006
                                                                 10.00             14.84            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.70            --     2011
                                                                 10.00             12.60            --     2010
---------------------------------------------------------------------------------------------------------------

        EACH ANNUITANT OVER AGE 70 WITH ENHANCED PAYMENT BENEFIT OPTION



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.53            $10.94           113     2011
                                                                           10.98             11.53         1,194     2010
                                                                            7.57             10.98         1,371     2009
                                                                           16.02              7.57         1,818     2008
                                                                           16.10             16.02         2,386     2007
                                                                           14.51             16.10         2,719     2006
                                                                           14.02             14.51         3,805     2005
                                                                           12.88             14.02         7,503     2004
                                                                           10.00             12.88         6,298     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.19            $ 8.31         2,889     2011
                                                                            8.10              9.19         2,923     2010
                                                                            6.82              8.10         2,804     2009
                                                                           12.07              6.82         3,487     2008
                                                                           10.97             12.07         4,370     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,930     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.64            $10.45         3,409     2011
                                                                            9.89             10.64         3,310     2010
                                                                            7.85              9.89         3,249     2009
                                                                           11.45              7.85         3,318     2008
                                                                           10.78             11.45         4,472     2007
                                                                           10.00             10.78         4,163     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $14.82            $13.54         1,573     2011
                                                                           13.41             14.82         1,718     2010
                                                                           10.12             13.41         2,688     2009
                                                                           17.33             10.12         2,724     2008
                                                                           15.42             17.33         2,445     2007
                                                                           12.28             15.42           665     2006
                                                                           10.62             12.28         2,267     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.39            $ 9.55           334     2011
                                                                            8.85             10.39           328     2010
                                                                            5.44              8.85           393     2009
                                                                           10.88              5.44         2,434     2008
                                                                            9.50             10.88         2,422     2007
                                                                            9.43              9.50         2,289     2006
                                                                            8.92              9.43         2,039     2005
                                                                            8.51              8.92         1,970     2004
                                                                            7.17              8.51           842     2003
                                                                           10.00              7.17            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.00            $11.54         2,492     2011
                                                                           10.56             12.00         8,917     2010
                                                                            8.38             10.56        12,244     2009
                                                                           13.29              8.38        12,668     2008
                                                                           13.85             13.29        13,247     2007
                                                                           12.16             13.85        18,226     2006
                                                                           11.89             12.16        25,978     2005
                                                                           10.31             11.89        14,166     2004
                                                                            8.03             10.31         7,135     2003
                                                                           10.00              8.03         2,540     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.78            $ 9.48            --     2011
                                                                               8.89              9.78            --     2010
                                                                               7.39              8.89            --     2009
                                                                               9.73              7.39            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.24            $ 8.79            --     2011
                                                                               8.53              9.24            --     2010
                                                                               6.98              8.53            --     2009
                                                                              10.18              6.98            --     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $15.64            $11.77            31     2011
                                                                              13.43             15.64           805     2010
                                                                               8.93             13.43         1,022     2009
                                                                              17.31              8.93           250     2008
                                                                              14.70             17.31           250     2007
                                                                              13.81             14.70           250     2006
                                                                              13.57             13.81           524     2005
                                                                              13.15             13.57         3,077     2004
                                                                              10.00             13.15         3,004     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.91            $10.33        25,604     2011
                                                                               8.95              9.91        36,816     2010
                                                                               7.57              8.95        43,325     2009
                                                                              13.00              7.57        56,143     2008
                                                                              12.63             13.00        68,477     2007
                                                                              10.99             12.63        79,666     2006
                                                                              10.70             10.99        85,629     2005
                                                                               9.80             10.70        86,762     2004
                                                                               7.55              9.80        75,157     2003
                                                                              10.00              7.55        29,439     2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.28            $ 8.13         9,354     2011
                                                                              10.04             10.28        10,353     2010
                                                                               7.61             10.04         6,226     2009
                                                                              16.58              7.61         7,568     2008
                                                                              16.00             16.58        10,866     2007
                                                                              12.06             16.00         5,985     2006
                                                                              10.54             12.06         5,913     2005
                                                                              10.00             10.54            --     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 9.67            $ 9.14         1,368     2011
                                                                               8.96              9.67         1,410     2010
                                                                               6.66              8.96         3,443     2009
                                                                              11.26              6.66         8,818     2008
                                                                              10.10             11.26        11,650     2007
                                                                              10.35             10.10        17,631     2006
                                                                               9.18             10.35        17,191     2005
                                                                               8.62              9.18        19,610     2004
                                                                               7.12              8.62        16,456     2003
                                                                              10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $13.76            $14.08           431     2011
                                                                       10.26             13.76           488     2010
                                                                        7.39             10.26           984     2009
                                                                       13.85              7.39           984     2008
                                                                       12.40             13.85           984     2007
                                                                       11.43             12.40           984     2006
                                                                       11.10             11.43            --     2005
                                                                        9.88             11.10            --     2004
                                                                        6.77              9.88            --     2003
                                                                       10.00              6.77            --     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.51            $12.63         4,470     2011
                                                                       11.15             11.51         4,668     2010
                                                                       10.30             11.15         1,492     2009
                                                                       10.66             10.30         1,328     2008
                                                                        9.91             10.66            --     2007
                                                                        9.94              9.91            --     2006
                                                                       10.00              9.94            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.45            $10.94           253     2011
                                                                       10.37             11.45           254     2010
                                                                        8.07             10.37           254     2009
                                                                       13.02              8.07           254     2008
                                                                       13.06             13.02           254     2007
                                                                       10.94             13.06            --     2006
                                                                       10.85             10.94            --     2005
                                                                       10.00             10.85            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.61            $13.82            --     2011
                                                                       13.55             14.61            --     2010
                                                                       11.41             13.55            --     2009
                                                                       14.47             11.41            --     2008
                                                                       12.62             14.47            --     2007
                                                                       11.04             12.62            --     2006
                                                                       10.00             11.04            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.68            $10.74           269     2011
                                                                        9.45             10.68           269     2010
                                                                        7.60              9.45           269     2009
                                                                       13.10              7.60           270     2008
                                                                       12.34             13.10           270     2007
                                                                       11.76             12.34            --     2006
                                                                       10.84             11.76            --     2005
                                                                       10.00             10.84            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.05            $11.52           205     2011
                                                                        9.56             12.05           241     2010
                                                                        7.60              9.56           280     2009
                                                                       12.95              7.60           327     2008
                                                                       13.34             12.95           343     2007
                                                                       12.10             13.34           434     2006
                                                                       11.19             12.10            --     2005
                                                                       10.00             11.19            --     2004
---------------------------------------------------------------------------------------------------------------------


                                                                                          ACCUMULATION      ACCUMULATION
                                                                                         UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                            BEGINNING OF PERIOD END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                              $15.33            $14.65
                                                                                              12.84             15.33
                                                                                              10.32             12.84
                                                                                              17.36             10.32
                                                                                              15.05             17.36
                                                                                              14.45             15.05
                                                                                              13.69             14.45
                                                                                              12.33             13.69
                                                                                              10.00             12.33
--------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2         $19.54            $16.08
                                                                                              17.49             19.54
                                                                                              12.91             17.49
                                                                                              25.53             12.91
                                                                                              21.73             25.53
                                                                                              17.95             21.73
                                                                                              15.30             17.95
                                                                                              13.36             15.30
                                                                                              10.00             13.36
--------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                       $10.04            $ 9.95
                                                                                               8.91             10.04
                                                                                               6.78              8.91
                                                                                              10.53              6.78
                                                                                               9.95             10.53
                                                                                               9.28              9.95
                                                                                               9.12              9.28
                                                                                               8.74              9.12
                                                                                               7.06              8.74
                                                                                              10.00              7.06
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                            $11.65            $11.74
                                                                                              10.87             11.65
                                                                                               7.67             10.87
                                                                                              10.72              7.67
                                                                                              10.75             10.72
                                                                                              10.37             10.75
                                                                                              10.17             10.37
                                                                                              10.07             10.17
                                                                                               9.96             10.07
                                                                                              10.00              9.96
--------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                       $17.07            $17.59
                                                                                              15.20             17.07
                                                                                              10.15             15.20
                                                                                              13.99             10.15
                                                                                              13.81             13.99
                                                                                              12.71             13.81
                                                                                              12.66             12.71
                                                                                              11.70             12.66
                                                                                               9.78             11.70
                                                                                              10.00              9.78
--------------------------------------------------------------------------------------------------------------------------


                                                                                         NUMBER OF
                                                                                       ACCUMULATION
                                                                                         UNITS AT
SUBACCOUNTS                                                                            END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                             2,683    2011
                                                                                            3,287    2010
                                                                                            4,079    2009
                                                                                            4,122    2008
                                                                                            3,789    2007
                                                                                           11,408    2006
                                                                                            9,141    2005
                                                                                            7,853    2004
                                                                                               --    2003
---------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2        4,011    2011
                                                                                            3,877    2010
                                                                                            4,608    2009
                                                                                            4,648    2008
                                                                                            4,377    2007
                                                                                            2,991    2006
                                                                                            2,447    2005
                                                                                            1,931    2004
                                                                                            1,127    2003
---------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                         --    2011
                                                                                               --    2010
                                                                                               --    2009
                                                                                               --    2008
                                                                                               --    2007
                                                                                               --    2006
                                                                                               --    2005
                                                                                               --    2004
                                                                                               --    2003
                                                                                               --    2002
---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                          22,291    2011
                                                                                           69,146    2010
                                                                                           89,455    2009
                                                                                          101,450    2008
                                                                                          105,729    2007
                                                                                          110,972    2006
                                                                                          111,961    2005
                                                                                           63,047    2004
                                                                                            7,156    2003
                                                                                               --    2002
---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                      2,430    2011
                                                                                            4,097    2010
                                                                                            8,333    2009
                                                                                           15,371    2008
                                                                                           16,058    2007
                                                                                           15,487    2006
                                                                                            9,934    2005
                                                                                            8,133    2004
                                                                                            9,741    2003
                                                                                            1,030    2002
---------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.12            $15.40         3,671     2011
                                                                         15.67             18.12         3,977     2010
                                                                         12.36             15.67         6,230     2009
                                                                         21.67             12.36         6,870     2008
                                                                         18.30             21.67         8,414     2007
                                                                         16.26             18.30        10,286     2006
                                                                         14.93             16.26         7,779     2005
                                                                         13.28             14.93         5,995     2004
                                                                         10.00             13.28         3,471     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.39            $11.82            --     2011
                                                                         11.07             12.39         4,225     2010
                                                                          8.75             11.07         4,473     2009
                                                                         12.54              8.75         5,194     2008
                                                                         11.09             12.54            --     2007
                                                                         10.54             11.09            --     2006
                                                                         10.34             10.54            --     2005
                                                                         10.00             10.34            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.28            $10.66           878     2011
                                                                          9.76             11.28           878     2010
                                                                          7.18              9.76           879     2009
                                                                         11.11              7.18           880     2008
                                                                         10.41             11.11           880     2007
                                                                         10.00             10.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.49            $14.79        17,780     2011
                                                                         13.49             15.49        25,773     2010
                                                                         10.14             13.49        32,065     2009
                                                                         18.02             10.14        34,394     2008
                                                                         15.65             18.02        37,950     2007
                                                                         14.30             15.65        48,407     2006
                                                                         12.48             14.30        51,636     2005
                                                                         11.04             12.48        27,871     2004
                                                                          8.77             11.04        13,750     2003
                                                                         10.00              8.77         2,258     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.52            $13.86            --     2011
                                                                         12.53             14.52            --     2010
                                                                          9.40             12.53            --     2009
                                                                         16.31              9.40            --     2008
                                                                         15.57             16.31           875     2007
                                                                         13.93             15.57           581     2006
                                                                         11.75             13.93            --     2005
                                                                         11.81             11.75            --     2004
                                                                         10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.73            $10.61        19,003     2011
                                                                          9.51             10.73        23,062     2010
                                                                          7.46              9.51        31,720     2009
                                                                         13.28              7.46        43,621     2008
                                                                         13.35             13.28        58,544     2007
                                                                         11.34             13.35        56,590     2006
                                                                         10.94             11.34        60,926     2005
                                                                         10.01             10.94        57,661     2004
                                                                          7.84             10.01        55,234     2003
                                                                         10.00              7.84        22,674     2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $10.50            $10.45         1,253     2011
                                                                   9.33             10.50         6,057     2010
                                                                   7.48              9.33         6,714     2009
                                                                  13.12              7.48         8,082     2008
                                                                  11.94             13.12         8,068     2007
                                                                  10.77             11.94         7,421     2006
                                                                  10.22             10.77         7,979     2005
                                                                   9.86             10.22         4,328     2004
                                                                   8.13              9.86        13,086     2003
                                                                  10.00              8.13        10,475     2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 9.55            $ 9.38         4,160     2011
                                                                   7.85              9.55         5,728     2010
                                                                   6.25              7.85         7,624     2009
                                                                  12.08              6.25         8,906     2008
                                                                   9.71             12.08         9,191     2007
                                                                   9.28              9.71         8,281     2006
                                                                   8.96              9.28         7,972     2005
                                                                   8.85              8.96         7,716     2004
                                                                   6.80              8.85         4,878     2003
                                                                  10.00              6.80         1,831     2002
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.45            $12.04            --     2011
                                                                  10.84             11.45            --     2010
                                                                   9.56             10.84            --     2009
                                                                  10.09              9.56            --     2008
                                                                  10.00             10.09           155     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $21.67            $18.98        14,924     2011
                                                                  17.17             21.67        19,963     2010
                                                                  12.51             17.17        23,256     2009
                                                                  21.09             12.51        25,702     2008
                                                                  18.62             21.09        32,941     2007
                                                                  16.87             18.62        41,692     2006
                                                                  14.56             16.87        38,530     2005
                                                                  11.89             14.56        38,518     2004
                                                                   8.76             11.89        44,031     2003
                                                                  10.00              8.76        42,838     2002
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $12.22            $10.92           241     2011
                                                                   9.85             12.22           241     2010
                                                                   6.38              9.85           242     2009
                                                                  13.34              6.38           242     2008
                                                                  12.89             13.34           242     2007
                                                                  11.31             12.89            --     2006
                                                                  11.25             11.31            --     2005
                                                                  10.00             11.25            --     2004
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares              $12.50            $12.57        12,742     2011
                                                                  11.30             12.50        17,892     2010
                                                                   8.48             11.30        23,221     2009
                                                                  12.28              8.48        18,454     2008
                                                                  12.06             12.28        17,414     2007
                                                                  10.38             12.06         9,668     2006
                                                                  10.00             10.38           907     2005
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.64            $ 8.35            --     2011
                                                                                    7.98              8.64            --     2010
                                                                                    6.24              7.98            --     2009
                                                                                    9.91              6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.24            $13.83         8,399     2011
                                                                                   13.04             14.24         8,300     2010
                                                                                   10.53             13.04         4,872     2009
                                                                                   17.05             10.53         4,963     2008
                                                                                   16.78             17.05         6,171     2007
                                                                                   14.44             16.78         3,161     2006
                                                                                   13.30             14.44            --     2005
                                                                                   12.02             13.30            --     2004
                                                                                    9.78             12.02            --     2003
                                                                                   10.00              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.52            $ 7.79         2,143     2011
                                                                                    8.08              8.52         2,385     2010
                                                                                    6.28              8.08         3,253     2009
                                                                                   11.08              6.28         3,298     2008
                                                                                   11.03             11.08         4,946     2007
                                                                                   10.00             11.03         3,452     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.72            $11.32         7,596     2011
                                                                                   10.69             11.72         8,259     2010
                                                                                    8.68             10.69        10,277     2009
                                                                                   13.19              8.68        16,296     2008
                                                                                   12.20             13.19        21,094     2007
                                                                                   10.54             12.20        23,551     2006
                                                                                   10.31             10.54        24,466     2005
                                                                                    9.59             10.31        24,854     2004
                                                                                    7.87              9.59        26,114     2003
                                                                                   10.00              7.87         9,308     2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $12.10            $12.74         6,875     2011
                                                                                   11.45             12.10        10,570     2010
                                                                                   10.81             11.45        10,556     2009
                                                                                   11.60             10.81         9,935     2008
                                                                                   11.27             11.60        11,382     2007
                                                                                   11.00             11.27        12,946     2006
                                                                                   10.97             11.00        14,742     2005
                                                                                   10.81             10.97        14,741     2004
                                                                                   10.62             10.81        13,554     2003
                                                                                   10.00             10.62           160     2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $16.16            $14.55        10,200     2011
                                                                                   13.04             16.16        18,079     2010
                                                                                    9.39             13.04        22,040     2009
                                                                                   15.38              9.39        26,056     2008
                                                                                   13.91             15.38        29,006     2007
                                                                                   13.07             13.91        31,149     2006
                                                                                   11.91             13.07        27,025     2005
                                                                                   10.45             11.91        30,131     2004
                                                                                    8.01             10.45        31,112     2003
                                                                                   10.00              8.01        19,620     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.01            $ 1.00         10,739    2011
                                                          1.03              1.01         23,770    2010
                                                          1.05              1.03        153,628    2009
                                                          1.05              1.05        556,052    2008
                                                          1.01              1.05        568,100    2007
                                                          0.99              1.01        590,814    2006
                                                          0.98              0.99        462,125    2005
                                                          0.99              0.98        467,693    2004
                                                          1.00              0.99        528,820    2003
                                                          1.00              1.00        688,546    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.33            $10.20          1,455    2011
                                                          9.43             10.33          1,455    2010
                                                          6.92              9.43          1,455    2009
                                                         11.13              6.92          1,455    2008
                                                         10.76             11.13          1,455    2007
                                                         10.04             10.76          1,455    2006
                                                         10.10             10.04          6,207    2005
                                                          9.61             10.10          6,558    2004
                                                          7.59              9.61          8,553    2003
                                                         10.00              7.59          1,455    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.59            $22.22          6,581    2011
                                                         16.26             20.59          7,662    2010
                                                         12.20             16.26          9,394    2009
                                                         19.42             12.20         11,081    2008
                                                         23.23             19.42         11,621    2007
                                                         17.78             23.23         10,121    2006
                                                         16.20             17.78          8,306    2005
                                                         12.46             16.20         12,926    2004
                                                         10.00             12.46          9,560    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.61            $10.60         46,762    2011
                                                          9.41             10.61         95,927    2010
                                                          7.59              9.41         97,912    2009
                                                         12.34              7.59        107,680    2008
                                                         11.96             12.34        115,712    2007
                                                         10.55             11.96        113,668    2006
                                                         10.28             10.55        109,914    2005
                                                          9.48             10.28        110,333    2004
                                                          7.52              9.48        121,652    2003
                                                         10.00              7.52         60,262    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.72            $13.90          4,927    2011
                                                         10.96             13.72          6,414    2010
                                                          8.53             10.96          8,514    2009
                                                         13.92              8.53         10,297    2008
                                                         13.85             13.92         12,629    2007
                                                         12.45             13.85         14,214    2006
                                                         11.57             12.45         13,655    2005
                                                         10.23             11.57         17,151    2004
                                                          8.40             10.23         18,862    2003
                                                         10.00              8.40         13,613    2002
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $13.41            $12.79         6,520
                                                                                    12.45             13.41         7,820
                                                                                    10.50             12.45        10,730
                                                                                    15.12             10.50        13,737
                                                                                    13.79             15.12        12,688
                                                                                    12.34             13.79        14,978
                                                                                    12.12             12.34        11,682
                                                                                    11.41             12.12        12,533
                                                                                    10.00             11.41        10,503
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.24            $ 9.74            --
                                                                                     9.53             10.24            --
                                                                                     8.05              9.53            --
                                                                                    11.61              8.05            --
                                                                                    10.60             11.61            --
                                                                                    10.00             10.60            --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.70            $10.20           115
                                                                                     9.88             10.70           316
                                                                                     7.64              9.88           345
                                                                                    12.17              7.64         1,207
                                                                                    11.48             12.17         1,332
                                                                                    10.06             11.48         8,129
                                                                                    10.00             10.06         8,551
                                                                                     9.41             10.00         8,543
                                                                                     7.77              9.41         8,201
                                                                                    10.00              7.77         2,355
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.65            $10.61           121
                                                                                     9.48             11.65           204
                                                                                     6.42              9.48            --
                                                                                    10.00              6.42            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.84            $ 9.22            --
                                                                                     9.01              9.84            --
                                                                                     7.01              9.01            --
                                                                                    10.00              7.01            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.27            $ 8.67           317
                                                                                     8.65              9.27           543
                                                                                     7.59              8.65           868
                                                                                    10.00              7.59           783
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.90            $ 9.29            --
                                                                                    10.00             10.90            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.64            $12.17           282
                                                                                    11.27             11.64         1,916
                                                                                    10.57             11.27           851
                                                                                    10.00             10.57           758
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.89            $11.90           228
                                                                                     9.78             11.89           421
                                                                                     7.46              9.78           951
                                                                                    10.00              7.46           985
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.94            $11.95           917
                                                                                    10.35             11.94         1,683
                                                                                     7.23             10.35         1,254
                                                                                    10.00              7.23         1,432
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $10.37            $ 9.42            286    2011
                                                                          8.53             10.37            488    2010
                                                                          6.57              8.53            282    2009
                                                                         10.00              6.57            293    2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.03            $11.98          2,840    2011
                                                                         10.62             13.03          2,784    2010
                                                                          8.12             10.62          4,634    2009
                                                                         13.13              8.12          4,646    2008
                                                                         12.96             13.13          4,743    2007
                                                                         11.36             12.96          1,995    2006
                                                                         10.00             11.36          1,930    2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $14.44            $14.37         38,416    2011
                                                                         13.60             14.44         46,991    2010
                                                                         11.03             13.60         52,396    2009
                                                                         13.38             11.03         72,149    2008
                                                                         12.36             13.38         86,634    2007
                                                                         11.39             12.36         91,194    2006
                                                                         10.78             11.39        105,654    2005
                                                                         10.13             10.78        128,087    2004
                                                                          9.07             10.13        127,245    2003
                                                                         10.00              9.07        112,016    2002
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $17.07            $16.49             --    2011
                                                                         13.85             17.07             --    2010
                                                                          9.76             13.85             --    2009
                                                                         17.71              9.76             17    2008
                                                                         14.82             17.71            678    2007
                                                                         13.31             14.82            864    2006
                                                                         12.10             13.31            907    2005
                                                                         10.23             12.10          1,000    2004
                                                                          7.73             10.23          1,037    2003
                                                                         10.00              7.73          1,109    2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $15.00            $13.70          1,229    2011
                                                                         14.34             15.00          1,365    2010
                                                                         10.00             14.34          2,158    2009
                                                                         18.29             10.00          2,241    2008
                                                                         13.63             18.29          2,091    2007
                                                                         12.72             13.63          2,086    2006
                                                                         11.51             12.72          1,624    2005
                                                                          9.93             11.51          1,929    2004
                                                                          8.41              9.93          2,040    2003
                                                                         10.00              8.41          3,611    2002
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $12.13            $10.88             --    2011
                                                                          9.93             12.13             34    2010
                                                                          6.45              9.93            162    2009
                                                                         11.72              6.45             99    2008
                                                                          9.81             11.72             99    2007
                                                                          9.26              9.81          1,488    2006
                                                                          8.45              9.26          1,488    2005
                                                                          8.56              8.45          2,839    2004
                                                                          5.95              8.56          1,399    2003
                                                                         10.00              5.95          4,778    2002
-----------------------------------------------------------------------------------------------------------------------


                                                                                      ACCUMULATION      ACCUMULATION
                                                                                     UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                        BEGINNING OF PERIOD END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                      $10.38            $ 9.63
                                                                                           9.25             10.38
                                                                                           6.93              9.25
                                                                                          11.73              6.93
                                                                                          10.41             11.73
                                                                                           9.54             10.41
                                                                                           9.34              9.54
                                                                                           9.12              9.34
                                                                                           7.07              9.12
                                                                                          10.00              7.07
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                   $26.78            $17.79
                                                                                          21.81             26.78
                                                                                          12.40             21.81
                                                                                          26.44             12.40
                                                                                          21.03             26.44
                                                                                          14.61             21.03
                                                                                          11.27             14.61
                                                                                           9.67             11.27
                                                                                           7.32              9.67
                                                                                          10.00              7.32
----------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                                  $ 9.77            $ 8.25
                                                                                           8.61              9.77
                                                                                           6.38              8.61
                                                                                          11.78              6.38
                                                                                          10.97             11.78
                                                                                           9.47             10.97
                                                                                           9.14              9.47
                                                                                           8.90              9.14
                                                                                           7.33              8.90
                                                                                          10.00              7.33
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II                $14.56            $14.61
                                                                                          11.89             14.56
                                                                                           9.02             11.89
                                                                                          15.46              9.02
                                                                                          15.69             15.46
                                                                                          14.43             15.69
                                                                                          13.40             14.43
                                                                                          12.54             13.40
                                                                                          10.00             12.54
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II            $ 8.45            $ 8.94
                                                                                           7.67              8.45
                                                                                           6.37              7.67
                                                                                           9.98              6.37
                                                                                          10.00              9.98
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I         $ 8.59            $ 7.91
                                                                                           7.50              8.59
                                                                                           5.90              7.50
                                                                                           9.48              5.90
                                                                                          10.00              9.48
----------------------------------------------------------------------------------------------------------------------


                                                                                     NUMBER OF
                                                                                   ACCUMULATION
                                                                                     UNITS AT
SUBACCOUNTS                                                                        END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                    1,402     2011
                                                                                       1,402     2010
                                                                                       1,402     2009
                                                                                       1,402     2008
                                                                                       2,333     2007
                                                                                         482     2006
                                                                                       2,203     2005
                                                                                       2,883     2004
                                                                                       3,020     2003
                                                                                       1,124     2002
-----------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                 1,299     2011
                                                                                       1,333     2010
                                                                                       1,413     2009
                                                                                       4,505     2008
                                                                                       4,652     2007
                                                                                       5,120     2006
                                                                                       5,763     2005
                                                                                       6,131     2004
                                                                                       5,990     2003
                                                                                       1,352     2002
-----------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                                1,175     2011
                                                                                       1,274     2010
                                                                                       1,329     2009
                                                                                       1,330     2008
                                                                                       4,749     2007
                                                                                       5,033     2006
                                                                                       5,392     2005
                                                                                       5,678     2004
                                                                                       6,217     2003
                                                                                       4,895     2002
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II              1,168     2011
                                                                                       1,239     2010
                                                                                       1,316     2009
                                                                                       1,316     2008
                                                                                       1,394     2007
                                                                                       1,465     2006
                                                                                       1,536     2005
                                                                                       2,075     2004
                                                                                         163     2003
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II             --     2011
                                                                                          --     2010
                                                                                          --     2009
                                                                                          --     2008
                                                                                          --     2007
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I          --     2011
                                                                                          --     2010
                                                                                          --     2009
                                                                                          --     2008
                                                                                         522     2007
-----------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.19            $10.05        11,351     2011
                                                                         9.26             10.19        12,318     2010
                                                                         6.78              9.26        14,752     2009
                                                                        10.95              6.78        14,996     2008
                                                                        10.04             10.95        18,336     2007
                                                                         9.53             10.04        23,063     2006
                                                                         9.31              9.53        25,557     2005
                                                                         8.70              9.31        33,424     2004
                                                                         7.23              8.70        38,130     2003
                                                                        10.00              7.23        34,776     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $11.18            $10.71           520     2011
                                                                        10.27             11.18           630     2010
                                                                         8.26             10.27         4,154     2009
                                                                        12.61              8.26         5,276     2008
                                                                        11.67             12.61        10,008     2007
                                                                        10.54             11.67        11,688     2006
                                                                        10.03             10.54        11,890     2005
                                                                         9.19             10.03        11,501     2004
                                                                         7.68              9.19        13,847     2003
                                                                        10.00              7.68         7,608     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.58            $11.94         1,576     2011
                                                                        10.17             13.58         8,895     2010
                                                                         6.36             10.17         9,160     2009
                                                                        10.71              6.36        11,693     2008
                                                                        10.67             10.71        11,239     2007
                                                                         9.62             10.67        10,750     2006
                                                                         9.32              9.62         3,191     2005
                                                                         8.94              9.32         4,502     2004
                                                                         6.82              8.94         2,627     2003
                                                                        10.00              6.82           101     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.31            $13.28            --     2011
                                                                        12.37             13.31            --     2010
                                                                        10.70             12.37            --     2009
                                                                        14.02             10.70            --     2008
                                                                        13.74             14.02           402     2007
                                                                        12.53             13.74           289     2006
                                                                        12.44             12.53            --     2005
                                                                        11.41             12.44            --     2004
                                                                        10.02             11.41            --     2003
                                                                        10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $22.17            $23.19        10,746     2011
                                                                        19.89             22.17        10,846     2010
                                                                        15.24             19.89         8,696     2009
                                                                        24.96             15.24        10,603     2008
                                                                        19.93             24.96        14,238     2007
                                                                        15.49             19.93        13,197     2006
                                                                        13.53             15.49         7,438     2005
                                                                        10.61             13.53         5,013     2004
                                                                         7.97             10.61         2,711     2003
                                                                        10.00              7.97         1,548     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.00            $ 8.87             --    2011
                                                                                  8.13              9.00             --    2010
                                                                                  6.81              8.13             --    2009
                                                                                 12.30              6.81             --    2008
                                                                                 12.11             12.30          5,736    2007
                                                                                 11.12             12.11          2,394    2006
                                                                                 10.92             11.12          2,394    2005
                                                                                 10.00             10.92            452    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.11            $12.70            132    2011
                                                                                 12.23             13.11            145    2010
                                                                                  8.64             12.23            297    2009
                                                                                 16.20              8.64            320    2008
                                                                                 14.49             16.20            262    2007
                                                                                 13.70             14.49            265    2006
                                                                                 13.30             13.70            396    2005
                                                                                 12.71             13.30          1,138    2004
                                                                                  9.90             12.71            892    2003
                                                                                 10.00              9.90             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $15.01            $13.48         11,725    2011
                                                                                 13.21             15.01         22,056    2010
                                                                                  9.65             13.21         24,001    2009
                                                                                 16.47              9.65         29,449    2008
                                                                                 15.81             16.47         33,322    2007
                                                                                 13.72             15.81         35,210    2006
                                                                                 12.25             13.72         35,288    2005
                                                                                 10.49             12.25         36,982    2004
                                                                                  7.48             10.49         36,757    2003
                                                                                 10.00              7.48         19,756    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.73            $10.50         33,442    2011
                                                                                  9.43             10.73         40,524    2010
                                                                                  7.50              9.43         50,830    2009
                                                                                 12.45              7.50         56,956    2008
                                                                                 12.17             12.45         84,754    2007
                                                                                 10.80             12.17         99,289    2006
                                                                                 10.40             10.80        112,207    2005
                                                                                  9.71             10.40        140,480    2004
                                                                                  7.82              9.71        164,722    2003
                                                                                 10.00              7.82        137,585    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.14            $17.39          3,551    2011
                                                                                 15.01             18.14          7,147    2010
                                                                                 11.17             15.01          7,977    2009
                                                                                 18.34             11.17          9,324    2008
                                                                                 18.94             18.34         11,104    2007
                                                                                 16.82             18.94         15,504    2006
                                                                                 15.61             16.82         16,353    2005
                                                                                 13.34             15.61         14,266    2004
                                                                                  9.42             13.34          8,168    2003
                                                                                 10.00              9.42             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.12            $12.99            175
                                                                                      10.50             13.12            175
                                                                                       8.09             10.50            176
                                                                                      16.22              8.09            176
                                                                                      15.58             16.22            355
                                                                                      15.44             15.58            355
                                                                                      14.04             15.44            176
                                                                                      11.97             14.04            177
                                                                                      10.00             11.97            101
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.38            $12.39             --
                                                                                      11.16             12.38             --
                                                                                       9.36             11.16             --
                                                                                      11.33              9.36             --
                                                                                      10.67             11.33             --
                                                                                      10.39             10.67             --
                                                                                      10.00             10.39             --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $13.53            $14.18          1,880
                                                                                      12.70             13.53          2,508
                                                                                      11.18             12.70          2,627
                                                                                      11.67             11.18          2,713
                                                                                      11.47             11.67          3,200
                                                                                      11.43             11.47          2,162
                                                                                      11.07             11.43          2,205
                                                                                      10.68             11.07          1,523
                                                                                      10.63             10.68          9,078
                                                                                      10.00             10.63          8,406
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.29            $16.53          6,713
                                                                                      14.49             16.29         12,892
                                                                                      10.52             14.49         17,501
                                                                                      14.01             10.52         20,378
                                                                                      13.78             14.01         22,998
                                                                                      12.87             13.78         25,227
                                                                                      12.59             12.87         24,619
                                                                                      11.70             12.59         26,050
                                                                                       9.70             11.70         24,548
                                                                                      10.00              9.70         12,002
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $16.43            $20.62         37,913
                                                                                      14.99             16.43         46,086
                                                                                      15.96             14.99         59,395
                                                                                      13.86             15.96         65,492
                                                                                      12.86             13.86         75,100
                                                                                      12.95             12.86         84,403
                                                                                      12.59             12.95         94,390
                                                                                      11.91             12.59         64,945
                                                                                      11.68             11.91        105,287
                                                                                      10.00             11.68         94,209
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.07            $11.99          1,213    2011
                                                                 11.68             12.07          3,619    2010
                                                                 10.49             11.68          4,167    2009
                                                                 10.73             10.49          4,114    2008
                                                                 10.18             10.73          2,477    2007
                                                                  9.97             10.18          1,290    2006
                                                                 10.00              9.97             --    2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.20            $15.47         37,103    2011
                                                                 14.32             15.20         55,645    2010
                                                                 12.79             14.32         66,665    2009
                                                                 12.42             12.79         91,190    2008
                                                                 11.64             12.42        109,142    2007
                                                                 11.41             11.64        118,023    2006
                                                                 11.34             11.41        125,162    2005
                                                                 11.01             11.34        129,504    2004
                                                                 10.68             11.01        142,783    2003
                                                                 10.00             10.68        113,110    2002
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.09            $11.13            621    2011
                                                                  9.53             11.09         25,972    2010
                                                                  6.39              9.53         27,092    2009
                                                                 11.20              6.39         25,979    2008
                                                                  9.68             11.20         26,552    2007
                                                                  9.32              9.68         27,067    2006
                                                                  9.38              9.32         27,094    2005
                                                                  8.74              9.38         26,709    2004
                                                                  6.12              8.74            634    2003
                                                                 10.00              6.12            699    2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.42            $18.22            266    2011
                                                                 18.42             19.42            303    2010
                                                                 11.92             18.42            881    2009
                                                                 20.03             11.92            923    2008
                                                                 18.52             20.03          1,142    2007
                                                                 16.60             18.52          1,483    2006
                                                                 13.94             16.60            722    2005
                                                                 12.31             13.94             --    2004
                                                                 10.00             12.31             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $14.86            $14.58            295    2011
                                                                 13.57             14.86            337    2010
                                                                  9.72             13.57            383    2009
                                                                 15.85              9.72            439    2008
                                                                 14.47             15.85            616    2007
                                                                 14.53             14.47            689    2006
                                                                 12.98             14.53            753    2005
                                                                 12.10             12.98            622    2004
                                                                 10.00             12.10            670    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.62            $20.29          2,164    2011
                                                                 20.47             25.62          2,051    2010
                                                                 11.81             20.47          1,150    2009
                                                                 25.70             11.81          1,167    2008
                                                                 17.72             25.70          1,185    2007
                                                                 14.83             17.72            702    2006
                                                                 10.00             14.83            702    2005
---------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.59            $11.68          --       2011
                                                                 10.00             12.59          --       2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017
                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials. This contract (Foundation NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Global Real Estate Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund --  Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)/1/


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II


/1/ Effective April 30, 2012, the Invesco V.I. Capital Appreciation Fund --
    Series I shares merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Also effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares changed its name to the Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS VARIABLE SERIES I:
DWS Capital Growth VIP -- Class B Shares


DWS VARIABLE SERIES II:

DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Large Cap Value VIP -- Class B Shares


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund --Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares

JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 JPMorgan Insurance Trust International Equity Portfolio --Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio --Class 1 JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS......................................................  6

FEE TABLES.......................................................  7
   Examples......................................................  9

SYNOPSIS.........................................................  9

CONDENSED FINANCIAL INFORMATION.................................. 12

THE COMPANY...................................................... 12

FINANCIAL CONDITION OF THE COMPANY............................... 12

THE SEPARATE ACCOUNT............................................. 13
   The Portfolios................................................ 13
   Subaccounts................................................... 14
   Voting Rights................................................. 20
   Asset Allocation Program...................................... 20

THE GUARANTEE ACCOUNT............................................ 26

CHARGES AND OTHER DEDUCTIONS..................................... 27
   Transaction Expenses.......................................... 27
       Surrender Charge.......................................... 27
       Exceptions to the Surrender Charge........................ 28
   Deductions from the Separate Account.......................... 28
   Other Charges................................................. 28

THE CONTRACT..................................................... 29
   Purchase of the Contract...................................... 29
   Ownership..................................................... 30
   Assignment.................................................... 30
   Purchase Payments............................................. 30
   Valuation Day and Valuation Period............................ 31
   Allocation of Purchase Payments............................... 31
   Enhanced Payment Benefit Option............................... 31
   Valuation of Accumulation Units............................... 31

TRANSFERS........................................................ 32
   Transfers Before the Annuity Commencement Date................ 32
   Transfers from the Guarantee Account to the Subaccounts....... 32
   Transfers from the Subaccounts to the Guarantee Account....... 32
   Transfers Among the Subaccounts............................... 32
   Telephone/Internet Transactions............................... 33
   Confirmation of Transactions.................................. 34
   Special Note on Reliability................................... 34
   Transfers by Third Parties.................................... 34
   Special Note on Frequent Transfers............................ 34
   Dollar Cost Averaging Program................................. 36
   Defined Dollar Cost Averaging................................. 37
   Portfolio Rebalancing Program................................. 37
   Guarantee Account Interest Sweep Program...................... 38


SURRENDERS AND PARTIAL WITHDRAWALS...............................  38
   Surrenders and Partial Withdrawals............................  38
   Restrictions on Distributions from Certain Contracts..........  39
   Systematic Withdrawal Program.................................  39

THE DEATH BENEFIT................................................  40
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................  40
   When We Calculate The Death Benefit...........................  41
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................  41
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................  44

INCOME PAYMENTS..................................................  44
   Optional Payment Plans........................................  45
   Variable Income Payments......................................  46
   Transfers After the Annuity Commencement Date.................  46

TAX MATTERS......................................................  47
   Introduction..................................................  47
   Taxation of Non-Qualified Contracts...........................  47
   Section 1035 Exchanges........................................  49
   Qualified Retirement Plans....................................  49
   Federal Income Tax Withholding................................  53
   State Income Tax Withholding..................................  54
   Tax Status of the Company.....................................  54
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...  54
   Federal Defense of Marriage Act...............................  54
   Annuity Purchases by Residents of Puerto Rico.................  54
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations................................................  54
   Foreign Tax Credits...........................................  54
   Changes in the Law............................................  55

REQUESTING PAYMENTS..............................................  55

SALE OF THE CONTRACTS............................................  55

ADDITIONAL INFORMATION...........................................  57
   Owner Questions...............................................  57
   Return Privilege..............................................  57
   State Regulation..............................................  57
   Evidence of Death, Age, Gender, Marital Status or Survival....  57
   Records and Reports...........................................  57
   Other Information.............................................  57
   Legal Proceedings.............................................  58

APPENDIX -- CONDENSED FINANCIAL INFORMATION...................... A-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
-----------------------------------------------------------------------------------------------
Annual Contract Charge                                              $30.00/1/
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
-----------------------------------------------------------------------------------------------
                                                      Annuitant (Joint    Either Annuitant Over
                                                   Annuitant, if any) Age    Age 70 at Issue
                                                   70 or Younger at Issue
                                                   --------------------------------------------
  Mortality and Expense Risk Charge                         1. 30%                 1.50%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                           0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
OPTIONAL BENEFITS
-----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                         0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES/3/            1.60%                 1.80%
-----------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.50%   1.43%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.43%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $905       $1,652      $2,323       $3,808


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $326       $1,053      $1,803       $3,773


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $356       $1,085      $1,835       $3,808


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                                                                                                 ADVISER (AND SUB-ADVISER(S),
                          SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                AS APPLICABLE)
                          -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. GLOBAL REAL ESTATE      Total return through growth    Invesco Advisers, Inc. (subadvised
FUNDS (INVESCO            FUND -- SERIES II SHARES             of capital and current         by Invesco Asset Management
VARIABLE                                                       income.                        Limited)
INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              to seek capital growth.        Invesco Advisers, Inc.
                          AMERICAN FRANCHISE FUND --
                           SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                           SERIES I SHARES)
                          -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total        AllianceBernstein, L.P.
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --         return consistent with the
FUND, INC.                CLASS B                              adviser's determination of
                                                               reasonable risk.
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.   AllianceBernstein, L.P.
                          INCOME PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.   AllianceBernstein, L.P.
                          GROWTH PORTFOLIO -- CLASS B
                          -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY          VP INCOME & GROWTH FUND --           Seeks capital growth. Income   American Century Investment
VARIABLE PORTFOLIOS,      CLASS I                              is a secondary objective.      Management, Inc.
INC.                      -------------------------------------------------------------------------------------------------------
                          VP INTERNATIONAL FUND -- CLASS I     Seeks capital growth.          American Century Investment
                                                                                              Management, Inc.
                          -------------------------------------------------------------------------------------------------------
                          VP ULTRA(R) FUND -- CLASS I          Seeks long-term capital        American Century Investment
                                                               growth.                        Management, Inc.
                          -------------------------------------------------------------------------------------------------------
                          VP VALUE FUND -- CLASS I             Seeks long-term capital        American Century Investment
                                                               growth. Income is a secondary  Management, Inc.
                                                               objective.
                          -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --      Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,   CLASS II                             return using a strategy that   Management, Inc.
INC.                                                           seeks to protect against U.S.
                                                               inflation.
                          -------------------------------------------------------------------------------------------------------
DREYFUS                   DREYFUS INVESTMENT PORTFOLIOS        Seeks investment results that  The Dreyfus Corporation
                          MIDCAP STOCK PORTFOLIO -- INITIAL    are greater than the total
                          SHARES                               return performance of
                                                               publicly traded common stocks
                                                               of medium-size domestic
                                                               companies in the aggregate,
                                                               as represented by the
                                                               Standard & Poor's MidCap
                                                               400(R) Index.
                          -------------------------------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                         SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                AS APPLICABLE)
                         -----------------------------------------------------------------------------------------------------
                         DREYFUS VARIABLE INVESTMENT        The portfolio seeks as high a  The Dreyfus Corporation
                         FUND -- MONEY MARKET PORTFOLIO     level of current income as is
                                                            consistent with the
                                                            preservation of capital and
                                                            the maintenance of liquidity.
                                                            As a money market fund, the
                                                            portfolio is subject to
                                                            maturity, quality and
                                                            diversification requirements
                                                            designed to help it maintain
                                                            a stable share price of $1.00.
                         -----------------------------------------------------------------------------------------------------
                         THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with     The Dreyfus Corporation
                         GROWTH FUND, INC. -- INITIAL       current income as a secondary
                         SHARES                             goal.
                         -----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I    DWS CAPITAL GROWTH VIP --          The fund seeks to provide      Deutsche Investment Management
                         CLASS B SHARES                     long-term growth of capital.   Americas Inc.
                         -----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II   DWS DREMAN SMALL MID CAP           Seeks long-term capital        Deutsche Investment Management
                         VALUE VIP -- CLASS B SHARES        appreciation.                  Americas Inc. (subadvised by
                                                                                           Dreman Value Management L.L.C.)
                         -----------------------------------------------------------------------------------------------------
                         DWS LARGE CAP VALUE VIP --         Seeks to achieve a high rate   Deutsche Investment Management
                         CLASS B SHARES                     of total return.               Americas Inc.
                         -----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of     Eaton Vance Management
TRUST                                                       current income.
                         -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS FUND  SERVICE CLASS 2                    appreciation.                  Company (FMR) (subadvised by
                                                                                           FMR Co., Inc. (FMRC), Fidelity
                                                                                           Research & Analysis Company
                                                                                           (FRAC), Fidelity Management &
                                                                                           Research (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International Investment
                                                                                           Advisors (FIIA), Fidelity
                                                                                           International Investment Advisors
                                                                                           (U.K.) Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan Limited
                                                                                           (FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         SERVICE CLASS 2                    fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            potential for capital          FIJ)
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                         -----------------------------------------------------------------------------------------------------
                         VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                         CLASS 2                            capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       FRANKLIN INCOME SECURITIES         Seeks to maximize income       Franklin Advisers, Inc.
VARIABLE INSURANCE       FUND -- CLASS 2 SHARES             while maintaining prospects
PRODUCTS TRUST                                              for capital appreciation. The
                                                            fund normally invests in both
                                                            equity and debt securities.
                         -----------------------------------------------------------------------------------------------------
                         FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation.    Franklin Advisers, Inc.
                         SECURITIES FUND -- CLASS 2 SHARES  The fund normally invests at least 80% of its net assets
                                                            in investments of large
                                                            capitalization companies.
                         -----------------------------------------------------------------------------------------------------

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation,    Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  with income as a secondary     (the fund's administrator)
                    SHARES/1/                         goal. The fund normally
                                                      invests equal portions in
                                                      Class 1 shares of Franklin
                                                      Income Securities Fund;
                                                      Mutual Shares Securities
                                                      Fund; and Templeton Growth
                                                      Securities Fund.
                    ----------------------------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                    CLASS 2 SHARES                    with income as a secondary
                                                      goal. The fund normally
                                                      invests primarily in U.S. and
                                                      foreign equity securities
                                                      that the manager believes are
                                                      undervalued.
                    ----------------------------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES      Seeks long-term capital        Templeton Investment Counsel, LLC
                    FUND -- CLASS 2 SHARES            growth. The fund normally
                                                      invests at least 80% of its
                                                      net assets in investments of
                                                      issuers located outside the
                                                      U.S., including those in
                                                      emerging markets,
                    ----------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES       Seeks long-term capital        Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES            growth. The fund normally
                                                      invests primarily in equity
                                                      securities of companies
                                                      located anywhere in the
                                                      world, including those in the
                                                      U.S. and in emerging markets.
                    ----------------------------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND -- CLASS 1      Seeks the highest total        GE Asset Management Incorporated
FUNDS,              SHARES                            return, composed of current    (subadvised by Urdang Securities
INC.                                                  income and capital             Management, Inc. (for real estate
                                                      appreciation, as is            related investments only) and
                                                      consistent with prudent        Palisade Capital Management,
                                                      investment risk.               L.L.C. (for small-cap equity
                                                                                     investment's only))
                    ----------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE     Seeks to maximize total        JPMorgan Investment Management
TRUST               BOND PORTFOLIO -- CLASS 1         return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                      intermediate- and long-term
                                                      debt securities.
                    ----------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY   Seeks investment results that  JPMorgan Investment Management
                    INDEX PORTFOLIO -- CLASS 1        correspond to the aggregate    Inc., an indirect, wholly-owned
                                                      price and dividend             subsidiary of JPMorgan Chase & Co.
                                                      performance of securities in
                                                      the Standard & Poor's 500
                                                      Composite Stock Price Index
                                                      (S&P 500 Index).
                    ----------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks to provide high total    JPMorgan Investment Management
                    INTERNATIONAL EQUITY PORTFOLIO -- return from a portfolio of     Inc., an indirect, wholly-owned
                    CLASS 1                           equity securities of foreign   subsidiary of JPMorgan Chase & Co.
                                                      companies. Total return
                                                      consists of capital growth
                                                      and current income.
                    ----------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks to provide long-term     JPMorgan Investment Management
                    INTREPID GROWTH PORTFOLIO --      capital growth.                Inc., an indirect, wholly-owned
                    CLASS 1                                                          subsidiary of JPMorgan Chase & Co.
                    ----------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks long-term capital        JPMorgan Investment Management
                    INTREPID MID CAP PORTFOLIO --     growth by investing primarily  Inc., an indirect, wholly-owned
                    CLASS 1                           in equity securities of        subsidiary of JPMorgan Chase & Co.
                                                      companies with intermediate
                                                      capitalizations.
                    ----------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID      Seeks capital growth over the  JPMorgan Investment Management
                    CAP GROWTH PORTFOLIO -- CLASS 1   long term.                     Inc., an indirect, wholly-owned
                                                                                     subsidiary of JPMorgan Chase & Co.
                    ----------------------------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                           ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                AS APPLICABLE)
                      -----------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation     J.P. Morgan Investment Management
                      CAP VALUE PORTFOLIO -- CLASS 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                         achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                         investing primarily in equity
                                                         securities.
                      -----------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL     Seeks capital growth over the  J.P. Morgan Investment Management
                      CAP CORE PORTFOLIO -- CLASS 1      long term.                     Inc., an indirect, wholly-owned
                                                                                        subsidiary of JPMorgan Chase & Co.
                      -----------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.      Seeks to provide high total    JPMorgan Investment Management
                      EQUITY PORTFOLIO -- CLASS 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                         selected equity securities.    subsidiary of JPMorgan Chase & Co.
                      -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     objective is to seek capital   Company
                                                         appreciation.
                      -----------------------------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --  The fund's investment          Massachusetts Financial Services
                      SERVICE CLASS SHARES               objective is to seek total     Company
                                                         return with an emphasis on
                                                         high current income, but also
                                                         considering capital
                                                         appreciation.
                      -----------------------------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment          Massachusetts Financial Services
                      SERVICE CLASS SHARES               objective is to seek total     Company
                                                         return.
                      -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                The Fund seeks capital         OppenheimerFunds, Inc.
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE    appreciation by investing in
                      SHARES                             securities of well-known
                                                         established companies.
                      -----------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            The Fund seeks high total      OppenheimerFunds, Inc.
                      FUND/VA -- SERVICE SHARES          return.
                      -----------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL-     The Fund seeks capital         OppenheimerFunds, Inc.
                      & MID- CAP FUND(R)/VA -- SERVICE   appreciation.
                      SHARES
                      -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --            Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES        consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                      -----------------------------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --          Seeks maximum total return,    Pacific Investment Management
                      ADMINISTRATIVE CLASS SHARES        consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                      -----------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract.
This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.076% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
     CONSERVATIVE       CONSERVATIVE             MODERATE          AGGRESSIVE            AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares                 1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        38%     28%     18%      8%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for

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Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit

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value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or

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facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

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We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers,

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therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

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Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

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There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant PLUS any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            ANNUITANT'S CONTRACT  DEATH
END OF YEAR     AGE      VALUE   BENEFIT
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        PURCHASE CONTRACT  DEATH
 DATE   PAYMENT   VALUE   BENEFIT
---------------------------------
3/31/09  $5,000  $ 5,000  $ 5,000
3/31/13      --   10,000   10,000
3/31/14      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2014, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2014;

  (ii) due proof of death was provided on March 31, 2014;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent

     Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective

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annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment

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Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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NO GUARANTEES REGARDING TAX TREATMENT.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

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Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective

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purchasers should contact our Service Center to learn the availability of
Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered

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primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS.   Although some of the federal income

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tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

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STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

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CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an

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


affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional

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


compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $4.9 million, $5.6 million, and $6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which New York state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.52            $ 7.73            --     2011
                                                                            7.48              8.52           390     2010
                                                                            6.27              7.48           424     2009
                                                                           11.07              6.27           397     2008
                                                                           10.03             11.07         1,048     2007
                                                                            9.57             10.03         1,024     2006
                                                                            8.92              9.57            --     2005
                                                                            8.49              8.92            --     2004
                                                                            6.65              8.49            --     2003
                                                                            8.92              6.65            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.16            $11.18            --     2011
                                                                           10.53             12.16            --     2010
                                                                            8.15             10.53         1,202     2009
                                                                           14.96              8.15           982     2008
                                                                           16.11             14.96         1,308     2007
                                                                           11.49             16.11         1,321     2006
                                                                           10.00             11.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.35            $ 8.93            --     2011
                                                                            8.60              9.35            --     2010
                                                                            7.01              8.60            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.61            $10.05            --     2011
                                                                            8.65              9.61         1,030     2010
                                                                            7.29              8.65         5,951     2009
                                                                           12.48              7.29         6,158     2008
                                                                           12.08             12.48         5,179     2007
                                                                           10.47             12.08         5,383     2006
                                                                           10.16             10.47         2,073     2005
                                                                            9.27             10.16         2,067     2004
                                                                            7.12              9.27         2,062     2003
                                                                            9.29              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.43            $ 7.99            --     2011
                                                                            7.78              8.43           381     2010
                                                                            5.76              7.78           417     2009
                                                                            9.71              5.76           390     2008
                                                                            8.68              9.71         1,440     2007
                                                                            8.86              8.68         1,650     2006
                                                                            7.83              8.86         1,132     2005
                                                                            7.33              7.83           809     2004
                                                                            6.03              7.33         1,007     2003
                                                                            8.85              6.03            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.74            $12.93           --      2011
                                                      11.34             11.74           --      2010
                                                      10.43             11.34           --      2009
                                                      10.76             10.43           --      2008
                                                       9.97             10.76           --      2007
                                                       9.96              9.97           --      2006
                                                      10.00              9.96           --      2005
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $13.82            $14.04          380      2011
                                                      12.28             13.82          327      2010
                                                      10.55             12.28          328      2009
                                                      16.37             10.55          313      2008
                                                      16.62             16.37          273      2007
                                                      14.41             16.62           --      2006
                                                      13.97             14.41           --      2005
                                                      12.55             13.97           --      2004
                                                       9.84             12.55           --      2003
                                                      10.00              9.84           --      2002
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.32            $15.01           --      2011
                                                      15.51             17.32           --      2010
                                                      11.77             15.51           --      2009
                                                      21.64             11.77           --      2008
                                                      18.60             21.64           --      2007
                                                      15.10             18.60           --      2006
                                                      13.53             15.10           --      2005
                                                      11.94             13.53           --      2004
                                                       9.73             11.94           --      2003
                                                      10.00              9.73           --      2002
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $12.94            $12.89           --      2011
                                                      11.31             12.94           --      2010
                                                       8.54             11.31           --      2009
                                                      14.80              8.54           --      2008
                                                      12.41             14.80           --      2007
                                                      13.02             12.41           --      2006
                                                      12.93             13.02           --      2005
                                                      11.86             12.93           --      2004
                                                       9.63             11.86           --      2003
                                                      10.00              9.63           --      2002
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.35            $15.28           --      2011
                                                      13.73             15.35          255      2010
                                                      11.62             13.73          274      2009
                                                      16.11             11.62          259      2008
                                                      17.23             16.11          532      2007
                                                      14.73             17.23          518      2006
                                                      14.23             14.73          497      2005
                                                      12.63             14.23          330      2004
                                                       9.94             12.63          274      2003
                                                      10.00              9.94           --      2002
----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares           $10.00            $ 8.80           --      2011
----------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $22.47            $20.75           192     2011
                                                                                  18.59             22.47           192     2010
                                                                                  14.59             18.59         1,846     2009
                                                                                  22.32             14.59           521     2008
                                                                                  22.07             22.32         2,241     2007
                                                                                  17.97             22.07         2,375     2006
                                                                                  16.61             17.97           521     2005
                                                                                  13.43             16.61           522     2004
                                                                                   9.62             13.43           522     2003
                                                                                  10.00              9.62            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.14           526     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $16.03            $15.86            --     2011
                                                                                  12.80             16.03           772     2010
                                                                                   9.58             12.80         1,068     2009
                                                                                  16.32              9.58         1,103     2008
                                                                                  16.32             16.32         1,103     2007
                                                                                  15.36             16.32         1,103     2006
                                                                                  14.28             15.36         1,103     2005
                                                                                  12.66             14.28         1,106     2004
                                                                                   9.75             12.66         1,108     2003
                                                                                  10.00              9.75            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.39            $10.24           877     2011
                                                                                  10.54             10.39         1,268     2010
                                                                                  10.68             10.54         3,315     2009
                                                                                  10.57             10.68         3,197     2008
                                                                                  10.23             10.57         2,867     2007
                                                                                   9.93             10.23         2,828     2006
                                                                                   9.81              9.93         2,780     2005
                                                                                   9.90              9.81         2,858     2004
                                                                                   9.99              9.90           474     2003
                                                                                  10.00              9.99            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 8.83            $ 8.78            --     2011
                                                                                   7.81              8.83            --     2010
                                                                                   5.92              7.81            --     2009
                                                                                   9.16              5.92            --     2008
                                                                                   8.63              9.16            --     2007
                                                                                   8.02              8.63            --     2006
                                                                                   7.85              8.02            --     2005
                                                                                   7.50              7.85            --     2004
                                                                                   6.04              7.50            --     2003
                                                                                   8.63              6.04            --     2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                $12.00            $12.13            --     2011
                                                                                  11.16             12.00            --     2010
                                                                                   7.85             11.16         1,484     2009
                                                                                  10.93              7.85         1,611     2008
                                                                                  10.91             10.93         1,660     2007
                                                                                  10.50             10.91         1,644     2006
                                                                                  10.25             10.50         1,617     2005
                                                                                  10.12             10.25         1,606     2004
                                                                                   9.97             10.12         1,563     2003
                                                                                  10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $15.29            $14.65            --     2011
                                                                                   13.27             15.29            --     2010
                                                                                    9.94             13.27         2,858     2009
                                                                                   17.59              9.94         2,145     2008
                                                                                   15.22             17.59         4,410     2007
                                                                                   13.86             15.22         5,269     2006
                                                                                   12.06             13.86            --     2005
                                                                                   10.62             12.06            --     2004
                                                                                    8.41             10.62            --     2003
                                                                                    9.44              8.41            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.62            $10.54            --     2011
                                                                                    9.38             10.62           335     2010
                                                                                    7.33              9.38           335     2009
                                                                                   13.00              7.33           475     2008
                                                                                   13.03             13.00           447     2007
                                                                                   11.03             13.03           422     2006
                                                                                   10.60             11.03           399     2005
                                                                                    9.67             10.60           380     2004
                                                                                    7.54              9.67           353     2003
                                                                                    9.24              7.54            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $23.04            $20.24           300     2011
                                                                                   18.19             23.04           268     2010
                                                                                   13.20             18.19           269     2009
                                                                                   22.19             13.20           258     2008
                                                                                   19.52             22.19           229     2007
                                                                                   17.62             19.52            --     2006
                                                                                   15.15             17.62            --     2005
                                                                                   12.33             15.15            --     2004
                                                                                    9.05             12.33            --     2003
                                                                                   10.21              9.05            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87           492     2011
                                                                                   11.49             12.75           436     2010
                                                                                    8.60             11.49           436     2009
                                                                                   12.40              8.60           419     2008
                                                                                   12.13             12.40           369     2007
                                                                                   10.41             12.13            --     2006
                                                                                   10.00             10.41            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.55            $13.15           719     2011
                                                                                   12.32             13.55           917     2010
                                                                                    9.64             12.32         1,379     2009
                                                                                   14.93              9.64         1,491     2008
                                                                                   14.27             14.93         1,378     2007
                                                                                   13.05             14.27         1,046     2006
                                                                                   13.11             13.05         1,021     2005
                                                                                   12.32             13.11           999     2004
                                                                                    9.85             12.32           971     2003
                                                                                   10.00              9.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48            --     2011
                                                                                    8.05              8.74            --     2010
                                                                                    6.27              8.05            --     2009
                                                                                    9.92              6.27            --     2008
                                                                                   10.00              9.92            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                    $14.66            $14.30           200     2011
                                                                      13.38             14.66           200     2010
                                                                      10.77             13.38           200     2009
                                                                      17.38             10.77           201     2008
                                                                      17.04             17.38           201     2007
                                                                      14.61             17.04           201     2006
                                                                      13.41             14.61           201     2005
                                                                      12.08             13.41           202     2004
                                                                       9.79             12.08           202     2003
                                                                      10.00              9.79            --     2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                $18.26            $16.08           319     2011
                                                                      17.09             18.26           280     2010
                                                                      12.65             17.09           532     2009
                                                                      21.54             12.65           520     2008
                                                                      18.93             21.54           238     2007
                                                                      15.82             18.93            --     2006
                                                                      14.57             15.82            --     2005
                                                                      12.47             14.57            --     2004
                                                                       9.57             12.47            --     2003
                                                                      10.00              9.57            --     2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                 $ 8.67            $ 7.94            --     2011
                                                                       8.19              8.67            --     2010
                                                                       6.34              8.19            --     2009
                                                                      11.15              6.34            --     2008
                                                                      11.05             11.15            --     2007
                                                                      10.00             11.05            --     2006
--------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $13.78            $13.19            --     2011
                                                                      12.75             13.78            --     2010
                                                                      10.71             12.75         1,971     2009
                                                                      15.37             10.71         2,627     2008
                                                                      13.97             15.37         2,527     2007
                                                                      12.46             13.97         2,892     2006
                                                                      12.19             12.46            --     2005
                                                                      11.44             12.19            --     2004
                                                                      10.00             11.44            --     2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                $10.41            $ 9.94            --     2011
                                                                       9.66             10.41            --     2010
                                                                       8.13              9.66            --     2009
                                                                      11.68              8.13            --     2008
                                                                      10.62             11.68            --     2007
                                                                      10.00             10.62            --     2006
--------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1            $12.70            $13.45         1,297     2011
                                                                      11.80             12.70         1,820     2010
                                                                      10.92             11.80         3,350     2009
                                                                      10.94             10.92         3,855     2008
                                                                      10.44             10.94         1,755     2007
                                                                      10.00             10.44         1,882     2006
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1         $ 9.79            $ 9.81            --     2011
                                                                       8.68              9.79            --     2010
                                                                       6.97              8.68            --     2009
                                                                      11.26              6.97            --     2008
                                                                      10.87             11.26            --     2007
                                                                      10.00             10.87            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.71            $12.84            --     2011
                                                                              13.93             14.71            --     2010
                                                                              10.00             13.93           909     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.20            $10.23            --     2011
                                                                               8.91             10.20            --     2010
                                                                               6.73              8.91            --     2009
                                                                              11.24              6.73            --     2008
                                                                              10.22             11.24            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.89            $ 9.60            --     2011
                                                                               8.40              9.89            --     2010
                                                                               6.28              8.40            --     2009
                                                                              10.42              6.28            --     2008
                                                                              10.28             10.42            --     2007
                                                                              10.00             10.28            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $11.17            $10.33            --     2011
                                                                               9.02             11.17            --     2010
                                                                               6.40              9.02            --     2009
                                                                              11.56              6.40            --     2008
                                                                              10.00             11.56            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.68            $15.79            --     2011
                                                                              12.89             15.68           284     2010
                                                                              10.00             12.89         4,671     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $16.19            $15.19            --     2011
                                                                              12.92             16.19           265     2010
                                                                              10.00             12.92           266     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $11.36            $10.98            --     2011
                                                                              10.14             11.36            --     2010
                                                                               7.70             10.14           805     2009
                                                                              11.98              7.70           805     2008
                                                                              11.01             11.98            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               $ 8.98            $ 8.88            --     2011
                                                                               8.12              8.98            --     2010
                                                                               5.93              8.12         1,023     2009
                                                                               9.54              5.93         1,023     2008
                                                                               8.72              9.54            --     2007
                                                                               8.25              8.72            --     2006
                                                                               8.03              8.25         8,659     2005
                                                                               7.47              8.03         8,652     2004
                                                                               6.19              7.47         5,905     2003
                                                                               8.68              6.19           234     2002
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     $14.45            $14.89            --     2011
                                                                              13.36             14.45            --     2010
                                                                              10.94             13.36           928     2009
                                                                              12.65             10.94           965     2008
                                                                              12.42             12.65           349     2007
                                                                              11.84             12.42           349     2006
                                                                              11.82             11.84           349     2005
                                                                              11.16             11.82           354     2004
                                                                              10.28             11.16           358     2003
                                                                              10.00             10.28            --     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $13.71            $13.73           849     2011
                                                                                 12.69             13.71         1,508     2010
                                                                                 10.94             12.69         4,367     2009
                                                                                 14.29             10.94         4,552     2008
                                                                                 13.95             14.29         3,134     2007
                                                                                 12.68             13.95         3,163     2006
                                                                                 12.54             12.68         8,487     2005
                                                                                 11.46             12.54         8,310     2004
                                                                                 10.03             11.46         7,478     2003
                                                                                 10.00             10.03           152     2002
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.51            $13.13            --     2011
                                                                                 12.56             13.51            --     2010
                                                                                  8.84             12.56            --     2009
                                                                                 16.51              8.84            74     2008
                                                                                 14.71             16.51            60     2007
                                                                                 13.86             14.71            46     2006
                                                                                 13.41             13.86            33     2005
                                                                                 12.77             13.41            23     2004
                                                                                  9.91             12.77             9     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.38            $10.20            --     2011
                                                                                  9.09             10.38         1,327     2010
                                                                                  7.21              9.09         1,731     2009
                                                                                 11.92              7.21         1,779     2008
                                                                                 11.61             11.92         2,250     2007
                                                                                 10.27             11.61         2,441     2006
                                                                                  9.85             10.27         2,686     2005
                                                                                  9.16              9.85         2,796     2004
                                                                                  7.35              9.16         2,389     2003
                                                                                  9.21              7.35            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.68            $17.97            --     2011
                                                                                 15.40             18.68            --     2010
                                                                                 11.42             15.40         2,435     2009
                                                                                 18.69             11.42         2,721     2008
                                                                                 19.23             18.69         2,679     2007
                                                                                 17.02             19.23           472     2006
                                                                                 15.74             17.02         4,719     2005
                                                                                 13.40             15.74         4,939     2004
                                                                                  9.43             13.40         3,761     2003
                                                                                 10.00              9.43           160     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.90            $17.21            --     2011
                                                                                 14.98             16.90            --     2010
                                                                                 10.84             14.98           829     2009
                                                                                 14.37             10.84         1,600     2008
                                                                                 14.09             14.37         1,777     2007
                                                                                 13.11             14.09         1,863     2006
                                                                                 12.78             13.11            --     2005
                                                                                 11.84             12.78            --     2004
                                                                                  9.78             11.84            --     2003
                                                                                 10.04              9.78            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.32            $12.28          --       2011
                                                                 11.87             12.32          --       2010
                                                                 10.63             11.87          --       2009
                                                                 10.83             10.63          --       2008
                                                                 10.24             10.83          --       2007
                                                                  9.99             10.24          --       2006
                                                                 10.00              9.99          --       2005
---------------------------------------------------------------------------------------------------------------

     EACH ANNUITANT AGE 70 OR YOUNGER WITH ENHANCED PAYMENT BENEFIT OPTION



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.36            $ 8.48            --     2011
                                                                            8.23              9.36            --     2010
                                                                            6.91              8.23            --     2009
                                                                           12.21              6.91            --     2008
                                                                           11.08             12.21            --     2007
                                                                           10.59             11.08            --     2006
                                                                            9.89             10.59            --     2005
                                                                            9.43              9.89            --     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.06            $11.07        10,136     2011
                                                                           10.45             12.06        10,115     2010
                                                                            8.10             10.45        11,360     2009
                                                                           14.90              8.10         9,302     2008
                                                                           16.07             14.90        17,518     2007
                                                                           11.48             16.07         8,285     2006
                                                                           10.00             11.48         1,253     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54         1,408     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.30            $ 8.87            --     2011
                                                                            8.57              9.30            --     2010
                                                                            7.00              8.57         5,493     2009
                                                                           10.19              7.00           134     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.09            $10.54         5,636     2011
                                                                            9.09             10.09        11,958     2010
                                                                            7.68              9.09        12,795     2009
                                                                           13.16              7.68        12,467     2008
                                                                           12.75             13.16        15,069     2007
                                                                           11.08             12.75        15,722     2006
                                                                           10.76             11.08         9,271     2005
                                                                            9.84             10.76         4,785     2004
                                                                            7.56              9.84         1,168     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.84            $ 9.32        18,086     2011
                                                                            9.11              9.84        18,086     2010
                                                                            6.75              9.11        13,577     2009
                                                                           11.40              6.75         6,067     2008
                                                                           10.20             11.40         6,068     2007
                                                                           10.43             10.20         7,626     2006
                                                                            9.23             10.43         7,812     2005
                                                                            8.66              9.23         7,724     2004
                                                                            7.13              8.66         7,726     2003
                                                                           10.00              7.13            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.64            $12.80         7,622     2011
                                                                           11.26             11.64         8,384     2010
                                                                           10.38             11.26        13,260     2009
                                                                           10.72             10.38        10,167     2008
                                                                            9.95             10.72        18,396     2007
                                                                            9.95              9.95         2,615     2006
                                                                           10.00              9.95            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.64            $13.84        32,103     2011
                                                                12.15             13.64        32,693     2010
                                                                10.45             12.15        34,157     2009
                                                                16.24             10.45        33,849     2008
                                                                16.52             16.24        33,219     2007
                                                                14.33             16.52         5,933     2006
                                                                13.92             14.33         6,864     2005
                                                                12.52             13.92         6,094     2004
                                                                 9.84             12.52         6,024     2003
                                                                10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $17.10            $14.80         4,116     2011
                                                                15.34             17.10         4,475     2010
                                                                11.65             15.34         5,848     2009
                                                                21.47             11.65         5,484     2008
                                                                18.48             21.47         9,837     2007
                                                                15.02             18.48         4,356     2006
                                                                13.48             15.02         1,668     2005
                                                                11.92             13.48         2,696     2004
                                                                 9.73             11.92         1,504     2003
                                                                10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.78            $12.71         4,538     2011
                                                                11.19             12.78         3,818     2010
                                                                 8.46             11.19         4,104     2009
                                                                14.68              8.46         4,011     2008
                                                                12.33             14.68         3,934     2007
                                                                12.96             12.33         3,932     2006
                                                                12.89             12.96         5,868     2005
                                                                11.83             12.89         1,885     2004
                                                                 9.63             11.83           481     2003
                                                                10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.15            $15.06         1,002     2011
                                                                13.58             15.15         3,169     2010
                                                                11.51             13.58         3,225     2009
                                                                15.98             11.51         5,354     2008
                                                                17.12             15.98        28,695     2007
                                                                14.66             17.12        26,366     2006
                                                                14.18             14.66        29,598     2005
                                                                12.61             14.18        27,037     2004
                                                                 9.94             12.61        25,295     2003
                                                                10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.79         1,305     2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.19            $20.45         8,172     2011
                                                                18.38             22.19         9,563     2010
                                                                14.45             18.38        10,104     2009
                                                                22.14             14.45        10,314     2008
                                                                21.92             22.14        19,089     2007
                                                                17.88             21.92        11,086     2006
                                                                16.55             17.88         6,258     2005
                                                                13.40             16.55         5,317     2004
                                                                 9.61             13.40         1,826     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.13        13,218     2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.83            $15.63             --    2011
                                                                                  12.65             15.83             --    2010
                                                                                   9.49             12.65             --    2009
                                                                                  16.19              9.49             35    2008
                                                                                  16.21             16.19             35    2007
                                                                                  15.29             16.21            998    2006
                                                                                  14.23             15.29          1,036    2005
                                                                                  12.63             14.23          1,036    2004
                                                                                   9.75             12.63            693    2003
                                                                                  10.00              9.75             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.26            $10.10         21,085    2011
                                                                                  10.42             10.26         22,454    2010
                                                                                  10.58             10.42         15,976    2009
                                                                                  10.49             10.58        160,161    2008
                                                                                  10.17             10.49         43,301    2007
                                                                                   9.88             10.17         19,874    2006
                                                                                   9.78              9.88         15,984    2005
                                                                                   9.88              9.78         17,118    2004
                                                                                   9.99              9.88             26    2003
                                                                                  10.00              9.99             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.22            $10.15            447    2011
                                                                                   9.05             10.22            439    2010
                                                                                   6.87              9.05            428    2009
                                                                                  10.65              6.87            414    2008
                                                                                  10.05             10.65            266    2007
                                                                                   9.35             10.05            253    2006
                                                                                   9.17              9.35             24    2005
                                                                                   8.77              9.17          1,360    2004
                                                                                   7.08              8.77          1,269    2003
                                                                                  10.00              7.08             --    2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.85            $11.96         15,591    2011
                                                                                  11.04             11.85         19,709    2010
                                                                                   7.77             11.04         22,650    2009
                                                                                  10.84              7.77         22,364    2008
                                                                                  10.84             10.84         39,065    2007
                                                                                  10.44             10.84         35,613    2006
                                                                                  10.22             10.44          9,293    2005
                                                                                  10.10             10.22          6,719    2004
                                                                                   9.97             10.10            949    2003
                                                                                  10.00              9.97             --    2002
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $15.77            $15.09         17,017    2011
                                                                                  13.71             15.77         23,994    2010
                                                                                  10.28             13.71         25,543    2009
                                                                                  18.24             10.28         23,987    2008
                                                                                  15.80             18.24         29,930    2007
                                                                                  14.41             15.80         14,414    2006
                                                                                  12.55             14.41         11,320    2005
                                                                                  11.08             12.55          9,036    2004
                                                                                   8.78             11.08          4,300    2003
                                                                                  10.00              8.78             --    2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.93            $10.82        16,067     2011
                                                                                    9.66             10.93        17,730     2010
                                                                                    7.56              9.66        17,324     2009
                                                                                   13.44              7.56        12,006     2008
                                                                                   13.48             13.44        18,949     2007
                                                                                   11.43             13.48         7,455     2006
                                                                                   11.00             11.43         5,990     2005
                                                                                   10.05             11.00         6,582     2004
                                                                                    7.85             10.05         1,679     2003
                                                                                   10.00              7.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.07            $19.36         7,696     2011
                                                                                   17.44             22.07         8,185     2010
                                                                                   12.68             17.44        10,537     2009
                                                                                   21.34             12.68        11,034     2008
                                                                                   18.81             21.34         8,229     2007
                                                                                   17.00             18.81        10,050     2006
                                                                                   14.64             17.00         6,008     2005
                                                                                   11.94             14.64         6,217     2004
                                                                                    8.77             11.94         1,416     2003
                                                                                   10.00              8.77            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.64            $12.74        31,188     2011
                                                                                   11.40             12.64        36,526     2010
                                                                                    8.55             11.40        38,757     2009
                                                                                   12.35              8.55        36,273     2008
                                                                                   12.10             12.35        63,504     2007
                                                                                   10.40             12.10        25,758     2006
                                                                                   10.00             10.40        15,580     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.38            $12.97         5,843     2011
                                                                                   12.18             13.38         6,495     2010
                                                                                    9.54             12.18         6,499     2009
                                                                                   14.81              9.54         5,889     2008
                                                                                   14.17             14.81         7,944     2007
                                                                                   12.99             14.17         5,741     2006
                                                                                   13.06             12.99         4,268     2005
                                                                                   12.30             13.06         3,305     2004
                                                                                    9.84             12.30         2,156     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.70            $ 8.43            --     2011
                                                                                    8.02              8.70            --     2010
                                                                                    6.26              8.02            --     2009
                                                                                    9.91              6.26            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.48            $14.10         2,336     2011
                                                                                   13.23             14.48         3,070     2010
                                                                                   10.67             13.23         4,252     2009
                                                                                   17.24             10.67         3,966     2008
                                                                                   16.93             17.24        15,637     2007
                                                                                   14.53             16.93         8,083     2006
                                                                                   13.36             14.53         7,404     2005
                                                                                   12.05             13.36         9,338     2004
                                                                                    9.79             12.05         3,078     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $18.03            $15.85        20,973     2011
                                                                              16.90             18.03        24,416     2010
                                                                              12.53             16.90        24,533     2009
                                                                              21.36             12.53        19,659     2008
                                                                              18.81             21.36        30,465     2007
                                                                              15.74             18.81        12,108     2006
                                                                              14.52             15.74        11,361     2005
                                                                              12.45             14.52        11,195     2004
                                                                               9.57             12.45         5,845     2003
                                                                              10.00              9.57            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.60            $ 7.88         2,109     2011
                                                                               8.14              8.60         2,986     2010
                                                                               6.31              8.14         3,164     2009
                                                                              11.12              6.31         3,220     2008
                                                                              11.04             11.12        13,801     2007
                                                                              10.00             11.04           616     2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.62            $13.02           605     2011
                                                                              12.62             13.62         1,209     2010
                                                                              10.62             12.62           603     2009
                                                                              15.26             10.62           321     2008
                                                                              13.89             15.26           569     2007
                                                                              12.41             13.89           421     2006
                                                                              12.16             12.41            --     2005
                                                                              11.42             12.16            --     2004
                                                                              10.00             11.42            --     2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.33            $ 9.85            --     2011
                                                                               9.60             10.33            --     2010
                                                                               8.09              9.60            --     2009
                                                                              11.65              8.09            --     2008
                                                                              10.61             11.65            --     2007
                                                                              10.00             10.61            --     2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.61            $13.33        34,699     2011
                                                                              11.73             12.61        45,103     2010
                                                                              10.88             11.73        38,138     2009
                                                                              10.91             10.88        19,836     2008
                                                                              10.43             10.91        14,252     2007
                                                                              10.00             10.43           573     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.72            $ 9.73         1,766     2011
                                                                               8.64              9.72         1,752     2010
                                                                               6.94              8.64         2,836     2009
                                                                              11.23              6.94         2,861     2008
                                                                              10.86             11.23         2,791     2007
                                                                              10.00             10.86           879     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.68            $12.79           541     2011
                                                                              13.92             14.68         2,070     2010
                                                                              10.00             13.92         3,479     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.12            $10.15           216     2011
                                                                               8.86             10.12           212     2010
                                                                               6.70              8.86           391     2009
                                                                              11.21              6.70           459     2008
                                                                              10.21             11.21           300     2007
                                                                              10.00             10.21            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.82            $ 9.52           230     2011
                                                                           8.35              9.82           218     2010
                                                                           6.26              8.35           207     2009
                                                                          10.39              6.26           249     2008
                                                                          10.27             10.39         4,594     2007
                                                                          10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $11.09            $10.25           768     2011
                                                                           8.97             11.09           754     2010
                                                                           6.38              8.97         3,905     2009
                                                                          11.53              6.38           246     2008
                                                                           9.99             11.53           756     2007
                                                                          10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.64            $15.73        17,881     2011
                                                                          12.88             15.64        30,708     2010
                                                                          10.00             12.88        32,132     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.15            $15.13         3,823     2011
                                                                          12.91             16.15         4,013     2010
                                                                          10.00             12.91         4,158     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.27            $10.89         7,275     2011
                                                                          10.09             11.27         7,216     2010
                                                                           7.67             10.09        14,587     2009
                                                                          11.95              7.67         7,696     2008
                                                                          11.00             11.95           141     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.38            $10.25         4,285     2011
                                                                           9.40             10.38         6,054     2010
                                                                           6.87              9.40         8,040     2009
                                                                          11.08              6.87         6,061     2008
                                                                          10.14             11.08         5,960     2007
                                                                           9.61             10.14         5,960     2006
                                                                           9.37              9.61         6,066     2005
                                                                           8.73              9.37         6,019     2004
                                                                           7.24              8.73         4,302     2003
                                                                          10.00              7.24            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $14.27            $14.68         4,007     2011
                                                                          13.21             14.27         8,134     2010
                                                                          10.84             13.21         8,523     2009
                                                                          12.55             10.84         8,551     2008
                                                                          12.33             12.55        15,313     2007
                                                                          11.78             12.33         7,956     2006
                                                                          11.78             11.78         5,447     2005
                                                                          11.13             11.78         4,859     2004
                                                                          10.28             11.13         1,799     2003
                                                                          10.00             10.28            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.54            $13.53         3,794     2011
                                                                          12.55             13.54         6,543     2010
                                                                          10.83             12.55         5,897     2009
                                                                          14.17             10.83         5,335     2008
                                                                          13.86             14.17         8,676     2007
                                                                          12.62             13.86         7,730     2006
                                                                          12.50             12.62         5,782     2005
                                                                          11.44             12.50         4,090     2004
                                                                          10.02             11.44         2,264     2003
                                                                          10.00             10.02            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.34            $12.94         6,871     2011
                                                                                 12.42             13.34         8,823     2010
                                                                                  8.75             12.42         9,829     2009
                                                                                 16.37              8.75        10,604     2008
                                                                                 14.61             16.37         9,822     2007
                                                                                 13.79             14.61        15,115     2006
                                                                                 13.37             13.79        10,731     2005
                                                                                 12.74             13.37        10,678     2004
                                                                                  9.91             12.74         8,674     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.92            $10.71        13,911     2011
                                                                                  9.58             10.92        25,963     2010
                                                                                  7.61              9.58        23,974     2009
                                                                                 12.60              7.61        22,276     2008
                                                                                 12.29             12.60        49,701     2007
                                                                                 10.89             12.29        48,477     2006
                                                                                 10.46             10.89        47,111     2005
                                                                                  9.74             10.46        46,115     2004
                                                                                  7.83              9.74        43,428     2003
                                                                                 10.00              7.83           216     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.45            $17.72         7,267     2011
                                                                                 15.23             18.45        12,827     2010
                                                                                 11.31             15.23        17,085     2009
                                                                                 18.54             11.31        16,501     2008
                                                                                 19.11             18.54        32,061     2007
                                                                                 16.94             19.11        35,396     2006
                                                                                 15.69             16.94        33,472     2005
                                                                                 13.38             15.69        29,782     2004
                                                                                  9.42             13.38        26,064     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.59            $16.87         7,053     2011
                                                                                 14.73             16.59         8,289     2010
                                                                                 10.67             14.73        11,345     2009
                                                                                 14.17             10.67         5,438     2008
                                                                                 13.92             14.17        10,215     2007
                                                                                 12.97             13.92        21,894     2006
                                                                                 12.66             12.97         3,249     2005
                                                                                 11.74             12.66            --     2004
                                                                                  9.71             11.74            --     2003
                                                                                 10.00              9.71            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.21            $12.15         9,652     2011
                                                                                 11.79             12.21         9,514     2010
                                                                                 10.57             11.79         7,598     2009
                                                                                 10.79             10.57         5,311     2008
                                                                                 10.21             10.79         7,631     2007
                                                                                  9.98             10.21           779     2006
                                                                                 10.00              9.98            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.35            $ 7.57          --       2011
                                                                            7.35              8.35          --       2010
                                                                            6.18              7.35          --       2009
                                                                           10.92              6.18          --       2008
                                                                            9.91             10.92          --       2007
                                                                            9.48              9.91          --       2006
                                                                            8.86              9.48          --       2005
                                                                            8.45              8.86          --       2004
                                                                            6.63              8.45          --       2003
                                                                            8.91              6.63          --       2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.02            $11.03          --       2011
                                                                           10.43             12.02          --       2010
                                                                            8.09             10.43          --       2009
                                                                           14.88              8.09          --       2008
                                                                           16.05             14.88          --       2007
                                                                           11.47             16.05          --       2006
                                                                           10.00             11.47          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.53          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.28            $ 8.85          --       2011
                                                                            8.56              9.28          --       2010
                                                                            6.99              8.56          --       2009
                                                                           10.19              6.99          --       2008
                                                                           10.00             10.19          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.43            $ 9.84          --       2011
                                                                            8.50              9.43          --       2010
                                                                            7.18              8.50          --       2009
                                                                           12.31              7.18          --       2008
                                                                           11.94             12.31          --       2007
                                                                           10.38             11.94          --       2006
                                                                           10.09             10.38          --       2005
                                                                            9.22             10.09          --       2004
                                                                            7.09              9.22          --       2003
                                                                            9.28              7.09          --       2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.26            $ 7.82          --       2011
                                                                            7.65              8.26          --       2010
                                                                            5.67              7.65          --       2009
                                                                            9.59              5.67          --       2008
                                                                            8.58              9.59          --       2007
                                                                            8.78              8.58          --       2006
                                                                            7.77              8.78          --       2005
                                                                            7.29              7.77          --       2004
                                                                            6.01              7.29          --       2003
                                                                            8.84              6.01          --       2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.61            $12.76          --       2011
                                                                           11.23             11.61          --       2010
                                                                           10.36             11.23          --       2009
                                                                           10.70             10.36          --       2008
                                                                            9.94             10.70          --       2007
                                                                            9.95              9.94          --       2006
                                                                           10.00              9.95          --       2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.59            $13.78          --       2011
                                                                12.10             13.59          --       2010
                                                                10.42             12.10          --       2009
                                                                16.20             10.42          --       2008
                                                                16.48             16.20          --       2007
                                                                14.31             16.48          --       2006
                                                                13.91             14.31          --       2005
                                                                12.51             13.91          --       2004
                                                                 9.84             12.51          --       2003
                                                                10.00              9.84          --       2002
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $17.03            $14.73          --       2011
                                                                15.28             17.03          --       2010
                                                                11.62             15.28          --       2009
                                                                21.41             11.62          --       2008
                                                                18.44             21.41          --       2007
                                                                15.00             18.44          --       2006
                                                                13.46             15.00          --       2005
                                                                11.91             13.46          --       2004
                                                                 9.73             11.91          --       2003
                                                                10.00              9.73          --       2002
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.73            $12.65          --       2011
                                                                11.15             12.73          --       2010
                                                                 8.43             11.15          --       2009
                                                                14.65              8.43          --       2008
                                                                12.31             14.65          --       2007
                                                                12.94             12.31          --       2006
                                                                12.87             12.94          --       2005
                                                                11.83             12.87          --       2004
                                                                 9.63             11.83          --       2003
                                                                10.00              9.63          --       2002
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.09            $14.99          --       2011
                                                                13.53             15.09          --       2010
                                                                11.47             13.53          --       2009
                                                                15.93             11.47          --       2008
                                                                17.08             15.93          --       2007
                                                                14.64             17.08          --       2006
                                                                14.17             14.64          --       2005
                                                                12.60             14.17          --       2004
                                                                 9.93             12.60          --       2003
                                                                10.00              9.93          --       2002
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.79          --       2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.10            $20.36          --       2011
                                                                18.32             22.10          --       2010
                                                                14.41             18.32          --       2009
                                                                22.08             14.41          --       2008
                                                                21.87             22.08          --       2007
                                                                17.85             21.87          --       2006
                                                                16.53             17.85          --       2005
                                                                13.39             16.53          --       2004
                                                                 9.61             13.39          --       2003
                                                                10.00              9.61          --       2002
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.13          --       2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.76            $15.56          --       2011
                                                                                  12.61             15.76          --       2010
                                                                                   9.46             12.61          --       2009
                                                                                  16.14              9.46          --       2008
                                                                                  16.17             16.14          --       2007
                                                                                  15.26             16.17          --       2006
                                                                                  14.21             15.26          --       2005
                                                                                  12.63             14.21          --       2004
                                                                                   9.75             12.63          --       2003
                                                                                  10.00              9.75          --       2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.22            $10.05          --       2011
                                                                                  10.39             10.22          --       2010
                                                                                  10.55             10.39          --       2009
                                                                                  10.46             10.55          --       2008
                                                                                  10.14             10.46          --       2007
                                                                                   9.86             10.14          --       2006
                                                                                   9.76              9.86          --       2005
                                                                                   9.87              9.76          --       2004
                                                                                   9.99              9.87          --       2003
                                                                                  10.00              9.99          --       2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 8.66            $ 8.60          --       2011
                                                                                   7.67              8.66          --       2010
                                                                                   5.83              7.67          --       2009
                                                                                   9.04              5.83          --       2008
                                                                                   8.53              9.04          --       2007
                                                                                   7.94              8.53          --       2006
                                                                                   7.79              7.94          --       2005
                                                                                   7.46              7.79          --       2004
                                                                                   6.02              7.46          --       2003
                                                                                   8.62              6.02          --       2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.80            $11.91          --       2011
                                                                                  11.00             11.80          --       2010
                                                                                   7.75             11.00          --       2009
                                                                                  10.81              7.75          --       2008
                                                                                  10.82             10.81          --       2007
                                                                                  10.43             10.82          --       2006
                                                                                  10.21             10.43          --       2005
                                                                                  10.09             10.21          --       2004
                                                                                   9.97             10.09          --       2003
                                                                                  10.00              9.97          --       2002
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $14.99            $14.33          --       2011
                                                                                  13.04             14.99          --       2010
                                                                                   9.78             13.04          --       2009
                                                                                  17.36              9.78          --       2008
                                                                                  15.05             17.36          --       2007
                                                                                  13.73             15.05          --       2006
                                                                                  11.97             13.73          --       2005
                                                                                  10.57             11.97          --       2004
                                                                                   8.38             10.57          --       2003
                                                                                   9.43              8.38          --       2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.42            $10.31            --     2011
                                                                                    9.22             10.42            --     2010
                                                                                    7.22              9.22            --     2009
                                                                                   12.83              7.22            --     2008
                                                                                   12.88             12.83            --     2007
                                                                                   10.92             12.88            --     2006
                                                                                   10.52             10.92            --     2005
                                                                                    9.62             10.52            --     2004
                                                                                    7.52              9.62            --     2003
                                                                                    9.23              7.52            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.60            $19.81            --     2011
                                                                                   17.87             22.60            --     2010
                                                                                   13.00             17.87            --     2009
                                                                                   21.89             13.00            --     2008
                                                                                   19.30             21.89            --     2007
                                                                                   17.46             19.30            --     2006
                                                                                   15.04             17.46            --     2005
                                                                                   12.27             15.04            --     2004
                                                                                    9.02             12.27            --     2003
                                                                                   10.20              9.02            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.61            $12.70            --     2011
                                                                                   11.38             12.61            --     2010
                                                                                    8.53             11.38            --     2009
                                                                                   12.33              8.53            --     2008
                                                                                   12.09             12.33            --     2007
                                                                                   10.39             12.09            --     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.32            $12.91            --     2011
                                                                                   12.14             13.32            --     2010
                                                                                    9.51             12.14            --     2009
                                                                                   14.77              9.51            --     2008
                                                                                   14.14             14.77            --     2007
                                                                                   12.97             14.14            --     2006
                                                                                   13.05             12.97            --     2005
                                                                                   12.29             13.05            --     2004
                                                                                    9.84             12.29            --     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.68            $ 8.41            --     2011
                                                                                    8.01              8.68            --     2010
                                                                                    6.25              8.01            --     2009
                                                                                    9.91              6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.42            $14.03            --     2011
                                                                                   13.18             14.42            --     2010
                                                                                   10.63             13.18         1,819     2009
                                                                                   17.19             10.63         1,819     2008
                                                                                   16.90             17.19         1,819     2007
                                                                                   14.51             16.90         1,819     2006
                                                                                   13.34             14.51         1,819     2005
                                                                                   12.05             13.34         1,819     2004
                                                                                    9.79             12.05         1,819     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $17.95            $15.78          --       2011
                                                                              16.84             17.95          --       2010
                                                                              12.49             16.84          --       2009
                                                                              21.31             12.49          --       2008
                                                                              18.77             21.31          --       2007
                                                                              15.71             18.77          --       2006
                                                                              14.50             15.71          --       2005
                                                                              12.44             14.50          --       2004
                                                                               9.56             12.44          --       2003
                                                                              10.00              9.56          --       2002
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.58            $ 7.85          --       2011
                                                                               8.13              8.58          --       2010
                                                                               6.30              8.13          --       2009
                                                                              11.11              6.30          --       2008
                                                                              11.04             11.11          --       2007
                                                                              10.00             11.04          --       2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.57            $12.96          --       2011
                                                                              12.58             13.57          --       2010
                                                                              10.59             12.58          --       2009
                                                                              15.22             10.59          --       2008
                                                                              13.86             15.22          --       2007
                                                                              12.39             13.86          --       2006
                                                                              12.15             12.39          --       2005
                                                                              11.42             12.15          --       2004
                                                                              10.00             11.42          --       2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.31            $ 9.83          --       2011
                                                                               9.58             10.31          --       2010
                                                                               8.08              9.58          --       2009
                                                                              11.64              8.08          --       2008
                                                                              10.61             11.64          --       2007
                                                                              10.00             10.61          --       2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.58            $13.30          --       2011
                                                                              11.71             12.58          --       2010
                                                                              10.86             11.71          --       2009
                                                                              10.90             10.86          --       2008
                                                                              10.43             10.90          --       2007
                                                                              10.00             10.43          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.70            $ 9.70          --       2011
                                                                               8.62              9.70          --       2010
                                                                               6.93              8.62          --       2009
                                                                              11.22              6.93          --       2008
                                                                              10.86             11.22          --       2007
                                                                              10.00             10.86          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.66            $12.77          --       2011
                                                                              13.91             14.66          --       2010
                                                                              10.00             13.91          --       2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.10            $10.12          --       2011
                                                                               8.84             10.10          --       2010
                                                                               6.69              8.84          --       2009
                                                                              11.20              6.69          --       2008
                                                                              10.21             11.20          --       2007
                                                                              10.00             10.21          --       2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.80            $ 9.49            --     2011
                                                                           8.34              9.80            --     2010
                                                                           6.25              8.34            --     2009
                                                                          10.38              6.25            --     2008
                                                                          10.27             10.38            --     2007
                                                                          10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $11.07            $10.22            --     2011
                                                                           8.96             11.07            --     2010
                                                                           6.37              8.96            --     2009
                                                                          11.52              6.37            --     2008
                                                                           9.99             11.52            --     2007
                                                                          10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.63            $15.70            --     2011
                                                                          12.87             15.63            --     2010
                                                                          10.00             12.87         2,067     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.13            $15.11            --     2011
                                                                          12.90             16.13            --     2010
                                                                          10.00             12.90         1,844     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.25            $10.86            --     2011
                                                                          10.07             11.25            --     2010
                                                                           7.66             10.07            --     2009
                                                                          11.94              7.66            --     2008
                                                                          11.00             11.94            --     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 8.80            $ 8.69            --     2011
                                                                           7.98              8.80            --     2010
                                                                           5.83              7.98            --     2009
                                                                           9.41              5.83            --     2008
                                                                           8.62              9.41            --     2007
                                                                           8.17              8.62            --     2006
                                                                           7.97              8.17            --     2005
                                                                           7.44              7.97            --     2004
                                                                           6.17              7.44            --     2003
                                                                           8.67              6.17            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $14.21            $14.61            --     2011
                                                                          13.16             14.21            --     2010
                                                                          10.80             13.16            --     2009
                                                                          12.52             10.80            --     2008
                                                                          12.31             12.52            --     2007
                                                                          11.76             12.31            --     2006
                                                                          11.77             11.76            --     2005
                                                                          11.13             11.77            --     2004
                                                                          10.27             11.13            --     2003
                                                                          10.00             10.27            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.48            $13.47            --     2011
                                                                          12.50             13.48            --     2010
                                                                          10.80             12.50            --     2009
                                                                          14.14             10.80            --     2008
                                                                          13.83             14.14            --     2007
                                                                          12.60             13.83            --     2006
                                                                          12.48             12.60            --     2005
                                                                          11.43             12.48            --     2004
                                                                          10.02             11.43            --     2003
                                                                          10.00             10.02            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.28            $12.88            --     2011
                                                                                 12.37             13.28            --     2010
                                                                                  8.73             12.37            --     2009
                                                                                 16.33              8.73            --     2008
                                                                                 14.58             16.33            --     2007
                                                                                 13.77             14.58            --     2006
                                                                                 13.35             13.77            --     2005
                                                                                 12.73             13.35            --     2004
                                                                                  9.91             12.73            --     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.18            $ 9.98            --     2011
                                                                                  8.94             10.18            --     2010
                                                                                  7.10              8.94         2,414     2009
                                                                                 11.76              7.10         2,414     2008
                                                                                 11.48             11.76         2,414     2007
                                                                                 10.17             11.48         2,414     2006
                                                                                  9.78             10.17         2,414     2005
                                                                                  9.11              9.78         2,414     2004
                                                                                  7.33              9.11         2,414     2003
                                                                                  9.20              7.33            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.37            $17.64            --     2011
                                                                                 15.18             18.37            --     2010
                                                                                 11.27             15.18            --     2009
                                                                                 18.49             11.27            --     2008
                                                                                 19.07             18.49            --     2007
                                                                                 16.91             19.07            --     2006
                                                                                 15.67             16.91            --     2005
                                                                                 13.37             15.67            --     2004
                                                                                  9.42             13.37            --     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.57            $16.84            --     2011
                                                                                 14.72             16.57            --     2010
                                                                                 10.67             14.72            --     2009
                                                                                 14.18             10.67            --     2008
                                                                                 13.93             14.18            --     2007
                                                                                 12.99             13.93            --     2006
                                                                                 12.68             12.99            --     2005
                                                                                 11.77             12.68            --     2004
                                                                                  9.74             11.77            --     2003
                                                                                 10.03              9.74            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.18            $12.11            --     2011
                                                                                 11.76             12.18            --     2010
                                                                                 10.55             11.76            --     2009
                                                                                 10.77             10.55            --     2008
                                                                                 10.20             10.77            --     2007
                                                                                  9.98             10.20            --     2006
                                                                                 10.00              9.98            --     2005
-------------------------------------------------------------------------------------------------------------------------------

        EACH ANNUITANT OVER AGE 70 WITH ENHANCED PAYMENT BENEFIT OPTION



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.19            $ 8.31            --     2011
                                                                            8.10              9.19            --     2010
                                                                            6.82              8.10           107     2009
                                                                           12.07              6.82           134     2008
                                                                           10.97             12.07           153     2007
                                                                           10.51             10.97            --     2006
                                                                            9.83             10.51            --     2005
                                                                            9.39              9.83            --     2004
                                                                            7.38              9.39            --     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.92            $10.92         1,071     2011
                                                                           10.35             11.92         1,071     2010
                                                                            8.04             10.35         1,154     2009
                                                                           14.82              8.04         1,175     2008
                                                                           16.01             14.82         1,190     2007
                                                                           11.46             16.01           154     2006
                                                                           10.00             11.46            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.24            $ 8.79            --     2011
                                                                            8.53              9.24            --     2010
                                                                            6.98              8.53            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.91            $10.33            --     2011
                                                                            8.95              9.91            --     2010
                                                                            7.57              8.95            40     2009
                                                                           13.00              7.57           328     2008
                                                                           12.63             13.00           396     2007
                                                                           10.99             12.63           694     2006
                                                                           10.70             10.99         1,027     2005
                                                                            9.80             10.70           852     2004
                                                                            7.55              9.80            79     2003
                                                                           10.00              7.55            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.67            $ 9.14            --     2011
                                                                            8.96              9.67            --     2010
                                                                            6.66              8.96            --     2009
                                                                           11.26              6.66            --     2008
                                                                           10.10             11.26            --     2007
                                                                           10.35             10.10            --     2006
                                                                            9.18             10.35            --     2005
                                                                            8.62              9.18            --     2004
                                                                            7.12              8.62            --     2003
                                                                           10.00              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.51            $12.63           281     2011
                                                                           11.15             11.51           281     2010
                                                                           10.30             11.15           282     2009
                                                                           10.66             10.30         4,900     2008
                                                                            9.91             10.66         4,901     2007
                                                                            9.94              9.91         4,617     2006
                                                                           10.00              9.94            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.41            $13.58            --     2011
                                                                11.97             13.41            --     2010
                                                                10.32             11.97            --     2009
                                                                16.07             10.32            --     2008
                                                                16.37             16.07            --     2007
                                                                14.24             16.37            --     2006
                                                                13.86             14.24            --     2005
                                                                12.49             13.86            --     2004
                                                                 9.83             12.49            --     2003
                                                                10.00              9.83            --     2002
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $16.82            $14.52           314     2011
                                                                15.11             16.82           314     2010
                                                                11.51             15.11           471     2009
                                                                21.24             11.51           993     2008
                                                                18.32             21.24         1,014     2007
                                                                14.92             18.32           844     2006
                                                                13.42             14.92         1,594     2005
                                                                11.89             13.42            --     2004
                                                                 9.72             11.89            --     2003
                                                                10.00              9.72            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.57            $12.47            --     2011
                                                                11.02             12.57            --     2010
                                                                 8.35             11.02            --     2009
                                                                14.53              8.35            --     2008
                                                                12.23             14.53           183     2007
                                                                12.87             12.23           458     2006
                                                                12.83             12.87         1,225     2005
                                                                11.80             12.83         1,061     2004
                                                                 9.62             11.80           902     2003
                                                                10.00              9.62            --     2002
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $14.90            $14.78           165     2011
                                                                13.38             14.90           165     2010
                                                                11.37             13.38           165     2009
                                                                15.81             11.37            57     2008
                                                                16.97             15.81           211     2007
                                                                14.56             16.97           211     2006
                                                                14.12             14.56           155     2005
                                                                12.57             14.12            --     2004
                                                                 9.93             12.57            --     2003
                                                                10.00              9.93            --     2002
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.78            --     2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $21.82            $20.07           237     2011
                                                                18.11             21.82           237     2010
                                                                14.27             18.11           256     2009
                                                                21.91             14.27           168     2008
                                                                21.73             21.91           200     2007
                                                                17.76             21.73           340     2006
                                                                16.47             17.76           386     2005
                                                                13.36             16.47           399     2004
                                                                 9.61             13.36            38     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.12         1,164     2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.56            $15.34            --     2011
                                                                                  12.47             15.56            --     2010
                                                                                   9.37             12.47           137     2009
                                                                                  16.01              9.37           137     2008
                                                                                  16.07             16.01           138     2007
                                                                                  15.19             16.07           168     2006
                                                                                  14.16             15.19            --     2005
                                                                                  12.60             14.16            --     2004
                                                                                   9.74             12.60            --     2003
                                                                                  10.00              9.74            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.09            $ 9.91            --     2011
                                                                                  10.27             10.09         3,409     2010
                                                                                  10.45             10.27         2,338     2009
                                                                                  10.37             10.45         3,472     2008
                                                                                  10.08             10.37         7,916     2007
                                                                                   9.81             10.08         3,383     2006
                                                                                   9.73              9.81         2,189     2005
                                                                                   9.85              9.73         3,207     2004
                                                                                   9.98              9.85         1,651     2003
                                                                                  10.00              9.98            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.04            $ 9.95            --     2011
                                                                                   8.91             10.04            --     2010
                                                                                   6.78              8.91            --     2009
                                                                                  10.53              6.78            --     2008
                                                                                   9.95             10.53            --     2007
                                                                                   9.28              9.95            --     2006
                                                                                   9.12              9.28            --     2005
                                                                                   8.74              9.12            --     2004
                                                                                   7.06              8.74            --     2003
                                                                                  10.00              7.06            --     2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.65            $11.74            --     2011
                                                                                  10.87             11.65         2,024     2010
                                                                                   7.67             10.87         2,665     2009
                                                                                  10.72              7.67         3,575     2008
                                                                                  10.75             10.72         3,909     2007
                                                                                  10.37             10.75         8,381     2006
                                                                                  10.17             10.37         7,749     2005
                                                                                  10.07             10.17        10,939     2004
                                                                                   9.96             10.07         5,002     2003
                                                                                  10.00              9.96            --     2002
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $15.49            $14.79           610     2011
                                                                                  13.49             15.49         1,142     2010
                                                                                  10.14             13.49         1,383     2009
                                                                                  18.02             10.14         2,309     2008
                                                                                  15.65             18.02         2,059     2007
                                                                                  14.30             15.65         1,753     2006
                                                                                  12.48             14.30         1,389     2005
                                                                                  11.04             12.48         1,389     2004
                                                                                   8.77             11.04         1,499     2003
                                                                                  10.00              8.77            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.73            $10.61         2,570     2011
                                                                                    9.51             10.73         3,157     2010
                                                                                    7.46              9.51         3,925     2009
                                                                                   13.28              7.46         4,533     2008
                                                                                   13.35             13.28         4,534     2007
                                                                                   11.34             13.35         4,692     2006
                                                                                   10.94             11.34         4,613     2005
                                                                                   10.01             10.94         2,497     2004
                                                                                    7.84             10.01         1,654     2003
                                                                                   10.00              7.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.67            $18.98           251     2011
                                                                                   17.17             21.67           251     2010
                                                                                   12.51             17.17           251     2009
                                                                                   21.09             12.51           122     2008
                                                                                   18.62             21.09           122     2007
                                                                                   16.87             18.62           122     2006
                                                                                   14.56             16.87            --     2005
                                                                                   11.89             14.56            --     2004
                                                                                    8.76             11.89            --     2003
                                                                                   10.00              8.76            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.50            $12.57        10,446     2011
                                                                                   11.30             12.50        11,266     2010
                                                                                    8.48             11.30        11,641     2009
                                                                                   12.28              8.48        14,525     2008
                                                                                   12.06             12.28        14,565     2007
                                                                                   10.38             12.06         6,442     2006
                                                                                   10.00             10.38            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.15            $12.72            --     2011
                                                                                   12.00             13.15            --     2010
                                                                                    9.42             12.00            --     2009
                                                                                   14.66              9.42           406     2008
                                                                                   14.05             14.66           406     2007
                                                                                   12.90             14.05           406     2006
                                                                                   13.00             12.90            --     2005
                                                                                   12.27             13.00            --     2004
                                                                                    9.84             12.27            --     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.64            $ 8.35            --     2011
                                                                                    7.98              8.64            --     2010
                                                                                    6.24              7.98            --     2009
                                                                                    9.91              6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.24            $13.83         1,195     2011
                                                                                   13.04             14.24         1,196     2010
                                                                                   10.53             13.04         1,197     2009
                                                                                   17.05             10.53         2,849     2008
                                                                                   16.78             17.05         3,033     2007
                                                                                   14.44             16.78         3,311     2006
                                                                                   13.30             14.44           750     2005
                                                                                   12.02             13.30           906     2004
                                                                                    9.78             12.02           906     2003
                                                                                   10.00              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $17.73            $15.56         2,784     2011
                                                                              16.65             17.73         2,954     2010
                                                                              12.37             16.65         3,116     2009
                                                                              21.13             12.37         4,991     2008
                                                                              18.64             21.13         5,037     2007
                                                                              15.63             18.64         5,076     2006
                                                                              14.45             15.63         2,319     2005
                                                                              12.41             14.45         2,253     2004
                                                                               9.56             12.41           202     2003
                                                                              10.00              9.56            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.52            $ 7.79            --     2011
                                                                               8.08              8.52            --     2010
                                                                               6.28              8.08            --     2009
                                                                              11.08              6.28            --     2008
                                                                              11.03             11.08            --     2007
                                                                              10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.41            $12.79            --     2011
                                                                              12.45             13.41            --     2010
                                                                              10.50             12.45            --     2009
                                                                              15.12             10.50            --     2008
                                                                              13.79             15.12            --     2007
                                                                              12.34             13.79            --     2006
                                                                              12.12             12.34            --     2005
                                                                              11.41             12.12            --     2004
                                                                              10.00             11.41            --     2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.24            $ 9.74            --     2011
                                                                               9.53             10.24            --     2010
                                                                               8.05              9.53            --     2009
                                                                              11.61              8.05            --     2008
                                                                              10.60             11.61            --     2007
                                                                              10.00             10.60            --     2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.49            $13.18         1,225     2011
                                                                              11.64             12.49         2,352     2010
                                                                              10.82             11.64         2,621     2009
                                                                              10.87             10.82            --     2008
                                                                              10.42             10.87            --     2007
                                                                              10.00             10.42            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.63            $ 9.62            --     2011
                                                                               8.57              9.63            --     2010
                                                                               6.90              8.57            --     2009
                                                                              11.20              6.90            --     2008
                                                                              10.85             11.20            --     2007
                                                                              10.00             10.85            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.63            $12.72         1,033     2011
                                                                              13.90             14.63         2,148     2010
                                                                              10.00             13.90         2,148     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.03            $10.03            --     2011
                                                                               8.79             10.03            --     2010
                                                                               6.67              8.79            --     2009
                                                                              11.17              6.67            --     2008
                                                                              10.20             11.17            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.73            $ 9.41            --     2011
                                                                           8.29              9.73            --     2010
                                                                           6.22              8.29            --     2009
                                                                          10.36              6.22            --     2008
                                                                          10.25             10.36            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.99            $10.13           256     2011
                                                                           8.91             10.99           257     2010
                                                                           6.34              8.91           257     2009
                                                                          11.49              6.34           258     2008
                                                                           9.98             11.49           259     2007
                                                                          10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.59            $15.64         2,614     2011
                                                                          12.86             15.59         2,979     2010
                                                                          10.00             12.86         3,013     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.09            $15.05           883     2011
                                                                          12.89             16.09           883     2010
                                                                          10.00             12.89           904     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.17            $10.76         1,705     2011
                                                                          10.01             11.17         2,310     2010
                                                                           7.63             10.01         2,799     2009
                                                                          11.91              7.63           185     2008
                                                                          10.99             11.91           186     2007
                                                                          10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.19            $10.05            --     2011
                                                                           9.26             10.19            --     2010
                                                                           6.78              9.26            46     2009
                                                                          10.95              6.78           143     2008
                                                                          10.04             10.95           221     2007
                                                                           9.53             10.04           561     2006
                                                                           9.31              9.53           941     2005
                                                                           8.70              9.31           973     2004
                                                                           7.23              8.70            88     2003
                                                                          10.00              7.23            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $14.03            $14.40         1,064     2011
                                                                          13.01             14.03         1,064     2010
                                                                          10.70             13.01         1,064     2009
                                                                          12.42             10.70         1,263     2008
                                                                          12.23             12.42         1,537     2007
                                                                          11.70             12.23         3,984     2006
                                                                          11.73             11.70         3,648     2005
                                                                          11.10             11.73         1,208     2004
                                                                          10.27             11.10           951     2003
                                                                          10.00             10.27            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.31            $13.28           427     2011
                                                                          12.37             13.31           998     2010
                                                                          10.70             12.37         1,007     2009
                                                                          14.02             10.70         1,127     2008
                                                                          13.74             14.02           783     2007
                                                                          12.53             13.74           792     2006
                                                                          12.44             12.53         3,658     2005
                                                                          11.41             12.44           643     2004
                                                                          10.02             11.41           175     2003
                                                                          10.00             10.02            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.11            $12.70         1,189     2011
                                                                                 12.23             13.11         2,466     2010
                                                                                  8.64             12.23         3,033     2009
                                                                                 16.20              8.64         3,866     2008
                                                                                 14.49             16.20         4,048     2007
                                                                                 13.70             14.49         4,631     2006
                                                                                 13.30             13.70         7,375     2005
                                                                                 12.71             13.30         3,358     2004
                                                                                  9.90             12.71         2,701     2003
                                                                                 10.00              9.90            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.73            $10.50           317     2011
                                                                                  9.43             10.73           924     2010
                                                                                  7.50              9.43           831     2009
                                                                                 12.45              7.50         1,187     2008
                                                                                 12.17             12.45         1,687     2007
                                                                                 10.80             12.17         3,688     2006
                                                                                 10.40             10.80         2,240     2005
                                                                                  9.71             10.40         4,229     2004
                                                                                  7.82              9.71           606     2003
                                                                                 10.00              7.82            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.14            $17.39           124     2011
                                                                                 15.01             18.14           566     2010
                                                                                 11.17             15.01           786     2009
                                                                                 18.34             11.17         1,915     2008
                                                                                 18.94             18.34         1,916     2007
                                                                                 16.82             18.94         2,005     2006
                                                                                 15.61             16.82         1,148     2005
                                                                                 13.34             15.61         1,149     2004
                                                                                  9.42             13.34         1,235     2003
                                                                                 10.00              9.42            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.29            $16.53           472     2011
                                                                                 14.49             16.29           473     2010
                                                                                 10.52             14.49           473     2009
                                                                                 14.01             10.52           727     2008
                                                                                 13.78             14.01           727     2007
                                                                                 12.87             13.78           727     2006
                                                                                 12.59             12.87            --     2005
                                                                                 11.70             12.59            --     2004
                                                                                  9.70             11.70            --     2003
                                                                                 10.00              9.70            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.07            $11.99            --     2011
                                                                                 11.68             12.07            --     2010
                                                                                 10.49             11.68            --     2009
                                                                                 10.73             10.49            --     2008
                                                                                 10.18             10.73            --     2007
                                                                                  9.97             10.18            --     2006
                                                                                 10.00              9.97            --     2005
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (Foundation NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS


THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and
(ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.


We do business in the State of New York.


We are subject to regulation by the New York State Department of Financial Services (the "Department"). We file an annual statement with the Department on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Department examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the Department at least every 5 years.


THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.



GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:   -1.76% as of December 31, 2011
Effective Yield  -1.75% as of December 31, 2011


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:   -1.56% as of December 31, 2011
Effective Yield  -1.55% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:   -1.76% as of December 31, 2011
Effective Yield  -1.75% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:   -1.56% as of December 31, 2011
Effective Yield  -1.55% as of December 31, 2011


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated March 14, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                        PAGE
                                                        ----
Independent Registered Public Accounting Firm's Report.  F-1

Statements of Assets and Liabilities...................  F-3

Statements of Operations............................... F-18

Statements of Changes in Net Assets.................... F-33

Notes to Financial Statements.......................... F-63

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products
Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan

Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 19, 2012

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                              BASIC       CAPITAL
                                              VALUE     APPRECIATION
                                             FUND --      FUND --
                              CONSOLIDATED  SERIES II     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $801,241,721    993,742     255,460
Dividend receivable..........      269,248         --          --
Receivable for units sold....      104,508         --          --
                              ------------  ---------     -------
       Total assets..........  801,615,477    993,742     255,460
                              ------------  ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       38,442         43          11
Payable for units
  withdrawn..................      520,814          2          87
                              ------------  ---------     -------
       Total liabilities.....      559,256         45          98
                              ------------  ---------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  785,360,841    993,697     255,362
  Variable annuity
   contract owners in
   the annuitization
   period....................   15,695,380         --          --
                              ------------  ---------     -------
       Net assets............ $801,056,221    993,697     255,362
                              ============  =========     =======
Investments in
  securities at cost......... $811,735,602  1,306,292     284,001
                              ============  =========     =======
Shares outstanding...........                 163,444      11,926
                                            =========     =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                                                   INVESCO VAN INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I. KAMPEN V.I. INVESCO VAN
                                  CORE        GLOBAL    INTERNATIONAL  LARGE CAP     CAPITAL     CAPITAL   KAMPEN V.I.
                                 EQUITY    REAL ESTATE     GROWTH        GROWTH      GROWTH      GROWTH     COMSTOCK
                                FUND --      FUND --       FUND --      FUND --      FUND --     FUND --     FUND --
                                SERIES I    SERIES II     SERIES II     SERIES I    SERIES I    SERIES II   SERIES II
                                 SHARES       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                              ------------ ------------ ------------- ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   662,444      344,352      6,452,806        --        117,742     165,447    2,507,968
Dividend receivable..........        --           --             --        --             --          --           --
Receivable for units sold....        --           --            978        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Total assets..........   662,444      344,352      6,453,784        --        117,742     165,447    2,507,968
                                -------      -------      ---------        --        -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        29           16            294        --              5           8          104
Payable for units
  withdrawn..................         1          152             --        --             --           1           18
                                -------      -------      ---------        --        -------     -------    ---------
       Total liabilities.....        30          168            294        --              5           9          122
                                -------      -------      ---------        --        -------     -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   662,414      314,276      6,372,373        --        117,737     165,438    2,507,846
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       29,908         81,117        --             --          --           --
                                -------      -------      ---------        --        -------     -------    ---------
       Net assets............   662,414      344,184      6,453,490        --        117,737     165,438    2,507,846
                                =======      =======      =========        ==        =======     =======    =========
Investments in
  securities at cost.........   614,249      391,945      6,386,098        --        136,077     144,200    2,550,301
                                =======      =======      =========        ==        =======     =======    =========
Shares outstanding...........    24,792       29,010        247,424        --          3,691       5,277      222,338
                                =======      =======      =========        ==        =======     =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            AIM VARIABLE
                           INSURANCE FUNDS
                          (INVESCO VARIABLE
                          INSURANCE FUNDS)
                             (CONTINUED)
                          ----------------- -----------------
                             INVESCO VAN
                             KAMPEN V.I.
                             EQUITY AND     ALLIANCEBERNSTEIN
                               INCOME           BALANCED
                               FUND --       WEALTH STRATEGY
                              SERIES II       PORTFOLIO --
                               SHARES            CLASS B
                          ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $1,384,613         6,173,395
Dividend receivable......            --                --
Receivable for units sold            --                --
                             ----------         ---------
     Total assets........     1,384,613         6,173,395
                             ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            83               295
Payable for units
 withdrawn...............         1,966               110
                             ----------         ---------
     Total liabilities...         2,049               405
                             ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     1,381,145         5,804,252
 Variable annuity
   contract owners in
   the annuitization
   period................         1,419           368,738
                             ----------         ---------
     Net assets..........    $1,382,564         6,172,990
                             ==========         =========
Investments in
 securities at cost......    $1,372,073         6,286,986
                             ==========         =========
Shares outstanding.......       101,586           571,611
                             ==========         =========




                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........      173,793          4,115,905         9,552,769         1,269,902          200,367
Dividend receivable......           --                 --                --                --               --
Receivable for units sold           --                 --             3,835                --               --
                               -------          ---------        ----------         ---------          -------
     Total assets........      173,793          4,115,905         9,556,604         1,269,902          200,367
                               -------          ---------        ----------         ---------          -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            7                179               444                55                9
Payable for units
 withdrawn...............            1                340                --                 1                2
                               -------          ---------        ----------         ---------          -------
     Total liabilities...            8                519               444                56               11
                               -------          ---------        ----------         ---------          -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      173,785          4,115,386         9,394,931         1,269,846          200,356
 Variable annuity
   contract owners in
   the annuitization
   period................           --                 --           161,229                --               --
                               -------          ---------        ----------         ---------          -------
     Net assets..........      173,785          4,115,386         9,556,160         1,269,846          200,356
                               =======          =========        ==========         =========          =======
Investments in
 securities at cost......      191,092          4,427,666        11,393,524         1,151,446          161,638
                               =======          =========        ==========         =========          =======
Shares outstanding.......       11,986            230,454           837,962            48,767           12,063
                               =======          =========        ==========         =========          =======

                             AMERICAN
                             CENTURY
                             VARIABLE       AMERICAN CENTURY
                          PORTFOLIOS II,        VARIABLE
                               INC.         PORTFOLIOS, INC.
                          -------------- ----------------------


                                VP          VP
                            INFLATION    INCOME &      VP
                            PROTECTION    GROWTH  INTERNATIONAL
                             FUND --     FUND --     FUND --
                             CLASS II    CLASS I     CLASS I
                          -------------- -------- -------------
ASSETS:
Investments at fair
 value (note 2b).........   13,556,754   611,126     853,741
Dividend receivable......           --        --          --
Receivable for units sold          627        --          --
                            ----------   -------     -------
     Total assets........   13,557,381   611,126     853,741
                            ----------   -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          632        27          42
Payable for units
 withdrawn...............           --         6         455
                            ----------   -------     -------
     Total liabilities...          632        33         497
                            ----------   -------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   13,206,907   611,093     733,746
 Variable annuity
   contract owners in
   the annuitization
   period................      349,842        --     119,498
                            ----------   -------     -------
     Net assets..........   13,556,749   611,093     853,244
                            ==========   =======     =======
Investments in
 securities at cost......   12,407,844   665,626     930,227
                            ==========   =======     =======
Shares outstanding.......    1,153,766    99,532     114,905
                            ==========   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.
                                 (CONTINUED)               BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------ ----------------------------------------------------------


                                                                     BLACKROCK     BLACKROCK    BLACKROCK
                                                    BLACKROCK         GLOBAL       LARGE CAP      VALUE
                                 VP       VP     BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              ULTRA(R)   VALUE       FUND --          FUND --       FUND --   V.I. FUND --
                              FUND --   FUND --     CLASS III        CLASS III     CLASS III    CLASS III
                              CLASS I   CLASS I       SHARES          SHARES        SHARES       SHARES
                              -------- --------- ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ $378,843   996,449     680,463        79,941,492      271,868      490,763
Dividend receivable..........       --        --          --                --           --           --
Receivable for units sold....       --        --          --            27,108           --           --
                              -------- ---------     -------        ----------      -------      -------
       Total assets..........  378,843   996,449     680,463        79,968,600      271,868      490,763
                              -------- ---------     -------        ----------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       16        39          30             4,001           12           22
Payable for units
  withdrawn..................       --        --         729                --           --          783
                              -------- ---------     -------        ----------      -------      -------
       Total liabilities.....       16        39         759             4,001           12          805
                              -------- ---------     -------        ----------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  378,827   996,410     679,704        78,995,842      271,856      489,958
  Variable annuity
   contract owners in
   the annuitization
   period....................       --        --          --           968,757           --           --
                              -------- ---------     -------        ----------      -------      -------
       Net assets............ $378,827   996,410     679,704        79,964,599      271,856      489,958
                              ======== =========     =======        ==========      =======      =======
Investments in
  securities at cost......... $355,700 1,138,194     779,700        81,829,265      226,296      574,554
                              ======== =========     =======        ==========      =======      =======
Shares outstanding...........   39,962   171,802      59,847         6,019,691       24,806       34,831
                              ======== =========     =======        ==========      =======      =======


                               COLUMBIA FUNDS VARIABLE
                                  INSURANCE TRUST I        DWS VARIABLE SERIES II
                              -------------------------- ---------------------------
                                             COLUMBIA
                                COLUMBIA     VARIABLE
                                VARIABLE   PORTFOLIO --
                              PORTFOLIO --    MARSICO                   DWS DREMAN
                                MARSICO    INTERNATIONAL  DWS CAPITAL  SMALL MID CAP
                                 GROWTH    OPPORTUNITIES GROWTH VIP -- VALUE VIP --
                                FUND --       FUND --       CLASS B       CLASS B
                                CLASS 1       CLASS 2       SHARES        SHARES
                              ------------ ------------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  2,894,840     6,757,972      84,049        769,246
Dividend receivable..........         --            --          --             --
Receivable for units sold....        208         1,355          --             --
                               ---------     ---------      ------        -------
       Total assets..........  2,895,048     6,759,327      84,049        769,246
                               ---------     ---------      ------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        125           307           4             34
Payable for units
  withdrawn..................         --            --          --             --
                               ---------     ---------      ------        -------
       Total liabilities.....        125           307           4             34
                               ---------     ---------      ------        -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  2,894,923     6,678,524      84,045        769,212
  Variable annuity
   contract owners in
   the annuitization
   period....................         --        80,496          --             --
                               ---------     ---------      ------        -------
       Net assets............  2,894,923     6,759,020      84,045        769,212
                               =========     =========      ======        =======
Investments in
  securities at cost.........  2,436,106     7,666,325      93,072        965,270
                               =========     =========      ======        =======
Shares outstanding...........    145,323       508,501       4,541         67,715
                               =========     =========      ======        =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                                             EATON
                                                                                                             VANCE
                                                                                                           VARIABLE
                                DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS                  TRUST
                              --------------------------------------- ----------------------------------- -----------
                                                                        DREYFUS               THE DREYFUS
                                                                       INVESTMENT   DREYFUS    SOCIALLY
                                                                       PORTFOLIOS   VARIABLE  RESPONSIBLE
                                  DWS                         DWS        MIDCAP    INVESTMENT   GROWTH        VT
                               LARGE CAP         DWS       TECHNOLOGY    STOCK      FUND --      FUND,    FLOATING --
                              VALUE VIP -- STRATEGIC VALUE   VIP --   PORTFOLIO --   MONEY      INC. --      RATE
                                CLASS B    VIP -- CLASS B   CLASS B     INITIAL      MARKET     INITIAL     INCOME
                                 SHARES        SHARES        SHARES      SHARES    PORTFOLIO    SHARES       FUND
                              ------------ --------------- ---------- ------------ ---------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $438,521         --            --        97,895    1,372,119    281,245    5,140,052
Dividend receivable..........         --         --            --            --           --         --       18,810
Receivable for units sold....         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Total assets..........    438,521         --            --        97,895    1,372,119    281,245    5,158,862
                                --------         --            --       -------    ---------    -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         18         --            --             4           60         12          210
Payable for units
  withdrawn..................          5         --            --             6            6         --        2,222
                                --------         --            --       -------    ---------    -------    ---------
       Total liabilities.....         23         --            --            10           66         12        2,432
                                --------         --            --       -------    ---------    -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    438,498         --            --        97,885    1,372,053    281,233    5,156,430
  Variable annuity
   contract owners in
   the annuitization
   period....................         --         --            --            --           --         --           --
                                --------         --            --       -------    ---------    -------    ---------
       Net assets............   $438,498         --            --        97,885    1,372,053    281,233    5,156,430
                                ========         ==            ==       =======    =========    =======    =========
Investments in
  securities at cost.........   $473,755         --            --       100,546    1,372,119    222,708    5,125,733
                                ========         ==            ==       =======    =========    =======    =========
Shares outstanding...........     37,902         --            --         7,439    1,372,119      9,403      552,694
                                ========         ==            ==       =======    =========    =======    =========



                                   FEDERATED INSURANCE SERIES
                              ------------------------------------


                               FEDERATED    FEDERATED   FEDERATED
                                CAPITAL    HIGH INCOME HIGH INCOME
                              APPRECIATION    BOND        BOND
                               FUND II --  FUND II --  FUND II --
                                PRIMARY      PRIMARY     SERVICE
                                 SHARES      SHARES      SHARES
                              ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    64,585       3,057     3,803,376
Dividend receivable..........        --          --            --
Receivable for units sold....        --          --            --
                                 ------       -----     ---------
       Total assets..........    64,585       3,057     3,803,376
                                 ------       -----     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2          --           158
Payable for units
  withdrawn..................        --          --           605
                                 ------       -----     ---------
       Total liabilities.....         2          --           763
                                 ------       -----     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    64,583       3,057     3,802,613
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --            --
                                 ------       -----     ---------
       Net assets............    64,583       3,057     3,802,613
                                 ======       =====     =========
Investments in
  securities at cost.........    63,151       3,143     3,852,900
                                 ======       =====     =========
Shares outstanding...........    10,728         452       565,138
                                 ======       =====     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               FEDERATED INSURANCE
                               SERIES (CONTINUED)                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              --------------------- -----------------------------------------------------------------------------
                                                                                                                     VIP DYNAMIC
                              FEDERATED             VIP ASSET   VIP ASSET       VIP           VIP           VIP        CAPITAL
                               KAUFMANN  FEDERATED  MANAGER/SM/ MANAGER/SM/   BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                              FUND II --  MANAGED   PORTFOLIO   PORTFOLIO   PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                               SERVICE   VOLATILITY -- INITIAL  -- SERVICE    SERVICE       INITIAL       SERVICE      SERVICE
                                SHARES    FUND II     CLASS      CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                              ---------- ---------- ----------  ----------  ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,805,876   92,562    166,071     586,805     11,293,142     893,586     17,707,825     295,541
Dividend receivable..........         --       --         --          --             --          --             --          --
Receivable for units sold....        595       --         --         162             --          --             --           7
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total assets..........  7,806,471   92,562    166,071     586,967     11,293,142     893,586     17,707,825     295,548
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        359        4          6          29            590          35            755          13
Payable for units
  withdrawn..................         --       --         --          --          3,391          --          5,158          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Total liabilities.....        359        4          6          29          3,981          35          5,913          13
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  7,684,575   92,558    166,065     566,075     11,167,140     893,551     17,612,043     295,535
  Variable annuity
   contract owners in
   the annuitization
   period....................    121,537       --         --      20,863        122,021          --         89,869          --
                              ----------  -------    -------     -------     ----------     -------     ----------     -------
       Net assets............ $7,806,112   92,558    166,065     586,938     11,289,161     893,551     17,701,912     295,535
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Investments in
  securities at cost......... $7,568,650  104,360    178,856     577,318     10,973,509     993,597     18,794,028     328,543
                              ==========  =======    =======     =======     ==========     =======     ==========     =======
Shares outstanding...........    617,553   10,039     12,034      43,243        782,616      38,818        782,148      36,577
                              ==========  =======    =======     =======     ==========     =======     ==========     =======


                              ----------------------
                                  VIP         VIP
                                EQUITY-     EQUITY-
                                 INCOME      INCOME
                              PORTFOLIO -- PORTFOLIO
                                INITIAL    -- SERVICE
                                 CLASS      CLASS 2
                              ------------ ----------
ASSETS:
Investments at fair
  value (note 2b)............   389,207    4,394,832
Dividend receivable..........        --           --
Receivable for units sold....        --           --
                                -------    ---------
       Total assets..........   389,207    4,394,832
                                -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        15          193
Payable for units
  withdrawn..................        --        1,303
                                -------    ---------
       Total liabilities.....        15        1,496
                                -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   389,192    4,303,051
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       90,285
                                -------    ---------
       Net assets............   389,192    4,393,336
                                =======    =========
Investments in
  securities at cost.........   459,821    4,804,966
                                =======    =========
Shares outstanding...........    20,824      238,720
                                =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011






                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP          VIP           VIP                                    VIP
                                GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                                 INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                                 CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,906,183
Dividend receivable..........         --           --           --           --            --           --           --
Receivable for units sold....         --           --           --           --            --           --        1,437
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total assets..........    208,492    1,273,052      121,971      372,797     1,000,886    1,845,261    6,907,620
                                --------    ---------      -------      -------     ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          8           54            5           15            44           82          295
Payable for units
  withdrawn..................         --           88           --           --             2        1,111           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Total liabilities.....          8          142            5           15            46        1,193          295
                                --------    ---------      -------      -------     ---------    ---------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
  Variable annuity
   contract owners in
   the annuitization
   period....................         --           --           --           --            --           --           --
                                --------    ---------      -------      -------     ---------    ---------    ---------
       Net assets............   $208,484    1,272,910      121,966      372,782     1,000,840    1,844,068    6,907,325
                                ========    =========      =======      =======     =========    =========    =========
Investments in
  securities at cost.........   $223,960    1,306,989      120,856      404,555       877,239    1,835,717    6,863,917
                                ========    =========      =======      =======     =========    =========    =========
Shares outstanding...........     16,560      102,748        6,665       10,106        27,399      145,068      241,644
                                ========    =========      =======      =======     =========    =========    =========

                                                         FRANKLIN
                                                        TEMPLETON
                                                         VARIABLE
                                                        INSURANCE
                                                         PRODUCTS
                                                          TRUST
                              -------------------------------------
                                               VIP       FRANKLIN
                                  VIP         VALUE       INCOME
                                OVERSEAS    STRATEGIES  SECURITIES
                              PORTFOLIO -- PORTFOLIO --  FUND --
                                INITIAL      SERVICE     CLASS 2
                                 CLASS       CLASS 2      SHARES
                              ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............   163,202      293,863     93,725,025
Dividend receivable..........        --           --             --
Receivable for units sold....        --           --             --
                                -------      -------    -----------
       Total assets..........   163,202      293,863     93,725,025
                                -------      -------    -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         6           12          4,966
Payable for units
  withdrawn..................       549           18         56,092
                                -------      -------    -----------
       Total liabilities.....       555           30         61,058
                                -------      -------    -----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   162,647      293,833     91,227,670
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --      2,436,297
                                -------      -------    -----------
       Net assets............   162,647      293,833     93,663,967
                                =======      =======    ===========
Investments in
  securities at cost.........   215,277      354,231    100,492,859
                                =======      =======    ===========
Shares outstanding...........    11,974       33,280      6,545,044
                                =======      =======    ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              ------------------------------------------------------------------------------
                                           FRANKLIN
                               FRANKLIN   TEMPLETON                                    TEMPLETON
                              LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                                GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                              SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                               FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                               CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                                SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              ---------- ------------ ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
Dividend receivable..........        --           --          --       --          --        --          --
Receivable for units sold....        --           --          --       --          --        --          --
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total assets..........   440,470   17,205,998  10,534,199   36,826   2,513,308    63,323   2,243,123
                               --------   ----------  ----------   ------   ---------    ------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        20          829         481        1         114         3         101
Payable for units
  withdrawn..................        --       11,885       3,864       --         482        --         378
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Total liabilities.....        20       12,714       4,345        1         596         3         479
                               --------   ----------  ----------   ------   ---------    ------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   440,450   16,764,657  10,316,901   36,825   2,393,306    63,320   2,152,879
  Variable annuity
   contract owners in
   the annuitization
   period....................        --      428,627     212,953       --     119,406        --      89,765
                               --------   ----------  ----------   ------   ---------    ------   ---------
       Net assets............  $440,450   17,193,284  10,529,854   36,825   2,512,712    63,320   2,242,644
                               ========   ==========  ==========   ======   =========    ======   =========
Investments in
  securities at cost.........  $446,758   17,525,920  10,028,283   43,809   2,855,771    58,720   2,546,733
                               ========   ==========  ==========   ======   =========    ======   =========
Shares outstanding...........    30,294    2,266,930     684,928    2,882     200,104     3,403     221,872
                               ========   ==========  ==========   ======   =========    ======   =========

                                     GE INVESTMENTS FUNDS, INC.
                              ----------------------------------------



                              CORE VALUE
                                EQUITY                  INTERNATIONAL
                               FUND --   INCOME FUND -- EQUITY FUND --
                               CLASS 1      CLASS 1        CLASS 1
                                SHARES       SHARES         SHARES
                              ---------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,073,605    1,807,598        55,445
Dividend receivable..........        --           --            --
Receivable for units sold....        --           --            --
                              ---------    ---------       -------
       Total assets.......... 1,073,605    1,807,598        55,445
                              ---------    ---------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        46           65             2
Payable for units
  withdrawn..................       105          333            --
                              ---------    ---------       -------
       Total liabilities.....       151          398             2
                              ---------    ---------       -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period.................... 1,073,454    1,807,200        55,443
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --            --
                              ---------    ---------       -------
       Net assets............ 1,073,454    1,807,200        55,443
                              =========    =========       =======
Investments in
  securities at cost......... 1,062,654    1,863,958       107,477
                              =========    =========       =======
Shares outstanding...........   124,404      159,260       132,012
                              =========    =========       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011




                                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              --------------------------------------------------------------------------------------------
                                                        PREMIER
                                                        GROWTH  REAL ESTATE            SMALL-CAP
                                 MID-CAP                EQUITY  SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN
                              EQUITY FUND --   MONEY    FUND --   FUND --   S&P 500(R)  FUND --    FUND --      FUND --
                                 CLASS 1       MARKET   CLASS 1   CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3
                                  SHARES        FUND    SHARES    SHARES       FUND     SHARES      SHARES       SHARES
                              -------------- ---------- ------- ----------- ---------- --------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $2,079,367   12,936,956 827,165  4,476,974  11,922,772 2,412,818  14,651,144  109,319,698
Dividend receivable..........           --           --      --         --          --        --          --           --
Receivable for units sold....          610           --      --         --          --       133       4,061        9,744
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total assets..........    2,079,977   12,936,956 827,165  4,476,974  11,922,772 2,412,951  14,655,205  109,329,442
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           88          517      41        202         496       103         653        5,865
Payable for units
  withdrawn..................           --      368,576      --      1,954       1,445        --          --           --
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Total liabilities.....           88      369,093      41      2,156       1,941       103         653        5,865
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    2,079,889   12,567,863 827,124  4,433,238  11,920,831 2,412,848  14,506,957  106,181,629
   Variable annuity
     contract owners in
     the annuitization
     period..................           --           --      --     41,580          --        --     147,595    3,141,948
                                ----------   ---------- -------  ---------  ---------- ---------  ----------  -----------
       Net assets............   $2,079,889   12,567,863 827,124  4,474,818  11,920,831 2,412,848  14,654,552  109,323,577
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Investments in
  securities at cost.........   $2,170,115   12,936,956 800,406  3,959,384  11,524,311 2,213,065  14,997,776  117,483,158
                                ==========   ========== =======  =========  ========== =========  ==========  ===========
Shares outstanding...........      132,023   12,936,956  11,524    386,613     534,414   187,768     935,578    6,998,700
                                ==========   ========== =======  =========  ========== =========  ==========  ===========

                                      GENWORTH
                                      VARIABLE
                                      INSURANCE
                                        TRUST
                              -----------------
                                      GENWORTH
                               U.S.    CALAMOS
                              EQUITY   GROWTH
                              FUND --  FUND --
                              CLASS 1  SERVICE
                              SHARES   SHARES
                              ------- ---------
ASSETS:
Investments at fair
  value (note 2b)............ 829,234 2,367,993
Dividend receivable..........      --        --
Receivable for units sold....       1     4,209
                              ------- ---------
       Total assets.......... 829,235 2,372,202
                              ------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      36       112
Payable for units
  withdrawn..................      --        --
                              ------- ---------
       Total liabilities.....      36       112
                              ------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 829,199 2,332,368
   Variable annuity
     contract owners in
     the annuitization
     period..................      --    39,722
                              ------- ---------
       Net assets............ 829,199 2,372,090
                              ======= =========
Investments in
  securities at cost......... 831,955 2,364,051
                              ======= =========
Shares outstanding...........  26,976   239,133
                              ======= =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------
                                                                  GENWORTH   GENWORTH
                                                                  GOLDMAN   LEGG MASON              GENWORTH
                              GENWORTH  GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                              DAVIS NY EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                              VENTURE   LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                              FUND --  VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                              SERVICE  -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                               SHARES    SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              -------- ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $588,036  6,851,660     452,775    21,596,812  6,209,700  24,466,306 6,135,495
Dividend receivable..........       --         --          --            --         --          --        --
Receivable for units sold....       --         --       1,611         8,838         65          --        --
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total assets..........  588,036  6,851,660     454,386    21,605,650  6,209,765  24,466,306 6,135,495
                              --------  ---------     -------    ----------  ---------  ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       26        320          19         1,009        292       1,161       291
Payable for units
  withdrawn..................        1      5,234          --            --         --      11,361       941
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Total liabilities.....       27      5,554          19         1,009        292      12,522     1,232
                              --------  ---------     -------    ----------  ---------  ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  588,009  6,723,435     454,367    21,198,695  6,087,650  23,964,285 6,012,087
   Variable annuity
     contract owners in
     the annuitization
     period..................       --    122,671          --       405,946    121,823     489,499   122,176
                              --------  ---------     -------    ----------  ---------  ---------- ---------
       Net assets............ $588,009  6,846,106     454,367    21,604,641  6,209,473  24,453,784 6,134,263
                              ========  =========     =======    ==========  =========  ========== =========
Investments in
  securities at cost......... $536,054  6,617,858     492,542    21,403,681  6,200,722  25,498,018 6,819,502
                              ========  =========     =======    ==========  =========  ========== =========
Shares outstanding...........   59,640    810,100      50,789     1,926,532    674,630   3,100,219   816,097
                              ========  =========     =======    ==========  =========  ========== =========

                                  GOLDMAN SACHS       JPMORGAN
                               VARIABLE INSURANCE    INSURANCE
                                      TRUST            TRUST
                              --------------------- ------------


                                 GOLDMAN              JPMORGAN
                               SACHS LARGE  GOLDMAN  INSURANCE
                                CAP VALUE    SACHS   TRUST CORE
                                 FUND --    MID CAP     BOND
                              INSTITUTIONAL  VALUE  PORTFOLIO --
                                 SHARES      FUND     CLASS 1
                              ------------- ------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    81,146     667,450  5,294,865
Dividend receivable..........        --          --         --
Receivable for units sold....        --          --         --
                                 ------     -------  ---------
       Total assets..........    81,146     667,450  5,294,865
                                 ------     -------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3          28        253
Payable for units
  withdrawn..................        --          10      2,737
                                 ------     -------  ---------
       Total liabilities.....         3          38      2,990
                                 ------     -------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    81,143     667,412  4,699,758
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --    592,117
                                 ------     -------  ---------
       Net assets............    81,143     667,412  5,291,875
                                 ======     =======  =========
Investments in
  securities at cost.........    94,532     682,233  4,999,394
                                 ======     =======  =========
Shares outstanding...........     8,642      50,989    452,166
                                 ======     =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                JPMORGAN INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST        TRUST      INSURANCE      TRUST
                              TRUST EQUITY INTERNATIONAL   INTREPID     INTREPID     MID CAP     TRUST MID    SMALL CAP
                                 INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,777,706     96,255       437,220      493,566      472,452     1,350,957     266,644
Dividend receivable..........          --         --            --           --           --            --          --
Receivable for units sold....          --         --            --           --           --            93          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total assets..........   1,777,706     96,255       437,220      493,566      472,452     1,351,050     266,644
                               ----------     ------       -------      -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          93          4            23           25           25            58          12
Payable for units
  withdrawn..................       2,377         --           497          589          338            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total liabilities.....       2,470          4           520          614          363            58          12
                               ----------     ------       -------      -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,415,371     96,251       347,119      402,841      382,946     1,350,992     266,632
   Variable annuity
     contract owners in
     the annuitization
     period..................     359,865         --        89,581       90,111       89,143            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Net assets............  $1,775,236     96,251       436,700      492,952      472,089     1,350,992     266,632
                               ==========     ======       =======      =======      =======     =========     =======
Investments in
  securities at cost.........  $1,629,667     90,267       402,733      464,335      407,853       933,603     190,566
                               ==========     ======       =======      =======      =======     =========     =======
Shares outstanding...........     162,645     10,840        28,689       32,344       29,770       196,933      18,751
                               ==========     ======       =======      =======      =======     =========     =======

                                               JANUS ASPEN SERIES
                              ---------------------------------------

                                JPMORGAN
                               INSURANCE
                               TRUST U.S.    BALANCED      BALANCED
                                 EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,954,112     1,235,904    14,114,453
Dividend receivable..........         --            --            --
Receivable for units sold....         --            --         4,642
                               ---------     ---------    ----------
       Total assets..........  1,954,112     1,235,904    14,119,095
                               ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        100            47           698
Payable for units
  withdrawn..................      2,043            --            --
                               ---------     ---------    ----------
       Total liabilities.....      2,143            47           698
                               ---------     ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,593,181     1,235,857    13,700,151
   Variable annuity
     contract owners in
     the annuitization
     period..................    358,788            --       418,246
                               ---------     ---------    ----------
       Net assets............  1,951,969     1,235,857    14,118,397
                               =========     =========    ==========
Investments in
  securities at cost.........  1,798,624     1,173,633    13,901,205
                               =========     =========    ==========
Shares outstanding...........    128,391        46,410       508,812
                               =========     =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                                                                  JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                  GLOBAL
                               ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                              ------------- ------------ ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $717,349       92,858       63,623        842,448     7,459,849      10,037       390,666
Dividend receivable..........         --           --           --             --            --          --            --
Receivable for units sold....         --           --           --             --         3,118          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total assets..........    717,349       92,858       63,623        842,448     7,462,967      10,037       390,666
                                --------       ------       ------        -------     ---------      ------       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         28            3            2             32           335           1            15
Payable for units
  withdrawn..................        474           --           --              8            --           1            --
                                --------       ------       ------        -------     ---------      ------       -------
       Total liabilities.....        502            3            2             40           335           2            15
                                --------       ------       ------        -------     ---------      ------       -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    716,847       92,855       63,621        842,408     7,381,752      10,035       390,651
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --             --        80,880          --            --
                                --------       ------       ------        -------     ---------      ------       -------
       Net assets............   $716,847       92,855       63,621        842,408     7,462,632      10,035       390,651
                                ========       ======       ======        =======     =========      ======       =======
Investments in
  securities at cost.........   $782,638       53,908       61,967        723,322     7,287,197       7,293       464,769
                                ========       ======       ======        =======     =========      ======       =======
Shares outstanding...........     18,794        2,516        5,181         25,360       228,060       1,941        17,104
                                ========       ======       ======        =======     =========      ======       =======

                              ----------------------------------------

                                 JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    83,737       355,325      529,320
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                 ------       -------      -------
       Total assets..........    83,737       355,325      529,320
                                 ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4            14           25
Payable for units
  withdrawn..................         1            --           --
                                 ------       -------      -------
       Total liabilities.....         5            14           25
                                 ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    83,732       355,311      529,295
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                 ------       -------      -------
       Net assets............    83,732       355,311      529,295
                                 ======       =======      =======
Investments in
  securities at cost.........    71,651       403,258      400,107
                                 ======       =======      =======
Shares outstanding...........     3,705         9,304       14,145
                                 ======       =======      =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                  JANUS ASPEN SERIES
                                     (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              -------------------------- -----------------------------------------------------------------
                                                                       LEGG MASON   LEGG MASON
                                                          LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                         CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                           VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                                WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                              PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                              INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $429,235      169,027      621,887       5,711       554,715       291,114       34,509
Dividend receivable..........         --           --           --          --            --            --           --
Receivable for units sold....         --           --           --          --            --            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Total assets..........    429,235      169,027      621,887       5,711       554,715       291,114       34,509
                                --------      -------      -------       -----       -------       -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         17            6           26          --            30            12            1
Payable for units
  withdrawn..................         --            2            2          --           368             1           --
                                --------      -------      -------       -----       -------       -------       ------
       Total liabilities.....         17            8           28          --           398            13            1
                                --------      -------      -------       -----       -------       -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    429,218      169,019      621,859       5,711       414,447       291,101       34,508
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --          --       139,870            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Net assets............   $429,218      169,019      621,859       5,711       554,317       291,101       34,508
                                ========      =======      =======       =====       =======       =======       ======
Investments in
  securities at cost.........   $613,378      165,935      531,673       7,458       627,195       338,551       33,367
                                ========      =======      =======       =====       =======       =======       ======
Shares outstanding...........     16,618        6,629       37,576         546        52,931        16,004        2,549
                                ========      =======      =======       =====       =======       =======       ======

                               LEGG MASON
                                PARTNERS
                                VARIABLE        MFS(R) VARIABLE
                              INCOME TRUST      INSURANCE TRUST
                              ------------- -----------------------

                               LEGG MASON                  MFS(R)
                              WESTERN ASSET    MFS(R)     INVESTORS
                                VARIABLE      INVESTORS     TRUST
                                STRATEGIC   GROWTH STOCK  SERIES --
                                  BOND        SERIES --    SERVICE
                              PORTFOLIO --  SERVICE CLASS   CLASS
                                 CLASS I       SHARES      SHARES
                              ------------- ------------- ---------
ASSETS:
Investments at fair
  value (note 2b)............    45,750       1,065,455    885,158
Dividend receivable..........        --              --         --
Receivable for units sold....        --           1,724         --
                                 ------       ---------    -------
       Total assets..........    45,750       1,067,179    885,158
                                 ------       ---------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2              47         38
Payable for units
  withdrawn..................        --              --         51
                                 ------       ---------    -------
       Total liabilities.....         2              47         89
                                 ------       ---------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    45,748       1,067,132    885,069
   Variable annuity
     contract owners in
     the annuitization
     period..................        --              --         --
                                 ------       ---------    -------
       Net assets............    45,748       1,067,132    885,069
                                 ======       =========    =======
Investments in
  securities at cost.........    46,132         880,417    814,224
                                 ======       =========    =======
Shares outstanding...........     4,635          98,928     45,839
                                 ======       =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------- -----------
                                             MFS(R)
                                            STRATEGIC               MFS(R)
                                 MFS(R)      INCOME      MFS(R)    UTILITIES OPPENHEIMER
                              NEW DISCOVERY SERIES -- TOTAL RETURN SERIES --  BALANCED
                                SERIES --    SERVICE   SERIES --    SERVICE  FUND/VA --
                              SERVICE CLASS   CLASS     SERVICE      CLASS   NON-SERVICE
                                 SHARES      SHARES   CLASS SHARES  SHARES     SHARES
                              ------------- --------- ------------ --------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $476,075     372,453   12,676,539  3,525,087   247,011
Dividend receivable..........         --          --           --         --        --
Receivable for units sold....      1,393          49           --         --        --
                                --------     -------   ----------  ---------   -------
       Total assets..........    477,468     372,502   12,676,539  3,525,087   247,011
                                --------     -------   ----------  ---------   -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         19          16          663        153        10
Payable for units
  withdrawn..................         --          --          488      1,169        --
                                --------     -------   ----------  ---------   -------
       Total liabilities.....         19          16        1,151      1,322        10
                                --------     -------   ----------  ---------   -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    477,449     372,486   12,299,602  3,523,765   247,001
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --      375,786         --        --
                                --------     -------   ----------  ---------   -------
       Net assets............   $477,449     372,486   12,675,388  3,523,765   247,001
                                ========     =======   ==========  =========   =======
Investments in
  securities at cost.........   $472,798     372,139   12,767,515  3,160,852   328,317
                                ========     =======   ==========  =========   =======
Shares outstanding...........     34,649      37,736      692,329    137,003    21,859
                                ========     =======   ==========  =========   =======

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              --------------------------------------------------------------

                                          OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                              OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                               BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                              FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                                SHARES       SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  6,168,125    218,599     2,484,333     324,629   12,114,395
Dividend receivable..........         --         --            --          --           --
Receivable for units sold....         --         --            --          --        6,901
                               ---------    -------     ---------     -------   ----------
       Total assets..........  6,168,125    218,599     2,484,333     324,629   12,121,296
                               ---------    -------     ---------     -------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        329          8           105          12          545
Payable for units
  withdrawn..................      2,424        495            31          --           --
                               ---------    -------     ---------     -------   ----------
       Total liabilities.....      2,753        503           136          12          545
                               ---------    -------     ---------     -------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,084,542    218,096     2,484,197     324,617   11,999,274
   Variable annuity
     contract owners in
     the annuitization
     period..................     80,830         --            --          --      121,477
                               ---------    -------     ---------     -------   ----------
       Net assets............  6,165,372    218,096     2,484,197     324,617   12,120,751
                               =========    =======     =========     =======   ==========
Investments in
  securities at cost.........  7,135,128    210,611     2,294,690     414,053   11,331,960
                               =========    =======     =========     =======   ==========
Shares outstanding...........    552,205      5,499        63,054      41,197      445,218
                               =========    =======     =========     =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------- ------------
                                                       OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                       MAIN STREET   SMALL- &    SMALL- &
                              OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                              HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                              NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                                SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                              ----------- ----------- ------------- ----------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $ 43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
Dividend receivable..........        --           --           --          --          --           --
Receivable for units sold....        --           --           --          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Total assets..........    43,963   27,640,987   15,757,890     197,894     195,930    1,704,229
                               --------   ----------   ----------     -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2        1,287          740           8           2           69
Payable for units
  withdrawn..................        --       15,780        2,841          --           1           63
                               --------   ----------   ----------     -------     -------    ---------
       Total liabilities.....         2       17,067        3,581           8           3          132
                               --------   ----------   ----------     -------     -------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,961   27,134,264   15,331,053     197,886     195,927    1,704,097
   Variable annuity
     contract owners in
     the annuitization
     period..................        --      489,656      423,256          --          --           --
                               --------   ----------   ----------     -------     -------    ---------
       Net assets............  $ 43,961   27,623,920   15,754,309     197,886     195,927    1,704,097
                               ========   ==========   ==========     =======     =======    =========
Investments in
  securities at cost.........  $126,043   23,106,606   13,614,382     260,255     179,037    1,807,304
                               ========   ==========   ==========     =======     =======    =========
Shares outstanding...........    23,139    1,346,371      925,845       4,205       4,274      162,462
                               ========   ==========   ==========     =======     =======    =========

                                       PIMCO VARIABLE INSURANCE TRUST
                              ------------------------------------------------------------
                               FOREIGN BOND                   LONG-TERM
                                PORTFOLIO                        U.S.
                               (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION
                                HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                  CLASS          CLASS          CLASS          CLASS
                                  SHARES         SHARES         SHARES         SHARES
                              -------------- -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............     98,687       10,571,883     6,710,852      35,030,970
Dividend receivable..........        144           62,916        11,117          54,845
Receivable for units sold....         --               --            --          19,798
                                  ------       ----------     ---------      ----------
       Total assets..........     98,831       10,634,799     6,721,969      35,105,613
                                  ------       ----------     ---------      ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          5              483           249           1,623
Payable for units
  withdrawn..................          1            4,406           183              --
                                  ------       ----------     ---------      ----------
       Total liabilities.....          6            4,889           432           1,623
                                  ------       ----------     ---------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     98,825       10,418,033     6,721,537      34,262,591
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          211,877            --         841,399
                                  ------       ----------     ---------      ----------
       Net assets............     98,825       10,629,910     6,721,537      35,103,990
                                  ======       ==========     =========      ==========
Investments in
  securities at cost.........     96,444       10,281,093     5,676,269      34,714,188
                                  ======       ==========     =========      ==========
Shares outstanding...........      9,553        1,415,245       501,558       3,374,853
                                  ======       ==========     =========      ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  PIMCO
                                 VARIABLE
                                INSURANCE       RYDEX
                                  TRUST       VARIABLE
                               (CONTINUED)      TRUST      THE ALGER PORTFOLIOS          THE PRUDENTIAL SERIES FUND
                              -------------- ----------- ------------------------- --------------------------------------
                                                                                     JENNISON
                               TOTAL RETURN              ALGER LARGE  ALGER SMALL     20/20                    NATURAL
                               PORTFOLIO --               CAP GROWTH   CAP GROWTH     FOCUS       JENNISON    RESOURCES
                              ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                  CLASS       NASDAQ --   CLASS I-2    CLASS I-2     CLASS II     CLASS II     CLASS II
                                  SHARES     100(R) FUND    SHARES       SHARES       SHARES       SHARES       SHARES
                              -------------- ----------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $48,864,215     500,871     191,686      160,158     1,021,095     103,406     3,316,528
Dividend receivable..........      121,416          --          --           --            --          --            --
Receivable for units sold....           --          --          --           --            36          --         1,115
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total assets..........   48,985,631     500,871     191,686      160,158     1,021,131     103,406     3,317,643
                               -----------     -------     -------      -------     ---------     -------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,160          21           7            6            41           5           145
Payable for units
  withdrawn..................        1,662           1          --           --            --           1            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Total liabilities.....        3,822          22           7            6            41           6           145
                               -----------     -------     -------      -------     ---------     -------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   48,574,898     500,849     191,679      160,152     1,021,090     103,400     3,317,498
   Variable annuity
     contract owners in
     the annuitization
     period..................      406,911          --          --           --            --          --            --
                               -----------     -------     -------      -------     ---------     -------     ---------
       Net assets............  $48,981,809     500,849     191,679      160,152     1,021,090     103,400     3,317,498
                               ===========     =======     =======      =======     =========     =======     =========
Investments in
  securities at cost.........  $48,134,291     348,351     210,120      123,793       929,126      89,078     3,393,824
                               ===========     =======     =======      =======     =========     =======     =========
Shares outstanding...........    4,434,139      25,925       4,445        5,161        69,842       4,518        87,530
                               ===========     =======     =======      =======     =========     =======     =========



                               WELLS FARGO
                              VARIABLE TRUST
                              --------------
                               WELLS FARGO
                               ADVANTAGE VT
                                  OMEGA
                                  GROWTH
                                 FUND --
                                 CLASS 2
                              --------------
ASSETS:
Investments at fair
  value (note 2b)............    138,588
Dividend receivable..........         --
Receivable for units sold....         55
                                 -------
       Total assets..........    138,643
                                 -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          6
Payable for units
  withdrawn..................         --
                                 -------
       Total liabilities.....          6
                                 -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    138,637
   Variable annuity
     contract owners in
     the annuitization
     period..................         --
                                 -------
       Net assets............    138,637
                                 =======
Investments in
  securities at cost.........    125,543
                                 =======
Shares outstanding...........      6,165
                                 =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations








                          CONSOLIDATED
                             TOTAL
                          ------------




                          -------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 20,932,047
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   15,272,710
                          ------------
Net investment income
  (expense)..............    5,659,337
                          ------------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    7,234,897
  Change in unrealized
   appreciation
   (depreciation)........  (40,926,899)
  Capital gain
   distributions.........    6,832,707
                          ------------
Net realized and
  unrealized gain (loss)
  on investments.........  (26,859,295)
                          ------------
Increase (decrease) in
  net assets from
  operations............. $(21,199,958)
                          ============

                                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I.
                          INVESCO V.I.   CAPITAL        CORE     GLOBAL REAL  INTERNATIONAL  LARGE CAP     CAPITAL
                          BASIC VALUE  APPRECIATION    EQUITY       ESTATE       GROWTH        GROWTH       GROWTH
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                           SERIES II     SERIES I     SERIES I    SERIES II     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                                            PERIOD FROM  PERIOD FROM
                                                                                             JANUARY 1   APRIL 29 TO
                                                                                            TO APRIL 29, DECEMBER 31,
                                      YEAR ENDED DECEMBER 31, 2011                              2011         2011
                          ----------------------------------------------------------------- ------------ ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      6,844         492        6,811       14,483        89,532          257           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     18,593       5,554       10,828        6,497       121,350          688        1,326
                            --------     -------      -------      -------      --------      -------      -------
Net investment income
  (expense)..............    (11,749)     (5,062)      (4,017)       7,986       (31,818)        (431)      (1,326)
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (106,105)     (4,391)       7,108       (2,433)      151,731       25,139         (502)
  Change in unrealized
   appreciation
   (depreciation)........     51,943     (19,225)     (14,025)     (35,596)     (693,974)     (13,940)     (18,335)
  Capital gain
   distributions.........         --          --           --           --            --           --           --
                            --------     -------      -------      -------      --------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (54,162)    (23,616)      (6,917)     (38,029)     (542,243)      11,199      (18,837)
                            --------     -------      -------      -------      --------      -------      -------
Increase (decrease) in
  net assets from
  operations.............    (65,911)    (28,678)     (10,934)     (30,043)     (574,061)      10,768      (20,163)
                            ========     =======      =======      =======      ========      =======      =======

                          -----------------------
                          INVESCO VAN
                          KAMPEN V.I. INVESCO VAN
                            CAPITAL   KAMPEN V.I.
                            GROWTH     COMSTOCK
                            FUND --     FUND --
                           SERIES II   SERIES II
                            SHARES      SHARES
                          ----------- -----------


                                YEAR ENDED
                             DECEMBER 31, 2011
                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --      40,628
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     3,947      45,049
                            -------     -------
Net investment income
  (expense)..............    (3,947)     (4,421)
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    38,529       2,498
  Change in unrealized
   appreciation
   (depreciation)........   (47,071)    (88,481)
  Capital gain
   distributions.........        --          --
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (8,542)    (85,983)
                            -------     -------
Increase (decrease) in
  net assets from
  operations.............   (12,489)    (90,404)
                            =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AIM
                           VARIABLE
                           INSURANCE
                             FUNDS
                           (INVESCO
                           VARIABLE
                           INSURANCE
                            FUNDS)
                          (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------- -----------------------------------------------------------------------------------------
                          INVESCO VAN
                          KAMPEN V.I.
                          EQUITY AND  ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INCOME     BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                            FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                           SERIES II    PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                            SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $ 29,670        147,822             1,413            49,034            427,622            1,226
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    35,751        115,054             5,747            71,088            181,347           21,678
                           --------       --------          --------          --------         ----------          -------
Net investment income
 (expense)...............    (6,081)        32,768            (4,334)          (22,054)           246,275          (20,452)
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (11,034)        13,290            21,749          (154,507)            (4,813)          17,683
 Change in unrealized
   appreciation
   (depreciation)........   (49,374)      (357,860)         (105,893)          371,265         (2,518,176)         (68,309)
 Capital gain
   distributions.........        --             --                --                --                 --               --
                           --------       --------          --------          --------         ----------          -------
Net realized and
 unrealized gain (loss)
 on investments..........   (60,408)      (344,570)          (84,144)          216,758         (2,522,989)         (50,626)
                           --------       --------          --------          --------         ----------          -------
Increase (decrease) in
 net assets from
 operations..............  $(66,489)      (311,802)          (88,478)          194,704         (2,276,714)         (71,078)
                           ========       ========          ========          ========         ==========          =======




                                               AMERICAN
                                               CENTURY
                                               VARIABLE       AMERICAN CENTURY
                                            PORTFOLIOS II,        VARIABLE
                                                 INC.         PORTFOLIOS, INC.
                          ----------------- -------------- ---------------------


                          ALLIANCEBERNSTEIN                   VP
                              SMALL CAP      VP INFLATION  INCOME &      VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL
                            PORTFOLIO --       FUND --     FUND --     FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I
                          ----------------- -------------- -------- -------------

                          -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --          576,992     10,329      13,518
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....        3,638          243,429     10,589      17,051
                               -------        ---------     ------    --------
Net investment income
 (expense)...............       (3,638)         333,563       (260)     (3,533)
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       25,556          347,377     (9,897)      3,518
 Change in unrealized
   appreciation
   (depreciation)........      (19,249)         523,361     22,092    (126,012)
 Capital gain
   distributions.........           --          179,410         --          --
                               -------        ---------     ------    --------
Net realized and
 unrealized gain (loss)
 on investments..........        6,307        1,050,148     12,195    (122,494)
                               -------        ---------     ------    --------
Increase (decrease) in
 net assets from
 operations..............        2,669        1,383,711     11,935    (126,027)
                               =======        =========     ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AMERICAN CENTURY
                              VARIABLE                                                               COLUMBIA FUNDS
                          PORTFOLIOS, INC.                                                         VARIABLE INSURANCE
                             (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                 TRUST I
                          ----------------  -------------------------------------------------  -------------------------
                                                                                                              COLUMBIA
                                                                                                 COLUMBIA     VARIABLE
                                            BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK     VARIABLE   PORTFOLIO --
                                              BASIC       GLOBAL     LARGE CAP       VALUE     PORTFOLIO --    MARSICO
                             VP             VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   MARSICO    INTERNATIONAL
                          ULTRA(R) VP VALUE  FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --     GROWTH    OPPORTUNITIES
                          FUND --  FUND --  CLASS III   CLASS III    CLASS III     CLASS III     FUND --       FUND --
                          CLASS I  CLASS I    SHARES      SHARES       SHARES       SHARES       CLASS 1       CLASS 2
                          -------- -------- ---------- ------------ ------------ ------------- ------------ -------------



                                                           YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    --   21,492    11,569     1,901,071      1,869         1,141         9,905        60,417
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   6,842   16,731    13,135     1,569,943      4,887         8,493        52,913       127,030
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net investment income
  (expense)..............  (6,842)   4,761    (1,566)      331,128     (3,018)       (7,352)      (43,008)      (66,613)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   8,162  (19,158)  (10,955)      842,366     11,181       (54,364)      208,870       (14,396)
   Change in unrealized
     appreciation
     (depreciation)......  (2,620)   8,976   (19,115)   (7,670,919)    (5,406)       46,450      (291,470)   (1,314,619)
   Capital gain
     distributions.......      --       --        --     2,055,504        642            --            --            --
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   5,542  (10,182)  (30,070)   (4,773,049)     6,417        (7,914)      (82,600)   (1,329,015)
                          -------  -------   -------    ----------     ------       -------      --------    ----------
Increase (decrease) in
  net assets from
  operations............. $(1,300)  (5,421)  (31,636)   (4,441,921)     3,399       (15,266)     (125,608)   (1,395,628)
                          =======  =======   =======    ==========     ======       =======      ========    ==========



                           DWS VARIABLE SERIES II
                          ------------------------

                                           DWS
                              DWS         DREMAN
                            CAPITAL     SMALL MID
                             GROWTH     CAP VALUE
                             VIP --       VIP --
                            CLASS B      CLASS B
                             SHARES       SHARES
                          ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO   YEAR ENDED
                          DECEMBER 31, DECEMBER 31,
                              2011         2011
                          ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --        5,901
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       881       13,814
                            -------      -------
Net investment income
  (expense)..............      (881)      (7,913)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (559)     (26,186)
   Change in unrealized
     appreciation
     (depreciation)......    (9,023)     (39,570)
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (9,582)     (65,756)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   (10,463)     (73,669)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                           DWS VARIABLE SERIES II (CONTINUED)                  DREYFUS
                          -----------------------------------  -------------------------
                                                                 DREYFUS
                                                                INVESTMENT
                                                                PORTFOLIOS    DREYFUS
                              DWS          DWS         DWS        MIDCAP      VARIABLE
                           LARGE CAP    STRATEGIC   TECHNOLOGY    STOCK      INVESTMENT
                          VALUE VIP -- VALUE VIP --   VIP --   PORTFOLIO --   FUND --
                            CLASS B      CLASS B     CLASS B     INITIAL    MONEY MARKET
                             SHARES       SHARES      SHARES      SHARES     PORTFOLIO
                          ------------ ------------ ---------- ------------ ------------
                          PERIOD FROM
                          APRIL 29 TO        PERIOD FROM
                          DECEMBER 31,      JANUARY 1 TO
                              2011         APRIL 29, 2011
                          ------------ ----------------------  -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --        5,933         --         571           70
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      4,778        2,579        494       1,717       22,097
                            --------     --------    -------      ------      -------
Net investment income
  (expense)..............     (4,778)       3,354       (494)     (1,146)     (22,027)
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (3,494)    (120,621)    28,250        (373)          --
   Change in unrealized
     appreciation
     (depreciation)......    (35,234)     154,215    (22,022)        828           --
   Capital gain
     distributions.......         --           --         --          --           --
                            --------     --------    -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (38,728)      33,594      6,228         455           --
                            --------     --------    -------      ------      -------
Increase (decrease) in
  net assets from
  operations.............   $(43,506)      36,948      5,734        (691)     (22,027)
                            ========     ========    =======      ======      =======

                                         EATON VANCE
                                        VARIABLE TRUST     FEDERATED INSURANCE SERIES
                          ------------- -------------- ---------------------------------
                               THE
                             DREYFUS                                FEDERATED  FEDERATED
                            SOCIALLY                    FEDERATED      HIGH       HIGH
                           RESPONSIBLE                   CAPITAL      INCOME     INCOME
                             GROWTH                    APPRECIATION    BOND       BOND
                          FUND, INC. --       VT        FUND II --  FUND II -- FUND II --
                             INITIAL    FLOATING-RATE    PRIMARY     PRIMARY    SERVICE
                             SHARES      INCOME FUND      SHARES      SHARES     SHARES
                          ------------- -------------- ------------ ---------- ----------



                               YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,706         260,208          559       2,257     402,897
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,681          97,031        1,117         269      69,101
                             ------        --------       ------      ------    --------
Net investment income
  (expense)..............    (1,975)        163,177         (558)      1,988     333,796
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    11,476          38,379        1,699        (875)      1,495
   Change in unrealized
     appreciation
     (depreciation)......    (9,797)       (129,946)      (6,329)       (268)   (185,496)
   Capital gain
     distributions.......        --              --           --          --          --
                             ------        --------       ------      ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........     1,679         (91,567)      (4,630)     (1,143)   (184,001)
                             ------        --------       ------      ------    --------
Increase (decrease) in
  net assets from
  operations.............      (296)         71,610       (5,188)        845     149,795
                             ======        ========       ======      ======    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            FEDERATED INSURANCE
                            SERIES (CONTINUED)                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------------------  -------------------------------------------------------------------------------
                                                                                                                         VIP
                                                      VIP          VIP                                                 DYNAMIC
                           FEDERATED                 ASSET        ASSET         VIP           VIP           VIP        CAPITAL
                            KAUFMANN   FEDERATED  MANAGER/SM/  MANAGER/SM/    BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                           FUND II --   MANAGED   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    VOLATILITY   INITIAL      SERVICE      SERVICE       INITIAL       SERVICE      SERVICE
                             SHARES     FUND II      CLASS       CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                          -----------  ---------- ------------ ------------ ------------ ------------- ------------- ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    75,422     4,473       4,271       13,678       207,980        9,572       149,228           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     145,443     1,501       2,432       11,956       236,439       13,867       323,105        4,905
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net investment income
  (expense)..............     (70,021)    2,972       1,839        1,722       (28,459)      (4,295)     (173,877)      (4,905)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     272,409    (5,872)        (50)      10,036       258,132       (7,890)     (362,486)      (2,477)
   Change in unrealized
     appreciation
     (depreciation)......  (1,480,159)    6,706      (8,565)     (31,934)     (882,774)     (20,747)     (228,753)      (6,512)
   Capital gain
     distributions.......          --        --          --           --            --           --            --           --
                          -----------    ------      ------      -------      --------      -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,207,750)      834      (8,615)     (21,898)     (624,642)     (28,637)     (591,239)      (8,989)
                          -----------    ------      ------      -------      --------      -------      --------      -------
Increase (decrease) in
  net assets from
  operations............. $(1,277,771)    3,806      (6,776)     (20,176)     (653,101)     (32,932)     (765,116)     (13,894)
                          ===========    ======      ======      =======      ========      =======      ========      =======


                          -------------------------

                              VIP          VIP
                            EQUITY-      EQUITY-
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    10,098      104,797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     6,262       78,404
                            -------      -------
Net investment income
  (expense)..............     3,836       26,393
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (20,439)     (84,671)
   Change in unrealized
     appreciation
     (depreciation)......    18,531       29,402
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    (1,908)     (55,269)
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............     1,928      (28,876)
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------
                              VIP          VIP           VIP                                    VIP
                            GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                             CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 3,826       20,467          214         3,002        5,489       75,305         15,151
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,058       21,385        1,974         6,087       18,742       30,239        135,520
                            -------       ------       ------        ------      -------      -------     ----------
Net investment income
  (expense)..............       768         (918)      (1,760)       (3,085)     (13,253)      45,066       (120,369)
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,157)      (6,643)       1,226        (6,604)      58,554       14,930        266,892
   Change in unrealized
     appreciation
     (depreciation)......     1,119       10,725        2,848         5,794      (59,941)      12,133     (1,198,869)
   Capital gain
     distributions.......        --           --           --            --           --       31,719             --
                            -------       ------       ------        ------      -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........       (38)       4,082        4,074          (810)      (1,387)      58,782       (931,977)
                            -------       ------       ------        ------      -------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $   730        3,164        2,314        (3,895)     (14,640)     103,848     (1,052,346)
                            =======       ======       ======        ======      =======      =======     ==========

                                                     FRANKLIN
                                                    TEMPLETON
                                                     VARIABLE
                                                    INSURANCE
                                                     PRODUCTS
                                                      TRUST
                          ------------------------- ----------
                                           VIP       FRANKLIN
                              VIP         VALUE       INCOME
                            OVERSEAS    STRATEGIES  SECURITIES
                          PORTFOLIO -- PORTFOLIO --  FUND --
                            INITIAL      SERVICE     CLASS 2
                             CLASS       CLASS 2      SHARES
                          ------------ ------------ ----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,109        2,408     5,755,996
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,719        5,147     1,930,757
                            -------      -------    ----------
Net investment income
  (expense)..............       390       (2,739)    3,825,239
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,081)      (7,378)     (932,333)
   Change in unrealized
     appreciation
     (depreciation)......   (36,157)     (25,001)   (2,397,759)
   Capital gain
     distributions.......        --           --            --
                            -------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (37,238)     (32,379)   (3,330,092)
                            -------      -------    ----------
Increase (decrease) in
  net assets from
  operations.............   (36,848)     (35,118)      495,147
                            =======      =======    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          -----------------------------------------------------------------------------
                                       FRANKLIN
                           FRANKLIN   TEMPLETON                                    TEMPLETON
                          LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                            GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                          SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                           FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                           CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                            SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                          ---------- ------------ ---------- ---------- ---------- ---------- ----------
                                                                    YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  3,152       2,866     267,237       773      50,503     3,688      33,537
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     7,286     328,811     187,888       565      48,481       911      40,865
                           --------    --------    --------    ------    --------    ------    --------
Net investment income
  (expense)..............    (4,134)   (325,945)     79,349       208       2,022     2,777      (7,328)
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (9,253)    (25,588)    165,020      (126)    (21,571)      169     (30,116)
   Change in unrealized
     appreciation
     (depreciation)......    (7,888)   (216,129)   (518,957)   (4,873)   (330,669)   (4,577)   (153,813)
   Capital gain
     distributions.......        --          --          --        --          --       360          --
                           --------    --------    --------    ------    --------    ------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (17,141)   (241,717)   (353,937)   (4,999)   (352,240)   (4,048)   (183,929)
                           --------    --------    --------    ------    --------    ------    --------
Increase (decrease) in
  net assets from
  operations.............  $(21,275)   (567,662)   (274,588)   (4,791)   (350,218)   (1,271)   (191,257)
                           ========    ========    ========    ======    ========    ======    ========

                             GE INVESTMENTS FUNDS, INC.
                          --------------------------------



                          CORE VALUE          INTERNATIONAL
                            EQUITY   INCOME      EQUITY
                           FUND --   FUND --     FUND --
                           CLASS 1   CLASS 1     CLASS 1
                            SHARES   SHARES      SHARES
                          ---------- -------  -------------

                          ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    9,640    75,118         427
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   18,935    30,446         885
                           -------   -------     -------
Net investment income
  (expense)..............   (9,295)   44,672        (458)
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    6,706   (11,833)    (13,799)
   Change in unrealized
     appreciation
     (depreciation)......  (29,903)   71,753       1,728
   Capital gain
     distributions.......       --        --          --
                           -------   -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  (23,197)   59,920     (12,071)
                           -------   -------     -------
Increase (decrease) in
  net assets from
  operations.............  (32,492)  104,592     (12,529)
                           =======   =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                        GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                               PREMIER     REAL
                           MID-CAP             GROWTH     ESTATE              SMALL-CAP
                           EQUITY              EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                           FUND --    MONEY    FUND --   FUND --               FUND --    FUND --      FUND --      FUND --
                           CLASS 1    MARKET   CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3      CLASS 1
                           SHARES      FUND    SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES      SHARES
                          ---------  --------  -------  ---------- ---------- --------- ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   2,715        --    1,799    57,974     229,968         6     267,298     1,730,651      6,676
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    38,363   213,300   15,337    76,739     218,843    40,758     265,613     2,312,505     14,292
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net investment income
  (expense)..............   (35,648) (213,300) (13,538)  (18,765)     11,125   (40,752)      1,685      (581,854)    (7,616)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    51,766        --   13,193   176,787     306,429    48,894      44,511      (641,192)       832
   Change in unrealized
     appreciation
     (depreciation)......  (407,811)       --   (6,342)  244,888    (290,286)   44,079    (755,448)   (4,597,273)   (29,172)
   Capital gain
     distributions.......   157,640        --       --        --          --        --          --            --         --
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  (198,405)       --    6,851   421,675      16,143    92,973    (710,937)   (5,238,465)   (28,340)
                          ---------  --------  -------   -------    --------   -------    --------    ----------    -------
Increase (decrease) in
  net assets from
  operations............. $(234,053) (213,300)  (6,687)  402,910      27,268    52,221    (709,252)   (5,820,319)   (35,956)
                          =========  ========  =======   =======    ========   =======    ========    ==========    =======

                          GENWORTH
                          VARIABLE
                          INSURANCE
                            TRUST
                          ---------
                          GENWORTH
                           CALAMOS
                           GROWTH
                           FUND --
                           SERVICE
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   39,135
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   45,139
                          --------
Net investment income
  (expense)..............   (6,004)
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  157,103
   Change in unrealized
     appreciation
     (depreciation)...... (594,563)
   Capital gain
     distributions.......  240,402
                          --------
Net realized and
  unrealized gain (loss)
  on investments......... (197,058)
                          --------
Increase (decrease) in
  net assets from
  operations............. (203,062)
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                            GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------------
                                                              GENWORTH
                                                              GOLDMAN
                                                               SACHS     GENWORTH
                                                              ENHANCED  LEGG MASON               GENWORTH
                          GENWORTH   GENWORTH     GENWORTH      CORE    CLEARBRIDGE  GENWORTH   PYRAMIS(R)
                          DAVIS NY  EATON VANCE   ENHANCED      BOND    AGGRESSIVE    PIMCO     SMALL/MID
                          VENTURE    LARGE CAP  INTERNATIONAL  INDEX      GROWTH    STOCKSPLUS   CAP CORE
                          FUND --   VALUE FUND  INDEX FUND -- FUND --     FUND --    FUND --     FUND --
                          SERVICE   -- SERVICE     SERVICE    SERVICE     SERVICE    SERVICE     SERVICE
                           SHARES     SHARES       SHARES      SHARES     SHARES      SHARES      SHARES
                          --------  ----------- ------------- --------- ----------- ----------  ----------
                                                                      YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  3,725     97,160        9,515      441,480    15,093    1,543,518     455,198
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    9,206    124,042        8,726      390,469   113,752      446,965     112,757
                          --------   --------      -------    ---------  --------   ----------  ----------
Net investment income
  (expense)..............   (5,481)   (26,882)         789       51,011   (98,659)   1,096,553     342,441
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   25,853    126,404        5,574       30,744   170,230      426,829     318,242
   Change in unrealized
     appreciation
     (depreciation)......  (51,491)  (670,489)     (87,564)     994,385  (393,707)  (2,359,512) (1,998,654)
   Capital gain
     distributions.......       --    112,527           --           --   419,185    1,062,501     845,278
                          --------   --------      -------    ---------  --------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (25,638)  (431,558)     (81,990)   1,025,129   195,708     (870,182)   (835,134)
                          --------   --------      -------    ---------  --------   ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $(31,119)  (458,440)     (81,201)   1,076,140    97,049      226,371    (492,693)
                          ========   ========      =======    =========  ========   ==========  ==========

                              GOLDMAN SACHS        JPMORGAN
                            VARIABLE INSURANCE    INSURANCE
                                  TRUST             TRUST
                          ---------------------  ------------



                             GOLDMAN
                              SACHS                JPMORGAN
                            LARGE CAP   GOLDMAN   INSURANCE
                              VALUE      SACHS    TRUST CORE
                             FUND --    MID CAP      BOND
                          INSTITUTIONAL  VALUE   PORTFOLIO --
                             SHARES      FUND      CLASS 1
                          ------------- -------  ------------

                          ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,073       5,626    321,191
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,211      12,165     98,686
                             ------     -------    -------
Net investment income
  (expense)..............      (138)     (6,539)   222,505
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (151)     (6,374)    69,388
   Change in unrealized
     appreciation
     (depreciation)......    (7,019)    (48,161)    21,866
   Capital gain
     distributions.......        --          --         --
                             ------     -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (7,170)    (54,535)    91,254
                             ------     -------    -------
Increase (decrease) in
  net assets from
  operations.............    (7,308)    (61,074)   313,759
                             ======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST         TRUST        TRUST        TRUST      TRUST MID    INSURANCE      TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID       CAP       TRUST MID    SMALL CAP
                             INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ------------ ------------ ------------
                                                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 33,792        2,371        4,838        4,413           --        23,118         372
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     36,131        2,034        8,933        9,744        9,902        26,232       4,689
                            --------      -------       ------      -------      -------      --------     -------
Net investment income
  (expense)..............     (2,339)         337       (4,095)      (5,331)      (9,902)       (3,114)     (4,317)
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     31,832        7,602       10,906       11,332       33,975       178,577      23,252
   Change in unrealized
     appreciation
     (depreciation)......    (28,217)     (25,145)      (3,637)     (17,269)     (57,153)     (166,454)    (34,220)
   Capital gain
     distributions.......         --           --           --           --           --            --          --
                            --------      -------       ------      -------      -------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments.........      3,615      (17,543)       7,269       (5,937)     (23,178)       12,123     (10,968)
                            --------      -------       ------      -------      -------      --------     -------
Increase (decrease) in
  net assets from
  operations.............   $  1,276      (17,206)       3,174      (11,268)     (33,080)        9,009     (15,285)
                            ========      =======       ======      =======      =======      ========     =======

                                           JANUS ASPEN SERIES
                          ------------ -------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    25,268        34,599        347,359
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    39,156        18,813        266,841
                            -------      --------     ----------
Net investment income
  (expense)..............   (13,888)       15,786         80,518
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,868        33,968        141,761
   Change in unrealized
     appreciation
     (depreciation)......   (89,128)     (106,219)    (1,005,012)
   Capital gain
     distributions.......        --        66,636        711,936
                            -------      --------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (59,260)       (5,615)      (151,315)
                            -------      --------     ----------
Increase (decrease) in
  net assets from
  operations.............   (73,148)       10,171        (70,797)
                            =======      ========     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                  GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --           --        5,248          3,475        20,999          --         2,500
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     12,392        1,870          994         14,644       137,916         174         7,278
                            --------      -------       ------       --------      --------      ------       -------
Net investment income
  (expense)..............    (12,392)      (1,870)       4,254        (11,169)     (116,917)       (174)       (4,778)
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (16,675)      36,475          664         85,471       192,565       1,149       (31,212)
   Change in unrealized
     appreciation
     (depreciation)......     14,661      (34,824)      (2,823)      (152,973)     (765,312)     (1,910)        8,086
   Capital gain
     distributions.......         --           --        1,474             --            --          --            --
                            --------      -------       ------       --------      --------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,014)       1,651         (685)       (67,502)     (572,747)       (761)      (23,126)
                            --------      -------       ------       --------      --------      ------       -------
Increase (decrease) in
  net assets from
  operations.............   $(14,406)        (219)       3,569        (78,671)     (689,664)       (935)      (27,904)
                            ========      =======       ======       ========      ========      ======       =======

                          ---------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       393         2,525         2,718
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,377         7,587        11,544
                             ------      --------      --------
Net investment income
  (expense)..............      (984)       (5,062)       (8,826)
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       711         7,695       123,462
   Change in unrealized
     appreciation
     (depreciation)......    (6,017)     (212,073)     (392,239)
   Capital gain
     distributions.......        --         5,267         7,148
                             ------      --------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,306)     (199,111)     (261,629)
                             ------      --------      --------
Increase (decrease) in
  net assets from
  operations.............    (6,290)     (204,173)     (270,455)
                             ======      ========      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                              JANUS ASPEN SERIES
                                 (CONTINUED)                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          -------------------------  ----------------------------------------------------------------
                                                                   LEGG MASON   LEGG MASON   LEGG MASON
                                                      LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON
                                                     CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE
                                                       VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE
                            WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP
                          PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER       VALUE        VALUE
                          INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES        SHARES      CLASS II     CLASS I      CLASS II     CLASS I      CLASS I
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  2,927          936           --         190        17,452        4,017         797
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      8,130        3,204       10,370          87        11,368        5,112         515
                            --------      -------      -------        ----       -------      -------       -----
Net investment income
  (expense)..............     (5,203)      (2,268)     (10,370)        103         6,084       (1,095)        282
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (55,558)       8,833       16,712        (480)      (16,778)      (8,443)        238
   Change in unrealized
     appreciation
     (depreciation)......    (17,293)     (36,221)        (512)        752        41,471      (11,921)        809
   Capital gain
     distributions.......         --           --           --          --            --           --          --
                            --------      -------      -------        ----       -------      -------       -----
Net realized and
  unrealized gain (loss)
  on investments.........    (72,851)     (27,388)      16,200         272        24,693      (20,364)      1,047
                            --------      -------      -------        ----       -------      -------       -----
Increase (decrease) in
  net assets from
  operations.............   $(78,054)     (29,656)       5,830         375        30,777      (21,459)      1,329
                            ========      =======      =======        ====       =======      =======       =====

                           LEGG MASON
                            PARTNERS
                            VARIABLE        MFS(R) VARIABLE
                          INCOME TRUST      INSURANCE TRUST
                          ------------- ----------------------

                           LEGG MASON                  MFS(R)
                          WESTERN ASSET    MFS(R)     INVESTORS
                            VARIABLE      INVESTORS     TRUST
                            STRATEGIC   GROWTH STOCK  SERIES --
                              BOND        SERIES --    SERVICE
                          PORTFOLIO --  SERVICE CLASS   CLASS
                             CLASS I       SHARES      SHARES
                          ------------- ------------- ---------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,603          3,238       7,609
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       639         20,419      16,890
                              -----        -------     -------
Net investment income
  (expense)..............       964        (17,181)     (9,281)
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (13)        65,935      43,436
   Change in unrealized
     appreciation
     (depreciation)......     1,442        (59,878)    (69,731)
   Capital gain
     distributions.......        --             --          --
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     1,429          6,057     (26,295)
                              -----        -------     -------
Increase (decrease) in
  net assets from
  operations.............     2,393        (11,124)    (35,576)
                              =====        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ----------------------------------------
                           MFS(R)        MFS(R)    MFS(R)
                             NEW        STRATEGIC   TOTAL    MFS(R)
                          DISCOVERY      INCOME    RETURN   UTILITIES
                          SERIES --     SERIES -- SERIES -- SERIES --
                           SERVICE       SERVICE   SERVICE   SERVICE
                            CLASS         CLASS     CLASS     CLASS
                           SHARES        SHARES    SHARES    SHARES
                          ---------     --------- --------- ---------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      --      27,462    317,763   111,928
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,946       7,944    254,476    59,352
                          ---------      ------   --------   -------
Net investment income
  (expense)..............   (10,946)     19,518     63,287    52,576
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    81,105       2,640      5,053    96,718
   Change in unrealized
     appreciation
     (depreciation)......  (221,723)     (6,714)  (109,133)   41,775
   Capital gain
     distributions.......    83,955          --         --        --
                          ---------      ------   --------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   (56,663)     (4,074)  (104,080)  138,493
                          ---------      ------   --------   -------
Increase (decrease) in
  net assets from
  operations............. $ (67,609)     15,444    (40,793)  191,069
                          =========      ======   ========   =======

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ------------------------------------------------------------------------

                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- -----------
                          YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     6,369     137,398         848        3,274       21,989      148,819
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,713     128,145       3,297       44,786        4,845      224,557
                            -------    --------      ------      -------      -------   ----------
Net investment income
  (expense)..............     2,656       9,253      (2,449)     (41,512)      17,144      (75,738)
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,201)   (163,891)        888       60,457      (24,198)     508,669
   Change in unrealized
     appreciation
     (depreciation)......     7,452      58,079      (4,265)     (96,926)      30,039   (1,698,118)
   Capital gain
     distributions.......        --          --          --           --           --           --
                            -------    --------      ------      -------      -------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (3,749)   (105,812)     (3,377)     (36,469)       5,841   (1,189,449)
                            -------    --------      ------      -------      -------   ----------
Increase (decrease) in
  net assets from
  operations.............    (1,093)    (96,559)     (5,826)     (77,981)      22,985   (1,265,187)
                            =======    ========      ======      =======      =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------  ------------
                                                   OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   MAIN STREET   SMALL- &    SMALL- &
                          OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                          HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                          NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                            SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                          ----------- ----------- ------------- ----------- ----------- ------------
                                                              YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  4,552      175,688       68,778         --          --       123,944
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       694      504,191      293,220      3,107       3,717        24,326
                           --------   ----------   ----------     ------      ------      --------
Net investment income
  (expense)..............     3,858     (328,503)    (224,442)    (3,107)     (3,717)       99,618
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,344)   1,071,181      812,189     (9,018)      7,329         2,654
   Change in unrealized
     appreciation
     (depreciation)......     5,743   (1,289,447)  (1,078,447)    14,342      (3,278)     (102,963)
   Capital gain
     distributions.......        --           --           --         --          --            --
                           --------   ----------   ----------     ------      ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,601)    (218,266)    (266,258)     5,324       4,051      (100,309)
                           --------   ----------   ----------     ------      ------      --------
Increase (decrease) in
  net assets from
  operations.............  $ (1,743)    (546,769)    (490,700)     2,217         334          (691)
                           ========   ==========   ==========     ======      ======      ========

                                   PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------
                           FOREIGN BOND
                            PORTFOLIO                      LONG-TERM
                           (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE
                              CLASS          CLASS           CLASS          CLASS
                              SHARES         SHARES         SHARES          SHARES
                          -------------- -------------- --------------- --------------

                          ------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,140          800,587         182,537        612,040
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,681          192,162         103,536        615,696
                              -----         --------       ---------       --------
Net investment income
  (expense)..............       459          608,425          79,001         (3,656)
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       540          154,637         103,795        167,743
   Change in unrealized
     appreciation
     (depreciation)......     2,780         (566,885)      1,192,760       (370,992)
   Capital gain
     distributions.......       950               --         138,583             --
                              -----         --------       ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........     4,270         (412,248)      1,435,138       (203,249)
                              -----         --------       ---------       --------
Increase (decrease) in
  net assets from
  operations.............     4,729          196,177       1,514,139       (206,905)
                              =====         ========       =========       ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       PIMCO
                                      VARIABLE
                                     INSURANCE       RYDEX
                                       TRUST       VARIABLE
                                    (CONTINUED)      TRUST      THE ALGER PORTFOLIOS           THE PRUDENTIAL SERIES FUND
                                   -------------- ----------- ------------------------  ----------------------------------------
                                                                 ALGER        ALGER       JENNISON
                                    TOTAL RETURN               LARGE CAP    SMALL CAP      20/20                       NATURAL
                                    PORTFOLIO --                 GROWTH       GROWTH       FOCUS                      RESOURCES
                                   ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    JENNISON     PORTFOLIO --
                                       CLASS        NASDAQ-    CLASS I-2    CLASS I-2     CLASS II    PORTFOLIO --     CLASS II
                                       SHARES     100(R) FUND    SHARES       SHARES       SHARES    CLASS II SHARES    SHARES
                                   -------------- ----------- ------------ ------------ ------------ --------------- ------------
                                                                           YEAR ENDED DECEMBER 31, 2011
                                   ----------------------------------------------------------------------------------------------
Investment income and
  expense:

     Income -- Ordinary dividends.   $1,384,660          --       2,046           --            --           --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      851,152      10,189       2,849        2,827        19,192        1,709           61,654
                                     ----------    --------      ------      -------      --------       ------       ----------
Net investment income
  (expense).......................      533,508     (10,189)       (803)      (2,827)      (19,192)      (1,709)         (61,654)
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      723,664     130,151      (1,131)      32,851       108,082        2,694          333,667
   Change in unrealized
     appreciation
     (depreciation)...............     (887,625)   (106,267)     (1,424)     (31,580)     (133,956)      (3,856)      (1,111,388)
   Capital gain
     distributions................      710,488          --          --           --            --           --               --
                                     ----------    --------      ------      -------      --------       ------       ----------
Net realized and
  unrealized gain (loss)
  on investments..................      546,527      23,884      (2,555)       1,271       (25,874)      (1,162)        (777,721)
                                     ----------    --------      ------      -------      --------       ------       ----------
Increase (decrease) in
  net assets from
  operations......................   $1,080,035      13,695      (3,358)      (1,556)      (45,066)      (2,871)        (839,375)
                                     ==========    ========      ======      =======      ========       ======       ==========



                                    WELLS FARGO
                                   VARIABLE TRUST
                                   --------------
                                    WELLS FARGO
                                     ADVANTAGE
                                      VT OMEGA
                                       GROWTH
                                      FUND --
                                      CLASS 2
                                   --------------

                                   --------------
Investment income and
  expense:

     Income -- Ordinary dividends.         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)............      2,142
                                      -------
Net investment income
  (expense).......................     (2,142)
                                      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).......................      2,551
   Change in unrealized
     appreciation
     (depreciation)...............    (12,183)
   Capital gain
     distributions................      1,103
                                      -------
Net realized and
  unrealized gain (loss)
  on investments..................     (8,529)
                                      -------
Increase (decrease) in
  net assets from
  operations......................    (10,671)
                                      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                  CONSOLIDATED TOTAL
                              --------------------------

                              ---------------------------
                                   2011          2010
                              -------------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   5,659,337    8,354,988
   Net realized gain
     (loss) on
     investments.............     7,234,897    3,367,943
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (40,926,899)  68,100,925
   Capital gain
     distribution............     6,832,707    4,499,752
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (21,199,958)  84,323,608
                              -------------  -----------
From capital
  transactions (note 4):
   Net premiums..............     7,618,456   33,918,629
   Death benefits............   (16,568,861) (11,355,128)
   Surrenders................   (89,181,189) (63,818,283)
   Administrative
     expenses................    (3,899,263)  (3,710,106)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (3,457,932)   8,150,777
                              -------------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (105,488,789) (36,814,111)
                              -------------  -----------
Increase (decrease) in
  net assets.................  (126,688,747)  47,509,497
Net assets at beginning
  of year....................   927,744,968  880,235,471
                              -------------  -----------
Net assets at end of year.... $ 801,056,221  927,744,968
                              =============  ===========
Change in units (note 5):
   Units purchased...........
   Units redeemed............

   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........

                                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              ------------------------------------------------------------------------------
                                                       INVESCO V.I.        INVESCO V.I.       INVESCO V.I.
                                  INVESCO V.I.      CAPITAL APPRECIATION    CORE EQUITY    GLOBAL REAL ESTATE
                               BASIC VALUE FUND --       FUND --              FUND --           FUND --
                                SERIES II SHARES     SERIES I SHARES      SERIES I SHARES   SERIES II SHARES
                              --------------------  -------------------  ----------------  -----------------
                                            YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------
                                 2011       2010      2011       2010      2011     2010     2011     2010
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (11,749)   (15,576)   (5,062)   (3,168)   (4,017)  (3,716)   7,986    11,513
   Net realized gain
     (loss) on
     investments.............  (106,105)  (110,941)   (4,391)   (8,732)    7,108    2,117   (2,433)  (49,598)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    51,943    194,344   (19,225)   60,495   (14,025)  53,223  (35,596)   79,721
   Capital gain
     distribution............        --         --        --        --        --       --       --        --
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   (65,911)    67,827   (28,678)   48,595   (10,934)  51,624  (30,043)   41,636
                              ---------  ---------  --------   -------   -------  -------  -------  --------
From capital
  transactions (note 4):
   Net premiums..............     5,898      7,448       212     1,959     1,795    6,133      403        70
   Death benefits............        --         --     2,625        --        --    1,846   (4,030)   (5,163)
   Surrenders................  (151,691)  (146,988) (111,127)  (42,344)  (28,843) (70,705) (16,029)  (26,087)
   Administrative
     expenses................    (1,110)    (1,076)     (296)     (275)   (2,109)  (1,851)    (202)     (214)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (103,353)    (2,760)   (4,584)      663     8,054   58,301    1,294  (177,893)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,256)  (143,376) (113,170)  (39,997)  (21,103)  (6,276) (18,564) (209,287)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Increase (decrease) in
  net assets.................  (316,167)   (75,549) (141,848)    8,598   (32,037)  45,348  (48,607) (167,651)
Net assets at beginning
  of year.................... 1,309,864  1,385,413   397,210   388,612   694,451  649,103  392,791   560,442
                              ---------  ---------  --------   -------   -------  -------  -------  --------
Net assets at end of year....   993,697  1,309,864   255,362   397,210   662,414  694,451  344,184   392,791
                              =========  =========  ========   =======   =======  =======  =======  ========
Change in units (note 5):
   Units purchased...........     5,203     11,017     1,082     1,416     4,469   15,236    3,987    91,754
   Units redeemed............   (28,951)   (24,542)  (13,913)   (6,300)   (6,530) (15,069)  (5,696) (119,627)
                              ---------  ---------  --------   -------   -------  -------  -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (23,748)   (13,525)  (12,831)   (4,884)   (2,061)     167   (1,709)  (27,873)
                              =========  =========  ========   =======   =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE
                               FUNDS) (CONTINUED)
                        ---------------------------------

                                                                                                        INVESCO VAN KAMPEN
                                              INVESCO V.I. INTERNATIONAL         INVESCO V.I. LARGE        V.I. CAPITAL
                                                    GROWTH FUND --               CAP GROWTH FUND --       GROWTH FUND --
                                                   SERIES II SHARES                SERIES I SHARES       SERIES I SHARES
                                          ---------------------------------   ------------------------  ------------------
                                                                              PERIOD FROM                  PERIOD FROM
                                                YEAR ENDED DECEMBER 31,       JANUARY 1 TO  YEAR ENDED     APRIL 29 TO
                                          ---------------------------------    APRIL 29,   DECEMBER 31,    DECEMBER 31,
                                                   2011              2010         2011         2010            2011
                                          ----------------------  ----------  ------------ ------------ ------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........              $(31,818)       1,742        (431)     (1,363)         (1,326)
  Net realized gain (loss) on
   investments...........................                151,731    (103,929)     25,139      (9,579)           (502)
  Change in unrealized appreciation
   (depreciation) on investments.........              (693,974)     670,653     (13,940)     30,194         (18,335)
  Capital gain distribution..............                     --          --          --          --              --
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from operations.....................              (574,061)     568,466      10,768      19,252         (20,163)
                                          ----------------------  ----------    --------     -------         -------
From capital transactions (note 4):
  Net premiums...........................                 63,697     574,499          --          --           1,103
  Death benefits.........................                (3,097)     (18,039)         --          --              --
  Surrenders.............................            (1,150,132)    (298,726)     (9,523)    (23,346)         (2,847)
  Administrative expenses................               (39,916)     (38,255)        (15)       (225)           (173)
  Transfers between subaccounts
   (including fixed account), net........              1,073,871  (1,821,806)   (129,910)    (74,552)        139,817
                                          ----------------------  ----------    --------     -------         -------
    Increase (decrease) in net assets
     from capital transactions...........               (55,577)  (1,602,327)   (139,448)    (98,123)        137,900
                                          ----------------------  ----------    --------     -------         -------
Increase (decrease) in net assets........              (629,638)  (1,033,861)   (128,680)    (78,871)        117,737
Net assets at beginning of year..........              7,083,128   8,116,989     128,680     207,551              --
                                          ----------------------  ----------    --------     -------         -------
Net assets at end of year................             $6,453,490   7,083,128          --     128,680         117,737
                                          ======================  ==========    ========     =======         =======
Change in units (note 5):
  Units purchased........................                170,667     621,836       1,602       8,735          14,149
  Units redeemed.........................              (177,698)    (824,681)    (14,360)    (19,736)           (358)
                                          ----------------------  ----------    --------     -------         -------
  Net increase (decrease) in units from
   capital transactions with contract
   owners................................                (7,031)    (202,845)    (12,758)    (11,001)         13,791
                                          ======================  ==========    ========     =======         =======

                                                                                  INVESCO VAN
                                    INVESCO VAN KAMPEN      INVESCO VAN           KAMPEN V.I.
    INVESCO V.I. INTERNATIONAL         V.I. CAPITAL    KAMPEN V.I. COMSTOCK    EQUITY AND INCOME
          GROWTH FUND --              GROWTH FUND --          FUND --               FUND --
         SERIES II SHARES            SERIES II SHARES    SERIES II SHARES      SERIES II SHARES
---------------------------------   -----------------  --------------------  --------------------

      YEAR ENDED DECEMBER 31,                          YEAR ENDED DECEMBER 31,
---------------------------------   -------------------------------------------------------------
         2011             2011      2010      2011       2010       2011       2010
----------------------  --------  -------  ---------  ---------  ---------  ---------


             $(31,818)    (3,947)  (5,423)    (4,421)   (44,124)    (6,081)    (2,813)

               151,731    38,529    2,312      2,498    (79,159)   (11,034)    (7,124)

             (693,974)   (47,071)  60,932    (88,481)   547,448    (49,374)   149,391
                    --        --       --         --         --         --         --
----------------------  --------  -------  ---------  ---------  ---------  ---------

             (574,061)   (12,489)  57,821    (90,404)   424,165    (66,489)   139,454
----------------------  --------  -------  ---------  ---------  ---------  ---------

                63,697       300      860        520     31,186        533     15,944
               (3,097)        --     (613)    (1,851)     1,744         --         --
           (1,150,132)   (97,805) (32,402)  (365,581)  (347,541)   (90,540)   (52,044)
              (39,916)      (259)    (204)    (5,875)    (5,736)    (4,771)    (4,596)

             1,073,871  (100,179)  (3,059)  (327,735)    30,324   (173,073)   207,846
----------------------  --------  -------  ---------  ---------  ---------  ---------

              (55,577)  (197,943) (35,418)  (700,522)  (290,023)  (267,851)   167,150
----------------------  --------  -------  ---------  ---------  ---------  ---------
             (629,638)  (210,432)  22,403   (790,926)   134,142   (334,340)   306,604
             7,083,128   375,870  353,467  3,298,772  3,164,630  1,716,904  1,410,300
----------------------  --------  -------  ---------  ---------  ---------  ---------
            $6,453,490   165,438  375,870  2,507,846  3,298,772  1,382,564  1,716,904
======================  ========  =======  =========  =========  =========  =========

               170,667     2,207    1,277      6,612    253,096     13,148     37,317
             (177,698)   (20,227)  (5,069)   (63,427)  (277,705)   (42,716)   (19,364)
----------------------  --------  -------  ---------  ---------  ---------  ---------


               (7,031)   (18,020)  (3,792)   (56,815)   (24,609)   (29,568)    17,953
======================  ========  =======  =========  =========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              -----------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                 BALANCED WEALTH      GLOBAL THEMATIC      GROWTH AND INCOME         INTERNATIONAL
                              STRATEGY PORTFOLIO --  GROWTH PORTFOLIO --      PORTFOLIO --        VALUE PORTFOLIO --
                                     CLASS B              CLASS B               CLASS B                 CLASS B
                              ---------------------  -----------------   ---------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2011        2010      2011       2010      2011       2010        2011        2010
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   32,768     53,006    (4,334)    1,941    (22,054)    (74,794)    246,275     123,713
   Net realized gain
     (loss) on
     investments.............     13,290    (45,786)   21,749     3,213   (154,507)   (327,157)     (4,813) (1,279,528)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (357,860)   529,685  (105,893)   59,372    371,265     858,082  (2,518,176)  1,763,785
   Capital gain
     distribution............         --         --        --        --         --          --          --          --
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (311,802)   536,905   (88,478)   64,526    194,704     456,131  (2,276,714)    607,970
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     33,419    144,776        --    11,246     23,552      16,591      98,091     489,121
   Death benefits............         --         --        --      (597)    (1,953)    (38,010)     (7,209)    (15,480)
   Surrenders................   (350,303)  (486,313) (114,814)  (40,429)  (811,978)   (455,754)   (655,235)   (405,353)
   Administrative
     expenses................    (48,534)   (47,783)   (1,211)     (947)    (4,597)     (4,411)    (56,820)    (44,082)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (27,741)    (8,547)  (69,412)  (22,280)   111,674    (949,276)    718,309     487,668
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (393,159)  (397,867) (185,437)  (53,007)  (683,302) (1,430,860)     97,136     511,874
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (704,961)   139,038  (273,915)   11,519   (488,598)   (974,729) (2,179,578)  1,119,844
Net assets at beginning
  of year....................  6,877,951  6,738,913   447,700   436,181  4,603,984   5,578,713  11,735,738  10,615,894
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
Net assets at end of year.... $6,172,990  6,877,951   173,785   447,700  4,115,386   4,603,984   9,556,160  11,735,738
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========
Change in units (note 5):
   Units purchased...........     30,219    561,615    14,021     2,902     58,066      98,124     453,480   2,204,276
   Units redeemed............    (74,431)  (608,550)  (27,672)   (6,504)  (125,467)   (272,618)   (368,950) (2,090,798)
                              ----------  ---------  --------   -------  ---------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (44,212)   (46,935)  (13,651)   (3,602)   (67,401)   (174,494)     84,530     113,478
                              ==========  =========  ========   =======  =========  ==========  ==========  ==========

                              --------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                               GROWTH PORTFOLIO --
                                     CLASS B
                              --------------------

                              --------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (20,452)   (17,288)
   Net realized gain
     (loss) on
     investments.............    17,683      6,036
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (68,309)   117,300
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (71,078)   106,048
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       183        183
   Death benefits............        --     (1,265)
   Surrenders................   (85,137)   (95,864)
   Administrative
     expenses................    (1,350)    (1,371)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (13,817)    26,792
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (100,121)   (71,525)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (171,199)    34,523
Net assets at beginning
  of year.................... 1,441,045  1,406,522
                              ---------  ---------
Net assets at end of year.... 1,269,846  1,441,045
                              =========  =========
Change in units (note 5):
   Units purchased...........     1,849     11,208
   Units redeemed............   (12,939)   (20,922)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,090)    (9,714)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              ALLIANCEBERNSTEIN
                              VARIABLE PRODUCTS
                              SERIES FUND, INC.
                                 (CONTINUED)
                              -----------------
                              ALLIANCEBERNSTEIN
                                  SMALL CAP
                              GROWTH PORTFOLIO --
                                   CLASS B
                              -----------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,638)   (3,680)
   Net realized gain
     (loss) on
     investments.............   25,556    17,632
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (19,249)   51,212
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,669    65,164
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      100     7,322
   Death benefits............       --        --
   Surrenders................  (42,868)  (43,903)
   Administrative
     expenses................     (907)     (889)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (3,645)  (33,060)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,320)  (70,530)
                              --------   -------
Increase (decrease) in
  net assets.................  (44,651)   (5,366)
Net assets at beginning
  of year....................  245,007   250,373
                              --------   -------
Net assets at end of year.... $200,356   245,007
                              ========   =======
Change in units (note 5):
   Units purchased...........    8,577     7,836
   Units redeemed............  (11,880)  (15,057)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,303)   (7,221)
                              ========   =======


                              AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ------------------------  -------------------------------------------------------

                                        VP                     VP                  VP                 VP
                               INFLATION PROTECTION      INCOME & GROWTH     INTERNATIONAL         ULTRA(R)
                                 FUND -- CLASS II        FUND -- CLASS I    FUND -- CLASS I     FUND -- CLASS I
                              ------------------------  ----------------  -------------------  ----------------
                                                 YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                 2011         2010        2011     2010     2011       2010      2011     2010
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    333,563       (8,853)     (260)    (359)   (3,533)     3,868   (6,842)  (4,149)
   Net realized gain
     (loss) on
     investments.............    347,377    1,028,030    (9,897) (12,880)    3,518   (200,924)   8,162  (24,887)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    523,361     (581,390)   22,092   89,338  (126,012)   245,764   (2,620)  84,505
   Capital gain
     distribution............    179,410           --        --       --        --         --       --       --
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  1,383,711      437,787    11,935   76,099  (126,027)    48,708   (1,300)  55,469
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    138,425    1,159,102       750       --     1,613        819       --       --
   Death benefits............    (34,083)     (42,735)       --       --   (15,914)   (20,920)      --       --
   Surrenders................   (924,664)    (716,242)  (51,465)  (4,798)  (69,811)   (67,248) (76,505) (18,283)
   Administrative
     expenses................    (82,371)     (80,560)     (350)    (321)     (778)      (856)    (642)    (509)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (1,466,655)  (6,350,801)  (44,658) (15,383)   64,389   (812,061)  12,355      792
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,369,348)  (6,031,236)  (95,723) (20,502)  (20,501)  (900,266) (64,792) (18,000)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Increase (decrease) in
  net assets.................   (985,637)  (5,593,449)  (83,788)  55,597  (146,528)  (851,558) (66,092)  37,469
Net assets at beginning
  of year.................... 14,542,386   20,135,835   694,881  639,284   999,772  1,851,330  444,919  407,450
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
Net assets at end of year.... 13,556,749   14,542,386   611,093  694,881   853,244    999,772  378,827  444,919
                              ==========   ==========   =======  =======  ========  =========  =======  =======
Change in units (note 5):
   Units purchased...........    192,600    1,522,212       300    1,819    17,370    297,208    3,584    9,855
   Units redeemed............   (387,319)  (2,073,855)   (7,063)  (3,532)  (17,238)  (398,119)  (8,551) (11,475)
                              ----------   ----------   -------  -------  --------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (194,719)    (551,643)   (6,763)  (1,713)      132   (100,911)  (4,967)  (1,620)
                              ==========   ==========   =======  =======  ========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS, INC.
                                   (CONTINUED)                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------------  --------------------------------------------------------------
                                                                                                       BLACKROCK
                                                         BLACKROCK BASIC      BLACKROCK GLOBAL         LARGE CAP
                                 VP VALUE FUND --       VALUE V.I. FUND -- ALLOCATION V.I. FUND -- GROWTH V.I. FUND --
                                     CLASS I             CLASS III SHARES     CLASS III SHARES     CLASS III SHARES
                              ------------------------  -----------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 2011          2010       2011      2010      2011        2010       2011      2010
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    4,761        6,692     (1,566)  (1,324)    331,128    (559,568)  (3,018)   (3,080)
   Net realized gain
     (loss) on
     investments.............    (19,158)     (31,508)   (10,955)  (3,245)    842,366      18,118   11,181     2,669
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      8,976      143,724    (19,115)  96,784  (7,670,919)  6,284,017   (5,406)   37,322
   Capital gain
     distribution............         --           --         --       --   2,055,504     506,539      642        --
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,421)     118,908    (31,636)  92,215  (4,441,921)  6,249,106    3,399    36,911
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............      1,018          374         --   15,000     842,524   5,065,783       --        --
   Death benefits............         --           --     (6,532)      --      (5,792)   (114,524)      --        --
   Surrenders................    (88,224)     (66,732)  (129,224) (30,134) (5,143,923) (2,314,766) (43,667)  (21,025)
   Administrative
     expenses................       (557)        (637)    (3,413)  (3,951)   (583,564)   (538,254)     (97)      (81)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (38,291)     (30,650)   (76,738)  (6,459)    213,007   3,019,739    8,288    27,244
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (126,054)     (97,645)  (215,907) (25,544) (4,677,748)  5,117,978  (35,476)    6,138
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (131,475)      21,263   (247,543)  66,671  (9,119,669) 11,367,084  (32,077)   43,049
Net assets at beginning
  of year....................  1,127,885    1,106,622    927,247  860,576  89,084,268  77,717,184  303,933   260,884
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
Net assets at end of year.... $  996,410    1,127,885    679,704  927,247  79,964,599  89,084,268  271,856   303,933
                               ==========   =========   ========  =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........        939        1,127     11,858   11,944     579,653   1,915,294    2,756     4,130
   Units redeemed............     (9,206)      (8,203)   (32,308) (16,018)   (973,347) (1,442,120)  (5,906)   (3,344)
                               ----------   ---------   --------  -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,267)      (7,076)   (20,450)  (4,074)   (393,694)    473,174   (3,150)      786
                               ==========   =========   ========  =======  ==========  ==========  =======   =======



                              -------------------
                                  BLACKROCK
                              VALUE OPPORTUNITIES
                                V.I. FUND --
                              CLASS III SHARES
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (7,352)   (6,013)
   Net realized gain
     (loss) on
     investments............. (54,364)  (55,635)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  46,450   187,566
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,266)  125,918
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     495    12,390
   Death benefits............      --        --
   Surrenders................ (97,255)  (40,074)
   Administrative
     expenses................  (2,540)   (2,370)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  19,088     7,578
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (80,212)  (22,476)
                              -------   -------
Increase (decrease) in
  net assets................. (95,478)  103,442
Net assets at beginning
  of year.................... 585,436   481,994
                              -------   -------
Net assets at end of year.... 489,958   585,436
                              =======   =======
Change in units (note 5):
   Units purchased...........   6,617    10,040
   Units redeemed............ (12,384)  (12,112)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,767)   (2,072)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                             DWS VARIABLE SERIES II
                             --------------------------------------------  ------------------------------------------------
                                                      COLUMBIA VARIABLE
                                                     PORTFOLIO -- MARSICO
                               COLUMBIA VARIABLE        INTERNATIONAL       DWS CAPITAL       DWS DREMAN       DWS LARGE
                              PORTFOLIO -- MARSICO      OPPORTUNITIES          GROWTH       SMALL MID CAP      CAP VALUE
                                 GROWTH FUND --            FUND --             VIP --        VALUE VIP --        VIP --
                                    CLASS 1                CLASS 2         CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                             ---------------------  ---------------------  -------------- -----------------  --------------
                                                                            PERIOD FROM       YEAR ENDED      PERIOD FROM
                                        YEAR ENDED DECEMBER 31,             APRIL 29 TO      DECEMBER 31,     APRIL 29 TO
                             --------------------------------------------   DECEMBER 31,  -----------------   DECEMBER 31,
                                2011        2010       2011        2010         2011        2011      2010        2011
                             ----------  ---------  ----------  ---------  -------------- --------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (43,008)   (49,698)    (66,613)   (76,870)       (881)      (7,913)  (5,350)     (4,778)
 Net realized gain
   (loss) on investments....    208,870     69,563     (14,396)  (556,558)       (559)     (26,186) (47,446)     (3,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (291,470)   631,521  (1,314,619) 1,564,898      (9,023)     (39,570) 211,614     (35,234)
 Capital gain
   distribution.............         --         --          --         --          --           --       --          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     operations.............   (125,608)   651,386  (1,395,628)   931,470     (10,463)     (73,669) 158,818     (43,506)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
From capital
 transactions (note 4):
 Net premiums...............      8,917     98,494      54,274    389,832          --          298      298          --
 Death benefits.............     (4,544)   (10,057)     (3,529)    (7,690)         --           --       --          --
 Surrenders.................   (584,627)  (233,483)   (701,722)  (411,677)     (3,375)     (41,396) (55,423)    (16,569)
 Administrative expenses....    (12,995)   (11,528)    (31,601)   (31,087)        (51)        (607)    (562)       (380)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (167,303)    (1,542)    146,758   (480,592)     97,934      (32,306)   2,278     498,953
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
    Increase (decrease)
     in net assets from
     capital transactions...   (760,552)  (158,116)   (535,820)  (541,214)     94,508      (74,011) (53,409)    482,004
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Increase (decrease) in
 net assets.................   (886,160)   493,270  (1,931,448)   390,256      84,045     (147,680) 105,409     438,498
Net assets at beginning
 of year....................  3,781,083  3,287,813   8,690,468  8,300,212          --      916,892  811,483          --
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
Net assets at end of year... $2,894,923  3,781,083   6,759,020  8,690,468      84,045      769,212  916,892     438,498
                             ==========  =========  ==========  =========     =======     ========  =======     =======
Change in units (note 5):
 Units purchased............     26,580     75,909     140,137    666,308      10,226          592    3,418      54,630
 Units redeemed.............    (80,467)   (81,635)   (144,391)  (728,554)       (670)      (4,299)  (6,219)     (6,646)
                             ----------  ---------  ----------  ---------     -------     --------  -------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,887)    (5,726)     (4,254)   (62,246)      9,556       (3,707)  (2,801)     47,984
                             ==========  =========  ==========  =========     =======     ========  =======     =======

                             -------------------------




                             DWS STRATEGIC VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO   YEAR ENDED
                              APRIL 29,    DECEMBER 31,
                                 2011          2010
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      3,354          836
 Net realized gain
   (loss) on investments....   (120,621)     (44,553)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    154,215       84,743
 Capital gain
   distribution.............         --           --
                               --------      -------
    Increase (decrease)
     in net assets from
     operations.............     36,948       41,026
                               --------      -------
From capital
 transactions (note 4):
 Net premiums...............         --           --
 Death benefits.............         --           --
 Surrenders.................     (3,354)     (50,861)
 Administrative expenses....       (207)        (527)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (505,663)      26,879
                               --------      -------
    Increase (decrease)
     in net assets from
     capital transactions...   (509,224)     (24,509)
                               --------      -------
Increase (decrease) in
 net assets.................   (472,276)      16,517
Net assets at beginning
 of year....................    472,276      455,759
                               --------      -------
Net assets at end of year...         --      472,276
                               ========      =======
Change in units (note 5):
 Units purchased............      3,944        4,012
 Units redeemed.............    (43,613)      (6,573)
                               --------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (39,669)      (2,561)
                               ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II
                                   (CONTINUED)                                DREYFUS
                              ---------------------  -----------------------------------------------------------
                                                     DREYFUS INVESTMENT                        THE DREYFUS SOCIALLY
                                                     PORTFOLIOS MIDCAP    DREYFUS VARIABLE     RESPONSIBLE GROWTH
                              DWS TECHNOLOGY VIP --  STOCK PORTFOLIO --  INVESTMENT FUND --      FUND, INC. --
                                  CLASS B SHARES      INITIAL SHARES    MONEY MARKET PORTFOLIO  INITIAL SHARES
                              ---------------------  ----------------   --------------------   -------------------
                              PERIOD FROM
                              JANUARY 1 TO                                   YEAR ENDED DECEMBER 31,
                               APRIL 29,   ------------------------------------------------------------------------
                                  2011       2010      2011      2010      2011        2010      2011       2010
                              ------------ --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $    (494)    (1,811)  (1,146)     (620)   (22,027)    (24,285)  (1,975)    (2,047)
   Net realized gain
     (loss) on
     investments.............     28,250     11,478     (373)   (8,486)        --          --   11,476      2,791
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (22,022)     6,742      828    37,720         --           1   (9,797)    36,344
   Capital gain
     distribution............         --         --       --        --         --          --       --         --
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........      5,734     16,409     (691)   28,614    (22,027)    (24,284)    (296)    37,088
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
From capital
  transactions (note 4):
   Net premiums..............         --         --      317       967     58,870      33,547       --      1,000
   Death benefits............         --         --       --        --   (705,067)   (225,186)      --         --
   Surrenders................    (14,327)  (105,126) (11,097)  (12,662)  (179,848)   (521,436) (31,998)    (6,700)
   Administrative
     expenses................        (35)      (205)    (152)     (167)    (1,453)     (1,707)    (431)      (438)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (91,709)    21,229  (25,759)  (15,930)   778,993   1,028,144      (98)      (827)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (106,071)   (84,102) (36,691)  (27,792)   (48,505)    313,362  (32,527)    (6,965)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Increase (decrease) in
  net assets.................   (100,337)   (67,693) (37,382)      822    (70,532)    289,078  (32,823)    30,123
Net assets at beginning
  of year....................    100,337    168,030  135,267   134,445  1,442,585   1,153,507  314,056    283,933
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
Net assets at end of year....  $      --    100,337   97,885   135,267  1,372,053   1,442,585  281,233    314,056
                               =========   ========  =======   =======  =========   =========   =======   =======
Change in units (note 5):
   Units purchased...........         18      1,963      407       360    128,199     322,346    1,196      1,013
   Units redeemed............     (6,200)    (7,814)  (2,674)   (2,440)  (133,182)   (292,634)  (4,510)    (1,777)
                               ---------   --------  -------   -------  ---------   ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (6,182)    (5,851)  (2,267)   (2,080)    (4,983)     29,712   (3,314)      (764)
                               =========   ========  =======   =======  =========   =========   =======   =======

                               EATON VANCE VARIABLE
                                       TRUST
                              ----------------------


                                 VT FLOATING-RATE
                                    INCOME FUND
                              ----------------------


                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    163,177     252,576
   Net realized gain
     (loss) on
     investments.............     38,379     299,469
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (129,946)    107,208
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     71,610     659,253
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      7,302     448,058
   Death benefits............   (501,486)    (13,039)
   Surrenders................ (1,553,045)   (799,383)
   Administrative
     expenses................     (5,686)    (21,760)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (109,772) (4,973,156)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,162,687) (5,359,280)
                              ----------  ----------
Increase (decrease) in
  net assets................. (2,091,077) (4,700,027)
Net assets at beginning
  of year....................  7,247,507  11,947,534
                              ----------  ----------
Net assets at end of year....  5,156,430   7,247,507
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     57,441     666,033
   Units redeemed............   (238,456) (1,164,684)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (181,015)   (498,651)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      FEDERATED INSURANCE SERIES
                              -----------------------------------------------------------------------------------------
                                                         FEDERATED HIGH
                                  FEDERATED CAPITAL        INCOME BOND    FEDERATED HIGH INCOME    FEDERATED KAUFMANN
                               APPRECIATION FUND II --     FUND II --        BOND FUND II --           FUND II --
                                   PRIMARY SHARES        PRIMARY SHARES       SERVICE SHARES         SERVICE SHARES
                              ------------------------  ----------------  ---------------------  ---------------------
                                           PERIOD FROM
                               YEAR ENDED  MARCH 12 TO                               YEAR ENDED DECEMBER 31,
                              DECEMBER 31, DECEMBER 31, ---------------------------------------------------------------
                                  2011         2010       2011     2010      2011        2010       2011        2010
                              ------------ ------------ -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (558)     (1,050)     1,988    7,312     333,796    341,118     (70,021)  (146,366)
   Net realized gain
     (loss) on
     investments.............      1,699        (719)      (875)    (564)      1,495    (27,083)    272,409    372,059
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (6,329)      7,764       (268)   5,793    (185,496)   321,850  (1,480,159) 1,223,106
   Capital gain
     distribution............         --          --         --       --          --         --          --         --
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (5,188)      5,995        845   12,541     149,795    635,885  (1,277,771) 1,448,799
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
From capital
  transactions (note 4):
   Net premiums..............        355         200         90       --       6,611     27,487     149,616    332,045
   Death benefits............    (11,388)         --    (14,105)      --     (13,974)    (5,850)     (5,640)   (11,612)
   Surrenders................    (15,413)    (15,684)    (9,424) (90,339) (1,324,934)  (519,595)   (781,506)  (521,108)
   Administrative
     expenses................        (72)        (93)       (30)     (56)     (7,042)    (7,880)    (47,052)   (43,715)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        722     105,149         90     (508)   (376,781)   (32,624)    322,292  1,832,956
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (25,796)     89,572    (23,379) (90,903) (1,716,120)  (538,462)   (362,290) 1,588,566
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Increase (decrease) in
  net assets.................    (30,984)     95,567    (22,534) (78,362) (1,566,325)    97,423  (1,640,061) 3,037,365
Net assets at beginning
  of year....................     95,567          --     25,591  103,953   5,368,938  5,271,515   9,446,173  6,408,808
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
Net assets at end of year....   $ 64,583      95,567      3,057   25,591   3,802,613  5,368,938   7,806,112  9,446,173
                                ========     =======    =======  =======  ==========  =========  ==========  =========
Change in units (note 5):
   Units purchased...........         67      10,538          6    4,889       8,872     21,376     186,673    819,121
   Units redeemed............     (2,521)     (1,658)    (1,411) (10,600)   (108,042)   (54,938)   (183,004)  (577,519)
                                --------     -------    -------  -------  ----------  ---------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (2,454)      8,880     (1,405)  (5,711)    (99,170)   (33,562)      3,669    241,602
                                ========     =======    =======  =======  ==========  =========  ==========  =========

                              -----------------


                              FEDERATED MANAGED
                              VOLATILITY FUND II
                              ----------------


                              -----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   2,972     5,674
   Net realized gain
     (loss) on
     investments.............  (5,872)   (2,030)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   6,706     9,067
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,806    12,711
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     180        --
   Death benefits............      --        --
   Surrenders................ (41,150)   (7,551)
   Administrative
     expenses................    (115)     (133)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     154       155
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (40,931)   (7,529)
                              -------   -------
Increase (decrease) in
  net assets................. (37,125)    5,182
Net assets at beginning
  of year.................... 129,683   124,501
                              -------   -------
Net assets at end of year....  92,558   129,683
                              =======   =======
Change in units (note 5):
   Units purchased...........      54        45
   Units redeemed............  (3,737)     (772)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,683)     (727)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -----------------------------------------------------------------------------------------------
                                  VIP ASSET                 VIP ASSET                VIP BALANCED         VIP CONTRAFUND(R)
                              MANAGER/SM/ PORTFOLIO -- MANAGER/SM/ PORTFOLIO --      PORTFOLIO --           PORTFOLIO --
                                INITIAL CLASS            SERVICE CLASS 2            SERVICE CLASS 2         INITIAL CLASS
                              -----------------------  -----------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------
                                2011         2010        2011         2010         2011        2010        2011       2010
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,839       1,345        1,722         (435)      (28,459)     26,560     (4,295)    (2,226)
   Net realized gain
     (loss) on
     investments.............      (50)     (1,446)      10,036       14,694       258,132     137,513     (7,890)   (54,331)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (8,565)     19,696      (31,934)      90,883      (882,774)  1,882,739    (20,747)   209,690
   Capital gain
     distribution............       --          --           --           --            --          --         --         --
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (6,776)     19,595      (20,176)     105,142      (653,101)  2,046,812    (32,932)   153,133
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --          --           --           --        39,282     378,821         --         --
   Death benefits............       --          --           --           --            --          --    (12,898)    (9,610)
   Surrenders................     (251)     (9,509)     (79,357)     (29,901)   (1,525,933)   (905,747)  (104,158)  (212,758)
   Administrative
     expenses................     (115)       (113)        (952)      (1,452)      (53,023)    (52,003)    (1,002)    (1,113)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      183          59     (140,052)    (168,676)     (126,625) (1,344,949)   (13,685)    (2,928)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     (183)     (9,563)    (220,361)    (200,029)   (1,666,299) (1,923,878)  (131,743)  (226,409)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (6,959)     10,032     (240,537)     (94,887)   (2,319,400)    122,934   (164,675)   (73,276)
Net assets at beginning
  of year....................  173,024     162,992      827,475      922,362    13,608,561  13,485,627  1,058,226  1,131,502
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
Net assets at end of year.... $166,065     173,024      586,938      827,475    11,289,161  13,608,561    893,551  1,058,226
                               ========     =======     ========     ========   ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........       25          13        1,711       24,486       109,762     298,042      1,204      3,638
   Units redeemed............      (39)       (780)     (18,558)     (41,479)     (254,248)   (471,387)    (8,528)   (17,856)
                               --------     -------     --------     --------   ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      (14)       (767)     (16,847)     (16,993)     (144,486)   (173,345)    (7,324)   (14,218)
                               ========     =======     ========     ========   ==========  ==========  =========  =========

                              -----------------------
                                 VIP CONTRAFUND(R)
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (173,877)   (108,882)
   Net realized gain
     (loss) on
     investments.............   (362,486)   (799,421)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (228,753)  4,008,283
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (765,116)  3,099,980
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     97,675     293,576
   Death benefits............    (22,055)    (34,202)
   Surrenders................ (4,688,710) (1,839,383)
   Administrative
     expenses................    (61,015)    (55,478)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (574,472)     70,662
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (5,248,577) (1,564,825)
                              ----------  ----------
Increase (decrease) in
  net assets................. (6,013,693)  1,535,155
Net assets at beginning
  of year.................... 23,715,605  22,180,450
                              ----------  ----------
Net assets at end of year.... 17,701,912  23,715,605
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    150,773     647,154
   Units redeemed............   (482,553)   (775,789)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (331,780)   (128,635)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ------------------------------------------------------------------------------------
                                 VIP DYNAMIC
                              CAPITAL APPRECIATION  VIP EQUITY-INCOME     VIP EQUITY-INCOME      VIP GROWTH &
                                 PORTFOLIO --         PORTFOLIO --          PORTFOLIO --       INCOME PORTFOLIO --
                               SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2       INITIAL CLASS
                              -------------------  ------------------  ----------------------  ------------------
                                                                     YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010      2011      2010       2011        2010       2011      2010
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,905)   (3,963)     3,836     1,057      26,393      (6,888)     768    (1,499)
   Net realized gain
     (loss) on
     investments.............   (2,477)   (5,056)   (20,439)  (58,433)    (84,671)   (380,829)  (1,157)   (6,871)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,512)   54,833     18,531   131,139      29,402   1,054,648    1,119    36,540
   Capital gain
     distribution............       --        --         --        --          --          --       --        --
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (13,894)   45,814      1,928    73,763     (28,876)    666,931      730    28,170
                              --------   -------   --------  --------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        355       365      30,451      33,364       --        --
   Death benefits............       --        --    (10,230)       --     (19,928)    (39,273)      --   (19,228)
   Surrenders................  (10,037)   (6,810)   (88,814) (214,886)   (709,900)   (559,686) (19,751)  (17,499)
   Administrative
     expenses................     (530)     (513)      (264)     (360)     (5,904)     (6,609)    (247)     (277)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (4,473)      623    (28,995)   (6,232)   (269,917)   (511,428)   1,009       (17)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (15,040)   (6,700)  (127,948) (221,113)   (975,198) (1,083,632) (18,989)  (37,021)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................  (28,934)   39,114   (126,020) (147,350) (1,004,074)   (416,701) (18,259)   (8,851)
Net assets at beginning
  of year....................  324,469   285,355    515,212   662,562   5,397,410   5,814,111  226,743   235,594
                              --------   -------   --------  --------  ----------  ----------  -------   -------
Net assets at end of year.... $295,535   324,469    389,192   515,212   4,393,336   5,397,410  208,484   226,743
                              ========   =======   ========  ========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      130       789      1,236       230      35,049     485,414      108        29
   Units redeemed............   (1,197)   (1,300)   (11,153)  (19,143)   (125,407)   (598,051)  (1,775)   (3,611)
                              --------   -------   --------  --------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,067)     (511)    (9,917)  (18,913)    (90,358)   (112,637)  (1,667)   (3,582)
                              ========   =======   ========  ========  ==========  ==========  =======   =======

                              ---------------------

                               VIP GROWTH & INCOME
                                  PORTFOLIO --
                                 SERVICE CLASS 2
                              --------------------

                              ---------------------
                                 2011       2010
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      (918)   (17,061)
   Net realized gain
     (loss) on
     investments.............    (6,643)   (49,861)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    10,725    243,133
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     3,164    176,211
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       499      5,171
   Death benefits............      (859)        --
   Surrenders................  (308,526)  (157,748)
   Administrative
     expenses................    (2,587)    (2,091)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     9,773    (46,356)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (301,700)  (201,024)
                              ---------  ---------
Increase (decrease) in
  net assets.................  (298,536)   (24,813)
Net assets at beginning
  of year.................... 1,571,446  1,596,259
                              ---------  ---------
Net assets at end of year.... 1,272,910  1,571,446
                              =========  =========
Change in units (note 5):
   Units purchased...........    13,119     10,441
   Units redeemed............   (39,151)   (32,585)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (26,032)   (22,144)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -----------------------------------------------------------------------------------
                                  VIP GROWTH
                                OPPORTUNITIES        VIP GROWTH          VIP GROWTH          VIP INVESTMENT
                                 PORTFOLIO --       PORTFOLIO --        PORTFOLIO --      GRADE BOND PORTFOLIO --
                                INITIAL CLASS      INITIAL CLASS       SERVICE CLASS 2       SERVICE CLASS 2
                              -----------------  -----------------  --------------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------
                                2011      2010     2011     2010       2011       2010       2011        2010
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,760)  (1,749)  (3,085)   (3,693)   (13,253)   (16,379)    45,066      57,865
   Net realized gain
     (loss) on
     investments.............    1,226   (6,495)  (6,604)  (30,307)    58,554      5,114     14,930      61,233
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    2,848   35,959    5,794   123,437    (59,941)   278,336     12,133     (17,914)
   Capital gain
     distribution............       --       --       --        --         --         --     31,719          --
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    2,314   27,715   (3,895)   89,437    (14,640)   267,071    103,848     101,184
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      355      365       --        --     17,251      2,105      6,278     150,271
   Death benefits............  (10,576)      --       55   (10,530)      (955)     1,912         --          --
   Surrenders................  (15,820) (31,889) (59,450)  (80,117)  (222,139)  (322,801)  (255,124)    (80,585)
   Administrative
     expenses................      (98)    (103)    (507)     (488)      (877)    (1,296)   (17,306)    (15,927)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (758)    (166) (22,485)  (17,284)   (96,519)   (18,928)     2,299     272,332
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,897) (31,793) (82,387) (108,419)  (303,239)  (339,008)  (263,853)    326,091
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................  (24,583)  (4,078) (86,282)  (18,982)  (317,879)   (71,937)  (160,005)    427,275
Net assets at beginning
  of year....................  146,549  150,627  459,064   478,046  1,318,719  1,390,656  2,004,073   1,576,798
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
Net assets at end of year.... $121,966  146,549  372,782   459,064  1,000,840  1,318,719  1,844,068   2,004,073
                              ========  =======  =======  ========  =========  =========  =========   =========
Change in units (note 5):
   Units purchased...........       40       62      822        25      6,903      7,661     35,704     239,295
   Units redeemed............   (3,035)  (4,411)  (8,248)  (11,492)   (40,257)   (49,041)   (57,695)   (210,252)
                              --------  -------  -------  --------  ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,995)  (4,349)  (7,426)  (11,467)   (33,354)   (41,380)   (21,991)     29,043
                              ========  =======  =======  ========  =========  =========  =========   =========

                              -----------------------

                                    VIP MID CAP
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                              ----------------------

                              -----------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (120,369)   (105,854)
   Net realized gain
     (loss) on
     investments.............    266,892     (68,860)
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,198,869)  2,479,982
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (1,052,346)  2,305,268
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     27,648      47,283
   Death benefits............     (6,030)    (14,073)
   Surrenders................ (1,766,076)   (958,230)
   Administrative
     expenses................    (14,205)    (13,754)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (693,641)   (323,701)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,452,304) (1,262,475)
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,504,650)  1,042,793
Net assets at beginning
  of year.................... 10,411,975   9,369,182
                              ----------  ----------
Net assets at end of year....  6,907,325  10,411,975
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     25,941     138,302
   Units redeemed............   (134,998)   (199,389)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (109,057)    (61,087)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                          (CONTINUED)
                              -------------------------------------------

                                 VIP OVERSEAS        VIP VALUE STRATEGIES
                                 PORTFOLIO --          PORTFOLIO --
                                INITIAL CLASS         SERVICE CLASS 2
                              ---------------------  --------------------
                                                                      YEAR
                              --------------------------------------------
                                2011        2010       2011       2010
                               --------    -------    -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    390        365     (2,739)    (4,036)
   Net realized gain
     (loss) on
     investments.............   (1,081)    (2,685)    (7,378)   (13,438)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (36,157)    24,011    (25,001)    92,495
   Capital gain
     distribution............       --         --         --         --
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........  (36,848)    21,691    (35,118)    75,021
                               --------    -------    -------    -------
From capital
  transactions (note 4):
   Net premiums..............       --         --         --         --
   Death benefits............       --     (6,862)    (7,631)        --
   Surrenders................   (3,533)    (7,296)   (16,542)   (30,757)
   Administrative
     expenses................     (116)      (146)      (651)      (499)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (276)     1,180    (14,192)    13,845
                               --------    -------    -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (3,925)   (13,124)   (39,016)   (17,411)
                               --------    -------    -------    -------
Increase (decrease) in
  net assets.................  (40,773)     8,567    (74,134)    57,610
Net assets at beginning
  of year....................  203,420    194,853    367,967    310,357
                               --------    -------    -------    -------
Net assets at end of year.... $162,647    203,420    293,833    367,967
                               ========    =======    =======    =======
Change in units (note 5):
   Units purchased...........       80        126      1,074      3,469
   Units redeemed............     (419)    (1,225)    (4,200)    (4,261)
                               --------    -------    -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (339)    (1,099)    (3,126)      (792)
                               ========    =======    =======    =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                   FRANKLIN INCOME         CAP GROWTH        VIP FOUNDING FUNDS
                                 SECURITIES FUND --     SECURITIES FUND --   ALLOCATION FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                              ------------------------  ----------------   ----------------------
                               ENDED DECEMBER 31,
                              -------------------------------------------------------------------
                                  2011         2010       2011      2010      2011        2010
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   3,825,239    4,739,466   (4,134)   (2,922)   (325,945)     68,767
   Net realized gain
     (loss) on
     investments.............    (932,333)  (1,923,612)  (9,253)   (7,160)    (25,588)   (135,712)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,397,759)   7,258,768   (7,888)   52,594    (216,129)  1,580,847
   Capital gain
     distribution............          --           --       --        --          --       1,482
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     495,147   10,074,622  (21,275)   42,512    (567,662)  1,515,384
                              -----------  -----------  -------   -------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     740,349    1,237,536    1,121       431      26,568     153,669
   Death benefits............      (2,114)    (117,318)      --        --          --          --
   Surrenders................  (7,033,436)  (4,684,624) (35,420)  (20,280)   (776,866)   (801,639)
   Administrative
     expenses................    (319,370)    (309,471)    (372)     (373)   (124,696)   (121,501)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (4,422,413)  (5,025,568)   5,671    50,933    (695,535)   (141,951)
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (11,036,984)  (8,899,445) (29,000)   30,711  (1,570,529)   (911,422)
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets................. (10,541,837)   1,175,177  (50,275)   73,223  (2,138,191)    603,962
Net assets at beginning
  of year.................... 104,205,804  103,030,627  490,725   417,502  19,331,475  18,727,513
                              -----------  -----------  -------   -------  ----------  ----------
Net assets at end of year....  93,663,967  104,205,804  440,450   490,725  17,193,284  19,331,475
                              ===========  ===========  =======   =======  ==========  ==========
Change in units (note 5):
   Units purchased...........     365,138    2,732,170    8,162     6,456      78,478     564,786
   Units redeemed............  (1,332,816)  (3,590,017) (10,863)   (4,047)   (259,083)   (675,394)
                              -----------  -----------  -------   -------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (967,678)    (857,847)  (2,701)    2,409    (180,605)   (110,608)
                              ===========  ===========  =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                     ---------------------------------------------------------------------------------------------------------
                                                 TEMPLETON             TEMPLETON          TEMPLETON
                          MUTUAL SHARES           FOREIGN               FOREIGN          GLOBAL BOND        TEMPLETON GROWTH
                        SECURITIES FUND --    SECURITIES FUND --  SECURITIES FUND --   SECURITIES FUND --  SECURITIES FUND --
                          CLASS 2 SHARES      CLASS 1 SHARES        CLASS 2 SHARES     CLASS 1 SHARES        CLASS 2 SHARES
                     -----------------------  -----------------  --------------------  -----------------  --------------------
                                                           YEAR ENDED DECEMBER 31,
                     ---------------------------------------------------------------------------------------------------------
                         2011        2010      2011      2010       2011       2010     2011      2010       2011       2010
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $    79,349     (28,567)    208       235       2,022      6,407   2,777       410      (7,328)    (7,758)
 Net realized
   gain (loss)
   on
   investments......     165,020     655,154    (126)   (1,909)    (21,571)  (306,765)    169     3,772     (30,116)   (27,133)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...    (518,957)    344,054  (4,873)    3,751    (330,669)   420,898  (4,577)    4,716    (153,813)   153,068
 Capital gain
   distribution.....          --          --      --        --          --         --     360       222          --         --
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    (274,588)    970,641  (4,791)    2,077    (350,218)   120,540  (1,271)    9,120    (191,257)   118,177
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
From capital
 transactions
 (note 4):
 Net premiums.......      83,336     647,336      --        --       4,446      1,590      --        --       7,055     86,648
 Death benefits.....     (22,960)    (30,084)     --        --     (18,994)   (21,520)     --        --     (11,582)   (15,678)
 Surrenders.........    (821,427)   (554,873) (1,128)   (7,215)   (169,202)  (175,460)   (129)   (5,001)   (216,027)  (105,264)

   Administrative
   expenses.........     (53,729)    (56,942)    (57)      (51)     (1,586)    (1,609)    (51)      (50)     (7,615)    (6,424)
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (252,825) (2,890,780)  1,730       983     (26,717)  (635,140)  1,502     1,037     (26,497)  (408,683)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (1,067,605) (2,885,343)    545    (6,283)   (212,053)  (832,139)  1,322    (4,014)   (254,666)  (449,401)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Increase
 (decrease) in
 net assets.........  (1,342,193) (1,914,702) (4,246)   (4,206)   (562,271)  (711,599)     51     5,106    (445,923)  (331,224)
Net assets at
 beginning of
 year...............  11,872,047  13,786,749  41,071    45,277   3,074,983  3,786,582  63,269    58,163   2,688,567  3,019,791
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
Net assets at
 end of year........ $10,529,854  11,872,047  36,825    41,071   2,512,712  3,074,983  63,320    63,269   2,242,644  2,688,567
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========
Change in
 units (note
 5):
 Units
   purchased........      98,305   1,040,957     155       170      17,014    291,900     101     1,823      26,110    297,391
 Units redeemed.....    (197,824) (1,398,558)   (107)     (741)    (28,677)  (381,060)    (20)   (1,975)    (53,754)  (357,812)
                     -----------  ----------   ------   ------   ---------  ---------   ------   ------   ---------  ---------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........     (99,519)   (357,601)     48      (571)    (11,663)   (89,160)     81      (152)    (27,644)   (60,421)
                     ===========  ==========   ======   ======   =========  =========   ======   ======   =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------------------------
                                    CORE VALUE                              INTERNATIONAL
                                  EQUITY FUND --        INCOME FUND --      EQUITY FUND --  MID-CAP EQUITY FUND --
                                  CLASS 1 SHARES        CLASS 1 SHARES      CLASS 1 SHARES     CLASS 1 SHARES
                              ---------------------  --------------------  ---------------  --------------------
                                                                         YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010       2011       2010      2011    2010      2011        2010
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (9,295)    (4,114)    44,672     33,090     (458)   (378)   (35,648)    (33,798)
   Net realized gain
     (loss) on
     investments.............      6,706    (56,313)   (11,833)   (26,783) (13,799) (2,999)    51,766     (25,981)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (29,903)   181,582     71,753    119,403    1,728   6,085   (407,811)    642,920
   Capital gain
     distribution............         --         --         --         --       --      --    157,640          --
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (32,492)   121,155    104,592    125,710  (12,529)  2,708   (234,053)    583,141
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,412     31,077     15,685      5,337       --      --     10,114       1,629
   Death benefits............         --     22,909         --      2,749       --      --         --      30,121
   Surrenders................   (188,163)  (298,457)  (288,558)  (281,679)  (5,718)   (329)  (339,074)   (535,042)
   Administrative
     expenses................     (2,975)    (2,695)    (4,500)    (4,671)     (39)    (59)    (3,446)     (3,555)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (75,745)   (62,298)   (74,015)    (4,142)   5,093   3,947    (54,006)   (183,146)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (262,471)  (309,464)  (351,388)  (282,406)    (664)  3,559   (386,412)   (689,993)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Increase (decrease) in
  net assets.................   (294,963)  (188,309)  (246,796)  (156,696) (13,193)  6,267   (620,465)   (106,852)
Net assets at beginning
  of year....................  1,368,417  1,556,726  2,053,996  2,210,692   68,636  62,369  2,700,354   2,807,206
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
Net assets at end of year.... $1,073,454  1,368,417  1,807,200  2,053,996   55,443  68,636  2,079,889   2,700,354
                              ==========  =========  =========  =========  =======  ======  =========   =========
Change in units (note 5):
   Units purchased...........      3,014     13,773      8,650     17,004    1,266     565      7,874     104,101
   Units redeemed............    (25,283)   (42,673)   (36,583)   (39,890)  (1,344)   (206)   (30,649)   (152,238)
                              ----------  ---------  ---------  ---------  -------  ------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (22,269)   (28,900)   (27,933)   (22,886)     (78)    359    (22,775)    (48,137)
                              ==========  =========  =========  =========  =======  ======  =========   =========

                              ------------------------


                                  MONEY MARKET FUND
                              ------------------------

                              ------------------------
                                  2011         2010
                              -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (213,300)    (349,842)
   Net realized gain
     (loss) on
     investments.............          --           --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........          --           (2)
   Capital gain
     distribution............          --           --
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (213,300)    (349,844)
                              -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............     418,074    1,711,593
   Death benefits............ (13,949,135)  (9,671,114)
   Surrenders................  (6,763,701)  (6,898,633)
   Administrative
     expenses................     (25,777)     (59,217)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  15,588,032    4,868,168
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (4,732,507) (10,049,203)
                              -----------  -----------
Increase (decrease) in
  net assets.................  (4,945,807) (10,399,047)
Net assets at beginning
  of year....................  17,513,670   27,912,717
                              -----------  -----------
Net assets at end of year....  12,567,863   17,513,670
                              ===========  ===========
Change in units (note 5):
   Units purchased...........  13,201,315   13,406,764
   Units redeemed............ (16,766,929) (19,429,398)
                              -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,565,614)  (6,022,634)
                              ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------
                                 PREMIER GROWTH          REAL ESTATE                                    SMALL-CAP
                                 EQUITY FUND --      SECURITIES FUND --         S&P 500(R)           EQUITY FUND --
                                 CLASS 1 SHARES        CLASS 1 SHARES           INDEX FUND           CLASS 1 SHARES
                             ---------------------  --------------------  ----------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                2011        2010       2011       2010       2011        2010        2011       2010
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (13,538)   (14,312)   (18,765)    11,193      11,125      27,776    (40,752)   (37,517)
 Net realized gain
   (loss) on investments....     13,193     (4,985)   176,787    172,408     306,429    (215,054)    48,894   (138,572)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (6,342)   119,308    244,888    691,916    (290,286)  2,061,462     44,079    789,421
 Capital gain
   distribution.............         --         --         --         --          --          --         --         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     (6,687)   100,011    402,910    875,517      27,268   1,874,184     52,221    613,332
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        355      1,919     34,852    164,763      31,878      90,354     18,069     15,422
 Death benefits.............      3,774         --     (2,199)    (3,871)   (253,079)    (68,939)        --      6,521
 Surrenders.................   (158,274)  (177,035)  (493,628)  (312,169) (3,887,443) (2,912,848)  (291,591)  (510,095)
 Administrative expenses....       (994)      (626)   (19,389)   (14,025)    (23,215)    (21,853)    (2,619)    (2,394)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (31,122)    11,567   (312,586)  (476,077)    104,679     279,741   (171,984)  (115,728)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (186,261)  (164,175)  (792,950)  (641,379) (4,027,180) (2,633,545)  (448,125)  (606,274)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   (192,948)   (64,164)  (390,040)   234,138  (3,999,912)   (759,361)  (395,904)     7,058
Net assets at beginning
 of year....................  1,020,072  1,084,236  4,864,858  4,630,720  15,920,743  16,680,104  2,808,752  2,801,694
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $  827,124  1,020,072  4,474,818  4,864,858  11,920,831  15,920,743  2,412,848  2,808,752
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      1,182      2,373     45,250    423,635     105,968     336,662      5,421     21,618
 Units redeemed.............    (18,974)   (18,680)   (97,505)  (501,776)   (490,818)   (616,843)   (34,929)   (69,192)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (17,792)   (16,307)   (52,255)   (78,141)   (384,850)   (280,181)   (29,508)   (47,574)
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             -----------------------

                              TOTAL RETURN FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      1,685     (39,396)
 Net realized gain
   (loss) on investments....     44,511    (165,583)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (755,448)  1,474,319
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (709,252)  1,269,340
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    478,658     538,182
 Death benefits.............      2,237     (27,237)
 Surrenders................. (1,902,416) (1,164,768)
 Administrative expenses....    (14,167)    (15,721)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (260,698)   (351,582)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,696,386) (1,021,126)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,405,638)    248,214
Net assets at beginning
 of year.................... 17,060,190  16,811,976
                             ----------  ----------
Net assets at end of year... 14,654,552  17,060,190
                             ==========  ==========
Change in units (note 5):
 Units purchased............     76,350     194,023
 Units redeemed.............   (212,319)   (277,547)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (135,969)    (83,524)
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GE INVESTMENTS FUNDS, INC. (CONTINUED)              GENWORTH VARIABLE INSURANCE TRUST
                            ---------------------------------------             ----------------------------------

                                                                                 GENWORTH CALAMOS    GENWORTH DAVIS NY
                                 TOTAL RETURN FUND --     U.S. EQUITY FUND --     GROWTH FUND --      VENTURE FUND --
                                    CLASS 3 SHARES          CLASS 1 SHARES        SERVICE SHARES      SERVICE SHARES
                              -------------------------  --------------------  --------------------  ----------------
                                                                          YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                  2011          2010        2011       2010       2011       2010      2011     2010
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (581,854)    (942,788)    (7,616)    (6,798)    (6,004)   (54,802)  (5,481)  (7,825)
   Net realized gain
     (loss) on
     investments.............     (641,192)  (1,735,816)       832    (28,609)   157,103    164,122   25,853   20,986
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (4,597,273)  11,187,390    (29,172)   121,694   (594,563)   584,849  (51,491)  42,108
   Capital gain
     distribution............           --           --         --         --    240,402      2,612       --       --
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (5,820,319)   8,508,786    (35,956)    86,287   (203,062)   696,781  (31,119)  55,269
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............    1,178,978    3,182,541      9,984      9,984     27,449    159,342       --   13,322
   Death benefits............           --           --         --     19,317     (2,018)    (3,922)      --       --
   Surrenders................   (6,524,150)  (4,783,382)  (216,279)  (222,709)  (144,853)  (154,882)  (9,739) (19,746)
   Administrative
     expenses................     (521,436)    (510,251)    (2,366)    (2,103)   (18,519)   (26,261)  (4,933)  (4,150)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (2,788,308)  (3,555,685)     3,519     (2,415)    37,955  1,951,142   74,361   70,116
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (8,654,916)  (5,666,777)  (205,142)  (197,926)   (99,986) 1,925,419   59,689   59,542
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................  (14,475,235)   2,842,009   (241,098)  (111,639)  (303,048) 2,622,200   28,570  114,811
Net assets at beginning
  of year....................  123,798,812  120,956,803  1,070,297  1,181,936  2,675,138     52,938  559,439  444,628
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year.... $109,323,577  123,798,812    829,199  1,070,297  2,372,090  2,675,138  588,009  559,439
                              ============  ===========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
   Units purchased...........      577,539    3,343,510      3,495      7,762     55,842    989,138   24,836   25,616
   Units redeemed............   (1,471,257)  (3,929,447)   (21,256)   (28,010)   (62,355)  (765,566) (18,064) (18,295)
                              ------------  -----------  ---------  ---------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (893,718)    (585,937)   (17,761)   (20,248)    (6,513)   223,572    6,772    7,321
                              ============  ===========  =========  =========  =========  =========  =======  =======

                               GENWORTH EATON VANCE
                              LARGE CAP VALUE FUND --
                                  SERVICE SHARES
                              ---------------------

                              ----------------------
                                 2011        2010
                              ---------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (26,882)     (74,577)
   Net realized gain
     (loss) on
     investments.............   126,404      799,171
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (670,489)    (633,314)
   Capital gain
     distribution............   112,527      308,043
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........  (458,440)     399,323
                              ---------   ----------
From capital
  transactions (note 4):
   Net premiums..............    73,599      643,223
   Death benefits............    (5,643)     (11,417)
   Surrenders................  (492,173)    (311,633)
   Administrative
     expenses................   (50,368)     (51,559)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   190,228   (3,675,006)
                              ---------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (284,357)  (3,406,392)
                              ---------   ----------
Increase (decrease) in
  net assets.................  (742,797)  (3,007,069)
Net assets at beginning
  of year.................... 7,588,903   10,595,972
                              ---------   ----------
Net assets at end of year.... 6,846,106    7,588,903
                              =========   ==========
Change in units (note 5):
   Units purchased...........   123,043      804,627
   Units redeemed............  (152,314)  (1,211,654)
                              ---------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (29,271)    (407,027)
                              =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------

                                     GENWORTH             GENWORTH GOLDMAN      GENWORTH LEGG MASON
                              ENHANCED INTERNATIONAL     SACHS ENHANCED CORE   CLEARBRIDGE AGGRESSIVE     GENWORTH PIMCO
                                   INDEX FUND --         BOND INDEX FUND --        GROWTH FUND --       STOCKSPLUS FUND --
                                  SERVICE SHARES           SERVICE SHARES          SERVICE SHARES         SERVICE SHARES
                             ------------------------  ----------------------  ---------------------  ----------------------
                                          PERIOD FROM
                              YEAR ENDED  APRIL 30 TO                                     YEAR ENDED DECEMBER 31,
                             DECEMBER 31, DECEMBER 31, ----------------------------------------------------------------------
                                 2011         2010        2011        2010        2011       2010        2011        2010
                             ------------ ------------ ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $     789       (4,624)      51,011     939,454    (98,659)     30,221   1,096,553   1,663,293
 Net realized gain
   (loss) on investments....      5,574     (459,518)      30,744     369,815    170,230   2,344,587     426,829   1,030,010
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (87,564)      47,797      994,385  (1,020,973)  (393,707) (2,423,099) (2,359,512)   (363,121)
 Capital gain
   distribution.............         --           --           --     304,937    419,185   1,313,858   1,062,501   1,723,226
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (81,201)    (416,345)   1,076,140     593,233     97,049   1,265,567     226,371   4,053,408
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --       36,547      260,903   1,025,737     68,496     694,795     273,984   1,397,757
 Death benefits.............         --           --      (22,924)    (37,322)    (5,958)    (11,646)    (23,397)    (46,100)
 Surrenders.................   (119,833)     (74,673)  (1,361,931)   (942,841)  (343,019)   (319,274) (1,379,219) (1,082,673)
 Administrative expenses....     (2,973)     (11,577)    (157,885)   (136,211)   (44,965)    (46,287)   (180,270)   (162,083)
 Transfers between
   subaccounts
   (including fixed
   account), net............     15,244    1,109,178   (1,681,969) 12,648,662   (478,698) (6,724,350) (1,536,059)  6,575,689
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (107,562)   1,059,475   (2,963,806) 12,558,025   (804,144) (6,406,762) (2,844,961)  6,682,590
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (188,763)     643,130   (1,887,666) 13,151,258   (707,095) (5,141,195) (2,618,590) 10,735,998
Net assets at beginning
 of year....................    643,130            -   23,492,307  10,341,049  6,916,568  12,057,763  27,072,374  16,336,376
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year...  $ 454,367      643,130   21,604,641  23,492,307  6,209,473   6,916,568  24,453,784  27,072,374
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      8,450      975,174      389,555   2,442,328     80,498     800,128     243,019   2,419,373
 Units redeemed.............    (18,662)    (916,280)    (634,591) (1,344,875)  (140,622) (1,451,863)   (466,724) (1,733,727)
                              ---------    ---------   ----------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,212)      58,894     (245,036)  1,097,453    (60,124)   (651,735)   (223,705)    685,646
                              =========    =========   ==========  ==========  =========  ==========  ==========  ==========

                             ----------------------
                                    GENWORTH
                               PYRAMIS(R) SMALL/
                                    MID CAP
                                  CORE FUND --
                                 SERVICE SHARES
                             ---------------------


                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    342,441     62,744
 Net realized gain
   (loss) on investments....    318,242    595,087
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,998,654)   552,549
 Capital gain
   distribution.............    845,278    230,440
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (492,693) 1,440,820
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     68,496    331,636
 Death benefits.............     (5,655)   (11,590)
 Surrenders.................   (443,226)  (274,528)
 Administrative expenses....    (44,963)   (40,984)
 Transfers between
   subaccounts
   (including fixed
   account), net............    137,891  1,654,233
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (287,457) 1,658,767
                             ----------  ---------
Increase (decrease) in
 net assets.................   (780,150) 3,099,587
Net assets at beginning
 of year....................  6,914,413  3,814,826
                             ----------  ---------
Net assets at end of year...  6,134,263  6,914,413
                             ==========  =========
Change in units (note 5):
 Units purchased............    169,374    822,227
 Units redeemed.............   (185,923)  (603,925)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (16,549)   218,302
                             ==========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS VARIABLE INSURANCE TRUST                     JPMORGAN INSURANCE TRUST
                              ---------------------------------------  -------------------------------------------
                               GOLDMAN SACHS                            JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                 LARGE CAP                                TRUST CORE BOND     TRUST EQUITY INDEX
                               VALUE FUND --          GOLDMAN SACHS        PORTFOLIO --          PORTFOLIO --
                              INSTITUTIONAL SHARES MID CAP VALUE FUND         CLASS 1               CLASS 1
                              -------------------  ------------------  --------------------  --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011      2010       2011      2010       2011       2010       2011       2010
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (138)     (537)     (6,539)   (6,486)   222,505    126,827     (2,339)     7,317
   Net realized gain
     (loss) on
     investments.............    (151)   (1,999)     (6,374)  (11,722)    69,388    159,583     31,832     81,364
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (7,019)   10,346     (48,161)  193,448     21,866     91,615    (28,217)   186,456
   Capital gain
     distribution............      --        --          --        --         --         --         --         --
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  (7,308)    7,810     (61,074)  175,240    313,759    378,025      1,276    275,137
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      --        --       1,925     2,300     11,269     20,084      4,838      1,698
   Death benefits............      --    (2,778)         --   (12,587)  (101,300)   (79,035)   (47,141)   (47,538)
   Surrenders................  (1,782)   (6,529)    (65,743) (135,378)  (478,790)  (314,505)  (101,051)   (87,648)
   Administrative
     expenses................     (36)      (59)       (617)     (559)    (4,099)    (4,537)    (1,240)    (1,122)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      --       (37)    (80,021)   44,581   (246,510) 1,505,329    (37,639) 1,124,448
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,818)   (9,403)   (144,456) (101,643)  (819,430) 1,127,336   (182,233)   989,838
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (9,126)   (1,593)   (205,530)   73,597   (505,671) 1,505,361   (180,957) 1,264,975
Net assets at beginning
  of year....................  90,269    91,862     872,942   799,345  5,797,546  4,292,185  1,956,193    691,218
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
Net assets at end of year.... $81,143    90,269     667,412   872,942  5,291,875  5,797,546  1,775,236  1,956,193
                               =======    ======   ========  ========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      --        --       3,886     6,690     69,159    996,473     27,281    795,965
   Units redeemed............    (162)     (976)    (14,548)  (11,751)  (132,998)  (898,468)   (46,908)  (668,384)
                               -------    ------   --------  --------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (162)     (976)    (10,662)   (5,061)   (63,839)    98,005    (19,627)   127,581
                               =======    ======   ========  ========  =========  =========  =========  =========

                              -------------------
                              JPMORGAN INSURANCE
                              TRUST INTERNATIONAL
                              EQUITY PORTFOLIO --
                                   CLASS 1
                              ------------------

                              -------------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     337    (2,000)
   Net realized gain
     (loss) on
     investments.............   7,602     5,767
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (25,145)     (505)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (17,206)    3,262
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (43,696)  (13,033)
   Administrative
     expenses................     (47)      (50)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     885    11,007
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (42,858)   (2,076)
                              -------   -------
Increase (decrease) in
  net assets................. (60,064)    1,186
Net assets at beginning
  of year.................... 156,315   155,129
                              -------   -------
Net assets at end of year....  96,251   156,315
                              =======   =======
Change in units (note 5):
   Units purchased...........     234     4,617
   Units redeemed............  (3,363)   (5,113)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,129)     (496)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE JPMORGAN INSURANCE   JPMORGAN INSURANCE
                              TRUST INTREPID GROWTH TRUST INTREPID MID   TRUST MID CAP      TRUST MID CAP VALUE
                                 PORTFOLIO --        CAP PORTFOLIO --  GROWTH PORTFOLIO --     PORTFOLIO --
                                    CLASS 1              CLASS 1            CLASS 1               CLASS 1
                              --------------------  -----------------  -----------------   --------------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2011       2010       2011     2010      2011      2010       2011       2010
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,095)    (4,965)   (5,331)   (2,571)  (9,902)    (9,894)    (3,114)    (6,202)
   Net realized gain
     (loss) on
     investments.............   10,906       (614)   11,332    18,340   33,975     86,640    178,577    136,336
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (3,637)    51,425   (17,269)   76,509  (57,153)    49,381   (166,454)   211,283
   Capital gain
     distribution............       --         --        --        --       --         --         --         --
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,174     45,846   (11,268)   92,278  (33,080)   126,127      9,009    341,417
                              --------   --------   -------  --------  -------   --------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............    1,209        779     1,210       434    1,210        434        900      1,140
   Death benefits............  (11,622)   (21,580)  (11,162)  (12,767) (10,699)   (12,717)    (6,213)     5,967
   Surrenders................  (23,953)   (30,917)  (23,872)  (27,537) (34,331)   (25,142)  (336,484)  (235,403)
   Administrative
     expenses................     (308)      (410)     (373)     (379)    (366)      (350)    (1,696)    (1,599)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (13,214)  (337,905)    1,665    80,769  (16,890)    54,708   (114,801)  (103,493)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (47,888)  (390,033)  (32,532)   40,520  (61,076)    16,933   (458,294)  (333,388)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Increase (decrease) in
  net assets.................  (44,714)  (344,187)  (43,800)  132,798  (94,156)   143,060   (449,285)     8,029
Net assets at beginning
  of year....................  481,414    825,601   536,752   403,954  566,245    423,185  1,800,277  1,792,248
                              --------   --------   -------  --------  -------   --------  ---------  ---------
Net assets at end of year.... $436,700    481,414   492,952   536,752  472,089    566,245  1,350,992  1,800,277
                              ========   ========   =======  ========  =======   ========  =========  =========
Change in units (note 5):
   Units purchased...........    6,847    227,550     9,618   188,844   10,514    172,323      6,034     17,822
   Units redeemed............  (11,354)  (273,923)  (12,446) (182,230) (15,338)  (168,265)   (35,218)   (41,937)
                              --------   --------   -------  --------  -------   --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,507)   (46,373)   (2,828)    6,614   (4,824)     4,058    (29,184)   (24,115)
                              ========   ========   =======  ========  =======   ========  =========  =========

                              ----------------
                              JPMORGAN INSURANCE
                               TRUST SMALL CAP
                              CORE PORTFOLIO --
                                   CLASS 1
                              ----------------

                              ----------------
                                2011      2010
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (4,317)   (4,825)
   Net realized gain
     (loss) on
     investments.............  23,252    15,628
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,220)   55,276
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations.......... (15,285)   66,079
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --     5,267
   Surrenders................ (54,090)  (40,481)
   Administrative
     expenses................    (214)     (211)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  10,823    27,082
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (43,481)   (8,343)
                              -------   -------
Increase (decrease) in
  net assets................. (58,766)   57,736
Net assets at beginning
  of year.................... 325,398   267,662
                              -------   -------
Net assets at end of year.... 266,632   325,398
                              =======   =======
Change in units (note 5):
   Units purchased...........   1,382     4,257
   Units redeemed............  (3,911)   (4,845)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,529)     (588)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                JPMORGAN INSURANCE
                                TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                              ---------------------  -------------------------------------------------------------------
                                JPMORGAN INSURANCE
                                TRUST U.S. EQUITY                                                       ENTERPRISE
                                   PORTFOLIO --      BALANCED PORTFOLIO --  BALANCED PORTFOLIO --      PORTFOLIO --
                                     CLASS 1         INSTITUTIONAL SHARES      SERVICE SHARES      INSTITUTIONAL SHARES
                              ---------------------  --------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------------
                                 2011        2010       2011       2010       2011        2010        2011       2010
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (13,888)   (18,306)    15,786     21,298      80,518     108,014    (12,392)   (14,205)
   Net realized gain
     (loss) on
     investments.............     29,868    106,924     33,968     46,659     141,761     218,389    (16,675)  (103,601)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (89,128)   192,313   (106,219)    41,644  (1,005,012)    519,793     14,661    338,911
   Capital gain
     distribution............         --         --     66,636         --     711,936          --         --         --
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (73,148)   280,931     10,171    109,601     (70,797)    846,196    (14,406)   221,105
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      4,838      1,708        360         --     262,777     882,096        445        365
   Death benefits............    (46,648)   (48,383)   (13,610)   (35,581)    (13,374)      2,948        134    (11,308)
   Surrenders................   (106,902)   (95,857)  (187,329)  (426,580)   (985,514)   (844,329)  (295,055)  (268,816)
   Administrative
     expenses................     (1,419)    (1,321)    (1,184)    (1,353)    (75,915)    (65,222)    (1,079)    (1,248)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     20,325    909,898    (52,227)     5,449     167,175     560,810    (21,663)   (20,564)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (129,806)   766,045   (253,990)  (458,065)   (644,851)    536,303   (317,218)  (301,571)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (202,954) 1,046,976   (243,819)  (348,464)   (715,648)  1,382,499   (331,624)   (80,466)
Net assets at beginning
  of year....................  2,154,923  1,107,947  1,479,676  1,828,140  14,834,045  13,451,546  1,048,471  1,128,937
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $1,951,969  2,154,923  1,235,857  1,479,676  14,118,397  14,834,045    716,847  1,048,471
                              ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     27,670    687,435        590        438      96,997     357,249        237      5,355
   Units redeemed............    (40,169)  (600,808)   (13,166)   (24,620)   (144,371)   (292,141)   (18,507)   (26,060)
                              ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (12,499)    86,627    (12,576)   (24,182)    (47,374)     65,108    (18,270)   (20,705)
                              ==========  =========  =========  =========  ==========  ==========  =========  =========


                              -----------------

                                 ENTERPRISE
                                PORTFOLIO --
                               SERVICE SHARES
                              ----------------

                              -----------------
                                2011     2010
                              -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,870)  (2,220)
   Net realized gain
     (loss) on
     investments.............  36,475    4,298
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (34,824)  30,391
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    (219)  32,469
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     168      168
   Death benefits............   1,075       --
   Surrenders................ (73,422)  (7,040)
   Administrative
     expenses................     (19)     (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (565)   6,871
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (72,763)     (22)
                              -------  -------
Increase (decrease) in
  net assets................. (72,982)  32,447
Net assets at beginning
  of year.................... 165,837  133,390
                              -------  -------
Net assets at end of year....  92,855  165,837
                              =======  =======
Change in units (note 5):
   Units purchased...........     690      693
   Units redeemed............  (5,083)    (727)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,393)     (34)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 JANUS ASPEN SERIES (CONTINUED)
                              ------------------------------------------------------------------------------------
                                FLEXIBLE BOND                                                    GLOBAL TECHNOLOGY
                                 PORTFOLIO --       FORTY PORTFOLIO --     FORTY PORTFOLIO --      PORTFOLIO --
                              INSTITUTIONAL SHARES INSTITUTIONAL SHARES      SERVICE SHARES       SERVICE SHARES
                              -------------------  --------------------  ----------------------  ---------------
                                                                    YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                2011       2010       2011       2010       2011        2010      2011      2010
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,254     4,623     (11,169)   (15,643)   (116,917)   (130,101)   (174)     (294)
   Net realized gain
     (loss) on
     investments.............      664     5,147      85,471     69,268     192,565     481,652   1,149     3,876
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (2,823)   (2,782)   (152,973)     8,740    (765,312)   (359,496) (1,910)      293
   Capital gain
     distribution............    1,474       345          --         --          --          --      --        --
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,569     7,333     (78,671)    62,365    (689,664)     (7,945)   (935)    3,875
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --          90         --      75,824     801,175      --        --
   Death benefits............       --        --          --    (13,853)     (2,109)     (7,683)     --        --
   Surrenders................  (15,243)  (67,056)   (394,394)  (282,789) (1,326,416)   (401,912) (2,272)  (10,818)
   Administrative
     expenses................      (45)      (43)       (824)    (1,081)    (48,898)    (52,408)    (14)      (21)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      347     1,690     (18,425)   (20,836)    926,544  (6,000,519)    896     3,869
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (14,941)  (65,409)   (413,553)  (318,559)   (375,055) (5,661,347) (1,390)   (6,970)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets.................  (11,372)  (58,076)   (492,224)  (256,194) (1,064,719) (5,669,292) (2,325)   (3,095)
Net assets at beginning
  of year....................   74,993   133,069   1,334,632  1,590,826   8,527,351  14,196,643  12,360    15,455
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
Net assets at end of year.... $ 63,621    74,993     842,408  1,334,632   7,462,632   8,527,351  10,035    12,360
                              ========   =======   =========  =========  ==========  ==========  ======   =======
Change in units (note 5):
   Units purchased...........       19        95         460      5,023     198,669     885,198     120       412
   Units redeemed............     (822)   (3,777)    (23,270)   (23,524)   (225,621) (1,546,230)   (249)     (971)
                              --------   -------   ---------  ---------  ----------  ----------  ------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (803)   (3,682)    (22,810)   (18,501)    (26,952)   (661,032)   (129)     (559)
                              ========   =======   =========  =========  ==========  ==========  ======   =======

                              -------------------

                              JANUS PORTFOLIO --
                              INSTITUTIONAL SHARES
                              -------------------

                              -------------------
                                2011       2010
                              --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (4,778)   (2,082)
   Net realized gain
     (loss) on
     investments.............  (31,212)  (17,064)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    8,086    98,255
   Capital gain
     distribution............       --        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (27,904)   79,109
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............      355       365
   Death benefits............       89    (9,004)
   Surrenders................ (242,986)  (56,636)
   Administrative
     expenses................     (441)     (554)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,104)     (275)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (252,087)  (66,104)
                              --------   -------
Increase (decrease) in
  net assets................. (279,991)   13,005
Net assets at beginning
  of year....................  670,642   657,637
                              --------   -------
Net assets at end of year....  390,651   670,642
                              ========   =======
Change in units (note 5):
   Units purchased...........      376        61
   Units redeemed............  (23,077)   (6,536)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (22,701)   (6,475)
                              ========   =======


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               JANUS ASPEN SERIES (CONTINUED)
                              -------------------------------------------------------------------------------------
                              JANUS PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- WORLDWIDE PORTFOLIO --
                               SERVICE SHARES    INSTITUTIONAL SHARES     SERVICE SHARES     INSTITUTIONAL SHARES
                              ----------------   --------------------  --------------------  ---------------------
                                                                   YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                2011      2010     2011       2010        2011       2010      2011        2010
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (984)   (1,151)   (5,062)    (6,632)     (8,826)    (9,254)   (5,203)     (5,929)
   Net realized gain
     (loss) on
     investments.............     711     1,216     7,695    172,216     123,462     22,904   (55,558)    (68,049)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (6,017)    9,632  (212,073)    20,496    (392,239)   184,009   (17,293)    171,511
   Capital gain
     distribution............      --        --     5,267         --       7,148         --        --          --
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  (6,290)    9,697  (204,173)   186,080    (270,455)   197,659   (78,054)     97,533
                              -------   -------  --------   --------   ---------  ---------   --------   --------
From capital
  transactions (note 4):
   Net premiums..............      --        --        --         --          --         --       445         365
   Death benefits............      --        --   (17,386)        --          --         --        40        (640)
   Surrenders................  (1,700)   (3,323)  (96,541)  (392,912)   (233,755)   (32,515) (205,262)   (117,399)
   Administrative
     expenses................     (19)      (20)     (500)      (635)       (255)      (461)     (449)       (510)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      82   (25,360)    3,515    (42,474)       (373)    (4,061)  (13,887)    (38,003)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,637)  (28,703) (110,912)  (436,021)   (234,383)   (37,037) (219,113)   (156,187)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Increase (decrease) in
  net assets.................  (7,927)  (19,006) (315,085)  (249,941)   (504,838)   160,622  (297,167)    (58,654)
Net assets at beginning
  of year....................  91,659   110,665   670,396    920,337   1,034,133    873,511   726,385     785,039
                              -------   -------  --------   --------   ---------  ---------   --------   --------
Net assets at end of year.... $83,732    91,659   355,311    670,396     529,295  1,034,133   429,218     726,385
                              =======   =======  ========   ========   =========  =========   ========   ========
Change in units (note 5):
   Units purchased...........       9     1,659       613      9,160          --         83       433       2,952
   Units redeemed............    (193)   (4,797)   (5,305)   (24,895)    (10,006)    (1,657)  (21,440)    (19,082)
                              -------   -------  --------   --------   ---------  ---------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (184)   (3,138)   (4,692)   (15,735)    (10,006)    (1,574)  (21,007)    (16,130)
                              =======   =======  ========   ========   =========  =========   ========   ========

                              ---------------------
                              WORLDWIDE PORTFOLIO --
                               SERVICE SHARES
                              ---------------------

                              ---------------------
                                2011        2010
                               -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,268)     (2,833)
   Net realized gain
     (loss) on
     investments.............   8,833       4,357
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (36,221)     29,303
   Capital gain
     distribution............      --          --
                               -------     -------
       Increase
         (decrease) in
         net assets from
         operations.......... (29,656)     30,827
                               -------     -------
From capital
  transactions (note 4):
   Net premiums..............     168         168
   Death benefits............      --          --
   Surrenders................ (53,788)    (61,864)
   Administrative
     expenses................     (45)        (55)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   3,723     (12,667)
                               -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (49,942)    (74,418)
                               -------     -------
Increase (decrease) in
  net assets................. (79,598)    (43,591)
Net assets at beginning
  of year.................... 248,617     292,208
                               -------     -------
Net assets at end of year.... 169,019     248,617
                               =======     =======
Change in units (note 5):
   Units purchased...........     779         686
   Units redeemed............  (5,741)     (9,711)
                               -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,962)     (9,025)
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              ---------------------------------------------------------------------------------------
                                                                                         LEGG MASON
                                                     LEGG MASON        LEGG MASON        CLEARBRIDGE      LEGG MASON
                                  LEGG MASON        CLEARBRIDGE       CLEARBRIDGE         VARIABLE        CLEARBRIDGE
                                 CLEARBRIDGE      VARIABLE EQUITY   VARIABLE EQUITY      FUNDAMENTAL    VARIABLE LARGE
                              VARIABLE AGGRESSIVE  INCOME BUILDER    INCOME BUILDER     ALL CAP VALUE      CAP VALUE
                              GROWTH PORTFOLIO --   PORTFOLIO --      PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                   CLASS II           CLASS I           CLASS II           CLASS I          CLASS I
                              -----------------   ---------------  -----------------  ----------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------
                                2011       2010    2011     2010     2011     2010      2011     2010    2011    2010
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(10,370)   (9,995)    103       56    6,084    10,216   (1,095)     351     282     566
   Net realized gain
     (loss) on
     investments.............   16,712     6,296    (480) (22,903) (16,778)   (1,872)  (8,443) (26,739)    238    (160)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     (512)  141,050     752   27,298   41,471    45,997  (11,921)  77,356     809   2,492
   Capital gain
     distribution............       --        --      --       --       --        --       --       --      --      --
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,830   137,351     375    4,451   30,777    54,341  (21,459)  50,968   1,329   2,898
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
From capital
  transactions (note 4):
   Net premiums..............    5,113     4,971      --       --       --        --   19,210    3,804      --      --
   Death benefits............       --        --      --   (2,591)      --        --       --       --      --      --
   Surrenders................  (39,393)  (76,468) (1,146) (53,868) (30,236)  (12,271) (90,544) (62,140) (4,543) (4,600)
   Administrative
     expenses................   (1,043)     (985)     (5)      (9)    (527)     (383)    (395)    (486)    (44)    (41)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (45,424)    9,763    (186)     118  (44,490)  (13,649)   4,016   (7,942)     (1)      5
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (80,747)  (62,719) (1,337) (56,350) (75,253)  (26,303) (67,713) (66,764) (4,588) (4,636)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Increase (decrease) in
  net assets.................  (74,917)   74,632    (962) (51,899) (44,476)   28,038  (89,172) (15,796) (3,259) (1,738)
Net assets at beginning
  of year....................  696,776   622,144   6,673   58,572  598,793   570,755  380,273  396,069  37,767  39,505
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
Net assets at end of year.... $621,859   696,776   5,711    6,673  554,317   598,793  291,101  380,273  34,508  37,767
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======
Change in units (note 5):
   Units purchased...........      565     2,151      --       28    1,130   235,259    4,043    3,817      --      --
   Units redeemed............   (5,950)   (6,908)   (152)  (6,783)  (9,956) (238,686) (11,521) (12,418)   (346)   (381)
                              --------   -------  ------  -------  -------  --------  -------  -------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,385)   (4,757)   (152)  (6,755)  (8,826)   (3,427)  (7,478)  (8,601)   (346)   (381)
                              ========   =======  ======  =======  =======  ========  =======  =======  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 LEGG MASON
                              PARTNERS VARIABLE
                                INCOME TRUST                              MFS(R) VARIABLE INSURANCE TRUST
                              ----------------   -------------------------------------------------------------------
                                 LEGG MASON
                                WESTERN ASSET
                              VARIABLE STRATEGIC MFS(R) INVESTORS GROWTH MFS(R) INVESTORS TRUST MFS(R) NEW DISCOVERY
                              BOND PORTFOLIO --  STOCK SERIES -- SERVICE   SERIES -- SERVICE    SERIES -- SERVICE
                                   CLASS I           CLASS SHARES            CLASS SHARES          CLASS SHARES
                              ----------------   ----------------------  --------------------   -------------------
                                                                    YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2011      2010      2011        2010        2011        2010      2011       2010
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   964       486    (17,181)    (17,564)     (9,281)     (6,356)  (10,946)  (12,487)
   Net realized gain
     (loss) on
     investments.............     (13)     (569)    65,935      19,117      43,436      16,229    81,105    20,740
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   1,442     6,419    (59,878)    131,512     (69,731)     91,290  (221,723)  231,340
   Capital gain
     distribution............      --        --         --          --          --          --    83,955        --
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,393     6,336    (11,124)    133,065     (35,576)    101,163   (67,609)  239,593
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --      1,817         300       3,805       2,297        --        --
   Death benefits............      --        --         --      (2,027)         --     (43,213)      904        --
   Surrenders................  (1,150)  (23,481)  (216,127)   (110,732)   (272,985)   (208,929) (309,611)  (83,592)
   Administrative
     expenses................     (41)      (44)    (1,139)     (1,149)     (1,724)     (1,808)     (310)     (461)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (79)      160   (127,471)    (54,134)    (81,931)    (45,288)  (81,116)   11,711
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,270)  (23,365)  (342,920)   (167,742)   (352,835)   (296,941) (390,133)  (72,342)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Increase (decrease) in
  net assets.................   1,123   (17,029)  (354,044)    (34,677)   (388,411)   (195,778) (457,742)  167,251
Net assets at beginning
  of year....................  44,625    61,654  1,421,176   1,455,853   1,273,480   1,469,258   935,191   767,940
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
Net assets at end of year.... $45,748    44,625  1,067,132   1,421,176     885,069   1,273,480   477,449   935,191
                              =======   =======  =========   =========   =========   =========  ========   =======
Change in units (note 5):
   Units purchased...........      33        38      2,019      18,719       1,391       9,063     3,035    10,953
   Units redeemed............    (109)   (1,496)   (37,859)    (37,758)    (33,611)    (39,115)  (31,902)  (17,624)
                              -------   -------  ---------   ---------   ---------   ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (76)   (1,458)   (35,840)    (19,039)    (32,220)    (30,052)  (28,867)   (6,671)
                              =======   =======  =========   =========   =========   =========  ========   =======



                              ------------------


                               MFS(R) STRATEGIC
                               INCOME SERIES --
                              SERVICE CLASS SHARES
                              ------------------

                              -----------------
                                2011       2010
                              --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   19,518     16,193
   Net realized gain
     (loss) on
     investments.............    2,640     14,478
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (6,714)    13,571
   Capital gain
     distribution............       --         --
                              --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   15,444     44,242
                              --------   --------
From capital
  transactions (note 4):
   Net premiums..............       --         20
   Death benefits............       --     (1,520)
   Surrenders................ (172,600)   (45,951)
   Administrative
     expenses................     (606)      (595)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (32,677)  (333,712)
                              --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (205,883)  (381,758)
                              --------   --------
Increase (decrease) in
  net assets................. (190,439)  (337,516)
Net assets at beginning
  of year....................  562,925    900,441
                              --------   --------
Net assets at end of year....  372,486    562,925
                              ========   ========
Change in units (note 5):
   Units purchased...........      996     18,057
   Units redeemed............  (15,009)   (51,324)
                              --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (14,013)   (33,267)
                              ========   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                     --------------------------------------------             -----------------------------------

                                                                                          OPPENHEIMER           OPPENHEIMER
                              MFS(R) TOTAL RETURN SERIES -- MFS(R) UTILITIES SERIES -- BALANCED FUND/VA --  BALANCED FUND/VA --
                                SERVICE CLASS SHARES        SERVICE CLASS SHARES       NON-SERVICE SHARES     SERVICE SHARES
                              ----------------------------  -------------------------  ------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------------------
                                  2011           2010          2011          2010        2011      2010       2011       2010
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    63,287         92,182       52,576        57,017      2,656         8       9,253    (50,939)
   Net realized gain
     (loss) on
     investments.............       5,053       (226,474)      96,718        (8,344)   (11,201)  (17,435)   (163,891)  (292,893)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (109,133)     1,125,056       41,775       367,159      7,452    48,083      58,079  1,013,290
   Capital gain
     distribution............          --             --           --            --         --        --          --         --
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (40,793)       990,764      191,069       415,832     (1,093)   30,656     (96,559)   669,458
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      79,894        398,208       13,733       152,879        355       365      51,748    132,947
   Death benefits............      (7,857)            --      (12,517)           --         80    (1,889)         --         --
   Surrenders................  (1,111,662)      (584,831)    (414,312)     (360,929)   (32,338)  (17,736)   (349,660)  (412,959)
   Administrative
     expenses................     (46,954)       (44,365)     (10,997)      (10,389)      (267)     (267)    (23,190)   (21,844)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (224,273)       282,921     (181,657)      (68,820)       (36)  (18,842)   (236,613)  (113,729)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,310,852)        51,933     (605,750)     (287,259)   (32,206)  (38,369)   (557,715)  (415,585)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................  (1,351,645)     1,042,697     (414,681)      128,573    (33,299)   (7,713)   (654,274)   253,873
Net assets at beginning
  of year....................  14,027,033     12,984,336    3,938,446     3,809,873    280,300   288,013   6,819,646  6,565,773
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
Net assets at end of year.... $12,675,388     14,027,033    3,523,765     3,938,446    247,001   280,300   6,165,372  6,819,646
                               ===========     ==========    =========     =========   =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........      89,990        698,164        9,684        42,741         50       156      34,639    215,217
   Units redeemed............    (209,619)      (693,235)     (46,209)      (55,990)    (2,744)   (3,598)   (102,177)  (265,376)
                               -----------     ----------    ---------     ---------   -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (119,629)         4,929      (36,525)      (13,249)    (2,694)   (3,442)    (67,538)   (50,159)
                               ===========     ==========    =========     =========   =======   =======   =========  =========

                                 OPPENHEIMER
                              CAPITAL APPRECIATION
                                 FUND/VA --
                              NON-SERVICE SHARES
                              -------------------

                              --------------------
                                2011       2010
                               -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (2,449)    (3,040)
   Net realized gain
     (loss) on
     investments.............     888       (910)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (4,265)    22,534
   Capital gain
     distribution............      --         --
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  (5,826)    18,584
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............     355        365
   Death benefits............      --    (18,229)
   Surrenders................ (14,255)   (42,629)
   Administrative
     expenses................    (314)      (360)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      44       (968)
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (14,170)   (61,821)
                               -------   -------
Increase (decrease) in
  net assets................. (19,996)   (43,237)
Net assets at beginning
  of year.................... 238,092    281,329
                               -------   -------
Net assets at end of year.... 218,096    238,092
                               =======   =======
Change in units (note 5):
   Units purchased...........      79        112
   Units redeemed............  (1,228)    (5,355)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,149)    (5,243)
                               =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------------------------------
                                   OPPENHEIMER          OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                               CAPITAL APPRECIATION      CORE BOND         GLOBAL SECURITIES       HIGH INCOME
                                    FUND/VA --          FUND/VA --            FUND/VA --           FUND/VA --
                                  SERVICE SHARES     NON-SERVICE SHARES     SERVICE SHARES      NON-SERVICE SHARES
                              ---------------------  ----------------   ----------------------  ----------------
                                                                       YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                 2011        2010      2011      2010      2011        2010       2011      2010
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (41,512)   (47,145)  17,144     1,787     (75,738)    (56,386)   3,858     2,421
   Net realized gain
     (loss) on
     investments.............     60,457    (13,261) (24,198)  (23,386)    508,669     440,116  (11,344)  (13,417)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (96,926)   271,937   30,039    59,740  (1,698,118)  1,485,640    5,743    17,176
   Capital gain
     distribution............         --         --       --        --          --          --       --        --
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (77,981)   211,531   22,985    38,141  (1,265,187)  1,869,370   (1,743)    6,180
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
From capital
  transactions (note 4):
   Net premiums..............     11,754     10,750       --        --     103,264     675,126       --        --
   Death benefits............     (4,880)      (756)  (8,727)       --     (10,727)    (13,912)      --        --
   Surrenders................   (408,599)  (282,843) (56,432)  (57,242) (1,389,922)   (980,906)  (4,117)   (5,385)
   Administrative
     expenses................     (3,865)    (3,809)    (211)     (266)    (72,172)    (64,991)     (42)      (49)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (151,365)   (12,166)  (2,201)      443    (147,357)    (77,548)    (446)       16
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (556,955)  (288,824) (67,571)  (57,065) (1,516,914)   (462,231)  (4,605)   (5,418)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (634,936)   (77,293) (44,586)  (18,924) (2,782,101)  1,407,139   (6,348)      762
Net assets at beginning
  of year....................  3,119,133  3,196,426  369,203   388,127  14,902,852  13,495,713   50,309    49,547
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
Net assets at end of year.... $2,484,197  3,119,133  324,617   369,203  12,120,751  14,902,852   43,961    50,309
                              ==========  =========  =======   =======  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........      7,733     25,068      261       605     189,506     731,562      260       216
   Units redeemed............    (50,280)   (47,844)  (6,774)   (6,324)   (284,148)   (728,029)  (1,523)   (1,783)
                              ----------  ---------  -------   -------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (42,547)   (22,776)  (6,513)   (5,719)    (94,642)      3,533   (1,263)   (1,567)
                              ==========  =========  =======   =======  ==========  ==========  =======   =======

                              ---------------------
                                    OPPENHEIMER
                                    MAIN STREET
                                    FUND/VA --
                                  SERVICE SHARES
                              ----------------------

                              ---------------------
                                 2011        2010
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (328,503)   (224,445)
   Net realized gain
     (loss) on
     investments.............  1,071,181   1,227,088
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,289,447)  3,377,702
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (546,769)  4,380,345
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    286,116   1,326,805
   Death benefits............    (29,793)    (56,596)
   Surrenders................ (2,115,061) (1,735,146)
   Administrative
     expenses................   (183,956)   (164,602)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (992,458)  8,756,959
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (3,035,152)  8,127,420
                              ----------  ----------
Increase (decrease) in
  net assets................. (3,581,921) 12,507,765
Net assets at beginning
  of year.................... 31,205,841  18,698,076
                              ----------  ----------
Net assets at end of year.... 27,623,920  31,205,841
                              ==========  ==========
Change in units (note 5):
   Units purchased...........    370,404   3,417,470
   Units redeemed............   (687,282) (2,280,149)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (316,878)  1,137,321
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)              PIMCO VARIABLE INSURANCE TRUST
                           -----------------------------------------------------------    --------------------------------------
                                                                                                                  FOREIGN BOND
                                                                                                                    PORTFOLIO
                           OPPENHEIMER MAIN STREET  OPPENHEIMER SMALL- OPPENHEIMER SMALL-       ALL ASSET         (U.S. DOLLAR
                               SMALL- & MID-CAP     & MID-CAP GROWTH   & MID-CAP GROWTH       PORTFOLIO --         HEDGED) --
                                FUND(R)/VA --          FUND/VA --         FUND/VA --             ADVISOR         ADMINISTRATIVE
                                SERVICE SHARES      NON-SERVICE SHARES  SERVICE SHARES        CLASS SHARES        CLASS SHARES
                           -----------------------  ----------------   ----------------   --------------------  ----------------
                                                                 YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------
                               2011        2010       2011      2010     2011      2010      2011       2010      2011     2010
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income
     (expense)............ $  (224,442)   (166,847)  (3,107)   (3,445)  (3,717)   (3,337)    99,618     85,629      459    2,562
   Net realized
     gain (loss) on
     investments..........     812,189     553,286   (9,018)  (53,649)   7,329    (1,853)     2,654        (78)     540      216
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......  (1,078,447)  3,168,861   14,342   112,230   (3,278)   57,283   (102,963)    89,394    2,780    3,642
   Capital gain
     distribution.........          --          --       --        --       --        --         --         --      950      449
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         operations.......    (490,700)  3,555,300    2,217    55,136      334    52,093       (691)   174,945    4,729    6,869
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
From capital
  transactions
  (note 4):
   Net premiums...........     160,880     242,882       --        --       --        --      2,429      9,065       --       --
   Death benefits.........     (36,735)    (31,130)      --        --       --        --         --         --       --       --
   Surrenders.............  (1,334,340)   (730,723) (34,666)  (71,366) (37,221)   (7,697)  (177,262)  (108,981) (30,979) (12,182)
   Administrative
     expenses.............     (94,444)    (55,403)    (336)     (357)    (284)     (213)    (3,210)    (3,705)     (24)     (20)
   Transfers
     between
     subaccounts
     (including
     fixed
     account), net........    (705,679)  8,880,238       29    (3,920) (24,649)   11,496     51,838    253,733   23,500    2,909
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
       Increase
         (decrease)
         in net
         assets
         from
         capital
         transactions.....  (2,010,318)  8,305,864  (34,973)  (75,643) (62,154)    3,586   (126,205)   150,112   (7,503)  (9,293)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Increase (decrease)
  in net assets...........  (2,501,018) 11,861,164  (32,756)  (20,507) (61,820)   55,679   (126,896)   325,057   (2,774)  (2,424)
Net assets at
  beginning of year.......  18,255,327   6,394,163  230,642   251,149  257,747   202,068  1,830,993  1,505,936  101,599  104,023
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
Net assets at end
  of year................. $15,754,309  18,255,327  197,886   230,642  195,927   257,747  1,704,097  1,830,993   98,825  101,599
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======
Change in units
  (note 5):
   Units purchased........     281,582   1,965,642      211     2,023       44     1,348     41,422     35,838    2,263      240
   Units redeemed.........    (420,118)   (916,644)  (3,210)   (9,958)  (4,755)     (988)   (52,788)   (21,811)  (2,784)    (900)
                           -----------  ----------  -------   -------  -------   -------  ---------  ---------  -------  -------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............    (138,536)  1,048,998   (2,999)   (7,935)  (4,711)      360    (11,366)    14,027     (521)    (660)
                           ===========  ==========  =======   =======  =======   =======  =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                                          LONG-TERM U.S.
                                                            GOVERNMENT             LOW DURATION             TOTAL RETURN
                             HIGH YIELD PORTFOLIO --       PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ADMINISTRATIVE          ADMINISTRATIVE          ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES            CLASS SHARES            CLASS SHARES             CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011        2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   608,425     588,335      79,001     328,278      (3,656)     89,699      533,508   2,238,797
 Net realized gain
   (loss) on investments....     154,637     422,719     103,795    (164,913)    167,743     360,900      723,664   1,223,508
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (566,885)    239,223   1,192,760     661,170    (370,992)    770,829     (887,625)    242,863
 Capital gain
   distribution.............          --          --     138,583          --          --          --      710,488     107,599
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     196,177   1,250,277   1,514,139     824,535    (206,905)  1,221,428    1,080,035   3,812,767
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     111,456     464,069      18,662     230,790     409,803   2,801,179      383,741   3,587,922
 Death benefits.............     (23,543)    (26,527)     (2,089)       (167)    (82,838)    (99,081)     (40,492)    (97,031)
 Surrenders.................  (1,340,345)   (841,706) (1,171,024) (1,462,289) (2,162,937) (1,561,285)  (9,005,413) (7,075,457)
 Administrative expenses....     (52,751)    (42,634)    (14,661)    (17,367)   (230,584)   (207,749)    (249,856)   (243,352)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (277,798)  2,316,253    (493,516) (4,484,415)    443,507  (5,591,745)  (2,281,087)  7,665,932
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,582,981)  1,869,455  (1,662,628) (5,733,448) (1,623,049) (4,658,681) (11,193,107)  3,838,014
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (1,386,804)  3,119,732    (148,489) (4,908,913) (1,829,954) (3,437,253) (10,113,072)  7,650,781
Net assets at beginning
 of year....................  12,016,714   8,896,982   6,870,026  11,778,939  36,933,944  40,371,197   59,094,881  51,444,100
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,629,910  12,016,714   6,721,537   6,870,026  35,103,990  36,933,944   48,981,809  59,094,881
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     103,507     773,588      27,286     342,785     642,962   3,238,360      600,542   2,584,431
 Units redeemed.............    (214,033)   (602,771)   (121,361)   (778,551)   (780,615) (3,647,680)  (1,314,898) (2,136,246)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (110,526)    170,817     (94,075)   (435,766)   (137,653)   (409,320)    (714,356)    448,185
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========

                                   RYDEX
                               VARIABLE TRUST
                             -----------------



                                 NASDAQ --
                                100(R) FUND
                             -----------------

                             ------------------
                               2011      2010
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (10,189) (13,038)
 Net realized gain
   (loss) on investments....  130,151   21,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (106,267) 114,029
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   13,695  122,380
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --
 Death benefits............. (281,398)  (2,924)
 Surrenders.................  (65,862) (68,706)
 Administrative expenses....     (104)     (97)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (24,268)  (7,795)
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (371,632) (79,522)
                             --------  -------
Increase (decrease) in
 net assets................. (357,937)  42,858
Net assets at beginning
 of year....................  858,786  815,928
                             --------  -------
Net assets at end of year...  500,849  858,786
                             ========  =======
Change in units (note 5):
 Units purchased............    1,389    1,287
 Units redeemed.............  (34,677) (10,001)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (33,288)  (8,714)
                             ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      THE ALGER PORTFOLIOS
                              ------------------------------------
                               ALGER LARGE CAP     ALGER SMALL CAP
                              GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                               CLASS I-2 SHARES    CLASS I-2 SHARES
                              -----------------   -----------------

                              ---------------------------------------
                                2011       2010     2011       2010
                              --------   -------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (803)   (1,327)   (2,827)   (3,448)
   Net realized gain
     (loss) on
     investments.............   (1,131)   (5,617)   32,851     5,058
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (1,424)   29,359   (31,580)   50,265
   Capital gain
     distribution............       --        --        --        --
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,358)   22,415    (1,556)   51,875
                              --------   -------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --        --        --        --
   Death benefits............       --    (1,066)       --        --
   Surrenders................  (11,413)  (25,518)  (98,431)  (32,347)
   Administrative
     expenses................     (159)     (186)     (237)     (255)
   Transfers between
     subaccounts
     (including fixed
     account), net...........        1       (22)   (2,053)   (3,542)
                              --------   -------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (11,571)  (26,792) (100,721)  (36,144)
                              --------   -------  --------   -------
Increase (decrease) in
  net assets.................  (14,929)   (4,377) (102,277)   15,731
Net assets at beginning
  of year....................  206,608   210,985   262,429   246,698
                              --------   -------  --------   -------
Net assets at end of year.... $191,679   206,608   160,152   262,429
                              ========   =======  ========   =======
Change in units (note 5):
   Units purchased...........       --        --       611        68
   Units redeemed............   (1,010)   (2,561)   (8,130)   (3,432)
                              --------   -------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,010)   (2,561)   (7,519)   (3,364)
                              ========   =======  ========   =======

                                                THE PRUDENTIAL SERIES FUND
                              ------------------------------------------------------------------
                              JENNISON 20/20 FOCUS                           NATURAL RESOURCES
                                  PORTFOLIO --      JENNISON PORTFOLIO --      PORTFOLIO --
                                 CLASS II SHARES     CLASS II SHARES          CLASS II SHARES
                              --------------------  --------------------  ----------------------
                              YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------
                                 2011       2010      2011       2010        2011        2010
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (19,192)   (22,054)  (1,709)    (1,580)      (61,654)    (71,420)
   Net realized gain
     (loss) on
     investments.............   108,082     (8,082)   2,694      2,377       333,667      45,963
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (133,956)   121,987   (3,856)     5,576    (1,111,388)    833,379
   Capital gain
     distribution............        --         --       --         --            --          --
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (45,066)    91,851   (2,871)     6,373      (839,375)    807,922
                              ---------  ---------   -------    -------   ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............        --      1,050   11,960         --        16,214     173,131
   Death benefits............        --         --       --         --            --          --
   Surrenders................  (140,839)   (65,743)  (4,793)   (15,135)     (840,446)   (292,947)
   Administrative
     expenses................    (1,784)    (2,595)    (248)      (189)      (19,005)    (20,278)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (388,052)    18,546  (16,195)    11,494       415,471  (1,026,600)
                              ---------  ---------   -------    -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (530,675)   (48,742)  (9,276)    (3,830)     (427,766) (1,166,694)
                              ---------  ---------   -------    -------   ----------  ----------
Increase (decrease) in
  net assets.................  (575,741)    43,109  (12,147)     2,543    (1,267,141)   (358,772)
Net assets at beginning
  of year.................... 1,596,831  1,553,722  115,547    113,004     4,584,639   4,943,411
                              ---------  ---------   -------    -------   ----------  ----------
Net assets at end of year.... 1,021,090  1,596,831  103,400    115,547     3,317,498   4,584,639
                              =========  =========   =======    =======   ==========  ==========
Change in units (note 5):
   Units purchased...........     6,364    186,805      898      2,620        81,432     261,741
   Units redeemed............   (32,146)  (189,031)  (1,574)    (3,186)      (90,265)   (386,171)
                              ---------  ---------   -------    -------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (25,782)    (2,226)    (676)      (566)       (8,833)   (124,430)
                              =========  =========   =======    =======   ==========  ==========


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              WELLS FARGO VARIABLE TRUST
                              ------------------------
                              WELLS FARGO ADVANTAGE VT
                                OMEGA GROWTH FUND --
                                       CLASS 2
                              ------------------------
                                            PERIOD FROM
                               YEAR ENDED    JULY 16 TO
                              DECEMBER 31,  DECEMBER 31,
                                  2011          2010
                              ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,142)        (859)
   Net realized gain
     (loss) on
     investments.............      2,551        2,938
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (12,183)      25,228
   Capital gain
     distribution............      1,103           --
                                --------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    (10,671)      27,307
                                --------      -------
From capital
  transactions (note 4):
   Net premiums..............         --           --
   Death benefits............         --           --
   Surrenders................     (2,434)      (1,661)
   Administrative
     expenses................       (632)        (337)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     25,317      101,748
                                --------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     22,251       99,750
                                --------      -------
Increase (decrease) in
  net assets.................     11,580      127,057
Net assets at beginning
  of year....................    127,057           --
                                --------      -------
Net assets at end of year....   $138,637      127,057
                                ========      =======
Change in units (note 5):
   Units purchased...........      2,648       21,694
   Units redeemed............       (895)     (11,610)
                                --------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      1,753       10,084
                                ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I Shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund Series I Shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 on April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I and the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Investors Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to the Oppenheimer Variable Account Funds
-- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares and the Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to the Oppenheimer Variable Account Funds --
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares on April 30, 2010.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;

   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;

   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;

   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;

   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares; and

   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares was liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between level 1 and level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLICNY separate accounts would be liquidated and substituted for shares of other Portfolios available in GLICNY variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLICNY variable annuity contracts.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $    62,531 $   323,833
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      10,073     128,098
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............      50,007      74,904
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,077      58,488
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   2,162,608   2,241,503
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............      17,019     156,905
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................     141,090       4,511
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................      23,730     225,603
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     106,552     827,342
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............     281,431     430,448
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................     424,177     784,508
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     164,961     354,890
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...     669,610   1,370,026
  AllianceBernstein
   International Value
   Portfolio -- Class B...   3,185,362   2,847,469
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...      19,323     138,592
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     105,240     156,200
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   3,034,347   4,887,741
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      14,712     110,535
  VP International Fund
   -- Class I.............     190,452     214,182
  VP Ultra(R) Fund --
   Class I................      47,189     118,772
  VP Value Fund -- Class
   I......................      35,960     157,244
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     123,553     340,308
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  10,714,753  12,955,050
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      34,157      72,012
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      68,231     155,014
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.     268,974   1,072,631
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   1,279,495   1,899,628
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares......     100,700       7,069
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      19,168     101,033
  DWS Large Cap Value
   VIP -- Class B Shares..     544,980      67,730
  DWS Strategic Value
   VIP -- Class B Shares..      54,321     560,167
  DWS Technology VIP --
   Class B Shares.........         311     106,871
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       7,347      45,145
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,304,804   1,375,238
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      14,525      49,000

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............ $   954,038 $ 2,941,927
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......       1,253      27,608
  Federated High Income
   Bond Fund II --
   Primary Shares.........       2,350      23,743
  Federated High Income
   Bond Fund II --
   Service Shares.........     555,771   1,937,201
  Federated Kaufmann
   Fund II -- Service
   Shares.................   1,729,748   2,163,484
  Federated Managed
   Volatility Fund II.....       5,072      43,032
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................       4,622       2,967
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................      33,639     252,452
  VIP Balanced Portfolio
   -- Service Class 2.....   1,404,907   3,133,798
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      30,660     166,704
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   2,012,290   7,428,910
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................       1,178      21,133
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      25,385     149,501
  VIP Equity-Income
   Portfolio -- Service
   Class 2................     482,133   1,427,842
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       5,060      23,282
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     133,929     434,714
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         568      29,228
  VIP Growth Portfolio
   -- Initial Class.......      11,954      97,429
  VIP Growth Portfolio
   -- Service Class 2.....      80,248     396,039
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........     531,550     719,396
  VIP Mid Cap Portfolio
   -- Service Class 2.....     417,413   3,008,514
  VIP Overseas Portfolio
   -- Initial Class.......       3,974       6,962
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      11,955      53,699
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   9,877,715  17,032,022
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.     112,569     145,575
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........     668,844   2,555,905
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   1,147,223   2,132,497
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       2,700       1,948
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     235,026     444,380
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........       5,712       1,252
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........     227,252     489,409
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      39,513     310,666
  Income Fund -- Class 1
   Shares.................     177,697     483,374
  International Equity
   Fund -- Class 1 Shares.      12,922      14,045
  Mid-Cap Equity Fund --
   Class 1 Shares.........     262,329     528,377
  Money Market Fund.......  27,122,041  31,720,418
  Premier Growth Equity
   Fund -- Class 1 Shares.      14,814     213,906
  Real Estate Securities
   Fund -- Class 1 Shares.     626,182   1,451,814
  S&P 500(R) Index Fund...   1,371,199   5,393,588
  Small-Cap Equity Fund
   -- Class 1 Shares......      78,950     564,613
  Total Return Fund --
   Class 1 Shares.........   1,240,859   3,011,500
  Total Return Fund --
   Class 3 Shares.........   7,094,527  16,463,946
  U.S. Equity Fund --
   Class 1 Shares.........      43,277     253,960

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares......... $  906,662 $  776,887
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    237,400    183,541
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......  1,279,796  1,474,717
  Genworth Enhanced
   International Index
   Fund -- Service Shares.     94,993    203,805
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  5,029,280  7,944,216
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.  1,359,283  1,845,404
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  5,414,553  6,094,731
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.  2,887,243  1,988,186
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      1,073      3,029
  Goldman Sachs Mid Cap
   Value Fund.............     61,261    212,254
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...  1,197,866  1,790,811
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...    280,964    463,475
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      6,017     48,340
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...     71,556    123,111
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................     92,244    129,592
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...    106,198    176,897
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...    119,786    580,191
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...     20,573     68,234
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...    308,097    450,012
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...    113,031    284,608
  Balanced Portfolio --
   Service Shares.........  2,253,509  2,108,745
  Enterprise Portfolio
   -- Institutional
   Shares.................      3,730    332,879
  Enterprise Portfolio
   -- Service Shares......     12,438     87,076
  Flexible Bond
   Portfolio --
   Institutional Shares...      7,064     16,277
  Forty Portfolio --
   Institutional Shares...     11,447    436,182
  Forty Portfolio --
   Service Shares.........  2,217,441  2,713,484
  Global Technology
   Portfolio -- Service
   Shares.................      1,310      2,866
  Janus Portfolio --
   Institutional Shares...      6,373    263,249
  Janus Portfolio --
   Service Shares.........        475      3,097
  Overseas Portfolio --
   Institutional Shares...     22,937    133,657
  Overseas Portfolio --
   Service Shares.........      9,866    245,948
  Worldwide Portfolio --
   Institutional Shares...      7,042    231,369
  Worldwide Portfolio --
   Service Shares.........      7,162     59,376
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............      7,646     98,768
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I...        190      1,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..     26,877     95,681
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...     37,170    105,228
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I................        797      5,102
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I...      2,145      2,450

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $    24,344 $   399,153
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      24,100     384,790
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     127,498     446,773
  MFS(R) Strategic
   Income Series --
   Service Class Shares..      41,838     228,263
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   1,299,813   2,583,040
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     252,172     803,387
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....       6,968      36,519
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................     410,095     956,325
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.       1,847      17,972
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      99,376     695,635
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....      24,655      75,085
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   1,896,211   3,497,321
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....       5,491       6,237
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   3,336,041   6,681,435
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   2,768,700   5,002,830
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....       2,315      40,395
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................         698      66,417
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..     679,021     661,493
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      35,162      41,150
  High Yield Portfolio
   -- Administrative
   Class Shares..........   2,223,545   3,178,397
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........     745,180   2,213,319
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   8,088,726   9,714,677
  Total Return Portfolio
   -- Administrative
   Class Shares..........  10,688,876  20,641,108
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..      19,377     401,126
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............       2,046      14,421
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............       6,948     110,500
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     107,683     657,955
  Jennison Portfolio --
   Class II Shares.......      13,016      24,003
  Natural Resources
   Portfolio -- Class II
   Shares................   1,141,469   1,633,222
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............      34,643      13,487

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                                       EXPENSE AS A                         NET   INVESTMENT
                                       % OF AVERAGE                        ASSETS   INCOME
                                      NET ASSETS (1)  UNITS   UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- ------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011.............................. 1.45% to 1.85%  90,793 11.28 to 7.76   994    0.58%     (4.79)% to  (5.18)%
   2010.............................. 1.45% to 1.85% 114,541 11.85 to 8.18 1,310    0.35%       5.40% to    4.97%
   2009.............................. 1.45% to 1.85% 128,066 11.24 to 7.79 1,385    1.20%      45.60% to   45.01%
   2008.............................. 1.45% to 1.85% 139,828  7.72 to 5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007.............................. 1.45% to 1.95% 147,454 16.29 to 9.96 2,313    0.38%     (0.11)% to  (0.37)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                          NET   INVESTMENT
                                     % OF AVERAGE                         ASSETS   INCOME
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 1.45% to 1.80%  30,964  7.73 to  8.31   255     0.14%    (9.24)% to  (9.57)%
   2010............................ 1.45% to 1.80%  43,795  8.52 to  9.19   397     0.74%     13.82% to   13.41%
   2009............................ 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................ 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................ 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 1.45% to 1.80%  65,776 10.66 to 10.45   662     0.97%    (1.51)% to  (1.86)%
   2010............................ 1.45% to 1.80%  67,837 10.82 to 10.64   694     0.97%      7.97% to    7.58%
   2009............................ 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to   25.93%
   2008............................ 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................ 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%  35,872 11.18 to  8.49   344     3.81%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%  37,581 12.16 to  9.31   393     4.71%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%    (45.52% to (45.94)%
   2007............................ 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2011............................ 1.15% to 2.55% 657,015  7.74 to  7.83 6,453     1.21%    (8.06)% to  (9.36)%
   2010............................ 1.15% to 2.55% 664,046  8.42 to  8.64 7,083     1.70%     11.31% to    9.74%
   2009............................ 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................ 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................ 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series I shares
   2011 (4)........................ 1.45% to 1.60%  13,791  8.54 to  8.54   118     0.00%   (20.82)% to (20.94)%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2011............................ 1.45% to 1.80%  16,626  9.88 to  9.55   165     0.00%    (7.74)% to  (8.07)%
   2010............................ 1.45% to 1.80%  34,646 10.71 to 10.39   376     0.00%     17.83% to   17.42%
   2009............................ 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008............................ 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007............................ 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2011............................ 1.45% to 2.10% 221,144 11.94 to  9.58 2,508     1.39%    (3.52)% to  (4.16)%
   2010............................ 1.45% to 2.10% 277,959 12.37 to  9.99 3,299     0.13%     14.02% to   13.27%
   2009............................ 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008............................ 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007............................ 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2011............................. 1.45% to 2.55%   147,933  9.61 to  9.15  1,383   1.79%     (2.73)% to  (3.81)%
   2010............................. 1.45% to 2.55%   177,501  9.88 to  9.51  1,717   1.85%      10.41% to    9.18%
   2009............................. 1.45% to 2.55%   159,548  8.95 to  8.71  1,410   2.90%      20.71% to   19.36%
   2008............................. 1.45% to 2.55%   139,317  7.41 to  7.30  1,026   3.23%    (23.80)% to (24.65)%
   2007............................. 1.45% to 2.55%    97,099  9.76 to  9.68    942   0.15%     (3.59)% to  (4.67)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011............................. 1.45% to 2.45%   711,146  8.93 to  8.54  6,173   2.24%     (4.46)% to  (5.43)%
   2010............................. 1.45% to 2.45%   755,358  9.35 to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293  8.60 to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556  7.01 to  6.92  4,887   3.33%    (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45%   264,400 10.19 to 10.16  2,686   0.00%       5.98% to    4.59%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2011............................. 1.45% to 1.80%    16,024 12.13 to 11.77    174   0.39%    (24.52)% to (24.79)%
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007............................. 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011............................. 1.40% to 2.10%   399,044 13.40 to  9.43  4,115   1.09%       4.59% to    3.85%
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007............................. 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011............................. 1.15% to 2.55% 1,646,072  4.79 to  4.67  9,556   3.99%    (20.36)% to (21.49)%
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007............................. 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011............................. 1.45% to 1.85%   147,005  7.99 to  9.71  1,270   0.09%     (5.15)% to  (5.53)%
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007............................. 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Small Cap
  Growth Portfolio -- Class B
   2011........................... 1.45% to 1.80%    17,268 13.50 to 14.08    200   0.00%       2.69% to    2.33%
   2010........................... 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009........................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008........................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007........................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011........................... 1.15% to 2.55% 1,088,081 12.36 to 12.09 13,557   4.03%      10.46% to    8.90%
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007........................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011........................... 1.45% to 1.60%    44,050 14.04 to 13.84    611   1.54%       1.62% to    1.47%
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885   1.28%     (1.52)% to  (1.93)%
 VP International Fund -- Class I
   2011........................... 1.45% to 2.20%    82,873 15.01 to  8.36    853   1.41%    (13.32)% to (13.97)%
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771   0.54%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011........................... 1.45% to 1.60%    29,700 12.89 to 12.71    379   0.00%     (0.40)% to  (0.55)%
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856   0.00%      19.25% to   18.77%
 VP Value Fund -- Class I
   2011........................... 1.45% to 1.80%    65,919 15.28 to 14.78    996   2.02%     (0.45)% to  (0.80)%
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   7.93%    (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810   6.70%     (6.52)% to  (7.19)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011........................... 1.45% to 2.10%    67,216 11.24 to 10.07    680    1.39%    (4.19)% to  (4.82)%
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927    1.40%     10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2011........................... 1.15% to 2.55% 7,557,020  9.71 to 10.12 79,965    2.20%    (4.75)% to  (6.09)%
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084    1.14%      8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.80%    24,906 11.03 to 10.74    272    0.62%      0.84% to    0.49%
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304    0.46%     13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007........................... 1.45% to 1.80%    13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011........................... 1.45% to 1.85%    47,293 11.84 to 10.16    490    0.22%    (4.02)% to  (4.41)%
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585    0.46%     26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007........................... 1.45% to 1.85%    38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011........................... 1.45% to 1.85%   244,868 15.11 to 10.50  2,895    0.29%    (4.05)% to  (4.44)%
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781    0.12%     19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007........................... 1.45% to 2.10%   264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2011........................... 1.15% to 2.55%   704,195  6.24 to  6.90  6,759    0.78%   (17.15)% to (18.32)%
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690    0.69%     12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007........................... 1.15% to 2.55%   651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.60%     9,556  8.80 to  8.79     84   0.00%    (17.29)% to (17.41)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 1.80%    37,517 20.75 to 20.07    769   0.68%     (7.69)% to  (8.02)%
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917   0.93%      20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811   1.61%      27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648   9.94%    (34.64)% to (34.87)%
   2007........................... 1.45% to 1.80%    59,173 22.32 to 21.91  1,312   3.81%       1.17% to    0.81%
 DWS Large Cap Value VIP --
   Class B Shares
   2011 (4)....................... 1.45% to 1.80%    47,984  9.14 to  9.12    438   0.00%    (12.44)% to (12.75)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 1.60%     6,208 15.86 to 15.63     98   0.50%     (1.06)% to  (1.21)%
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.20%   135,394 10.24 to  9.80  1,372   0.01%     (1.44)% to  (2.19)%
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 1.60%    29,050  8.78 to 10.15    281   0.90%     (0.56)% to  (0.71)%
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.25%   430,861 12.13 to 10.67  5,156   4.23%       1.06% to    0.25%
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011................................. 1.40% to 1.40%   6,426 10.05 to 10.05    65     0.70%    (6.61)% to  (6.61)%
   2010 (4)............................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated High Income Bond Fund II
   -- Primary Shares
   2011................................. 1.40% to 1.40%     184 16.71 to 16.71     3    11.84%      3.70% to    3.70%
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%      13.13% to  13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007................................. 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
 Federated High Income Bond Fund II
   -- Service Shares
   2011................................. 1.45% to 2.10% 215,834 17.79 to 13.63 3,803     8.78%      3.40% to    2.72%
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007................................. 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
 Federated Kaufmann Fund II --
   Service Shares
   2011................................. 1.15% to 2.55% 877,224  7.19 to  7.64 7,806     0.88%   (14.48)% to (15.69)%
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007................................. 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
 Federated Managed Volatility
   Fund II
   2011................................. 1.40% to 1.40%   8,231 11.25 to 11.25    93     4.20%      3.31% to    3.31%
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007................................. 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2011................................. 1.40% to 1.40%  12,485 13.30 to 13.30   166     2.47%    (3.92)% to  (3.92)%
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     2.24%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.41%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     8.59%   (29.72)% to (29.72)%
   2007................................. 1.40% to 1.40%  25,274 13.73 to 13.73   347     6.49%     13.88% to   13.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.85%    50,989 12.15 to 11.41    587   2.05%     (4.22)% to  (4.61)%
   2010............................. 1.45% to 1.85%    67,836 12.68 to 11.96    827   1.71%      12.31% to   11.86%
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
 VIP Balanced Portfolio -- Service
   Class 2
   2011............................. 1.45% to 2.55% 1,109,472 10.87 to  9.35 11,289   1.66%     (5.22)% to  (6.27)%
   2010............................. 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   2.03%      16.05% to   14.76%
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    52,966 16.87 to 16.87    894   0.97%     (3.89)% to  (3.89)%
   2010............................. 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.20%      15.58% to   15.58%
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011............................. 1.45% to 2.20% 1,374,614 14.65 to  9.48 17,702   0.71%     (4.19)% to  (4.92)%
   2010............................. 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.05%      15.23% to   14.36%
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011............................. 1.45% to 1.70%    21,236 14.29 to 12.67    296   0.00%     (4.18)% to  (4.42)%
   2010............................. 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
 VIP Equity-Income Portfolio --
   Initial Class
   2011............................. 1.40% to 1.40%    31,185 12.48 to 12.48    389   2.27%     (0.44)% to  (0.44)%
   2010............................. 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009............................. 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008............................. 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007............................. 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2011.......................... 1.45% to 2.20%   424,692 10.54 to  8.55  4,393   2.14%     (0.80)% to  (1.56)%
   2010.......................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009.......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008.......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007.......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
 VIP Growth & Income Portfolio
   -- Initial Class
   2011.......................... 1.40% to 1.40%    18,585 11.22 to 11.22    208   1.76%       0.19% to    0.19%
   2010.......................... 1.40% to 1.40%    20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009.......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008.......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007.......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 1.80%   128,021 10.31 to 10.45  1,273   1.49%     (0.11)% to  (0.46)%
   2010.......................... 1.45% to 1.80%   154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009.......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008.......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007.......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011.......................... 1.40% to 1.40%    14,124  8.64 to  8.64    122   0.15%       0.87% to    0.87%
   2010.......................... 1.40% to 1.40%    17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009.......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008.......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007.......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
 VIP Growth Portfolio -- Initial
   Class
   2011.......................... 1.40% to 1.40%    34,269 10.88 to 10.88    373   0.69%     (1.20)% to  (1.20)%
   2010.......................... 1.40% to 1.40%    41,695 11.01 to 11.01    459   0.58%      22.44% to   22.44%
   2009.......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008.......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007.......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
 VIP Growth Portfolio -- Service
   Class 2
   2011.......................... 1.45% to 2.10%   108,656  8.70 to 10.28  1,001   0.46%     (1.48)% to  (2.13)%
   2010.......................... 1.45% to 2.10%   142,010  8.83 to 10.51  1,319   0.34%      22.07% to   21.26%
   2009.......................... 1.45% to 2.10%   183,390  7.23 to  8.67  1,391   0.28%      26.11% to   25.28%
   2008.......................... 1.45% to 2.10%   219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%
   2007.......................... 1.45% to 2.10%   203,223 11.05 to 13.41  2,367   0.46%      24.81% to   23.99%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011.......................... 1.45% to 1.70%   151,814 12.24 to 12.07  1,844   3.95%       5.49% to    5.22%
   2010.......................... 1.45% to 1.70%   173,805 11.60 to 11.47  2,004   4.72%       5.99% to    5.72%
   2009.......................... 1.45% to 2.25%   144,762 10.95 to 10.71  1,577   9.44%      13.80% to   12.87%
   2008.......................... 1.45% to 2.25%    46,490  9.62 to  9.49    446   2.31%     (4.86)% to  (5.63)%
   2007.......................... 1.15% to 2.55%   347,294 10.09 to 10.04  3,497   0.10%      16.01% to    0.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.40% to 2.10%    368,638 22.97 to 12.23   6,907    0.17%   (12.10)% to (12.72)%
   2010......................... 1.40% to 2.10%    477,695 26.13 to 14.01  10,412    0.44%     26.78% to   25.87%
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 1.40% to 1.40%     15,739 10.33 to 10.33     163    1.61%   (18.32)% to (18.32)%
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203    1.60%     11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 1.80%     27,286 11.22 to 10.92     294    0.72%   (10.35)% to (10.67)%
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368    0.30%     24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.15% to 2.55%  8,397,150 10.37 to  9.55  93,664    5.75%      1.21% to  (0.22)%
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206    6.64%     11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 1.60%     33,830 13.15 to 12.97     440    0.67%    (2.93)% to  (3.08)%
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491    0.89%      9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418    1.39%     27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379    3.78%   (35.48)% to (35.81)%
   2007......................... 1.45% to 1.95%     46,099 14.93 to 10.42     662    0.82%      4.68% to    4.18%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55%  2,059,827  8.48 to  8.08  17,193    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55%  2,240,432  8.74 to  8.42  19,331    2.14%      8.66% to    7.44%
   2009......................... 1.45% to 2.55%  2,351,040  8.05 to  7.84  18,728    2.64%     28.36% to   26.93%
   2008......................... 1.45% to 2.55%  2,297,102  6.27 to  6.17  14,294    2.96%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%    805,962  9.92 to  9.88   7,970    0.00%    (2.52)% to  (3.43)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.15% to 2.55% 1,083,871  8.07 to  7.53 10,530    2.37%    (2.18)% to  (3.56)%
   2010........................... 1.15% to 2.55% 1,183,390  8.25 to  7.80 11,872    1.45%      9.92% to    8.36%
   2009........................... 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008........................... 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007........................... 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,196 11.52 to 11.52     37    1.92%   (11.69)% to (11.69)%
   2010........................... 1.40% to 1.40%     3,148 13.05 to 13.05     41    1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007........................... 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   182,700 16.08 to  8.82  2,513    1.72%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   194,363 18.26 to 10.10  3,075    1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.40% to 1.40%     3,907 16.20 to 16.20     63    5.69%    (1.99)% to  (1.99)%
   2010........................... 1.40% to 1.40%     3,826 16.53 to 16.53     63    1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%     3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%     3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%     7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   295,686  7.94 to  7.61  2,243    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.20%   323,330  8.67 to  8.36  2,689    1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20%   383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%   360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%   185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 1.80%   100,346 11.06 to 11.32  1,073    0.80%    (3.02)% to  (3.36)%
   2010........................... 1.45% to 1.80%   122,615 11.41 to 11.72  1,368    1.29%      9.96% to    9.57%
   2009........................... 1.45% to 1.80%   151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%   146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%   163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET   INVESTMENT
                                  % OF AVERAGE                            ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------ ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 1.40% to 1.85%    141,726 15.61 to 11.52  1,807   3.89%       5.71% to    5.23%
   2010......................... 1.40% to 1.80%    169,659 14.77 to 12.10  2,054   3.11%       6.06% to    5.63%
   2009......................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211   4.01%       6.37% to    5.94%
   2008......................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728   4.77%     (6.44)% to  (6.82)%
   2007......................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774   5.76%       3.35% to    2.93%
 International Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.40%      5,856  9.47 to  9.47     55   0.68%    (18.15)% to (18.15)%
   2010......................... 1.40% to 1.40%      5,934 11.57 to 11.57     69   0.80%       3.39% to    3.39%
   2009......................... 1.40% to 1.40%      5,575 11.19 to 11.19     62   1.71%      25.93% to   25.93%
   2008......................... 1.40% to 1.40%     11,387  8.88 to  8.88    101   6.12%    (46.60)% to (46.60)%
   2007......................... 1.40% to 1.40%     13,233 16.63 to 16.63    220   1.73%      21.25% to   21.25%
 Mid-Cap Equity Fund -- Class 1
   Shares
   2011......................... 1.40% to 2.25%    141,971 18.99 to 10.24  2,080   0.11%     (9.62)% to (10.40)%
   2010......................... 1.40% to 2.25%    164,746 21.01 to 11.43  2,700   0.32%      24.42% to   23.35%
   2009......................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807   0.25%      39.47% to   38.27%
   2008......................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304   0.22%    (38.69)% to (39.22)%
   2007......................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953   2.22%    (43.35)% to    3.13%
 Money Market Fund
   2011......................... 1.40% to 2.45%  9,407,369 11.72 to  9.65 12,568   0.00%     (1.39)% to  (2.44)%
   2010......................... 1.40% to 2.45% 12,972,983 11.88 to  9.89 17,514   0.00%     (1.40)% to  (2.45)%
   2009......................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913   0.27%     (1.13)% to  (2.18)%
   2008......................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509   1.71%       0.81% to  (0.26)%
   2007......................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295   4.78%       3.45% to    2.60%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 1.40% to 1.80%     79,010  9.51 to 10.20    827   0.19%     (0.93)% to  (1.33)%
   2010......................... 1.40% to 1.80%     96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92    863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13  1,819   0.42%       3.86% to    3.43%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 1.15% to 2.55%    300,164 10.58 to  9.00  4,475   1.24%       8.59% to    7.06%
   2010......................... 1.15% to 2.55%    352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42  3,739   6.36%    (16.06)% to (16.40)%
 S&P 500(R) Index Fund
   2011......................... 1.40% to 2.25%  1,136,201 11.00 to  8.67 11,921   1.60%       0.29% to  (0.58)%
   2010......................... 1.40% to 2.25%  1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82 42,063   1.73%    (53.88)% to  (2.71)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.40% to 1.80%    163,078 18.01 to 13.90   2,413   0.00%       1.69% to    1.28%
   2010....................... 1.40% to 1.80%    192,586 17.71 to 13.72   2,809   0.16%      25.69% to   25.18%
   2009....................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008....................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007....................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
 Total Return Fund -- Class 1
   Shares
   2011....................... 1.40% to 2.10%  1,219,298 14.10 to 10.45  14,655   1.64%     (4.20)% to  (4.88)%
   2010....................... 1.40% to 2.10%  1,355,267 14.72 to 10.99  17,060   1.40%       8.11% to    7.34%
   2009....................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008....................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007....................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
 Total Return Fund -- Class 3
   Shares
   2011....................... 1.35% to 2.55% 12,028,819  8.39 to  8.48 109,324   1.47%     (4.40)% to  (5.56)%
   2010....................... 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009....................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008....................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007....................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
 U.S. Equity Fund -- Class 1
   Shares
   2011....................... 1.40% to 1.80%     82,803 12.02 to 10.20     829   0.71%     (4.26)% to  (4.65)%
   2010....................... 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009....................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008....................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007....................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.15% to 2.55%    222,622 10.85 to 10.35   2,372   1.47%     (8.25)% to  (9.55)%
   2010....................... 1.15% to 2.55%    229,135 11.82 to 11.44   2,675   0.29%      23.59% to   21.84%
   2009....................... 1.45% to 1.70%      5,563  9.53 to  9.50      53   0.00%      48.17% to   47.79%
   2008....................... 1.70% to 1.70%      1,352  6.43 to  6.43       9   0.00%    (75.52)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 1.70%     63,306  9.33 to  9.25     588   0.64%     (6.02)% to  (6.26)%
   2010....................... 1.45% to 1.70%     56,534  9.93 to  9.87     559   0.04%       9.71% to    9.43%
   2009....................... 1.45% to 1.70%     49,213  9.05 to  9.02     445   0.32%      28.88% to   28.55%
   2008....................... 1.45% to 1.70%     35,816  7.02 to  7.01     251   0.27%    (67.57)% to (67.65)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   787,153  8.86 to  8.45  6,846    1.34%    (5.93)% to  (7.26)%
   2010.......................... 1.15% to 2.55%   816,424  9.42 to  9.11  7,589    0.76%      7.90% to    6.37%
   2009.......................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008.......................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Enhanced International
   Index Fund -- Service Shares
   2011.......................... 1.45% to 2.05%    48,682  9.35 to  9.25    454    1.69%   (14.46)% to (14.98)%
   2010 (4)...................... 1.45% to 2.05%    58,894 10.93 to 10.88    643    1.19%     14.05% to   13.35%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 1,768,810 12.44 to 11.87 21,605    1.93%      5.26% to    3.77%
   2010.......................... 1.15% to 2.55% 2,013,846 11.82 to 11.43 23,492    6.20%      3.94% to    2.46%
   2009.......................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008.......................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55%   520,214 12.16 to 11.60  6,209    0.23%      0.70% to  (0.73)%
   2010.......................... 1.15% to 2.55%   580,338 12.08 to 11.68  6,917    2.16%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008.......................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.15% to 2.55% 2,039,322 12.22 to 11.65 24,454    5.95%      0.78% to  (0.64)%
   2010.......................... 1.15% to 2.55% 2,263,027 12.12 to 11.73 27,072    8.51%     16.16% to   14.51%
   2009.......................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008.......................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2011.......................... 1.15% to 2.55%   648,891  9.63 to  9.19  6,134    6.96%    (8.52)% to  (9.81)%
   2010.......................... 1.15% to 2.55%   665,440 10.53 to 10.19  6,914    2.73%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55%   447,138  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008.......................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.40% to 1.40%     8,265  9.82 to  9.82     81    1.24%    (8.35)% to  (8.35)%
   2010.......................... 1.40% to 1.40%     8,427 10.71 to 10.71     90    0.79%      9.64% to    9.64%
   2009.......................... 1.40% to 1.40%     9,403  9.77 to  9.77     92    1.81%     16.67% to   16.67%
   2008.......................... 1.40% to 1.40%     9,686  8.37 to  8.37     81    1.77%   (35.44)% to (35.44)%
   2007.......................... 1.40% to 1.40%    15,174 12.97 to 12.97    197    2.81%      0.07% to    0.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Goldman Sachs Mid Cap Value Fund
   2011.............................. 1.40% to 2.10%  40,833 23.82 to 10.62   667    0.70%     (7.68)% to  (8.34)%
   2010.............................. 1.40% to 2.10%  51,495 25.80 to 11.58   873    0.69%      23.26% to   22.38%
   2009.............................. 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008.............................. 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007.............................. 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 403,928 13.45 to 12.88 5,292    5.71%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 467,767 12.70 to 12.26 5,798    4.00%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008.............................. 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 191,695  9.81 to  9.40 1,775    1.78%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 211,322  9.79 to  9.45 1,956    2.32%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 1.80%   7,522 12.84 to 12.72    96    1.86%    (12.73)% to (13.04)%
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009.............................. 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  44,097 10.23 to  9.80   437    1.03%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  52,975  9.60 to  9.20   493    0.84%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    1.61%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  78,269 10.42 to 10.29   805    0.28%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  46,746 10.33 to  9.90   472    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    85,856 15.79 to 15.64  1,351   1.40%       0.68% to    0.33%
   2010.............................. 1.45% to 1.80%   115,040 15.68 to 15.59  1,800   1.23%      21.67% to   21.23%
   2009.............................. 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2011.............................. 1.45% to 1.80%    17,616 15.19 to 15.05    267   0.13%     (6.15)% to  (6.48)%
   2010.............................. 1.45% to 1.80%    20,145 16.19 to 16.09    325   0.00%      25.28% to   24.84%
   2009.............................. 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%   188,400 10.98 to 10.52  1,952   1.21%     (3.29)% to  (4.02)%
   2010.............................. 1.45% to 2.20%   200,899 11.36 to 10.96  2,155   0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007.............................. 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    62,900 19.65 to 19.65  1,236   2.59%       0.22% to    0.22%
   2010.............................. 1.40% to 1.40%    75,476 19.60 to 19.60  1,480   2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007.............................. 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
 Balanced Portfolio -- Service
   Shares
   2011.............................. 1.15% to 2.55% 1,174,494 10.86 to 10.73 14,118   2.35%       0.19% to  (1.22)%
   2010.............................. 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009.............................. 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008.............................. 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007.............................. 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%    43,325 16.55 to 16.55    717   0.00%     (2.80)% to  (2.80)%
   2010.............................. 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009.............................. 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008.............................. 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007.............................. 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
 Enterprise Portfolio -- Service
   Shares
   2011.............................. 1.45% to 1.60%     7,134 12.28 to 16.82     93   0.00%     (3.08)% to  (3.22)%
   2010.............................. 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009.............................. 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008.............................. 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007.............................. 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011.............................. 1.40% to 1.40%     3,339 19.06 to 19.06     64   7.42%       5.26% to    5.26%
   2010.............................. 1.40% to 1.40%     4,142 18.11 to 18.11     75   5.87%       6.46% to    6.46%
   2009.............................. 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008.............................. 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007.............................. 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
 Forty Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    49,845 16.90 to 16.90    842   0.33%     (8.00)% to  (8.00)%
   2010.............................. 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009.............................. 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008.............................. 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007.............................. 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
 Forty Portfolio -- Service Shares
   2011.............................. 1.15% to 2.55%   773,473  7.64 to  9.12  7,463   0.25%     (8.01)% to  (9.31)%
   2010.............................. 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009.............................. 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008.............................. 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007.............................. 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011.............................. 1.60% to 1.60%       904 11.10 to 11.10     10   0.00%    (10.12)% to (10.12)%
   2010.............................. 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009.............................. 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008.............................. 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007.............................. 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
 Janus Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    37,645 10.38 to 10.38    391   0.48%     (6.62)% to  (6.62)%
   2010.............................. 1.40% to 1.40%    60,346 11.11 to 11.11    671   1.08%      12.92% to   12.92%
   2009.............................. 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008.............................. 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007.............................. 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
 Janus Portfolio -- Service Shares
   2011.............................. 1.45% to 1.80%     9,642  8.25 to  9.63     84   0.44%     (6.91)% to  (7.24)%
   2010.............................. 1.45% to 1.80%     9,826  8.86 to 10.38     92   0.33%      12.60% to   12.20%
   2009.............................. 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008.............................. 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007.............................. 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
 Overseas Portfolio -- Institutional
   Shares
   2011.............................. 1.40% to 1.40%    17,910 19.84 to 19.84    355   0.47%    (33.12)% to (33.12)%
   2010.............................. 1.40% to 1.40%    22,602 29.66 to 29.66    670   0.66%      23.56% to   23.56%
   2009.............................. 1.40% to 1.40%    38,337 24.01 to 24.01    920   0.55%      77.05% to   77.05%
   2008.............................. 1.40% to 1.40%    44,047 13.56 to 13.56    597   2.66%    (52.79)% to (52.79)%
   2007.............................. 1.40% to 1.40%    56,741 28.72 to 28.72  1,630   0.58%      26.51% to   26.51%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service Shares
   2011............................... 1.45% to 1.80%  31,126 15.70 to 17.79   529    0.37%    (33.32)% to (33.56)%
   2010............................... 1.45% to 1.80%  41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
 Worldwide Portfolio -- Institutional
   Shares
   2011............................... 1.40% to 1.40%  47,807  8.98 to  8.98   429    0.51%    (14.95)% to (14.95)%
   2010............................... 1.40% to 1.40%  68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
 Worldwide Portfolio -- Service
   Shares
   2011............................... 1.45% to 1.80%  21,521  7.27 to  8.25   169    0.46%    (15.23)% to (15.53)%
   2010............................... 1.45% to 1.80%  26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2011............................... 1.45% to 2.10%  42,124 15.07 to 10.68   622    0.00%       0.68% to    0.02%
   2010............................... 1.45% to 2.10%  47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class I
   2011............................... 1.40% to 1.40%     622  9.16 to  9.16     6    3.08%       6.39% to    6.39%
   2010............................... 1.40% to 1.40%     774  8.61 to  8.61     7    1.53%      10.69% to   10.69%
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class II
   2011............................... 1.45% to 2.30%  62,437  9.09 to  8.73   554    3.01%       6.15% to    5.24%
   2010............................... 1.45% to 2.30%  71,263  8.56 to  8.29   599    3.76%      10.49% to    9.54%
   2009............................... 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008............................... 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007............................... 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011................................ 1.45% to 1.85%  36,440  8.04 to  7.89   291    1.26%     (7.55)% to  (7.93)%
   2010................................ 1.45% to 1.85%  43,918  8.70 to  8.57   380    1.70%      14.91% to   14.45%
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011................................ 1.40% to 1.40%   2,611 13.22 to 13.22    35    2.17%       3.49% to    3.49%
   2010................................ 1.40% to 1.40%   2,957 12.78 to 12.78    38    2.91%       7.93% to    7.93%
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2011................................ 1.40% to 1.40%   2,710 16.88 to 16.88    46    3.52%       5.38% to    5.38%
   2010................................ 1.40% to 1.40%   2,786 16.02 to 16.02    45    2.23%      10.26% to   10.26%
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2011................................ 1.45% to 1.85% 108,955  8.88 to 10.76 1,067    0.25%     (1.08)% to  (1.48)%
   2010................................ 1.45% to 1.85% 144,795  8.98 to 10.93 1,421    0.29%      10.53% to   10.08%
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011................................ 1.45% to 1.80%  83,730 10.07 to 10.71   885    0.70%     (3.83)% to  (4.17)%
   2010................................ 1.45% to 1.80% 115,950 10.47 to 11.18 1,273    1.08%       9.27% to    8.89%
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011................................ 1.45% to 1.85%  39,514 11.78 to 12.99   477    0.00%    (11.79)% to (12.15)%
   2010................................ 1.45% to 1.85%  68,381 13.36 to 14.78   935    0.00%      33.97% to   33.43%
   2009................................ 1.40% to 1.85%  75,052 14.86 to 11.08   768    0.00%      60.64% to   59.91%
   2008................................ 1.45% to 1.85%  91,281  6.21 to  6.93   581    5.35%    (40.40)% to (40.64)%
   2007................................ 1.40% to 1.85% 101,786 15.51 to 11.67 1,087    2.33%       0.81% to    0.35%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.80%    25,293 14.89 to 14.40    372   5.42%       3.02% to    2.66%
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 1,213,487 13.73 to  8.94 12,675   2.35%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 1.80%   212,205 18.05 to 23.19  3,524   2.99%       4.97% to    4.59%
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.40% to 1.40%    21,207 11.65 to 11.65    247   2.41%     (0.68)% to  (0.68)%
   2010............................. 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55%   796,468  9.12 to  6.78  6,165   2.08%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2011............................. 1.40% to 1.40%    17,930 12.16 to 12.16    218   0.36%     (2.53)% to  (2.53)%
   2010............................. 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009............................. 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008............................. 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007............................. 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011......................... 1.45% to 1.80%   200,299 13.13 to 12.70  2,484   0.12%     (2.80)% to  (3.15)%
   2010......................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009......................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008......................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007......................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    30,409 10.68 to 10.68    325   6.38%       6.76% to    6.76%
   2010......................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009......................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008......................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007......................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011......................... 1.15% to 2.55% 1,227,371  8.15 to  7.80 12,121   1.08%     (9.58)% to (10.86)%
   2010......................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009......................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008......................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007......................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
 Oppenheimer High Income Fund/
   VA -- Non-Service Shares
   2011......................... 1.40% to 1.40%    12,371  3.55 to  3.55     44   9.22%     (3.70)% to  (3.70)%
   2010......................... 1.40% to 1.40%    13,634  3.69 to  3.69     50   6.29%      13.21% to   13.21%
   2009......................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008......................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007......................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2011......................... 1.15% to 2.55% 3,109,302  8.39 to  7.97 27,624   0.59%     (1.46)% to  (2.85)%
   2010......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007......................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2011......................... 1.15% to 2.55% 1,483,376  9.38 to  8.27 15,754   0.40%     (3.50)% to  (4.87)%
   2010......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.82%    (38.72)% to (39.59)%
   2007......................... 1.15% to 2.55%   609,742  9.64 to  9.00  8,792   0.26%    (62.57)% to (14.53)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.40% to 1.40%    18,530 10.68 to 10.68    198    0.00%    (0.31)% to  (0.31)%
   2010......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231    0.00%     25.68% to   25.68%
   2009......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251    0.00%     30.75% to   30.75%
   2008......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204    0.00%   (49.78)% to (49.78)%
   2007......................... 1.40% to 1.40%    36,914 12.98 to 12.98    479    0.00%      4.84% to    4.84%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.80%    14,830 13.40 to 12.99    196    0.00%    (0.62)% to  (0.98)%
   2010......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258    0.00%     25.32% to   24.88%
   2009......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202    0.00%     30.34% to   29.88%
   2008......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155    0.00%   (49.95)% to (50.13)%
   2007......................... 1.45% to 1.80%    19,494 16.49 to 16.22    316    0.00%      4.49% to    4.12%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 1.70%   137,769 12.69 to 10.97  1,704    7.68%      0.45% to    0.20%
   2010......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831    6.65%     11.37% to   11.08%
   2009......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506    8.20%     19.67% to   19.36%
   2008......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874    5.41%   (17.13)% to (17.34)%
   2007......................... 1.45% to 1.70%   112,900 11.44 to 11.36  1,291    8.14%      6.61% to    6.34%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.45% to 1.80%     6,860 15.20 to 14.18     99    2.12%      5.22% to    4.85%
   2010......................... 1.45% to 1.80%     7,381 14.44 to 13.53    102    4.11%      6.92% to    6.54%
   2009......................... 1.45% to 1.80%     8,041 13.51 to 12.70    104   13.94%     13.92% to   13.52%
   2008......................... 1.45% to 1.80%     8,783 11.86 to 11.18    100    3.06%    (3.81)% to  (4.15)%
   2007......................... 1.45% to 1.80%    11,954 12.33 to 11.67    142    3.36%      2.11% to    1.75%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.15% to 2.55%   774,823 12.15 to 11.25 10,630    6.96%      2.15% to    0.71%
   2010......................... 1.15% to 2.55%   885,349 11.90 to 11.18 12,017    7.22%     13.15% to   11.55%
   2009......................... 1.15% to 2.55%   714,532 10.51 to 10.02  8,897    8.71%     38.65% to   36.69%
   2008......................... 1.15% to 2.55%   701,997  7.58 to  7.33  6,448    6.77%   (24.39)% to (25.46)%
   2007......................... 1.45% to 2.10%   391,542 14.37 to 10.85  5,506    6.97%      1.98% to    1.31%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.25%   330,779 22.55 to 15.57  6,722    2.79%     25.99% to   24.97%
   2010......................... 1.45% to 2.25%   424,854 17.90 to 12.46  6,870    5.64%      9.99% to    9.09%
   2009......................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779    7.01%    (5.48)% to  (6.82)%
   2008......................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710    4.24%     15.94% to   14.31%
   2007......................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168    4.53%     39.98% to    8.82%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,008,024 11.55 to 11.25 35,104    1.68%    (0.05)% to  (1.46)%
   2010............................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934    1.96%      4.08% to    2.60%
   2009............................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371    6.65%     12.02% to   10.43%
   2008............................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729    4.47%    (1.57)% to  (2.96)%
   2007............................ 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886    3.29%     12.33% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011............................ 1.15% to 2.55% 3,379,373 12.94 to 12.69 48,982    2.62%      2.42% to    0.97%
   2010............................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095    5.18%      6.86% to    5.35%
   2009............................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444    6.82%     12.73% to   11.13%
   2008............................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193    5.68%      3.59% to    2.12%
   2007............................ 1.15% to 2.55% 2,192,913 10.13 to 10.51 27,935    4.78%     23.46% to    7.72%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2011............................ 1.45% to 1.80%    46,227  9.72 to 11.13    501    0.00%      0.69% to    0.33%
   2010............................ 1.45% to 1.80%    79,515  9.65 to 11.09    859    0.00%     16.77% to   16.35%
   2009............................ 1.45% to 1.80%    88,229  8.27 to  9.53    816    0.00%     49.80% to   49.27%
   2008............................ 1.45% to 1.80%    93,813  5.52 to  6.39    579    0.17%   (42.76)% to (42.96)%
   2007............................ 1.45% to 1.80%    99,244  9.64 to 11.20  1,069    0.07%     16.11% to   15.69%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    17,065 11.23 to 11.23    192    1.01%    (1.74)% to  (1.74)%
   2010............................ 1.40% to 1.40%    18,075 11.43 to 11.43    207    0.75%     11.80% to   11.80%
   2009............................ 1.40% to 1.40%    20,636 10.22 to 10.22    211    0.65%     45.51% to   45.51%
   2008............................ 1.40% to 1.40%    21,446  7.03 to  7.03    151    0.21%   (46.91)% to (46.91)%
   2007............................ 1.40% to 1.40%    35,657 13.23 to 13.23    472    0.35%     18.26% to   18.26%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2011............................ 1.40% to 1.40%    13,323 12.02 to 12.02    160    0.00%    (4.53)% to  (4.53)%
   2010............................ 1.40% to 1.40%    20,842 12.59 to 12.59    262    0.00%     23.54% to   23.54%
   2009............................ 1.40% to 1.40%    24,206 10.19 to 10.19    247    0.00%     43.48% to   43.48%
   2008............................ 1.40% to 1.40%    27,156  7.10 to  7.10    193    0.00%   (47.35)% to (47.35)%
   2007............................ 1.40% to 1.40%    40,688 13.49 to 13.49    549    0.00%     15.59% to   15.59%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2011............................ 1.45% to 1.80%    60,079 18.79 to 18.22  1,021    0.00%    (5.89)% to  (6.22)%
   2010............................ 1.45% to 1.80%    85,861 19.96 to 19.42  1,597    0.00%      5.81% to    5.43%
   2009............................ 1.45% to 2.25%    88,087 18.87 to  9.82  1,554    0.00%     55.12% to   53.86%
   2008............................ 1.45% to 2.25%    88,573 12.16 to  6.39  1,015    7.19%   (40.28)% to (40.77)%
   2007............................ 1.15% to 2.55%   342,398  9.96 to 10.24  4,709   10.05%   (60.83)% to    3.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2011................................ 1.45% to 1.85%   7,047 15.03 to 10.83   103     0.00%    (1.53)% to  (1.93)%
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116     0.02%      9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................ 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
 Natural Resources Portfolio --
   Class II Shares
   2011................................ 1.15% to 2.25% 239,218  8.21 to 11.66 3,317     0.00%   (20.28)% to (21.16)%
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585     0.08%     26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................ 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2011................................ 1.45% to 1.70%  11,837 11.74 to 11.69   139     0.00%    (6.91)% to  (7.14)%
   2010 (4)............................ 1.45% to 1.70%  10,084 12.61 to 12.59   127     0.00%     64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                            PAGE
                                                                                                            ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm....................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009.................. F-2

   Consolidated Balance Sheets as of December 31, 2011 and 2010............................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009.............................................................................................. F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.............. F-5

   Notes to Consolidated Financial Statements.............................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
March 14, 2012

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          ----------------------
                           2011     2010    2009
                          ------   ------  ------
Revenues:
Net investment income.... $329.4   $316.6  $298.4
Premiums.................  182.5    182.2   179.3
Net investment gains
  (losses)...............  (64.6)   (20.4)  (92.6)
Policy fees and other
  income.................   43.9     45.9    26.0
                          ------   ------  ------
   Total revenues........  491.2    524.3   411.1
                          ------   ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  235.1    220.1   202.5
Interest credited........  111.4    117.0   128.3
Acquisition and
  operating expenses,
  net of deferrals.......   48.6     47.2    39.0
Amortization of deferred
  acquisition costs and
  intangibles............   44.5     49.8    23.2
Goodwill impairment......   49.1       --      --
Interest expense.........    2.0      2.1     0.1
                          ------   ------  ------
   Total benefits and
     expenses............  490.7    436.2   393.1
                          ------   ------  ------
Income before income
  taxes..................    0.5     88.1    18.0
Provision for income
  taxes..................   15.5     30.2     5.2
                          ------   ------  ------
Net income (loss)........ $(15.0)  $ 57.9  $ 12.8
                          ======   ======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (8.9)  $ (7.6) $(99.1)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   (0.6)    (9.2)   14.8
                          ------   ------  ------
Net other-than-temporary
  impairments............   (9.5)   (16.8)  (84.3)
Other investments gains
  (losses)...............  (55.1)    (3.6)   (8.3)
                          ------   ------  ------
Total net investment
  gains (losses)......... $(64.6)  $(20.4) $(92.6)
                          ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 --------------------
                                    2011       2010
                                 ---------  ---------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 5,752.0  $ 5,044.0
   Equity securities
    available-for-sale,
    at fair value...............       0.2        0.9
   Commercial mortgage
    loans.......................     779.2      785.4
   Policy loans.................      28.9       29.5
   Other invested assets........     535.2      258.4
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     303.9      306.5
                                 ---------  ---------
    Total investments...........   7,399.4    6,424.7
 Cash and cash
   equivalents..................     104.0       97.9
 Accrued investment
   income.......................      63.5       62.0
 Deferred acquisition
   costs........................     428.5      419.0
 Intangible assets..............      16.6       40.8
 Goodwill.......................        --       49.1
 Reinsurance recoverable........   2,049.0    2,007.9
 Other assets...................      57.1       54.0
 Separate account assets........     885.0    1,000.9
                                 ---------  ---------
    Total assets................ $11,003.1  $10,156.3
                                 =========  =========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,699.7  $ 2,574.2
   Policyholder account
    balances....................   4,142.3    4,041.8
   Liability for policy
    and contract claims.........     513.9      443.7
   Unearned premiums............      64.4       60.9
   Other liabilities
    ($177.1 and $128.7
    other liabilities
    related to variable
    interest entities)..........     952.2      703.2
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       6.3        7.7
   Deferred tax liability.......     266.2      112.6
   Separate account
    liabilities.................     885.0    1,000.9
                                 ---------  ---------
    Total liabilities...........   9,530.0    8,945.0
                                 ---------  ---------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1        3.1
   Additional paid-in
    capital.....................     842.9      842.9
                                 ---------  ---------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................     237.3       59.8
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (8.3)      (5.3)
                                 ---------  ---------
    Net unrealized
     investment gains
     (losses)...................     229.0       54.5
                                 ---------  ---------
    Derivatives
     qualifying as hedges.......     149.8       47.5
                                 ---------  ---------
   Total accumulated
    other comprehensive
    income (loss)...............     378.8      102.0
   Retained earnings............     248.3      263.3
                                 ---------  ---------
     Total stockholders'
       equity...................   1,473.1    1,211.3
                                 ---------  ---------
     Total liabilities
       and stockholders'
       equity................... $11,003.1  $10,156.3
                                 =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2008.........  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........   3.1     842.9        (47.9)     307.5     1,105.6
                                                                        --------
Cumulative effect of
  accounting change.........    --        --         69.9     (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --           --       57.9        57.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --         65.7         --        65.7
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          1.5         --         1.5
   Derivatives
     qualifying as hedges...    --        --         12.8         --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               137.9
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2010.........   3.1     842.9        102.0      263.3     1,211.3
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --      (15.0)      (15.0)
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        177.5         --       177.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         (3.0)        --        (3.0)
   Derivatives
     qualifying as hedges...    --        --        102.3         --       102.3
                                                                        --------
Total comprehensive
  income (loss).............                                               261.8
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2011.........  $3.1    $842.9      $ 378.8    $ 248.3    $1,473.1
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ---------------------------
                               2011      2010     2009
                            ---------  -------  -------
Cash flows from
 operating activities:
 Net income (loss)......... $   (15.0) $  57.9  $  12.8
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................      64.6     20.4     92.6
   Charges assessed to
    policyholders..........     (26.4)   (19.1)   (12.9)
   Amortization of fixed
    maturity discounts
    and premiums and
    limited partnerships...     (11.4)    (1.6)     7.8
   Acquisition costs
    deferred...............     (49.5)   (38.4)   (32.8)
   Amortization of
    deferred acquisition
    costs and intangibles..      44.5     49.8     23.2
   Goodwill impairment.....      49.1       --       --
   Deferred income taxes...       3.6     13.7     14.8
   Net increase in
    trading securities,
    held-for-sale
    investments and
    derivative
    instruments............      32.9     14.2     22.1
 Change in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................      (1.1)   (28.8)     9.7
   Insurance reserves......     258.6    249.3    250.7
   Other liabilities and
    other policy-related
    balances...............      79.3     60.3      3.6
                            ---------  -------  -------
 Net cash from operating
   activities..............     429.2    377.7    391.6
                            ---------  -------  -------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............     437.4    366.1    292.6
   Commercial mortgage
    loans..................      77.9     67.5     91.6
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......     253.3    320.3     69.8
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (1,086.6)  (802.5)  (862.7)
   Commercial mortgage
    loans..................     (71.4)   (58.4)      --
 Other invested assets,
   net.....................       0.2     (0.4)     1.8
 Policy loans, net.........       0.6      0.6      1.4
                            ---------  -------  -------
 Net cash from investing
   activities..............    (388.6)  (106.8)  (405.5)
                            ---------  -------  -------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............     424.3    195.6    206.0
 Withdrawals from
   universal life and
   investment contracts....    (455.7)  (501.1)  (578.5)
 Proceeds from
   short-term borrowings
   and other, net..........      (3.1)     7.6     99.4
 Payments on short-term
   borrowings..............        --       --    (86.0)
 Capital contribution
   from parents............        --       --      0.2
                            ---------  -------  -------
 Net cash from financing
   activities..............     (34.5)  (297.9)  (358.9)
                            ---------  -------  -------
 Net change in cash and
   cash equivalents........       6.1    (27.0)  (372.8)
Cash and cash
 equivalents at
 beginning of period.......      97.9    124.9    497.7
                            ---------  -------  -------
Cash and cash
 equivalents at end of
 period.................... $   104.0  $  97.9  $ 124.9
                            =========  =======  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2011, 2010 and 2009

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are currently owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

  (C) NATURE OF BUSINESS

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2011, 2010 and 2009, 69.5%, 46.3% and 46.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.1%, 17.4%, and 14.1%, respectively, of total product sales. An adverse change in our distribution relationship with this financial institution could have a significant effect on our sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal and term universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $48.1 million and $63.7 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $49.4 million and $66.1 million, respectively, and the offsetting obligation to return collateral of $49.4 million and $66.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2011 and 2010, the fair value of securities pledged under the repurchase program was $142.7 million and $129.9 million, respectively, and the repurchase obligation of $127.1 million and $127.7 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (U) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

  (V) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities.

  (W) ACCOUNTING CHANGES

   Testing Goodwill For Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION  RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION (2) CONSOLIDATION
---------------------     --------- ------------------------ -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)            $ 302.7
Accrued investment income     0.2                --                 0.2
                           ------            ------             -------
   Total assets..........   322.3             (19.4)              302.9
                           ------            ------             -------
Liabilities
Other liabilities........   120.7                --               120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                8.2
                           ------            ------             -------
   Total liabilities.....   142.8             (13.9)              128.9
                           ------            ------             -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)              174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                         327.7
                                                                -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                        (153.7)
   Tax effect............                                          54.7
                                                                -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                       $ (99.0)
                                                                =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   (x) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011    2010    2009
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $294.7  $281.8  $259.6
Commercial mortgage loans   45.8    45.1    49.1
Other invested assets....   (5.2)   (4.6)   (6.1)
Restricted other
  invested assets
  related to VIEs (1)....    1.0     1.0      --
Policy loans.............    1.6     1.9     1.8
Cash, cash equivalents
  and short-term
  investments............    0.3     0.3     2.2
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  338.2   325.5   306.6
Expenses and fees........   (8.8)   (8.9)   (8.2)
                          ------  ------  ------
   Net investment income. $329.4  $316.6  $298.4
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (B) NET INVESTMENT GAINS (LOSSES)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Available-for-sale
  securities:
   Realized gains......... $  7.8  $  6.1  $ 10.7
   Realized losses........   (8.4)  (12.8)   (8.7)
                           ------  ------  ------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........   (0.6)   (6.7)    2.0
                           ------  ------  ------
Impairments:
   Total
     other-than-temporary
     impairments..........   (8.9)   (7.6)  (99.1)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   (0.6)   (9.2)   14.8
                           ------  ------  ------
   Net
     other-than-temporary
     impairments..........   (9.5)  (16.8)  (84.3)
                           ------  ------  ------
Net unrealized gains
  (losses) on trading
  securities..............   (0.9)    3.1     0.2
Commercial mortgage loans.    0.3    (2.5)   (2.6)
Derivative instruments
  (1).....................   (9.0)    1.6    (7.9)
Net gains (losses)
  related to VIEs (2).....  (44.9)    1.0      --
Other.....................     --    (0.1)     --
                           ------  ------  ------
   Net investment gains
     (losses)............. $(64.6) $(20.4) $(92.6)
                           ======  ======  ======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $99.4 million, $204.9 million and $182.2 million, respectively, which was approximately 93.4%, 94.6% and 95.4%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010    2009
---------------------      ------  ------  ------
Beginning balance......... $ 54.8  $100.8  $   --
Adoption of new
  accounting guidance
  related to
  other-than-temporary
  impairments.............     --      --    98.8
Additions:
   Other-than-temporary
     impairments not
     previously
     recognized...........    0.1     9.4     0.9
   Increases related to
     other-than-temporary
     impairments
     previously
     recognized...........    9.5     5.6    22.2
Reductions:
   Securities sold, paid
     down or disposed.....  (40.3)  (61.0)  (19.8)
   Securities where
     there is intent to
     sell.................     --      --    (1.3)
                           ------  ------  ------
Ending balance............ $ 24.1  $ 54.8  $100.8
                           ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2011     2010     2009
---------------------     -------  -------  -------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 502.8  $ 191.4  $(149.0)
   Equity securities.....     0.1      0.3      0.6
   Other invested assets.      --       --     (0.1)
                          -------  -------  -------
     Subtotal............   502.9    191.7   (148.5)
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (149.0)  (107.1)    21.2
Income taxes, net........  (124.9)   (30.1)    44.7
                          -------  -------  -------
Net unrealized
  investment gains
  (losses)............... $ 229.0  $  54.5  $ (82.6)
                          =======  =======  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2011    2010     2009
---------------------         ------  ------  -------
Beginning balance............ $ 54.5  $(82.6) $(442.1)
Cumulative effect of
  changes in accounting......     --    69.9    (18.9)
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  301.1   207.9    637.1
   Adjustment to DAC.........    1.0   (74.1)  (107.4)
   Adjustment to PVFP........  (18.3)  (15.8)   (20.5)
   Adjustment to sales
     inducements.............   (0.1)  (12.0)    (4.5)
   Adjustment to benefit
     reserves................  (24.5)  (25.2)      --
   Provision for income
     taxes...................  (91.2)  (28.9)  (179.8)
                              ------  ------  -------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........  168.0    51.9    324.9
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(3.6), $(8.2) and
  $(28.8)....................    6.5    15.3     53.5
                              ------  ------  -------
Ending balance............... $229.0  $ 54.5  $ (82.6)
                              ======  ======  =======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  345.6      $ 86.3          $--         $ (0.6)       $   --    $  431.3
   Government -- non-U.S.....     61.3        10.0           --             --            --        71.3
   U.S. corporate............  2,614.5       313.5           --          (20.0)           --     2,908.0
   Corporate -- non-U.S......    946.3        59.7           --           (9.3)           --       996.7
   Residential
     mortgage-backed.........    550.5        74.5           --           (7.2)         (9.8)      608.0
   Commercial
     mortgage-backed.........    496.8        20.8           --          (15.1)         (3.9)      498.6
   Other asset-backed........    234.2         6.0           --           (0.5)         (1.6)      238.1
                              --------      ------          ---         ------        ------    --------
       Total fixed
         maturity
         securities..........  5,249.2       570.8           --          (52.7)        (15.3)    5,752.0
Equity securities............      0.1         0.1           --             --            --         0.2
                              --------      ------          ---         ------        ------    --------
       Total
         available-for-
         sale securities..... $5,249.3      $570.9          $--         $(52.7)       $(15.3)   $5,752.2
                              ========      ======          ===         ======        ======    ========

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                          GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                        --------------------------- --------------------------
                              AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                               COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)           COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------         --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises............. $  200.6      $ 14.8         $ --         $   --        $   --    $  215.4
   Government -- non-U.S.....     62.6         7.2           --             --            --        69.8
   U.S. corporate............  2,479.9       148.9           --          (27.2)           --     2,601.6
   Corporate -- non-U.S......    919.3        42.9           --           (5.1)           --       957.1
   Residential mortgage-
     backed..................    474.3        22.2          0.9           (4.1)         (8.9)      484.4
   Commercial mortgage-
     backed..................    544.7        19.2           --          (20.3)         (2.9)      540.7
   Other asset-backed........    171.2         6.1           --           (0.6)         (1.7)      175.0
                              --------      ------         ----         ------        ------    --------
       Total fixed
         maturity
         securities..........  4,852.6       261.3          0.9          (57.3)        (13.5)    5,044.0
Equity securities............      0.6         0.3           --             --            --         0.9
                              --------      ------         ----         ------        ------    --------
       Total
         available-for-
         sale securities..... $4,853.2      $261.6         $0.9         $(57.3)       $(13.5)   $5,044.9
                              ========      ======         ====         ======        ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  9.5   $ (0.6)       1     $   --   $   --       --     $  9.5   $ (0.6)       1
   U.S. corporate.........  139.5     (6.4)      39       40.7    (13.6)      14      180.2    (20.0)      53
   Corporate -- non-U.S...  136.8     (8.2)      36       38.7     (1.1)       7      175.5     (9.3)      43
   Residential
     mortgage-backed......   16.2     (0.4)      12       41.4    (16.6)      27       57.6    (17.0)      39
   Commercial
     mortgage-backed......   71.8     (6.8)      16       39.6    (12.2)      22      111.4    (19.0)      38
   Other asset-backed.....   75.7     (0.6)      15        0.9     (1.5)       2       76.6     (2.1)      17
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $445.0   $(20.3)     111     $121.3   $(10.7)      44     $566.3   $(31.0)     155
   20%-50% Below cost.....    4.5     (2.4)       5       32.0    (16.5)      17       36.5    (18.9)      22
   (greater than)50%
     Below cost...........     --     (0.3)       3        8.0    (17.8)      11        8.0    (18.1)      14
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
Investment grade.......... $425.8   $(19.9)      98     $109.3   $(14.0)      41     $535.1   $(33.9)     139
Below investment
  grade (3)...............   23.7     (3.1)      21       52.0    (31.0)      31       75.7    (34.1)      52
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $15.0 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $15.3 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $11.5 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.9% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $10.7 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 70.7% of the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 8.1% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 7.4   $(2.7)      4.0%         3     $ --    $  --       -- %        --
   Structured securities:
       Residential
         mortgage- backed.....    --      --        --         --      0.7     (0.9)      1.3          1
       Commercial
         mortgage- backed.....   3.9    (1.3)      1.9          2       --       --        --         --
       Other asset-backed.....    --      --        --         --      0.7     (1.6)      2.4          1
                               -----   -----       ---         --     ----    -----       ---         --
       Total structured
         securities...........   3.9    (1.3)      1.9          2      1.4     (2.5)      3.7          2
                               -----   -----       ---         --     ----    -----       ---         --
Total......................... $11.3   $(4.0)      5.9%         5     $1.4    $(2.5)      3.7%         2
                               =====   =====       ===         ==     ====    =====       ===         ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $ 9.3   $ (8.0)     11.8%        1     $ --    $   --       -- %       --
   Structured securities:
       Residential
         mortgage- backed.....   9.4     (3.1)      4.6         9      2.8      (8.8)     12.9         5
       Commercial
         mortgage- backed.....   2.0     (1.4)      2.1         2      3.8      (6.5)      9.6         4
                               -----   ------      ----        --     ----    ------      ----        --
       Total structured
         securities...........  11.4     (4.5)      6.7        11      6.6     (15.3)     22.5         9
                               -----   ------      ----        --     ----    ------      ----        --
Total......................... $20.7   $(12.5)     18.5%       12     $6.6    $(15.3)     22.5%        9
                               =====   ======      ====        ==     ====    ======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                        INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $1.3    $(0.8)      1.2%        1       $--     $--        -- %        --
Capital goods............  2.2     (0.9)      1.3         1        --      --         --         --
Technology and
  communications.........  3.9     (1.0)      1.5         1        --      --         --         --
                          ----    -----       ---         -       ---     ---        ---         --
Total.................... $7.4    $(2.7)      4.0%        3       $--     $--        -- %        --
                          ====    =====       ===         =       ===     ===        ===         ==

                                                     BELOW INVESTMENT GRADE
                          -----------------------------------------------------------------------------
                                        20% TO 50%                          GREATER THAN 50%
                          -------------------------------------- --------------------------------------
                                           % OF TOTAL                             % OF TOTAL
                                  GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                 VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                 ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Industry:
Finance and insurance.... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ----    -----       ----        -       ---     ---        ---         --
Total.................... $9.3    $(8.0)      11.8%       1       $--     $--        -- %        --
                          ====    =====       ====        =       ===     ===        ===         ==

   Of the total unrealized losses of $10.7 million for corporate fixed maturity securities presented in the preceding tables, $8.8 million, or 82.2%, of the unrealized losses related to issuers in the finance and insurance sector that were 45.4% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. The $8.8 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $23.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $11.3 million related to other-than-temporarily impaired securities

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                 LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                             ---------------------------- ---------------------------- ----------------------------
                                      GROSS                        GROSS                        GROSS
                             FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS) VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------------------------- ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
 DESCRIPTION OF SECURITIES
    U.S. corporate.......... $314.1   $(12.8)      83     $124.0   $(14.4)      29     $438.1   $(27.2)     112
   Corporate -- non-U.S.....   76.0     (1.9)      25       77.8     (3.2)      13      153.8     (5.1)      38
   Residential
      mortgage-backed.......   42.8     (2.0)      12       65.6    (11.0)      33      108.4    (13.0)      45
   Commercial
      mortgage-backed.......    4.8     (0.1)       3      101.7    (23.1)      37      106.5    (23.2)      40
    Other asset-backed......   20.0     (0.6)       5        2.1     (1.7)       2       22.1     (2.3)       7
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 % Below cost -- fixed
   maturity securities:
   (less than)20% Below
      cost.................. $457.7   $(17.2)     127     $321.0   $(23.0)      83     $778.7   $(40.2)     210
    20%-50% Below cost......     --       --       --       42.5    (18.3)      18       42.5    (18.3)      18
   (greater than)50%
      Below cost............     --     (0.2)       1        7.7    (12.1)      13        7.7    (12.3)      14
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position.................  457.7    (17.4)     128      371.2    (53.4)     114      828.9    (70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===
 Investment grade........... $448.5   $(17.1)     121     $285.2   $(34.0)      76     $733.7   $(51.1)     197
 Below investment
   grade (3)................    9.2     (0.3)       7       86.0    (19.4)      38       95.2    (19.7)      45
                             ------   ------      ---     ------   ------      ---     ------   ------      ---
 Total for securities in
   an unrealized loss
   position................. $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                             ======   ======      ===     ======   ======      ===     ======   ======      ===

--------
(1)Amounts included $13.4 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $13.5 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $7.6 million of unrealized losses on other-than-temporarily impaired securities.

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  139.8    $  141.1
Due after one year through five years..      961.2       998.8
Due after five years through ten years.    1,097.1     1,166.7
Due after ten years....................    1,769.6     2,100.7
                                          --------    --------
   Subtotal............................    3,967.7     4,407.3
Residential mortgage-backed............      550.5       608.0
Commercial mortgage-backed.............      496.8       498.6
Other asset-backed.....................      234.2       238.1
                                          --------    --------
   Total...............................   $5,249.2    $5,752.0
                                          ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   As of December 31, 2011, $388.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, consumer -- non-cyclical and industrial industry groups represented approximately 29.8%, 16.1%, 15.2% and 10.3% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders' equity.

   As of December 31, 2011 and 2010, $2.7 million and $2.6 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
PROPERTY TYPE:
Retail...................  $266.7   34.0%  $274.5   34.7%
Industrial...............   244.0   31.0    238.6   30.1
Office...................   180.0   22.9    183.1   23.1
Apartments...............    63.5    8.1     66.3    8.4
Mixed use/other..........    31.2    4.0     29.3    3.7
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                               2011            2010
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
GEOGRAPHIC REGION:
Pacific..................  $241.5   30.7%  $259.7   32.8%
South Atlantic...........   218.8   27.9    198.0   25.0
Middle Atlantic..........   107.4   13.7    102.7   13.0
East North Central.......    61.7    7.9     68.6    8.7
Mountain.................    45.7    5.8     44.9    5.7
New England..............    42.8    5.4     44.5    5.6
West South Central.......    30.1    3.8     24.8    3.1
East South Central.......    20.1    2.6     21.3    2.7
West North Central.......    17.3    2.2     27.3    3.4
                           ------  -----   ------  -----
   Subtotal..............   785.4  100.0%   791.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.3             0.5
   Allowance for losses..    (6.5)           (6.9)
                           ------          ------
   Total.................  $779.2          $785.4
                           ======          ======

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $133.7 million and $167.0 million, respectively, which was 17.2% and 21.1%, respectively, of our total mortgage holdings.

   As of December 31, 2011, all commercial mortgage loans were current. Of our commercial mortgage loans as of December 31, 2010, $787.5 million were current and $4.3 million were 61 to 90 days past due. As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. There were no commercial mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

   As of and for the years ended 2011 and 2010, we modified or extended five and two commercial mortgage loans, respectively, with a total carrying value of $13.2 million and $3.8 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                          2011    2010
---------------------                                                         ------  ------
Allowance for credit losses:
   Beginning balance......................................................... $  6.9  $  5.1
   Charge-offs...............................................................     --    (1.1)
   Recoveries................................................................     --      --
   Provision.................................................................   (0.4)    2.9
                                                                              ------  ------
   Ending balance............................................................ $  6.5  $  6.9
                                                                              ======  ======
   Ending allowance for individually impaired loans.......................... $   --  $   --
                                                                              ======  ======
   Ending allowance for loans not individually impaired that were evaluated collectively for impairment............................................. $  6.5  $  6.9
                                                                              ======  ======
Recorded investment:
   Ending balance............................................................ $785.4  $791.8
                                                                              ======  ======
   Ending balance of individually impaired loans............................. $   --  $  1.2
                                                                              ======  ======
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $785.4  $790.6
                                                                              ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

(AMOUNTS IN MILLIONS)  2009
---------------------  ----
 Beginning balance.... $2.5
 Provision............  2.6
                       ----
 Ending balance....... $5.1
                       ====

   As of December 31, 2011, we did not have any commercial mortgage loans that were individually impaired. As of December 31, 2010, we had commercial mortgage loans with a recorded investment of $1.2 million that were individually impaired related to the retail property type, with an unpaid principal balance of $2.3 million, charge-offs of $1.1 million and an average recorded investment of $1.2 million.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                      2011
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 64.6   $ 45.9    $132.5     $21.8       $ 1.9     $266.7
   Industrial............    67.4     20.9     137.0      18.7          --      244.0
   Office................    19.2     22.9      92.1      38.8         7.0      180.0
   Apartments............    12.8     31.8      18.9        --          --       63.5
   Mixed use/other.......     6.2     10.9       7.8       6.3          --       31.2
                           ------   ------    ------     -----       -----     ------
   Total.................  $170.2   $132.4    $388.3     $85.6       $ 8.9     $785.4
                           ======   ======    ======     =====       =====     ======
% of total...............    21.7%    16.9%     49.4%     10.9%        1.1%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.90      1.55      1.21        1.09       1.67
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $8.9 million of loans in good standing, with a total weighted-average loan-to-value of 113.4%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                      2010
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 63.7   $ 54.7    $122.5     $ 29.1      $ 4.5     $274.5
   Industrial............    41.4     62.8     101.4       25.8        7.2      238.6
   Office................    32.1     17.8      64.4       61.7        7.1      183.1
   Apartments............     9.8     32.1      16.8        7.6         --       66.3
   Mixed use/other.......    21.2       --        --        8.1         --       29.3
                           ------   ------    ------     ------      -----     ------
   Total.................  $168.2   $167.4    $305.1     $132.3      $18.8     $791.8
                           ======   ======    ======     ======      =====     ======
% of total...............    21.3%    21.1%     38.5%      16.7%       2.4%     100.0%
                           ======   ======    ======     ======      =====     ======
Weighted-average debt
  service coverage ratio.    2.14     1.77      1.61       1.18       0.97       1.67
                           ======   ======    ======     ======      =====     ======

--------
(1)Included $18.8 million of loans in good standing, with a total weighted-average loan-to-value of 113.1%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                          2011
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $ 6.1         $39.5      $ 87.8      $ 91.3     $ 42.0   $266.7
   Industrial............       9.5          20.6        27.7       147.1       39.1    244.0
   Office................      11.0          19.7        58.0        42.8       48.5    180.0
   Apartments............        --           9.6        18.0         6.5       29.4     63.5
   Mixed use/other.......       6.3           7.8          --        14.8        2.3     31.2
                              -----         -----      ------      ------     ------   ------
   Total.................     $32.9         $97.2      $191.5      $302.5     $161.3   $785.4
                              =====         =====      ======      ======     ======   ======
% of total...............       4.2%         12.4%       24.4%       38.5%      20.5%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      69.1%         69.8%       71.0%       59.5%      49.6%    61.9%
                              =====         =====      ======      ======     ======   ======

                                                          2010
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail................     $14.9         $25.0      $101.2      $ 67.5     $ 65.9   $274.5
   Industrial............      20.8          19.3        44.0       114.0       40.5    238.6
   Office................      19.9          33.3        45.8        54.5       29.6    183.1
   Apartments............        --           9.9        15.9        27.3       13.2     66.3
   Mixed use/other.......        --            --         8.1         4.4       16.8     29.3
                              -----         -----      ------      ------     ------   ------
   Total.................     $55.6         $87.5      $215.0      $267.7     $166.0   $791.8
                              =====         =====      ======      ======     ======   ======
% of total...............       7.0%         11.0%       27.2%       33.8%      21.0%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      83.9%         65.4%       70.3%       60.8%      47.4%    62.7%
                              =====         =====      ======      ======     ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   There were no floating rate commercial mortgage loans as of December 31, 2011 or 2010.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2011            2010
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Derivatives.........................  $196.7   36.7%  $ 52.8   20.4%
Derivatives counterparty collateral.   184.4   34.5     28.7   11.1
Trading securities..................   104.7   19.6    110.5   42.8
Securities lending collateral.......    49.4    9.2     66.1   25.6
Other investments...................      --     --      0.3    0.1
                                      ------  -----   ------  -----
   Total other invested assets......  $535.2  100.0%  $258.4  100.0%
                                      ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

  (3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS            DERIVATIVE LIABILITIES
                           ------------------------------  ------------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        ------------      SHEET        -------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2011   2010  CLASSIFICATION    2011   2010
---------------------      --------------    ------ -----  --------------   ------ ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $194.5 $49.8     liabilities   $   -- $ 15.8
   Inflation indexed        Other invested                       Other
     swaps................      assets           --    --     liabilities      2.5    2.1
                                             ------ -----                   ------ ------
   Total cash flow hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
   Total derivatives
     designated as hedges.                    194.5  49.8                      2.5   17.9
                                             ------ -----                   ------ ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets           --    --     liabilities      1.4    1.0
   Interest rate            Other invested                       Other
     swaptions............      assets           --   0.1     liabilities       --     --
                            Other invested                       Other
   Credit default swaps...      assets          0.3   0.8     liabilities      5.1    0.4
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets           --    --     liabilities    177.0  128.6
                            Other invested                       Other
   Equity return swaps....      assets           --    --     liabilities      0.9     --
                            Other invested                       Other
   Equity index options...      assets          1.9   2.1     liabilities       --     --
                            Other invested                       Other
   Financial futures......      assets           --    --     liabilities       --     --
   Reinsurance embedded                                          Other
     derivative...........   Other assets       2.3    --     liabilities       --     --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........  recoverable (2)     2.6  (0.9)   balances (3)     58.4   13.1
                                             ------ -----                   ------ ------
   Total derivatives not
     designated as hedges.                      7.1   2.1                    242.8  143.1
                                             ------ -----                   ------ ------
   Total derivatives......                   $201.6 $51.9                   $245.3 $161.0
                                             ====== =====                   ====== ======

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,182.1       $   --    $   (12.0)      $1,170.1
   Inflation indexed
     swaps................  Notional           56.0          1.9           --           57.9
                                           --------       ------    ---------       --------
   Total cash flow hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
   Total derivatives
     designated as hedges.                  1,238.1          1.9        (12.0)       1,228.0
                                           --------       ------    ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          150.0           --           --          150.0
Interest rate swaptions...  Notional          200.0           --       (200.0)            --
Credit default swaps......  Notional           83.0           --           --           83.0
Credit default swaps
  related to VIEs (1).....  Notional          316.6           --         (2.1)         314.5
Equity return swaps.......  Notional             --         27.9           --           27.9
Equity index options......  Notional           57.7         30.9        (57.7)          30.9
Financial futures.........  Notional          195.0        764.4       (736.9)         222.5
Reinsurance embedded
  derivative..............  Notional             --         17.9           --           17.9
                                           --------       ------    ---------       --------
   Total derivatives not
     designated as hedges.                  1,002.3        841.1       (996.7)         846.7
                                           --------       ------    ---------       --------
   Total derivatives......                 $2,240.4       $843.0    $(1,008.7)      $2,074.7
                                           ========       ======    =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

                                                                  MATURITIES/
(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         6,180          119        (209)          6,090

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 156.7            $ 1.0                income                  $ 6.9
                                                                   Net investment
Inflation indexed swaps..         (0.5)            (2.5)               income                     --
                               -------            -----                                        -----
   Total.................       $156.2              $(1.5)                                     $6.9
                               =======            =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $ 21.0             $ 0.4                income                  $ 0.5
                               ------             -----                                        -----
   Total.................      $21.0              $0.4                                         $0.5
                               ======             =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                                 GAIN (LOSS)
                                              RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)         NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI    (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     -----------------   ----------------- ------------------------ ---------------------
Interest rate swaps                                                  Net investment
  hedging assets.........      $(152.0)             $ 0.3                income                  $(7.2)
                               -------              -----                                        -----
   Total.................         $(152.0)          $0.3                                           $(7.2)
                               =======              =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011   2010   2009
---------------------     ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $ 47.5 $34.7  $132.6
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $(54.9),
  $(8.0) and $54.3.......  101.3  13.0   (97.7)
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $(0.5), $0.2 and $0.1..    1.0  (0.2)   (0.2)
                          ------ -----  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $149.8 $47.5  $ 34.7
                          ====== =====  ======

   The total of derivatives designated as cash flow hedges of $149.8 million, net of taxes, recorded in stockholders' equity as of December 31, 2011 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $0.6 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2040. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2011    2010   2009             IN NET INCOME (LOSS)
---------------------                    ------  -----  ------  ----------------------------------------
Interest rate swaps..................... $ (1.1) $13.0  $(29.3) Net investment gains (losses)
Interest rate swaptions.................   (0.1)  (3.9)     --  Net investment gains (losses)
Credit default swaps....................   (4.0)  (0.4)    6.5  Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  (45.8)  (8.6)     --  Net investment gains (losses)
Equity return swaps.....................    1.3     --      --  Net investment gains (losses)
Equity index options....................    1.5   (6.2)  (19.7) Net investment gains (losses)
Financial futures.......................   22.0   (9.8)  (32.9) Net investment gains (losses)
Reinsurance embedded derivatives........    2.3     --      --  Net investment gains (losses)
GMWB embedded derivatives...............  (37.8)   8.4    74.7  Net investment gains (losses)
                                         ------  -----  ------
   Total derivatives not designated as
     hedges............................. $(61.7) $(7.5) $ (0.7)
                                         ======  =====  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $192.6 million and $49.9 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $182.8 million and $145.1 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $184.4 million and $28.7 million, respectively, related to these agreements, including over collateralization of $6.8 million and $1.1 million, respectively, from certain counterparties. As of December 31, 2011, we posted $0.1 million of collateral to derivative counterparties, with no over collateralization. As of December 31, 2010, we posted $19.4 million of collateral to derivative counterparties, including over collateralization of $3.6 million. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $15.0 million and $22.3 million, respectively, from counterparties and required to disburse up to $5.7 million and $0.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 5.0    $ --      $--      $ 5.0    $0.1      $--
A
   Matures after one year through five years..    5.0      --       --        5.0     0.2       --
BBB
   Matures after one year through five years..   25.0     0.3       --       25.0     0.6       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.3      $--      $35.0    $0.9      $--
                                                =====    ====      ===      =====    ====      ===

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2011                        2010
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Original index tranche attachment/detachment
  point and maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $ 48.0   $--     $  5.1     $ 48.0   $--     $  0.4
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swap index tranches.....    48.0    --        5.1       48.0    --        0.4
                                                  ------   ---     ------     ------   ---     ------
Customized credit default swap index tranches
  related to VIEs:
   Portion backing third-party borrowings
     maturing 2017 (2)..........................    14.5    --        7.3       16.5    --        8.1
   Portion backing our interest maturing
     2017 (3)...................................   300.0    --      169.7      300.0    --      120.5
                                                  ------   ---     ------     ------   ---     ------
   Total customized credit default swap index
     tranches related to VIEs...................   314.5    --      177.0      316.5    --      128.6
                                                  ------   ---     ------     ------   ---     ------
   Total credit default swaps on index
     tranches...................................  $362.5   $--     $182.1     $364.5   $--     $129.0
                                                  ======   ===     ======     ======   ===     ======

--------
(1)The current attachment/detachment as of December 31, 2011 and 2010 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)     2011 (1) 2010 (2) 2009 (3)
---------------------     -------- -------- --------
Unamortized balance as
  of January 1...........  $483.2   $492.0   $497.8
   Costs deferred........    49.5     38.4     32.8
   Amortization, net of
     interest accretion..   (41.0)   (47.6)   (32.8)
   Cumulative effect of
     changes in
     accounting..........      --      0.4     (5.8)
                           ------   ------   ------
Unamortized balance as
  of December 31.........   491.7    483.2    492.0
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   (63.2)   (64.2)    10.9
                           ------   ------   ------
Balance as of December 31  $428.5   $419.0   $502.9
                           ======   ======   ======

--------
(1)Included a $5.6 million adjustment to amortization that related to prior years.
(2)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.
(3)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. In 2010, loss recognition testing of our life insurance business in our U.S. Life Insurance segment resulted in an increase in amortization of DAC of $15.4 million due to higher lapses on our term life insurance policies as they go through their post-level rate period. In 2009, loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $4.8 million reflecting unfavorable equity market performance.

(5)INTANGIBLE ASSETS

   The following table presents our intangible assets as of December 31:

                                     2011                        2010
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $ 95.8       $ (94.9)       $114.1        $(91.4)
Deferred sales
  inducements to
  contractholders........       29.7         (14.0)         26.5          (8.4)
                              ------       -------        ------        ------
   Total.................     $125.5       $(108.9)       $140.6        $(99.8)
                              ======       =======        ======        ======

   Amortization expense related to PVFP for the years ended December 31, 2011, 2010 and 2009 was $3.5 million, $2.2 million and $(9.6) million, respectively. Amortization expense related to deferred sales inducements of $5.6 million, $4.6 million and $0.4 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2011    2010  2009 (1)
---------------------      ------  -----  --------
Unamortized balance as
  of January 1............ $ 29.0  $31.2   $23.2
   Interest accreted at
     4.8%, 4.7% and 4.9%..    1.3    1.4     1.3
   Amortization...........   (4.8)  (3.6)    8.3
   Cumulative effect of
     change in accounting.     --     --    (1.6)
                           ------  -----   -----
Unamortized balance as
  of December 31..........   25.5   29.0    31.2
   Accumulated effect of
     net unrealized
     investment (gains)
     losses...............  (24.6)  (6.3)    9.5
                           ------  -----   -----
Balance as of December 31. $  0.9  $22.7   $40.7
                           ======  =====   =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2012. 12.7%
                                  2013. 11.9%
                                  2014.  9.5%
                                  2015.  8.8%
                                  2016.  8.0%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                             U.S. LIFE
          (AMOUNTS IN MILLIONS)              INSURANCE RUNOFF   TOTAL
          ---------------------              --------- ------  ------
          Balance as of December 31, 2009:
          Gross goodwill....................  $ 49.1   $ 25.3  $ 74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Balance as of December 31, 2010:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Impairment losses.................   (49.1)      --   (49.1)
          Balance as of December 31, 2011:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................  $   --   $   --  $   --
                                              ======   ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   GOODWILL IMPAIRMENT LOSSES

   During 2011, we recorded a goodwill impairment related to our life and long-term care insurance reporting units. The key assumptions utilized in this valuation included expected future business performance, new business production, and the discount rate, all of which were adversely impacted as a result of regulatory environment developments and the current market environment resulting in the entire amount of goodwill being impaired for both these reporting units. There were no goodwill impairment charges recorded in 2010 and 2009.

(6) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut ("MetLife"). Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $160.1 million and $185.2 million as of December 31, 2011 and 2010, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $680.6 million and $691.8 million as of December 31, 2011 and 2010, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $1,042.4 million and $982.3 million as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had $64.8 million and $90.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.8 million and $2.6 million for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $1,883.1 million and $1,859.3 million, respectively, associated with UFLIC.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,460.8 million and $1,260.4 million, respectively, as of December 31, 2011 and 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2011        2010        2009
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 31,308.4  $ 29,431.2  $ 28,375.8
Amounts assumed from
  other companies........       50.6        47.6        54.7
Amounts ceded to other
  companies (1)..........  (22,870.1)  (22,166.2)  (21,782.2)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  8,488.9  $  7,312.6  $  6,648.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.6%        0.7%        0.8%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
                          -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2011     2010     2009     2011     2010     2009
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 238.4  $ 233.5  $ 227.6  $ 234.1  $ 231.0  $ 227.2
Assumed..................    69.4     70.6     72.9     70.7     71.8     72.1
Ceded....................  (122.6)  (119.7)  (121.1)  (122.3)  (120.6)  (120.0)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 185.2  $ 184.4  $ 179.4  $ 182.5  $ 182.2  $ 179.3
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               38.7%    39.4%    40.2%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $231.0 million, $239.7 million and $203.2 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2011     2010
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      5.0% - 7.5%  $1,706.0 $1,581.6
Structured settlements with life contingencies..    (b)      2.0% - 8.5%     584.8    583.6
Annuity contracts with life contingencies.......    (b)      2.0% - 8.5%     292.4    291.8
Traditional life insurance contracts............    (c)      2.5% - 7.5%      69.7     69.1
Supplementary contracts with life contingencies.    (b)      2.0% - 8.5%      46.7     48.0
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,699.7 $2,574.2
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2011     2010
---------------------                               -------- --------
Annuity contracts.................................. $3,173.1 $3,077.4
FABNs..............................................    400.1    400.1
Structured settlements without life contingencies..    231.3    243.0
Supplementary contracts without life contingencies.     67.4     67.5
                                                    -------- --------
   Total investment contracts......................  3,871.9  3,788.0
Universal life insurance contracts.................    270.4    253.8
                                                    -------- --------
   Total policyholder account balances............. $4,142.3 $4,041.8
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $881.4 million and $937.6 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2011   2010
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $239.5 $249.6
   Net amount at risk........................................................... $  6.4 $  3.3
   Average attained age of contractholders......................................     69     69

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $509.4 $569.9
   Net amount at risk........................................................... $ 35.3 $ 22.4
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $510.6 $543.5
   Guaranteed annuitization benefits............................................ $ 50.4 $ 56.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.2 million and $0.1 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $123.3 million and $78.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2011   2010
---------------------  ------ ------
 Balanced funds....... $342.7 $363.7
 Equity funds.........  126.1  132.5
 Bond funds...........   86.8   93.4
 Money market funds...    3.0    4.4
 Other................    2.3    5.9
                       ------ ------
    Total............. $560.9 $599.9
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2011     2010     2009
---------------------      -------  -------  -------
Beginning as of January 1. $ 443.7  $ 368.0  $ 318.7
Less reinsurance
  recoverables............  (272.9)  (217.2)  (193.2)
                           -------  -------  -------
   Net balance as of
     January 1............   170.8    150.8    125.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........   102.0     69.1     66.6
   Prior years............    19.4     33.8     31.5
                           -------  -------  -------
       Total incurred.....   121.4    102.9     98.1
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.3)   (23.2)   (25.1)
   Prior years............   (68.3)   (59.7)   (47.7)
                           -------  -------  -------
       Total paid.........   (92.6)   (82.9)   (72.8)
                           -------  -------  -------
   Net balance as of
     December 31..........   199.6    170.8    150.8
                           -------  -------  -------
Add reinsurance
  recoverables............   314.3    272.9    217.2
                           -------  -------  -------
Balance as of December 31. $ 513.9  $ 443.7  $ 368.0
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   During 2011, 2010 and 2009, we strengthened prior year reserves by $19.4 million, $33.8 million and $31.5 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we increased prior year claim reserves related to our long-term care insurance business by $19.3 million from $432.2 million as of December 31, 2010. We have experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance business as a result of an increase in the amount and duration of claims as compared to 2009.

   In 2010, we increased prior year claim reserves related to our long-term care insurance business by $27.2 million from $357.3 million as of December 31, 2009. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   In 2009, we strengthened prior year claim reserves related to our long-term care insurance business by $24.3 million from $304.5 million as of December 31, 2008. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. Under this agreement, amounts incurred for these items aggregated $48.5 million, $45.1 million and $42.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.2 million, $0.3 million and $0.1 million of interest expense incurred under this agreement for December 31, 2011, 2010 and 2009, respectively. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2011, 2010 and 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011 and 2010, we did not record any gains in additional paid-in capital related to the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $25.9 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2011  2010   2009
---------------------     -----  ----- -----
Current federal income
  taxes.................. $11.8  $16.4 $(9.4)
Deferred federal income
  taxes..................   4.9   11.7  14.6
                          -----  ----- -----
   Total federal income
     taxes...............  16.7   28.1   5.2
                          -----  ----- -----
Current state income
  taxes..................   0.1    0.6  (0.2)
Deferred state income
  taxes..................  (1.3)   1.5   0.2
                          -----  ----- -----
   Total state income
     taxes...............  (1.2)   2.1    --
                          -----  ----- -----
   Total provision for
     income taxes........ $15.5  $30.2 $ 5.2
                          =====  ===== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                            2011   2010  2009
                          -------  ----  ----
Statutory U.S. federal
  income tax rate........    35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........  (159.9)  1.6  (0.1)
   Dividends received
     deductions..........  (187.0) (0.9) (3.5)
   Tax benefits related
     to separation from
     our former parent...      --  (0.8)   --
   Non-deductible
     goodwill............ 3,443.3    --    --
   Interest on uncertain
     tax positions.......     0.7  (0.4)   --
   Other, net............   (34.7) (0.2) (2.5)
                          -------  ----  ----
Effective rate........... 3,097.4% 34.3% 28.9%
                          =======  ====  ====

   The effective tax rate was higher in 2011 compared to previous years primarily due to the impairment of non-deductible goodwill. Additionally, lower pre-tax results in 2011 increased the relative magnitude of other tax provision items. The effective tax rate was higher in 2010 compared to 2009 primarily due to changes in uncertain tax benefits related to our 2004 separation from our former parent, GE. In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Exceptions include several refund claims for years prior to 2005. The estimated exposure with respect to years prior to 2006 has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. In 2011, the IRS submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR included issues of disagreement which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. Appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2011   2010
---------------------         ------ ------
Assets:
   Investments............... $114.0 $109.5
   Accrued commission
     and general expenses....    2.9    2.9
   Net operating loss
     carryforwards...........    8.5    7.6
   Other.....................    2.6   15.7
                              ------ ------
       Total deferred
         income tax
         assets..............  128.0  135.7
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............  124.9   30.1
   Net unrealized gains
     on derivatives..........   81.6   26.2
   Insurance reserves........   35.7   38.7
   DAC.......................  128.3  127.3
   PVFP......................   18.4   20.4
   Other.....................    5.3    5.6
                              ------ ------
       Total deferred
         income tax
         liabilities.........  394.2  248.3
                              ------ ------
       Net deferred
         income tax
         liability........... $266.2 $112.6
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $24.2 million as of December 31, 2011, and, if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $1.9 million and $0.4 million for the years ended December 31, 2011 and December 31, 2009, respectively. We paid federal and state taxes of $18.0 million for the year ended December 31, 2010.

   As of December 31, 2011 and 2010, our current federal income tax receivable was $3.1 million and $16.5 million, respectively, and our current state income tax payable was $1.6 million and $1.2 million, respectively.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

            (AMOUNTS IN MILLIONS)                         2011  2010
            ---------------------                         ----- ----
            Balance as of January 1...................... $ 8.8 $ --
            Tax positions related to the current period:
               Gross additions...........................   1.7  2.4
            Tax positions related to the prior years:
               Gross additions...........................   0.6  6.4
                                                          ----- ----
            Balance as of December 31.................... $11.1 $8.8
                                                          ===== ====

   The total amount of unrecognized tax benefits was $11.1 million as of December 31, 2011, none of which would affect the effective rate on continuing operations. The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. For the year ended December 31, 2009, we had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. The consolidated balance sheet as of December 31, 2011 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2011. The consolidated balance sheet as of December 31, 2010 included approximately $0.5 million accrued for interest or penalties related to unrecognized tax benefits. We recorded a benefit of approximately $0.5 million of interest and penalties in 2010. The consolidated balance sheet as of December 31, 2009 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2009.

   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011 and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, bidding practices in connection with our management and administration of a third-party's municipal guaranteed investment contract business, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and our pricing structures. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor determine the ultimate outcomes of any pending investigations and legal proceedings, nor to provide reasonable ranges of possible losses.

   On July 30, 2010, we received a subpoena from the office of the New York Attorney General, relating to an industry-wide investigation of the use of retained asset accounts as a settlement option for life insurance death benefit payments. When a retained asset account is established for a beneficiary, we retain the death benefit proceeds in its general account and pay interest on those proceeds. Beneficiaries can withdraw all of the funds or a portion of the funds held in the account at any time. In addition to the subpoena, we have been contacted by state insurance regulators regarding retained asset accounts. We have responded to the New York Attorney General subpoena and state insurance regulator information requests, and will cooperate with respect to any follow-up requests or inquiries.

   On June 22, 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Swiss Re reinsures a block of long-term care insurance policies issued by us and GLIC. In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid premiums.

   Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                      2011                          2010
                          ----------------------------- -----------------------------
                          NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  779.2  $  835.2   $    (1) $  785.4  $  820.0
   Other invested assets.       (1)       --        --        (1)      0.3       0.3
Liabilities:
   Investment contracts..       (1)  3,871.9   3,975.5        (1)  3,788.0   3,861.9

--------
(1)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                 2011
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  427.4   $--   $  427.4 $   --
   Internal models................      3.9    --         --    3.9
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    431.3    --      427.4    3.9
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     64.1    --       64.1     --
   Internal models................      7.2    --         --    7.2
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     71.3    --       64.1    7.2
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,619.4    --    2,619.4     --
   Broker quotes..................     14.6    --         --   14.6
   Internal models................    274.0    --       49.8  224.2
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,908.0    --    2,669.2  238.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    695.9    --      695.9     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    295.8    --       61.6  234.2
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    996.7    --      757.5  239.2
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    607.5    --      607.5     --
   Internal models................      0.5    --         --    0.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    608.0    --      607.5    0.5
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    492.6    --      492.6     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      2.1    --         --    2.1
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    498.6    --      492.6    6.0
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    212.9    --      212.9     --
   Broker quotes..................     22.3    --         --   22.3
   Internal models................      2.9    --        2.9     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    238.1    --      215.8   22.3
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,752.0   $--   $5,234.1 $517.9
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                 2010
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  210.0   $--   $  210.0 $   --
   Internal models................      5.4    --        1.9    3.5
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    215.4    --      211.9    3.5
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     61.3    --       61.3     --
   Internal models................      8.5    --        8.5     --
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     69.8    --       69.8     --
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,312.8    --    2,312.8     --
   Broker quotes..................      8.2    --         --    8.2
   Internal models................    280.6    --      204.3   76.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,601.6    --    2,517.1   84.5
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    621.9    --      621.9     --
   Broker quotes..................     15.2    --         --   15.2
   Internal models................    320.0    --      290.6   29.4
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    957.1    --      912.5   44.6
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    472.8    --      472.8     --
   Broker quotes..................      5.1    --         --    5.1
   Internal models................      6.5    --         --    6.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    484.4    --      472.8   11.6
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    533.0    --      533.0     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      3.8    --         --    3.8
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    540.7    --      533.0    7.7
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    169.6    --      169.6     --
   Broker quotes..................      4.2    --         --    4.2
   Internal models................      1.2    --        1.2     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    175.0    --      170.8    4.2
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,044.0   $--   $4,887.9 $156.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                      2011
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.1   $0.1    $ --    $ --
Internal models..........  0.1     --      --     0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.2   $0.1    $ --    $0.1
                          ====   ====    ====    ====

                                      2010
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.9   $ --    $0.8    $0.1
                          ----   ----    ----    ----
   Total equity
     securities.......... $0.9   $ --    $0.8    $0.1
                          ====   ====    ====    ====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                       2011
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.6   $--    $1.6   $   --
Broker quotes............  103.1    --      --    103.1
                          ------   ---    ----   ------
   Total trading
     securities.......... $104.7   $--    $1.6   $103.1
                          ======   ===    ====   ======

                                       2010
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  2.4   $--    $2.4   $   --
Broker quotes............    8.8    --      --      8.8
Internal models..........   99.3    --      --     99.3
                          ------   ---    ----   ------
   Total trading
     securities.......... $110.5   $--    $2.4   $108.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments and is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and consumer price index, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3.

   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIEs are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $13.9 million and $5.6 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                        2011
                                          ---------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                     -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-
            sponsored enterprises........ $  431.3 $   --  $  427.4 $  3.9
          Government --
            non-U.S......................     71.3     --      64.1    7.2
          U.S. corporate.................  2,908.0     --   2,669.2  238.8
          Corporate --
            non-U.S......................    996.7     --     757.5  239.2
          Residential
            mortgage-backed..............    608.0     --     607.5    0.5
          Commercial
            mortgage-backed..............    498.6     --     492.6    6.0
          Other
            asset-backed.................    238.1     --     215.8   22.3
                                          -------- ------  -------- ------
          Total fixed
            maturity
            securities...................  5,752.0     --   5,234.1  517.9
                                          -------- ------  -------- ------
       Equity securities.................      0.2    0.1        --    0.1
                                          -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities...................    104.7     --       1.6  103.1
          Derivative
            assets:
              Interest
                rate
                swaps....................    194.5     --     194.5     --
              Credit
                default
                swaps....................      0.3     --       0.3     --
              Equity
                index
                options..................      1.9     --        --    1.9
                                          -------- ------  -------- ------
              Total
                derivative
                assets...................    196.7     --     194.8    1.9
                                          -------- ------  -------- ------
          Securities
            lending
            collateral...................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral...................    136.7     --     136.7     --
                                          -------- ------  -------- ------
          Total other
            invested
            assets.......................    487.5     --     382.5  105.0
                                          -------- ------  -------- ------
   Restricted other
     invested assets
     related to VIEs.....................    303.9     --     199.4  104.5
   Other assets (1)......................      2.3     --       2.3     --
   Reinsurance
     recoverable (2).....................      2.6     --        --    2.6
   Separate account
     assets..............................    885.0  885.0        --     --
                                          -------- ------  -------- ------
          Total assets................... $7,433.5 $885.1  $5,818.3 $730.1
                                          ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (3)........................ $   58.4 $   --  $     -- $ 58.4
   Derivative
     liabilities:
       Interest rate
         swaps...........................      1.4     --       1.4     --
       Inflation indexed
         swaps...........................      2.5     --       2.5     --
       Credit default
         swaps...........................      5.1     --        --    5.1
       Credit default
         swaps related
         to VIEs.........................    177.0     --        --  177.0
       Equity return
         swaps...........................      0.9     --       0.9     --
                                          -------- ------  -------- ------
       Total derivative
         liabilities.....................    186.9     --       4.8  182.1
   Borrowings related to
     VIEs................................      6.3     --        --    6.3
                                          -------- ------  -------- ------
          Total
            liabilities.................. $  251.6 $   --  $    4.8 $246.8
                                          ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with certain reinsurance agreements.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                                        2010
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                    --------  -------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  215.4  $     -- $  211.9 $  3.5
          Government --
            non-U.S.....................     69.8        --     69.8     --
          U.S. corporate................  2,601.6        --  2,517.1   84.5
          Corporate --
            non-U.S.....................    957.1        --    912.5   44.6
          Residential
            mortgage-backed.............    484.4        --    472.8   11.6
          Commercial
            mortgage-backed.............    540.7        --    533.0    7.7
          Other
            asset-backed................    175.0        --    170.8    4.2
                                         --------  -------- -------- ------
          Total fixed
            maturity
            securities..................  5,044.0        --  4,887.9  156.1
                                         --------  -------- -------- ------
       Equity securities................      0.9        --      0.8    0.1
                                         --------  -------- -------- ------
       Other invested
         assets:
          Trading
            securities..................    110.5        --      2.4  108.1
          Derivative
            assets:
              Interest
                rate
                swaps...................     49.8        --     49.8     --
              Interest
                rate
                swaptions...............      0.1        --       --    0.1
              Credit
                default
                swaps...................      0.8        --      0.8     --
              Equity
                index
                options.................      2.1        --       --    2.1
                                         --------  -------- -------- ------
              Total
                derivative
                assets..................     52.8        --     50.6    2.2
                                         --------  -------- -------- ------
          Securities
            lending
            collateral..................     66.1        --     66.1     --
          Derivatives
            counterparty
            collateral..................     26.1        --     26.1     --
                                         --------  -------- -------- ------
          Total other
            invested
            assets......................    255.5        --    145.2  110.3
                                         --------  -------- -------- ------
   Restricted other
     invested assets
     related to VIEs....................    306.5        --    199.3  107.2
   Reinsurance
     recoverable (1)....................     (0.9)       --       --   (0.9)
   Separate account
     assets.............................  1,000.9   1,000.9       --     --
                                         --------  -------- -------- ------
          Total assets.................. $6,606.9  $1,000.9 $5,233.2 $372.8
                                         ========  ======== ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   13.1  $     -- $     -- $ 13.1
   Derivative
     liabilities:
       Interest rate
         swaps..........................     16.8        --     16.8     --
       Inflation indexed
         swaps..........................      2.1        --      2.1     --
       Credit default
         swaps..........................      0.4        --       --    0.4
       Credit default
         swaps related
         to VIEs........................    128.6        --       --  128.6
                                         --------  -------- -------- ------
       Total derivative
         liabilities....................    147.9        --     18.9  129.0
   Borrowings related to
     VIEs...............................      7.7        --       --    7.7
                                         --------  -------- -------- ------
          Total
            liabilities................. $  168.7  $     -- $   18.9 $149.8
                                         ========  ======== ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009

changes occur. Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------



                              BEGINNING
                               BALANCE
                                AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                              JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)            2011      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------         ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....   $  3.5      $  --     $(0.1)    $  --   $   --    $ --      $ (1.4)    $  1.9   $  --
  Government -- non-U.S......       --         --        --        --       --      --        (1.3)       8.5      --
  U.S. corporate (1).........     84.5        2.5      11.7      32.0     (8.3)     --        (6.2)     122.6      --
  Corporate --
    non-U.S. (1).............     44.6       (5.2)     (2.0)     30.0    (12.2)     --       (11.9)     196.8    (0.9)
  Residential
    mortgage-backed..........     11.6         --      (5.6)       --       --      --        (5.5)        --      --
  Commercial
    mortgage-backed..........      7.7         --      (0.1)       --       --      --        (1.6)        --      --
  Other asset-backed.........      4.2       (0.5)      0.2      18.4       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total fixed maturity
    securities...............    156.1       (3.2)      4.1      80.4    (20.5)     --       (27.9)     329.8    (0.9)
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Equity securities............      0.1         --        --        --       --      --          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Other invested assets:
  Trading securities.........    108.1       (1.3)       --        --       --      --        (3.7)        --      --
  Derivative assets:
     Credit default swaps....      0.1       (0.1)       --        --       --      --          --         --      --
     Equity index options....      2.1        1.4        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
     Total derivative
      assets.................      2.2        1.3        --       8.4       --      --       (10.0)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total other invested
    assets...................    110.3         --        --       8.4       --      --       (13.7)        --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Restricted other
 invested assets
 related to VIEs (2).........    107.2       (2.7)       --        --       --      --          --         --      --
Reinsurance recoverable
 (3).........................     (0.9)       3.0        --        --       --     0.5          --         --      --
                                ------      -----     -----     -----   ------    ----      ------     ------   -----
Total Level 3 assets.........   $372.8      $(2.9)    $ 4.1     $88.8   $(20.5)   $0.5      $(41.6)    $329.8   $(0.9)
                                ======      =====     =====     =====   ======    ====      ======     ======   =====




                                           TOTAL GAINS
                                             (LOSSES)
                                           INCLUDED IN
                                 ENDING     NET INCOME
                                BALANCE       (LOSS)
                                 AS OF     ATTRIBUTABLE
                              DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2011      STILL HELD
---------------------         ------------ ------------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-
    sponsored enterprises....    $  3.9       $  --
  Government -- non-U.S......       7.2          --
  U.S. corporate (1).........     238.8         2.5
  Corporate --
    non-U.S. (1).............     239.2        (0.1)
  Residential
    mortgage-backed..........       0.5          --
  Commercial
    mortgage-backed..........       6.0          --
  Other asset-backed.........      22.3        (0.5)
                                 ------       -----
  Total fixed maturity
    securities...............     517.9         1.9
                                 ------       -----
Equity securities............       0.1          --
                                 ------       -----
Other invested assets:
  Trading securities.........     103.1        (1.3)
  Derivative assets:
     Credit default swaps....        --        (0.1)
     Equity index options....       1.9         1.4
                                 ------       -----
     Total derivative
      assets.................       1.9         1.3
                                 ------       -----
  Total other invested
    assets...................     105.0          --
                                 ------       -----
Restricted other
 invested assets
 related to VIEs (2).........     104.5        (2.7)
Reinsurance recoverable
 (3).........................       2.6         3.0
                                 ------       -----
Total Level 3 assets.........    $730.1       $ 2.2
                                 ======       =====

--------
(1)The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------
                                                                                                            TOTAL GAINS
                                                                                                              (LOSSES)
                                                               PURCHASES,                                   INCLUDED IN
                              BEGINNING                          SALES,                           ENDING     NET INCOME
                               BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                                AS OF    INCLUDED IN              AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                              JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2010      (LOSS)     IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------         ---------- ----------- -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities
   U.S. government,
     agencies and
     government-sponsored
     enterprises.............  $     --    $   --     $  --      $ (0.8)    $  4.3  $      --     $  3.5       $   --
   U.S. corporate (1)........      74.5       2.0       0.5         4.3       24.8      (21.6)      84.5          2.0
   Corporate -- non-U.S.
     (1).....................      46.7     (10.7)      4.1         7.6       29.5      (32.6)      44.6         (2.8)
   Residential
     mortgage- backed (2)....     217.5        --       0.1         4.0         --     (210.0)      11.6           --
   Commercial
     mortgage- backed (2)....     532.6      (1.3)      1.8       (30.5)      22.3     (517.2)       7.7           --
   Other asset-backed
     (2), (3)................     421.6      (0.1)     (0.5)       (0.8)        --     (416.0)       4.2         (3.7)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total fixed maturity
     securities..............   1,292.9     (10.1)      6.0       (16.2)      80.9   (1,197.4)     156.1         (4.5)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Equity securities............        --        --        --         0.1         --         --        0.1           --
                               --------    ------     -----      ------     ------  ---------     ------       ------
Other invested assets:
   Trading securities (3)....      14.7       2.4        --       (10.0)     102.1       (1.1)     108.1          2.2
   Derivative assets:........
       Credit default
         swaps...............       1.0      (0.9)       --          --         --         --        0.1         (0.9)
       Equity index
         options.............       6.7      (6.2)       --         1.6         --         --        2.1         (6.2)
                               --------    ------     -----      ------     ------  ---------     ------       ------
       Total derivative
         assets..............       7.7      (7.1)       --         1.6         --         --        2.2         (7.1)
                               --------    ------     -----      ------     ------  ---------     ------       ------
   Total other invested
     assets..................      22.4      (4.7)       --        (8.4)     102.1       (1.1)     110.3         (4.9)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Restricted other
  invested assets
  related to VIEs (4)........        --      (4.7)       --       111.9         --         --      107.2         (4.7)
Reinsurance recoverable
  (5)........................      (0.9)     (0.4)       --         0.4         --         --       (0.9)        (0.4)
                               --------    ------     -----      ------     ------  ---------     ------       ------
Total Level 3 assets.........  $1,314.4    $(19.9)    $ 6.0      $ 87.8     $183.0  $(1,198.5)    $372.8       $(14.5)
                               ========    ======     =====      ======     ======  =========     ======       ======

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
(3)Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
                                      -----------------



                           BEGINNING                                                                                ENDING
                            BALANCE   INCLUDED                                                                     BALANCE
                             AS OF     IN NET                                                  TRANSFER TRANSFER    AS OF
                           JANUARY 1, (INCOME)  INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2011      LOSS     IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------      ---------- --------  -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1).............   $ 13.1    $41.0      $--       $--     $--    $4.3       $  --      $--      $--       $ 58.4
Derivative liabilities:
   Credit default swaps...      0.4      5.3       --        --      --      --        (0.6)      --       --          5.1
   Credit default swaps
    related to VIEs (2)...    128.6     48.4       --        --      --      --          --       --       --        177.0
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total derivative
 liabilities..............    129.0     53.7       --        --      --      --        (0.6)      --       --        182.1
Borrowings related to
 VIEs (2).................      7.7     (1.4)      --        --      --      --          --       --       --          6.3
                             ------    -----      ---       ---     ---    ----       -----      ---      ---       ------
Total Level 3 liabilities.   $149.8    $93.3      $--       $--     $--    $4.3       $(0.6)     $--      $--       $246.8
                             ======    =====      ===       ===     ===    ====       =====      ===      ===       ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1).............     $41.3
Derivative liabilities:
   Credit default swaps...       5.3
   Credit default swaps
    related to VIEs (2)...      48.4
                               -----
Total derivative
 liabilities..............      53.7
Borrowings related to
 VIEs (2).................      (1.1)
                               -----
Total Level 3 liabilities.     $93.9
                               =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                           LOSSES
-                                     -----------------
                                                                                                     TOTAL (GAINS)
                                                                                                         LOSSES
                                                          PURCHASES                                   INCLUDED IN
                           BEGINNING                        SALES,                         ENDING     NET (INCOME)
                            BALANCE   INCLUDED            ISSUANCES                       BALANCE         LOSS
                             AS OF     IN NET                AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, (INCOME)  INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010      LOSS     IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------      ---------- --------  -------- ------------ -------- -------- ------------ --------------
Policyholder account
 balances (1).............   $19.0     $(9.5)     $--       $ 3.6      $   --    $--       $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps...      --       0.4       --          --          --     --          0.4          0.4
   Credit default swaps...
   related to VIEs (2)....      --       9.0       --        (1.0)      120.6     --        128.6          9.0
                             -----     -----      ---       -----      ------    ---       ------        -----
   Total derivative
    liabilities...........      --       9.4       --        (1.0)      120.6     --        129.0          9.4
Borrowings related to
 VIEs (2).................      --      (0.8)      --          --         8.5     --          7.7         (0.8)
                             -----     -----      ---       -----      ------    ---       ------        -----
Total Level 3 liabilities.   $19.0     $(0.9)     $--       $ 2.6      $129.1    $--       $149.8        $(0.7)
                             =====     =====      ===       =====      ======    ===       ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(13)VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (a) Variable Interest Entities Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the years ended December 31:

      (AMOUNTS IN MILLIONS)                                  2011    2010
      ---------------------                                 ------  -----
      Revenues:
      Net investment income:
         Restricted other invested assets.................. $  1.0  $ 1.0
                                                            ------  -----
         Total net investment income.......................    1.0    1.0
                                                            ------  -----
      Net investment gains (losses):
         Trading securities................................   (0.5)   9.2
         Derivatives.......................................  (45.8)  (8.6)
         Borrowings related to VIEs recorded at fair value.    1.4    0.4
                                                            ------  -----
         Total net investment gains (losses)...............  (44.9)   1.0
                                                            ------  -----
             Total revenues................................  (43.9)   2.0
                                                            ------  -----
      Expenses:
      Interest expense.....................................    1.7    1.8
                                                            ------  -----
             Total expenses................................    1.7    1.8
                                                            ------  -----
      Income (loss) before income taxes....................  (45.6)   0.2
      Provision (benefit) for income taxes.................  (16.1)   0.1
                                                            ------  -----
      Net income (loss).................................... $(29.5) $ 0.1
                                                            ======  =====

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

        (AMOUNTS IN MILLIONS)                               2011   2010
        ---------------------                              ------ ------
        Assets
           Investments:
               Restricted other invested assets:
                  Trading securities...................... $303.9 $306.5
                                                           ------ ------
               Total restricted other invested assets.....  303.9  306.5
                                                           ------ ------
                  Total investments.......................  303.9  306.5
           Accrued investment income......................    0.3    0.3
                                                           ------ ------
               Total assets............................... $304.2 $306.8
                                                           ====== ======
        Liabilities
           Other liabilities:
               Derivative liabilities..................... $177.0 $128.6
               Other liabilities..........................    0.1    0.1
                                                           ------ ------
               Total other liabilities....................  177.1  128.7
           Borrowings related to VIEs.....................    6.3    7.7
                                                           ------ ------
               Total liabilities.......................... $183.4 $136.4
                                                           ====== ======

   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


  (b) Borrowings Related To Variable Interest Entities

   Borrowings related VIEs were as follows as of December 31:

                                 2011               2010
                          ------------------ ------------------
                          PRINCIPAL CARRYING PRINCIPAL CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    VALUE    AMOUNT    VALUE
---------------------     --------- -------- --------- --------
Marvel Finance 2007-1
  LLC, due 2017 (1)......   $ 2.5     $0.3     $ 4.6     $1.0
Marvel Finance 2007-4
  LLC, due 2017 (1)......    11.9      6.0      11.9      6.7
                            -----     ----     -----     ----
   Total.................   $14.4     $6.3     $16.5     $7.7
                            =====     ====     =====     ====

--------
(1)Accrual of interest based on three-month London Interbank Offered Rate that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14)RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on statutory results as of December 31, 2011, we have no capacity to make a dividend payment in 2012 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2011, 2010 and 2009.

(15)SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We received a permitted practice from New York to exempt certain of our investments from a new NAIC structured security valuation and ratings process.

   As of and for the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2011   2010   2009
---------------------          ------ ------ ------
Statutory net income.......... $  6.5 $130.0 $ 40.9
Statutory capital and surplus.  559.5  549.1  429.5

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level. As of December 31, 2011 and 2010, we exceeded the minimum required RBC levels.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. We have increased life insurance statutory reserves and have taken steps to mitigate the impact the regulations have had on our business. We cannot provide assurance that we will be able to continue to implement actions to mitigate further impacts of Regulations XXX or AXXX on our life insurance products. Additionally, we cannot provide assurance that there will not be regulatory, tax or other challenges to the actions we have taken to date. The result of those potential challenges could require us to increase statutory reserves or incur higher operating and/or tax costs.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(16)SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life and long-term care insurance and fixed deferred annuities businesses. Our Runoff segment primarily includes variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                          U.S. LIFE           CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF       OTHER       TOTAL
---------------------     --------- --------  ------------- ---------
Net investment income.... $  325.8  $    3.0     $  0.6     $   329.4
Premiums.................    182.5        --         --         182.5
Net investment gains
  (losses)...............     (5.1)    (58.4)      (1.1)        (64.6)
Policy fees and other
  income.................     22.4      21.5         --          43.9
                          --------  --------     ------     ---------
   Total revenues........    525.6     (33.9)      (0.5)        491.2
                          --------  --------     ------     ---------
Benefits and other
  changes in policy
  reserves...............    233.4       1.7         --         235.1
Interest credited........    108.5       2.9         --         111.4
Acquisition and
  operating expenses,
  net of deferrals.......     38.9       8.6        1.1          48.6
Amortization of deferred
  acquisition costs and
  intangibles............     39.4       5.1         --          44.5
Goodwill impairment......     49.1        --         --          49.1
Interest expense.........      0.3       1.7         --           2.0
                          --------  --------     ------     ---------
   Total benefits and
     expenses............    469.6      20.0        1.1         490.7
                          --------  --------     ------     ---------
Income (loss) before
  income taxes...........     56.0     (53.9)      (1.6)          0.5
Provision (benefit) for
  income taxes...........     37.1     (20.1)      (1.5)         15.5
                          --------  --------     ------     ---------
Net income (loss)........ $   18.9  $  (33.8)    $ (0.1)    $   (15.0)
                          ========  ========     ======     =========
Total assets............. $8,963.5  $1,595.1     $444.5     $11,003.1
                          ========  ========     ======     =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2011, 2010 and 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                          U.S. LIFE          CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF      OTHER       TOTAL
---------------------     --------- -------- ------------- ---------
Net investment income.... $  311.4  $    2.9    $  2.3     $   316.6
Premiums.................    182.2        --        --         182.2
Net investment gains
  (losses)...............    (23.7)      9.2      (5.9)        (20.4)
Policy fees and other
  income.................     16.7      29.2        --          45.9
                          --------  --------    ------     ---------
   Total revenues........    486.6      41.3      (3.6)        524.3
                          --------  --------    ------     ---------
Benefits and other
  changes in policy
  reserves...............    217.3       2.8        --         220.1
Interest credited........    114.0       3.0        --         117.0
Acquisition and
  operating expenses,
  net of deferrals.......     36.6       8.7       1.9          47.2
Amortization of deferred
  acquisition costs and
  intangibles............     46.4       3.4        --          49.8
Interest expense.........      0.3       1.8        --           2.1
                          --------  --------    ------     ---------
   Total benefits and
     expenses............    414.6      19.7       1.9         436.2
                          --------  --------    ------     ---------
Income (loss) before
  income taxes...........     72.0      21.6      (5.5)         88.1
Provision (benefit) for
  income taxes...........     25.5       6.8      (2.1)         30.2
                          --------  --------    ------     ---------
Net income (loss)........ $   46.5  $   14.8    $ (3.4)    $    57.9
                          ========  ========    ======     =========
Total assets............. $7,891.4  $1,706.7    $558.2     $10,156.3
                          ========  ========    ======     =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                          U.S. LIFE        CORPORATE AND
(AMOUNTS IN MILLIONS)     INSURANCE RUNOFF     OTHER      TOTAL
---------------------     --------- ------ ------------- ------
Net investment income....  $289.1   $ 8.7      $ 0.6     $298.4
Premiums.................   179.3      --         --      179.3
Net investment gains
  (losses)...............   (94.3)    2.5       (0.8)     (92.6)
Policy fees and other
  income.................    12.8    13.2         --       26.0
                           ------   -----      -----     ------
   Total revenues........   386.9    24.4       (0.2)     411.1
                           ------   -----      -----     ------
Benefits and other
  changes in policy
  reserves...............   200.0     2.5         --      202.5
Interest credited........   123.1     5.2         --      128.3
Acquisition and
  operating expenses,
  net of deferrals.......    31.3     6.8        0.9       39.0
Amortization of deferred
  acquisition costs and
  intangibles............     8.2    15.0         --       23.2
Interest expense.........     0.1      --         --        0.1
                           ------   -----      -----     ------
   Total benefits and
     expenses............   362.7    29.5        0.9      393.1
                           ------   -----      -----     ------
Income (loss) before
  income taxes...........    24.2    (5.1)      (1.1)      18.0
Provision (benefit) for
  income taxes...........     8.0    (3.0)       0.2        5.2
                           ------   -----      -----     ------
Net income (loss)........  $ 16.2   $(2.1)     $(1.3)    $ 12.8
                           ======   =====      =====     ======

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-39955.

    (f) Optional Death Benefit Rider NY5071. Previously filed on March 1,
        2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-39955.

    (g) Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
        2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

    (h) Death Benefit available at Death of Any Annuitant Endorsement
        NY5155 12/00. Previously filed on September 13, 2002 with
        Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (i) Enhanced Payment Rider NY5136 11/00. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-47016.

    (j) Payment Protection Rider. Previously filed on May 17, 2005 with
        Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (l) Payment Protection Variable Annuity Rider. Previously filed on
        October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (o) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 32 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

 (5)    Form of Application. Previously filed on October 20, 2006 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

 (7)    Reinsurance Agreement. Previously filed on April 30, 2004 with Post
        Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
        Account II, Registration No. 333-47016.

 (7)(a) Reinsurance Agreement. Previously filed on April 26, 2010 with
        Post-Effective Amendment No. 37 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (8)(a) Fund Participation Agreement between J.P. Morgan Series Trust II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47016.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
           Wealth Management, Inc. Previously filed on April 27, 2009 with
           Post-Effective Amendment No. 35 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(dd)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(ee)   Form of Fund Participation Agreement Amendment between Genworth Life
           Insurance Company of New York and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (9)       Opinion and Consent of Aneal V. Krishnamurthy, Counsel for Genworth
           Life Insurance Company of New York. Filed herewith.

 (10) Consent of Independent Registered Public Account Firm. Filed herewith.

 (11) Not Applicable.

 (12) Not Applicable.

 (13) Power of Attorney. Previously filed on April 27, 2011 with
      Post-Effective Amendment No. 40 and on October 14, 2011 with
      Post-Effective Amendment No. 41 to Form N-4 for Genworth Life of New
      York VA Separate Account 1, Registration No. 333-47016.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


       NAME                     ADDRESS                        POSITION WITH COMPANY
       ----                      -------                        ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                     New York, New York 10017        President and Chief Executive Officer
Marshall S. Belkin.. 50 Quail Close                  Director
                     Irvington, New York 10533
Ward E. Bobitz...... 6620 West Broad Street          Director, Vice President and Assistant
                     Richmond, Virginia 23230        Secretary
Richard I. Byer..... 3060 Lucerne Park Drive         Director
                     Lake Worth, Florida 33467
Paul A. Haley....... 6610 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Actuary
Patrick B. Kelleher. 6610 West Broad Street          Director and Senior Vice President
                     Richmond, Virginia 23230
Ronald P. Joelson... 6620 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Investment Officer
Thomas M. Stinson... 6610 West Broad Street          Director and President, Long Term Care
                     Richmond, Virginia 23230        Division
Terrence O. Jones... 14 Chamberlin Court             Director
                     Cranberry, New Jersey 08512
Amy R. Corbin....... 6610 West Broad Street          Senior Vice President and Chief Financial
                     Richmond, Virginia 23230        Officer
Alexandra Duran..... 150 E. 85th Street              Director
                     New York, New York 10028
Harry D. Dunn....... 6610 West Broad Street          Director and Senior Vice President
                     Richmond, Virginia 23230
James J. Buddle..... 704 Green View Lane             Director
                     Doylestown, Pennsylvania 18901
John G. Apostle, II. 6620 West Broad Street          Vice President and Chief Compliance
                     Richmond, Virginia 23230        Officer
Thomas E. Duffy..... 6610 West Broad Street          Senior Vice President, General Counsel and
                     Richmond, Virginia 23230        Secretary
Elena K. Edwards.... 700 Main Street                 Senior Vice President
                     Lynchburg, Virginia 24504
Scott J. McKay...... 6630 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Jac J. Amerell...... 6610 West Broad Street          Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street          Treasurer
                     Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 2,646 owners of Qualified Contracts and 2,030 owners of Non-Qualified Contracts as of March 10, 2012.


ITEM 28.  INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


       NAME                ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.     President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.     Director
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
Martin P. Klein..... 6610 W. Broad St.     Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6610 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Jac J. Amerell...... 6610 W. Broad St.     Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street  Treasurer
                     Richmond, VA 23230
Linda C. Bagnell.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230


   (c)


                                     (2)
            (1)                NET UNDERWRITING       (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION ON  BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
    ---------------------      ---------------- --------------- ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11.0%    $4.9 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2012.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY: GENWORTH LIFE INSURANCE COMPANY OF
                                         NEW YORK
                                       (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                          TITLE                       DATE
        ---------                          -----                       ----

  /S/  DAVID J. SLOANE*    Director, Chairperson of the Board,    April 26, 2012
--------------------------   President and Chief Executive
     DAVID J. SLOANE         Officer

/S/  MARSHALL S. BELKIN*   Director                               April 26, 2012
--------------------------
   MARSHALL S. BELKIN

  /S/  WARD E. BOBITZ*     Director, Vice President and           April 26, 2012
--------------------------   Assistant Secretary
     WARD E. BOBITZ

  /S/  RICHARD I. BYER*    Director                               April 26, 2012
--------------------------
     RICHARD I. BYER

   /S/  PAUL A. HALEY      Director, Senior Vice President and    April 26, 2012
--------------------------   Chief Actuary
      PAUL A. HALEY

  /S/  ALEXANDRA DURAN*    Director                               April 26, 2012
--------------------------
     ALEXANDRA DURAN

/S/  PATRICK B. KELLEHER*  Director and Senior Vice President     April 26, 2012
--------------------------
   PATRICK B. KELLEHER

 /S/  THOMAS M. STINSON*   Director and President, Long Term      April 26, 2012
--------------------------   Care Division
    THOMAS M. STINSON

       SIGNATURE                         TITLE                       DATE
       ---------                         -----                       ----

/S/  RONALD P. JOELSON*  Director, Senior Vice President and    April 26, 2012
------------------------   Chief Investment Officer
   RONALD P. JOELSON

  /S/  HARRY D. DUNN*    Director and Vice President            April 26, 2012
------------------------
     HARRY D. DUNN

/S/  TERRENCE O. JONES*  Director                               April 26, 2012
------------------------
   TERRENCE O. JONES

 /S/  JAMES J. BUDDLE*   Director                               April 26, 2012
------------------------
    JAMES J. BUDDLE

  /S/  AMY R. CORBIN*    Senior Vice President and Chief        April 26, 2012
------------------------   Financial Officer
     AMY R. CORBIN

 /S/  JAC J. AMERELL*    Vice President and Controller          April 26, 2012
------------------------
    JAC J. AMERELL



*By:    /S/  PAUL A. HALEY    , pursuant to Power of         April 26, 2012
      ----------------------    Attorney executed on April
          PAUL A. HALEY         1, 2011 and October 11, 2011